                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

     Pre-Effective Amendment No. ______                   [ ]

     Post-Effective Amendment No. 12 (File No.333-139760) [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 76 (File No. 811-07195)                [X]

                        (Check appropriate box or boxes)

                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                               (Name of Depositor)

          829 Ameriprise Financial Center, Minneapolis, MN        55474
        (Address of Depositor's Principal Executive Offices)   (Zip Code)

       Depositor's Telephone Number, including Area Code   (612) 671-2237

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[X]  on April 29, 2011 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

PROSPECTUS


APRIL 29, 2011


RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            829 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 333-3437
            (Corporate Office)
            RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT


New contracts are not currently being offered.



This prospectus describes two versions of the contract: the Current Contract (applications signed on or after Nov. 30, 2009, subject to state availability) and the Original Contract (applications signed prior to Nov. 30, 2009, or in states where the Current Contract was unavailable). The information in this prospectus applies to both contracts unless stated otherwise.


This prospectus contains information that you should know before investing. Prospectuses are also available for:

AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust

Columbia Funds Variable Series Trust II


  (previously RiverSource Variable Series Trust (RVST))

Credit Suisse Trust
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)

Invesco Van Kampen Variable Insurance Funds


Invesco Variable Insurance Funds

Janus Aspen Series: Service Shares
Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM) - Service Class

Morgan Stanley Universal Investment Funds (UIF)

Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Investment Trust (VIT)
Putnam Variable Trust - Class IB Shares

Wanger Advisors Trust


Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contracts and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


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                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  1

RiverSource Life offers other variable annuity contracts in addition to the contracts described in this prospectus which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contracts described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contracts and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contracts and/or optional riders described in this prospectus.

TABLE OF CONTENTS


KEY TERMS...................................    3
THE CONTRACTS IN BRIEF......................    5
EXPENSE SUMMARY.............................    7
CONDENSED FINANCIAL INFORMATION.............   16
FINANCIAL STATEMENTS........................   16
THE VARIABLE ACCOUNT AND THE FUNDS..........   16
GUARANTEE PERIOD ACCOUNTS (GPAS)............   32
THE FIXED ACCOUNT...........................   33
BUYING YOUR CONTRACT........................   36
CHARGES.....................................   41
VALUING YOUR INVESTMENT.....................   51
MAKING THE MOST OF YOUR CONTRACT............   52
SURRENDERS..................................   61
TSA -- SPECIAL PROVISIONS...................   62
CHANGING THE ANNUITANT......................   63
CHANGING OWNERSHIP..........................   63
BENEFITS IN CASE OF DEATH...................   64
OPTIONAL BENEFITS...........................   72
THE ANNUITY PAYOUT PERIOD...................   86
TAXES.......................................   88
VOTING RIGHTS...............................   92
SUBSTITUTION OF INVESTMENTS.................   92
ABOUT THE SERVICE PROVIDERS.................   93
ADDITIONAL INFORMATION......................   94
APPENDICES TABLE OF CONTENTS AND
  CROSS-REFERENCE TABLE.....................   96
APPENDIX A: EXAMPLE --
  MARKET VALUE ADJUSTMENT (MVA).............   97
APPENDIX B: EXAMPLE -- SURRENDER CHARGES....   99
APPENDIX C: EXAMPLE -- DEATH BENEFITS.......  108
APPENDIX D: EXAMPLE -- SECURESOURCE SERIES
  OF RIDERS.................................  114
APPENDIX E: SECURESOURCE SERIES OF
  RIDERS --
  ADDITIONAL RMD DISCLOSURE.................  122
APPENDIX F: EXAMPLE --
  BENEFIT PROTECTOR DEATH BENEFIT RIDER.....  124
APPENDIX G: EXAMPLE --
  BENEFIT PROTECTOR PLUS DEATH BENEFIT
  RIDER.....................................  126
APPENDIX H: ASSET ALLOCATION PROGRAM FOR
  CONTRACTS WITH APPLICATIONS SIGNED BEFORE
  MAY 1, 2006...............................  128
APPENDIX I: GUARANTOR WITHDRAWAL
  BENEFIT FOR LIFE RIDER DISCLOSURE.........  129
APPENDIX J: GUARANTOR WITHDRAWAL
  BENEFIT RIDER DISCLOSURE..................  141
APPENDIX K: INCOME ASSURER BENEFIT RIDERS...  149
APPENDIX L: EXAMPLE --
  ACCUMULATION PROTECTOR BENEFIT RIDER......  158
APPENDIX M: SECURESOURCE RIDER DISCLOSURE...  159
APPENDIX N: SECURESOURCE 20 RIDER
  DISCLOSURE................................  172
APPENDIX O: SECURESOURCE STAGES RIDER
  DISCLOSURE................................  186
APPENDIX P: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................  196
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  207





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 2  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITIZATION START DATE: The date when annuity payments begin according to the applicable annuity payment plan (referred to as "Retirement date" in the Original Contract). Throughout this prospectus when we use the term "Annuitization start date," it includes the term "Retirement date."

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's death (Current Contract), or owner's or annuitant's death (Original Contract) while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT (CURRENT CONTRACT): The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account (Current Contract) or the one-year fixed account and the DCA fixed account (Original Contract). Amounts you allocate to the fixed account earn interest rates we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.

GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.


OWNER (YOU, YOUR): The person or persons identified in the contract as owners(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. The


--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 3 owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines "owner", "you" and "your".


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.


SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract (referred to as "Withdrawal value" in the Original Contract). It is the contract value minus any applicable charges, plus any positive or negative market value adjustment. Throughout this prospectus when we use the term "Surrender" it includes the term "Withdrawal".


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract (referred to as "Surrender value" in the Current Contract). It is the contract value minus any applicable charges, plus any positive or negative market value adjustment. Throughout this prospectus when we use the term "Surrender" it includes the term "Withdrawal".


--------------------------------------------------------------------------------
 4  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACTS IN BRIEF


This prospectus describes two versions of the contract: the Current Contract (applications signed on or after Nov. 30, 2009, subject to state availability) and the Original Contract (applications signed prior to Nov. 30, 2009, or in states where the Current Contract was unavailable). The primary differences are disclosed in the following sections: "Key Terms", "Expense Summary," "Buying Your Contract", "Benefits in Case of Death", and "Optional Benefits."


PURPOSE: These contracts allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. For the Current Contract, you may allocate your purchase payments to the regular fixed account, the Special DCA fixed account, GPAs and/or subaccounts of the variable account under the contract. For the Original Contract, you may allocate your purchase payments to the one-year fixed account (if part of your contract), the DCA fixed account (if part of your contract), the GPAs and/or subaccounts of the variable account under the contract. When you invest in the subaccounts of the variable account, you risk losing amounts you invest. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the annuitization start date, these contracts provide lifetime or other forms of payout of your contract value (less any applicable premium tax and/or other charges).


BUYING A CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See "Buying Your Contract").

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes-1035 Exchanges".)

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your investment professional or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract and any positive or negative market value adjustment will apply; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate purchase payments among the:

- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds").

- GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See "The Guarantee Period Accounts
  (GPAs)")

- for the Current Contract:

  - regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Buying Your Contract", "Transfer policies" and "The Regular Fixed Account").

  - Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "Special DCA Fixed Account").


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                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  5

- for the Original Contract:

  - one-year fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract", "Transfer policies" and "The One-Year Fixed Account").

  - DCA fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "DCA Fixed Account").

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account (Current Contract) and DCA fixed account (Original Contract) are not permitted. GPAs, the regular fixed account (Current Contract) and the one-year fixed account (Original Contract) are subject to special restrictions. (See "Making the Most of Your
Contract -- Transferring Among Accounts").

SURRENDERS: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including a 10% IRS penalty if you make surrenders prior to your reaching age 59 1/2) and may have other tax consequences. If you have elected the SecureSource Stages rider or the SecureSource 20 rider, please consider carefully when you take withdrawals. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be reset based on your contract value at that time and you will no longer be eligible to receive the 20% credit available under the SecureSource 20 rider or any future rider credits under the SecureSource Stages. Certain other restrictions may apply. (See "Surrenders").




OPTIONAL BENEFITS: You can buy optional benefits with your contract for an additional charge if you meet certain criteria. We offer optional death benefits and optional living benefits. Optional living benefits include: different versions of the guaranteed minimum withdrawal benefits, which permit you to withdraw a guaranteed amount from the contract over a period of time, Accumulation Protector Benefit rider, which provides you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts, and Income Assurer Benefit rider, which provides you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts . Guaranteed minimum withdrawal benefits are SecureSource series riders, Guarantor Withdrawal Benefit rider and Guarantor Withdrawal Benefit for Life rider. When used in this prospectus, the term "SecureSource series" includes: the SecureSource Stages 2 riders, the SecureSource Stages riders, the SecureSource 20 riders and the SecureSource riders, except where the SecureSource Stages 2 riders, the SecureSource Stages riders, SecureSource 20 riders and SecureSource riders are specifically referenced and distinguished from other riders in the SecureSource series.



Optional living benefits require the use of a Portfolio Navigator program (PN program) investment option which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. For more information on optional living benefits, please see "Optional Benefits -- Optional Living Benefits". Optional benefits vary by state and may have eligibility requirements.



We offer the following optional death benefits: MAV Death Benefit, 5% Accumulation Death Benefit, Enhanced Death Benefit, Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider. Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider are intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.


BENEFITS IN CASE OF DEATH: For the Current Contract, if you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. For the Original Contract, if you or the annuitant die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (See "Benefits in Case of Death").

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs, the Special DCA fixed account (Current Contract) and the DCA fixed accounts (Original Contract) are not available after the annuitization start date. (See "The Annuity Payout Period").


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 6  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A SURRENDER FROM THESE CONTRACTS. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAY PAY WHEN YOU MAKE A SURRENDER FROM ONE OF THESE CONTRACTS. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.





CURRENT CONTRACT:

(applications signed on or after Nov. 30, 2009, subject to state availability)

CONTRACT OWNER TRANSACTION EXPENSES


SURRENDER CHARGE

(Contingent deferred sales charge as a percentage of purchase payments surrendered)


                  NUMBER OF COMPLETED YEARS                                      SURRENDER CHARGE PERCENTAGE
             FROM DATE OF EACH PURCHASE PAYMENT                               APPLIED TO EACH PURCHASE PAYMENT
                              0                                                               7%

                              1                                                               7

                              2                                                               6

                              3                                                               6

                              4                                                               5

                              5                                                               4

                              6                                                               2

                              Thereafter                                                      0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                 MAXIMUM: $50     CURRENT: $40

ANNUAL CONTRACT ADMINISTRATIVE CHARGE IF YOUR CONTRACT VALUE          MAXIMUM: $20     CURRENT: $0
EQUALS OR EXCEEDS $50,000

CONTRACT ADMINISTRATIVE CHARGE AT FULL SURRENDER                      MAXIMUM: $50     CURRENT: $40


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE ONE OF THE DEATH BENEFIT GUARANTEES. THE DEATH BENEFIT YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE DEATH BENEFIT GUARANTEES AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

CV Death Benefit*                                   1.30%                         0.15%                        1.45%

ROPP Death Benefit                                  1.30                          0.15                         1.45

MAV Death Benefit                                   1.55                          0.15                         1.70

5% Accumulation Death Benefit                       1.70                          0.15                         1.85

Enhanced Death Benefit                              1.75                          0.15                         1.90




* CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.



--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  7

OTHER ANNUAL EXPENSES

OPTIONAL DEATH BENEFITS

If eligible, you may have selected an optional death benefit in addition to the ROPP and MAV Death Benefits. The fees apply only if you have selected one of these benefits.




BENEFIT PROTECTOR(R) DEATH BENEFIT RIDER FEE                                       0.25%

BENEFIT PROTECTOR(R) PLUS DEATH BENEFIT RIDER FEE                                  0.40%


(As a percentage of the contract value charged annually on the contract anniversary.)


OPTIONAL LIVING BENEFITS


If eligible, you may have selected one of the following optional living benefits if available in your state. The optional living benefits require participation in the PN program. The fees apply only if you have selected one of these benefits.





SECURESOURCE STAGES 2(SM) - SINGLE LIFE RIDER FEE                   MAXIMUM: 1.75%     CURRENT: 0.95%

SECURESOURCE STAGES 2(SM) - JOINT LIFE RIDER FEE                    MAXIMUM: 2.25%     CURRENT: 1.15%




(Charged annually on the contract anniversary as a percentage of contract value or the total Benefit Base, whichever is greater.)







ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                        MAXIMUM: 1.75%     CURRENT: 1.50%(1)



(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)


(1) For contract applications signed after July 18, 2010, but prior to Oct. 4, 2010, the current fee is 1.10%.







SECURESOURCE(R) STAGES - SINGLE LIFE RIDER FEE                      MAXIMUM: 2.00%     CURRENT: 1.10%

SECURESOURCE(R) STAGES - JOINT LIFE RIDER FEE                       MAXIMUM: 2.50%     CURRENT: 1.35%




(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)



ORIGINAL CONTRACT:


(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)


CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales charge as a percentage of purchase payments surrendered)


                  NUMBER OF COMPLETED YEARS                                      SURRENDER CHARGE PERCENTAGE
             FROM DATE OF EACH PURCHASE PAYMENT                               APPLIED TO EACH PURCHASE PAYMENT
                              0                                                               7%

                              1                                                               7

                              2                                                               6

                              3                                                               6

                              4                                                               5

                              5                                                               4

                              6                                                               2

                              Thereafter                                                      0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See Charges -- Surrender Charge and The Annuity Payout Period -- Annuity Payout Plans.)

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.



ANNUAL CONTRACT ADMINISTRATIVE CHARGE AND AT FULL SURRENDER                         $40


(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full surrender)


--------------------------------------------------------------------------------
 8  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE ONE OF THE DEATH BENEFIT GUARANTEES. THE DEATH BENEFIT YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE DEATH BENEFIT GUARANTEES AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

ROP Death Benefit                                   1.30%                         0.15%                        1.45%

MAV Death Benefit                                   1.50                          0.15                         1.65

5% Accumulation Death Benefit                       1.65                          0.15                         1.80

Enhanced Death Benefit                              1.70                          0.15                         1.85



OTHER ANNUAL EXPENSES

OPTIONAL DEATH BENEFITS

If eligible, you may have selected an optional death benefit in addition to the ROP and MAV Death Benefits. The fees apply only if you select one of these benefits.




BENEFIT PROTECTOR(R) DEATH BENEFIT RIDER FEE                                       0.25%

BENEFIT PROTECTOR(R) PLUS DEATH BENEFIT RIDER FEE                                  0.40%


(As a percentage of the contract value charged annually on the contract anniversary.)

OPTIONAL LIVING BENEFITS

If eligible, you may have selected one of the following optional living benefits, if available in your state. The fees apply only if you elected one of these benefits when you purchased your contract. Each optional living benefit requires participation in the PN program.





ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                        MAXIMUM: 1.75%     CURRENT: 0.95%(1)




(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)



(1) For contract applications signed prior to Jan. 25, 2009 the current fee was 0.55% and for contract applications signed between Jan. 25, 2009 and May 30, 2009, the current fee was 0.80%.



FOR APPLICATIONS SIGNED ON OR AFTER AUG. 10, 2009 BUT PRIOR TO NOV. 30, 2009, SUBJECT TO STATE AVAILABILITY, OR IN STATES WHERE THE CURRENT CONTRACT WAS NOT
AVAILABLE:




SECURESOURCE(R) 20 - SINGLE LIFE RIDER FEE                          MAXIMUM: 2.00%     CURRENT: 1.25%

SECURESOURCE(R) 20 - JOINT LIFE RIDER FEE                           MAXIMUM: 2.50%     CURRENT: 1.55%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)


FOR APPLICATIONS SIGNED ON OR AFTER JAN. 26, 2009, BUT PRIOR TO AUG. 10, 2009, OR IN STATES WHERE THE CURRENT CONTRACT AND SECURESOURCE 20 WERE NOT AVAILABLE:




SECURESOURCE(R) - SINGLE LIFE RIDER FEE                             MAXIMUM: 2.00%     CURRENT: 1.10%

SECURESOURCE(R) - JOINT LIFE RIDER FEE                              MAXIMUM: 2.50%     CURRENT: 1.40%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

FOR APPLICATIONS SIGNED ON OR AFTER JUNE 1, 2008, BUT PRIOR TO JAN. 26, 2009:



SECURESOURCE(R) - SINGLE LIFE RIDER FEE                             MAXIMUM: 1.50%     CURRENT: 0.75%

SECURESOURCE(R) - JOINT LIFE RIDER FEE                              MAXIMUM: 1.75%     CURRENT: 0.95%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

FOR APPLICATIONS SIGNED PRIOR TO JUNE 1, 2008:



SECURESOURCE(R) - SINGLE LIFE RIDER FEE                             MAXIMUM: 1.50%     CURRENT: 0.65%

SECURESOURCE(R) - JOINT LIFE RIDER FEE                              MAXIMUM: 1.75%     CURRENT: 0.85%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)



GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER FEE                 MAXIMUM: 1.50%     CURRENT: 0.65%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)


--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  9


GUARANTOR(R) WITHDRAWAL BENEFIT RIDER FEE                          MAXIMUM: 1.50%     CURRENT: 0.55%


(As a percentage of contract value charged annually on the contract anniversary.)



INCOME ASSURER BENEFIT(R) - MAV RIDER FEE                          MAXIMUM: 1.50%     CURRENT: 0.30%(1)

INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE RIDER     MAXIMUM: 1.75%     CURRENT: 0.60%(1)
FEE

INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION      MAXIMUM: 2.00%     CURRENT: 0.65%(1)
BENEFIT BASE RIDER FEE


(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)

(1) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit - MAV -- 0.55%, Income Assurer Benefit - 5% Accumulation Benefit Base -- 0.70%; and Income Assurer
    Benefit - Greater of MAV or 5% Accumulation Benefit Base -- 0.75%.


--------------------------------------------------------------------------------
 10  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2010, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.47%                1.63%



(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

AllianceBernstein VPS Balanced Wealth Strategy Portfolio         0.55%      0.25%    0.13%           --%          0.93%
(Class B)


AllianceBernstein VPS Global Thematic Growth Portfolio           0.75       0.25     0.24            --           1.24
(Class B)


AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.08            --           0.88


AllianceBernstein VPS International Value Portfolio (Class       0.75       0.25     0.10            --           1.10
B)


American Century VP Inflation Protection, Class II               0.48       0.25     0.01            --           0.74


American Century VP International, Class II                      1.26       0.25     0.01          0.01           1.53


American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                              0.87       0.25       --            --           1.12


Columbia Variable Portfolio - Cash Management Fund (Class        0.33       0.13     0.17            --           0.63(1)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class       0.41       0.13     0.16            --           0.70(2)
3)


Columbia Variable Portfolio - Diversified Equity Income          0.56       0.13     0.14            --           0.83(2)
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)      0.66       0.13     0.17          0.01           0.97(1),(2)


Columbia Variable Portfolio - Emerging Markets Opportunity       1.07       0.13     0.28            --           1.48(2)
Fund (Class 3)


Columbia Variable Portfolio - Global Inflation Protected         0.42       0.13     0.15            --           0.70
Securities Fund (Class 3)


Columbia Variable Portfolio - High Income Fund, Class 2          0.63       0.25     0.18            --           1.06(3)


Columbia Variable Portfolio - High Yield Bond Fund (Class        0.58       0.13     0.17            --           0.88(2)
3)


Columbia Variable Portfolio - Income Opportunities Fund          0.57       0.13     0.15            --           0.85(1),(2)
(Class 3)


Columbia Variable Portfolio - International Opportunity          0.79       0.13     0.20            --           1.12(2)
Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class       0.71       0.13     0.18            --           1.02(1),(2)
3)


Columbia Variable Portfolio - Marsico Growth Fund, Class 1       0.91         --     0.10            --           1.01(4)


Columbia Variable Portfolio - Marsico International              1.02       0.25     0.24            --           1.51(4)
Opportunities Fund, Class 2


Columbia Variable Portfolio - Mid Cap Growth Opportunity         0.76       0.13     0.16            --           1.05(2)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value Opportunity          0.76       0.13     0.15            --           1.04(1),(2)
Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)       0.10       0.13     0.24            --           0.47(2)


Columbia Variable Portfolio - Select Large-Cap Value Fund        0.71       0.13     0.33            --           1.17(1),(2)
(Class 3)


Columbia Variable Portfolio - Short Duration U.S.                0.36       0.13     0.16            --           0.65(2)
Government Fund (Class 3)


Columbia Variable Portfolio - Small Cap Value Fund, Class 2      0.87       0.25     0.17            --           1.29(5)




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  11

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50%      0.25%    0.34%           --%          1.09%(6)


Dreyfus Investment Portfolios MidCap Stock Portfolio,            0.75       0.25     0.09            --           1.09
Service Shares


Dreyfus Investment Portfolios Technology Growth Portfolio,       0.75       0.25     0.06            --           1.06
Service Shares


Dreyfus Variable Investment Fund Appreciation Portfolio,         0.75       0.25     0.06            --           1.06
Service Shares


Dreyfus Variable Investment Fund International Equity            0.75       0.25     0.31            --           1.31
Portfolio, Service Shares


Dreyfus Variable Investment Fund International Value             1.00       0.25     0.26            --           1.51
Portfolio, Service Shares


Eaton Vance VT Floating-Rate Income Fund                         0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Growth Portfolio Service Class 2                 0.56       0.25     0.11            --           0.92


Fidelity(R) VIP Investment Grade Bond Portfolio Service          0.32       0.25     0.11            --           0.68
Class 2


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.15            --           1.11


FTVIPT Franklin Income Securities Fund - Class 2                 0.45       0.25     0.02            --           0.72


FTVIPT Franklin Rising Dividends Securities Fund - Class 2       0.62       0.25     0.03          0.01           0.91(7)


FTVIPT Franklin Small-Mid Cap Growth Securities                  0.51       0.25     0.29          0.01           1.06(7)
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.14            --           0.99


FTVIPT Templeton Global Bond Securities Fund - Class 2           0.46       0.25     0.09            --           0.80


FTVIPT Templeton Growth Securities Fund - Class 2                0.74       0.25     0.03            --           1.02


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.07            --           0.87


Goldman Sachs VIT Structured U.S. Equity                         0.62         --     0.08            --           0.70(8)
Fund - Institutional Shares


Invesco V.I. Basic Value Fund, Series II Shares                  0.69       0.25     0.31            --           1.25


Invesco V.I. Capital Appreciation Fund, Series II Shares         0.62       0.25     0.29            --           1.16


Invesco V.I. Capital Development Fund, Series II Shares          0.75       0.25     0.34            --           1.34


Invesco V.I. Global Health Care Fund, Series II Shares           0.75       0.25     0.37            --           1.37


Invesco V.I. International Growth Fund, Series II Shares         0.71       0.25     0.33            --           1.29


Invesco V.I. Mid Cap Core Equity Fund, Series II Shares          0.73       0.25     0.30            --           1.28


Invesco Van Kampen V.I. Comstock Fund, Series II Shares          0.56       0.25     0.29            --           1.10(9)


Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.03            --           0.92


Legg Mason ClearBridge Variable Small Cap Growth Portfolio,      0.75         --     0.14            --           0.89
Class I


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.12            --           1.12


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.11            --           1.26


MFS(R) Total Return Series - Service Class                       0.75       0.25     0.06            --           1.06(10)


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio, Class II        0.85       0.35     0.43            --           1.63(11)
Shares


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II            0.75       0.35     0.31            --           1.41(11)
Shares


Morgan Stanley UIF U.S. Real Estate Portfolio, Class II          0.80       0.35     0.32            --           1.47(11)
Shares


Oppenheimer Capital Appreciation Fund/VA, Service Shares         0.66       0.25     0.13            --           1.04


Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.13            --           1.01


Oppenheimer Global Strategic Income Fund/VA, Service Shares      0.60       0.25     0.14          0.04           1.03(12)


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,             0.70       0.25     0.15            --           1.10(13)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.66           1.34(14)


Putnam VT Global Health Care Fund - Class IB Shares              0.63       0.25     0.19            --           1.07


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.19            --           1.14


Putnam VT Multi-Cap Growth Fund - Class IB Shares                0.56       0.25     0.19            --           1.00




--------------------------------------------------------------------------------
 12  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Putnam VT Small Cap Value Fund - Class IB Shares                 0.63%      0.25%    0.19%         0.09%          1.16%


Variable Portfolio - Aggressive Portfolio (Class 2)                --       0.25     0.02          0.82           1.09


Variable Portfolio - Aggressive Portfolio (Class 4)                --       0.25     0.02          0.82           1.09(15)


Variable Portfolio - Conservative Portfolio (Class 2)              --       0.25     0.03          0.64           0.92


Variable Portfolio - Conservative Portfolio (Class 4)              --       0.25     0.03          0.64           0.92(15)


Variable Portfolio - Davis New York Venture Fund (Class 3)       0.70       0.13     0.13            --           0.96(2),(16)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund            0.78       0.13     0.14            --           1.05(2)
(Class 3)


Variable Portfolio - Moderate Portfolio (Class 2)                  --       0.25     0.02          0.75           1.02


Variable Portfolio - Moderate Portfolio (Class 4)                  --       0.25     0.02          0.75           1.02(15)


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.79           1.06
2)


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.79           1.06(15)
4)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.69           0.96
(Class 2)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.69           0.96(15)
(Class 4)


Variable Portfolio - Partners Small Cap Value Fund (Class        0.92       0.13     0.17          0.04           1.26(2),(16)
3)


Wanger International                                             0.86         --     0.21            --           1.07(17)


Wanger USA                                                       0.86         --     0.12            --           0.98(17)




    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.58% for Columbia Variable
     Portfolio - Cash Management Fund (Class 3), 0.86% for Columbia Variable Portfolio - Dynamic Equity Fund (Class 3), 0.83% for Columbia Variable Portfolio - Income Opportunities Fund (Class 3), 0.89% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 1.02% for Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3) and 0.95% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3).


 (2) Expense ratios have been adjusted to reflect current fees.


 (3) Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates. Other expenses have been restated to reflect contractual changes to the transfer agency fees paid. The Adviser has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.85% of the Fund's average daily net assets on an annualized basis. The Adviser, in its discretion, may revise or discontinue this arrangement at any time.


 (4) Other expenses have been restated to reflect contractual changes to the transfer agency fees paid. The Adviser has contractually agreed to bear, through April 30, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.91% for Columbia Variable Portfolio - Marsico Growth Fund, Class 1 and 1.45% for Columbia Variable Portfolio - Marsico International Opportunities Fund, Class 2 of the Fund's average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Adviser.


 (5) Management fees have been restated to reflect contractual changes to the investment advisory and/or administration fee rates. Other expenses have been restated to reflect contractual changes to the transfer agency fees paid. The Adviser has contractually agreed to bear, through April 30, 2012, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.03% of the Fund's average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangement, including the Fund and the Adviser.


 (6) Effective January 1, 2011, Credit Suisse will voluntarily waive fees and reimburse expenses so that the Portfolio's annual expenses will not exceed 1.05% of the Portfolio's average daily net assets.


 (7) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012. After fee reductions, net expenses would be 0.90% for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and 1.05% for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.


 (8) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (9) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 13 routine items and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.87% of average daily net assets.


(10) Effective May 1, 2011, MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012. After fee waivers, net expenses would be 1.02%.


(11) The Portfolios' adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares, 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares and 1.35% for Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


(12) The Manager has agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. This fee waiver and/or reimbursement may not be amended or withdrawn until one year after the date of the Fund's prospectus. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees.


(13) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%. This voluntary expense limitation may not be amended or withdrawn until one year after the date of the Funds' prospectus.


(14) PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.305%.


(15) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for Variable Portfolio - Aggressive Portfolio (Class 4), 0.86% for Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for Variable
     Portfolio - Moderate Portfolio (Class 4), 0.98% Variable
     Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for Variable Portfolio - Moderately Conservative Portfolio (Class 4).


(16) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.90% for Variable Portfolio - Davis New York Venture Fund (Class 3) and 1.14% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).


(17) The advisor has contractually agreed to cap advisory fees at an annual rate equal to 0.83% for Wanger International and 0.85% for Wanger USA of the Fund's average daily net assets until April 30, 2012. After fee waivers and/or reimbursements, net expenses would be 1.04% for Wanger International and 0.97% for Wanger USA.




--------------------------------------------------------------------------------
 14  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

CURRENT CONTRACT:

(applications signed on or after Nov. 30, 2009, subject to state availability)


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered. They assume that you select the MAV Death Benefit, the SecureSource Stages 2 - Joint Life rider and the Benefit Protector Plus Death Benefit(1),(3). Although your actual costs may be lower, based on the assumptions your costs would be:




                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                       IF YOU SURRENDER YOUR CONTRACT AT THE END       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                             OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                      $1,291      $2,499      $3,684      $6,316      $661       $1,957      $3,231      $6,316






MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROPP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:




                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                             IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                       AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                       $885       $1,312      $1,737      $2,621      $237        $726       $1,237      $2,621






ORIGINAL CONTRACT:


(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)





MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death Benefit, the SecureSource - Joint Life rider or SecureSource 20 - Joint Life rider and the Benefit Protector Plus Death Benefit.(2),(3) Although your actual costs may be lower, based on the assumptions your costs would be:




                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                             IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                       AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                      $1,301      $2,528      $3,732      $6,402      $671       $1,986      $3,278      $6,402








MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:




                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                             IF YOU SURRENDER YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                       AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                      1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS

                       $885       $1,312      $1,737      $2,621      $237        $726       $1,237      $2,621





(1) In these examples, the contract administrative charge is $50.
(2) In these examples, the contract administrative charge is $40.
(3) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.



--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  15

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix P.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.


Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

--------------------------------------------------------------------------------
 16 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  17

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:



  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.


  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
 18  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein               N                  Y          Seeks to maximize total        AllianceBernstein L.P.
VPS Balanced Wealth                                           return consistent with
Strategy Portfolio                                            AllianceBernstein's
(Class B)                                                     determination of reasonable
                                                              risk.
-------------------------------------------------------------------------------------------------------------------------

AllianceBernstein               Y                  Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS Global Thematic                                           capital.
Growth Portfolio
(Class B)
-------------------------------------------------------------------------------------------------------------------------

AllianceBernstein               Y                  Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS Growth and                                                capital.
Income Portfolio
(Class B)
-------------------------------------------------------------------------------------------------------------------------

AllianceBernstein               Y                  Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS International                                             capital.
Value Portfolio
(Class B)
-------------------------------------------------------------------------------------------------------------------------

American Century VP             N                  Y          The Fund pursues long-term     American Century Investment
Inflation                                                     total return using a           Management, Inc.
Protection, Class II                                          strategy that seeks to
                                                              protect against U.S.
                                                              inflation.
-------------------------------------------------------------------------------------------------------------------------

American Century VP             N                  Y          Seeks capital growth.          American Century Investment
International, Class                                                                         Management, Inc.
II
-------------------------------------------------------------------------------------------------------------------------

American Century VP             Y                  Y          Seeks long-term capital        American Century Investment
Mid Cap Value, Class                                          growth. Income is a            Management, Inc.
II                                                            secondary objective.
-------------------------------------------------------------------------------------------------------------------------

American Century VP             Y                  Y          Seeks long-term capital        American Century Investment
Ultra(R), Class II                                            growth.                        Management, Inc.
-------------------------------------------------------------------------------------------------------------------------

American Century VP             Y                  Y          Seeks long-term capital        American Century Investment
Value, Class II                                               growth. Income is a            Management, Inc.
                                                              secondary objective.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks maximum current income   Columbia Management
Portfolio - Cash                                              consistent with liquidity      Investment Advisers, LLC
Management Fund                                               and stability of principal.
(Class 3)
(previously
RiverSource Variable
Portfolio - Cash
Management Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high level of current    Columbia Management
Portfolio - Diversi-                                          income while attempting to     Investment Advisers, LLC
fied Bond Fund                                                conserve the value of the
(Class 3)                                                     investment for the longest
(previously                                                   period of time.
RiverSource Variable
Portfolio - Diversi-
fied Bond Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  19

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Columbia Variable               Y                  Y          Seeks high level of current    Columbia Management
Portfolio - Diversi-                                          income and, as a secondary     Investment Advisers, LLC
fied Equity Income                                            goal, steady growth of
Fund (Class 3)                                                capital.
(previously
RiverSource Variable
Portfolio - Diversi-
fied Equity Income
Fund (Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks capital appreciation.    Columbia Management
Portfolio - Dynamic                                                                          Investment Advisers, LLC
Equity Fund (Class
3) (previously
RiverSource Variable
Portfolio - Dynamic
Equity Fund (Class
3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Emerging                                          growth.                        Investment Advisers, LLC,
Markets Opportunity                                                                          adviser; Threadneedle
Fund (Class 3)                                                                               International Limited, an
(previously                                                                                  indirect wholly-owned
Threadneedle                                                                                 subsidiary of Ameriprise
Variable                                                                                     Financial, sub-adviser.
Portfolio - Emerging
Markets Fund (Class
3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Non-diversified fund that      Columbia Management
Portfolio - Global                                            seeks total return that        Investment Advisers, LLC
Inflation Protected                                           exceeds the rate of
Securities Fund                                               inflation over the long-
(Class 3)                                                     term.
(previously
RiverSource Variable
Portfolio - Global
Inflation Protected
Securities Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks total return,            Columbia Management
Portfolio - High                                              consisting of a high level     Investment Advisers, LLC.
Income Fund, Class 2                                          of income and capital
(previously Columbia                                          appreciation.
High Yield Fund,
Variable Series,
Class B))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high current income,     Columbia Management
Portfolio - High                                              with capital growth as a       Investment Advisers, LLC
Yield Bond Fund                                               secondary objective.
(Class 3)
(previously
RiverSource Variable
Portfolio - High
Yield Bond Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 20  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Columbia Variable               Y                  Y          Seeks high total return        Columbia Management
Portfolio - Income                                            through current income and     Investment Advisers, LLC
Opportunities Fund                                            capital appreciation.
(Class 3)
(previously
RiverSource Variable
Portfolio - Income
Opportunities Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks capital appreciation.    Columbia Management
Portfolio - In-                                                                              Investment Advisers, LLC,
ternational                                                                                  adviser; Threadneedle
Opportunity Fund                                                                             International Limited, an
(Class 3)                                                                                    indirect wholly-owned
(previously                                                                                  subsidiary of Ameriprise
Threadneedle                                                                                 Financial, sub-adviser.
Variable
Portfolio - In-
ternational
Opportunity Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Large                                             growth.                        Investment Advisers, LLC
Cap Growth Fund
(Class 3)
(previously Seligman
Variable
Portfolio - Growth
Fund (Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Marsico                                           capital.                       Investment Advisers, LLC,
Growth Fund, Class 1                                                                         adviser; Marsico Capital
(previously Columbia                                                                         Management, LLC, subadviser.
Marsico Growth Fund,
Variable Series,
Class A)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Marsico                                           capital.                       Investment Advisers, LLC,
International                                                                                adviser; Marsico Capital
Opportunities Fund,                                                                          Management, LLC, subadviser.
Class 2 (previously
Columbia Marsico
International
Opportunities Fund,
Variable Series,
Class B))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               N                  Y          Seeks growth of capital.       Columbia Management
Portfolio - Mid Cap                                                                          Investment Advisers, LLC
Growth Opportunity
Fund (Class 3)
(previously
RiverSource Variable
Portfolio - Mid Cap
Growth Fund (Class
3))
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  21

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Columbia Variable               Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Mid Cap                                           capital.                       Investment Advisers, LLC
Value Opportunity
Fund (Class 3)
(previously
RiverSource Variable
Portfolio - Mid Cap
Value Fund (Class
3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - S&P 500                                           appreciation.                  Investment Advisers, LLC
Index Fund (Class 3)
(previously
RiverSource Variable
Portfolio - S&P 500
Index Fund (Class
3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               N                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Select                                            capital.                       Investment Advisers, LLC
Large-Cap Value Fund
(Class 3)
(previously Seligman
Variable
Portfolio - Larger-
Cap Value Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high level of current    Columbia Management
Portfolio - Short                                             income and safety of           Investment Advisers, LLC
Duration U.S.                                                 principal consistent with
Government Fund                                               investment in U.S.
(Class 3)                                                     government and government
(previously                                                   agency securities.
RiverSource Variable
Portfolio - Short
Duration U.S.
Government Fund
(Class 3))
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Small                                             appreciation.                  Investment Advisers, LLC
Cap Value Fund,
Class 2 (previously
Columbia Small Cap
Value Fund, Variable
Series, Class B)
-------------------------------------------------------------------------------------------------------------------------

Credit Suisse                   Y                  Y          Seeks total return.            Credit Suisse Asset
Trust - Commodity                                                                            Management, LLC
Return Strategy
Portfolio
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Investment              N                  Y          Seeks investment results       The Dreyfus Corporation
Portfolios MidCap                                             that are greater than the
Stock Portfolio,                                              total return performance of
Service Shares                                                publicly traded common
                                                              stocks of medium-size
                                                              domestic companies in the
                                                              aggregate, as represented by
                                                              the Standard & Poor's MidCap
                                                              400 Index.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 22  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment              N                  Y          Seeks capital appreciation.    The Dreyfus Corporation
Portfolios
Technology Growth
Portfolio, Service
Shares
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable                N                  Y          Seeks long-term capital        The Dreyfus Corporation,
Investment Fund                                               growth consistent with the     adviser; Fayez Sarofim &
Appreciation                                                  preservation of capital. Its   Co., sub-adviser.
Portfolio, Service                                            secondary goal is current
Shares                                                        income.
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable                Y                  Y          Seeks capital growth.          The Dreyfus Corporation,
Investment Fund                                                                              adviser; Newton Capital
International Equity                                                                         Management Limited, sub-
Portfolio, Service                                                                           adviser.
Shares
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable                Y                  Y          Seeks long-term capital        The Dreyfus Corporation
Investment Fund                                               growth.
International Value
Portfolio, Service
Shares
-------------------------------------------------------------------------------------------------------------------------

Eaton Vance VT                  Y                  Y          Seeks high level of current    Eaton Vance Management
Floating-Rate Income                                          income.
Fund
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP                 Y                  Y          Seeks long-term capital        Fidelity Management &
Contrafund(R)                                                 appreciation. Normally         Research Company (FMR) is
Portfolio Service                                             invests primarily in common    the fund's manager. Fidelity
Class 2                                                       stocks. Invests in             Investments Money
                                                              securities of companies        Management, Inc. (FIMM) and
                                                              whose value it believes is     other affiliates of FMR
                                                              not fully recognized by the    serve as sub-advisers for
                                                              public. Invests in either      the fund.
                                                              "growth" stocks or "value"
                                                              stocks or both. The fund
                                                              invests in domestic and
                                                              foreign issuers.
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP                 N                  Y          Seeks to achieve capital       FMR is the fund's manager.
Growth Portfolio                                              appreciation. Normally         FIMM and other affiliates of
Service Class 2                                               invests primarily in common    FMR serve as sub-advisers
                                                              stocks. Invests in companies   for the fund.
                                                              that it believes have above-
                                                              average growth potential
                                                              (stocks of these companies
                                                              are often called "growth"
                                                              stocks). The Fund invests in
                                                              domestic and foreign
                                                              issuers.
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP                 Y                  Y          Seeks as high level of         FMR is the fund's manager.
Investment Grade                                              current income as is           FIMM and other affiliates of
Bond Portfolio                                                consistent with the            FMR serve as sub-advisers
Service Class 2                                               preservation of capital.       for the fund.
                                                              Normally invests at least
                                                              80% of assets in investment-
                                                              grade debt securities (those
                                                              of medium and high quality)
                                                              of all types and repurchase
                                                              agreements for those
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  23

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid             Y                  Y          Seeks long-term growth of      FMR is the fund's manager.
Cap Portfolio                                                 capital. Normally invests      FIMM and other affiliates of
Service Class 2                                               primarily in common stocks.    FMR serve as sub-advisers
                                                              Normally invests at least      for the fund.
                                                              80% of assets in securities
                                                              of companies with medium
                                                              market capitalizations. May
                                                              invest in companies with
                                                              smaller or larger market
                                                              capitalizations. Invests in
                                                              domestic and foreign
                                                              issuers. The Fund invests in
                                                              either "growth" or "value"
                                                              common stocks or both.
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP                 Y                  Y          Seeks long-term growth of      FMR is the fund's manager.
Overseas Portfolio                                            capital. Normally invests      FIMM and other affiliates of
Service Class 2                                               primarily in common stocks     FMR serve as sub-advisers
                                                              allocating investments         for the fund.
                                                              across different countries
                                                              and regions. Normally
                                                              invests at least 80% of
                                                              assets in non-U.S.
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin                 Y                  Y          Seeks to maximize income       Franklin Advisers, Inc.
Income Securities                                             while maintaining prospects
Fund - Class 2                                                for capital appreciation.
                                                              The fund normally invests in
                                                              both equity and debt
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin                 N                  Y          Seeks long-term capital        Franklin Advisory Services,
Rising Dividends                                              appreciation, with             LLC
Securities                                                    preservation of capital as
Fund - Class 2                                                an important consideration.
                                                              The fund normally invests at
                                                              least 80% of its net assets
                                                              in investments of companies
                                                              that have paid rising
                                                              dividends.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin                 N                  Y          Seeks long-term capital        Franklin Advisers, Inc.
Small-Mid Cap Growth                                          growth. The fund normally
Securities                                                    invests at least 80% of its
Fund - Class 2                                                net assets in investments of
                                                              small capitalization and mid
                                                              capitalization companies.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Mutual Shares            N                  Y          Seeks capital appreciation,    Franklin Mutual Advisers,
Securities                                                    with income as a secondary     LLC
Fund - Class 2                                                goal. The fund normally
                                                              invests primarily in U.S.
                                                              and foreign equity
                                                              securities that the manager
                                                              believes are undervalued.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 24  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton                Y                  Y          Seeks high current income,     Franklin Advisers, Inc.
Global Bond                                                   consistent with preservation
Securities                                                    of capital, with capital
Fund - Class 2                                                appreciation as a secondary
                                                              consideration. The fund
                                                              normally invests at least
                                                              80% of its net assets in
                                                              bonds, which include debt
                                                              securities of any maturity,
                                                              such as bonds, notes, bills
                                                              and debentures.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Templeton                Y                  Y          Seeks long-term capital        Templeton Global Advisors
Growth Securities                                             growth. The fund normally      Limited
Fund - Class 2                                                invests primarily in equity
                                                              securities of companies
                                                              located anywhere in the
                                                              world, including those in
                                                              the U.S. and emerging
                                                              markets.
-------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT               Y                  Y          Seeks long-term capital        Goldman Sachs Asset
Mid Cap Value                                                 appreciation.                  Management, L.P.
Fund - Institutional
Shares
-------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT               Y                  Y          Seeks long-term growth of      Goldman Sachs Asset
Structured U.S.                                               capital.                       Management, L.P.
Equity
Fund - Institutional
Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Basic              N                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
Value Fund, Series                                            capital.
II Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Capital            Y                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
Appreciation Fund,                                            capital.
Series II Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Capital            Y                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
Development Fund,                                             capital.
Series II Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Global             Y                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
Health Care Fund,                                             capital.
Series II Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I.                    Y                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
International Growth                                          capital.
Fund, Series II
Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Mid Cap            N                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
Core Equity Fund,                                             capital.
Series II Shares
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  25

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen              Y                  Y          Seeks capital growth and       Invesco Advisers, Inc.
V.I. Comstock Fund,                                           income through investments
Series II Shares                                              in equity securities,
(previously Van                                               including common stocks,
Kampen LIT Comstock                                           preferred stocks and
Portfolio, Class II                                           securities convertible into
Shares)                                                       common and preferred stocks.
-------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series              Y                  Y          Seeks long-term growth of      Janus Capital Management LLC
Janus Portfolio:                                              capital in a manner
Service Shares                                                consistent with the
                                                              preservation of capital.
-------------------------------------------------------------------------------------------------------------------------

Legg Mason                      Y                  Y          Seeks long-term growth of      Legg Mason Partners Fund
ClearBridge Variable                                          capital.                       Advisor, LLC, adviser;
Small Cap Growth                                                                             ClearBridge Advisors, LLC,
Portfolio, Class I                                                                           sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

MFS(R) Investors                N                  Y          Seeks capital appreciation.    MFS Investment Management(R)
Growth Stock
Series - Service
Class
-------------------------------------------------------------------------------------------------------------------------

MFS(R) New Discovery            N                  Y          Seeks capital appreciation.    MFS Investment Management(R)
Series - Service
Class
-------------------------------------------------------------------------------------------------------------------------

MFS(R) Total Return             Y                  Y          Seeks total return.            MFS Investment Management(R)
Series - Service
Class
-------------------------------------------------------------------------------------------------------------------------

MFS(R) Utilities                Y                  Y          Seeks total return.            MFS Investment Management(R)
Series - Service
Class
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF              Y                  Y          Seeks current income and       Morgan Stanley Investment
Global Real Estate                                            capital appreciation.          Management Inc., adviser;
Portfolio, Class II                                                                          Morgan Stanley Investment
Shares (previously                                                                           Management Limited and
Van Kampen's UIF                                                                             Morgan Stanley Investment
Global Real Estate                                                                           Management Company,
Portfolio, Class II                                                                          subadvisers.
Shares)
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF              Y                  Y          Seeks long-term capital        Morgan Stanley Investment
Mid Cap Growth                                                growth by investing            Management Inc.
Portfolio, Class II                                           primarily in common stocks
Shares (previously                                            and other equity securities.
Van Kampen's UIF Mid
Cap Growth
Portfolio, Class II
Shares)
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF              N                  Y          Non-diversified Portfolio      Morgan Stanley Investment
U.S. Real Estate                                              that seeks above-average       Management Inc.
Portfolio, Class II                                           current income and long-term
Shares (previously                                            capital appreciation by
Van Kampen's UIF                                              investing primarily in
U.S. Real Estate                                              equity securities of
Portfolio, Class II                                           companies in the U.S. real
Shares)                                                       estate industry, including
                                                              real estate investment
                                                              trusts.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 26  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital             Y                  Y          Seeks capital appreciation.    OppenheimerFunds, Inc.
Appreciation
Fund/VA, Service
Shares
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global              Y                  Y          Seeks long-term capital        OppenheimerFunds, Inc.
Securities Fund/VA,                                           appreciation.
Service Shares
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global              Y                  Y          Seeks high current income by   OppenheimerFunds, Inc.
Strategic Income                                              investing mainly in debt
Fund/VA, Service                                              securities.
Shares
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Main                Y                  Y          Seeks capital appreciation.    OppenheimerFunds, Inc.
Street Small- & Mid-
Cap Fund(R)/VA
Service Shares
(previously
Oppenheimer Main
Street Small Cap
Fund/VA, Service
Shares)
-------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset             Y                  Y          Seeks maximum real return      Pacific Investment
Portfolio, Advisor                                            consistent with preservation   Management Company LLC
Share Class                                                   of real capital and prudent
                                                              investment management.
-------------------------------------------------------------------------------------------------------------------------

Putnam VT Global                N                  Y          Seeks capital appreciation.    Putnam Investment
Health Care                                                                                  Management, LLC, adviser;
Fund - Class IB                                                                              Putnam Advisory Company,
Shares                                                                                       LLC, sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

Putnam VT                       N                  Y          Seeks capital appreciation.    Putnam Investment
International Equity                                                                         Management, LLC, adviser;
Fund - Class IB                                                                              Putnam Advisory Company,
Shares                                                                                       LLC, sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

Putnam VT Multi-Cap             N                  Y          Seeks long-term capital        Putnam Investment
Growth Fund - Class                                           appreciation.                  Management, LLC
IB Shares
-------------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap             N                  Y          Seeks capital appreciation.    Putnam Investment
Value Fund - Class                                                                           Management, LLC
IB Shares
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Aggress-                                          return that is consistent      Investment Advisers, LLC
ive Portfolio (Class                                          with an aggressive level of
2)                                                            risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a small amount
                                                              in underlying funds that
                                                              invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  27

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Aggress-                                          return that is consistent      Investment Advisers, LLC
ive Portfolio (Class                                          with an aggressive level of
4)                                                            risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a small amount
                                                              in underlying funds that
                                                              invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Conserv-                                          return that is consistent      Investment Advisers, LLC
ative Portfolio                                               with a conservative level of
(Class 2)                                                     risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in fixed income securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Conserv-                                          return that is consistent      Investment Advisers, LLC
ative Portfolio                                               with a conservative level of
(Class 4)                                                     risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in fixed income securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Davis                                             growth.                        Investment Advisers, LLC,
New York Venture                                                                             adviser; Davis Selected
Fund (Class 3)                                                                               Advisers, L.P., subadviser.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Goldman                                           capital.                       Investment Advisers, LLC,
Sachs Mid Cap Value                                                                          adviser; Goldman Sachs Asset
Fund (Class 3)                                                                               Management, L.P.,
                                                                                             subadviser.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 28  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderate                                          return that is consistent      Investment Advisers, LLC
Portfolio (Class 2)                                           with a moderate level of
                                                              risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in a
                                                              balance of underlying funds
                                                              that invest in fixed income
                                                              securities and underlying
                                                              funds that invest in equity
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderate                                          return that is consistent      Investment Advisers, LLC
Portfolio (Class 4)                                           with a moderate level of
                                                              risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in a
                                                              balance of underlying funds
                                                              that invest in fixed income
                                                              securities and underlying
                                                              funds that invest in equity
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Aggressive                                                with a moderately aggressive
Portfolio (Class 2)                                           level of risk. This is a
                                                              "fund of funds" and seeks to
                                                              achieve its objective by
                                                              investing in a combination
                                                              of underlying funds. The
                                                              fund invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a moderate
                                                              amount in underlying funds
                                                              that invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  29

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Aggressive                                                with a moderately aggressive
Portfolio (Class 4)                                           level of risk. This is a
                                                              "fund of funds" and seeks to
                                                              achieve its objective by
                                                              investing in a combination
                                                              of underlying funds. The
                                                              fund invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a moderate
                                                              amount in underlying funds
                                                              that invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Conservative                                              with a moderately
Portfolio (Class 2)                                           conservative level of risk.
                                                              This is a "fund of funds"
                                                              and seeks to achieve its
                                                              objective by investing in a
                                                              combination of underlying
                                                              funds. The fund invests
                                                              primarily in underlying
                                                              funds that invest in fixed
                                                              income securities and also
                                                              invests a moderate amount in
                                                              underlying funds that invest
                                                              in equity securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Conservative                                              with a moderately
Portfolio (Class 4)                                           conservative level of risk.
                                                              This is a "fund of funds"
                                                              and seeks to achieve its
                                                              objective by investing in a
                                                              combination of underlying
                                                              funds. The fund invests
                                                              primarily in underlying
                                                              funds that invest in fixed
                                                              income securities and also
                                                              invests a moderate amount in
                                                              underlying funds that invest
                                                              in equity securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 30  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Partners                                          appreciation.                  Investment Advisers, LLC,
Small Cap Value Fund                                                                         adviser; Barrow, Hanley,
(Class 3)                                                                                    Mewhinney & Strauss, Inc.,
                                                                                             Denver Investment Advisors
                                                                                             LLC, Donald Smith & Co.,
                                                                                             Inc., River Road Asset
                                                                                             Management, LLC and Turner
                                                                                             Investment Partners, Inc.,
                                                                                             subadvisers.
-------------------------------------------------------------------------------------------------------------------------

Wanger International            Y                  Y          Seeks long-term capital        Columbia Wanger Asset
                                                              appreciation.                  Management, LLC
-------------------------------------------------------------------------------------------------------------------------

Wanger USA                      Y                  Y          Seeks long-term capital        Columbia Wanger Asset
                                                              appreciation.                  Management, LLC
-------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  31

THE GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available for contracts in some states.


Currently, unless the PN program is in effect, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time vary by state. The required minimum investment in each GPA is $1,000. (Exception: if a PN program model portfolio includes one or more GPAs, the required minimum investment does not apply.) These accounts are not offered after the annuitization start date.


Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window, you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts, the regular fixed account (Current Contract) or the one-year fixed account (Original Contract), or surrender the value from the specified GPA (all subject to applicable surrender and transfer provisions). If we do not receive any

--------------------------------------------------------------------------------
 32 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS instructions by the end of your guarantee period, our current practice is to automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state. If no GPAs are offered, we will transfer the value to the regular fixed account (Current Contract) or the one-year fixed account (Original Contract), if available. If the regular fixed account (Current Contract) or the one-year fixed account (Original Contract) is not available, we will transfer the value to the money market or cash management variable subaccount we designate.

We guarantee the contract value allocated to the GPAs, including the interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including surrenders under the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

For the Current Contract, the 30-day rule does not apply and no MVA will apply to:

- amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;

- amounts transferred automatically under the PN program; and

- amounts deducted for fees and charges.

Amounts we pay as death claims will not be reduced by any MVA.

For the Original Contract, the 30-day rule does not apply and no MVA will apply to:

- transfers from a one-year GPA occurring under an automated dollar-cost averaging program or interest sweep strategy;


- automatic rebalancing under any PN program model portfolio we offer which contains one or more GPAs. However, an MVA may apply if you transfer to a new PN program investment option;



- amounts applied to an annuity payout plan while a PN program model portfolio containing one or more GPAs is in effect;


- amounts deducted for fees and charges; or

- amounts we pay as death claims.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the early surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:


               IF YOUR GPA RATE IS:                                       THE MVA IS:

Less than the new GPA rate + 0.10%                                         Negative

Equal to the new GPA rate + 0.10%                                          Zero

Greater than the new GPA rate + 0.10%                                      Positive


For examples, see Appendix A.

THE FIXED ACCOUNT (APPLIES TO CONTRACT APPLICATIONS SIGNED ON OR AFTER MAY 1, 2006 AND IF AVAILABLE IN YOUR STATE)

Amounts allocated to the fixed account become part of our general account. For the Current Contract, the fixed account includes the regular fixed account and the Special DCA fixed account. For the Original Contract, the fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 33 should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

CURRENT CONTRACT:
(applications signed on or after Nov. 30, 2009, subject to state availability)

THE REGULAR FIXED ACCOUNT
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the regular fixed account. The value of the regular fixed account increases as we credit interest to the regular fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Making the Most of Your
Contract -- Transfer policies").

THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.

You may allocate your entire initial purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.


In accordance with your investment instructions, we transfer a pro rata amount from the Special DCA fixed account to the subaccounts or PN program investment option you select monthly so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the PN program investment option you selected, if applicable, includes the regular fixed account or any GPA, amounts will be transferred from the Special DCA fixed account to the regular fixed account or GPA according to the allocation percentage established for the PN program investment option you have selected.)


The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

- for the Special DCA fixed account and the regular fixed account; and

- for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the Special DCA fixed account for a six month term;

- the Special DCA fixed account for a twelve month term;


- the PN program investment option in effect;



- if no PN program investment option is in effect, to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular account and the GPAs.



--------------------------------------------------------------------------------
 34  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.

If you participate in a PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in a PN program while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.


You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").


Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

ORIGINAL CONTRACT:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract is not available)

ONE-YEAR FIXED ACCOUNT
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account if part of your contract. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

DCA FIXED ACCOUNT
You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The first DCA monthly transfer occurs one day after we receive your payment.

The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account. When you allocate a purchase payment to the DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to the one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:

- for the DCA fixed account and the one-year fixed account;

- for the DCA fixed accounts with terms of differing length;


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  35

- for amounts in the DCA fixed account that are transferred to the one-year fixed account;

- for amounts in the DCA fixed account that are transferred to the GPAs;

- for amounts in the DCA fixed account that are transferred to the subaccounts.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the DCA fixed account for a six month term;

- the DCA fixed account for a twelve month term;


- the PN program investment option in effect;



- if no PN program investment option is in effect, to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.


If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;


- to the PN program investment option then in effect;



- if no PN program investment option is in effect, then to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.


If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.


If you participate in a PN program, and you change to a different PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected PN program investment option.



If your contract permits, and you discontinue your participation in a PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account, the GPAs and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").



You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").


Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT


New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may select a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. For the Current Contract, you can buy a contract if you are 85 or younger. For the Original Contract, you can buy a contract if you and the annuitant are age 85 or younger. (The age limit may be younger for qualified annuities in some states.)



--------------------------------------------------------------------------------
 36  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

When you applied, you could have selected:


CURRENT CONTRACT:
(applications signed on or after Nov. 30, 2009, subject to state availability)

- GPAs, the regular fixed account, the Special DCA fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- the optional PN program(1); and

- one of the following optional death benefits:

  - MAV Death Benefit;

  - 5% Accumulation Death Benefit; or

  - Enhanced Death Benefit.

- one of the following additional optional death benefits:

  - Benefit Protector Death Benefit rider(2); or

  - Benefit Protector Plus Death Benefit rider(2).


In addition you could have also selected one of the following optional living benefits (all require the use of the PN program):



- SecureSource Stages 2 riders;



- SecureSource Stages riders;


- Accumulation Protector Benefit rider

The Current Contract provides for allocation of purchase payments to the GPAs, the regular fixed account, the Special DCA fixed account and/or the subaccounts of the variable account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.


ORIGINAL CONTRACT:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)


- GPAs, the one-year fixed account, if part of your contract, the DCA fixed account if part of your contract and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- the optional PN program(1); and

- one of the following optional death benefits:

  - MAV Death Benefit;

  - 5% Accumulation Death Benefit; or

  - Enhanced Death Benefit.

- one of the following additional optional death benefits:

  - Benefit Protector Death Benefit rider(2); or

  - Benefit Protector Plus Death Benefit rider(2).


In addition, if available in your state, could have also selected one of the following optional living benefits (all require the use of the PN program):



- SecureSource 20 riders;



- SecureSource riders;



- Accumulation Protector Benefit rider;



- Guarantor Withdrawal Benefit for Life rider;



- Guarantor Withdrawal Benefit rider;



- Income Assurer Benefit - MAV rider;



- Income Assurer Benefit - 5% Accumulation Benefit Base rider; or



- Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base rider.



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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  37

(1) There is no additional charge for this feature.
(2) Not available with 5% Accumulation or Enhanced Death Benefit.

The Original Contract provides for allocation of purchase payments to the GPAs, the one-year fixed account (if part of your contract), the DCA fixed account (if part of your contract) and/or to the subaccounts of the variable account in even 1% increments subject to the $1,000 required minimum investment for the GPAs. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

FOR BOTH THE CURRENT CONTRACT AND THE ORIGINAL CONTRACT:

We applied your purchase payment to your investment selections within two business days after we receive it at our corporate office. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the annuitization start date.

THE ANNUITIZATION START DATE
CURRENT CONTRACT:
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

- no earlier than the 30th day after the contract's effective date; and no later than

- the owner's 95th birthday or the tenth contract anniversary, if later,

- or such other date as agreed to by us.

Six months prior to your annuitization date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

If you do not make an election, annuity payouts using the contract's default option of annuity payout Plan B - Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made. Some distributors require annuitization by age 95. In that case, the option to continue to defer the annuitization start date after age 95 is not available.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.


Please see "SecureSource Stages 2 -- Other Provisions" section regarding options under this rider at the annuitization start date.


ORIGINAL CONTRACT:
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments and you will receive the first payment on the annuitization start date. The first annuity payment will be

--------------------------------------------------------------------------------
 38 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS made as provided by the annuity payment plan you select. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

- the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1),

- or such other date as agreed upon by us.

Prior to your annuitization start date, we will contact you with your options. If you do not make an election, your annuitization start date will be deferred.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the annuitization start date generally must be:

- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select an annuitization start date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions in the form of partial surrenders from this contract, annuity payouts can start:

- As late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

- Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, will delay the annuitization start date for these contracts.

(1) Applies to contracts with applications signed on or after May 1, 2006, in most states. For all other contracts, the annuitization start date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select one of the SecureSource series - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.

MINIMUM INITIAL PURCHASE PAYMENT
  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS
  $50 for SIPs

  $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS (WITHOUT CORPORATE OFFICE APPROVAL)

  - CURRENT CONTRACT:
    (applications signed on or after Nov. 30, 2009, subject to state availability)

  MAXIMUM TOTAL PURCHASE PAYMENTS* BASED ON YOUR AGE ON THE EFFECTIVE DATE OF THE PAYMENT:

For the first year and
  total:
through age 85             $1,000,000
age 86 or older            $0

For each subsequent year:
through age 85             $100,000
age 86 or older            $0




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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  39

  - ORIGINAL CONTRACT:

    (applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)


  MAXIMUM TOTAL PURCHASE PAYMENTS*
     $1,000,000

Additional purchase payment restrictions for contracts with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders

Effective Jan. 26, 2009, after initial purchase payments are received, limited additional purchase payments allowed for contracts with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders, subject to state restrictions. Initial purchase payments are: 1) payments received with the application, and 2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application, paper work initiated within 30 days from the application signed date and received within 180 days from the application signed date.

For contracts issued in all states except those listed below, the only additional purchase payments that will be allowed on/after Jan. 26, 2009 are the maximum annual contribution permitted by the Code for qualified annuities.

For contracts issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders will be limited to $100,000 for the life of your contract. The limit does not apply to initial purchase payments,


Additional purchase payment restrictions for the SecureSource Stages 2 riders, SecureSource Stages riders and SecureSource 20 riders



The riders prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment
(ALP) is established and your contract value on an anniversary is less than four times the ALP. (For the purpose of this calculation only, the ALP is determined using percentage B, as described under "Optional Living Benefits -- SecureSource Stages 2 Riders, SecureSource Stages Riders and SecureSource 20 Riders.")



Also for SecureSource 20 riders and SecureSource Stages riders, if you make additional purchase payments after you take a withdrawal during the waiting period, these purchase payments are not guaranteed until the end of the waiting period.


Additional purchase payment restrictions for the Accumulation Protector Benefit rider

Additional purchase payments are prohibited during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider.

For the Current Contract, additional purchase payments are also allowed within 180 days from the last contract anniversary if you exercise the elective step up option.

Subject to state restrictions, we reserve the right to change the above purchase payment limitations, including making further restrictions, upon written notice.

* These limits apply in total to all RiverSource Life annuities you own unless a higher maximum applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


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 40  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge that applies to the fixed account. For the Current Contract, we reserve the right to increase this charge after the first contract anniversary to a maximum of $50.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. For the Current Contract, we reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender from your contract, we will deduct the charge at the time of surrender regardless of the contract value. We cannot increase the annual contract administrative charge for the Original Contract. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit for the Current Contract).

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is determined by the death benefit guarantee in effect:

CURRENT CONTRACT:
(applications signed on or after Nov. 30, 2009, subject to state availability)


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

CV Death Benefit*                                                                 1.30%

ROPP Death Benefit                                                                1.30

MAV Death Benefit                                                                 1.55

5% Accumulation Death Benefit                                                     1.70

Enhanced Death Benefit                                                            1.75



* CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.


ORIGINAL CONTRACT:

(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)



                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

ROP Death Benefit                                                                 1.30%

MAV Death Benefit                                                                 1.50

5% Accumulation Death Benefit                                                     1.65

Enhanced Death Benefit                                                            1.70


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  41

Expense risk arises because we cannot increase the contract administrative charge for the Original Contract, we are limited on how much we can increase the contract administrative charge for the Current Contract, and we cannot increase the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract value before the annuitization start date, we may deduct a surrender charge. As described below, a surrender charge applies to each purchase payment you make. The surrender charge lasts for 7 years from the date of each purchase payment (see "Expense Summary").

You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA for the Current Contract, TFA for the Original Contract). Throughout this prospectus when we use the acronym FA, it includes TFA. The FA varies depending on whether your contract includes one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:


CURRENT CONTRACT WITHOUT SECURESOURCE STAGES RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or

- current contract earnings.

During the first contract year, the FA is the greater of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

- current contract earnings.


ORIGINAL CONTRACT WITHOUT SECURESOURCE 20 RIDER, SECURESOURCE RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER OR GUARANTOR WITHDRAWAL BENEFIT RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year; or

- current contract earnings.


CURRENT CONTRACT WITH SECURESOURCE STAGES RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the Remaining Annual Lifetime Payment (this amount will be zero during the waiting period).

During the first contract year, the FA is the greatest of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

- current contract earnings.


ORIGINAL CONTRACT WITH SECURESOURCE 20 RIDER, SECURESOURCE RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment (for the SecureSource 20 rider, Remaining Benefit Payment and the Remaining Annual Lifetime Payment are zero during the waiting period).


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 42  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ORIGINAL CONTRACT WITH GUARANTOR WITHDRAWAL BENEFIT RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the Remaining Benefit Payment.

(1) We consider your initial purchase payment to be the prior contract anniversary's contract value during the first contract year.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1. First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis for the Current Contract, and last-in, first-out (LIFO) basis for the Original Contract.

2. Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3. Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see "Expense Summary"), and then adding the total surrender charges.

For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.

EXAMPLE: Each time you make a purchase payment under the contract, a surrender charge schedule attaches to that purchase payment. The surrender charge percentage for each purchase payment declines according to the surrender charge schedule shown in your contract. (THE SURRENDER CHARGE PERCENTAGES FOR THE 7-YEAR SURRENDER CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY".) For example, during the first two years after a purchase payment is made, the surrender charge percentage attached to that payment is 7%. The surrender charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a surrender charge as to that payment.

For an example, see Appendix B.

WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders each year that represent the total free amount for that year;

- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. (Please note that, if you are buying a new contract with inherited IRA money, we will not waive surrender charges for a five-year distribution and, therefore, if that option is selected, you should choose a surrender charge period that is no longer than the time remaining in the five-year period.);

- amounts applied to an annuity payment plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a surrender charge.)

- surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions). For the Current Contract, waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

- amounts we refund to you during the free look period; and

- death benefits.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  43

CURRENT CONTRACT:

CONTINGENT EVENTS
- Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

- Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty, that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.

ORIGINAL CONTRACT:

CONTINGENT EVENTS
- Surrenders you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the surrender.

- Surrenders you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.


BOTH CONTRACTS:

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax on the annuitization start date, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full surrender from your contract.


OPTIONAL LIVING BENEFIT CHARGES



SECURESOURCE STAGES 2 RIDER CHARGE


We deduct an annual charge for this optional feature only if you select it as follows:



- SecureSource Stages 2 -- Single Life rider, 0.95%



- SecureSource Stages 2 -- Joint Life rider, 1.15%



The charge is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.



We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.



--------------------------------------------------------------------------------
 44  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Once you elect the SecureSource Stages 2 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.



Currently the SecureSource Stages 2 rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages 2 -- Single Life rider fee will not exceed a maximum of 1.75%. The SecureSource Stages 2 -- Joint Life rider fee will not exceed a maximum of 2.25%.



The following describes how your annual rider fee may increase:



1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.



  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:



       (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,



       (ii) any ability to make additional purchase payments,



       (iii) any future rider credits, and the credit base (CB) will be permanently reset to zero,



       (iv) any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and



       (v) the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.



  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.



2. Your annual rider fee may increase if you elect to change to a more aggressive investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.



If your rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.



The fee does not apply after the annuitization start date.




ACCUMULATION PROTECTOR BENEFIT RIDER FEE

We deduct an annual charge of 1.50%(1) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the charge from the contract value on the contract anniversary. For contract applications signed on or after May 3, 2010, we prorate this charge among all accounts and the subaccounts in the same proportion as your interest in each bears to your total contract value. For contract applications signed prior to June 1, 2009, the charge will be prorated among the GPAs, the one-year fixed account and the subaccounts. We will modify this prorated approach to comply with state regulations where necessary.


Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.


Currently, the Accumulation Protector Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The Accumulation Protector Benefit rider charge will not exceed a maximum of 1.75%.



We may increase the rider fee at our discretion and on a nondiscriminatory basis.



--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  45

We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:


(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or


(b) you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.



If you choose the elective step up, the elective spousal continuation step up or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.


The charge does not apply after the annuitization start date.


(1) For contract applications signed prior to Oct. 4 2010, the following charges apply:




APPLICATION SIGNED DATE                                                      CURRENT CHARGE

Before Jan. 26, 2009                                                              0.55%

Jan. 26, 2009 -- May 30, 2009                                                     0.80%

May 3, 2010 -- July 18, 2010                                                      0.95%

July 19, 2010 -- Oct. 3 2010                                                      1.10%





SECURESOURCE RIDER FEE
We deduct a charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:

- SecureSource - Single Life rider, 1.10%(1);

- SecureSource - Joint Life rider, 1.40%(1).

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect a SecureSource rider, you may not cancel it and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.


Currently the SecureSource rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource - Single Life rider charge will not exceed a maximum charge of 2.00%(2). The SecureSource - Joint Life rider fee will not exceed a maximum fee of 2.50%(2).



We may increase the rider fee at our discretion and on a nondiscriminatory basis.



We will not change the SecureSource rider fee in effect on your contract after the rider effective date unless:



(a) you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or





(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.



If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.


The charge does not apply after annuitization start date.

(1) For contract applications signed on or after June 1, 2008, but prior to Jan. 26, 2009, the current fee is 0.75% for Single Life rider and 0.95% for Joint Life rider. For contract applications signed prior to June 1, 2008, the current fee is 0.65% for Single Life rider and 0.85% for Joint Life rider.
(2) For contract applications signed prior to Jan. 26, 2009, the maximum fee is 1.50% for Single Life rider and 1.75% for Joint Life rider.


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 46  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

SECURESOURCE STAGES RIDER FEE


We deduct a charge for this optional feature only if you select it as follows:



- SecureSource Stages - Single Life rider, 1.10%



- SecureSource Stages - Joint Life rider, 1.35%



The fee is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.



We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.



Once you elect the SecureSource Stages rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge.



Currently the SecureSource Stages rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource Stages - Single Life rider fee will not exceed a maximum of 2.00%. The SecureSource Stages - Joint Life rider fee will not exceed a maximum of 2.50%.



The following describes how your annual rider fee may increase:



1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.



  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:



      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups, any ability to make additional purchase payments,



      (ii) any future rider credits, and the credit base (CB) will be permanently reset to zero,



      (iii) any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and



      (iv) the ability to change your PN program investment option to one that is more aggressive than your current investment option. Any change to a less aggressive PN program investment option will further limit the PN program investment options available to the then current and less aggressive PN program investment options.



  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.



2. Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current PN program investment option and if the new PN program investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program investment options may change at our discretion, however these changes will not apply to this rider unless you change your current PN program investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your PN program investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same PN program investment option or move to a less aggressive model. Also, this type of fee increase does not allow you to terminate the rider.



If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.



The charge does not apply after the annuitization start date.


SECURESOURCE 20 RIDER FEE
We deduct a charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:

- SecureSource 20 - Single Life rider, 1.25%;

- SecureSource 20 - Joint Life rider, 1.55%.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  47

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the SecureSource 20 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.


Currently the SecureSource 20 rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource 20 - Single Life rider fee will not exceed a maximum charge of 2.00%. The SecureSource 20 - Joint Life rider fee will not exceed a maximum charge of 2.50%.


The following describes how your annual rider fee may increase:

1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

      (ii)  any ability to make additional purchase payments,

      (iii) any pending increase to the ALP due to the 20% credit on the later of the third rider anniversary or the date the ALP is established, and


      (iv) the ability to change your PN program investment option to one that is more aggressive than your current one. Any change to a less aggressive PN program investment option will further limit the PN program investment options available to the then current and less aggressive PN program investment options.


  (B) You can terminate this rider if your annual rider fee increase after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.


2. Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current PN program investment options and if the new PN program investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program investment options may change at our discretion, however these changes will not apply to this rider unless you change your current PN program investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your PN program investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same PN program investment option or move to a less aggressive PN program investment option. Also, this type of fee increase does not allow you to terminate the rider.


If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER FEE(1)
We deduct an annual charge of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, or the contract value reduces to zero. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.


--------------------------------------------------------------------------------
 48  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Currently the Guarantor Withdrawal Benefit for Life rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Guarantor Withdrawal Benefit for Life rider fee will not exceed a maximum fee of 1.50%.



We may increase the rider fee at our discretion and on a nondiscriminatory basis.



We will not change the Guarantor Withdrawal Benefit for Life rider fee in effect on your contract after the rider effective date unless:



(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or





(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.


(1) See disclosure in Appendix I.


If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.


The charge does not apply after the annuitization start date.

GUARANTOR WITHDRAWAL BENEFIT RIDER FEE(1)
THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE APPENDIX J) UNLESS OTHERWISE NOTED.

We deduct an annual charge of 0.55% of contract value for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the one-year fixed account, and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.


Currently the Guarantor Withdrawal Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The Guarantor Withdrawal Benefit rider fee will not exceed a maximum charge of 1.50%.



We may increase the rider fee at our discretion and on a nondiscriminatory basis.



We will not change the Guarantor Withdrawal Benefit rider fee in effect on your contract after the rider effective date unless:



(a) you choose the annual elective step up or elective spousal continuation step up under Rider A after we have exercised our rights to increase the rider fee; or





(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.



If you choose the annual or spousal continuation elective step up or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.


The charge does not apply after the annuitization start date.

(1) See disclosure in Appendix J.

INCOME ASSURER BENEFIT RIDER FEE
We deduct a charge for this optional feature only if you selected it. We determine the charge by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 49 rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit rider is as follows:


                                                              MAXIMUM              CURRENT
Income Assurer Benefit - MAV                                    1.50%                0.30%(1)

Income Assurer Benefit - 5% Accumulation Benefit Base           1.75                 0.60(1)

Income Assurer Benefit - Greater of MAV or 5% Accumulation
Benefit Base                                                    2.00                 0.65(1)


(1) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit - MAV -- 0.55%, Income Assurer Benefit -- 5% Accumulation Benefit Base -- 0.70%; and Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base -- 0.75%.

We deduct the charge from the contract value on your contract anniversary. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or on the annuitization start date, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.


Currently the Income Assurer Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program investment option but not to exceed the maximum fees shown above. We cannot change the Income Assurer Benefit fee after the rider effective date, unless you change your PN program investment option after we have exercised our rights to increase the fee and/or charge a separate fee for each PN program investment option. If you choose to change your PN program investment option after we have exercised our rights to increase the rider fee, you will pay the fee that is in effect on the valuation date we receive your written request to change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.


For an example of how each Income Assurer Benefit rider fee is calculated, see Appendix K.


OPTIONAL DEATH BENEFIT CHARGES


BENEFIT PROTECTOR DEATH BENEFIT RIDER FEE
We deduct a charge for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

For the Current Contract, on the annuitization start date and if the contract is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place during the contract year. For the Original Contract, on the annuitization start date and if the contract is terminated for any reason other than death, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place since we last deducted the fee.

We cannot increase this annual charge after the rider effective date.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER FEE
We deduct a charge for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

For the Current Contract, on the annuitization start date and if the contract is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place during the contract year.

For the Original Contract, on the annuitization start date and if the contract is terminated for any reason other than death, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place since we last deducted the fee.

We cannot increase this annual charge after the rider effective date.


--------------------------------------------------------------------------------
 50  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS
We value the amounts you allocated to the GPAs directly in dollars. The value of a GPA equals:

- the sum of your purchase payments and transfer amounts allocated to the GPAs;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider;

  - Income Assurer Benefit rider;

  - Benefit Protector rider; or

  - Benefit Protector Plus rider.

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- Current Contract: the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);

- Original Contract: the sum of your purchase payments allocated to the one-year fixed account (if included), and the DCA fixed account (if included), and transfer amounts to the one-year fixed account (including any positive or negative MVA on amounts transferred from the GPAs);

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider;

  - Income Assurer Benefit rider;

  - Benefit Protector rider; or

  - Benefit Protector Plus rider.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  51

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);

- partial surrenders;

- surrender charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider;

  - Income Assurer Benefit rider;

  - Benefit Protector rider; or

  - Benefit Protector Plus rider.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, for the Original Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or one-year GPA to one or more subaccounts. Automated transfers are not available for GPA terms of two or more years. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year fixed account or one-year GPA into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year fixed account or one-year GPA will be less than the annual interest rate we apply because there will be no compounding. For the Current Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up an automated transfer to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. The Current Contract does not allow an interest sweep strategy.

There is no charge for dollar-cost averaging.


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 52  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     Jun        100            18           5.56

                                                     Jul        100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract). See the "Special DCA Fixed Account", "DCA Fixed Account" and "Portfolio Navigator Program" sections in this prospectus for details.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under the PN program (see "Portfolio Navigator Program" below and "Appendix H -- Asset Allocation Program for Contracts with Applications Signed Before May 1, 2006").

As long as you are not participating in a PN program, asset rebalancing is available for use with the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) (see "Special DCA Fixed Account" and "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the Special DCA fixed account and the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account and the DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, as you may choose.


PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)




Under the PN program for the living benefit riders, your contract value is allocated to a PN program investment option (except as described in the next paragraph). The PN program investment options are currently five funds of funds, each of which


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  53
invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). The PN program is available for both nonqualified and qualified annuities.



The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see "The static model portfolios" below.



You are required to participate in the PN program if your contract includes optional living benefit riders. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds without being in the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.



THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.



Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income



4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income



FUND OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.



THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds and/or any GPAs (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.



If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the fund of funds investment options. If you begin taking income from your contract and have a living benefit rider that requires a move to a certain model portfolio once you begin taking income, you will be transferred to the fund of funds that corresponds to that model portfolio.



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 54  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:



- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a fund of funds);



- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period
  Accounts -- Market Value Adjustment.")



If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.



Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.



PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of a specific investment option or your decision to change to a different investment option.



Currently, there are five Portfolio Navigator funds (and under the previous PN program, five static model portfolios investment options), ranging from conservative to aggressive. You may not use more than one investment option at a time.


If you initially allocate qualifying purchase payments to the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), when available (see "The Special DCA Fixed Account" and "DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), into the investment option or model portfolio you have chosen.


You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If you make such a change, we may charge you a higher fee for your rider. If your contract includes a SecureSource series rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource series rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.


We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:


- limit your choice of investment options based on the amount of your initial purchase payment;


- cancel required participation in the program after 30 days written notice;


- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and



- discontinue the PN program after 30 days written notice.



RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a Portfolio Navigator funds of funds, see funds of funds prospectus.



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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  55

LIVING BENEFITS REQUIRING PARTICIPATION IN THE PN PROGRAM;



- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the PN program investment options. For contracts with applications signed on or after Jan. 26, 2009, you cannot select the Aggressive investment option, or transfer to the Aggressive investment option while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.



- SECURESOURCE SERIES OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDERS : The SecureSource series or the Guarantor Withdrawal Benefit for Life riders require that your contract value be invested in one of the PN program investment options for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE SERIES OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



- GUARANTOR WITHDRAWAL BENEFIT RIDER: The Guarantor Withdrawal Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract and because you cannot terminate the Guarantor Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



- INCOME ASSURER BENEFIT RIDER: The Income Assurer Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. You can terminate the Income Assurer Benefit rider during the 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times you cannot terminate the Income Assurer Benefit rider once you have selected it and you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.




TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

For the Current Contract, you may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account to another subaccount before the annuitization start date. For the Original Contract, you may transfer contract value from any one subaccount, GPAs, the one-year fixed account, or the DCA fixed account to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the GPAs, the regular fixed account and the one-year fixed account. You may not transfer contract value to the Special DCA fixed account or the DCA fixed account. You may not transfer contract value from the Special DCA fixed account or the DCA fixed account except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period, unless an exception applies.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


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 56  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

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TRANSFER POLICIES
CURRENT CONTRACT:
- Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.

- You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. You may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program model portfolio or investment option in effect. (See "Special DCA Fixed Account.")

- After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.

(1) All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

ORIGINAL CONTRACT:
- Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to an MVA. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. Subject to state restrictions, we reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- You may not transfer contract values from the subaccounts, the GPAs, or the one-year fixed account into the DCA fixed account. However, you may transfer contract values as automated monthly transfers from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPA, as described above. (See "DCA Fixed Account.")

- After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and DCA fixed account.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  57

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.


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

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  59

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to our corporate office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

CURRENT CONTRACT:

MINIMUM AMOUNT
Transfers or surrenders: $250 or entire subaccount balance**

ORIGINAL CONTRACT:

MINIMUM AMOUNT
Transfers or surrenders:  $500 or entire account balance

ALL CONTRACTS

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

   * Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
  ** The contract value after a partial surrender must be at least $500.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your investment professional can help you set up automated transfers among your subaccounts, regular fixed account (Current Contract), the one-year fixed account (Original Contract) or GPAs or automated partial surrenders from the GPAs, regular fixed account, one-year fixed account, Special DCA fixed account (Current Contract), DCA fixed account (Original Contract) or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account (Original Contact only) to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Automated transfers from the regular fixed account (Current Contract only) are limited to 30% of the regular fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (Current Contract) or DCA fixed account (Original Contract) (see "Special DCA Fixed Account", "Fixed Account -- DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Program").

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- If you have one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.

MINIMUM AMOUNT

CURRENT CONTRACT:

Transfers or surrenders:  $50

ORIGINAL CONTRACT:

Transfers or surrenders:  $100 monthly
                          $250 quarterly, semiannually or annually


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 60  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

 3 BY PHONE

Call:
(800) 333-3437

MINIMUM AMOUNT

CURRENT CONTRACT:

Transfers or surrenders:  $250 or entire contract balance

ORIGINAL CONTRACT:

Transfers or surrenders:  $500 or entire account balance

MAXIMUM AMOUNT

CURRENT CONTRACT:

Transfers:                Contract value or entire account balance
Surrenders:                $100,000

ORIGINAL CONTRACT:

Transfers:                Contract value or entire account balance
Surrenders:                $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and surrenders are automatically available. You may request that telephone transfers and surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot make surrenders after the annuitization start date except under Variable Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")



Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider may be reduced (see "Optional Benefits"). The first partial surrender request during the first contract year, for the SecureSource Stages 2 rider and any partial surrender request that reverses previous step-ups during the 3-year waiting period or exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement. This form shows the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.


In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
CURRENT CONTRACT:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, GPAs, the Special DCA fixed account and/or the regular fixed account in the same proportion as your value

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  61
in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after partial surrender is $500.

ORIGINAL CONTRACT:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, GPAs, the DCA fixed account and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise.(1)

After executing a partial surrender, the value in the one-year fixed account and each GPA and subaccount must be either zero or at least $50.

(1) If you elected one of the SecureSource series of riders, you do not have the option to request from which account to surrender.

RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.


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 62  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes")

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING THE ANNUITANT

For the Current Contract, if you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

For the Original Contract, annuitant changes are not allowed.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) (along with the annuitant for the Original Contract) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If you have an Income Assurer Benefit rider and/or the Benefit Protector Plus rider, the riders will terminate upon transfer of ownership of the annuity contract.

For the Original Contract, our current administrative practice is that if you have the Benefit Protector rider, the owner can choose to terminate the Benefit Protector rider during the 30-day window following the effective date of the ownership change.

For the Current Contract, if you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see "Optional Death
Benefits - Benefit Protector Death Benefit Rider").

For the Current Contract, the death benefit may change due to a change of ownership. If any owner is older than age 85 immediately following the ownership change, the MAV Death Benefit, 5% Accumulation Death Benefit and EDB will terminate, the ROPP Death Benefit will be unavailable, and the Contract Value Death Benefit will apply. If any owner is older than age 79 but all owners are younger than age 86, the MAV Death Benefit, the 5% Accumulation Death Benefit, and the EDB will terminate and the ROPP Death Benefit will apply. If all owners are age 79 or younger, the ROPP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit or EDB will continue. The ROPP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit and EDB values may be reset (see "Benefits in the Case of Death"). If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see "Charges - Mortality and Expense Risk Fee").


The SecureSource series - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force, subject to state restrictions. For the SecureSource Stages 2 - Joint Life rider, if ownership is transferred from a covered spouse to their


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  63
revocable trust(s), the annuitant must be one of the covered spouses. The Accumulation Protector Benefit, the SecureSource - Single Life, the Guarantor Withdrawal Benefit for Life and the Guarantor Withdrawal Benefit riders will continue upon transfer of ownership of the annuity contract and the values may be reset. For SecureSource rider and Guarantor Withdrawal Benefit for Life rider, any ownership change that impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the ownership change on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. For the Secure Source Stages 2 - Single Life riders, Secure Source 20 - Single Life and SecureSource Stages - Single Life riders, an ownership change that results in different covered person will terminate the rider, subject to state restrictions. (See "Optional Benefits.")


BENEFITS IN CASE OF DEATH

CURRENT CONTRACT:
(applications signed on or after Nov. 30, 2009, subject to state availability)

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay the benefits upon the first to die of any owner. The basic death benefit available under your contract at contract issue is the ROPP Death Benefit. In addition to the ROPP Death Benefit, we also offer the following optional death benefits at contract issue:

- MAV Death Benefit;

- 5% Accumulation Death Benefit; or

- Enhanced Death Benefit.

If it is available in your state and if you are age 79 or younger at contract issue, you can elect any one of the above optional death benefits. If you are age 80 or older at contract issue, the ROPP Death Benefit will apply.

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see "Changing Ownership") or continuation of the contract by the spouse under the spousal continuation provision.

We show the death benefit that applies to your contract at issue on your contract's data page. The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

We will base the benefit paid on the death benefit coverage in effect on the date of your death.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:


                                                                              PS X DB
ADJUSTED PARTIAL SURRENDERS (CALCULATED FOR ROPP AND MAV DEATH BENEFITS)  =  ---------
                                                                                 CV



  PS = the amount by which the contract value is reduced as a result of the partial surrender.

  DB = the applicable ROPP value or MAV on the date of (but prior to) the partial surrender

  CV = contract value on the date of (but prior to) the partial surrender.

COVERED LIFE CHANGE: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

CONTRACT VALUE DEATH BENEFIT (CV DEATH BENEFIT): is the death benefit available if any owner after an ownership change or spouse who continues the contract under the spousal continuation provision is over age 85 and therefore cannot qualify for the ROPP death benefit. Under this benefit, we will pay the beneficiary the greater of:

  - the Full Surrender Value, or

  - the contract value after any rider charges have been deducted.

FULL SURRENDER VALUE: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:

- any surrender charge,

- pro rata rider charges,

- the contract charge, and

plus:

- any positive or negative market value adjustment.


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 64  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT

The ROPP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1. the contract value after any rider charges have been deducted,

2. the ROPP Value, or

3. the Full Surrender Value.

ROPP VALUE: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.

After a covered life change for a spouse who continues the contract and is age 85 or younger, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 86 or older, the ROPP Death Benefit will terminate and he or she will be eligible for the CV death benefit.

After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP death benefit we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.

If the prior owner was not eligible for the ROPP but all current owners are eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.

IF AVAILABLE IN YOUR STATE AND YOU ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR CERTAIN OLDER ISSUE AGES BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 80. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.


MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. contract value after any rider charges have been deducted;

2. the ROPP value as described above;

3. the MAV; or

4. the Full Surrender Value as described above.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.

After a covered life change for a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).

After a covered life change other than for a spouse who continues the contract, if all owners are under age 80, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a) the contract value after any rider charges have been deducted, or

(b) the MAV on that date, but prior to the reset.

If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse's beneficiaries depends on the spouse's age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the MAV. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV death benefit.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  65

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. contract value after any rider charges have been deducted;

2. the ROPP value as described above;

3. the 5% accumulation death benefit floor; or

4. the Full Surrender Value as described above.

The key terms and provisions of the 5% Accumulation Death Benefit are:

5% ACCUMULATION DEATH BENEFIT FLOOR: is equal to the sum of:

1. the contract value in the Excluded Accounts (currently, regular fixed account and GPAs), if any, and

2. the variable account floor.

PROTECTED ACCOUNT BASE (PAB) AND EXCLUDED ACCOUNT BASE (EAB): Adjustments to variable account floor require tracking amounts representing purchase payments, not previously surrendered, that are allocated or transferred to the Protected Accounts (currently, subaccounts and the Special DCA fixed account) and Excluded Accounts.

  - PAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Protected Accounts.

  - EAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Excluded Accounts.

VARIABLE ACCOUNT FLOOR: Variable account floor is PAB increased on contract anniversaries prior to the earlier of your 81st birthday or your death.

NET TRANSFER: If multiple transfers are made on the same valuation day, they are combined to determine the net amount of contract value being transferred between the Protected Accounts and Excluded Accounts. This net transfer amount is used to adjust the EAB, PAB and variable account floor values.

ESTABLISHMENT OF VARIABLE ACCOUNT FLOOR, PAB AND EAB
On the contract date, 1) variable account floor and PAB are established as your initial purchase payment allocated to the Protected Accounts; and 2) EAB is established as your initial purchase payment allocated to the Excluded Accounts.

ADJUSTMENTS TO VARIABLE ACCOUNT FLOOR, PAB AND EAB
Variable account floor, PAB and EAB are adjusted by the following:

1. When an additional purchase payment is made;

  (A) any payment you allocate to the Protected Accounts are added to PAB and to variable account floor, and

  (B) any payment you allocate to the excluded accounts are added to EAB.

2. When transfers are made to the Protected Accounts from the Excluded Accounts, we increase PAB and variable account floor, and we reduce EAB.

   The amount we deduct from EAB and add to PAB and to variable account floor is calculated for each net transfer using the following formula:

     A X B
     -----   where:
       C


   A = the amount the contract value in the Excluded Accounts is reduced by the net transfer

   B = EAB on the date of (but prior to) the transfer

   C = the contract value in the Excluded Accounts on the date of (but prior to) the transfer.

3. When partial surrenders are made from the Excluded Accounts, we reduce EAB by the same amount as calculated above for transfers from the Excluded Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Excluded Accounts do not increase PAB.

4. When transfers are made to the Excluded Accounts from the Protected Accounts, we reduce PAB and variable account floor, and increase EAB.


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 66  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

   The amounts we deduct from PAB and variable account floor are calculated for each net transfer using the following formula:

     A X B
     -----   where:
       C


   A = the amount the contract value in the Protected Accounts is reduced by the net transfer

   B = the applicable PAB or variable account floor on the date of (but prior to) the transfer

   C = the contract value in the Protected Accounts on the date of (but prior to) the transfer.

   The amount we subtract from PAB is added to EAB.

5. When partial surrenders are made from the Protected Accounts, we reduce PAB and variable account floor by the same amount as calculated above for transfers from the Protected Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Protected Accounts do not increase EAB.

6. After a covered life change for a spouse who continues the contract, variable account floor and PAB are reset to the contract value in the Protected Accounts on the date of continuation. EAB is reset to the contract value in the Excluded Accounts on the date of continuation. The contract value is after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).

7. After a covered life change other than for a spouse who continues the contract, variable account floor, PAB and EAB are reset on the valuation date we receive your written request for the covered life change if all owners are eligible for the 5% Accumulation Death Benefit.

   Variable account floor and PAB are reset to the lesser of A or B where:

       A = the contract value (after any rider charges have been deducted) in the Protected Accounts on that date, and

       B = Variable account floor on that date (but prior to the reset).

   EAB is reset to the lesser of A or B where:

       A = the contract value (after any rider charges have been deducted) in the Excluded Accounts on that date, and

       B = EAB on that date (but prior to the reset).

8. On a contract anniversary when variable account floor is greater than zero:

   (A) On the first contract anniversary, we increase variable account floor by an amount equal to 5%, multiplied by variable account floor as of 60 days after the contract date.

   (B) On each subsequent contract anniversary prior to the earlier of your 81st birthday or your death, we increase variable account floor by 5%, multiplied by the prior contract anniversary's variable account floor.

   (C) Any variable account floor increase on contract anniversaries does not increase PAB or EAB.

For contracts issued in New Jersey and Washington state, the cap on the variable account floor is 200% of PAB.

If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse's beneficiaries depends on the spouse's age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the 5% Accumulation Death Benefit. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV Death Benefit.


ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. contract value after any rider charges have been deducted;

2. the ROPP value as described above;

3. the MAV as described above;

4. the 5% accumulation death benefit floor as described above; or

5. the Full Surrender Value as described above.

If your spouse chooses to continue the contract under spousal continuation provision, the death benefit available for the spouse's beneficiaries depends on the spouse's age. If your spouse was age 79 or younger when the contract was continued, he

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  67
or she will continue to be eligible for the Enhanced Death Benefit. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV Death Benefit.

For an example of how each death benefit is calculated, see Appendix C.

ORIGINAL CONTRACT:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract is not available)

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner or annuitant, we will pay the benefits upon the first to die of any owner or the annuitant. The basic death benefit available under your contract at contract issue is the ROP Death Benefit. In addition to the ROP Death Benefit, we also offer the following optional death benefits at contract issue:

- MAV Death Benefit;

- 5% Accumulation Death Benefit; or

- Enhanced Death Benefit.

If it is available in your state and if both you and the annuitant are age 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are age 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract on your contract's data page. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

We will base the benefit paid on the death benefit coverage you chose when you purchased the contract.

HERE ARE SOME TERMS USED TO DESCRIBE THE DEATH BENEFITS:

                                                                             PS X DB
ADJUSTED PARTIAL SURRENDERS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =  ---------
                                                                                CV



PS    =   the amount by which the contract value is reduced as a result of the partial surrender.
DB    =   the applicable ROP value or MAV on the date of (but prior to) the partial surrender.
CV    =   contract value on the date of (but prior to) the partial surrender.



RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you or the annuitant die before the annuitization start date and while this contract is in force, the death benefit will be the greater of these two values, minus any applicable rider charges:

1. contract value; or

2. total purchase payments applied to the contract minus adjusted partial surrenders.

The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.

IF AVAILABLE IN YOUR STATE AND BOTH YOU AND THE ANNUITANT ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR CERTAIN OLDER ISSUE AGES BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 80. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.


MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial surrenders; or

3. the MAV on the date of death.


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 68  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

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MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary. On the first contract anniversary, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total purchase payments applied to the contract minus adjusted partial surrenders.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial surrenders. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial surrenders; or

3. the 5% variable account floor.

The key terms and provisions of the 5% Accumulation Death Benefit are:

5% VARIABLE ACCOUNT FLOOR: is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

- the amounts allocated to the subaccounts and the DCA fixed account at issue increased by 5%;

- plus any subsequent amounts allocated to the subaccounts and the DCA fixed account;

- minus adjusted transfers and partial surrenders from the subaccounts or the DCA fixed account.

Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts or the DCA fixed account and subtract adjusted transfers and partial surrenders from the subaccounts or the DCA fixed account. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81 or after the earlier of your or the annuitant's death.

                                                                       PST X VAF
5% VARIABLE ACCOUNT FLOOR ADJUSTED TRANSFERS OR PARTIAL SURRENDERS  =  ---------
                                                                          SAV



PST   =   the amount by which the contract value in the subaccounts and the DCA fixed account is reduced as a result of the partial surrender or transfer from the subaccounts or the DCA fixed account.
VAF   =   variable account floor on the date of (but prior to) the transfer or partial surrender.
SAV   =   value of the subaccounts and the DCA fixed account on the date of (but prior
          to) the transfer or partial surrender.


The amount of purchase payments surrendered or transferred from any subaccount or fixed account (if applicable) or GPA account is calculated as (a) times (b) where:

(a) is the amount of purchase payments in the account or subaccount on the date of but prior to the current surrender or transfer; and

(b) is the ratio of the amount of contract value transferred or surrendered from the account or subaccount to the value in the account or subaccount on the date of (but prior to) the current surrender or transfer.

For contracts issued in New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments allocated to the subaccounts and the DCA fixed account that have not been surrendered or transferred out of the subaccounts or DCA fixed account.

NOTE: The 5% variable account floor is calculated differently and is not the same value as the Income Assurer Benefit(R) 5% variable account floor.


ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these four values, minus any applicable rider charges:

1. contract value;


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  69

2. total purchase payments applied to the contract minus adjusted partial surrenders;

3. the MAV on the date of death as described above; or

4. the 5% variable account floor as described above.

For an example of how each death benefit is calculated, see Appendix C.

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
FOR THE CURRENT CONTRACT:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (see "Optional Benefits" and "Benefits in the Case of Death"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee").

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:


- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and


- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

FOR THE ORIGINAL CONTRACT:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See "Optional Benefits" and "Optional Death Benefits".)

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:


- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and


- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
FOR THE CURRENT CONTRACT:
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


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 70  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see "Optional Benefits", "Optional Death Benefits" and "Benefits in the Case of Death"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee"). If your spouse is the sole beneficiary and elects to treat the contract his/her own as an inherited IRA, the SecureSource Stages rider will terminate.

  If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA.

  If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for their share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and


  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

  If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the CV death benefit.

  In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum surrenders established based on the life expectancy of your beneficiary.

FOR THE ORIGINAL CONTRACT:
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See "Optional Benefits" and "Optional Death Benefits".)

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and


  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  71

  If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the CV death benefit.

  In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum surrenders established based on the life expectancy of your beneficiary.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL LIVING BENEFITS




SECURESOURCE STAGES 2 RIDERS



The SecureSource Stages 2 rider is an optional benefit that you can add to your contract for an additional charge. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.



The SecureSource Stages 2 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract after the waiting period and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime. This rider may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed in order to receive the full benefits of the rider.



Your benefits under the rider can be reduced if any of the following occurs:



  - If you take any withdrawals during the 1-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band as long as rider benefits are payable;



  - If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;



  - If you take a withdrawal and later choose to allocate your contract value to a fund of funds that is more aggressive than the target fund;



  - If the contract value is 20% or more below purchase payments increased by any contract anniversary gains or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).



The SecureSource Stages 2 rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.



As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.



Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time.



Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.



--------------------------------------------------------------------------------
 72  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

AVAILABILITY



There are two optional SecureSource Stages 2 riders available under your contract:



  - SecureSource Stages 2 -- Single Life



  - SecureSource Stages 2 -- Joint Life



The information in this section applies to both SecureSource Stages 2 riders, unless otherwise noted.



For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.



The SecureSource Stages 2 -- Single Life rider covers one person. The SecureSource Stages 2 -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages 2 -- Single Life rider or the SecureSource Stages 2 -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.



The SecureSource Stages 2 rider is an optional benefit that you may select for an additional annual charge if:



  - SINGLE LIFE: you are 85 or younger on the date the contract is issued; or



  - JOINT LIFE: you and your spouse are 85 or younger on the date the contract is issued.



The SecureSource Stages 2 riders are not available under an inherited qualified annuity.



The SecureSource Stages 2 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:



  - SINGLE LIFE: death (see "At Death" heading below).



  - JOINT LIFE: the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below).



KEY TERMS



The key terms associated with the SecureSource Stages 2 rider are:



AGE BANDS: Each age band is associated with a two lifetime payment percentages. The covered person (JOINT LIFE: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.



ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: the younger covered spouse) has reached the youngest age in the first age band. After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year.



ANNUAL STEP-UP: an increase in the benefit base and/or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.



BENEFIT BASE (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.



CREDIT BASE (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.



EXCESS WITHDRAWAL: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.



EXCESS WITHDRAWAL PROCESSING: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.



LIFETIME PAYMENT PERCENTAGE: used to calculate your annual lifetime payment. Two percentages ("percentage A" and "percentage B") are used for each age band. The difference between percentage A and percentage B is referred to as the income bonus. Percentage B is referred to as the minimum lifetime payment percentage.



PRINCIPAL BACK GUARANTEE (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.



--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  73

RIDER CREDIT: an amount that can be added to the benefit base on each of the first ten contract anniversaries based on a rider credit percentage of 8% for the first anniversary and 6% thereafter, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.



WAITING PERIOD: the period of time before you can take a withdrawal without limiting benefits under the rider. If you take any withdrawals during the waiting period, the lifetime benefit amount will be determined using percentage B, the minimum lifetime payment percentage, for the appropriate age band and percentage A, and therefore the income bonus, will not be available as long as rider benefits are payable. The waiting period starts on the rider effective date and ends on the day prior to the first anniversary.



WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.



WITHDRAWAL ADJUSTMENT BASE (WAB): one of the components used to determine the lifetime payment percentage after the waiting period. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.



IMPORTANT SECURESOURCE STAGES 2 RIDER CONSIDERATIONS



You should consider whether a SecureSource Stages 2 rider is appropriate for you taking into account the following considerations:



- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:



  SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). This possibility may present itself when there are multiple contract owners -- when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.



  JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).



- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 1-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band and percentage A, and therefore the income bonus, will not be available as long as rider benefits are payable. Any withdrawals in the first 10 years will terminate any remaining rider credits. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available ("excess withdrawal"), the guaranteed amounts under the rider will be reduced.



- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the investment options under the PN program. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").



  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.



  Immediately following a withdrawal your contract value will be reallocated to the target investment option classification as shown in your contract if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.



  After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase


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 74  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
  and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows:



   1. the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and



   2. the ALP and RALP, if available, will be recalculated. You may request to change your investment option by written request on an authorized form or by another method agreed to by us.



- NON-CANCELABLE: Once elected, the SecureSource Stages 2 rider may not be cancelled (except as provided under "Rider Termination" heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).



Dissolution of marriage does not terminate the SecureSource Stages 2 -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages 2 -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).



- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.



For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.



If you select the SecureSource Stages 2 -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".



  INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract's FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.



You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:



- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.



- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD during the waiting period the lifetime benefit amount will be determined using percentage B for as long as rider benefits are payable. While the rider permits certain excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.



LIFETIME BENEFIT DESCRIPTION



SINGLE LIFE ONLY: COVERED PERSON: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  75
person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.



JOINT LIFE ONLY: COVERED SPOUSES: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.



ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated. After the waiting period and when the ALP is established, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.



If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.



SINGLE LIFE: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person's attained age equals age 50.



JOINT LIFE: The ALP is established on the earliest of the following dates:



- The rider effective date if the younger covered spouse has already reached age 50.



- The date the younger covered spouse's attained age equals age 50.



- Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.



- Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.



LIFETIME PAYMENT PERCENTAGE: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.



For ages:



- 50-58, percentage A is 4% and percentage B is 3%.



- 59-64, percentage A is 5% and percentage B is 4%.



- 65-79, percentage A is 6% and percentage B is 5%.



- 80 and older, percentage A is 7% and percentage B is 6%.



The age band for the lifetime payment percentage is determined at the following times:



- When the ALP is established: The age band used to calculate the initial ALP is the percentage for the covered person's attained age (JOINT LIFE: younger covered spouse's attained age).



- On the covered person's subsequent birthdays (JOINT LIFE: younger covered spouse's subsequent birthdays): Except as noted below, if the covered person's new attained age (JOINT LIFE: younger covered spouse's attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)



- Upon annual step-ups (see "Annual Step ups" below).



- For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse's attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse's attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage


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 76  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
  of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse's attained age.



The following determines whether percentage A or percentage B is used for each applicable age band:



During the waiting period, percentage B will be used. If you take a withdrawal in the waiting period, percentage B will be used and the income bonus will not be available for as long as rider benefits are payable.



If no withdrawal is taken during the waiting period, after the waiting period a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below. Market volatility, a prolonged flat, low or down market, rider credits, and the deduction of charges all impact whether you are eligible for percentage A or percentage B. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:




     1 - (a/b) where:



  a = Contract value at the end of the prior valuation period



  b = WAB at the end of the prior valuation period



After the ALP is established and after the waiting period, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.



However, at the earliest of (1), (2) or (3) below Percentage A and Percentage B will be set and remain fixed as long as the benefit is payable:



- if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or



- when the contract value reduces to zero, or



- on the date of death (JOINT LIFE: remaining covered spouse's date of death) when a death benefit is payable.



For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.



DETERMINATION OF ADJUSTMENTS OF BENEFIT VALUES: Your lifetime benefit values (benefit base (BB), credit base (CB) and withdrawal adjustment base (WAB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:



- On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.



- When an additional purchase payment is made: If the WAB and CB are greater than zero, the WAB and CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.



- When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.



When a withdrawal is taken:



  (a) If the first withdrawal is taken during the waiting period, the WAB will be permanently reset to zero. If the first withdrawal is taken after the waiting period, the WAB will be reduced by the "adjustment for withdrawal," as defined below.



  (b) If the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.



  (c) If the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the "adjustment for withdrawal," and the PBG will be reduced by the greater of the amount of the withdrawal or the "adjustment for withdrawal," but it will not be less than zero.



  (d) If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:



The PBG will be reset to the lesser of:



  (i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or



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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  77

  (ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:



a X b      where:
-----
  c




       a = the amount of the withdrawal minus the RALP



       b = the PBG minus the RALP on the date of (but prior to) the withdrawal



       c = the contract value on the date of (but prior to) the withdrawal minus the RALP



The BB will be reduced by an amount as calculated below:



d X e      where:
-----
  f




       d = the amount of the withdrawal minus the RALP



       e = the BB on the date of (but prior to) the withdrawal



       f = the contract value on the date of (but prior to) the withdrawal minus the RALP.



ADJUSTMENT FOR WITHDRAWAL DEFINITION: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the "adjustment for withdrawal." The "adjustment for withdrawal" is calculated as follows:



g X h      where:
-----
  i




       G = the amount the contract value is reduced by the withdrawal



       H = the WAB, BB or PBG (as applicable) on the date of (but prior to) the withdrawal



       I = the contract value on the date of (but prior to) the withdrawal.



RIDER ANNIVERSARY PROCESSING: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.



  - The WAB on rider anniversaries: Unless the WAB is permanently reset to zero or you decline any rider fee increase, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater.



- RIDER CREDITS: If you did not take any withdrawals and you did not decline any rider fee increase, rider credits are available for the first ten contract anniversaries. On the first anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit dates the BB and WAB will be set to the greater of the current BB, or the BB on the prior anniversary increased by the rider credit and any additional purchase payments since the prior anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10th rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.



  - ANNUAL STEP UPS: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any rider fee increase, future annual step-ups will no longer be available.



  The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person's attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.



OTHER PROVISIONS



REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of


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 78  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:



  - The annual lifetime payment is established;



  - The RMD is for your contract alone;



  - The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and



  - The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.



RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. If any withdrawal is taken in the waiting period, including RMDs, Percentage B for the applicable age band will be used as long as rider benefits are payable. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to lifetime payment percentage changes. See Appendix E for additional information.



SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):



SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages 2 -- Single Life rider terminates.



JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages 2 -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.



Unless you decline a rider fee increase, at the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Rider Anniversary Processing -- Annual Step-Up" heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.



RULES FOR SURRENDER: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.



If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:



- If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (JOINT LIFE: both covered spouses).



- If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (JOINT LIFE: both covered spouses).



In either case above:



  - These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.



  - We will no longer accept additional purchase payments.



  - No more charges will be collected for the rider.



  - The current ALP is fixed for as long as payments are made.



  - The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.



  - The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.



- If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.



- If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.



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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  79

AT DEATH:



SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.



JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.



If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:



  - elect to take the death benefit under the terms of the contract, or



  - elect to take the principal back guarantee available under this rider, or



  - continue the contract and the SecureSource Stages 2 -- Joint Life rider under the spousal continuation option.



For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:



  1. If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.



  2. If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.



In either of the above cases:



  - After the date of death, there will be no additional rider credits or annual step-ups.



  - The lifetime payment percentage used will be set as of the date of death.



  - The amount paid in the current contract year will be reduced for any prior withdrawals in that year.



  3. On the date of death (JOINT LIFE: remaining covered spouse's date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.



  4. If the PBG equals zero, the benefit terminates. No further payments are made.



CONTRACT OWNERSHIP CHANGE:



SINGLE LIFE: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.



JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.



ASSIGNMENT: If allowed by state law, an assignment is subject to our approval.



ANNUITY PROVISIONS: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages 2 rider. Under the rider's payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (JOINT LIFE: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.



If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.



RIDER TERMINATION



The SecureSource Stages 2 rider cannot be terminated either by you or us except as follows:



  - SINGLE LIFE: a change of ownership that would result in a different covered person will terminate the rider.



  - SINGLE LIFE: after the death benefit is payable, the rider will terminate.



  - SINGLE LIFE: spousal continuation will terminate the rider.



  - JOINT LIFE: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.



--------------------------------------------------------------------------------
 80  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  - On the annuitization start date, the rider will terminate.



  - You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (see "Charges -- SecureSource Stages 2 rider charge").



  - When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.



  - Termination of the contract for any reason will terminate the rider.



For an example, see Appendix D.


ACCUMULATION PROTECTOR BENEFIT RIDER
The Accumulation Protector Benefit rider is an optional benefit, available for contract applications signed on or after May 3, 2010, that you may select for an additional charge. We have offered a different version of the Accumulation Protector Benefit rider for the Original Contract with applications signed prior to June 1, 2009. The description of the Accumulation Protector Benefit rider in this section applies to both Original and Current contracts unless noted otherwise. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.


For the Current Contract, if you are (or if the owner is a non-natural person, then the annuitant is) age 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. For the Original Contract, you may have elected the Accumulation Protector Benefit rider at the time you purchased your contract and the rider effective date was the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:



- Continue your contract;





- Take partial surrenders or make a full surrender; or



- Annuitize your contract.



The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages 2 rider.


You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:


- you must participate in the PN program and you must elect one of the PN program investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the PN program investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program");


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below). In addition, we reserve the right to change these additional purchase payment limitations, including making further restrictions, upon written notice;

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  81

  10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

- the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider charge to increase (see "Charges").

Be sure to discuss with your investment professional whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments and any purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.


We may increase the fee for your rider (see "Charges -- Accumulation Protector Benefit Rider Charge"). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.


The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available for inherited IRAs or if the benefit date would be after the annuitization start date.


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 82  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS -- CURRENT CONTRACT ONLY
If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period. We reserve the right to change these additional purchase payment limitations.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

CHANGE OF OWNERSHIP OR ASSIGNMENT
Subject to state limitations, a change of ownership or assignment is subject to our approval.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender;

  - annuitization begins;

  - the contract terminates as a result of the death benefit being paid; or

  - when a beneficiary elects an alternative payment plan which is an inherited IRA.

  The rider will terminate on the benefit date.

For an example, see Appendix L.




OPTIONAL LIVING BENEFITS
(FOR CONTRACTS WITH APPLICATION SIGNED BEFORE JULY 19, 2010)


If you bought a contract before July 19, 2010 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.



------------------------------------------------------------------------------------------------------------------------
IF YOU PURCHASED                AND YOU SELECTED ONE OF THE                           DISCLOSURE FOR THIS BENEFIT MAY BE
A CONTRACT(1)...                FOLLOWING OPTIONAL LIVING BENEFITS...                 FOUND IN THE FOLLOWING APPENDIX:
------------------------------------------------------------------------------------------------------------------------
Before April 29, 2005           Guarantor Withdrawal Benefit ("Rider B")              Appendix J
------------------------------------------------------------------------------------------------------------------------
April 29, 2005 - April 30,      Guarantor Withdrawal Benefit ("Rider A")              Appendix J
  2006
------------------------------------------------------------------------------------------------------------------------
May 1, 2006 - April 30, 2007    Guarantor Withdrawal Benefit for Life                 Appendix I
------------------------------------------------------------------------------------------------------------------------
Before May 1, 2007              Income Assurer Benefit                                Appendix K
------------------------------------------------------------------------------------------------------------------------
Before Aug. 10, 2009            SecureSource Rider                                    Appendix M
------------------------------------------------------------------------------------------------------------------------
Before Nov. 30, 2009            SecureSource 20 Rider                                 Appendix N
------------------------------------------------------------------------------------------------------------------------
Before July 19, 2010            SecureSource Stages Rider                             Appendix O
------------------------------------------------------------------------------------------------------------------------



(1) These dates are approximate and will vary by state; your actual contract and any riders are the controlling documents.

OPTIONAL ADDITIONAL DEATH BENEFITS

BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you (Current Contract) or you or the annuitant (Original Contract) are 70 or older at the rider effective date, The Benefit Protector does not provide any additional benefit before the first rider anniversary.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  83

If this rider is available in your state and you (Current Contract) or both you and the annuitant (Original Contract) are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus, the 5% Accumulation Death Benefit or Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you (Current Contract) or you or the annuitant (Original Contract) die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:

- the applicable death benefit, plus:

  - 40% of your earnings at death if you (Current Contract) or you and the annuitant (Original Contract) were under age 70 on the rider effective date; or

  - 15% of your earnings at death if you (Current Contract) or you or the annuitant (Original Contract) were 70 or older on the rider effective date.

For the Current Contract, if this rider is effective after the contract date or if there has been a covered life change, remaining purchase payment is established or set as the contract value on the rider effective date or, if later, the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.

EARNINGS AT DEATH: For purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus remaining purchase payments (also referred to as purchase payments not previously surrendered under the Original Contract). Partial surrenders will come from any earnings before reducing purchase payments in the contract. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

Note: Purchase payments not previously surrendered is calculated differently and is not the same value as purchase payments not previously surrendered used in the surrender charge calculation.

TERMINATING THE BENEFIT PROTECTOR
CURRENT CONTRACT:
- You may terminate the rider within 30 days after the first rider anniversary.

- You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full surrender from the contract or on the annuitization start date.

- Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.

- A new owner may terminate the rider within 30 days following the effective date of an ownership change if the new owner is age 75 or younger.

- The rider will terminate for a spousal continuation or ownership change if the spouse or new owner is age 76 or older at the time of the change.

- The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.

- The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

ORIGINAL CONTRACT:
- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- Our current administrative practice allows a new owner or your spouse to terminate the rider within 30 days following the effective date of the ownership change or spousal continuation.

- The rider will terminate when you make a full surrender from the contract or on the annuitization start date.

- The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the annuitization start date, your spouse may keep the contract as owner. For Current Contract, your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the new spouse at the time of the change will be used to determine the earnings at

--------------------------------------------------------------------------------
 84 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for "remaining purchase payments" used in calculating earnings at death.

For Current Contract, after a covered life change other than a spouse that continues the contract, the new owner will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the new owner at the time of the change will be used to determine the earnings at death percentage going forward. If the new owner does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will substitute the contract value on the date of the ownership changes for remaining purchase payments used in calculating earnings at death.

For an example, see Appendix F.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you (Current Contract), or you or the annuitant (Original Contract) are 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your investment professional whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and you (Current Contract) or both you and the annuitant (Original Contract) are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers. If this is a non-qualified annuity, transfers, exchanges or rollovers must be from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you (Current Contract), or you or the annuitant (Original Contract) die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:

- the benefits payable under the Benefit Protector described above, plus:

- a percentage of purchase payments made within 60 days of contract issue not previously surrendered as follows:


                          PERCENTAGE IF YOU (CURRENT CONTRACT)                    PERCENTAGE IF YOU (CURRENT CONTRACT)
RIDER YEAR WHEN DEATH     OR YOU AND THE ANNUITANT (ORIGINAL CONTRACT) ARE        OR YOU OR THE ANNUITANT (ORIGINAL CONTRACT) ARE
OCCURS;                   UNDER AGE 70 ON THE RIDER EFFECTIVE DATE                70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                       0%                                                       0%

Three and Four                                   10%                                                    3.75%

Five or more                                     20%                                                     7.5%


Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

- the applicable death benefit plus:


                                 IF YOU (CURRENT CONTACT) OR YOU AND THE
                                 ANNUITANT (ORIGINAL CONTRACT) ARE UNDER
RIDER YEAR WHEN DEATH OCCURS;    AGE 70 ON THE RIDER EFFECTIVE DATE, ADD . . .

One                              Zero

Two                              40% x earnings at death (see above)

Three and Four                   40% x (earnings at death + 25% of initial purchase
                                 payment*)

Five or more                     40% x (earnings at death + 50% of initial purchase
                                 payment*)

                                 IF YOU (CURRENT CONTRACT) OR YOU OR THE
                                 ANNUITANT (ORIGINAL CONTRACT) ARE AGE 70
RIDER YEAR WHEN DEATH OCCURS;    OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .

One                              Zero

Two                              15% x earnings at death

Three and Four                   15% x (earnings at death + 25% of initial purchase
                                 payment*)

Five or more                     15% x (earnings at death + 50% of initial purchase
                                 payment*)


* Initial purchase payments are payments made within 60 days of rider issue not previously surrendered.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  85

TERMINATING THE BENEFIT PROTECTOR PLUS
- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full surrender from the contract, on the annuitization start date, or when the death benefit is payable.

- The rider will terminate if there is an ownership change.

- The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value for the Current Contract). We will then terminate the Benefit Protector Plus (see "Benefits in Case of Death").

For an example, see Appendix G.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below, except under annuity payout Plan E. (See
"Charges -- Surrender charge under Annuity Payout Plan E").


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate.

For information with respect to transfers between accounts after annuity payouts begin, (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


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 86  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS
You may choose an annuity payout plan by giving us written instructions at least 30 days before the annuitization start date. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit rider.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: (under the Income Assurer Benefit rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: (not available under the Income Assurer Benefit rider): We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D

  - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

  - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.71% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.").

- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE SECURESOURCE, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE OR GUARANTOR WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource Riders", "Appendix I: Guarantor Withdrawal Benefit for Life Rider" or "Appendix J: Guarantor Withdrawal Benefit Rider"). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

- REMAINING BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE SECURESOURCE 20 RIDER): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining

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  schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see "Optional
  Benefits -- SecureSource 20 Riders"). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:



- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource Stages rider, on the annuitization start date you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider's payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (JOINT LIFE: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If You choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee. You must select a payout plan as of the annuitization start date set forth in your contract.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied to an annuity payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you (Current Contract), or you or the annuitant (Original Contract) die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be


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received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.


SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue


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date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.


For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if surrenders are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. You may receive an amended Form 1099-R reporting an invalidated exchange. (If certain life events occur between the date of the partial exchange and the date of the surrender in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrenders from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


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WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If you Die Before the Annuitization Start Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death (Current Contract), or your or the annuitant's death (Original Contract) as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of

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federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio -- Cash Management Fund (Class 3). You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.



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ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

- The contract is offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any legal responsibility to pay amounts that are owed under the contract. The obligations and guarantees under the contract are our sole responsibility.

PAYMENTS WE MAKE TO SELLING FIRMS

- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 8.0% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.



- We may pay selling firms an additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.


- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We may offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and

  - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts we sell that are not securities and other businesses we conduct.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  93

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS
- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


LEGAL PROCEEDINGS


Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities.



RiverSource Life is involved in the normal course of business in a number of other legal, arbitration and regulatory proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended Dec. 31, 2010, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.


--------------------------------------------------------------------------------
 94  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  95

                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE



APPENDIX NAME                               PAGE #   CROSS-REFERENCE                             PAGE #
Appendix A: Example -- Market Value                  Guarantee Period Accounts (GPAs)
Adjustment (MVA)                            p. 97                                                p.  32
Appendix B: Example -- Surrender Charges    p. 99    Charges -- Surrender Charge                 p.  42
Appendix C: Example -- Death Benefits       p. 108   Benefits in Case of Death                   p.  64
Appendix D: Example -- SecureSource                  Optional Living Benefits
Series of Riders                            p. 114                                               p.  72
Appendix E: SecureSource Series of                   Optional Living Benefits
Riders -- Additional RMD Disclosure         p. 122                                               p.  72
Appendix F: Example -- Benefit Protector             Optional Benefits -- Benefit Protector
Death Benefit Rider                         p. 124   Death Benefit Rider                         p.  83
Appendix G: Example -- Benefit Protector             Optional Benefits -- Benefit Protector
Plus Death Benefit Rider                    p. 126   Plus Death Benefit Rider                    p.  85
Appendix H: Asset Allocation Program for             N/A
Contracts with Applications Signed
Before May 1, 2006                          p. 128
Appendix I: Guarantor Withdrawal Benefit             N/A
for Life Rider Disclosure                   p. 129
Appendix J: Guarantor Withdrawal Benefit             N/A
Rider Disclosure                            p. 141
Appendix K: Income Assurer Benefit                   N/A
Riders                                      p. 149
Appendix L: Example -- Accumulation                  Optional Living Benefits
Protector Benefit Rider                     p. 158                                               p.  72
Appendix M: SecureSource Rider                       N/A
Disclosure                                  p. 159
Appendix N: SecureSource 20 Rider                    N/A
Disclosure                                  p. 172
Appendix O: SecureSource Stages Rider                N/A
Disclosure                                  p. 186
Appendix P: Condensed Financial                      Condensed Financial Information             p.  16
Information (Unaudited)                     p. 196




The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account (Current Contract), DCA fixed account (Original Contract), regular fixed account (Current Contract), and one-year fixed account (Original Contract) and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices include a partial surrender to illustrate the effect of a partial surrender on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial surrenders from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


--------------------------------------------------------------------------------
 96  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as "early surrenders."

ASSUMPTIONS:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate and, so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year guarantee period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

                                     1 + I
EARLY SURRENDER AMOUNT X   [(   ---------------   )   (N/12)  - 1]  = MVA
                                  1 + J + .001


       Where i = rate earned in the GPA from which amounts are being transferred or surrendered.

              j = current rate for a new guarantee period equal to the remaining term in the current guarantee period.

              n = number of months remaining in the current guarantee period
                (rounded up).

EXAMPLES -- MVA
Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA;

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = -$39.84
                 1 + .035 + .001


In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = $27.61
                 1 + .025 + .001


In this example, the MVA is a positive $27.61.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  97

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 6%. (See
"Charges -- Surrender Charge.") We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.


--------------------------------------------------------------------------------
 98  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

EXAMPLE -- SURRENDER CHARGES

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

Current Contract:
     PPS    =    PPSC + PPF
     PPSC   =    purchase payments surrendered that could be subject to a surrender charge
            =    (PS - FA) / (CV - FA) x (PP - PPF)
     PPF    =    purchase payments surrendered that are not subject to a surrender charge
            =    FA - contract earnings, but not less than zero
     PP     =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     PS     =    amount the contract value is reduced by the surrender
     FA     =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     CV     =    contract value prior to the surrender

Original Contract:
     PPS    =    XSF + (ACV - XSF) / (CV - TFA) x (PPNPS - XSF)
     XSF    =    10% of prior anniversary's contract value - contract earnings, but not less than zero
     ACV    =    amount the contract value is reduced by the surrender - contract earnings, but not less than zero
     TFA    =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     PPNPS  =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     CV     =    contract value prior to the surrender


When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account (Current Contract), the one-year fixed account (Original Contract), the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract). If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated for a contract with a seven-year surrender charge schedule. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  99

CURRENT CONTRACT: FULL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously        50.000.00             50.000.00
                                            surrendered (PP):
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the total free amount (FA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                 FA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine PPF, the amount by which the
          total free amount (FA) exceeds earnings.
                                      Total free amount (FA):        10,000.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                PPF (but not less than zero):             0.00              4,200.00

STEP 4.   Next we determine PS, the amount by which the
          contract value is reduced by the surrender.
                                                          PS:        60,000.00             40,000.00

STEP 5.   Now we can determine how much of the PP is being
          surrendered (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)
                                            PPF from Step 3 =             0.00              4,200.00
                                             PS from Step 4 =        60,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                             FA from Step 2 =        10,000.00              4,200.00
                                             PP from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =        50,000.00             50,000.00


--------------------------------------------------------------------------------
 100  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:        50,000.00             50,000.00
                                                    less PPF:             0.00              4,200.00
                                                                    ----------            ----------
          PPSC = amount of PPS subject to a surrender charge:        50,000.00             45,800.00
                     multiplied by the surrender charge rate:           x 6.0%                x 6.0%
                                                                    ----------            ----------
                                            surrender charge:         3,000.00              2,748.00

STEP 7.   The dollar amount you will receive as a result of
          your full surrender is determined as:
                                  Contract value surrendered:        60,000.00             40,000.00
                                            SURRENDER CHARGE:        (3,000.00)            (2,748.00)
              Contract charge (assessed upon full surrender):           (40.00)               (40.00)
                                                                    ----------            ----------
                                 NET FULL SURRENDER PROCEEDS:       $56,960.00            $37,212.00




--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  101

CURRENT CONTRACT: PARTIAL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:
--------------------------------------------------------------------------------------------------------

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously
                                            surrendered (PP):        50,000.00             50,000.00
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00
STEP 2.   Next, we determine the total free amount (FA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                 FA (but not less than zero):        10,000.00              4,200.00
STEP 3.   Next we determine PPF, the amount by which the
          total free amount (FA) exceeds earnings
                                      Total free amount (FA):        10,000.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                PPF (but not less than zero):             0.00              4,200.00
STEP 4.   Next we determine PS, the amount by which the
          contract value is reduced by the surrender PS
          (determined by iterative process described above):         15,319.15             15,897.93
STEP 5.   Now we can determine how much of the PP is being
          surrendered (PPS) as follows:
             PPS = PPF + PPSC = PPF + (PS - FA) / (CV - FA) *
                                                   (PP - PPF)
                                            PPF from Step 3 =             0.00              4,200.00
                                             PS from Step 4 =        15,319.15             15,897.93
                                             CV from Step 1 =        60,000.00             40,000.00
                                             FA from Step 2 =        10,000.00              4,200.00
                                             PP from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =         5,319.15             19,165.51


--------------------------------------------------------------------------------
 102  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS

STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:         5,319.15             19,165.51
                                                    less PPF:             0.00              4,200.00
                                                                    ----------            ----------
          PPSC = amount of PPS subject to a surrender charge:         5,319.15             14,965.51
                     multiplied by the surrender charge rate:           x 6.0%                x 6.0%
                                                                    ----------            ----------
                                            surrender charge:           319.15                897.93

STEP 7.   The dollar amount you will receive as a result of
          your partial surrender is determined as:
                                  Contract value surrendered:        15,319.15             15,897.93
                                            SURRENDER CHARGE:          (319.15)              (897.93)
                                                                    ----------            ----------
                              NET PARTIAL SURRENDER PROCEEDS:       $15,000.00            $15,000.00




--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  103

ORIGINAL CONTRACT:

FULL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:        60,000.00             40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously        50,000.00             50,000.00
                                         surrendered (PPNPS):
                                                                     ---------             ---------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                     ---------             ---------
                                TFA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine ACV, the amount by which the
          contract value surrendered exceeds earnings.
                                  Contract value surrendered:        60,000.00             40,000.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                     ---------             ---------
                                ACV (but not less than zero):        50,000.00             40,000.00

STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings.
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                     ---------             ---------
                                XSF (but not less than zero):             0.00              4,200.00

STEP 5. Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:

          PPS = XSF + (ACV - XSF) / (CV - TFA) X (PPNPS -
          XSF)

                                            XSF from Step 4 =             0.00              4,200.00
                                            ACV from Step 3 =        50,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                            TFA from Step 2 =        10,000.00              4,200.00
                                          PPNPS from Step 1 =        50,000.00             50,000.00
                                                                     ---------             ---------
                                                        PPS =        50,000.00             50,000.00


--------------------------------------------------------------------------------
 104  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS

STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:        50,000.00             50,000.00
                                                    less XSF:             0.00              4,200.00
                                                                     ---------             ---------
                 amount of PPS subject to a surrender charge:        50,000.00             45,800.00
                     multiplied by the surrender charge rate:           x 6.0%                x 6.0%
                                                                     ---------             ---------
                                            surrender charge:         3,000.00              2,748.00

STEP 7.   The dollar amount you will receive as a result of
          your full surrender is determined as:
                                  Contract value surrendered:        60,000.00             40,000.00
                                            SURRENDER CHARGE:        (3,000.00)            (2,748.00)
              Contract charge (assessed upon full surrender):           (40.00)               (40.00)
                                                                     ---------             ---------
                                 NET FULL SURRENDER PROCEEDS:        56,960.00             37,212.00




--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  105

ORIGINAL CONTRACT:

PARTIAL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:        60,000.00             40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00


We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                              Contract value just prior to surrender (CV):   60,000.00    40,000.00
            Less purchase payments received and not previously surrendered
                                                                  (PPNPS):   50,000.00    50,000.00
                                                                             ---------    ---------
                        Earnings in the contract (but not less than zero):   10,000.00         0.00

STEP 2.   Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                 Earnings in the contract:   10,000.00         0.00
                            10% of the prior anniversary's contract value:    5.800.00     4.200.00
                                                                             ---------    ---------
                                             TFA (but not less than zero):   10,000.00     4,200.00

STEP 3.   Next we determine ACV, the amount by which the contract value surrendered exceeds earnings.
                                               Contract value surrendered:   15,319.15    15,897.93
                                            Less earnings in the contract:   10,000.00         0.00
                                                                             ---------    ---------
                                             ACV (but not less than zero):    5,319.15    15,897.93

STEP 4.   Next we determine XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                            10% of the prior anniversary's contract value:    5,800.00     4,200.00
                                            Less earnings in the contract:   10,000.00         0.00
                                                                             ---------    ---------
                                             XSF (but not less than zero):        0.00     4,200.00




--------------------------------------------------------------------------------
 106  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS

STEP 5. Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:

          PPS = XSF + (ACV - XSF) / (CV - TFA) * (PPNPS -
          XSF)

                                            XSF from Step 4 =             0.00              4,200.00
                                            ACV from Step 3 =         5,319.15             15,897.93
                                             CV from Step 1 =        60,000.00             40,000.00
                                            TFA from Step 2 =        10,000.00              4,200.00
                                          PPNPS from Step 1 =        50,000.00             50.000.00
                                                                     ---------             ---------
                                                        PPS =         5,319.15             19,165.51

STEP 6.   We then calculate the surrender charge as a
          percentage of PPS.
          Note that for a contract with a loss, PPS may be
          greater than the amount you request to surrender:
                                                         PPS:         5,319.15             19,165.51
                                                    less XSF:             0.00              4,200.00
                                                                     ---------             ---------
                 amount of PPS subject to a surrender charge:         5,319.15             14,965.51
                     multiplied by the surrender charge rate:           x 6.0%                x 6.0%
                                                                     ---------             ---------
                                            surrender charge:           319.15                897.93
STEP 7.   The dollar amount you will receive as a result of
          your partial surrender is determined as:
                                  Contract value surrendered:        15,319.15             15,897.93
                                            SURRENDER CHARGE:          (319.15)              (897.93)
                                                                     ---------             ---------
                              NET PARTIAL SURRENDER PROCEEDS:        15,000.00             15,000.00




--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  107

APPENDIX C: EXAMPLE -- DEATH BENEFITS

CURRENT CONTRACT:


EXAMPLE -- ROPP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

- During the third contract year the contract value grows to $23,000.

WE CALCULATE THE ROPP DEATH BENEFIT AS FOLLOWS:
Contract value at death:                                                               $23,000.00
                                                                                       ----------
Purchase payments minus adjusted partial surrenders:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.54
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------



  THE ROPP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45


EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $20,500.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary values:                                 $26,000.00
         plus purchase payments made since the prior anniversary:                           +0.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $26,000
         ----------------  =                                                            -1,772.73
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $24,227.27
                                                                                       ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


--------------------------------------------------------------------------------
 108  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and

- on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF THREE VALUES, IS CALCULATED AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $22,800.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a death benefit of:                                                       $23,456.79
                                                                                       ----------
3. THE 5% ACCUMULATION DEATH BENEFIT FLOOR:
         The variable account floor on the first contract anniversary, calculated
         as: 1.05 x $20,000 =                                                          $21,000.00
         plus amounts allocated to the subaccounts since that anniversary:                  +0.00
         minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
         $1,500 x $21,000
         ----------------  =                                                             1,657.89
              $19,000
                                                                                       ----------

         variable account floor benefit:                                               $19,342.11
         plus the regular fixed account value:                                          +5,300.00
                                                                                       ----------
         5% accumulation death benefit floor (value of the regular fixed account
         and the variable account floor):                                              $24,642.11
                                                                                       ----------




  THE 5% ACCUMULATION DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE
  VALUES, WHICH IS THE 5% ACCUMULATION DEATH BENEFIT FLOOR:           $24,642.11


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  109

EXAMPLE -- ENHANCED DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and

- on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF FOUR VALUES, IS CALCULATED AS
FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $22,800.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =
              $24,300                                                                   -1,543.21
                                                                                       ----------
         for a death benefit of:                                                       $23,456.79
                                                                                       ----------
3. THE MAV ON THE ANNIVERSARY IMMEDIATELY PRECEDING THE DATE OF DEATH:
         The MAV on the immediately preceding anniversary:                             $25,000.00
         plus purchase payments made since that anniversary:                                +0.00
         minus adjusted partial surrenders made since that anniversary, calculated as:
         $1,500 x $25,000
         ----------------  =
              $24,300                                                                   -1,543.21
                                                                                       ----------
         for a MAV Death Benefit of:                                                   $23,456.79
                                                                                       ----------
4. THE 5% ACCUMULATION DEATH BENEFIT FLOOR:
         The variable account floor on the first contract anniversary calculated
         as: 1.05 x $20,000 =                                                          $21,000.00
         plus amounts allocated to the subaccounts since that anniversary:                  +0.00
         minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
         $1,500 x $21,000
         ----------------  =
              $19,000                                                                   -1,657.89
                                                                                       ----------
         variable account floor benefit:                                               $19,342.11
         plus the regular fixed account value:                                          +5,300.00
                                                                                       ----------
         5% accumulation death benefit floor (value of the regular fixed account
         and the variable account floor):                                              $24,642.11
                                                                                       ----------




  ENHANCED DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE FOUR VALUES, WHICH
  IS THE 5% ACCUMULATION DEATH BENEFIT FLOOR:                         $24,642.11


--------------------------------------------------------------------------------
 110  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ORIGINAL CONTRACT:

EXAMPLE -- ROP DEATH BENEFIT

- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

- During the third contract year the contract value grows to $23,000.

WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
CONTRACT VALUE AT DEATH:                                                               $23,000.00
                                                                                       ----------
Purchase payments minus adjusted partial surrenders:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------



  THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES,
AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $20,500.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary values:                                 $26,000.00
         plus purchase payments made since the prior anniversary:                           +0.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $26,000
         ----------------  =                                                            -1,772.73
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $24,227.27
                                                                                       ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  111

EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT

ASSUMPTIONS:

- You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts; and

- on the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF THREE VALUES, IS
  CALCULATED AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $22,800.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a death benefit of:                                                       $23,456.79
                                                                                       ----------
3. THE 5% VARIABLE ACCOUNT FLOOR:
         The variable account floor on the first contract anniversary, calculated
         as:                                                                           $21,000.00
         1.05 x $20,000 =
         plus amounts allocated to the subaccounts since that anniversary:                  +0.00
         minus the 5% variable account floor adjusted partial surrenders from the subaccounts, calculated as:
         $1,500 x $21,000
         ----------------  =                                                           -$1,657.89
              $19,000
                                                                                       ----------
         variable account floor benefit:                                               $19,342.11
         plus the one-year fixed account value:                                         +5,300.00
                                                                                       ----------
         5% variable account floor (value of the one-year fixed account and the
         variable account floor):                                                      $24,642.11
                                                                                       ----------




  THE 5% ACCUMULATION DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE
  VALUES, WHICH IS THE 5% VARIABLE ACCOUNT FLOOR:                     $24,642.11


--------------------------------------------------------------------------------
 112  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- ENHANCED DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts; and

- on the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF FOUR VALUES, IS CALCULATED AS
FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $22,800.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial surrenders, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a death benefit of:                                                       $23,456.79
                                                                                       ----------
3. THE MAV ON THE ANNIVERSARY IMMEDIATELY PRECEDING THE DATE OF DEATH:
         The MAV on the immediately preceding anniversary:                             $25,000.00
         plus purchase payments made since that anniversary:                                +0.00
         minus adjusted partial surrenders made since that anniversary, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a MAV Death Benefit of:                                                   $23,456.79
                                                                                       ----------
4. THE 5% VARIABLE ACCOUNT FLOOR:
         The variable account floor the first contract anniversary, calculated as:
         1.05 x $20,000                                                                $21,000.00
         plus amounts allocated to the subaccounts since that anniversary:                  +0.00
         minus the 5% variable account floor adjusted partial surrender from the subaccounts, calculated as:
         $1,500 x $21,000
         ----------------  =                                                           -$1,657.89
              $19,000
                                                                                       ----------
         variable account floor benefit:                                               $19,342.11
         plus the one-year fixed account value:                                         +5,300.00
                                                                                       ----------
         5% variable account floor (value of the one-year fixed account and the
         variable account floor):                                                      $24,642.11
                                                                                       ----------




  ENHANCED DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE FOUR VALUES, WHICH
  IS THE 5% VARIABLE ACCOUNT FLOOR:                                   $24,642.11


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  113

APPENDIX D: EXAMPLE -- SECURESOURCE SERIES OF RIDERS


SECURESOURCE STAGES 2 RIDERS



EXAMPLE:



ASSUMPTIONS:



- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.



- You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.



- Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.



- You elect the Moderate investment option at issue.




                                                 HYPOTHETICAL
CONTRACT                                            ASSUMED                                    BENEFIT
DURATION            PURCHASE       PARTIAL         CONTRACT                                  DETERMINING
IN YEARS            PAYMENTS     WITHDRAWALS         VALUE           BB            WAB        PERCENTAGE        PBG          ALP

At Issue            $100,000            NA         $100,000       $100,000      $100,000          0.0%       $100,000      $4,000

1                          0             0           98,000        108,000       108,000          9.3%        108,000       5,400

2                          0             0          105,000        114,000       114,000          7.9%        105,000       5,700

3                          0             0          118,000        120,000       120,000          1.7%        118,000       6,000

3.5                        0         6,000          112,000        120,000       113,898          1.7%        112,000       6,000

4                          0             0          115,000        120,000       115,000          0.0%        115,000       6,000

5                          0             0          130,000        130,000       130,000          0.0%        130,000       7,800(3)

6                          0             0          110,000        130,000       130,000         15.4%        130,000       7,800

7                          0             0          100,000        130,000       130,000         23.1%        130,000       6,500(4)

7.5                        0        10,000           90,000        117,000(5)    117,000         23.1%        108,000(5)    5,850(5)

8                          0             0           80,000        117,000       117,000         31.6%        108,000       5,850

9                          0             0           95,000        117,000       117,000         18.8%        108,000       7,020(4)

CONTRACT                        LIFETIME
DURATION                         PAYMENT
IN YEARS             RALP        PERCENT

At Issue            $4,000(1)       4%

1                    5,400(2)       5%

2                    5,700          5%

3                    6,000          5%

3.5                      0          5%

4                    6,000          5%

5                    7,800(3)       6%(3)

6                    7,800          6%

7                    6,500(4)       5%(4)

7.5                      0          5%

8                    5,850          5%

9                    7,020(4)       6%(4)




(1) The ALP and RALP are based on percentage B until the end of the 1-year waiting period.


(2) Since no withdrawal was taken, at the end of the 1-year waiting period, the ALP and RALP are recalculated based on percentage A.


(3) Because the annual step-up increased the BB on the anniversary and the covered person's (for the joint benefit, younger covered spouse's) attained age is in a higher age band, the Lifetime Payment Percentage increased.


(4) The Lifetime Payment Percentage is based on percentage A when the BDP is less than 20% and percentage B when the BDP is greater than or equal to 20%.


(5) The $10,000 withdrawal is greater than the $6,500 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".



--------------------------------------------------------------------------------
 114  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

SECURESOURCE STAGES

EXAMPLE:

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate PN program investment option at issue.



                                                 HYPOTHETICAL
CONTRACT                                            ASSUMED                                    BENEFIT
DURATION            PURCHASE       PARTIAL         CONTRACT                                  DETERMINING
IN YEARS            PAYMENTS     WITHDRAWALS         VALUE           BB            WAB        PERCENTAGE        PBG          ALP

At Issue            $100,000            NA         $100,000       $100,000      $100,000          0.0%       $100,000      $5,000

1                          0             0           98,000        108,000       108,000          9.3%        100,000       5,400

2                          0             0          105,000        114,000       114,000          7.9%        105,000       5,700

3                          0             0          118,000        120,000       120,000          1.7%        118,000       6,000

3.5                        0         6,000          112,000        120,000       113,898          1.7%        112,000       6,000

4                          0             0          115,000        120,000       115,000          0.0%        115,000       6,000

5                          0             0          130,000        130,000       130,000          0.0%        130,000       7,800(3)

6                          0             0          110,000        130,000       130,000         15.4%        130,000       7,800

7                          0             0          100,000        130,000       130,000         23.1%        130,000       6,500(4)

7.5                        0        10,000           90,000        117,000(5)    117,000         23.1%        108,000(5)    5,850(5)

8                          0             0           80,000        117,000       117,000         31.6%        108,000       5,850

9                          0             0           95,000        117,000       117,000         18.8%        108,000       7,020(4)

CONTRACT                        LIFETIME
DURATION                         PAYMENT
IN YEARS             RALP        PERCENT

At Issue            $    0(1)       5%

1                        0          5%

2                        0          5%

3                    6,000(2)       5%

3.5                      0          5%

4                    6,000          5%

5                    7,800(3)       6%(3)

6                    7,800          6%

7                    6,500(4)       5%(4)

7.5                      0          5%

8                    5,850          5%

9                    7,020(4)       6%(4)


(1) The RALP is zero until the end of the 3-Year waiting period.
(2) At the end of the 3-Year waiting period, the RALP is set equal to the ALP.
(3) Because the annual step-up increased the BB on the anniversary and the covered person's (for the joint benefit, younger covered spouse's) attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4) The lifetime payment percentage is based on percentage A when the BDP is less than 20% and percentage B when the BDP is greater than or equal to 20%.
(5) The $10,000 withdrawal is greater than the $6,500 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in "Determination of Adjustment of Benefit Values" in the "Lifetime Benefit Description".


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  115

EXAMPLE -- SECURESOURCE 20

EXAMPLE #1: LIFETIME BENEFIT NOT ESTABLISHED AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate PN program investment option at issue.



                                             HYPOTHETICAL
CONTRACT                                        ASSUMED                                         BASIC BENEFIT
DURATION          PURCHASE      PARTIAL        CONTRACT                           ----------------------------------------
IN YEARS          PAYMENTS    WITHDRAWALS        VALUE          WAB       BDP        GBA         RBA        GBP       RBP

At Issue          $100,000           NA        $100,000      $100,000     0.0%    $100,000    $100,000    $6,000    $    0

1                        0            0          98,000       100,000     2.0%     100,000     100,000     6,000         0

2                        0            0         105,000       105,000     0.0%     105,000     105,000     6,300         0

3                        0            0         125,000       125,000     0.0%     125,000     125,000     7,500     7,500

3.5                      0        6,000         111,000       118,590     6.4%     125,000     119,000     7,500     1,500

4                        0            0         104,000       118,590    12.3%     125,000     119,000     7,500     7,500

5                        0            0          90,000       118,590    24.1%     125,000     119,000     6,250(2)  6,250(2)

6                        0            0          95,000       118,590    19.9%     125,000     119,000     7,500     7,500

6.5                      0        7,500          87,500        87,500(3)  0.0%     125,000     111,500     7,500         0

7                        0            0          90,000        90,000     0.0%     125,000     111,500     7,500     7,500

7.5                      0       10,000          70,000        70,000(4)  0.0%      70,000(4)   70,000(4)  4,200(4)      0

8                        0            0          75,000        75,000     0.0%      75,000      75,000     4,500     4,500

CONTRACT           LIFETIME BENEFIT
DURATION          ------------------
IN YEARS            ALP        RALP

At Issue              NA         NA

1                     NA         NA

2                     NA         NA

3                     NA         NA

3.5                   NA         NA

4                  7,140(1)   7,140(1)

5                  5,950(2)   5,950(2)

6                  7,140      7,140

6.5                5,250(3)       0

7                  5,400      5,400

7.5                4,200(4)       0

8                  4,500      4,500


(1) The ALP and RALP are established on the contract anniversary following the date the covered person (younger Covered Spouse for Joint) reaches age 65 as the greater of the ELB or the RBA, times the ALP percentage.
(2) The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(3) The $7,500 withdrawal is greater than the $7,140 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(4) The $10,000 withdrawal is greater than both the $7,500 RBP allowed under the basic benefit and the $5,400 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.


--------------------------------------------------------------------------------
 116  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: LIFETIME BENEFIT ESTABLISHED AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 65.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate PN program investment option at issue. On the 7th contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.



                                                                                                                         LIFETI-
                                        HYPOTHETICAL                                                                        ME
CONTRACT                                   ASSUMED                                         BASIC BENEFIT                 BENEFIT
DURATION     PURCHASE      PARTIAL        CONTRACT                           ----------------------------------------    -------
IN YEARS     PAYMENTS    WITHDRAWALS        VALUE          WAB       BDP        GBA         RBA        GBP       RBP       ALP

At Issue     $100,000           NA        $100,000      $100,000     0.0%    $100,000    $100,000    $6,000    $    0     $6,000

1                   0            0         105,000       105,000     0.0%     105,000     105,000     6,300         0      6,300

2                   0            0         110,000       110,000     0.0%     110,000     110,000     6,600         0      6,600

3                   0            0         110,000       120,000     8.3%     110,000     110,000     6,600     6,600(1)   7,200

3.5                 0        6,000         104,000       113,455     8.3%     110,000     104,000     6,600       600      7,200

4                   0            0         100,000       113,455    11.9%     110,000     104,000     6,600     6,600      7,200

4.5                 0        7,000          90,000       105,267    14.5%      90,000      90,000     5,400(2)  5,400(2)   7,200

5                   0            0          80,000       105,267    24.0%      90,000      90,000     4,500(3)  4,500(3)   6,000(3)

5.5                 0       10,000          70,000        70,000(4)  0.0%      70,000      70,000     3,500(4)  3,500(4)   3,500(4)

6                   0            0          75,000        75,000     0.0%      75,000      75,000     4,500     4,500      4,500

7                   0            0          70,000        70,000(5)  0.0%      70,000(5)   70,000(5)  4,200(5)  4,200(5)   4,200(5)

             LIFETI-
                ME
CONTRACT     BENEFIT
DURATION     -------
IN YEARS       RALP

At Issue      $    0

1                  0

2                  0

3              7,200(1)

3.5            1,200

4              7,200

4.5              200

5              6,000(3)

5.5            3,500(4)

6              4,500

7              4,200(5)


(1) At the end of the 3-Year waiting period, the RBP and RALP are set equal to the GBP and ALP, respectively. The 20% rider credit is applied to the lifetime benefit.
(2) The $7,000 withdrawal is greater than the $6,600 RBP allowed under the basic benefit and therefore excess withdrawal processing is applied to the basic benefit. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(3) The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(4) The $10,000 withdrawal is greater than both the $4,500 RBP allowed under the basic benefit and the $6,000 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is greater than or equal to 20%, so the ALP Percentage and GBP percentage are set at 5% for the remainder of the contract year.

(5) Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value. The WAB is reset to the ALP after the reset divided by the current ALP percentage. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  117

EXAMPLE -- SECURESOURCE RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 60.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.



                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

5                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)

5.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0

6                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400

6.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0

7                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840

7.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program investment option changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.



(1) Allocation to the Moderately Aggressive investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.

(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 118  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 65.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new covered person.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,600(5)    6,600(5)

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,600       6,600



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  119

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 59 and your spouse is age 60.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive investment option. The target PN program investment option under the contract is the Moderate PN program investment option.


- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

6                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)

6.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0

7                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400

7.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0

8                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840

8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0

9                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300

9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,300       3,300

10                  0             0           52,000         55,000       55,000      3,850      3,850       3,300       3,300



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 65 as 6% of the RBA.

(2) Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.

(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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 120  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
                                             ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
CONTRACT     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
DURATION     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       7,500       7,500

7                   0             0          105,000        125,000      125,000      8,750      8,750       7,500       7,500



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  121

APPENDIX E: SECURESOURCE SERIES OF RIDERS -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series of riders to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For SecureSource Stages and SecureSource 20 riders, owners subject to annual RMD rules under Section 401(a)(9) of the Code, withdrawing from this contract during the waiting period to satisfy these rules will set your benefits to zero and you will not receive any future rider credit.

Amounts you withdraw from this contract (for SecureSource Stages and SecureSource 20 riders, amounts you withdraw from this contract after the waiting period) to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:


For SecureSource and SecureSource 20 riders:


(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year*,

    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource series of riders.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,*

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year*.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series of riders.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.


For Secure Stages and SecureSource Stages 2 riders:



(1) Each calendar year, if your ALERMDA is greater than the ALP,



    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the ALP.



    - The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.



    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.



    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.



--------------------------------------------------------------------------------
 122  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource Stages and SecureSource Stages 2.



* For SecureSource 20 riders, adjusted for any subsequent changes between 5% and 6% as described under "GBP Percentage and ALP Percentage".


The ALERMDA is:

(1) determined by us each calendar year (for SecureSource Stages and SecureSource 20 riders, starting with the calendar year in which the waiting period ends);

(2) based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3) based solely on the value of the contract to which the SecureSource Series rider is attached as of the date we make the determination;

(4) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(5) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

      1. an individual retirement annuity (Section 408(b));
      2. a Roth individual retirement account (Section 408A);
      3. a Simplified Employee Pension plan (Section 408(k));
      4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your rider within the SecureSource series of riders may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years.

Please contact your tax advisor about the impact of those rules prior to purchasing one of the SecureSource series of riders.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  123

APPENDIX F: EXAMPLE -- BENEFIT PROTECTOR DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and you (Current Contract) or you and the annuitant (Original Contract) are under age 70; and

- you select the MAV Death Benefit.

  During the first contract year the contract value grows to $105,000.
  The death benefit under the MAV Death Benefit equals the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
  On the first contract anniversary the contract value grows to
  $110,000. The death benefit equals:
     MAV Death Benefit (contract value):                                  $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV Death Benefit minus remaining purchase payments for the Current Contract or MAV Death Benefit minus payments not previously surrendered for the Original Contract):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
  On the second contract year the contract value falls to $105,000.
  The death benefit equals:
     MAV Death Benefit (MAV):                                             $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
  During the third contract year the contract value remains at
  $105,000 and you request a partial surrender of $50,000, including the applicable 6% surrender charge. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 6%
  surrender charge because your payment is in its third year of the surrender charge schedule, so we will surrender $39,500
  ($37,130 + $2,370 in surrender charges) from your contract value.
  Altogether, we will surrender $50,000 and pay you $47,630. We calculate purchase payments not previously surrendered as
  $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:
     MAV Death Benefit (MAV adjusted for partial surrenders):              $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
     0.40 x ($57,619 - $55,000) =                                           +1,048
                                                                          --------
  Total death benefit of:                                                  $58,667
  On the third contract anniversary the contract value falls to
  $40,000. The death benefit  equals the previous death benefit. The reduction in contract value has no effect.
  On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old.
  The death benefit equals:
     MAV Death Benefit (contract value):                                  $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
     surrendered that are one or more years old)                           +55,000
                                                                          --------
  Total death benefit of:                                                 $255,000
  During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The death benefit equals:
     MAV Death Benefit (contract value):                                  $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
     surrendered that are one or more years old)                           +55,000
                                                                          --------
  Total death benefit of:                                                 $305,000


--------------------------------------------------------------------------------
 124  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  During the eleventh contract year the contract value remains
  $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit equals:
     MAV Death Benefit (contract value):                                  $250,000
     plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not previously
     surrendered that are one or more years old)
     0.40 x ($250,000 - $105,000) =                                        +58,000
                                                                          --------
  Total death benefit of:                                                 $308,000




--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  125

APPENDIX G: BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and you (Current Contract) or you and the annuitant (Original Contract) are under age 70; and

- you select the MAV Death Benefit.

  During the first contract year the contract value grows to $105,000.
  The death benefit equals MAV Death Benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
  On the first contract anniversary the contract value grows to
  $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit equals:
     MAV Death Benefit (contract value):                                  $110,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV Death Benefit minus remaining purchase payments for the Current Contract or MAV rider minus payments not previously surrendered for the Original Contract):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
  On the second contract anniversary the contract value falls to
  $105,000. The death benefit equals:
     MAV Death Benefit (MAV):                                             $110,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
     0.40 x ($110,000 - $100,000) =                                         +4,000
     plus 10% of purchase payments made within 60 days of contract issue
     and not previously withdrawn: 0.10 x $100,000 =                       +10,000
                                                                          --------
  Total death benefit of:                                                 $124,000
  During the third contract year the contract value remains at
  $105,000 and you request a partial surrender of $50,000, including the applicable 7% surrender charge. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7%
  surrender charge because your payment is within the third year of the surrender charge schedule, so we will surrender $39,500 ($36,735
  + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000
  (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:
     MAV Death Benefit (MAV adjusted for partial surrenders):              $57,619
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
     0.40 x ($57,619 - $55,000) =                                           +1,048
     plus 10% of purchase payments made within 60 days of contract issue
     and not previously withdrawn: 0.10 x $55,000 =                         +5,500
                                                                          --------
  Total death benefit of:                                                  $64,167
  On the third contract anniversary the contract value falls $40,000.
  The death benefit equals the previous death benefit calculated. The reduction in contract value has no effect.


--------------------------------------------------------------------------------
 126  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the
  Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:
     MAV Death Benefit (contract value):                                  $200,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments
     not previously surrendered that are one or more years old             +55,000
     plus 20% of purchase payments made within 60 days of contract
     issue and not previously surrendered: 0.20 x $55,000 =                +11,000
                                                                          --------
  Total death benefit of:                                                 $266,000

  During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit equals:
     MAV Death Benefit:                                                   $250,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments
     not previously surrendered that are one or more years old             +55,000
     plus 20% of purchase payments made within 60 days of contract
     issue and not previously surrendered: 0.20 x $55,000 =                +11,000
                                                                          --------
  Total death benefit of:                                                 $316,000
  During the eleventh contract year the contract value remains
  $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit equals:
     MAV Death Benefit (contract value):                                  $250,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously surrendered):
     0.40 x ($250,000 - $105,000) =                                        +58,000
     plus 20% of purchase payments made within 60 days of contract issue
     and not previously surrendered: 0.20 x $55,000 =                      +11,000
                                                                          --------
  Total death benefit of:                                                 $319,000




--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  127

APPENDIX H: ASSET ALLOCATION PROGRAM FOR CONTRACTS WITH APPLICATIONS SIGNED BEFORE MAY 1, 2006

ASSET ALLOCATION PROGRAM
For contracts with applications signed before May 1, 2006, we offered an asset allocation program. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include certain GPAs (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.


Under the asset allocation program, we have offered five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts, any GPAs according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.


Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio); and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see "Guarantee Period
  Accounts -- Market Value Adjustment").

Under the asset allocation program, the subaccounts, any GPAs that make up the model portfolio you selected and the allocation percentages to those subaccounts, any GPAs will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.


--------------------------------------------------------------------------------
 128  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX I: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER
The Guarantor Withdrawal Benefit for Life rider is an optional benefit that you may select for an additional annual charge if(1):

- you purchase your contract on or after May 1, 2006;

- the rider is available in your state; and

- you and the annuitant are 80 or younger on the date the contract is issued.

(1) The Guarantor Withdrawal Benefit for Life rider is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit for Life rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the annuitization start date (see "Buying Your Contract -- The Annuitization Start Date"). Before the annuitization start date, you have the right to withdraw some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuitization start date, nor does it guarantee the length of time over which such withdrawals can be made before the annuitization start date.

The Guarantor Withdrawal Benefit for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;


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- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").


The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator investment option, the rider charge may change (see "Charges").


If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the Guarantor Withdrawal Benefit for Life rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life rider will terminate.


- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all


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  of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make.


- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or after the annuitization start date.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

  (1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

       - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

       - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

       - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life rider.

  (2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

       - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.


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       - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

       - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life rider.

  (3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

       - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

       - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life rider is attached as of the date we make the determination; and

  (3) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify our administrative practice described above and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life(R) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

For an example, see "Examples of Guarantor Withdrawal Benefit for Life" below.

KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER ARE DESCRIBED BELOW:
PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.


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- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up"
  headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase

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payment has its own GBP, which is equal to the lesser of that payment's RBA or
7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.


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ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the

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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  135
  contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but never less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.


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- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

- If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

  (a) receive the remaining schedule of GBPs until the RBA equals zero; or

  (b) wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

  (a) the remaining schedule of GBPs until the RBA equals zero; or

  (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero. We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  137

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The Guarantor Withdrawal Benefit for Life rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guaranteed Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life(R) rider.


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 138  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option.

Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The Guarantor Withdrawal Benefit for Life rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

EXAMPLES OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 60.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP


At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A

1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A

1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A

2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A

5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)

5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0

6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160

6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0

7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200

7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  139

EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 65.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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 140  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX J: GUARANTOR WITHDRAWAL BENEFIT RIDER

GUARANTOR(R) WITHDRAWAL BENEFIT RIDER
We have offered two versions of the Guarantor Withdrawal Benefit that have been referred to in previous disclosure as Rider A and Rider B. The description of the Guarantor Withdrawal Benefit in this section applies to both Rider A and Rider B, unless noted otherwise. Rider B is no longer available for purchase.

The Guarantor(R) Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if (1):

RIDER A
- you purchase(d) your contract on or after April 30, 2005 in those states where the SecureSource rider and/or the Guarantor Withdrawal Benefit for Life rider are/were not available;

- you and the annuitant were 79 or younger on the date the contract was issued.

RIDER B (NO LONGER AVAILABLE FOR PURCHASE)
- you purchased your contract prior to April 29, 2005;

- the rider was available in your state; and

- you and the annuitant were 79 or younger on the date the contract was issued.

(1) The Guarantor Withdrawal Benefit is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit rider when you purchase your contract (original rider). The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We will offer you the option of replacing the original rider with a new Guarantor Withdrawal Benefit (enhanced rider), if available in your state. The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Guarantor Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments for the first three years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

- the guaranteed benefit amount will be adjusted as described below; and

- the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Charges -- Surrender Charge"). Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuitization start date. If you select the Guarantor Withdrawal Benefit rider, you may not select an Income Assurer Benefit rider or the Accumulation Protector Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").


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

You should consider whether the Guarantor Withdrawal Benefit is appropriate for you because:


- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must participate in the Portfolio Navigator program if you purchase a contract on or after May 1, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Program"). If you selected this Guarantor Withdrawal Benefit rider before May 1, 2006, you must participate in the asset allocation program (see "Appendix
  H: Asset Allocation Program for Contracts Purchased Before May 1, 2006"), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. The Portfolio Navigator program and the asset allocation program limit your choice of subaccounts, one-year fixed account and GPAs (if available) to PN program investment options you have selected. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen.


- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH THE TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw in each contract year without incurring a withdrawal charge (see "Charges -- Surrender Charge"). The FA may be greater than GBP under this rider. Any amount you withdraw under the contract's FA provision that exceeds the GBP is subject to the excess withdrawal processing for the GBA and RBA described below.

- RIDER A -- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or after the annuitization start date.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income;

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal processing described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

  For owners subject to RMD rules under Section 401(a)(9), our current administrative practice under both the original and the enhanced riders is to allow amounts you withdraw to satisfy these rules without applying excess withdrawal processing under terms of the rider, subject to the following rules:

  (1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

  (2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  (3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

  (4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor Withdrawal Benefit rider.

  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit rider is attached as of the date we make the determination; and


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  (3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify our administrative practice described above and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

  Please note that RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, adjusted for subsequent purchase payments, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the GBA is equal to the initial purchase payment;

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment. The total GBA when an additional purchase payment is added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:


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(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the RBA is equal to the initial purchase payment;

- When you make additional purchase payments -- each additional purchase payment has its own RBA equal to the amount of the purchase payment. The total RBA when an additional purchase payment is added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

RBA EXCESS WITHDRAWAL PROCESSING
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

RIDER A: Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

RIDER B: Under both the original and enhanced riders, the GBP is the lesser of
(a) 7% of the GBA; or (b) the RBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.


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Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three years, the annual elective step up will not be available until the third contract anniversary;

- if you step up but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

RIDER A: You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.

RIDER B: You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the contract anniversary.

- The RBA will be increased to an amount equal to the contract anniversary value.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  145

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

  (a) Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but never less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

RIDER A: A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RIDER B: A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that

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

time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(R) Withdrawal Benefit rider and the contract will terminate.

EXAMPLE OF THE GUARANTOR WITHDRAWAL BENEFIT (APPLIES TO RIDER A AND RIDER B)
ASSUMPTION:
- You purchase the contract with a payment of $100,000.

  The Guaranteed Benefit Amount (GBA) equals your purchase payment:       $100,000
  The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $100,000 =                                                    $  7,000
  The Remaining Benefit Amount (RBA) equals your purchase payment:        $100,000
  On the first contract anniversary the contract value grows to
  $110,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $110,000
  The GBA equals 100% of your contract value:                             $110,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                    $  7,700
  During the fourth contract year you decide to take a partial withdrawal of $7,700.
  You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
     $110,000 - $7,700 =                                                  $102,300
  The GBA equals the GBA immediately prior to the partial withdrawal:     $110,000
  The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                    $  7,700
  On the fourth contract anniversary you make an additional purchase payment of $50,000.
  The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
     $102,300 + $50,000 =                                                 $152,300
  The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
     $110,000 + $50,000 =                                                 $160,000
  The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
     $7,700 + $3,500 =                                                    $ 11,200


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  147

  On the fifth contract anniversary your contract value grows to
  $200,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $200,000
  The GBA equals 100% of your contract value:                             $200,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                    $ 14,000
  During the seventh contract year your contract value grows to
  $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
          withdrawal;
         $230,000 - $20,000 =                                             $210,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $200,000 - $20,000 =                                             $180,000
  Reset RBA = lesser of (1) or (2) =                                      $180,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA                                                   $200,000
         OR
     (2) your contract value immediately following the partial
          withdrawal;
         $230,000 - $20,000 =                                             $210,000
  Reset GBA = lesser of (1) or (2) =                                      $200,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $200,000 =                                                $ 14,000
  During the eighth contract year your contract value falls to
  $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
          withdrawal;
         $175,000 - $25,000 =                                             $150,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $180,000 - $25,000 =                                             $155,000
  Reset RBA = lesser of (1) or (2) =                                      $150,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA;                                                  $200,000
         OR
     (2) your contract value immediately following the partial
          withdrawal;
         $175,000 - $25,000 =                                             $150,000
  Reset GBA = lesser of (1) or (2) =                                      $150,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $150,000 =                                                $ 10,500




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APPENDIX K : EXAMPLE -- INCOME ASSURER BENEFIT RIDERS

INCOME ASSURER BENEFIT RIDERS
The following three optional Income Assurer Benefit riders were available under your contract if you purchased your contract prior to May 1, 2007. These riders are no longer available for purchase.

- Income Assurer Benefit - MAV;

- Income Assurer Benefit - 5% Accumulation Benefit Base; or

- Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit rider.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit. Your annuitization payout will never be less than that provided by your contract value.


EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the Columbia Variable
Portfolio - Cash Management Fund and, if available under your contract, the GPAs and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.


EXCLUDED PAYMENTS: These are purchase payments paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the guaranteed income benefit base.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

  (a) is the ratio of the amount of the partial withdrawal (including any surrender charges or MVA) to the contract value on the date of (but prior
      to) the partial withdrawal; and

  (b) is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.


WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your PN program investment option to one that causes the rider charge to increase.



THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT:

EXERCISING THE RIDER
Rider exercise conditions are:

- you may only exercise the Income Assurer Benefit rider within 30 days after any contract anniversary following the expiration of the waiting period;

- the annuitant on the annuitization start date must be between 50 to 86 years old; and


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  149

- you can only take an annuity payment in one of the following annuity payout plans:

  Plan A -- Life Annuity - No Refund;

  Plan B -- Life Annuity with Ten or Twenty Years Certain;

  Plan D -- Joint and Last Survivor Life Annuity - No Refund;
            Joint and Last Survivor Life Annuity with Twenty Years Certain; or

  Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.

If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. EXCEPTION: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after May 1, 2006 and if available in your state.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + I)
------------  = Pt
    1.05



Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.

(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.

TERMINATING THE RIDER
Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you may terminate the rider any time after the expiration of the waiting period;

- the rider will terminate on the date you make a full surrender from the contract, on the annuitization start date, or on the date that a death benefit is payable; and

- the rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

- when a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.

*The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.


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 150  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT RIDERS DESCRIBED BELOW:
INCOME ASSURER BENEFIT - MAV
The guaranteed income benefit base for the Income Assurer Benefit - MAV is the greater of these three values:

1. contract value; or

2. the total purchase payments made to the contract minus proportionate adjustments for partial surrenders; or

3. the maximum anniversary value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

  (a) current contract value; or

  (b) total payments made to the contract minus proportionate adjustments for partial surrenders.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
1. contract value less the market value adjusted excluded payments; or

2. total purchase payments less excluded payments, less proportionate adjustments for partial surrenders; or

3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial surrenders occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT - 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greater of these three values:

1. contract value; or

2. the total purchase payments made to the contract minus proportionate adjustments for partial surrenders; or

3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR -- is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit(R) 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

- the total purchase payments made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and subtracting adjusted surrenders and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.

The amount of purchase payment withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

  (a) is the amount of purchase payment in the investment options being withdrawn or transferred on the date of but prior to the current surrender or transfer; and

  (b) is the ratio of the amount of the transfer or surrender to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current surrender or transfer.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  151

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted surrenders and adjusted transfers for the variable account floor are equal to the amount of the surrender or transfer from the protected investment options as long as the sum of the surrenders and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current surrender or transfer from the protected investment options plus the sum of all prior surrenders and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times
(c)] where:

  (a) is the roll-up amount from the prior contract anniversary less the sum of any surrenders and transfers made from the protected investment options in the current policy year but prior to the current surrender or transfer. However, (a) can not be less than zero; and

  (b) is the variable account floor on the date of (but prior to) the current surrender or transfer from the protected investment options less the value from (a); and

  (c) is the ratio of [the amount of the current surrender (including any surrender charges or MVA) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current surrender or transfer from the protected investment options less the value from (a)].

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
       1. contract value less the market value adjusted excluded payments (described above); or

       2. total purchase payments less excluded payments, less proportionate adjustments for partial surrenders; or

       3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.

INCOME ASSURER BENEFIT - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

       1. the contract value;

       2. the total purchase payments made to the contract minus proportionate adjustments for partial surrenders;

       3. the MAV (described above); or

       4. the 5% variable account floor (described above).

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:
       1. contract value less the market value adjusted excluded payments (described above);

       2. total purchase payments, less excluded payments, less proportionate adjustments for partial withdrawals;

       3. the MAV, less market value adjusted excluded payments (described above); or

       4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).

EXAMPLES OF THE INCOME ASSURER BENEFIT RIDERS
The purpose of these examples is to illustrate the operation of the Income Assurer Benefit Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.


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 152  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Remember that the riders require you to choose a PN program investment option. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some PN program investment options include protected investment options and excluded investment options (Columbia Variable Portfolio - Cash Management Fund, and if available under the contract, GPAs and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit - 5% Accumulation Benefit Base rider and the Income Assurer
Benefit - Greater of MAV or 5% Accumulation Benefit Base rider. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in PN program investment options.


ASSUMPTIONS:
- You purchase the contract during the 2006 calendar year with a payment of $100,000; and

- you invest all contract value in the subaccounts (protected investment options); and


- you make no additional purchase payments, partial surrenders or changes in PN program investment option; and


- the annuitant is male and age 55 at contract issue; and

- the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                ASSUMED                            MAXIMUM         GUARANTEED
  CONTRACT     CONTRACT        PURCHASE          ANNIVERSARY     INCOME BENEFIT
ANNIVERSARY      VALUE         PAYMENTS        VALUE (MAV)(1)     BASE - MAV(2)
-------------------------------------------------------------------------------
      1        $108,000        $100,000           $108,000          $108,000
      2         125,000            none            125,000           125,000
      3         132,000            none            132,000           132,000
      4         150,000            none            150,000           150,000
      5          85,000            none            150,000           150,000
      6         121,000            none            150,000           150,000
      7         139,000            none            150,000           150,000
      8         153,000            none            153,000           153,000
      9         140,000            none            153,000           153,000
     10         174,000            none            174,000           174,000
     11         141,000            none            174,000           174,000
     12         148,000            none            174,000           174,000
     13         208,000            none            208,000           208,000
     14         198,000            none            208,000           208,000
     15         203,000            none            208,000           208,000
-------------------------------------------------------------------------------


(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  153

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAV PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAV       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             174,000               812.58
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                    IAB - MAV
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                814.32
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                   IAB - MAV PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST          IAB - MAV         PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              174,000              643.80
     12            148,000               559.44                   553.52              174,000              657.72
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              208,000              825.76
     15            203,000               826.21                   818.09              208,000              846.56
------------------------------------------------------------------------------------------------------------------------
                IAB - MAV PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                650.76
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


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 154  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- INCOME ASSURER BENEFIT - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                      GUARANTEED
                                                                        INCOME
                ASSUMED                                             BENEFIT BASE -
  CONTRACT     CONTRACT        PURCHASE        5% ACCUMULATION     5% ACCUMULATION
ANNIVERSARY      VALUE         PAYMENTS        BENEFIT BASE(1)     BENEFIT BASE(2)
----------------------------------------------------------------------------------
      1        $108,000        $100,000            $105,000            $108,000
      2         125,000            none             110,250             125,000
      3         132,000            none             115,763             132,000
      4         150,000            none             121,551             150,000
      5          85,000            none             127,628             127,628
      6         121,000            none             134,010             134,010
      7         139,000            none             140,710             140,710
      8         153,000            none             147,746             153,000
      9         140,000            none             155,133             155,133
     10         174,000            none             162,889             174,000
     11         141,000            none             171,034             171,034
     12         148,000            none             179,586             179,586
     13         208,000            none             188,565             208,000
     14         198,000            none             197,993             198,000
     15         203,000            none             207,893             207,893
----------------------------------------------------------------------------------


(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH      IAB - 5% RF      PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             171,034               778.20
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             198,000               974.16
     15            203,000              1,025.15                1,027.18             207,893             1,049.86
----------------------------------------------------------------------------------------------------------------------
                   IAB - 5% RF
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                779.91
     12                840.46
     13                998.40
     14                976.14
     15              1,051.94
----------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  155

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the sale for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                  IAB - 5% RF PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST         IAB - 5% RF        PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              171,034              632.83
     12            148,000               559.44                   553.52              179,586              678.83
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              198,000              786.06
     15            203,000               826.21                   818.09              207,893              846.12
------------------------------------------------------------------------------------------------------------------------
                    IAB - 5% RF
                     PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                625.98
     12                671.65
     13                796.64
     14                778.14
     15                837.81
------------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

EXAMPLE -- INCOME ASSURER BENEFIT - GREATER OF MAV OR 5% ACCUMULATION BENEFIT
BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                       GUARANTEED
                                                                                         INCOME
                                                                                     BENEFIT BASE -
                                                                                       GREATER OF
                ASSUMED                        MAXIMUM                                 MAV OR 5%
  CONTRACT     CONTRACT       PURCHASE       ANNIVERSARY       5% ACCUMULATION        ACCUMULATION
ANNIVERSARY      VALUE        PAYMENTS         VALUE(1)        BENEFIT BASE(1)      BENEFIT BASE(2)
---------------------------------------------------------------------------------------------------
      1        $108,000       $100,000         $108,000            $105,000             $108,000
      2         125,000           none          125,000             110,250              125,000
      3         132,000           none          132,000             115,763              132,000
      4         150,000           none          150,000             121,551              150,000
      5          85,000           none          150,000             127,628              150,000
      6         121,000           none          150,000             134,010              150,000
      7         139,000           none          150,000             140,710              150,000
      8         153,000           none          153,000             147,746              153,000
      9         140,000           none          153,000             155,133              155,133
     10         174,000           none          174,000             162,889              174,000
     11         141,000           none          174,000             171,034              174,000
     12         148,000           none          174,000             179,586              179,586
     13         208,000           none          208,000             188,565              208,000
     14         198,000           none          208,000             197,993              208,000
     15         203,000           none          208,000             207,893              208,000
---------------------------------------------------------------------------------------------------



(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
 156  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAX       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                    IAB - MAX
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                840.46
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                    STANDARD PROVISIONS                                  IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT      ASSUMED          NEW TABLE(1)              OLD TABLE(1)                               NEW TABLE(1)
ANNIVERSARY    CONTRACT         PLAN D - LAST             PLAN D - LAST           IAB - MAX          PLAN D - LAST
AT EXERCISE      VALUE      SURVIVOR NO REFUND(2)     SURVIVOR NO REFUND(2)     BENEFIT BASE     SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------
     10        $174,000            $629.88                   $622.92              $174,000              $629.88
     11         141,000             521.70                    516.06               174,000               643.80
     12         148,000             559.44                    553.52               179,586               678.83
     13         208,000             807.04                    796.64               208,000               807.04
     14         198,000             786.06                    778.14               208,000               825.76
     15         203,000             826.21                    818.09               208,000               846.56
----------------------------------------------------------------------------------------------------------------------
                IAB - MAX PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                671.65
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  157

APPENDIX L: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT RIDER

EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT RIDER

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

THE EXAMPLE ASSUMES:
- You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the elective step-up option.


                                                                     INITIAL PAYMENT        100,000
                                                                     ---------------     ------------
                                                                                         HYPOTHETICAL
END OF        PARTIAL SURRENDER     MCAV ADJUSTMENT                    ACCUMULATION         ASSUMED
CONTRACT        (BEGINNING OF         FOR PARTIAL                        BENEFIT           CONTRACT
YEAR                YEAR)              SURRENDER          MCAV            AMOUNT             VALUE

1                   $    0               $    0         $100,000         $     0           $112,000

2                        0                    0          102,400               0            128,000

3                        0                    0          108,000               0            135,000

4                        0                    0          108,000               0            125,000

5                        0                    0          108,000               0            110,000

6                    2,000                1,964          106,036               0            122,000

7                        0                    0          112,000               0            140,000

8                        0                    0          112,000               0            121,000

9                    5,000                4,628          107,372               0             98,000

10                       0                    0          107,372          22,372             85,000




--------------------------------------------------------------------------------
 158  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX M: SECURESOURCE RIDER DISCLOSURE



SECURESOURCE RIDERS




There are two optional SecureSource riders available under your contract:



- SecureSource - Single Life; or



- SecureSource - Joint Life.



The information in this section applies to both SecureSource riders, unless otherwise noted.



The SecureSource - Single Life rider covers one person. The SecureSource - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.



The SecureSource rider is an optional benefit that you may select for an additional annual charge if:



- your contract application was signed on or after May 1, 2007; and



- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or



- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.



The SecureSource rider is not available under an inherited qualified annuity.



The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:



- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.



- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.



For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.



The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.



Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:



(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.



(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:



- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);



- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).



Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.



Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:



- SINGLE LIFE: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  159

- JOINT LIFE: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).



Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:



- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;



- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.



If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:



- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;



- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.



If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).



Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.



If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").



The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").



If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.



You should consider whether a SecureSource rider is appropriate for you because:



- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:



  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:



      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or



      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.



--------------------------------------------------------------------------------
 160  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).



  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.



  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on



      (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or



      (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).



      Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.



  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.



- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options of the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").



  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.



  Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase.





  The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.



  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:



  (a) the total GBA will be reset to the lesser of its current value or the contract value; and



  (b) the total RBA will be reset to the lesser of its current value or the contract value; and



  (c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and



  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and



  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and



  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.



  You may request to change your investment option (or change from the model portfolio to an investment option) by written request on an authorized form or by another method agreed to by us.



- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Protector Benefit rider.



- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource - Joint Life rider and will


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  not reduce the fee we charge for this rider. The benefit under the
  SecureSource - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).



- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.



  If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".



- INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's FA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.



You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:



- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.



- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.



- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").



KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:


WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.



WAITING PERIOD: Any period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. Currently, there is no waiting period. For contracts purchased prior to June 1, 2008, the waiting period is three years.



GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.



THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:


- At contract issue -- the GBA is equal to the initial purchase payment.



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- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.



- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.



- When you make a withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.



  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



GBA EXCESS WITHDRAWAL PROCESSING


The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:



(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and



(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.



REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.



THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:


- At contract issue -- the RBA is equal to the initial purchase payment.



- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.



- When you make a withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.



  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



RBA EXCESS WITHDRAWAL PROCESSING


The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.



If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:



1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and



2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.



GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase


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payment has its own GBP, which is equal to the lesser of that payment's RBA or
7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.



During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.



THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:


- At contract issue -- the GBP is established as 7% of the GBA value.



- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.



- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.



- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.



- When you make a withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the GBP remains unchanged.



  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.



THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:


- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.



- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.



- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).



- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.



- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.



SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.



JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are


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used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.



ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):


- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.



- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.



ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:



- SINGLE LIFE: death; or



- JOINT LIFE: death of the last surviving covered spouse; or



- the RBA is reduced to zero.



The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.



During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.



THE ALP IS DETERMINED AT THE FOLLOWING TIMES:


- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.



- JOINT LIFE: The ALP is established as 6% of the total RBA on the earliest of the following dates:



  (a) the rider effective date if the younger covered spouse has already reached age 65.



  (b) the rider anniversary on/following the date the younger covered spouse reaches age 65.



  (c) upon the first death of a covered spouse, then



       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or



       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or



       (3) the rider anniversary on/following the date the surviving covered spouse reaches age 65.



  (d) Following dissolution of marriage of the covered spouses,



       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or



       (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.



- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.



- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).



- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.



- When you make a withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the RALP -- the ALP remains unchanged.



  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



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20% RIDER CREDIT (FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 1,
2008)


If you do not make a withdrawal during the first three rider years, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic withdrawal benefit or the contract value. Because step ups may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.



ENHANCED LIFETIME BASE (FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 1, 2008)


The enhanced lifetime base will be established initially on the third rider anniversary. If you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years and the 20% rider credit. If you make a withdrawal during the first three rider years, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.



The maximum enhanced lifetime base at any time is $5,000,000.



If the enhanced lifetime base is greater than zero, then it will:



- increase by the amount of any purchase payments received on or after the third rider anniversary.



- be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.



- be set to the lesser of its current value and the contract value, if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.



If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:



- The total RBA is reduced to zero.



- You selected the Single Life rider, and there is a change in the covered person, including changes due to spousal continuations and ownership changes.



The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn or annuitized.



INCREASE IN ALP BECAUSE OF THE ENHANCED LIFETIME BASE (FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 1, 2008)


As of the later of the third rider anniversary and the date the initial ALP is established, the ALP will be increased to equal the enhanced lifetime base multiplied by 6%, if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.



ALP EXCESS WITHDRAWAL PROCESSING


The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.



THE RALP IS DETERMINED AT THE FOLLOWING TIMES:


- The RALP is established at the same time as the ALP, and:



  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.



  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.



- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.



- At the beginning of any other contract year -- the RALP is set equal to ALP.



- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the purchase payment amount.



- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL


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  PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.



REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:



- The RMD is for your contract alone;



- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and



- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.



RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.



Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.



STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.



The annual step up may be available as described below, subject to the following rules:



- The annual step up is effective on the step up date.



- Only one step up is allowed each contract year.



- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.



- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.



- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.



- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.



- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.



The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:



- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.



- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.



- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.



- The total RBP will be reset as follows:



  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.



  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.



- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.



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- The RALP will be reset as follows:



  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.



  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.



SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):


SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:



- The GBA, RBA and GBP values remain unchanged.



- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.



- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.



- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.



- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.



- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.



Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.



JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.



SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.



RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.



IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:



1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:



    (a) receive the remaining schedule of GBPs until the RBA equals zero; or



    (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or



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    (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.



We will notify you of this option. If no election is made, the ALP will be paid.



2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:



    (a) the remaining schedule of GBPs until the RBA equals zero; or



    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or



    (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.



We will notify you of this option. If no election is made, the ALP will be paid.



3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.



4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:



    - SINGLE LIFE: covered person;



    - JOINT LIFE: last surviving covered spouse.



Under any of these scenarios:



- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;



- We will no longer accept additional purchase payments;



- You will no longer be charged for the rider;



- Any attached death benefit riders will terminate; and



- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.



- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.



The SecureSource rider and the contract will terminate under either of the following two scenarios:



- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.



- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.



AT DEATH:


SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.



If the contract value equals zero and the death benefit becomes payable, the following will occur:



- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.



- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.



- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.



- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.



- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.



JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If


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spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.



If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.



If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.



If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:



- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.



- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.



- If the RBA equals zero, the benefit terminates. No further payments will be made.



CONTRACT OWNERSHIP CHANGE:


SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.



- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.



- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.



- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.



- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.



Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.



JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.



GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.



Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").



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This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.



This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.



RIDER TERMINATION


The SecureSource rider cannot be terminated either by you or us except as follows:



1. SINGLE LIFE: After the death benefit is payable the rider will terminate if your spouse does not use the spousal continuation provision of the contract to continue the contract.



2. JOINT LIFE: After the death benefit is payable the rider will terminate if:



   (a) any one other than a covered spouse continues the contract, or



   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.



3. Annuity payouts under an annuity payout plan will terminate the rider.



4. Termination of the contract for any reason will terminate the rider.



5. When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.



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APPENDIX N: SECURESOURCE 20 RIDER DISCLOSURE

SECURESOURCE 20 RIDERS


This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary values. The SecureSource 20 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time. This benefit is intended for assets you plan to hold and let accumulate for at least three years. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time and you will not receive 20% credit offered under this rider.

There are two optional SecureSource 20 riders available under your contract:

- SecureSource 20 -- Single Life; or

- SecureSource 20 -- Joint Life.

The information in this section applies to both Secure Source 20 riders, unless otherwise noted.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource 20 -- Single Life rider covers one person. The SecureSource 20 -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 20 -- Single Life rider or the SecureSource 20 -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource 20 rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:

- your contract application is signed on or after Aug. 10, 2009, but prior to Nov. 30, 2009; and

- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource 20 riders are not available under an inherited qualified annuity.

The SecureSource 20 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: until death (see "At Death" heading below) or until the depletion of the basic benefit.

- JOINT LIFE: until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) or until the depletion of the basic benefit.

KEY TERMS
The key terms associated with the SecureSource 20 rider are:

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the waiting period and until your death (JOINT LIFE: the death of both covered spouses). After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year. The maximum ALP is $300,000.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): the age at which the lifetime benefit is established.

ENHANCED LIFETIME BASE (ELB): used in the calculation of the ALP on the later of the ELB date or the establishment of the ALP. The ELB cannot be withdrawn or annuitized and is not payable as a death benefit.

GUARANTEED BENEFIT AMOUNT (GBA): the total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn or annuitized and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year after the waiting period under the basic benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

GUARANTEED BENEFIT PAYMENT (GBP): the basic benefit amount available each contract year after the waiting period until the RBA is reduced to zero. After the waiting period the annual withdrawal amount guaranteed by the rider can vary each contract year.


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REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RALP is the lifetime benefit amount that can be withdrawn during the remainder of the current contract year.

REMAINING BENEFIT AMOUNT (RBA): each withdrawal you make reduces the amount that is guaranteed by the rider for future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

REMAINING BENEFIT PAYMENT (RBP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RBP is the basic benefit amount that can be withdrawn during the remainder of the current contract year.

WAITING PERIOD: The period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.

WITHDRAWAL ADJUSTMENT BASE (WAB): one of the components used to determine the GBP Percentage and ALP Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

DESCRIPTION OF THE SECURESOURCE 20 RIDER
Before the lifetime benefit is established, the annual withdrawal amount guaranteed by the riders after the waiting period is the basic benefit amount. After the lifetime benefit is established and after the waiting period, the riders guarantee that you have the option each contract year to cumulatively withdraw an amount up to the lifetime benefit amount or the basic benefit amount, but the riders do not guarantee withdrawal of both in a contract year.

The lifetime withdrawal benefit is established automatically:

- SINGLE LIFE: on the rider anniversary date after the covered person reaches age 65, or on the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: on the rider anniversary date after the younger covered spouse reaches age 65, or on the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

The basic benefit amount and the lifetime benefit amount can vary based on the relationship of your contract value to the Withdrawal Adjustment Base (WAB). When the first withdrawal is taken each contract year after the waiting period, the percentages used to determine the benefit amounts are set and fixed for the remainder of that year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next year.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic benefit and lifetime benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime benefit only, the basic benefit only, or both.

At any time after the waiting period, as long as your withdrawal does not exceed the greater of the basic benefit amount or the lifetime benefit amount, if established, you will not be assessed a surrender charge or any market value adjustment. If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see
"Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

Subject to conditions and limitations, an annual step-up can increase the basic benefit amount and the lifetime benefit amount, if your contract value has increased on a rider anniversary.


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Subject to conditions and limitations, if no withdrawals are taken prior to the third rider anniversary, the 20% rider credit may increase the lifetime benefit (if already established) or the Enhanced Lifetime Base (ELB) may increase the lifetime benefit (when established).

The values associated with the basic benefit are GBA, RBA, GBP and RBP. The values associated with the lifetime benefit are ALP, RALP and ELB. ALP and GBP are similar in that they are the annual withdrawal amount for each benefit after the waiting period. RALP and RBP are similar in that they are the remaining amount that can be withdrawn during the current contract year for each benefit.

IMPORTANT SECURESOURCE 20 RIDER CONSIDERATIONS
You should consider whether a SecureSource 20 rider is appropriate for you taking into account the following considerations:

- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner or annuitant even if the covered person is still living (see "At Death" heading below). Therefore, the rider will terminate when a death benefit becomes payable. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living; or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the lifetime benefit terminates even though the owner is still living.

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If both the ALP and the contract value are zero, the lifetime benefit will terminate.

  (c) If the lifetime benefit is first established prior to the third rider anniversary, the initial ALP is based on the basic benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below). If the lifetime benefit is first established on/after the third rider anniversary, the initial ALP is based on the greater of the basic benefit's RBA and the ELB at that time. Any withdrawal you take before the ALP is established reduces the RBA and ELB and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time and you will not receive 20% credit offered under this rider. Any withdrawal request within the 3-year waiting period must be submitted in writing. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal"), the guaranteed amounts under the rider may be reduced.


- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options of the PN program. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to the PN program investment options (if applicable) you have selected. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").



You can allocate your contract value to any available investment options during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.



Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model


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 174  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option classification is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.



After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows:


  (a) the total GBA will be reset to the contract value, if your contract value is less; and

  (b) the total RBA will be reset to the contract value, if your contract value is less; and

  (c) the ALP, if established, will be reset to your current ALP Percentage (either 6% or 5% as described under "GBP Percentage and ALP Percentage" heading below) times the contract value, if this amount is less than the current ALP; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals taken during the current contract year, but not less than zero; and

  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals taken during the current contract year, but not less than zero; and

  (g) the WAB will be reset as follows:

      - if the ALP has not been established, the WAB will be equal to the reset GBA.

      if the ALP has been established, the WAB will be equal to the reset ALP, divided by the current ALP Percentage; and

  (h) the ELB, if greater than zero, will be reset to the contract value, if your contract value is less.


      You may request to change your investment option by written request on an authorized form or by another method agreed to by us.


- NON-CANCELABLE: Once elected, the SecureSource 20 rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

  Dissolution of marriage does not terminate the SecureSource 20 - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource 20 - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. The annuitant must also be an owner. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource 20 - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's FA provision that exceeds

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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  175
  the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

BASIC BENEFIT DESCRIPTION
THE GBA AND RBA ARE DETERMINED AT THE FOLLOWING TIMES, SUBJECT TO THE MAXIMUM AMOUNT OF $5,000,000, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA and RBA are equal to the initial purchase payment.

- When you make additional purchase payments -- If a withdrawal is taken during the waiting period, the GBA and RBA will not change when a subsequent purchase payment is made during the waiting period. Prior to any withdrawal during the waiting period and after the waiting period, each additional purchase payment will have its own GBA and RBA established equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" heading below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you take a withdrawal during the waiting period -- the total GBA and total RBA will be set equal to zero until the end of the waiting period.

- When you take a withdrawal after the waiting period and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal and the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged, and each payment's RBA is reduced in proportion to its RBP.

  (b) greater than the total RBP -- EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA AND RBA.

- On the rider anniversary at the end of the waiting period -- If the first withdrawal is taken during the waiting period and you did not decline a rider fee increase, the total GBA and the total RBA will be reset to the contract value.

  If the first withdrawal is taken during the waiting period and you decline a rider fee increase, the total GBA and the total RBA will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.


- Upon certain changes to your PN program investment options under the PN program as described under "Use of Portfolio Navigator Program Required," above.



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 176  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GBP PERCENTAGE AND ALP PERCENTAGE: We use two percentages (6% and 5%) to calculate your GBP and ALP. The percentage used can vary as described below:

During the waiting period, 6% will be used to determine the amount payable to beneficiaries under the RBA Payout Option described below. After the waiting period, a comparison of your contract value and the WAB determines your GBP Percentage and ALP Percentage, unless the percentage is fixed as described below. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then 6% is used in calculating your GBP and ALP; otherwise, 5% is used. Market volatility and returns, the deduction of fees and the 20% credit could impact your benefit determining percentage. The benefit determining percentage is calculated as follows but will not be less than zero:

       1 - (A/B)

       A = contract value at the end of the prior valuation period

       B = WAB at the end of the prior valuation period

When the first withdrawal in a contract year is taken, the GBP Percentage and ALP Percentage will be set and fixed for the remainder of that contract year. Beginning on the next rider anniversary, the GBP Percentage and ALP Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.

Under certain limited situations, your GBP Percentage and ALP Percentage will not vary each contract year. They will be set at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:

(1) when the RBA Payout Option is elected, or

(2) if the ALP is established, when your contract value on a rider anniversary is less than two times the ALP (for the purpose of this calculation only, the ALP is determined using 5%; the ALP Percentage used to determine your ALP going forward will be either 6% or 5%), or

(3) when the contract value reduces to zero.

For certain periods of time at our discretion and on a non-discriminatory basis, your GBP Percentage and ALP Percentage may be set by us to 6% if more favorable to you.

WITHDRAWAL ADJUSTMENT BASE (WAB): One of the components used to determine GBP Percentage and ALP Percentage. The maximum WAB is $5,000,000. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit,

THE WAB IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At Rider Effective Date -- the WAB is set equal to the initial purchase payment.

- When a subsequent purchase payment is made -- before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB will be increased by the amount of each additional purchase payment.

- When a withdrawal is taken -- if the first withdrawal is taken during the waiting period, the WAB will be set equal to zero until the end of the waiting period.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  177

Whenever a withdrawal is taken after the waiting period, the WAB will be reduced by the amount in (A) unless the withdrawal is an excess withdrawal for the lifetime benefit (or the basic benefit if the ALP is not established) when it will be set equal to the amount in (B).

  (A) The WAB is reduced by an amount as calculated below:

A X B
-----  where:
  C



       A = the amount the contract value is reduced by the withdrawal

       B = WAB on the date of (but prior to) the withdrawal

       C = the contract value on the date of (but prior to) the withdrawal.

  (B) If the ALP is not established and the current withdrawal exceeds the RBP, the WAB will be reset to the GBA immediately following excess withdrawal processing.

If the ALP is established and the current withdrawal exceeds the RALP, the WAB will be reset to the ALP divided by the current ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above). In this calculation, we use the ALP immediately following excess withdrawal processing.

- On rider anniversaries -- unless you decline a rider fee increase, the WAB will be increased to the contract value on each rider anniversary, if the contract value is greater, except as follows:

  (A) If a withdrawal is taken during the waiting period, the WAB will be increased to the contract value on each rider anniversary beginning at the end of the waiting period, if the contract value is greater.

  (B) If you decline a rider fee increase and a withdrawal is taken during the waiting period, the WAB will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.


- Upon certain changes to your PN program investment option as described under "Use of Portfolio Navigator Program Required," above.


- On the later of the third rider anniversary or the rider anniversary when the ALP is established -- unless you decline a rider fee increase, if the ELB is greater than zero, the WAB will be increased by an amount as calculated below, but not less than zero.

  (A) The ELB, minus

  (B) the greater of:

       i)  your contract value, or

       ii) the ALP before the ELB is applied, divided by the ALP Percentage (if the ALP is established) or the total RBA (if the ALP is established on the third rider anniversary).

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic benefit. After the waiting period the annual withdrawal amount guaranteed under the rider can vary each contract year. At any point in time, each payment's GBP is the lesser of (a) and (b) where (a) is the GBA for that payment multiplied by the current GBP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) and (b) is the RBA for that payment. The total GBP is the sum of the GBPs for each purchase payment.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- During the waiting period -- the RBP will be zero.

- At the beginning of any contract year after the waiting period and when the GBP Percentage changes -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments after the waiting period -- each additional purchase payment has its own RBP equal to the purchase payment, multiplied by the GBP Percentage.

- At step up -- (see "Annual Step Up" heading below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).

- When you make any withdrawal after the waiting period -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS

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 178  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

LIFETIME BENEFIT DESCRIPTION
SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): The ALP is the lifetime benefit amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime benefit is not in effect and the ALP is zero.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

- SINGLE LIFE: Initially the ALP is established on the earliest of the following dates:

  (a) the rider effective date if the covered person has already reached age 65.

  (b) the rider anniversary following the date the covered person reaches age
      65,

      - if during the waiting period and no prior withdrawal has been taken; or

      - if after the waiting period.

  (c) the rider anniversary following the end of the waiting period if the covered person is age 65 before the end of the waiting period and a prior withdrawal had been taken.

If the ALP is established prior to the third rider anniversary, the ALP is set equal to the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above). If the ALP is established on or following the third rider anniversary, the ALP is set equal to the ALP Percentage multiplied by the greater of the ELB or the total RBA.

- JOINT LIFE: Initially the ALP is established on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 65.

  (b) the rider anniversary on/following the date the younger covered spouse reaches age 65.

  (c) upon the first death of a covered spouse, then

       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or

       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or

       (3) the rider anniversary on/following the date the surviving covered spouse reaches age 65.

  (d) Following dissolution of marriage of the covered spouses,

       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  179

       (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.

  For (b), (c) and (d) above, if the date described occurs during the waiting period and a prior withdrawal had been taken, we use the rider anniversary following the end of the waiting period to establish the ALP.

If the ALP is established prior to the third rider anniversary, the ALP is set equal to the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above). If the ALP is established on or following the third rider anniversary, the ALP is set equal to the ALP Percentage multiplied by the greater of the ELB or the total RBA.

- Whenever the ALP Percentage changes --

  (a) If the ALP Percentage is changing from 6% to 5%, the ALP is reset to the ALP multiplied by 5%, divided by 6%.

  (b) If the ALP Percentage is changing from 5% to 6%, the ALP is reset to the ALP multiplied by 6%, divided by 5%.

- When you make an additional purchase payment -- Before a withdrawal is taken in the waiting period and at any time after the waiting period, each additional purchase payment increases the ALP by the amount of the purchase payment, multiplied by the ALP Percentage.

- When you make a withdrawal:

  (a) During the waiting period, the ALP, if established, will be set equal to zero until the end of the waiting period.

  (b) After the waiting period, if the amount withdrawn is:

       (i) less than or equal to the RALP, the ALP is unchanged.

       (ii) greater than the RALP, ALP EXCESS WITHDRAWAL PROCESSING will occur.

  If you withdraw less than the ALP in a contract year, there is no carry over to the next contract year.

- On the rider anniversary at the end of the waiting period -- If you took a withdrawal during the waiting period, the ALP is set equal to the contract value multiplied by the ALP Percentage if the covered person (JOINT LIFE: younger covered spouse) has reached age 65.

- At step ups -- (see "Annual Step Up" heading below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).


- Upon certain changes to your PN program investment option under the PN program as described under "Use of Portfolio Navigator Program Required," above.


20% RIDER CREDIT
If you do not make a withdrawal during the first three rider years and you don't decline a rider fee increase, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic benefit or the contract value. Because step ups may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.

ENHANCED LIFETIME BASE (ELB)
The enhanced lifetime base will be established initially on the third rider anniversary. If you do not decline a rider fee increase and you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years plus the 20% rider credit. If you make a withdrawal during the first three rider years or decline a rider fee increase, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.

The maximum enhanced lifetime base at any time is $5,000,000.

If the enhanced lifetime base is greater than zero, then it will:

- increase by the amount of any purchase payments received on or after the third rider anniversary.

- be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.

- be set to the contract value (if your contract value is less), if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.


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 180  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:

- The total RBA is reduced to zero.

- You decline a rider fee increase.

The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn, annuitized or payable as a death benefit.

INCREASE IN ALP BECAUSE OF THE ENHANCED LIFETIME BASE
If the ALP is already established, on the third rider anniversary, the ALP will be increased to equal the enhanced lifetime base multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above), if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) multiplied by the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime benefit. Prior to establishment of the ALP, the lifetime benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period -- the RALP will be zero.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals taken in the contract year but not less than zero.

- At the beginning of each contract year after the waiting period and when the ALP Percentage changes -- the RALP is set equal to the ALP.

- When you make additional purchase payments after the waiting period -- each additional purchase payment increases the RALP by the purchase payment, if applicable multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above).

- At step ups -- (see "Annual Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).

- When you make any withdrawal after the waiting period -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

OTHER PROVISIONS
REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

- The withdrawal is after the waiting period;

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawal during the waiting period will reset the basic benefit and lifetime benefit at the end of the waiting period. After the waiting period, withdrawal amounts greater than the RALP or RBP that do not meet the conditions above will result in excess withdrawal processing. The amount in excess of the RBP and/or RALP that is not subject to excess withdrawal processing will be recalculated if the RALP and RBP change due to GBP Percentage and ALP Percentage changes. See Appendix E for additional information.

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the benefit values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn

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in a lump sum or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment. If there have been multiple payments and the GBA increases due to the step up, the individual GBAs, RBAs, GBPs, and RBPs will be combined.

The annual step up may be available as described below, subject to the maximum GBA, RBA and ALP and subject to the following rules:

- You have not declined a rider fee increase.

- If you take any withdrawals during the waiting period the annual step up will not be available until the rider anniversary following the end of the waiting period.

- On any rider anniversary where your contract value is greater than the RBA or, your contract value multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) is greater than the ALP, if established, the annual step up will be applied to your contract on the rider anniversary.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be increased to the contract value on the rider anniversary, if the contract value is greater.

- The total GBA will be increased to the contract value on the rider anniversary, if the contract value is greater.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period, the RBP will not be affected by the step up.

  (b) After the waiting period, the RBP will be reset to the increased GBP.

- The ALP will be increased to the contract value on the rider anniversary multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above), if greater than the current ALP.

- The RALP will be reset as follows:

  (a) During the waiting period, the RALP will not be affected by the step up.

  (b) After the waiting period, the RALP will be reset to the increased ALP.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 20 -- Single Life rider terminates.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource
20 -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see "Annual Step-Up" heading above) also apply to the spousal continuation step-up except that a) the RBP will be calculated as the GBP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero, and b) the RALP will be calculated as the ALP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be taken from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero, you will be paid in the following scenarios:

1) The ALP has not yet been established, the total RBA is greater than zero and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.


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        JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established, the total RBA is greater than zero and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

        JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

   - SINGLE LIFE: covered person;

   - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency but no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate;

- In determining the remaining schedule of GBPs, the current GBP is fixed for as long as payments are made.

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero; and

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource 20 rider and the contract will terminate under either of the following two scenarios:

- If the ALP is established and the RBA is zero, and if the contract value falls to zero as a result of a withdrawal that is greater than the RALP. This is full withdrawal of the contract value.

- If the ALP is not established and the RBA is zero, and if the contract value falls to zero as a result of fees, charges or a withdrawal.

AT DEATH:
SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract which terminates the rider.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.


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JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:
SINGLE LIFE: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.

REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource 20 rider after the waiting period.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary when the death benefit is payable. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource 20 rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: a change of ownership that would result in a different covered person will terminate the rider.

2. SINGLE LIFE: After the death benefit is payable, continuation of the contract will terminate the rider.

3. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

4. Annuity payouts under an annuity payout plan will terminate the rider.

5. You may terminate the rider if your annual rider fee after any fee increase is more than 0.25 percentage points higher than your fee before the increase (See "Charges -- SecureSource 20 rider fee").


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6. When the RBA and contract value is reduced to zero and either the withdrawal is taken when the ALP is not established or an excess withdrawal of the RALP is taken, the rider will terminate.

7. Termination of the contract for any reason will terminate the rider.

8. When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.

For an example, see Appendix D.

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APPENDIX O: SECURESOURCE STAGES RIDER DISCLOSURE


SECURESOURCE STAGES RIDERS
This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains. The SecureSource Stages rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.

This benefit is intended for assets you plan to hold and let accumulate for at least three years. Your benefits under the rider can be reduced if any of the following occurs:

- If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time;

- If you take a withdrawal after the waiting period and if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;

- If you take a withdrawal and later choose to allocate your contract value to an investment option that is more aggressive than the target investment option.

- If the contract value is 20% or more below purchase payments increased by any step ups or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).

The SecureSource Stages rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year that the lifetime benefit is available. The lifetime benefit amount can vary based on your attained age and based on the relationship of your contract value to the withdrawal adjustment base. Each contract year after the waiting period, the percentage used to determine the benefit amount is set when the first withdrawal is taken and fixed for the remainder of that year.

At any time after the waiting period, as long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge and no market value adjustment will be applied. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and any applicable market value adjustment. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.

Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time.

Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.

AVAILABILITY
There are two optional SecureSource Stages riders available under your contract:

- SecureSource Stages - Single Life

- SecureSource Stages - Joint Life

The information in this section applies to both SecureSource Stages riders, unless otherwise noted.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Stages -- Single Life rider covers one person. The SecureSource Stages -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages -- Single Life rider or the SecureSource Stages -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Stages rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if you purchase your contract on or after Nov. 30, 2009; and

- SINGLE LIFE: you are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource Stages riders are not available under an inherited qualified annuity.


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The SecureSource Stages rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:



- SINGLE LIFE: death (see "At Death" heading below).



- JOINT LIFE: the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below).



KEY TERMS


The key terms associated with the SecureSource Stages rider are:



AGE BANDS: Each age band is associated with a set of lifetime payment percentages. The covered person (JOINT LIFE: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, other factors determine when you move to a higher age band.



ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the waiting period and after the covered person (JOINT LIFE: the younger covered spouse) has reached the youngest age in the first age band. When the ALP is available, the annual withdrawal amount guaranteed by the rider can vary each contract year.



ANNUAL STEP-UP: an increase in the benefit base or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.



BENEFIT BASE (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.



CREDIT BASE (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.



EXCESS WITHDRAWAL: (1) a withdrawal taken after the waiting period and before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment when the annual lifetime payment is available.



EXCESS WITHDRAWAL PROCESSING: after the waiting period, a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.



LIFETIME PAYMENT PERCENTAGE: used to calculate your annual lifetime payment. Two percentages ("percentage A" and "percentage B") are used for each age band.



PRINCIPAL BACK GUARANTEE (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. Whenever the annual lifetime payment is available, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.



RIDER CREDIT: an amount that can be added to the benefit base on each of the first ten rider anniversaries, based on a rider credit percentage of 8% in year one and 6% for years two through ten, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Investment performance and withdrawals in the waiting period may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.



WAITING PERIOD: the period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.



WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.



WITHDRAWAL ADJUSTMENT BASE (WAB): one of the components used to determine the lifetime payment percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.



IMPORTANT SECURESOURCE STAGES RIDER CONSIDERATIONS


You should consider whether a SecureSource Stages rider is appropriate for you taking into account the following considerations:



- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:



  SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). This


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  possibility may present itself when there are multiple contract owners -- when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.



  JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).



- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be reestablished based on your contract value at that time. Although your benefits will be set to zero until the end of waiting period, we will deduct rider fees, based on the anniversary contract value for the remainder of the waiting period. Any withdrawal request within the 3-year waiting period must be submitted in writing. In addition, any withdrawals in the first 10 years will terminate the rider credits. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available ("excess withdrawal"), the guaranteed amounts under the rider may be reduced.



- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").



  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.



  Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model portfolio changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the target investment option after 30 days written notice.



  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target or investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows: the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and the ALP and RALP, if available, will be recalculated. You may request to change your investment option by written request on an authorized form or by another method agreed to by us.



- NON-CANCELABLE: Once elected, the SecureSource Stages rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).



  Dissolution of marriage does not terminate the SecureSource Stages -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).



- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.



  For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse


--------------------------------------------------------------------------------
 188 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.



  If you select the SecureSource Stages -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".



- INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract's FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.



You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:



- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawal of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.



- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.



- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").



LIFETIME BENEFIT DESCRIPTION


SINGLE LIFE ONLY: COVERED PERSON: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.



JOINT LIFE ONLY: COVERED SPOUSES: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.



ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the waiting period and after the covered person (JOINT LIFE: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated. When the ALP is available, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.



If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.



SINGLE LIFE: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person's attained age equals age 50. The ALP will be available on later of the rider anniversary after the waiting period, or the date the covered person's attained age equals age 50.



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  189

JOINT LIFE: The ALP is established on the earliest of the following dates:



- The rider effective date if the younger covered spouse has already reached age 50.



- The date the younger covered spouse's attained age equals age 50.



- Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.



- Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.



The ALP will be available on later of the rider anniversary after the waiting period, or the date the ALP is established.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): the remaining annual lifetime payment guaranteed for withdrawal after any withdrawals are made. The RALP is established at the same time as the ALP. The RALP will be zero during the waiting period. After the waiting period, the RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.



LIFETIME PAYMENT PERCENTAGE: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.



For ages:



- 50-58, percentage A is 4% and percentage B is 3%.



- 59-64, percentage A is 5% and percentage B is 4%.



- 65-79, percentage A is 6% and percentage B is 5%.



- 80 and older, percentage A is 7% and percentage B is 6%.



The age band for the lifetime payment percentage is determined at the following times:



- When the ALP is established: The age band for the lifetime payment percentage used to calculate the initial ALP is the percentage for the covered person's attained age (JOINT LIFE: younger covered spouses attained age).



- On the covered person's subsequent birthdays (JOINT LIFE: younger covered spouses subsequent birthdays): Except as noted below, if the covered person's new attained age (JOINT LIFE: younger covered spouses attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any annual rider fee increase or if a withdrawal has been taken since the ALP was made available, then the lifetime payment percentage will not change on subsequent birthdays.)



- Upon annual step-ups (see "Annual step ups" below).



- For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was available and no annual rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse's attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse's attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse's attained age.



The following determines whether Percentage A or Percentage B is used for each applicable age band:



During the waiting period, percentage A will be used to determine the amount payable to beneficiaries under the principal back guarantee (PBG).



After the waiting period, a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below.



On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:



1 - (A/B) where:



     A = Contract value at the end of the prior valuation period



     B = WAB at the end of the prior valuation period



--------------------------------------------------------------------------------
 190  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

After the ALP is available, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.



Under certain limited situations, your Lifetime Payment Percentage will not vary each contract year. Percentage A or percentage B will be determined at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:



- if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or



- when the contract value reduces to zero, or



- on the date of death (JOINT LIFE: remaining covered spouse's date of death) when a death benefit is payable.



For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.



DETERMINATION OF ADJUSTMENTS OF BENEFIT VALUES: Your lifetime benefit values and principal back guarantee (PBG) are determined at the following times and are subject to a maximum benefit base (BB), credit base (CB), withdrawal adjustment base (WAB) and PBG amount of $10 million each:



- On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.



- When an additional purchase payment is made: Before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB, CB (unless it has been permanently set to zero), BB and PBG will be increased by the amount of each additional purchase payment.



- When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits. If the first withdrawal is taken during the waiting period, the WAB, BB and PBG will be set equal to zero until the end of the waiting period.



- Whenever a withdrawal is taken after the waiting period:



     (a) the WAB will be reduced by the "adjustment for withdrawal," as defined below.



     (b) if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.



     (c) if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the "adjustment for withdrawal," and the PBG will be reduced by the greater of the amount of the withdrawal or the "adjustment for withdrawal," but it will not be less than zero.



     (d) If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:



          The PBG will be reset to the lesser of:



          (i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or



          (ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:



A X B     where:
---
  C




          A = the amount of the withdrawal minus the RALP



          B = the PBG minus the RALP on the date of (but prior to) the withdrawal



          C = the contract value on the date of (but prior to) the withdrawal minus the RALP



The BB will be reduced by an amount as calculated below:



D X E     where:
---
  F




          D = the amount of the withdrawal minus the RALP



          E = the BB on the date of (but prior to) the withdrawal



          F = the contract value on the date of (but prior to) the withdrawal minus the RALP.



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  191

          ADJUSTMENT FOR WITHDRAWAL DEFINITION: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the "adjustment for withdrawal." The "adjustment for withdrawal" is calculated as follows:



G X H     where:
---
  I




          G = the amount the contract value is reduced by the withdrawal



          H = the WAB, BB or PGB (as applicable) on the date of (but prior to) the withdrawal



          I = the contract value on the date of (but prior to) the withdrawal.



RIDER ANNIVERSARY PROCESSING: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.



- On the rider anniversary following the waiting period: If a withdrawal was taken during the waiting period and you did not decline any annual rider fee increase as described in the rider charges provision, the BB, WAB and PBG are reset to the contract value. If a withdrawal was taken during the waiting period and you declined any annual rider fee increase, the BB and PBG are reset to the lesser of (1) the BB or PBG (as applicable) at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value. The WAB will be reset to the BB.



- The WAB on rider anniversaries: Unless you decline any annual rider fee increase or take a withdrawal during the waiting period, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If a withdrawal was taken during the waiting period, the WAB will be increased to the contract value, if the contract value is greater, starting on the rider anniversary following the waiting period.



RIDER CREDITS: If you did not take any withdrawals and you did not decline any annual rider fee increase, a rider credit may be available for the first ten rider anniversaries. On the first rider anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent rider credit anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first rider anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit anniversaries the BB and WAB will be set to the greater of the current BB, or the BB on the prior rider anniversary increased by the rider credit and any additional purchase payments since the prior rider anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10(th) rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.



ANNUAL STEP UPS: Beginning with the first rider anniversary, an annual step-up may be available. If you take any withdrawals during the waiting period, the annual step-up will not be available until the 3(rd) rider anniversary. If you decline any annual rider fee increase, future annual step-ups will no longer be available.



The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person's attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.



OTHER PROVISIONS


REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:



- The withdrawal is after the waiting period;



- The annual lifetime payment is available;



- The RMD is for your contract alone;



- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and



--------------------------------------------------------------------------------
 192  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.



RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. A withdrawal during the waiting period will reset the benefit base, the withdrawal adjustment base and the principal back guarantee to the contract value at the end of the waiting period. After the waiting period, a withdrawal taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to lifetime payment percentage changes. See Appendix E for additional information.



SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):


SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages -- Single Life rider terminates.



JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource
Stages -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.



At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see "Rider Anniversary Processing -- Annual Step-Up" heading above) also apply to the spousal continuation step-up. The WAB will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.



RULES FOR SURRENDER: Minimum account values following a surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.



If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:



- If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (JOINT LIFE: both covered spouses).



- If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (JOINT LIFE: both covered spouses).



In either case above:



  - These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.



  - We will no longer accept additional purchase payments.



  - No more charges will be collected for the rider.



  - The current ALP is fixed for as long as payments are made.



  - The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.



  - The amount paid in the current contract year will be reduced for any prior withdrawals in that year.



- If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.



- If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.



AT DEATH:


SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  193

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.



If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:



- elect to take the death benefit under the terms of the contract, or



- elect to take the principal back guarantee available under this rider, or



- continue the contract and the SecureSource Stages rider under the spousal continuation option.



For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:



- If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.



- If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band shown on the contract data page will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.



In either of the above cases:



- After the date of death, there will be no additional rider credits or annual step-ups.



- The lifetime payment percentage used will be set as of the date of death.



- The amount paid in the current contract year will be reduced for any prior withdrawals in that year.



On the date of death (JOINT LIFE: remaining covered spouse's date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.



If the PBG equals zero, the benefit terminates. No further payments are made.



CONTRACT OWNERSHIP CHANGE:


SINGLE LIFE: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.



JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.



ASSIGNMENT: If allowed by state law, an assignment is subject to our approval.



ANNUITY PROVISIONS: You can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages rider. Under the rider's payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (JOINT LIFE: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.



If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.



RIDER TERMINATION


The SecureSource Stages rider cannot be terminated either by you or us except as follows:



- SINGLE LIFE: a change of ownership that would result in a different covered person will terminate the rider.



- SINGLE LIFE: after the death benefit is payable, the rider will terminate.



- SINGLE LIFE: spousal continuation will terminate the rider.



- JOINT LIFE: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.



- On the annuitization start date, the rider will terminate.



  - You may terminate the rider if your annual rider fee would increase more than 0.25 percentage points (See "Charges -- SecureSource Stages rider fee")



--------------------------------------------------------------------------------
 194  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- When the contract value is reduced to zero and either the withdrawal taken when the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.



- Termination of the contract for any reason will terminate the rider.



For an example, see Appendix D.



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  195

APPENDIX P: CONDENSED FINANCIAL INFORMATION (UNAUDITED)



The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2010. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.





VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                               2010     2009     2008     2007     2006     2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
  period                                          $1.01    $0.82    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period          $1.10    $1.01    $0.82       --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        40       43       67       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.05    $0.69    $1.34    $1.13    $1.06   $1.04   $1.00   $1.00      --      --
Accumulation unit value at end of period          $1.22    $1.05    $0.69    $1.34    $1.13   $1.06   $1.04   $1.00      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       144      126      108      110      112     113     114       5      --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.00    $0.85    $1.45    $1.40    $1.21   $1.18   $1.07   $1.00      --      --
Accumulation unit value at end of period          $1.11    $1.00    $0.85    $1.45    $1.40   $1.21   $1.18   $1.07      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       201      201      210      226      247     256     243      23      --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.16    $0.88    $1.91    $1.83    $1.38   $1.20   $1.00      --      --      --
Accumulation unit value at end of period          $1.19    $1.16    $0.88    $1.91    $1.83   $1.38   $1.20      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,831    6,541    7,308    4,293    2,708   1,766     209      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.20    $1.10    $1.14    $1.06    $1.05   $1.05   $1.00      --      --      --
Accumulation unit value at end of period          $1.24    $1.20    $1.10    $1.14    $1.06   $1.05   $1.05      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,227    2,371    2,313    3,777    4,080   3,512     509      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.28    $0.97    $1.78    $1.54    $1.25   $1.12   $1.00      --      --      --
Accumulation unit value at end of period          $1.42    $1.28    $0.97    $1.78    $1.54   $1.25   $1.12      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        10       10       25       25       20       7       7      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                          $0.86    $0.67    $0.90    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $1.00    $0.86    $0.67    $0.90       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                          $0.92    $0.70    $1.21    $1.02    $1.07   $1.06   $1.00      --      --      --
Accumulation unit value at end of period          $1.06    $0.92    $0.70    $1.21    $1.02   $1.07   $1.06      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,614    2,924    3,189    3,364    7,580   3,015     376      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.05    $0.89    $1.23    $1.32    $1.13   $1.09   $1.00      --      --      --
Accumulation unit value at end of period          $1.17    $1.05    $0.89    $1.23    $1.32   $1.13   $1.09      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        34       33        2        1       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.06    $1.08    $1.07    $1.03    $1.00   $0.99   $1.00   $1.00      --      --
Accumulation unit value at end of period          $1.05    $1.06    $1.08    $1.07    $1.03   $1.00   $0.99   $1.00      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,911    5,788    1,365      513      401     106      18      15      --      --
*The 7-day simple and compound yields for Columbia Variable Portfolio - Cash Management Fund (Class 3) at Dec. 31, 2010 were
  (1.66%) and (1.65%), respectively.
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.17    $1.03    $1.12    $1.08    $1.05   $1.04   $1.01   $1.00      --      --
Accumulation unit value at end of period          $1.24    $1.17    $1.03    $1.12    $1.08   $1.05   $1.04   $1.01      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,221   22,157   16,780   14,001    8,025   1,298   1,598     146      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
  period                                          $1.46    $1.16    $1.98    $1.86    $1.57   $1.41   $1.21   $0.87   $1.09   $1.08
Accumulation unit value at end of period          $1.68    $1.46    $1.16    $1.98    $1.86   $1.57   $1.41   $1.21   $0.87   $1.09
Number of accumulation units outstanding at
  end of period (000 omitted)                     3,253   15,601   12,449    8,833    6,769   3,606   1,251     828     608     455
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 196  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                               2010     2009     2008     2007     2006     2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
  period                                          $0.57    $0.47    $0.82    $0.81    $0.71   $0.68   $0.65   $0.51   $0.67   $0.83
Accumulation unit value at end of period          $0.66    $0.57    $0.47    $0.82    $0.81   $0.71   $0.68   $0.65   $0.51   $0.67
Number of accumulation units outstanding at
  end of period (000 omitted)                     3,592    4,017    4,256    4,540    5,152   3,969   2,410     453     194     218
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
  period                                          $2.17    $1.27    $2.77    $2.04    $1.54   $1.17   $1.00      --      --      --
Accumulation unit value at end of period          $2.56    $2.17    $1.27    $2.77    $2.04   $1.54   $1.17      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       670    2,782    3,582    2,132    1,922   1,178     160      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
  period                                          $1.13    $1.08    $1.09    $1.03    $1.00      --      --      --      --      --
Accumulation unit value at end of period          $1.16    $1.13    $1.08    $1.09    $1.03      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       489   15,152    6,045    5,763    4,338      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of
  period                                          $1.13    $0.79    $1.07    $1.07    $1.00      --      --      --      --      --
Accumulation unit value at end of period          $1.24    $1.13    $0.79    $1.07    $1.07      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       790      834    1,009    1,242    2,212      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
  period                                          $1.42    $0.94    $1.27    $1.27    $1.16   $1.13   $1.03   $0.84   $0.91   $0.88
Accumulation unit value at end of period          $1.60    $1.42    $0.94    $1.27    $1.27   $1.16   $1.13   $1.03   $0.84   $0.91
Number of accumulation units outstanding at
  end of period (000 omitted)                       678      755      746      910    1,056     970     715     521     389     466
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of
  period                                          $1.35    $0.96    $1.20    $1.19    $1.12   $1.10   $1.00      --      --      --
Accumulation unit value at end of period          $1.51    $1.35    $0.96    $1.20    $1.19   $1.12   $1.10      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       256    9,864    5,119    4,197    1,896      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.29    $1.02    $1.74    $1.57    $1.28   $1.14   $1.00      --      --      --
Accumulation unit value at end of period          $1.44    $1.29    $1.02    $1.74    $1.57   $1.28   $1.14      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --        4        4       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
  period                                          $0.99    $0.73    $1.33    $1.31    $1.20   $1.12   $1.05   $1.00      --      --
Accumulation unit value at end of period          $1.14    $0.99    $0.73    $1.33    $1.31   $1.20   $1.12   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                         4        4       72       55        4      --      --      56      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of
  period                                          $0.84    $0.67    $1.12    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $1.00    $0.84    $0.67    $1.12       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       577   20,058   11,908    7,074       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of
  period                                          $0.78    $0.58    $1.14    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $0.88    $0.78    $0.58    $1.14       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        20       20       25       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.15    $0.72    $1.32    $1.17    $1.19   $1.10   $1.02   $1.00      --      --
Accumulation unit value at end of period          $1.43    $1.15    $0.72    $1.32    $1.17   $1.19   $1.10   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        40       41       31       32       32      29      29      29      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
  period                                          $0.75    $0.54    $1.00    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $0.90    $0.75    $0.54    $1.00       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.07    $0.86    $1.39    $1.34    $1.18   $1.15   $1.06   $1.00      --      --
Accumulation unit value at end of period          $1.21    $1.07    $0.86    $1.39    $1.34   $1.18   $1.15   $1.06      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       375      327      259      266      256     250     302      59      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
  period                                          $0.97    $0.78    $1.31    $1.33    $1.14   $1.10   $1.00      --      --      --
Accumulation unit value at end of period          $1.15    $0.97    $0.78    $1.31    $1.33   $1.14   $1.10      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                         9        9       17       17        9       4       4      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
  period                                          $1.22    $1.17    $1.22    $1.17    $1.15   $1.15   $1.15   $1.15   $1.10   $1.05
Accumulation unit value at end of period          $1.23    $1.22    $1.17    $1.22    $1.17   $1.15   $1.15   $1.15   $1.15   $1.10
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,141    3,618    1,927    1,780    2,023   2,009   2,283   2,513   2,555   1,473
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  197

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                               2010     2009     2008     2007     2006     2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.20    $0.97    $1.37    $1.43    $1.22   $1.17   $1.00      --      --      --
Accumulation unit value at end of period          $1.49    $1.20    $0.97    $1.37    $1.43   $1.22   $1.17      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       239   10,188    6,327    4,714        4      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
  period                                          $0.85    $0.72    $1.10    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $0.97    $0.85    $0.72    $1.10       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        24       22        1       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.01    $0.76    $1.29    $1.29    $1.22   $1.13   $1.00      --      --      --
Accumulation unit value at end of period          $1.26    $1.01    $0.76    $1.29    $1.29   $1.22   $1.13      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                         1       11       11       13       15      17      10      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.09    $0.70    $1.22    $1.08    $1.05   $1.03   $1.00      --      --      --
Accumulation unit value at end of period          $1.39    $1.09    $0.70    $1.22    $1.08   $1.05   $1.03      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       473      599      748      769    1,668     735      99      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.06    $0.88    $1.27    $1.21    $1.05   $1.03   $1.00      --      --      --
Accumulation unit value at end of period          $1.20    $1.06    $0.88    $1.27    $1.21   $1.05   $1.03      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        14       14       14       14       14      14      13      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                          $0.76    $0.62    $1.09    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $0.83    $0.76    $0.62    $1.09       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        59       57       26       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.23    $0.96    $1.55    $1.52    $1.26   $1.14   $1.00      --      --      --
Accumulation unit value at end of period          $1.27    $1.23    $0.96    $1.55    $1.52   $1.26   $1.14      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                         2        2        8        8        4      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                          $1.00    $0.71    $0.98    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $1.08    $1.00    $0.71    $0.98       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       447    7,675    4,506    3,095       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.30    $0.97    $1.72    $1.49    $1.36   $1.18   $1.04   $1.00      --      --
Accumulation unit value at end of period          $1.50    $1.30    $0.97    $1.72    $1.49   $1.36   $1.18   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     5,203    8,488   13,235   12,095   12,306   6,320   2,509     211      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                          $0.93    $0.74    $1.42    $1.14    $1.08   $1.04   $1.03   $1.00      --      --
Accumulation unit value at end of period          $1.14    $0.93    $0.74    $1.42    $1.14   $1.08   $1.04   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       297      307      324      356      370     352     303      50      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.18    $1.04    $1.09    $1.07    $1.04   $1.03   $1.00      --      --      --
Accumulation unit value at end of period          $1.25    $1.18    $1.04    $1.09    $1.07   $1.04   $1.03      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,375   11,682    8,946    9,111    3,611   3,067     321      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                          $1.89    $1.38    $2.31    $2.03    $1.83   $1.58   $1.28   $0.94   $1.06   $1.00
Accumulation unit value at end of period          $2.40    $1.89    $1.38    $2.31    $2.03   $1.83   $1.58   $1.28   $0.94   $1.06
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,658    4,341    5,011    3,849    3,086   2,479   2,101   1,221     723     367
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.30    $1.04    $1.89    $1.64    $1.41   $1.21   $1.08   $1.00      --      --
Accumulation unit value at end of period          $1.44    $1.30    $1.04    $1.89    $1.64   $1.41   $1.21   $1.08      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       480      518      572      558      841     705     311      11      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                          $1.56    $1.16    $1.68    $1.64    $1.41   $1.41   $1.25   $0.97   $0.99   $0.99
Accumulation unit value at end of period          $1.73    $1.56    $1.16    $1.68    $1.64   $1.41   $1.41   $1.25   $0.97   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,877    2,165    2,664    3,166    3,383   3,865   4,021   3,071   2,665   2,006
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.03    $0.89    $1.23    $1.29    $1.11   $1.09   $1.00      --      --      --
Accumulation unit value at end of period          $1.22    $1.03    $0.89    $1.23    $1.29   $1.11   $1.09      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        13       13       22       23       21      10      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 198  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                               2010     2009     2008     2007     2006     2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                          $0.55    $0.39    $0.69    $0.63    $0.59   $0.57   $0.52   $0.38   $0.55   $0.65
Accumulation unit value at end of period          $0.70    $0.55    $0.39    $0.69    $0.63   $0.59   $0.57   $0.52   $0.38   $0.55
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,935    2,168    2,355    2,757    3,378   3,793   4,520   3,979   3,832   3,330
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                          $1.40    $1.12    $1.81    $1.78    $1.52   $1.40   $1.26   $1.02   $1.17   $1.11
Accumulation unit value at end of period          $1.53    $1.40    $1.12    $1.81    $1.78   $1.52   $1.40   $1.26   $1.02   $1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,360    2,595    2,854    3,403    5,058   3,652   3,861   1,702   1,165     691
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.65    $1.41    $1.35    $1.23    $1.11   $1.16   $1.00      --      --      --
Accumulation unit value at end of period          $1.86    $1.65    $1.41    $1.35    $1.23   $1.11   $1.16      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       932    7,523    5,803    5,914    3,641   1,249     195      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.07    $0.83    $1.46    $1.45    $1.20   $1.12   $1.00      --      --      --
Accumulation unit value at end of period          $1.13    $1.07    $0.83    $1.46    $1.45   $1.20   $1.12      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       215      211      232      168       19      23      15      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                          $2.43    $1.85    $2.98    $2.93    $2.56   $2.30   $1.86   $1.47   $1.56   $1.41
Accumulation unit value at end of period          $2.99    $2.43    $1.85    $2.98    $2.93   $2.56   $2.30   $1.86   $1.47   $1.56
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,131    2,893    3,112    3,200    2,732   2,047   1,426   1,312   1,266     982
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                          $0.74    $0.62    $1.00    $1.03    $0.93   $0.88   $0.78   $0.61   $0.79   $0.92
Accumulation unit value at end of period          $0.83    $0.74    $0.62    $1.00    $1.03   $0.93   $0.88   $0.78   $0.61   $0.79
Number of accumulation units outstanding at
  end of period (000 omitted)                       876    1,023    1,018    1,360    1,467   1,568   1,667   1,619   1,894   1,465
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                          $0.93    $0.64    $1.35    $1.35    $1.22   $1.17   $1.07   $1.00      --      --
Accumulation unit value at end of period          $0.98    $0.93    $0.64    $1.35    $1.35   $1.22   $1.17   $1.07      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,467    1,562    1,691    1,576    1,684   1,876   1,178     149      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                          $0.90    $0.75    $1.33    $1.21    $1.16   $1.08   $1.03   $1.00      --      --
Accumulation unit value at end of period          $1.02    $0.90    $0.75    $1.33    $1.21   $1.16   $1.08   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        12       63       62       62       40      10      38      22      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.16    $0.83    $1.58    $1.45    $1.27   $1.18   $1.04   $1.00      --      --
Accumulation unit value at end of period          $1.35    $1.16    $0.83    $1.58    $1.45   $1.27   $1.18   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       103      108      114      108      108      89      87      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                          $0.91    $0.72    $1.03    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $0.94    $0.91    $0.72    $1.03       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        33       14       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                          $0.81    $0.61    $1.04    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $0.90    $0.81    $0.61    $1.04       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       385   15,819    5,951    3,303       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.21    $0.94    $1.34    $1.25    $1.14   $1.08   $1.00      --      --      --
Accumulation unit value at end of period          $1.35    $1.21    $0.94    $1.34    $1.25   $1.14   $1.08      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       188      206      229      285      322     357     141      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.13    $0.89    $1.41    $1.46    $1.28   $1.25   $1.08   $1.00      --      --
Accumulation unit value at end of period          $1.29    $1.13    $0.89    $1.41    $1.46   $1.28   $1.25   $1.08      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,490    9,591   10,469    9,083    8,762   5,134     894      37      --      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                          $0.84    $0.63    $1.06    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $0.94    $0.84    $0.63    $1.06       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       448   17,145   12,315    8,645       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
  period                                          $0.85    $0.60    $1.03    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $1.05    $0.85    $0.60    $1.03       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  199

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                               2010     2009     2008     2007     2006     2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.11    $0.81    $1.30    $1.19    $1.13   $1.10   $1.02   $1.00      --      --
Accumulation unit value at end of period          $1.23    $1.11    $0.81    $1.30    $1.19   $1.13   $1.10   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        22       25       63       56       55      46      86      39      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.14    $0.71    $1.19    $1.19    $1.07   $1.03   $0.98   $1.00      --      --
Accumulation unit value at end of period          $1.53    $1.14    $0.71    $1.19    $1.19   $1.07   $1.03   $0.98      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        79       88      104      111      112     109     109      10      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.16    $1.00    $1.31    $1.28    $1.16   $1.15   $1.05   $1.00      --      --
Accumulation unit value at end of period          $1.26    $1.16    $1.00    $1.31    $1.28   $1.16   $1.15   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,476    1,492    1,568    1,781    1,861   1,916   1,655      80      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
  period                                          $2.09    $1.60    $2.60    $2.07    $1.60   $1.40   $1.09   $1.00      --      --
Accumulation unit value at end of period          $2.34    $2.09    $1.60    $2.60    $2.07   $1.60   $1.40   $1.09      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        56       56       49       53       71      68      67      10      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                          $0.65    $0.47    $0.85    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $0.78    $0.65    $0.47    $0.85       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       174    3,671    4,330    1,772       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                          $0.91    $0.59    $1.12    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $1.19    $0.91    $0.59    $1.12       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                         5        5        6        8       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.36    $1.07    $1.75    $2.15    $1.58   $1.38   $1.00      --      --      --
Accumulation unit value at end of period          $1.73    $1.36    $1.07    $1.75    $2.15   $1.58   $1.38      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        66       86      120      119      150      75      15      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.04    $0.73    $1.36    $1.21    $1.14   $1.11   $1.05   $1.00      --      --
Accumulation unit value at end of period          $1.11    $1.04    $0.73    $1.36    $1.21   $1.14   $1.11   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,305    2,318    2,536    2,419    2,780   2,447     574      24      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                          $1.40    $1.02    $1.73    $1.66    $1.43   $1.27   $1.09   $0.77   $1.00      --
Accumulation unit value at end of period          $1.60    $1.40    $1.02    $1.73    $1.66   $1.43   $1.27   $1.09   $0.77      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       986      964      930      941      968     903     803     299       6      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                          $1.44    $1.23    $1.46    $1.36    $1.28   $1.27   $1.19   $1.03   $1.00      --
Accumulation unit value at end of period          $1.63    $1.44    $1.23    $1.46    $1.36   $1.28   $1.27   $1.19   $1.03      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,721   14,510   11,434    9,968    5,557   3,403   1,659     415      83      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                          $1.18    $0.88    $1.43    $1.48    $1.31   $1.21   $1.03   $1.00      --      --
Accumulation unit value at end of period          $1.43    $1.18    $0.88    $1.43    $1.48   $1.31   $1.21   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       342      389      373      359      380     407     389      72      --      --
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
  period                                          $1.03    $0.86    $1.03    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $1.14    $1.03    $0.86    $1.03       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       274    8,749   10,160    8,295       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                          $1.16    $0.93    $1.14    $1.17    $1.15   $1.03   $0.98   $0.84   $1.00      --
Accumulation unit value at end of period          $1.17    $1.16    $0.93    $1.14    $1.17   $1.15   $1.03   $0.98   $0.84      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       203      188      228      215      272     259     290     120      30      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                          $0.70    $0.57    $1.03    $0.96    $0.76   $0.69   $0.60   $0.48   $0.59   $0.75
Accumulation unit value at end of period          $0.76    $0.70    $0.57    $1.03    $0.96   $0.76   $0.69   $0.60   $0.48   $0.59
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,733    2,965    3,093    3,625    4,123   4,898   5,780   5,252   5,517   6,094
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
  period                                          $1.00       --       --       --       --      --      --      --      --      --
Accumulation unit value at end of period          $1.13       --       --       --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       864       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 200  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                               2010     2009     2008     2007     2006     2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                          $0.96    $0.74    $1.24    $1.45    $1.25   $1.19   $1.00      --      --      --
Accumulation unit value at end of period          $1.20    $0.96    $0.74    $1.24    $1.45   $1.25   $1.19      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        17       17       18       20    1,199       4       4      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                          $1.00       --       --       --       --      --      --      --      --      --
Accumulation unit value at end of period          $1.12       --       --       --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,845       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                          $1.00       --       --       --       --      --      --      --      --      --
Accumulation unit value at end of period          $1.12       --       --       --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    35,540       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                          $1.00       --       --       --       --      --      --      --      --      --
Accumulation unit value at end of period          $1.04       --       --       --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,696       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                          $1.00       --       --       --       --      --      --      --      --      --
Accumulation unit value at end of period          $1.04       --       --       --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    20,921       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
  period                                          $0.78    $0.60    $0.99    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period          $0.85    $0.78    $0.60    $0.99       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       622   21,293   10,481    6,624       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.09    $0.81    $1.30    $1.24    $1.09   $1.10   $1.00      --      --      --
Accumulation unit value at end of period          $1.31    $1.09    $0.81    $1.30    $1.24   $1.09   $1.10      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        --       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                          $1.00       --       --       --       --      --      --      --      --      --
Accumulation unit value at end of period          $1.09       --       --       --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    30,458       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                          $1.00       --       --       --       --      --      --      --      --      --
Accumulation unit value at end of period          $1.09       --       --       --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   131,141       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                          $1.00       --       --       --       --      --      --      --      --      --
Accumulation unit value at end of period          $1.11       --       --       --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    25,767       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                          $1.00       --       --       --       --      --      --      --      --      --
Accumulation unit value at end of period          $1.11       --       --       --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    77,624       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                          $1.00       --       --       --       --      --      --      --      --      --
Accumulation unit value at end of period          $1.07       --       --       --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     6,557       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                          $1.00       --       --       --       --      --      --      --      --      --
Accumulation unit value at end of period          $1.07       --       --       --       --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    24,507       --       --       --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of
  period                                          $1.33    $0.99    $1.47    $1.57    $1.32   $1.27   $1.07   $0.79   $1.00      --
Accumulation unit value at end of period          $1.64    $1.33    $0.99    $1.47    $1.57   $1.32   $1.27   $1.07   $0.79      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,652    1,946    2,163    2,437    2,461   2,507     735     158      35      --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.77    $1.20    $2.24    $1.95    $1.44   $1.20   $1.00      --      --      --
Accumulation unit value at end of period          $2.18    $1.77    $1.20    $2.24    $1.95   $1.44   $1.20      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       968    4,062    4,898    2,928    2,562   1,712     264      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  201

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                               2010     2009     2008     2007     2006     2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of
  period                                          $1.17    $0.83    $1.40    $1.35    $1.27   $1.16   $1.00      --      --      --
Accumulation unit value at end of period          $1.42    $1.17    $0.83    $1.40    $1.35   $1.27   $1.16      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       999    4,279    3,607    2,886    1,545   1,215     162      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------






VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                          2010     2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period               $0.89    $0.59    $1.15    $1.00       --       --      --
Accumulation unit value at end of period                     $1.04    $0.89    $0.59    $1.15       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                          28       28       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period               $0.90    $0.76    $1.30    $1.27    $1.11    $1.08   $1.00
Accumulation unit value at end of period                     $0.99    $0.90    $0.76    $1.30    $1.27    $1.11   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                         124       89      113      168      170      126      90
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period               $1.13    $0.86    $1.87    $1.81    $1.36    $1.19   $1.00
Accumulation unit value at end of period                     $1.16    $1.13    $0.86    $1.87    $1.81    $1.36   $1.19
Number of accumulation units outstanding at end of
  period (000 omitted)                                       7,882   19,909   27,146   17,556   13,071    8,418   3,162
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period               $0.85    $0.66    $0.90    $1.00       --       --      --
Accumulation unit value at end of period                     $0.99    $0.85    $0.66    $0.90       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                          --       --       --        9       --       --      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $0.90    $0.68    $1.19    $1.01    $1.06    $1.06   $1.00
Accumulation unit value at end of period                     $1.02    $0.90    $0.68    $1.19    $1.01    $1.06   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                       4,147    5,039    6,040    6,538   19,124    6,266   2,495
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.02    $0.87    $1.21    $1.30    $1.12    $1.09   $1.00
Accumulation unit value at end of period                     $1.13    $1.02    $0.87    $1.21    $1.30    $1.12   $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                                          16       16       19       24       29       15      26
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (04/30/2004)
Accumulation unit value at beginning of period               $1.04    $1.06    $1.05    $1.03    $1.00    $0.99   $1.00
Accumulation unit value at end of period                     $1.02    $1.04    $1.06    $1.05    $1.03    $1.00   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                       2,910   11,536    5,320    3,584    1,771      839     136
*The 7-day simple and compound yields for Columbia Variable Portfolio - Cash Management Fund (Class 3) at Dec. 31, 2010
  were (2.17%) and (2.15%), respectively.
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period               $1.13    $1.00    $1.09    $1.06    $1.03    $1.03   $1.00
Accumulation unit value at end of period                     $1.20    $1.13    $1.00    $1.09    $1.06    $1.03   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                       3,451   52,732   52,913   49,906   27,709      237     220
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period               $1.17    $0.93    $1.60    $1.51    $1.29    $1.15   $1.00
Accumulation unit value at end of period                     $1.34    $1.17    $0.93    $1.60    $1.51    $1.29   $1.15
Number of accumulation units outstanding at end of
  period (000 omitted)                                      10,251   47,600   45,615   31,206   25,297    8,506      34
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period               $0.86    $0.71    $1.25    $1.24    $1.09    $1.05   $1.00
Accumulation unit value at end of period                     $1.00    $0.86    $0.71    $1.25    $1.24    $1.09   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                       7,801    9,323   10,215   10,759   11,734   14,054   9,019
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period               $2.12    $1.24    $2.73    $2.01    $1.53    $1.17   $1.00
Accumulation unit value at end of period                     $2.49    $2.12    $1.24    $2.73    $2.01    $1.53   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                       2,330    8,001   12,125    7,826    7,742    4,979   2,159
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period               $1.12    $1.06    $1.08    $1.02    $1.00       --      --
Accumulation unit value at end of period                     $1.14    $1.12    $1.06    $1.08    $1.02       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       2,123   39,552   22,934   24,803   19,914       --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period               $1.11    $0.78    $1.06    $1.06    $1.00       --      --
Accumulation unit value at end of period                     $1.22    $1.11    $0.78    $1.06    $1.06       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       1,849    2,437    3,077    4,084    8,585       --      --
-----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 202  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                          2010     2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period               $1.33    $0.88    $1.20    $1.20    $1.10    $1.08   $1.00
Accumulation unit value at end of period                     $1.49    $1.33    $0.88    $1.20    $1.20    $1.10   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                       1,429    3,043    3,808    4,514    5,751    3,150     830
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period               $1.32    $0.94    $1.18    $1.18    $1.11    $1.09   $1.00
Accumulation unit value at end of period                     $1.46    $1.32    $0.94    $1.18    $1.18    $1.11   $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                                         967   23,958   16,287   14,534    6,780        8       8
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period               $1.25    $1.00    $1.71    $1.55    $1.27    $1.14   $1.00
Accumulation unit value at end of period                     $1.40    $1.25    $1.00    $1.71    $1.55    $1.27   $1.14
Number of accumulation units outstanding at end of
  period (000 omitted)                                           2        2        2        2        2        1      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period               $0.92    $0.69    $1.26    $1.24    $1.14    $1.07   $1.00
Accumulation unit value at end of period                     $1.06    $0.92    $0.69    $1.26    $1.24    $1.14   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                         361      910    3,801    2,883       38       38      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period               $0.83    $0.66    $1.12    $1.00       --       --      --
Accumulation unit value at end of period                     $0.99    $0.83    $0.66    $1.12       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       1,574   44,625   33,416   21,154       --       --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period               $0.78    $0.57    $1.13    $1.00       --       --      --
Accumulation unit value at end of period                     $0.86    $0.78    $0.57    $1.13       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                          70       70       21       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period               $0.74    $0.54    $0.99    $1.00       --       --      --
Accumulation unit value at end of period                     $0.89    $0.74    $0.54    $0.99       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         167        3       98       69       --       --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period               $0.99    $0.80    $1.29    $1.25    $1.11    $1.08   $1.00
Accumulation unit value at end of period                     $1.11    $0.99    $0.80    $1.29    $1.25    $1.11   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                         211      155       94      147      142      132      48
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period               $1.03    $1.00    $1.05    $1.01    $0.99    $1.00   $1.00
Accumulation unit value at end of period                     $1.04    $1.03    $1.00    $1.05    $1.01    $0.99   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                       2,722   10,350    5,772    5,294    3,802    1,781     218
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.17    $0.95    $1.35    $1.41    $1.21    $1.17   $1.00
Accumulation unit value at end of period                     $1.45    $1.17    $0.95    $1.35    $1.41    $1.21   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                         721   23,264   17,911   14,170       --       --      --
-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period               $0.84    $0.71    $1.10    $1.00       --       --      --
Accumulation unit value at end of period                     $0.96    $0.84    $0.71    $1.10       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                          33       32       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.75    $0.62    $1.09    $1.00       --       --      --
Accumulation unit value at end of period                     $0.81    $0.75    $0.62    $1.09       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                          --        8       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.20    $0.94    $1.53    $1.50    $1.25    $1.14   $1.00
Accumulation unit value at end of period                     $1.23    $1.20    $0.94    $1.53    $1.50    $1.25   $1.14
Number of accumulation units outstanding at end of
  period (000 omitted)                                          21       19       38       24       24       26       7
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period               $0.99    $0.70    $0.98    $1.00       --       --      --
Accumulation unit value at end of period                     $1.06    $0.99    $0.70    $0.98       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         719   17,706   14,635   11,432       --       --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.19    $0.90    $1.59    $1.38    $1.27    $1.11   $1.00
Accumulation unit value at end of period                     $1.37    $1.19    $0.90    $1.59    $1.38    $1.27   $1.11
Number of accumulation units outstanding at end of
  period (000 omitted)                                      14,844   26,124   44,134   42,111   45,962   19,309   6,485
-----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  203

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                          2010     2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.15    $1.02    $1.08    $1.05    $1.03    $1.03   $1.00
Accumulation unit value at end of period                     $1.22    $1.15    $1.02    $1.08    $1.05    $1.03   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                       5,353   28,571   28,234   30,874   10,450    8,474   3,024
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.42    $1.04    $1.75    $1.55    $1.40    $1.21   $1.00
Accumulation unit value at end of period                     $1.79    $1.42    $1.04    $1.75    $1.55    $1.40   $1.21
Number of accumulation units outstanding at end of
  period (000 omitted)                                       2,112   10,749   15,569    9,998    6,670    2,154     194
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.16    $0.93    $1.70    $1.48    $1.28    $1.10   $1.00
Accumulation unit value at end of period                     $1.28    $1.16    $0.93    $1.70    $1.48    $1.28   $1.10
Number of accumulation units outstanding at end of
  period (000 omitted)                                       2,808    4,655    4,812    4,606    5,282    5,025   3,210
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.21    $0.91    $1.32    $1.30    $1.12    $1.12   $1.00
Accumulation unit value at end of period                     $1.34    $1.21    $0.91    $1.32    $1.30    $1.12   $1.12
Number of accumulation units outstanding at end of
  period (000 omitted)                                       1,140    1,013    1,631    1,849    1,382    1,066     516
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.61    $1.38    $1.33    $1.22    $1.10    $1.16   $1.00
Accumulation unit value at end of period                     $1.81    $1.61    $1.38    $1.33    $1.22    $1.10   $1.16
Number of accumulation units outstanding at end of
  period (000 omitted)                                       4,186   21,774   22,313   26,747   18,800    7,744   2,656
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.04    $0.81    $1.44    $1.43    $1.20    $1.12   $1.00
Accumulation unit value at end of period                     $1.10    $1.04    $0.81    $1.44    $1.43    $1.20   $1.12
Number of accumulation units outstanding at end of
  period (000 omitted)                                         119      114      115      148      112       57      25
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.23    $0.94    $1.53    $1.51    $1.32    $1.19   $1.00
Accumulation unit value at end of period                     $1.51    $1.23    $0.94    $1.53    $1.51    $1.32   $1.19
Number of accumulation units outstanding at end of
  period (000 omitted)                                       4,764   13,524   16,698   17,019   14,517    6,833   2,746
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.69    $0.58    $0.94    $1.00       --       --      --
Accumulation unit value at end of period                     $0.76    $0.69    $0.58    $0.94       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                          --       27       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period               $0.86    $0.73    $1.29    $1.18    $1.13    $1.06   $1.00
Accumulation unit value at end of period                     $0.97    $0.86    $0.73    $1.29    $1.18    $1.13   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                         107    2,537    2,458    2,494    2,008        3       3
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.06    $0.76    $1.46    $1.35    $1.18    $1.10   $1.00
Accumulation unit value at end of period                     $1.23    $1.06    $0.76    $1.46    $1.35    $1.18   $1.10
Number of accumulation units outstanding at end of
  period (000 omitted)                                           9       17       70       73       19       19      12
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.90    $0.72    $1.03    $1.00       --       --      --
Accumulation unit value at end of period                     $0.92    $0.90    $0.72    $1.03       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                          25       45        3       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.80    $0.61    $1.04    $1.00       --       --      --
Accumulation unit value at end of period                     $0.89    $0.80    $0.61    $1.04       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         984   35,468   16,452    9,747       --       --      --
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.00    $0.79    $1.26    $1.31    $1.15    $1.13   $1.00
Accumulation unit value at end of period                     $1.13    $1.00    $0.79    $1.26    $1.31    $1.15   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                      18,929   34,501   43,308   39,815   41,096   23,606   8,260
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.83    $0.62    $1.05    $1.00       --       --      --
Accumulation unit value at end of period                     $0.93    $0.83    $0.62    $1.05       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       1,257   38,185   34,319   25,309       --       --      --
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period               $0.84    $0.60    $1.03    $1.00       --       --      --
Accumulation unit value at end of period                     $1.03    $0.84    $0.60    $1.03       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                          --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 204  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                          2010     2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period               $1.08    $0.93    $1.22    $1.20    $1.09    $1.09   $1.00
Accumulation unit value at end of period                     $1.16    $1.08    $0.93    $1.22    $1.20    $1.09   $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                                          69       69       94      102      106       69      53
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period               $1.81    $1.39    $2.28    $1.82    $1.42    $1.24   $1.00
Accumulation unit value at end of period                     $2.02    $1.81    $1.39    $2.28    $1.82    $1.42   $1.24
Number of accumulation units outstanding at end of
  period (000 omitted)                                          55       58       91      120       32        1       1
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.64    $0.46    $0.85    $1.00       --       --      --
Accumulation unit value at end of period                     $0.77    $0.64    $0.46    $0.85       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         265    8,046   11,790    4,909       --       --      --
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.90    $0.58    $1.12    $1.00       --       --      --
Accumulation unit value at end of period                     $1.17    $0.90    $0.58    $1.12       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                          --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $0.97    $0.69    $1.29    $1.15    $1.09    $1.06   $1.00
Accumulation unit value at end of period                     $1.04    $0.97    $0.69    $1.29    $1.15    $1.09   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                       6,424    7,178    8,981    8,700   10,182    8,509   3,218
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.24    $0.90    $1.54    $1.48    $1.29    $1.15   $1.00
Accumulation unit value at end of period                     $1.40    $1.24    $0.90    $1.54    $1.48    $1.29   $1.15
Number of accumulation units outstanding at end of
  period (000 omitted)                                         127      149      169      231      209      177      72
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.18    $1.02    $1.21    $1.13    $1.07    $1.07   $1.00
Accumulation unit value at end of period                     $1.33    $1.18    $1.02    $1.21    $1.13    $1.07   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                       6,319   41,343   38,121   38,909   20,731   11,203   4,674
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.11    $0.83    $1.36    $1.41    $1.25    $1.16   $1.00
Accumulation unit value at end of period                     $1.35    $1.11    $0.83    $1.36    $1.41    $1.25   $1.16
Number of accumulation units outstanding at end of
  period (000 omitted)                                          24       25       61       71       75       59      31
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period               $1.01    $0.85    $1.03    $1.00       --       --      --
Accumulation unit value at end of period                     $1.12    $1.01    $0.85    $1.03       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         853   20,192   30,027   26,289       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --      --
Accumulation unit value at end of period                     $1.11       --       --       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       2,128       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --      --
Accumulation unit value at end of period                     $1.11       --       --       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      45,459       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --      --
Accumulation unit value at end of period                     $1.04       --       --       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       2,840       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --      --
Accumulation unit value at end of period                     $1.04       --       --       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      34,074       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period               $0.77    $0.59    $0.99    $1.00       --       --      --
Accumulation unit value at end of period                     $0.84    $0.77    $0.59    $0.99       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       1,481   47,054   29,241   19,856       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period               $1.06    $0.79    $1.28    $1.23    $1.08    $1.10   $1.00
Accumulation unit value at end of period                     $1.27    $1.06    $0.79    $1.28    $1.23    $1.08   $1.10
Number of accumulation units outstanding at end of
  period (000 omitted)                                           8       --       28       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  205

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                          2010     2009     2008     2007     2006     2005     2004
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --      --
Accumulation unit value at end of period                     $1.09       --       --       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       2,407       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --      --
Accumulation unit value at end of period                     $1.09       --       --       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     248,214       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --      --
Accumulation unit value at end of period                     $1.10       --       --       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         774       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --      --
Accumulation unit value at end of period                     $1.11       --       --       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     154,365       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --      --
Accumulation unit value at end of period                     $1.06       --       --       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       1,480       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period               $1.00       --       --       --       --       --      --
Accumulation unit value at end of period                     $1.06       --       --       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      43,744       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period               $1.18    $0.88    $1.31    $1.41    $1.19    $1.15   $1.00
Accumulation unit value at end of period                     $1.44    $1.18    $0.88    $1.31    $1.41    $1.19   $1.15
Number of accumulation units outstanding at end of
  period (000 omitted)                                       6,248    9,697   11,631   12,674   11,121   10,647   4,456
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period               $1.72    $1.17    $2.20    $1.93    $1.43    $1.20   $1.00
Accumulation unit value at end of period                     $2.11    $1.72    $1.17    $2.20    $1.93    $1.43   $1.20
Number of accumulation units outstanding at end of
  period (000 omitted)                                       1,843    8,675   12,927    7,675    6,793    3,916   1,854
-----------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period               $1.14    $0.81    $1.38    $1.33    $1.26    $1.15   $1.00
Accumulation unit value at end of period                     $1.38    $1.14    $0.81    $1.38    $1.33    $1.26   $1.15
Number of accumulation units outstanding at end of
  period (000 omitted)                                       3,655   12,068   12,713   11,339    6,970    5,234   2,030
-----------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 206  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2010...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  207

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 333-3437

           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.


      (C)2008-2011 RiverSource Life Insurance Company. All rights reserved.



45300 M (4/11)

PROSPECTUS


APRIL 29, 2011


RIVERSOURCE(R)

SIGNATURE VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            829 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 333-3437
            (Corporate Office)
            RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT


NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


This prospectus contains information that you should know before investing. Prospectuses are also available for:



- AllianceBernstein Variable Products Series Fund, Inc.



- Columbia Funds Variable Series Trust II
    (previously RiverSource Variable Series Trust (RVST))

- Credit Suisse Trust


- Fidelity(R) Variable Insurance Products - Service Class


- Franklin(R) Templeton(R) Variable Insurance Products Trust
    (FTVIPT) - Class 2


- Goldman Sachs Variable Insurance Trust (VIT)



- Invesco Variable Insurance Funds



- Janus Aspen Series: Service Shares



- J.P. Morgan Series Trust II


- Lazard Retirement Series, Inc.


- Lincoln Variable Insurance Product Trust (LVIP)


- MFS(R) Variable Insurance Trust(SM)


- Putnam Variable Trust - Class IB Shares



- Royce Capital Fund



- Third Avenue Variable Series Trust


- Wanger Advisors Trust


Please read the prospectuses carefully and keep them for future reference.
This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided. The credits may be reversed. (See "Valuing Your Investment -- Contract Value Credits.")
THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.
The contract and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.
RiverSource Life offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  1

TABLE OF CONTENTS


KEY TERMS....................................    3
THE CONTRACT IN BRIEF........................    5
EXPENSE SUMMARY..............................    7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)..   12
FINANCIAL STATEMENTS.........................   12
THE VARIABLE ACCOUNT AND THE FUNDS...........   12
THE GUARANTEE PERIOD ACCOUNTS (GPAS).........   18
THE ONE-YEAR FIXED ACCOUNT...................   21
BUYING YOUR CONTRACT.........................   22
CHARGES......................................   23
VALUING YOUR INVESTMENT......................   27
MAKING THE MOST OF YOUR CONTRACT.............   29
WITHDRAWALS..................................   35
TSA -- SPECIAL PROVISIONS....................   35
CHANGING OWNERSHIP...........................   36
BENEFITS IN CASE OF DEATH....................   36
OPTIONAL BENEFITS............................   40
THE ANNUITY PAYOUT PERIOD....................   45
TAXES........................................   47
VOTING RIGHTS................................   51
SUBSTITUTION OF INVESTMENTS..................   51
ABOUT THE SERVICE PROVIDERS..................   51
ADDITIONAL INFORMATION.......................   52
APPENDIX A: 8% PERFORMANCE CREDIT RIDER
  ADJUSTED PARTIAL WITHDRAWAL................   54
APPENDIX B: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................   56
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION........   60





--------------------------------------------------------------------------------
 2  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.

GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.


OWNER (YOU, YOUR): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  3

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
 4  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes-1035 Exchanges".)

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

ACCOUNTS: Generally, you may allocate your purchase payments among the:

- subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds").

- GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See "The Guarantee Period Accounts
  (GPAs)")

- one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (See "The One-Year Fixed Account")

BUYING A CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. Some states have time limitations for making additional payments. (See "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. (We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract.) (see "Making the Most of Your Contract -- Transferring Among Accounts")

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (See "Withdrawals")

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (See "Optional Benefits")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (See "Benefits in Case of Death")

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you

--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS 5 buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (See "The Annuity Payout Period").

TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and non-qualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (See "Taxes").


--------------------------------------------------------------------------------
 6  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND WILL PAY WHEN YOU MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

                     YEARS FROM PURCHASE                                              WITHDRAWAL CHARGE
                       PAYMENT RECEIPT                                                   PERCENTAGE
                              1                                                               7%

                              2                                                               7

                              3                                                               6

                              4                                                               6

                              5                                                               5

                              6                                                               4

                              7                                                               2

                              Thereafter                                                      0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)


Variable account administrative charge                                             0.15%

Mortality and expense risk fee                                                     1.25

TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                                             1.40%


OTHER ANNUAL EXPENSES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                               $30


(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                                 0.35%*


(As a percentage of the adjusted contract value charged annually on the contract anniversary.)


8% PERFORMANCE CREDIT RIDER (PCR) FEE                                              0.25%*


(As a percentage of the contract value charged annually on the contract anniversary.)

* This fee apples only if you elect this optional feature.


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  7

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2010, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.63%                3.84%



(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

AllianceBernstein VPS Global Thematic Growth Portfolio           0.75%      0.25%    0.24%           --%          1.24%
(Class B)


AllianceBernstein VPS Intermediate Bond Portfolio (Class B)      0.45       0.25     0.23            --           0.93


AllianceBernstein VPS Large Cap Growth Portfolio (Class B)       0.75       0.25     0.10            --           1.10


Columbia Variable Portfolio - Balanced Fund (Class 3)            0.64       0.13     0.17            --           0.94(1),(2)


Columbia Variable Portfolio - Cash Management Fund (Class        0.33       0.13     0.17            --           0.63(2)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class       0.41       0.13     0.16            --           0.70(1)
3)


Columbia Variable Portfolio - Diversified Equity Income          0.56       0.13     0.14            --           0.83(1)
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)      0.66       0.13     0.17          0.01           0.97(1),(2)


Columbia Variable Portfolio - High Yield Bond Fund (Class        0.58       0.13     0.17            --           0.88(1)
3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class       0.71       0.13     0.18            --           1.02(1),(2)
3)


Columbia Variable Portfolio - Select Smaller-Cap Value Fund      0.79       0.13     0.21            --           1.13(1),(2)
(Class 3)


Columbia Variable Portfolio - Short Duration U.S.                0.36       0.13     0.16            --           0.65(1)
Government Fund (Class 3)


Credit Suisse Trust - U.S. Equity Flex I Portfolio               0.70         --     0.96            --           1.66


Fidelity(R) VIP Growth & Income Portfolio Service Class          0.46       0.10     0.13            --           0.69


Fidelity(R) VIP Mid Cap Portfolio Service Class                  0.56       0.10     0.10            --           0.76


Fidelity(R) VIP Overseas Portfolio Service Class                 0.71       0.10     0.15            --           0.96


FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.31            --           1.36(3)
2


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.14            --           0.99


FTVIPT Templeton Foreign Securities Fund - Class 2               0.65       0.25     0.14          0.01           1.05(4)


Goldman Sachs VIT Strategic Growth Fund - Institutional          0.75         --     0.11            --           0.86
Shares


Goldman Sachs VIT Strategic International Equity                 0.85         --     0.20            --           1.05(5)
Fund - Institutional Shares


Goldman Sachs VIT Structured U.S. Equity                         0.62         --     0.08            --           0.70(6)
Fund - Institutional Shares


Invesco V.I. Capital Appreciation Fund, Series I Shares          0.62         --     0.29            --           0.91


Invesco V.I. Capital Development Fund, Series I Shares           0.75         --     0.34            --           1.09


Invesco V.I. Core Equity Fund, Series I Shares                   0.61         --     0.28            --           0.89


Janus Aspen Series Enterprise Portfolio: Service Shares          0.64       0.25     0.04            --           0.93


Janus Aspen Series Global Technology Portfolio: Service          0.64       0.25     0.24            --           1.13
Shares




--------------------------------------------------------------------------------
 8  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Janus Aspen Series Janus Portfolio: Service Shares               0.64%      0.25%    0.03%           --%          0.92%


Janus Aspen Series Overseas Portfolio: Service Shares            0.64       0.25     0.04            --           0.93


JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1         0.55         --     0.27            --           0.82(7)
Shares


Lazard Retirement International Equity Portfolio - Service       0.75       0.25     0.14            --           1.14
Shares


Lazard Retirement U.S. Strategic Equity Portfolio - Service      0.70       0.25     2.89            --           3.84(8)
Shares


LVIP Baron Growth Opportunities Fund - Service Class             1.00       0.25     0.09            --           1.34(9)


MFS(R) New Discovery Series - Initial Class                      0.90         --     0.11            --           1.01


MFS(R) Research Series - Initial Class                           0.75         --     0.14            --           0.89


MFS(R) Utilities Series - Initial Class                          0.73         --     0.08            --           0.81


Putnam VT Growth and Income Fund - Class IB Shares               0.48       0.25     0.15            --           0.88


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.19            --           1.14


Putnam VT International Growth Fund - Class IB Shares            0.93       0.25     0.31            --           1.49(10)


Royce Capital Fund - Micro-Cap Portfolio, Investment Class       1.25         --     0.07          0.05           1.37


Royce Capital Fund - Small-Cap Portfolio, Investment Class       1.00         --     0.06          0.00           1.06


Third Avenue Value Portfolio                                     0.90         --     0.42            --           1.32(11)


Wanger International                                             0.86         --     0.21            --           1.07(12)


Wanger USA                                                       0.86         --     0.12            --           0.98(12)







    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) Expense ratios have been adjusted to reflect current fees.


 (2) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.82% for Columbia Variable
     Portfolio - Balanced Fund (Class 3), 0.58% for Columbia Variable
     Portfolio - Cash Management Fund (Class 3), 0.86% for Columbia Variable Portfolio - Dynamic Equity Fund (Class 3), 0.89% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3) and 1.08% for Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3).


 (3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ended April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions, net expenses would be 1.25%.


 (4) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012. After fee reductions, net expenses would be 1.04%.


 (5) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.144% of the average daily net assets of the Fund. Prior to July 1, 2010, the other expenses limitation was 0.164% of the average daily net assets of the Fund. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (6) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (7) The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent the total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.80% of average daily net assets. This contract cannot be terminated prior to May 1, 2012, at which time, the Service Providers will determine whether or not to renew or revise it.


 (8) Management fees and total annual portfolio operating expenses have been restated from those of the 2010 fiscal year to reflect amendment of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio, to reduce the Portfolio's investment management fee from an annual rate of 0.75% of the Portfolio's average daily net assets to 0.70% of the Portfolio's average daily net assets, effective November 19, 2010. In addition, the Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2012, to the extent total annual portfolio operating expenses exceed 1.00% of the average daily net assets of the Portfolio's Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of acquired funds and extraordinary expenses. This agreement can only be amended by agreement of the Fund and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.


 (9) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the Funds' Service Class to the extent that the Fund's total annual fund operating expenses exceed 1.29% of average daily net assets of the Fund. The Agreement will continue at least through April 30, 2012.



--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  9

(10) The fees reflect Putnam Management's contractual obligation to limit certain fund expenses through April 30, 2012. After expense reimbursements, net expenses would be 1.48%. This obligation may be modified or discontinued only with approval of the Board of Trustees.


(11) The Fund's advisor has contractually agreed to waive fees until April 30, 2012. After fee waivers net expenses would be 1.30%.


(12) The advisor has contractually agreed to cap advisory fees at an annual rate equal to 0.83% for Wanger International and 0.85% for Wanger USA of the Fund's average daily net assets until April 30, 2012. After fee waivers and/or reimbursements, net expenses would be 1.04% for Wanger International and 0.97% for Wanger USA.




--------------------------------------------------------------------------------
 10  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. It assumes that you select the optional GMIB. Although your actual costs may be lower, based on these assumptions your costs would be:




                                                                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
                            IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

                     $1,302      $2,390      $3,456      $5,777           $602       $1,790      $2,956      $5,777




MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you do not select any optional benefits. Although your actual costs maybe higher, based on these assumptions your costs would be:

                                                                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
                            IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

                      $938       $1,331      $1,746      $2,646           $238        $731       $1,246      $2,646



(1) In these examples, the contract administrative charge is $30.


THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  11

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix B.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.


Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

--------------------------------------------------------------------------------
 12 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under any asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including, but not limited to, expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and making a withdrawal from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  13

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:



  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.


  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
 14  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:



-----------------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.               AllianceBernstein L.P.
VPS Global
Thematic Growth
Portfolio (Class
B)
-----------------------------------------------------------------------------------------------

AllianceBernstein  Seeks to generate income and price               AllianceBernstein L.P.
VPS Intermediate   appreciation without assuming what
Bond Portfolio     AllianceBernstein considers to be undue risk.
(Class B)
-----------------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.               AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
-----------------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return through    Columbia Management
Portfolio - Bala-  a combination of capital growth and current      Investment Advisers, LLC
nced Fund (Class   income.
3) (previously
RiverSource
Variable
Portfolio - Bala-
nced Fund (Class
3))
-----------------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent with     Columbia Management
Portfolio - Cash   liquidity and stability of principal.            Investment Advisers, LLC
Management Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Cash
Management Fund
(Class 3))
-----------------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while         Columbia Management
Portfolio - Dive-  attempting to conserve the value of the          Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dive-
rsified Bond Fund
(Class 3))
-----------------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and, as a     Columbia Management
Portfolio - Dive-  secondary goal, steady growth of capital.        Investment Advisers, LLC
rsified Equity
Income Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dive-
rsified Equity
Income Fund
(Class 3))
-----------------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                      Columbia Management
Portfolio - Dyna-                                                   Investment Advisers, LLC
mic Equity Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dyna-
mic Equity Fund
(Class 3))

-----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  15

-----------------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Columbia Variable  Seeks high current income, with capital growth   Columbia Management
Portfolio - High   as a secondary objective.                        Investment Advisers, LLC
Yield Bond Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - High
Yield Bond Fund
(Class 3))
-----------------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.                  Columbia Management
Portfolio - Large                                                   Investment Advisers, LLC
Cap Growth Fund
(Class 3)
(previously
Seligman Variable
Portfolio - Grow-
th Fund (Class
3))
-----------------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.                  Columbia Management
Portfolio - Sele-                                                   Investment Advisers, LLC
ct Smaller-Cap
Value Fund (Class
3) (previously
Seligman Variable
Portfolio - Smal-
ler-Cap Value
Fund (Class 3))
-----------------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and safety    Columbia Management
Portfolio - Short  of principal consistent with investment in       Investment Advisers, LLC
Duration U.S.      U.S. government and government agency
Government Fund    securities.
(Class 3)
(previously
RiverSource
Variable
Portfolio - Short
Duration U.S.
Government Fund
(Class 3))
-----------------------------------------------------------------------------------------------

Credit Suisse      Seeks capital growth.                            Credit Suisse Asset
Trust - U.S.                                                        Management, LLC
Equity Flex I
Portfolio
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a combination    Fidelity Management &
Growth & Income    of current income and capital appreciation.      Research Company (FMR) is
Portfolio Service  Normally invests a majority of assets in         the fund's manager.
Class              common stocks with a focus on those that pay     Fidelity Investments Money
                   current dividends and show potential for         Management, Inc. (FIMM) and
                   capital appreciation. Invests in domestic and    other affiliates of FMR
                   foreign issuers. The Fund invests in either      serve as sub-advisers for
                   "growth" stocks or "value" stocks or both.       the fund.
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally      FMR is the fund's manager.
Mid Cap Portfolio  invests primarily in common stocks. Normally     FIMM and other affiliates
Service Class      invests at least 80% of assets in securities     of FMR serve as sub-
                   of companies with medium market                  advisers for the fund.
                   capitalizations. May invest in companies with
                   smaller or larger market capitalizations.
                   Invests in domestic and foreign issuers. The
                   Fund invests in either "growth" or "value"
                   common stocks or both.
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally      FMR is the fund's manager.
Overseas           invests primarily in common stocks allocating    FIMM and other affiliates
Portfolio Service  investments across different countries and       of FMR serve as sub-
Class              regions. Normally invests at least 80% of        advisers for the fund.
                   assets in non-U.S. securities.

-----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 16  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

-----------------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
FTVIPT Franklin    Seeks high total return. The fund normally       Franklin Templeton
Global Real        invests at least 80% of its net assets in        Institutional, LLC
Estate Securities  investments of companies located anywhere in
Fund - Class 2     the world that operate in the real estate
                   sector.
-----------------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as a     Franklin Mutual Advisers,
Shares Securities  secondary goal. The fund normally invests        LLC
Fund - Class 2     primarily in U.S. and foreign equity
                   securities that the manager believes are
                   undervalued.
-----------------------------------------------------------------------------------------------

FTVIPT Templeton   Seeks long-term capital growth. The fund         Templeton Investment
Foreign            normally invests at least 80% of its net         Counsel, LLC
Securities         assets in investments of issuers located
Fund - Class 2     outside the U.S., including those in emerging
                   markets.
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.               Goldman Sachs Asset
Strategic Growth                                                    Management, L.P.
Fund - Instituti-
onal Shares
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.               Goldman Sachs Asset
Strategic                                                           Management International
International
Equity
Fund - Instituti-
onal Shares
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.               Goldman Sachs Asset
Structured U.S.                                                     Management, L.P.
Equity
Fund - Instituti-
onal Shares
-----------------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.               Invesco Advisers, Inc.
Capital
Appreciation
Fund, Series I
Shares
-----------------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.               Invesco Advisers, Inc.
Capital
Development Fund,
Series I Shares
(effective April
29, 2011, Invesco
V.I. Dynamics
Fund, Series I
Shares merged
into this fund)
-----------------------------------------------------------------------------------------------

Invesco V.I. Core  Seeks long-term growth of capital.               Invesco Advisers, Inc.
Equity Fund,
Series I Shares
-----------------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.               Janus Capital Management
Series Enterprise                                                   LLC
Portfolio:
Service Shares
-----------------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.               Janus Capital Management
Series Global                                                       LLC
Technology
Portfolio:
Service Shares
-----------------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a manner    Janus Capital Management
Series Janus       consistent with the preservation of capital.     LLC
Portfolio:
Service Shares
-----------------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.               Janus Capital Management
Series Overseas                                                     LLC
Portfolio:
Service Shares

-----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  17

-----------------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
JPMorgan           Seeks high total return from a portfolio of      J.P. Morgan Investment
Insurance Trust    selected equity securities.                      Management Inc.
U.S. Equity
Portfolio - Class
1 Shares
-----------------------------------------------------------------------------------------------

Lazard Retirement  Seeks long-term capital appreciation.            Lazard Asset Management,
International                                                       LLC
Equity
Portfolio - Serv-
ice Shares
-----------------------------------------------------------------------------------------------

Lazard Retirement  Seeks long-term capital appreciation.            Lazard Asset Management,
U.S. Strategic                                                      LLC
Equity
Portfolio - Serv-
ice Shares
-----------------------------------------------------------------------------------------------

LVIP Baron Growth  Seeks capital appreciation through long-term     Lincoln Investment
Opportunities      investments in securities of small and mid-      Advisors, adviser; BAMCO,
Fund - Service     sized companies with undervalued assets or       Inc., sub-adviser.
Class              favorable growth prospects.
-----------------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                      MFS Investment
Discovery                                                           Management(R)
Series - Initial
Class
-----------------------------------------------------------------------------------------------

MFS(R) Research    Seeks capital appreciation.                      MFS Investment
Series - Initial                                                    Management(R)
Class
-----------------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                              MFS Investment
Series - Initial                                                    Management(R)
Class
-----------------------------------------------------------------------------------------------

Putnam VT Growth   Seeks capital growth and current income.         Putnam Investment
and Income                                                          Management, LLC
Fund - Class IB
Shares
-----------------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                      Putnam Investment
International                                                       Management, LLC, adviser;
Equity                                                              Putnam Advisory Company,
Fund - Class IB                                                     LLC, sub-adviser.
Shares
-----------------------------------------------------------------------------------------------

Putnam VT          Seeks long-term capital appreciation.            Putnam Investment
International                                                       Management, LLC
Growth
Fund - Class IB
Shares
-----------------------------------------------------------------------------------------------

Royce Capital      Seeks long-term growth of capital.               Royce & Associates, LLC
Fund - Micro-Cap
Portfolio,
Investment Class
-----------------------------------------------------------------------------------------------

Royce Capital      Seeks long-term growth of capital.               Royce & Associates, LLC
Fund - Small-Cap
Portfolio,
Investment Class
-----------------------------------------------------------------------------------------------

Third Avenue       Seeks long-term capital appreciation by          Third Avenue Management LLC
Value Portfolio    investing in the undervalued securities of
                   financially strong companies.
-----------------------------------------------------------------------------------------------

Wanger             Seeks long-term capital appreciation.            Columbia Wanger Asset
International                                                       Management, LLC
-----------------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.            Columbia Wanger Asset
                                                                    Management, LLC
-----------------------------------------------------------------------------------------------





THE GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available in some states.


--------------------------------------------------------------------------------
 18  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The minimum required investment in each GPA is $1,000. There are restrictions on the amount you can allocate to these accounts as well as on transfers from these accounts (see "Buying Your Contract" and "Transfer policies"). These accounts are not offered after annuity payouts begin.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("future rates"). We will determine Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your guarantee period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies - Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) - or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS 19 transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:


               IF YOUR GPA RATE IS:                                       THE MVA IS:

Less than the new GPA rate + 0.10%                                         Negative

Equal to the new GPA rate + 0.10%                                          Zero

Greater than the new GPA rate + 0.10%                                      Positive


GENERAL EXAMPLES
As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as "early withdrawals."

ASSUME:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                     1 + I
EARLY WITHDRAWAL AMOUNT X  [(   ---------------   )   (N/12)  - 1]  = MVA
                                  1 + J + .001



       Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

              j = current rate for a new Guaranteed Period equal to the
                     remaining term in the current Guarantee Period.

              n = number of months remaining in the current Guarantee Period
                     (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.


--------------------------------------------------------------------------------
 20  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = -$39.84
                 1 + .035 + .001


In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = $27.61
                 1 + .025 + .001


In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See
"Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.

There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Transfer policies").

The one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  21

BUYING YOUR CONTRACT

New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable.

As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)

When you applied, you selected (if available in your state):

- a death benefit option if both you and the annuitant are 79 or younger at contract issue(1);

- the optional Guaranteed Minimum Income Benefit Rider(2);

- the optional 8% Performance Credit Rider(2);

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(3);

- how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the retirement date);
  and

- a beneficiary.

(1) If you and the annuitant are 79 or younger at contract issue, you may select the ROP, MAV or EDB death benefit. The EDB not be available in all states. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply.
(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.
(3) Some states may restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.

We apply your initial purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make monthly payments to your contract under a SIP. You must make an initial purchase payment of at least $5,000 in South Carolina, Texas or Washington or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE
Annuity payouts begin on the retirement date. When we processed your application, we established the retirement date to be the maximum age for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or such other date as agreed upon by us.


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 22  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

MINIMUM PURCHASE PAYMENTS
  $50 for SIPs

  $100 for all other payments

MAXIMUM TOTAL PURCHASE PAYMENTS*
  $1,000,000 for issue ages up to 85

  $100,000 for issue ages 86 to 90

* These limits apply in total to all RiverSource Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. Some states limit the amount of any contract charge allocated to the one-year fixed account.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  23

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee includes coverage under any of the three death benefit options. This fee covers the mortality and expense risk that we assume. This fee does not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

WITHDRAWAL CHARGE
If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

(a) is 10% of your prior anniversary's contract value; and

(b) is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.


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 24  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

                    (ACV - XSF)
PPW   =   XSF   +   -----------   X   (PPNPW - XSF)
                     (CV - TFA)


If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.


    YEARS FROM PURCHASE            WITHDRAWAL CHARGE
      PAYMENT RECEIPT                 PERCENTAGE

             1                             7%

             2                             7

             3                             6

             4                             6

             5                             5

             6                             4

             7                             2

             Thereafter                    0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

The amount of purchase payments withdrawn is calculated using a prorated formula based on the percentage of contract value being withdrawn. As a result, the amount of purchase payments withdrawn may be greater than the amount of contract value withdrawn.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- Payouts for a specified period:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  25

WITHDRAWAL CHARGE CALCULATION EXAMPLE
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- We receive these payments:

  - $10,000 initial;

  - $8,000 on the fifth contract anniversary;

  - $6,000 on the eighth contract anniversary; and

- You withdraw the contract for its total withdrawal value of $38,101 during the eleventh contract year and make no other withdrawals during that contract year; and

- The prior anniversary contract value is $38,488.

WITHDRAWAL
  CHARGE      EXPLANATION
   $  0       $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
      0       $10,252.20 is contract earnings in excess of the 10% TFA withdrawal amount withdrawn without withdrawal charge; and
      0       $10,000 initial purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
    400       $8,000 purchase payment is in its fifth year from receipt, withdrawn with a
              5% withdrawal charge; and
    360       $6,000 purchase payment is in its third year from receipt, withdrawn with a
              6% withdrawal charge.
   ----
   $760


WAIVER OF WITHDRAWAL CHARGE
We do not assess a withdrawal charge for:

- withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;

- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which withdrawal charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan;

- death benefits;

- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.


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 26  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL LIVING BENEFIT CHARGES

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE
We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it. If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.

We calculate the fee as follows: 0.35% X (CV + ST - FAV)

 CV = contract value on the contract anniversary.

 ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

 FAV = the value of your GPAs and the one-year fixed account.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the GPAs or the one-year fixed account.

EXAMPLE
- You purchase the contract with a payment of $50,000 and allocate all of your payment to the subaccounts.

- During the first contract year your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On the first contract anniversary the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

- The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:
  Contract value on the contract anniversary:                          $73,250.00
  plus transfers from the subaccounts to the one-year fixed account
  in the six months before the contract anniversary:                   +15,000.00
  minus the value of the one-year fixed account on the contract
  anniversary:                                                         -15,250.00
                                                                       ----------
                                                                       $73,000.00
  The GMIB fee charged to you: 0.35% x $73,000 =                       $   255.50


8% PERFORMANCE CREDIT RIDER (PCR) FEE
We charge a fee of 0.25% of your contract value for this optional feature only if you select it. If selected, we deduct the PCR fee from your contract value on your contract anniversary date at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS AND ONE-YEAR FIXED ACCOUNT
We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of these accounts equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs (including any positive or negative MVA on amounts transferred from the GPAs to the one-year fixed account);

- plus any contract value credits allocated to the GPAs and the one-year fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  27

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - Guaranteed Minimum Income Benefit rider

  - Performance Credit rider

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any contract value credits allocated to the subaccounts;

- transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);

- partial withdrawals;

- withdrawal charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:

  - Guaranteed Minimum Income Benefit rider

  - Performance Credit rider

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

CONTRACT VALUE CREDITS
You are eligible to receive a contract value credit if you select the ROP Death Benefit. Before annuity payouts begin while this contract is in force we will apply contract value credits to your contract beginning on the eighth contract anniversary if

--------------------------------------------------------------------------------
 28 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS there are "eligible purchase payments." Generally, we will apply contract value credits on an annual basis at your contract anniversary. However, we reserve the right to apply contract value credits on a quarterly or a monthly basis.

ELIGIBLE PURCHASE PAYMENTS: purchase payments not previously withdrawn that are no longer subject to a withdrawal charge (i.e., that are eight or more years old).

  ANNUAL CONTRACT VALUE CREDIT FORMULA: 0.50% X (CV X (EPP / TPP))

CV   =    contract value at the time of the calculation.
EPP  =    eligible purchase payments at the time of the calculation.
TPP  =    total purchase payments at the time of the calculation.


If we calculate and apply contract value credits on a quarterly basis, we will change the percentage we use in the calculation from 0.50% to 0.125%. If we calculate and apply the credit on a monthly basis, we will change the percentage we use in the calculation from 0.50% to 0.04167%.

We allocate contract value credits to the fixed accounts and subaccounts according to the asset allocation instructions that you have in place at the time we apply the contract value credit. We continue to apply contract value credits for the life of your contract until total withdrawal or annuity payouts begin. The contract value credits will be taxable when we distribute contract value to you.

The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.

EXAMPLE
- You purchase a contract with a payment of $100,000 and you select the ROP Death Benefit.

- You make an additional payment on the fourth contract anniversary of $60,000.

- Your contract value on the eighth contract anniversary grows to $250,000. We choose to apply contract value credits on an annual basis. Your eligible purchase payment on the eighth contract anniversary is the original $100,000 payment; the additional $60,000 payment made on the fourth contract anniversary is still subject to a withdrawal charge. We calculate the contract value credit as follows:

     0.50% x ($250,000 x ($100,000 / $160,000) = $781.25

After application of the contract value credit, your contract value on the eighth contract anniversary would be $250,781.25.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  29

HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number of                               AMOUNT     ACCUMULATION     OF UNITS
dollars each month ...                              MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     Jun        100            18           5.56

                                                     Jul        100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM
If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:


IF YOUR NET CONTRACT VALUE(1) IS ...   WE ALLOCATE YOUR NEW PURCHASE PAYMENTS TO:

           $10,000-$49,999                        Tier 1 DCA account

           $50,000 or more                        Tier 2 DCA account(2)


(1) "Net contract value" equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. From time to time, we may credit interest to the Tiered DCA account at promotional rates that are higher than those we credit to the one-year fixed account. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes. We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

If you make additional purchase payments while a Tiered DCA account term is in progress, the amounts you allocate to an existing Tiered DCA account will be transferred out of the Tiered DCA account over the remainder of the term. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all

--------------------------------------------------------------------------------
 30 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your investment professional.

The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

TRANSFERRING AMONG ACCOUNTS
You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  31

TRANSFER POLICIES
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to further limit transfers to the GPAs and one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

  For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- If you select a variable payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.

- Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


--------------------------------------------------------------------------------
 32  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  33

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our corporate office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


 2  BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers or partial withdrawals among your GPAs, one-year fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

  For contracts with applications signed on or after June 16, 2003, the time limitations on transfers from the one-year fixed account will be enforced, and transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

 3 BY PHONE

Call:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000


--------------------------------------------------------------------------------
 34  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request in good order at our corporate office before the close of business, we will process your withdrawal using accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request our corporate office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay a contract administrative charge, withdrawal charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see "Optional Benefits"). In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. After executing a partial withdrawal, the value in the one-year fixed account and each GPA and subaccount must be either zero or at least $50.

RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the withdrawal amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.


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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  35

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes")

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have a GMIB rider, the rider will terminate upon transfer of ownership. (See "Optional Benefits.")

BENEFITS IN CASE OF DEATH

There are three death benefit options under this contract:

- Return of Purchase Payments (ROP) Death Benefit;

- Maximum Anniversary Value (MAV) Death Benefit; and

- Enhanced Death Benefit (EDB) rider.

If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit, the MAV death benefit or EDB death benefit rider (if its available in your state) on your application. If you select GMIB you must select either the MAV death benefit or the EDB death benefit rider. Once you elect an option, you cannot change it. We show the option that applies in your contract.

There are no additional charges for any of the death benefit options. However, if you select ROP death benefit you may be eligible for contract value credits (see "Valuing Your Investments -- Contract Value Credits").


--------------------------------------------------------------------------------
 36  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROP)

The ROP is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:

1. contract value; or

2. total purchase payments applied to the contract minus adjusted partial withdrawals.


                                                                     PW X DB
ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT   =    -------
                                                                        CV



  PW = the amount by which the contract value is reduced as a result of the partial withdrawal.

  DB = the death benefit on the date of (but prior to) the partial withdrawal.

  CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

- You purchase the contract with a payment of $20,000.

- On the first contract anniversary you make an additional purchase payment of $5,000.

- During the second contract year the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

- During the third contract year the contract value grows to $23,000.


WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
Contract value at death:                                                               $23,000.00
                                                                                       ----------
Purchase payments minus adjusted partial withdrawals:
        Total purchase payments:                                                       $25,000.00
        minus adjusted partial withdrawals calculated as:

        $1,500 x $25,000
        ----------------  =                                                             -1,704.55
             $22,000
                                                                                       ----------
        for a death benefit of:                                                        $23,295.45
                                                                                       ----------




  ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:  $23,295.45


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB death benefit rider.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any purchase payments applied to the contract since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value.

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  37

We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE
- You purchase the contract with a payment of $20,000.

- On the first contract anniversary the contract value grows to $29,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the MAV death benefit as follows:
Contract value at death:                                                                 $20,500.00
                                                                                         ----------
Purchase payments minus adjusted partial withdrawals:
           Total purchase payments:                                                      $20,000.00
           minus adjusted partial withdrawals, calculated as:
           $1,500 x $20,000
                $22,000      =                                                            -1,363.64
                                                                                         ----------
           for a death benefit of:                                                       $18,636.36
                                                                                         ----------
The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
           MAV on the prior anniversary:                                                 $29,000.00
           plus purchase payments made since the prior anniversary:                           +0.00
           minus adjusted partial withdrawals, calculated as:
           $1,500 x $29,000
           ----------------  =                                                            -1,977.27
                $22,000
                                                                                         ----------
           for a death benefit of:                                                       $27,022.73
                                                                                         ----------



  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES:
  $27,022.73

ENHANCED DEATH BENEFIT (EDB)

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the EDB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB rider.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial withdrawals; or

3. the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

- the amounts allocated to the subaccounts at issue increased by 5%;

- plus any subsequent amounts allocated to the subaccounts;

- minus adjusted transfers and partial withdrawals from the subaccounts.

Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts and subtract adjusted transfers and partial withdrawals from the subaccounts. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.


--------------------------------------------------------------------------------
 38  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

                                                                PWT X VAF
5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS   =   ---------
                                                                    SV



PWT   =   the amount by which the contract value in the subaccounts is reduced as a result of the partial withdrawal or transfer from the subaccounts.
VAF   =   variable account floor on the date of (but prior to) the transfer or partial withdrawal.
SV    =   value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.


EXAMPLE
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.

- During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

The death benefit is calculated as follows:
Contract value at death:                                                                $ 22,800.00
                                                                                        -----------
Purchase payments minus adjusted partial withdrawals:
           Total purchase payments:                                                     $ 25,000.00
           minus adjusted partial withdrawals, calculated as:
           $1,500 x $25,000
           ----------------  =
                $24,300                                                                   -1,543.21
                                                                                        -----------
           for a death benefit of:                                                      $ 23,456.79
                                                                                        -----------
The 5% rising floor:
           The variable account floor on the first contract anniversary, calculated as:
           1.05 x $20,000 =                                                             $ 21,000.00
           plus amounts allocated to the subaccounts since that anniversary:                  +0.00
           minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:
           $1,500 x $21,000
           ----------------  =
                $19,000                                                                  -$1,657.89
                                                                                        -----------
           variable account floor benefit:                                              $ 19,342.11
           plus the one-year fixed account value:                                         +5,300.00

                                                                                        -----------
           5% rising floor (value of the GPAs, the one-year fixed account and the
           variable account floor):                                                     $ 24,642.11
                                                                                        -----------




  THE EDB DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES:
  $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See "Optional Benefits.")


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  39

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:


- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and


- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See "Optional Benefits.")

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and


  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


  If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)
The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. You should consider whether the GMIB rider is appropriate for your situation because:

- you must hold the GMIB for seven years;

- the GMIB rider terminates* 30 days following the contract anniversary after the annuitant's 86th birthday;

- you can only exercise the GMIB within 30 days after a contract anniversary;

- the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81; and

- there are additional costs associated with the rider.

* The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


--------------------------------------------------------------------------------
 40  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the IRS must begin, you should consider whether the GMIB is appropriate for you. Partial withdrawals you take from the contract, including those taken to satisfy required minimum distributions, will reduce the GMIB benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions"). Consult a tax advisor before you purchase any GMIB with a qualified annuity, such as an IRA.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see "Charges"). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either the MAV death benefit or the EDB death benefit rider at the time you purchase your contract and your rider effective date will be the contract issue date. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your investment professional whether either GMIB rider option is appropriate for your situation.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB on the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the RiverSource Variable Portfolio -- Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB:
- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

  - Plan A - Life Annuity -- no refund

  - Plan B - Life Annuity with ten years certain

  - Plan D - Joint and last survivor life annuity -- no refund

- you may change the annuitant for the payouts.

When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + I)
------------  = Pt
    1.05



Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  41

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates which may result in annuity payouts that are less than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you will receive the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the 6% rising floor.

6% RISING FLOOR: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

- the initial purchase payments allocated to the subaccounts increased by 6%;

- plus any subsequent amounts allocated to the subaccounts; and

- minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

PMT  X    CVG
-------------
     ECV


      PMT = each purchase payment made in the five years before you exercise the GMIB.

      CVG = current contract value at the time you exercise the GMIB.

      ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

  For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

  PMT X (1.06)(CY)

  CY = the full number of contract years the payment has been in the contract.

TERMINATING THE GMIB
- You may terminate the rider within 30 days after the first rider anniversary.

- You may terminate the rider any time after the seventh rider anniversary.

- The rider will terminate on the date:

  - you make a full withdrawal from the contract;


--------------------------------------------------------------------------------
 42  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

  - a death benefit is payable; or

  - you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

EXAMPLE
- You purchase the contract during the 2004 calendar year with a payment of $100,000 and you allocate all of your purchase payment to the subaccounts.

- There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:


CONTRACT                                                                                                      GMIB
ANNIVERSARY                                CONTRACT VALUE     PURCHASE PAYMENTS       6% RISING FLOOR     BENEFIT BASE

1                                             $107,000             $100,000               $106,000

2                                              125,000              100,000                112,360

3                                              132,000              100,000                119,102

4                                              150,000              100,000                126,248

5                                               85,000              100,000                133,823

6                                              120,000              100,000                141,852

7                                              138,000              100,000                150,363          $150,363

8                                              152,000              100,000                159,388           159,388

9                                              139,000              100,000                168,948           168,948

10                                             126,000              100,000                179,085           179,085

11                                             138,000              100,000                189,830           189,830

12                                             147,000              100,000                201,220           201,220

13                                             215,000              100,000                213,293           215,000

14                                             234,000              100,000                226,090           234,000

15                                             240,000              100,000                239,655           240,000


NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity option) would be:


                                                                                            MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                                PLAN A -             PLAN B -          PLAN D JOINT AND
ANNIVERSARY                                                         LIFE ANNUITY --     LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                              GMIB BENEFIT BASE             NO REFUND        TEN YEARS CERTAIN    ANNUITY -- NO REFUND

10                                  $179,085 (6% Rising Floor)         $  872.14            $  850.65              $  691.27

15                                   240,000 (Contract Value)           1,346.40             1,286.40               1,034.40


The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                         PLAN A -             PLAN B -          PLAN D JOINT AND
ANNIVERSARY                                                  LIFE ANNUITY --     LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                           GMIB BENEFIT BASE         NO REFUND        TEN YEARS CERTAIN    ANNUITY -- NO REFUND

10                                         $126,000             $  650.16            $  632.52              $  520.38

15                                          240,000              1,416.00             1,351.20               1,096.80


In the example above, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.


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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  43

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

8% PERFORMANCE CREDIT RIDER (PCR)
The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional annual charge of 0.25% of your contract value. The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your investment professional whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR on the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the RiverSource Variable Portfolio -- Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments minus the target value adjusted partial withdrawals at an annual effective rate of 8%.

                                                PW X TV-
TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS   =      CV


  PW = the partial withdrawal including any applicable withdrawal charge or MVA.

  TV  = the target value on the date of (but prior to) the partial withdrawal.

  CV  = contract value on the date of (but prior to) the partial withdrawal.

YOUR BENEFITS UNDER THE PCR ARE AS FOLLOWS:

(a) If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

  3% X (PP - PCRPW - PP5)

     PP = total purchase payments.

  PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix A.

     PP5 = purchase payments made in the prior five years.

We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

(b) If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

  5% X (PP - PCRPW - PP5)

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for

--------------------------------------------------------------------------------
 44 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven- and ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR
- You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.

- You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.

- The PCR will terminate on the date:

  - you make a full withdrawal from the contract;

  - that a death benefit is payable; or

  - you choose to begin taking annuity payouts.

EXAMPLE
- You purchase the contract with a payment of $104,000.

- There are no additional purchase payments and no partial withdrawals.

- On the seventh contract anniversary, the contract value is $150,000.

- We determine the target value on the seventh contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

  $104,000 x (1.08)(7) = $104,000 x 1.71382 = $178,237.72.

  Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

  0.03 x $104,000 = $3,120.

  After application of the PCR credit, your total contract value would be $153,120.

- On the tenth contract anniversary, the contract value is $220,000.

- We determine the target value on the tenth contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

  $104,000 x (1.08)(10) = $104,000 x 2.158924 = $224,528.20.

  Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

  0.05 x $104,000 = $5,200.

  After application of the PCR credit, your total contract value would be $225,200.

- The PCR calculation period automatically restarts on the tenth contract anniversary with the target values first year's payments equal to $225,200. We would make the next PCR credit determination on the twentieth contract anniversary.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date after any rider charges have been deducted, plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS 45 accumulate on a tax-deferred basis. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion

--------------------------------------------------------------------------------
 46 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:



- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike withdrawals described below, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.


WITHDRAWALS: Generally, if you withdraw all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  47

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Retirement Start Date").

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable withdrawal on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. You may receive an amended Form 1099-R reporting an invalidated exchange. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first


--------------------------------------------------------------------------------
 48  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any withdrawals from either contract.

ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  49

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If you Die Before the Retirement Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


--------------------------------------------------------------------------------
 50  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio -- Cash Management Fund (Class 3). You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 6.50% as well as service/trail commissions of up to 0.75% based on annual total contract value for as long as the contract remains in effect. We also may pay an additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  51

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including withdrawal charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


LEGAL PROCEEDINGS


Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities.



RiverSource Life is involved in the normal course of business in a number of other legal, arbitration and regulatory proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended Dec. 31, 2010, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.


--------------------------------------------------------------------------------
 52  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  53

APPENDIX A: 8% PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE
For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments as there are no previous withdrawals to subtract.

                                        PW X RPA
RPA ADJUSTED PARTIAL WITHDRAWALS   =   ---------
                                           CV


        PW = the partial withdrawal including any applicable withdrawal charge or MVA.

        CV = the contract value on the date of (but prior to) the partial withdrawal.

       RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO
For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments made prior to the partial withdrawal in question
      AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                        PW X EPA       EPA
EPA ADJUSTED PARTIAL WITHDRAWALS   =   ---------   X   ---
                                           CV          RPA


        PW = the partial withdrawal including any applicable withdrawal charge or MVA.

        CV = the contract value on the date of (but prior to) the partial withdrawal.

       EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

       RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE
The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value).

- You purchase the contract with a purchase payment of $100,000.

- On the sixth contract anniversary you make an additional purchase payment in the amount of $100,000.

- Contract values before any partial withdrawals are shown below.

- On the third contract anniversary you make a partial withdrawal in the amount of $10,000.

- On the eighth contract anniversary you make another partial withdrawal in the amount of $10,000.


--------------------------------------------------------------------------------
 54  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

NOTE: The shaded portion of the table indicates the five year exclusion period.

CONTRACT DURATION IN
YEARS                                        TOTAL PURCHASE PAYMENTS              CONTRACT VALUE
-----------------------------------------------------------------------------------------------------------
At Issue                                             $100,000                        $100,000
1                                                     100,000                         110,000
2                                                     100,000                         115,000
3                                                     100,000                         120,000
4                                                     100,000                         115,000
5                                                     100,000                         120,000

6                                                     200,000                         225,000
7                                                     200,000                         230,000
8                                                     200,000                         235,000
9                                                     200,000                         230,000
10                                                    200,000                         235,000


STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on the
  third contract anniversary:
     RPA before the partial withdrawal =       RPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial        $10,000 x $100,000
     withdrawal minus the RPA adjusted         ------------------
     partial withdrawals for all previous           $120,000        =   $8,333
     partial withdrawals = $100,000 - 0 =
     $100,000

For the second partial withdrawal on the
  eighth contract anniversary:
     RPA before the partial withdrawal =       RPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial        $10,000 x $191,667
     withdrawal minus the RPA adjusted         ------------------
     partial withdrawals for all previous           $235,000        =   $8,156
     partial withdrawals =
     $200,000 - $8,333 = $191,667
STEP TWO: For each withdrawal made within the current calculation period, we calculate the
  EPA:
For the first partial withdrawal on the
  third contract anniversary:
     EPA before the partial withdrawal =       EPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial        $10,000 x $100,000                 = $8,333
     withdrawal AND the five-year              ------------------
     exclusion period minus the EPA                 $120,000            $100,000
     adjusted partial withdrawals for all                           x   -----
     previous partial withdrawals =                                     $100,000
     $100,000 - 0 = $100,000

For the second partial withdrawal on the
  eighth contract anniversary:
     EPA before the partial withdrawal =       EPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial         $10,000 x $91,667                 = $1,866
     withdrawal AND the five-year              ------------------
     exclusion period minus the EPA                 $235,000             $91,667
     adjusted partial withdrawals for all                           x   --------
     previous partial withdrawals =                                     $191,667
     $100,000 - $8,333 = $91,667


STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

     PCRPW amount = $8,333 + $1,866 =
     $10,199




--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  55

APPENDIX B: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2010.





VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                              2010    2009     2008     2007     2006     2005     2004     2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
  period                                        $0.68    $0.45    $0.86    $0.73    $0.68    $0.67    $0.65   $0.46   $0.79   $1.08
Accumulation unit value at end of period        $0.79    $0.68    $0.45    $0.86    $0.73    $0.68    $0.67   $0.65   $0.46   $0.79
Number of accumulation units outstanding at
  end of period (000 omitted)                     428      503      570      717      914    1,202    1,283   1,451   1,387   1,958
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.45    $1.25    $1.35    $1.31    $1.29    $1.28    $1.25   $1.23   $1.16   $1.09
Accumulation unit value at end of period        $1.56    $1.45    $1.25    $1.35    $1.31    $1.29    $1.28   $1.25   $1.23   $1.16
Number of accumulation units outstanding at
  end of period (000 omitted)                     473      473      704      888    1,058    1,149    1,347   1,392   1,554   1,282
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
  period                                        $0.69    $0.51    $0.87    $0.77    $0.79    $0.70    $0.65   $0.54   $0.79   $0.96
Accumulation unit value at end of period        $0.75    $0.69    $0.51    $0.87    $0.77    $0.79    $0.70   $0.65   $0.54   $0.79
Number of accumulation units outstanding at
  end of period (000 omitted)                     877    1,081    1,186    1,619    1,808    2,130    2,021   2,140   2,312   2,574
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
  period                                        $1.90    $1.55    $2.24    $2.24    $1.98    $1.93    $1.79   $1.51   $1.76   $1.99
Accumulation unit value at end of period        $2.11    $1.90    $1.55    $2.24    $2.24    $1.98    $1.93   $1.79   $1.51   $1.76
Number of accumulation units outstanding at
  end of period (000 omitted)                     880    1,036    1,249    1,756    2,335    3,221    4,136   5,043   5,336   6,404
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (02/21/1995)
Accumulation unit value at beginning of
  period                                        $1.33    $1.35    $1.34    $1.29    $1.26    $1.24    $1.25   $1.26   $1.26   $1.24
Accumulation unit value at end of period        $1.31    $1.33    $1.35    $1.34    $1.29    $1.26    $1.24   $1.25   $1.26   $1.26
Number of accumulation units outstanding at
  end of period (000 omitted)                   4,615    4,417    4,753    3,976    3,923    6,630    7,059   5,254   8,572   8,409
*The 7-day simple and compound yields for Columbia Variable Portfolio - Cash Management Fund (Class 3) at Dec. 31, 2010 were
(1.63%) and (1.61%), respectively.
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
  period                                        $1.82    $1.61    $1.75    $1.68    $1.63    $1.62    $1.58   $1.53   $1.47   $1.38
Accumulation unit value at end of period        $1.94    $1.82    $1.61    $1.75    $1.68    $1.63    $1.62   $1.58   $1.53   $1.47
Number of accumulation units outstanding at
  end of period (000 omitted)                   2,609    9,757   10,453   12,248    8,733    8,279    9,515   7,119   7,272   8,923
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
  period                                        $1.36    $1.08    $1.84    $1.72    $1.46    $1.31    $1.12   $0.80   $1.01   $1.00
Accumulation unit value at end of period        $1.56    $1.36    $1.08    $1.84    $1.72    $1.46    $1.31   $1.12   $0.80   $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                     295      303      421      523      522      532      451     276     182     147
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
  period                                        $1.32    $1.08    $1.89    $1.86    $1.64    $1.56    $1.50   $1.18   $1.53   $1.89
Accumulation unit value at end of period        $1.53    $1.32    $1.08    $1.89    $1.86    $1.64    $1.56   $1.50   $1.18   $1.53
Number of accumulation units outstanding at
  end of period (000 omitted)                   3,074    3,447    3,843    4,871    5,898    4,590    4,708   4,663   5,116   6,019
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (08/26/1999)
Accumulation unit value at beginning of
  period                                        $1.46    $0.96    $1.30    $1.30    $1.19    $1.16    $1.05   $0.85   $0.93   $0.90
Accumulation unit value at end of period        $1.64    $1.46    $0.96    $1.30    $1.30    $1.19    $1.16   $1.05   $0.85   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                   1,400    1,627    2,018    3,017    4,475    3,380    3,074   2,699   2,403   5,449
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
  period                                        $0.41    $0.31    $0.56    $0.55    $0.50    $0.47    $0.44   $0.37   $0.50   $0.74
Accumulation unit value at end of period        $0.48    $0.41    $0.31    $0.56    $0.55    $0.50    $0.47   $0.44   $0.37   $0.50
Number of accumulation units outstanding at
  end of period (000 omitted)                     198      308    1,533    1,159      411      413      471     499     270     228
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
  period                                        $1.14    $0.83    $1.36    $1.44    $1.31    $1.27    $1.09   $0.74   $0.91   $0.99
Accumulation unit value at end of period        $1.42    $1.14    $0.83    $1.36    $1.44    $1.31    $1.27   $1.09   $0.74   $0.91
Number of accumulation units outstanding at
  end of period (000 omitted)                      48       55       80       76       83       85       89     178      69      66
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
  period                                        $1.23    $1.18    $1.23    $1.19    $1.16    $1.16    $1.16   $1.16   $1.11   $1.06
Accumulation unit value at end of period        $1.25    $1.23    $1.18    $1.23    $1.19    $1.16    $1.16   $1.16   $1.16   $1.11
Number of accumulation units outstanding at
  end of period (000 omitted)                     270      386      453      403      471      469      521     466     520     259
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX I PORTFOLIO (10/02/2009)
Accumulation unit value at beginning of
  period                                        $1.08    $1.00       --       --       --       --       --      --      --      --
Accumulation unit value at end of period        $1.22    $1.08       --       --       --       --       --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      29       29       --       --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 56  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                              2010    2009     2008     2007     2006     2005     2004     2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $0.88    $0.70    $1.22    $1.11    $0.99    $0.94    $0.90   $0.74   $0.90   $1.00
Accumulation unit value at end of period        $1.00    $0.88    $0.70    $1.22    $1.11    $0.99    $0.94   $0.90   $0.74   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                     588      702      889    1,172    1,351    1,630    1,820   1,884   1,684   1,678
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $2.83    $2.05    $3.44    $3.02    $2.72    $2.33    $1.90   $1.39   $1.56   $1.64
Accumulation unit value at end of period        $3.59    $2.83    $2.05    $3.44    $3.02    $2.72    $2.33   $1.90   $1.39   $1.56
Number of accumulation units outstanding at
  end of period (000 omitted)                     509      594      687    1,049    1,401    1,747    1,964   2,236   2,384   2,142
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.03    $0.83    $1.49    $1.29    $1.11    $0.95    $0.85   $0.60   $0.76   $0.98
Accumulation unit value at end of period        $1.15    $1.03    $0.83    $1.49    $1.29    $1.11    $0.95   $0.85   $0.60   $0.76
Number of accumulation units outstanding at
  end of period (000 omitted)                     162      197      237      372      482      465      499     510     568     529
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.62    $1.38    $2.43    $3.11    $2.61    $2.34    $1.80   $1.34   $1.33   $1.25
Accumulation unit value at end of period        $1.93    $1.62    $1.38    $2.43    $3.11    $2.61    $2.34   $1.80   $1.34   $1.33
Number of accumulation units outstanding at
  end of period (000 omitted)                     310      433      475      605      706      734      760     676     542     325
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.47    $1.18    $1.91    $1.87    $1.60    $1.47    $1.32   $1.07   $1.23   $1.17
Accumulation unit value at end of period        $1.61    $1.47    $1.18    $1.91    $1.87    $1.60    $1.47   $1.32   $1.07   $1.23
Number of accumulation units outstanding at
  end of period (000 omitted)                   3,186    4,141    5,501    9,245   10,913   11,340   11,643   4,692     966     546
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                        $1.50    $1.11    $1.89    $1.66    $1.39    $1.28    $1.09   $0.84   $1.00      --
Accumulation unit value at end of period        $1.61    $1.50    $1.11    $1.89    $1.66    $1.39    $1.28   $1.09   $0.84      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     517      595      936    1,425    1,562    1,549    1,200   1,018     286      --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $0.86    $0.59    $1.02    $0.94    $0.88    $0.87    $0.81   $0.66   $0.88   $1.05
Accumulation unit value at end of period        $0.93    $0.86    $0.59    $1.02    $0.94    $0.88    $0.87   $0.81   $0.66   $0.88
Number of accumulation units outstanding at
  end of period (000 omitted)                     105      118      125      212      341      426      462     442     462     626
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $0.97    $0.77    $1.44    $1.35    $1.12    $1.00    $0.89   $0.67   $0.83   $1.08
Accumulation unit value at end of period        $1.06    $0.97    $0.77    $1.44    $1.35    $1.12    $1.00   $0.89   $0.67   $0.83
Number of accumulation units outstanding at
  end of period (000 omitted)                      37       40       80       83      135      191      137     125     113      84
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $0.82    $0.68    $1.10    $1.13    $1.02    $0.97    $0.85   $0.67   $0.87   $1.00
Accumulation unit value at end of period        $0.91    $0.82    $0.68    $1.10    $1.13    $1.02    $0.97   $0.85   $0.67   $0.87
Number of accumulation units outstanding at
  end of period (000 omitted)                     348      522      746    1,109    1,487    1,581    1,430   1,449   1,109   1,183
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (08/26/1999)
Accumulation unit value at beginning of
  period                                        $0.80    $0.67    $1.18    $1.07    $1.02    $0.95    $0.91   $0.71   $0.95   $1.26
Accumulation unit value at end of period        $0.91    $0.80    $0.67    $1.18    $1.07    $1.02    $0.95   $0.91   $0.71   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                     821    1,009    1,233    1,646    1,879    2,133    2,822   2,936   3,287   4,269
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.45    $1.03    $1.97    $1.80    $1.57    $1.45    $1.28   $0.96   $1.23   $1.36
Accumulation unit value at end of period        $1.69    $1.45    $1.03    $1.97    $1.80    $1.57    $1.45   $1.28   $0.96   $1.23
Number of accumulation units outstanding at
  end of period (000 omitted)                      97      110      137      240      334      404      610     634     620     592
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of
  period                                        $1.34    $1.06    $1.54    $1.45    $1.26    $1.21    $1.13   $0.92   $1.10   $1.45
Accumulation unit value at end of period        $1.45    $1.34    $1.06    $1.54    $1.45    $1.26    $1.21   $1.13   $0.92   $1.10
Number of accumulation units outstanding at
  end of period (000 omitted)                   2,967    3,385    4,142    5,535    7,315    3,274    4,188   4,903   5,619   6,927
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                        $0.55    $0.38    $0.69    $0.58    $0.52    $0.47    $0.39   $0.30   $0.42   $0.70
Accumulation unit value at end of period        $0.68    $0.55    $0.38    $0.69    $0.58    $0.52    $0.47   $0.39   $0.30   $0.42
Number of accumulation units outstanding at
  end of period (000 omitted)                     418      516      647      914    1,189    1,293    1,661   1,578   1,833   2,218
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                        $0.42    $0.27    $0.49    $0.41    $0.39    $0.35    $0.35   $0.25   $0.42   $0.68
Accumulation unit value at end of period        $0.52    $0.42    $0.27    $0.49    $0.41    $0.39    $0.35   $0.35   $0.25   $0.42
Number of accumulation units outstanding at
  end of period (000 omitted)                     240      270      246      411      658      843      717     751     779     878
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                        $0.59    $0.44    $0.74    $0.65    $0.60    $0.58    $0.57   $0.44   $0.61   $0.82
Accumulation unit value at end of period        $0.66    $0.59    $0.44    $0.74    $0.65    $0.60    $0.58   $0.57   $0.44   $0.61
Number of accumulation units outstanding at
  end of period (000 omitted)                     962   12,886   12,008    9,966    1,523    1,775    1,862   2,188   2,583   3,385
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  57

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                              2010    2009     2008     2007     2006     2005     2004     2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                        $1.35    $0.76    $1.62    $1.29    $0.89    $0.68    $0.58   $0.44   $0.60   $0.80
Accumulation unit value at end of period        $1.66    $1.35    $0.76    $1.62    $1.29    $0.89    $0.68   $0.58   $0.44   $0.60
Number of accumulation units outstanding at
  end of period (000 omitted)                     339      397      530      721    1,086    1,039      951   2,119   1,323   1,719
-----------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO - CLASS 1 SHARES (04/24/2009)
Accumulation unit value at beginning of
  period                                        $1.33    $1.00       --       --       --       --       --      --      --      --
Accumulation unit value at end of period        $1.48    $1.33       --       --       --       --       --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     188      204       --       --       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $0.97    $0.81    $1.30    $1.19    $0.99    $0.91    $0.80   $0.63   $0.72   $0.96
Accumulation unit value at end of period        $1.02    $0.97    $0.81    $1.30    $1.19    $0.99    $0.91   $0.80   $0.63   $0.72
Number of accumulation units outstanding at
  end of period (000 omitted)                      31       42       63      160      148      157      147     133      79      82
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $0.93    $0.74    $1.17    $1.19    $1.03    $1.01    $0.92   $0.75   $0.91   $1.00
Accumulation unit value at end of period        $1.04    $0.93    $0.74    $1.17    $1.19    $1.03    $1.01   $0.92   $0.75   $0.91
Number of accumulation units outstanding at
  end of period (000 omitted)                       9       14       14       94       97      104      127     133     122     168
-----------------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.65    $1.21    $2.01    $1.97    $1.73    $1.70    $1.37   $1.07   $1.27   $1.14
Accumulation unit value at end of period        $2.05    $1.65    $1.21    $2.01    $1.97    $1.73    $1.70   $1.37   $1.07   $1.27
Number of accumulation units outstanding at
  end of period (000 omitted)                     196      204      222      288      374      441      480     522     518     617
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.40    $0.87    $1.45    $1.44    $1.29    $1.24    $1.18   $0.89   $1.33   $1.42
Accumulation unit value at end of period        $1.88    $1.40    $0.87    $1.45    $1.44    $1.29    $1.24   $1.18   $0.89   $1.33
Number of accumulation units outstanding at
  end of period (000 omitted)                     436      512      578      690      956      994    1,044   1,301   1,252   1,506
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $0.93    $0.72    $1.14    $1.02    $0.94    $0.88    $0.77   $0.63   $0.85   $1.09
Accumulation unit value at end of period        $1.06    $0.93    $0.72    $1.14    $1.02    $0.94    $0.88   $0.77   $0.63   $0.85
Number of accumulation units outstanding at
  end of period (000 omitted)                     388      445      586      680      888    1,120    1,634   1,404   1,695   1,873
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.89    $1.44    $2.34    $1.85    $1.43    $1.24    $0.97   $0.72   $0.95   $1.27
Accumulation unit value at end of period        $2.12    $1.89    $1.44    $2.34    $1.85    $1.43    $1.24   $0.97   $0.72   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                     798      879      996    1,393    1,751    1,748    1,935   1,996   2,205   2,550
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
  period                                        $1.09    $0.85    $1.40    $1.51    $1.32    $1.28    $1.16   $0.93   $1.16   $1.26
Accumulation unit value at end of period        $1.22    $1.09    $0.85    $1.40    $1.51    $1.32    $1.28   $1.16   $0.93   $1.16
Number of accumulation units outstanding at
  end of period (000 omitted)                   1,063    1,414    1,861    2,565    3,460    4,185    4,645   5,239   5,706   6,280
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.11    $0.90    $1.63    $1.53    $1.21    $1.10    $0.96   $0.76   $0.93   $1.19
Accumulation unit value at end of period        $1.20    $1.11    $0.90    $1.63    $1.53    $1.21    $1.10   $0.96   $0.76   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                   1,199    1,363    1,487    1,885    2,110    2,185    2,258   2,177   1,856   1,775
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.02    $0.75    $1.32    $1.18    $0.95    $0.81    $0.73   $0.55   $0.65   $0.93
Accumulation unit value at end of period        $1.13    $1.02    $0.75    $1.32    $1.18    $0.95    $0.81   $0.73   $0.55   $0.65
Number of accumulation units outstanding at
  end of period (000 omitted)                     115      163      210      274      347      461      485   1,788     762   3,607
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $2.86    $1.84    $3.28    $3.20    $2.68    $2.44    $2.17   $1.48   $1.72   $1.34
Accumulation unit value at end of period        $3.67    $2.86    $1.84    $3.28    $3.20    $2.68    $2.44   $2.17   $1.48   $1.72
Number of accumulation units outstanding at
  end of period (000 omitted)                     138      151      204      286      398      446      505     510     369     267
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                        $2.70    $2.03    $2.82    $2.92    $2.57    $2.40    $1.95   $1.40   $1.65   $1.38
Accumulation unit value at end of period        $3.21    $2.70    $2.03    $2.82    $2.92    $2.57    $2.40   $1.95   $1.40   $1.65
Number of accumulation units outstanding at
  end of period (000 omitted)                     179      214      239      356      450      576      658     735     712     543
-----------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/02/2000)
Accumulation unit value at beginning of
  period                                        $2.04    $1.42    $2.56    $2.72    $2.39    $2.11    $1.79   $1.27   $1.44   $1.29
Accumulation unit value at end of period        $2.29    $2.04    $1.42    $2.56    $2.72    $2.39    $2.11   $1.79   $1.27   $1.44
Number of accumulation units outstanding at
  end of period (000 omitted)                      90      129      203      332      481      577      705     786     539     557
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.97    $1.33    $2.49    $2.17    $1.60    $1.34    $1.04   $0.71   $0.83   $1.07
Accumulation unit value at end of period        $2.43    $1.97    $1.33    $2.49    $2.17    $1.60    $1.34   $1.04   $0.71   $0.83
Number of accumulation units outstanding at
  end of period (000 omitted)                     215    1,491    2,249    1,387      742      484      439   2,509     479     523
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 58  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                              2010    2009     2008     2007     2006     2005     2004     2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/22/1999)
Accumulation unit value at beginning of
  period                                        $1.57    $1.12    $1.88    $1.81    $1.70    $1.55    $1.33   $0.94   $1.15   $1.04
Accumulation unit value at end of period        $1.91    $1.57    $1.12    $1.88    $1.81    $1.70    $1.55   $1.33   $0.94   $1.15
Number of accumulation units outstanding at
  end of period (000 omitted)                     787    2,050    2,146    1,967    1,384    1,171      455     382     351     268
-----------------------------------------------------------------------------------------------------------------------------------







--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  59

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2010...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
 60  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 333-3437

           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.


      (C)2008-2011 RiverSource Life Insurance Company. All rights reserved.



43444 T (4/11)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR




                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                 EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY

                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                 EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY

                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

               RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY

                 RIVERSOURCE(R) BUILDER SELECT VARIABLE ANNUITY

                 RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY

                   RIVERSOURCE(R) FLEXCHOICE VARIABLE ANNUITY

                RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY

                 RIVERSOURCE(R) GALAXY PREMIER VARIABLE ANNUITY


                   RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY


               RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY

               RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY

           RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY

                  RIVERSOURCE(R) NEW SOLUTIONS VARIABLE ANNUITY

                    RIVERSOURCE(R) PINNACLE VARIABLE ANNUITY

                    RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY

                RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY

                  RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY

              RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY

                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

                WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY

                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

                WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY

            WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY


                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
            (previously American Enterprise Variable Annuity Account)


                                 APRIL 29, 2011


RiverSource Variable Annuity Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437


S-6318 K (4/11)

TABLE OF CONTENTS


Calculating Annuity Payouts.....................................................   p.   3
Rating Agencies.................................................................   p.   4
Revenues Received During Calendar Year 2010.....................................   p.   4
Principal Underwriter...........................................................   p.   5
Independent Registered Public Accounting Firm...................................   p.   5
Condensed Financial Information (Unaudited).....................................   p.   6
Financial Statements





 2    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.

To calculate your annuity payouts we:

- take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, contact your investment professional. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2010



The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2010. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



--------------------------------------------------------------------------------------------
Affiliated Funds*                                                            $228,088,727.84
Oppenheimer Variable Account Funds                                           $ 15,628,735.56
Fidelity(R) Variable Insurance Products                                      $ 14,724,257.96
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance
  Funds                                                                      $ 11,870,799.94
Janus Aspen Series                                                           $  6,582,362.41
AllianceBernstein Variable Products Series Fund, Inc.                        $  5,575,475.35
Wells Fargo Advantage Variable Trust Funds                                   $  5,074,972.89
PIMCO Variable Insurance Trust                                               $  5,059,767.06
Franklin(R) Templeton(R) Variable Insurance Products Trust                   $  4,281,966.04
Eaton Vance Variable Trust                                                   $  3,798,366.80
American Century(R) Variable Portfolios, Inc.                                $  3,762,399.53
Goldman Sachs Variable Insurance Trust                                       $  3,644,842.55
MFS(R) Variable Insurance Trust(SM)                                          $  2,954,011.59
Morgan Stanley UIF                                                           $  1,888,990.85
Putnam Variable Trust                                                        $  1,013,384.89
Neuberger Berman Advisers Management Trust                                   $    989,755.86
Credit Suisse Trust                                                          $    841,648.92
Royce Capital Fund                                                           $    330,694.17
Third Avenue Variable Series Trust                                           $    301,521.50
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund               $    124,287.46
Calvert Variable Series, Inc.                                                $    118,238.87
Legg Mason Partners Variable Portfolios                                      $     38,989.33
Lazard Retirement Series, Inc.                                               $      2,317.20
Lincoln Variable Insurance Products Trust                                    $      1,898.72
J.P. Morgan Series Trust II                                                  $      1,552.86
--------------------------------------------------------------------------------------------




   * Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II (previously RiverSource Variable Series Trust) and Wanger Advisors Trust.



 4    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which it offers on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Distributors and whose personnel are legally authorized to sell annuity products. Both RiverSource Distributors and RiverSource Life are ultimately controlled by Ameriprise Financial, Inc. The principal business address of RiverSource Distributors, Inc. is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.



RiverSource Distributors retains no underwriting commissions from the sale of the contracts. The aggregate dollar amount of underwriting commission paid to RiverSource Distributors in 2010 was $391,347,519; in 2009 was $307,628,681; and in 2008 was $383,542,107.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of RiverSource Life Insurance Company at Dec. 31, 2010 and 2009, and for each of the three years in the period ended
Dec. 31, 2010, and the individual financial statements of the segregated asset divisions of RiverSource Variable Annuity Account, sponsored by RiverSource Life Insurance Company, at Dec. 31, 2010, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    5

CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.


VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                              2010    2009   2008   2007   2006   2005   2004   2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period   $1.01  $0.82  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.11  $1.01  $0.82     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          5     17     32     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period   $0.45  $0.30  $0.57  $0.48  $0.45  $0.44  $0.42  $0.30  $0.51  $0.69
Accumulation unit value at end of period         $0.53  $0.45  $0.30  $0.57  $0.48  $0.45  $0.44  $0.42  $0.30  $0.51
Number of accumulation units outstanding at
end of period (000 omitted)                         80    126    156    276    482    552    588    655    372    364
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period   $0.93  $0.78  $1.33  $1.28  $1.11  $1.07  $0.97  $0.74  $0.97  $0.97
Accumulation unit value at end of period         $1.04  $0.93  $0.78  $1.33  $1.28  $1.11  $1.07  $0.97  $0.74  $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                        416    688  1,006  1,348  1,482  1,471  1,573  1,510  1,341    640
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/30/2009)
Accumulation unit value at beginning of period   $1.01  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.04  $1.01     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         18      7     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period   $0.60  $0.44  $0.74  $0.66  $0.67  $0.59  $0.55  $0.45  $0.65  $0.80
Accumulation unit value at end of period         $0.65  $0.60  $0.44  $0.74  $0.66  $0.67  $0.59  $0.55  $0.45  $0.65
Number of accumulation units outstanding at
end of period (000 omitted)                        210    363    517    863    934    882    881    893  1,003    741
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (11/30/2009)
Accumulation unit value at beginning of period   $1.05  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.24  $1.05     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/30/2009)
Accumulation unit value at beginning of period   $1.03  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.19  $1.03     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/30/2009)
Accumulation unit value at beginning of period   $1.03  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.15  $1.03     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period   $1.02  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.13  $1.02     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (11/30/2009)
Accumulation unit value at beginning of period   $1.02  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.22  $1.02     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         45     20     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period   $1.01  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.13  $1.01     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period   $1.06  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.33  $1.06     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         30     14     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (11/30/2009)
Accumulation unit value at beginning of period   $1.03  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.19  $1.03     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.02  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.11  $1.02     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



 6    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009   2008   2007   2006   2005   2004   2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.02  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.05  $1.02     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (11/30/2009)
Accumulation unit value at beginning of period   $1.02  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.11  $1.02     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         19      6     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $1.25  $0.93  $1.64  $1.41  $1.27  $1.10  $0.96  $0.76  $0.85  $0.97
Accumulation unit value at end of period         $1.45  $1.25  $0.93  $1.64  $1.41  $1.27  $1.10  $0.96  $0.76  $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                        126    184    341    843    953  1,030    993    957    633    232
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $1.41  $1.05  $1.85  $1.59  $1.44  $1.25  $1.10  $0.86  $1.00     --
Accumulation unit value at end of period         $1.63  $1.41  $1.05  $1.85  $1.59  $1.44  $1.25  $1.10  $0.86     --
Number of accumulation units outstanding at
end of period (000 omitted)                        873  1,505  1,719  1,897  2,032  2,013  1,844  1,212    209     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $0.91  $0.72  $1.38  $1.10  $1.05  $1.00  $0.98  $0.75  $1.00     --
Accumulation unit value at end of period         $1.12  $0.91  $0.72  $1.38  $1.10  $1.05  $1.00  $0.98  $0.75     --
Number of accumulation units outstanding at
end of period (000 omitted)                         48     79    113    149    130    135    139    127     18     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $1.21  $0.85  $1.14  $1.12  $1.02  $1.01  $0.93  $0.74  $0.72  $0.83
Accumulation unit value at end of period         $1.36  $1.21  $0.85  $1.14  $1.12  $1.02  $1.01  $0.93  $0.74  $0.72
Number of accumulation units outstanding at
end of period (000 omitted)                         80    148    259    264    215    219    215    204    114    104
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period   $0.99  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06  $0.99     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         28      9     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $2.16  $1.56  $2.61  $2.28  $2.04  $1.75  $1.41  $1.03  $1.16  $1.21
Accumulation unit value at end of period         $2.76  $2.16  $1.56  $2.61  $2.28  $2.04  $1.75  $1.41  $1.03  $1.16
Number of accumulation units outstanding at
end of period (000 omitted)                         71    129    238    505    657    667    728    693    699    468
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $1.76  $1.27  $2.13  $1.86  $1.68  $1.43  $1.16  $0.85  $1.00     --
Accumulation unit value at end of period         $2.24  $1.76  $1.27  $2.13  $1.86  $1.68  $1.43  $1.16  $0.85     --
Number of accumulation units outstanding at
end of period (000 omitted)                        350    628    721    821    841    769    737    543     94     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $1.32  $1.06  $1.90  $1.64  $1.41  $1.20  $1.07  $0.75  $1.00     --
Accumulation unit value at end of period         $1.47  $1.32  $1.06  $1.90  $1.64  $1.41  $1.20  $1.07  $0.75     --
Number of accumulation units outstanding at
end of period (000 omitted)                         62    122    147    189    159    108     64     53     23     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $1.16  $0.98  $1.72  $2.20  $1.84  $1.64  $1.26  $0.93  $1.00     --
Accumulation unit value at end of period         $1.39  $1.16  $0.98  $1.72  $2.20  $1.84  $1.64  $1.26  $0.93     --
Number of accumulation units outstanding at
end of period (000 omitted)                         76     95     90    106    130    125     99     68     14     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period   $1.04  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.16  $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          2     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $1.31  $1.02  $1.54  $1.60  $1.38  $1.28  $1.05  $0.80  $1.00     --
Accumulation unit value at end of period         $1.66  $1.31  $1.02  $1.54  $1.60  $1.38  $1.28  $1.05  $0.80     --
Number of accumulation units outstanding at
end of period (000 omitted)                        114    219    285    324    313    315    231    169     24     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period   $0.79  $0.56  $0.98  $0.89  $0.83  $0.80  $0.72  $0.53  $0.75  $0.90
Accumulation unit value at end of period         $1.00  $0.79  $0.56  $0.98  $0.89  $0.83  $0.80  $0.72  $0.53  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                        284    441    623    769    877    916    978    712    656    312
-------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period   $1.43  $1.14  $1.84  $1.79  $1.53  $1.40  $1.25  $1.01  $1.16  $1.09
Accumulation unit value at end of period         $1.57  $1.43  $1.14  $1.84  $1.79  $1.53  $1.40  $1.25  $1.01  $1.16
Number of accumulation units outstanding at
end of period (000 omitted)                      1,184  1,983  2,405  3,218  3,435  3,555  3,640  2,566    753     61
-------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    7

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009   2008   2007   2006   2005   2004   2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period   $2.40  $1.40  $2.99  $2.35  $1.85  $1.47  $1.19  $0.79  $0.80  $0.87
Accumulation unit value at end of period         $2.79  $2.40  $1.40  $2.99  $2.35  $1.85  $1.47  $1.19  $0.79  $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     22     41     22     10      6     --      9      9
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period   $1.26  $0.93  $1.57  $1.38  $1.14  $1.05  $0.89  $0.68  $0.85  $1.02
Accumulation unit value at end of period         $1.35  $1.26  $0.93  $1.57  $1.38  $1.14  $1.05  $0.89  $0.68  $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                        251    583    835  1,046  1,146  1,113  1,058    734    513    324
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period   $1.01  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.14  $1.01     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         28      9     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period   $1.02  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.09  $1.02     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.05  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.30  $1.05     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         11      5     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.02  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.14  $1.02     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of period   $0.90  $0.61  $1.29  $1.28  $1.15  $1.10  $1.00  $0.76  $1.00     --
Accumulation unit value at end of period         $0.95  $0.90  $0.61  $1.29  $1.28  $1.15  $1.10  $1.00  $0.76     --
Number of accumulation units outstanding at
end of period (000 omitted)                        468    748    743    806    813    843    909    623    113     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
Accumulation unit value at beginning of period   $0.60  $0.50  $0.88  $0.79  $0.75  $0.70  $0.66  $0.52  $0.69  $0.91
Accumulation unit value at end of period         $0.68  $0.60  $0.50  $0.88  $0.79  $0.75  $0.70  $0.66  $0.52  $0.69
Number of accumulation units outstanding at
end of period (000 omitted)                         65     74    168    258    299    337    331    410    506    646
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.10  $0.92  $1.62  $1.47  $1.40  $1.30  $1.24  $0.97  $1.00     --
Accumulation unit value at end of period         $1.26  $1.10  $0.92  $1.62  $1.47  $1.40  $1.30  $1.24  $0.97     --
Number of accumulation units outstanding at
end of period (000 omitted)                          6      6      6     15     11     11     11     12     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.15  $0.82  $1.56  $1.43  $1.24  $1.15  $1.00  $0.75  $1.00     --
Accumulation unit value at end of period         $1.35  $1.15  $0.82  $1.56  $1.43  $1.24  $1.15  $1.00  $0.75     --
Number of accumulation units outstanding at
end of period (000 omitted)                         42     72     64     58     59     56     51     62     30     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period   $1.02  $0.80  $1.16  $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.11  $1.02  $0.80  $1.16  $1.08     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         33     39     86    148    254     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period   $1.01  $0.80  $1.16  $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.09  $1.01  $0.80  $1.16  $1.08     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          2      9     30     19     24     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.04  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.09  $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          2     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.03  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.14  $1.03     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         36     15     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.37  $1.08  $1.69  $1.75  $1.52  $1.48  $1.27  $0.98  $1.00     --
Accumulation unit value at end of period         $1.57  $1.37  $1.08  $1.69  $1.75  $1.52  $1.48  $1.27  $0.98     --
Number of accumulation units outstanding at
end of period (000 omitted)                         77    120    113    111    125    144    139     57      1     --
-------------------------------------------------------------------------------------------------------------------------



 8    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009   2008   2007   2006   2005   2004   2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.44  $1.17  $1.74  $1.72  $1.49  $1.38  $1.22  $0.96  $1.00     --
Accumulation unit value at end of period         $1.59  $1.44  $1.17  $1.74  $1.72  $1.49  $1.38  $1.22  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                        216    263    304    334    329    325    275     74      2     --
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.04  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.17  $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         39     17     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (11/30/2009)
Accumulation unit value at beginning of period   $1.07  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.33  $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $0.68  $0.50  $0.80  $0.72  $0.68  $0.66  $0.61  $0.50  $0.71  $0.95
Accumulation unit value at end of period         $0.76  $0.68  $0.50  $0.80  $0.72  $0.68  $0.66  $0.61  $0.50  $0.71
Number of accumulation units outstanding at
end of period (000 omitted)                        128    327    449    370    419    500    482    515    421    326
-------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $1.01  $0.63  $1.05  $1.03  $0.92  $0.89  $0.84  $0.64  $0.95  $1.01
Accumulation unit value at end of period         $1.36  $1.01  $0.63  $1.05  $1.03  $0.92  $0.89  $0.84  $0.64  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                        137    197    204    314    454    474    495    388    165    115
-------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $1.35  $1.16  $1.51  $1.47  $1.33  $1.31  $1.19  $1.04  $1.10  $1.12
Accumulation unit value at end of period         $1.47  $1.35  $1.16  $1.51  $1.47  $1.33  $1.31  $1.19  $1.04  $1.10
Number of accumulation units outstanding at
end of period (000 omitted)                      1,080  1,849  2,581  3,209  3,243  3,188  2,934  2,457  1,585    792
-------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at beginning of period   $2.31  $1.76  $2.85  $2.26  $1.74  $1.51  $1.17  $0.87  $1.00     --
Accumulation unit value at end of period         $2.60  $2.31  $1.76  $2.85  $2.26  $1.74  $1.51  $1.17  $0.87     --
Number of accumulation units outstanding at
end of period (000 omitted)                         23     33     60    136    124     98     53     40     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.03  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.25  $1.03     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          7      3     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (11/30/2009)
Accumulation unit value at beginning of period   $1.03  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.35  $1.03     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.80  $1.41  $2.30  $2.80  $2.05  $1.77  $1.31  $0.96  $1.00     --
Accumulation unit value at end of period         $2.31  $1.80  $1.41  $2.30  $2.80  $2.05  $1.77  $1.31  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                          4      4      4     27     39     45     22     18     --     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.03  $0.72  $1.34  $1.19  $1.11  $1.07  $1.01  $0.78  $1.00     --
Accumulation unit value at end of period         $1.11  $1.03  $0.72  $1.34  $1.19  $1.11  $1.07  $1.01  $0.78     --
Number of accumulation units outstanding at
end of period (000 omitted)                        217    274    315    318    339    399    377    130      9     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.44  $1.04  $1.76  $1.68  $1.44  $1.28  $1.09  $0.77  $1.00     --
Accumulation unit value at end of period         $1.64  $1.44  $1.04  $1.76  $1.68  $1.44  $1.28  $1.09  $0.77     --
Number of accumulation units outstanding at
end of period (000 omitted)                        110    210    287    384    376    391    303    154     25     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.50  $1.28  $1.51  $1.39  $1.31  $1.29  $1.20  $1.04  $1.00     --
Accumulation unit value at end of period         $1.70  $1.50  $1.28  $1.51  $1.39  $1.31  $1.29  $1.20  $1.04     --
Number of accumulation units outstanding at
end of period (000 omitted)                        704  1,221  1,572  1,717  1,600  1,586  1,442    995     38     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period   $0.36  $0.29  $1.36  $1.38  $1.28  $1.27  $1.18  $0.96  $1.00     --
Accumulation unit value at end of period         $0.41  $0.36  $0.29  $1.36  $1.38  $1.28  $1.27  $1.18  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                        280    539    351    422    402    397    349    301     18     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.34  $0.99  $1.61  $1.65  $1.45  $1.34  $1.13  $0.79  $1.00     --
Accumulation unit value at end of period         $1.63  $1.34  $0.99  $1.61  $1.65  $1.45  $1.34  $1.13  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                        117    205    221    249    248    220    170    121     33     --
-------------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    9

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009   2008   2007   2006   2005   2004   2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (11/30/2009)
Accumulation unit value at beginning of period   $0.99  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.11  $0.99     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         24     12     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.39  $1.12  $1.36  $1.38  $1.36  $1.21  $1.14  $0.98  $1.00     --
Accumulation unit value at end of period         $1.41  $1.39  $1.12  $1.36  $1.38  $1.36  $1.21  $1.14  $0.98     --
Number of accumulation units outstanding at
end of period (000 omitted)                          3      8      8     18     27     28     22     20     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of period   $0.96  $0.74  $1.22  $1.32  $1.15  $1.10  $1.00  $0.79  $0.99  $1.07
Accumulation unit value at end of period         $1.08  $0.96  $0.74  $1.22  $1.32  $1.15  $1.10  $1.00  $0.79  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                        163    212    278    376    343    383    455    530    379    287
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.20  $0.97  $1.76  $1.64  $1.29  $1.17  $1.01  $0.80  $1.00     --
Accumulation unit value at end of period         $1.31  $1.20  $0.97  $1.76  $1.64  $1.29  $1.17  $1.01  $0.80     --
Number of accumulation units outstanding at
end of period (000 omitted)                        210    300    325    392    419    350    360    178     33     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of period   $0.87  $0.63  $1.11  $0.99  $0.79  $0.68  $0.60  $0.46  $0.53  $0.76
Accumulation unit value at end of period         $0.96  $0.87  $0.63  $1.11  $0.99  $0.79  $0.68  $0.60  $0.46  $0.53
Number of accumulation units outstanding at
end of period (000 omitted)                         --     16     41    137    238    250    217    209    232    199
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.13     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         21     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of period   $0.98  $0.74  $1.22  $1.22  $1.11  $1.07  $1.00  $0.81  $1.00     --
Accumulation unit value at end of period         $1.13  $0.98  $0.74  $1.22  $1.22  $1.11  $1.07  $1.00  $0.81     --
Number of accumulation units outstanding at
end of period (000 omitted)                          3      3      3      3      3      3      6      4      1     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of period   $0.97  $0.79  $1.13  $1.13  $0.99  $0.97  $0.89  $0.75  $0.87  $0.98
Accumulation unit value at end of period         $1.08  $0.97  $0.79  $1.13  $1.13  $0.99  $0.97  $0.89  $0.75  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                         74    235    277    225     58     73     48     49     39    116
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of period   $1.15  $1.16  $1.15  $1.10  $1.07  $1.05  $1.05  $1.06  $1.06  $1.03
Accumulation unit value at end of period         $1.14  $1.15  $1.16  $1.15  $1.10  $1.07  $1.05  $1.05  $1.06  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                        576    492    720  1,135    646    695    691    813    697    554
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of period   $1.27  $1.12  $1.21  $1.16  $1.13  $1.11  $1.08  $1.04  $1.00     --
Accumulation unit value at end of period         $1.37  $1.27  $1.12  $1.21  $1.16  $1.13  $1.11  $1.08  $1.04     --
Number of accumulation units outstanding at
end of period (000 omitted)                        645    713    743  1,355  1,120  1,133  1,115    572     63     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of period   $1.36  $1.08  $1.83  $1.71  $1.44  $1.28  $1.10  $0.78  $1.00     --
Accumulation unit value at end of period         $1.57  $1.36  $1.08  $1.83  $1.71  $1.44  $1.28  $1.10  $0.78     --
Number of accumulation units outstanding at
end of period (000 omitted)                        223    356    367    455    367    326    294    140     26     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period   $0.78  $0.63  $1.10  $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.90  $0.78  $0.63  $1.10  $1.08     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        203    307    325    354    377     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $0.98  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.01  $0.98     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         46     17     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.03  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.16  $1.03     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.02  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.14  $1.02     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         37     15     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



 10    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009   2008   2007   2006   2005   2004   2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of period   $1.43  $0.89  $1.62  $1.44  $1.46  $1.33  $1.24  $1.02  $1.00     --
Accumulation unit value at end of period         $1.79  $1.43  $0.89  $1.62  $1.44  $1.46  $1.33  $1.24  $1.02     --
Number of accumulation units outstanding at
end of period (000 omitted)                          1      1      1      1      1      1      1      1     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.05  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.28  $1.05     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of period   $0.81  $0.65  $1.04  $1.00  $0.88  $0.85  $0.78  $0.61  $0.80  $0.92
Accumulation unit value at end of period         $0.92  $0.81  $0.65  $1.04  $1.00  $0.88  $0.85  $0.78  $0.61  $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                        404    521    683    746    811    799    771    748    360    112
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of period   $1.27  $1.22  $1.26  $1.21  $1.18  $1.17  $1.17  $1.17  $1.11  $1.06
Accumulation unit value at end of period         $1.29  $1.27  $1.22  $1.26  $1.21  $1.18  $1.17  $1.17  $1.17  $1.11
Number of accumulation units outstanding at
end of period (000 omitted)                        313    373    561    759    861    873    916    849    645     30
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of period   $0.95  $0.70  $1.27  $1.24  $1.13  $1.05  $0.98  $0.81  $1.00     --
Accumulation unit value at end of period         $1.10  $0.95  $0.70  $1.27  $1.24  $1.13  $1.05  $0.98  $0.81     --
Number of accumulation units outstanding at
end of period (000 omitted)                          6      7     24     30     33     24     28     24     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of period   $1.24  $0.90  $1.48  $1.56  $1.41  $1.36  $1.16  $0.79  $0.96  $1.04
Accumulation unit value at end of period         $1.56  $1.24  $0.90  $1.48  $1.56  $1.41  $1.36  $1.16  $0.79  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                         --      9     12     16     22     23     26     15     14      2
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.04  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.24  $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         12      5     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.02  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.15  $1.02     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.12     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     13,419     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.12     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     15,181     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.04     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      5,530     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.04     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      2,526     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.03  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.13  $1.03     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         48     20     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period   $1.07  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.29  $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.09     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     56,613     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    11

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009   2008   2007   2006   2005   2004   2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.09     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     57,303     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.11     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     40,503     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.11     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     41,590     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     12,869     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     16,063     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of period   $1.38  $1.02  $1.50  $1.59  $1.34  $1.28  $1.08  $0.79  $1.00     --
Accumulation unit value at end of period         $1.69  $1.38  $1.02  $1.50  $1.59  $1.34  $1.28  $1.08  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                         45     62     68     80     78     77     86     54     21     --
-------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/30/2009)
Accumulation unit value at beginning of period   $1.03  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.27  $1.03     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         15      5     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WANGER USA (11/30/2009)
Accumulation unit value at beginning of period   $1.08  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.32  $1.08     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         10      5     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of period   $1.22  $0.91  $1.37  $1.28  $1.14  $1.06  $0.98  $0.76  $0.91  $1.04
Accumulation unit value at end of period         $1.41  $1.22  $0.91  $1.37  $1.28  $1.14  $1.06  $0.98  $0.76  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                         21     27     40     66     76     85    109     78     92     83
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period   $1.52  $1.13  $1.70  $1.59  $1.43  $1.33  $1.23  $0.96  $1.00     --
Accumulation unit value at end of period         $1.75  $1.52  $1.13  $1.70  $1.59  $1.43  $1.33  $1.23  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                        418    470    528    565    584    567    267    152      3     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of period   $1.31  $1.14  $1.97  $1.73  $1.42  $1.23  $1.05  $1.00     --     --
Accumulation unit value at end of period         $1.51  $1.31  $1.14  $1.97  $1.73  $1.42  $1.23  $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         20     31    105    196    180    142    109     57     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period   $1.49  $1.30  $2.25  $1.98  $1.63  $1.42  $1.21  $0.93  $1.00     --
Accumulation unit value at end of period         $1.72  $1.49  $1.30  $2.25  $1.98  $1.63  $1.42  $1.21  $0.93     --
Number of accumulation units outstanding at
end of period (000 omitted)                        192    237    227    294    327    333    336    225     31     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of period   $0.92  $0.65  $0.90  $0.81  $0.77  $0.75  $0.71  $0.51  $0.69  $0.82
Accumulation unit value at end of period         $1.09  $0.92  $0.65  $0.90  $0.81  $0.77  $0.75  $0.71  $0.51  $0.69
Number of accumulation units outstanding at
end of period (000 omitted)                         71     95    149    195    256    264    332    414    338    422
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period   $1.71  $1.20  $1.68  $1.52  $1.45  $1.41  $1.33  $0.96  $1.00     --
Accumulation unit value at end of period         $2.03  $1.71  $1.20  $1.68  $1.52  $1.45  $1.41  $1.33  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                        292    314    348    449    462    480    368    237     86     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.28     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         65     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



 12    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009   2008   2007   2006   2005   2004   2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (07/16/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.22     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         38     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.22     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        350     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period   $1.00     --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.00     --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        469     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------






                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    13

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                               2010    2009    2008    2007    2006
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period                    $1.01   $0.82   $1.00      --     --
Accumulation unit value at end of period                          $1.11   $1.01   $0.82      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                    $0.91   $0.60   $1.16   $1.00     --
Accumulation unit value at end of period                          $1.07   $0.91   $0.60   $1.16     --
Number of accumulation units outstanding at end of period (000
omitted)                                                             10      10      --      --     --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of period                    $0.80   $0.67   $1.15   $1.11  $1.00
Accumulation unit value at end of period                          $0.89   $0.80   $0.67   $1.15  $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                             71      36      20       9      3
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of period                    $0.72   $0.54   $1.17   $1.12  $1.00
Accumulation unit value at end of period                          $0.74   $0.72   $0.54   $1.17  $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                            193  14,182  15,838   6,819  2,227
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                    $1.17   $1.08   $1.10   $1.02  $1.00
Accumulation unit value at end of period                          $1.22   $1.17   $1.08   $1.10  $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                    $0.91   $0.69   $1.26   $1.08  $1.00
Accumulation unit value at end of period                          $1.02   $0.91   $0.69   $1.26  $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                    $0.86   $0.67   $0.90   $1.00     --
Accumulation unit value at end of period                          $1.02   $0.86   $0.67   $0.90     --
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of period                    $0.89   $0.67   $1.15   $0.97  $1.00
Accumulation unit value at end of period                          $1.02   $0.89   $0.67   $1.15  $0.97
Number of accumulation units outstanding at end of period (000
omitted)                                                              8      11      11      22  4,219
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                    $0.90   $0.76   $1.05   $1.12  $1.00
Accumulation unit value at end of period                          $1.01   $0.90   $0.76   $1.05  $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                              6       7      --      --     --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $1.14   $0.80   $1.08   $1.07  $1.00
Accumulation unit value at end of period                          $1.26   $1.14   $0.80   $1.08  $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                             43      35      18      27  1,524
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period                    $0.85   $0.67   $1.13   $1.00     --
Accumulation unit value at end of period                          $1.02   $0.85   $0.67   $1.13     --
Number of accumulation units outstanding at end of period (000
omitted)                                                            307  34,403  19,916   9,765     --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period                    $0.79   $0.58   $1.14   $1.00     --
Accumulation unit value at end of period                          $0.89   $0.79   $0.58   $1.14     --
Number of accumulation units outstanding at end of period (000
omitted)                                                             39      39      32      20     --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $0.88   $0.71   $1.00   $1.04  $1.00
Accumulation unit value at end of period                          $1.10   $0.88   $0.71   $1.00  $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                            199  24,798  13,624   7,836      5
----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                    $0.86   $0.72   $1.10   $1.00     --
Accumulation unit value at end of period                          $0.99   $0.86   $0.72   $1.10     --
Number of accumulation units outstanding at end of period (000
omitted)                                                             18       4      --      --     --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $0.78   $0.58   $0.99   $0.98  $1.00
Accumulation unit value at end of period                          $0.98   $0.78   $0.58   $0.99  $0.98
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------



 14    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2010    2009    2008    2007    2006
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $1.00   $0.64   $1.11   $0.98  $1.00
Accumulation unit value at end of period                          $1.28   $1.00   $0.64   $1.11  $0.98
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --       2    950
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $0.99   $0.82   $1.18   $1.12  $1.00
Accumulation unit value at end of period                          $1.13   $0.99   $0.82   $1.18  $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.77   $0.62   $1.10   $1.00     --
Accumulation unit value at end of period                          $0.84   $0.77   $0.62   $1.10     --
Number of accumulation units outstanding at end of period (000
omitted)                                                             13      14       3       2     --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $0.88   $0.68   $1.10   $1.07  $1.00
Accumulation unit value at end of period                          $0.90   $0.88   $0.68   $1.10  $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                              8       5      --      --     --
----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                    $1.02   $0.71   $0.99   $1.00     --
Accumulation unit value at end of period                          $1.10   $1.02   $0.71   $0.99     --
Number of accumulation units outstanding at end of period (000
omitted)                                                            121  13,404   8,170   4,857     --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $0.91   $0.68   $1.20   $1.03  $1.00
Accumulation unit value at end of period                          $1.05   $0.91   $0.68   $1.20  $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            243   7,928  17,964  12,765  9,751
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $0.84   $0.66   $1.27   $1.01  $1.00
Accumulation unit value at end of period                          $1.03   $0.84   $0.66   $1.27  $1.01
Number of accumulation units outstanding at end of period (000
omitted)                                                              5       5       2       5      5
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $1.17   $1.02   $1.07   $1.04  $1.00
Accumulation unit value at end of period                          $1.24   $1.17   $1.02   $1.07  $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                            238  16,651  11,995   8,725    859
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $0.94   $0.68   $1.13   $0.99  $1.00
Accumulation unit value at end of period                          $1.19   $0.94   $0.68   $1.13  $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                            135   9,053  11,273   4,921  1,866
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $0.85   $0.68   $1.22   $1.05  $1.00
Accumulation unit value at end of period                          $0.94   $0.85   $0.68   $1.22  $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                             30     906   1,281   1,053    434
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $0.60   $0.51   $0.90   $1.15  $1.00
Accumulation unit value at end of period                          $0.72   $0.60   $0.51   $0.90  $1.15
Number of accumulation units outstanding at end of period (000
omitted)                                                              3     233     364     498      1
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $1.07   $0.79   $1.14   $1.11  $1.00
Accumulation unit value at end of period                          $1.19   $1.07   $0.79   $1.14  $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                            240     181     120     132      6
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $0.87   $0.75   $1.03   $1.07  $1.00
Accumulation unit value at end of period                          $1.03   $0.87   $0.75   $1.03  $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                             27      27      27      27      1
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $0.88   $0.62   $1.09   $0.99  $1.00
Accumulation unit value at end of period                          $1.12   $0.88   $0.62   $1.09  $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                              3       3       3       3      2
----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $0.87   $0.70   $1.12   $1.09  $1.00
Accumulation unit value at end of period                          $0.96   $0.87   $0.70   $1.12  $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                             63      66      66      83  2,313
----------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    15

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2010    2009    2008    2007    2006
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $1.42   $1.21   $1.15   $1.05  $1.00
Accumulation unit value at end of period                          $1.61   $1.42   $1.21   $1.15  $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                            238  14,147  11,041   9,216  3,787
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $0.83   $0.64   $1.12   $1.11  $1.00
Accumulation unit value at end of period                          $0.88   $0.83   $0.64   $1.12  $1.11
Number of accumulation units outstanding at end of period (000
omitted)                                                            139     160     105     116      1
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $0.90   $0.69   $1.10   $1.08  $1.00
Accumulation unit value at end of period                          $1.12   $0.90   $0.69   $1.10  $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                            110   7,647   7,744   5,921  3,150
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.70   $0.59   $0.94   $1.00     --
Accumulation unit value at end of period                          $0.79   $0.70   $0.59   $0.94     --
Number of accumulation units outstanding at end of period (000
omitted)                                                             15      16       3       2     --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $0.74   $0.51   $1.06   $1.06  $1.00
Accumulation unit value at end of period                          $0.78   $0.74   $0.51   $1.06  $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $0.74   $0.62   $1.09   $0.99  $1.00
Accumulation unit value at end of period                          $0.84   $0.74   $0.62   $1.09  $0.99
Number of accumulation units outstanding at end of period (000
omitted)                                                             32   1,288   1,224   1,210    493
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $0.81   $0.58   $1.11   $1.01  $1.00
Accumulation unit value at end of period                          $0.95   $0.81   $0.58   $1.11  $1.01
Number of accumulation units outstanding at end of period (000
omitted)                                                             --       3      --      --     --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.92   $0.73   $1.03   $1.00     --
Accumulation unit value at end of period                          $0.95   $0.92   $0.73   $1.03     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              5       8      --      --     --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.82   $0.61   $1.05   $1.00     --
Accumulation unit value at end of period                          $0.91   $0.82   $0.61   $1.05     --
Number of accumulation units outstanding at end of period (000
omitted)                                                            214  27,658   9,069   4,018     --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $1.02   $0.80   $1.13   $1.04  $1.00
Accumulation unit value at end of period                          $1.15   $1.02   $0.80   $1.13  $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $0.85   $0.67   $1.06   $1.09  $1.00
Accumulation unit value at end of period                          $0.98   $0.85   $0.67   $1.06  $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                            126  11,689  12,787   7,163  5,339
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.85   $0.63   $1.06   $1.00     --
Accumulation unit value at end of period                          $0.96   $0.85   $0.63   $1.06     --
Number of accumulation units outstanding at end of period (000
omitted)                                                            267  29,424  20,536  11,694     --
----------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                    $0.86   $0.61   $1.03   $1.00     --
Accumulation unit value at end of period                          $1.06   $0.86   $0.61   $1.03     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              9      20      --      --     --
----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                    $0.97   $0.70   $1.13   $1.03  $1.00
Accumulation unit value at end of period                          $1.08   $0.97   $0.70   $1.13  $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                    $0.98   $0.61   $1.02   $1.00  $1.00
Accumulation unit value at end of period                          $1.32   $0.98   $0.61   $1.02  $1.00
Number of accumulation units outstanding at end of period (000
omitted)                                                              5       5       2       2      5
----------------------------------------------------------------------------------------------------------



 16    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2010    2009    2008    2007    2006
----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                    $0.99   $0.85   $1.10   $1.07  $1.00
Accumulation unit value at end of period                          $1.07   $0.99   $0.85   $1.10  $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                             15      32      --      --     --
----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                    $1.25   $0.95   $1.54   $1.22  $1.00
Accumulation unit value at end of period                          $1.40   $1.25   $0.95   $1.54  $1.22
Number of accumulation units outstanding at end of period (000
omitted)                                                             15      15      10       9      2
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.66   $0.47   $0.85   $1.00     --
Accumulation unit value at end of period                          $0.79   $0.66   $0.47   $0.85     --
Number of accumulation units outstanding at end of period (000
omitted)                                                             53   6,317   7,158   2,329     --
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.92   $0.59   $1.13   $1.00     --
Accumulation unit value at end of period                          $1.21   $0.92   $0.59   $1.13     --
Number of accumulation units outstanding at end of period (000
omitted)                                                             31      30      12      12     --
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $0.79   $0.62   $1.01   $1.23  $1.00
Accumulation unit value at end of period                          $1.01   $0.79   $0.62   $1.01  $1.23
Number of accumulation units outstanding at end of period (000
omitted)                                                             72      75      75      71     46
----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $0.88   $0.62   $1.15   $1.02  $1.00
Accumulation unit value at end of period                          $0.95   $0.88   $0.62   $1.15  $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                             49      49      30      32     12
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $0.91   $0.66   $1.12   $1.07  $1.00
Accumulation unit value at end of period                          $1.04   $0.91   $0.66   $1.12  $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                             33      36      22      10      1
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $1.12   $0.96   $1.13   $1.04  $1.00
Accumulation unit value at end of period                          $1.27   $1.12   $0.96   $1.13  $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                            266  27,967  18,542  13,059  3,108
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $0.81   $0.60   $0.98   $1.00  $1.00
Accumulation unit value at end of period                          $0.99   $0.81   $0.60   $0.98  $1.00
Number of accumulation units outstanding at end of period (000
omitted)                                                             24      25      24      24     20
----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                    $1.04   $0.86   $1.04   $1.00     --
Accumulation unit value at end of period                          $1.16   $1.04   $0.86   $1.04     --
Number of accumulation units outstanding at end of period (000
omitted)                                                            174  15,157  17,312  11,741     --
----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $1.04   $0.83   $1.01   $1.03  $1.00
Accumulation unit value at end of period                          $1.05   $1.04   $0.83   $1.01  $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $0.80   $0.65   $1.17   $1.09  $1.00
Accumulation unit value at end of period                          $0.87   $0.80   $0.65   $1.17  $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period                    $1.00      --      --      --     --
Accumulation unit value at end of period                          $1.13      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                    $0.70   $0.54   $0.90   $1.04  $1.00
Accumulation unit value at end of period                          $0.87   $0.70   $0.54   $0.90  $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --       6  1,670
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $1.07   $1.07   $1.06   $1.02  $1.00
Accumulation unit value at end of period                          $1.05   $1.07   $1.07   $1.06  $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                            344   6,729   1,399     321     67
----------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    17

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2010    2009    2008    2007    2006
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $1.14   $1.01   $1.09   $1.04  $1.00
Accumulation unit value at end of period                          $1.22   $1.14   $1.01   $1.09  $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                            374  36,842  27,863  19,798  8,562
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $0.84   $0.67   $1.14   $1.06  $1.00
Accumulation unit value at end of period                          $0.98   $0.84   $0.67   $1.14  $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                            304  38,327  27,148  12,478  5,812
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $0.77   $0.63   $1.10   $1.08  $1.00
Accumulation unit value at end of period                          $0.90   $0.77   $0.63   $1.10  $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                             30      28      --      --     --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $1.15   $1.09   $1.10   $1.03  $1.00
Accumulation unit value at end of period                          $1.19   $1.15   $1.09   $1.10  $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            269  27,402  11,339   9,543  6,089
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $1.20   $0.79   $1.07   $1.06  $1.00
Accumulation unit value at end of period                          $1.36   $1.20   $0.79   $1.07  $1.06
Number of accumulation units outstanding at end of period (000
omitted)                                                              7     477     490     517    761
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $1.21   $0.86   $1.07   $1.05  $1.00
Accumulation unit value at end of period                          $1.35   $1.21   $0.86   $1.07  $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                            173  20,105  10,342   7,039  2,214
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $0.95   $0.59   $1.08   $0.96  $1.00
Accumulation unit value at end of period                          $1.19   $0.95   $0.59   $1.08  $0.96
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                    $0.76   $0.54   $1.00   $1.00     --
Accumulation unit value at end of period                          $0.92   $0.76   $0.54   $1.00     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              7       7      --      --     --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $0.88   $0.70   $1.13   $1.09  $1.00
Accumulation unit value at end of period                          $0.99   $0.88   $0.70   $1.13  $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                            186     195       7       4      2
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $1.08   $1.03   $1.07   $1.03  $1.00
Accumulation unit value at end of period                          $1.10   $1.08   $1.03   $1.07  $1.03
Number of accumulation units outstanding at end of period (000
omitted)                                                            160   4,815   1,449     711    239
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $0.80   $0.59   $1.08   $1.05  $1.00
Accumulation unit value at end of period                          $0.93   $0.80   $0.59   $1.08  $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                              9      24   1,417     997     --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $0.81   $0.65   $1.08   $1.10  $1.00
Accumulation unit value at end of period                          $0.97   $0.81   $0.65   $1.08  $1.10
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $1.22   $0.71   $1.55   $1.13  $1.00
Accumulation unit value at end of period                          $1.45   $1.22   $0.71   $1.55  $1.13
Number of accumulation units outstanding at end of period (000
omitted)                                                            124   6,961   8,276   3,593  1,590
----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $0.88   $0.70   $1.19   $1.07  $1.00
Accumulation unit value at end of period                          $1.00   $0.88   $0.70   $1.19  $1.07
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                    $1.00      --      --      --     --
Accumulation unit value at end of period                          $1.12      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                            509      --      --      --     --
----------------------------------------------------------------------------------------------------------



 18    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2010    2009    2008    2007    2006
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                    $1.00      --      --      --     --
Accumulation unit value at end of period                          $1.12      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                         35,636      --      --      --     --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                    $1.00      --      --      --     --
Accumulation unit value at end of period                          $1.04      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                            947      --      --      --     --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                    $1.00      --      --      --     --
Accumulation unit value at end of period                          $1.04      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                         22,295      --      --      --     --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                    $0.78   $0.60   $0.99   $1.00     --
Accumulation unit value at end of period                          $0.87   $0.78   $0.60   $0.99     --
Number of accumulation units outstanding at end of period (000
omitted)                                                            295  36,770  16,104   7,996     --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $0.94   $0.69   $1.10   $1.05  $1.00
Accumulation unit value at end of period                          $1.13   $0.94   $0.69   $1.10  $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                              2       2      --      --     --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                    $1.00      --      --      --     --
Accumulation unit value at end of period                          $1.09      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                          7,272      --      --      --     --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                    $1.00      --      --      --     --
Accumulation unit value at end of period                          $1.09      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                        241,303      --      --      --     --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                    $1.00      --      --      --     --
Accumulation unit value at end of period                          $1.11      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                          3,301      --      --      --     --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                    $1.00      --      --      --     --
Accumulation unit value at end of period                          $1.11      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                        126,812      --      --      --     --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                    $1.00      --      --      --     --
Accumulation unit value at end of period                          $1.07      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                          2,064      --      --      --     --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                    $1.00      --      --      --     --
Accumulation unit value at end of period                          $1.07      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                         37,757      --      --      --     --
----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $0.91   $0.67   $0.99   $1.05  $1.00
Accumulation unit value at end of period                          $1.12   $0.91   $0.67   $0.99  $1.05
Number of accumulation units outstanding at end of period (000
omitted)                                                              5     733     845     639     --
----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2006)
Accumulation unit value at beginning of period                    $1.01   $0.68   $1.26   $1.09  $1.00
Accumulation unit value at end of period                          $1.24   $1.01   $0.68   $1.26  $1.09
Number of accumulation units outstanding at end of period (000
omitted)                                                            119   8,978  10,601   4,011  2,127
----------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2006)
Accumulation unit value at beginning of period                    $0.88   $0.62   $1.05   $1.00  $1.00
Accumulation unit value at end of period                          $1.07   $0.88   $0.62   $1.05  $1.00
Number of accumulation units outstanding at end of period (000
omitted)                                                             70   7,396   5,499   3,212    306
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period                    $1.00      --      --      --     --
Accumulation unit value at end of period                          $1.23      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    19

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2010    2009    2008    2007    2006
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $0.92   $0.81   $1.15   $1.08  $1.00
Accumulation unit value at end of period                          $1.03   $0.92   $0.81   $1.15  $1.08
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period                    $1.00      --      --      --     --
Accumulation unit value at end of period                          $1.21      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $0.83   $0.71   $1.13   $1.12  $1.00
Accumulation unit value at end of period                          $0.93   $0.83   $0.71   $1.13  $1.12
Number of accumulation units outstanding at end of period (000
omitted)                                                              7   1,003      --      --     --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period                    $1.00      --      --      --     --
Accumulation unit value at end of period                          $1.26      --      --      --     --
Number of accumulation units outstanding at end of period (000
omitted)                                                              6      --      --      --     --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $1.00   $0.66   $1.14   $1.02  $1.00
Accumulation unit value at end of period                          $1.26   $1.00   $0.66   $1.14  $1.02
Number of accumulation units outstanding at end of period (000
omitted)                                                             --      --      --      --     --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                    $1.23   $1.11   $1.09   $1.04  $1.00
Accumulation unit value at end of period                          $1.30   $1.23   $1.11   $1.09  $1.04
Number of accumulation units outstanding at end of period (000
omitted)                                                              5   2,595   2,554   3,584  1,094
----------------------------------------------------------------------------------------------------------






 20    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                           2010   2009   2008    2007    2006    2005    2004    2003    2002   2001
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                       $1.01  $0.82   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.10  $1.01   $0.82      --      --      --      --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    370    588     659      --      --      --      --      --     --     --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.45  $0.29   $0.57   $0.48   $0.45   $0.44   $0.42   $0.29  $0.51  $0.69
Accumulation unit value at end of period     $0.52  $0.45   $0.29   $0.57   $0.48   $0.45   $0.44   $0.42  $0.29  $0.51
Number of accumulation units outstanding at
end of period (000 omitted)                    779    999   1,400   1,782   1,865   2,154   2,520   2,760  1,530  1,387
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.92  $0.78   $1.32   $1.28   $1.10   $1.07   $0.97   $0.74  $0.96  $0.97
Accumulation unit value at end of period     $1.03  $0.92   $0.78   $1.32   $1.28   $1.10   $1.07   $0.97  $0.74  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                  2,862  3,667   5,177   6,957   7,884   8,905   9,205   9,217  8,241  3,601
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.59  $0.44   $0.73   $0.65   $0.66   $0.58   $0.55   $0.45  $0.65  $0.80
Accumulation unit value at end of period     $0.64  $0.59   $0.44   $0.73   $0.65   $0.66   $0.58   $0.55  $0.45  $0.65
Number of accumulation units outstanding at
end of period (000 omitted)                  1,455  1,912   2,411   3,477   3,689   4,232   4,505   4,990  4,459  3,531
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.24  $0.92   $1.62   $1.40   $1.27   $1.10   $0.96   $0.76  $0.84  $0.97
Accumulation unit value at end of period     $1.43  $1.24   $0.92   $1.62   $1.40   $1.27   $1.10   $0.96  $0.76  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                  1,652  2,193   3,432   4,996   5,829   6,143   6,012   5,522  4,717  2,028
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.40  $1.04   $1.84   $1.59   $1.44   $1.25   $1.09   $0.86  $1.00     --
Accumulation unit value at end of period     $1.62  $1.40   $1.04   $1.84   $1.59   $1.44   $1.25   $1.09  $0.86     --
Number of accumulation units outstanding at
end of period (000 omitted)                  5,191  6,602   7,562   8,559   9,102   9,289   9,448   6,450    740     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $0.91  $0.72   $1.38   $1.10   $1.04   $1.00   $0.98   $0.75  $1.00     --
Accumulation unit value at end of period     $1.11  $0.91   $0.72   $1.38   $1.10   $1.04   $1.00   $0.98  $0.75     --
Number of accumulation units outstanding at
end of period (000 omitted)                    764    935   1,016   1,075   1,144   1,173   1,153     947    108     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.20  $0.84   $1.13   $1.12   $1.02   $1.00   $0.92   $0.74  $0.72  $0.82
Accumulation unit value at end of period     $1.35  $1.20   $0.84   $1.13   $1.12   $1.02   $1.00   $0.92  $0.74  $0.72
Number of accumulation units outstanding at
end of period (000 omitted)                    460    745     831   1,106   1,157   1,115   1,549   1,592  1,089    793
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $2.14  $1.55   $2.59   $2.26   $2.03   $1.74   $1.41   $1.03  $1.15  $1.21
Accumulation unit value at end of period     $2.73  $2.14   $1.55   $2.59   $2.26   $2.03   $1.74   $1.41  $1.03  $1.15
Number of accumulation units outstanding at
end of period (000 omitted)                  1,118  1,551   2,104   2,903   3,631   3,999   4,304   4,411  4,180  2,134
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.75  $1.26   $2.12   $1.86   $1.67   $1.43   $1.16   $0.85  $1.00     --
Accumulation unit value at end of period     $2.22  $1.75   $1.26   $2.12   $1.86   $1.67   $1.43   $1.16  $0.85     --
Number of accumulation units outstanding at
end of period (000 omitted)                  2,535  3,379   3,943   4,544   4,727   5,058   5,311   4,116    773     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.31  $1.05   $1.89   $1.63   $1.40   $1.19   $1.07   $0.75  $1.00     --
Accumulation unit value at end of period     $1.46  $1.31   $1.05   $1.89   $1.63   $1.40   $1.19   $1.07  $0.75     --
Number of accumulation units outstanding at
end of period (000 omitted)                    248    309     308     326     300     312     267     147     20     --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.15  $0.98   $1.71   $2.19   $1.83   $1.63   $1.25   $0.93  $1.00     --
Accumulation unit value at end of period     $1.37  $1.15   $0.98   $1.71   $2.19   $1.83   $1.63   $1.25  $0.93     --
Number of accumulation units outstanding at
end of period (000 omitted)                    168    208     234     306     330     436     501     490     35     --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.30  $1.02   $1.54   $1.59   $1.38   $1.28   $1.04   $0.80  $1.00     --
Accumulation unit value at end of period     $1.65  $1.30   $1.02   $1.54   $1.59   $1.38   $1.28   $1.04  $0.80     --
Number of accumulation units outstanding at
end of period (000 omitted)                    743    928   1,145   1,263   1,508   1,645   1,681   1,294    127     --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.79  $0.55   $0.97   $0.89   $0.82   $0.80   $0.72   $0.53  $0.75  $0.90
Accumulation unit value at end of period     $0.99  $0.79   $0.55   $0.97   $0.89   $0.82   $0.80   $0.72  $0.53  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                  2,096  2,932   3,698   4,359   4,937   5,648   5,959   5,563  4,074  2,165
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.41  $1.13   $1.82   $1.78   $1.52   $1.39   $1.25   $1.01  $1.16  $1.09
Accumulation unit value at end of period     $1.56  $1.41   $1.13   $1.82   $1.78   $1.52   $1.39   $1.25  $1.01  $1.16
Number of accumulation units outstanding at
end of period (000 omitted)                  6,741  8,896  10,910  13,427  15,037  15,625  16,295  13,976  5,681  1,321
---------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    21

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010   2009   2008    2007    2006    2005    2004    2003    2002   2001
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                       $2.38  $1.39   $2.98   $2.34   $1.84   $1.46   $1.19   $0.78  $0.79  $0.87
Accumulation unit value at end of period     $2.76  $2.38   $1.39   $2.98   $2.34   $1.84   $1.46   $1.19  $0.78  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                    118    186     169     256     254     326     284     123     94     41
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.25  $0.92   $1.56   $1.37   $1.14   $1.04   $0.89   $0.68  $0.85  $1.02
Accumulation unit value at end of period     $1.34  $1.25   $0.92   $1.56   $1.37   $1.14   $1.04   $0.89  $0.68  $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                  2,814  3,584   4,519   5,332   5,634   5,619   5,752   4,506  2,059    887
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $0.89  $0.61   $1.28   $1.28   $1.14   $1.10   $1.00   $0.76  $1.00     --
Accumulation unit value at end of period     $0.94  $0.89   $0.61   $1.28   $1.28   $1.14   $1.10   $1.00  $0.76     --
Number of accumulation units outstanding at
end of period (000 omitted)                  2,460  3,076   3,472   3,848   3,968   4,260   4,314   3,443    711     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.59  $0.49   $0.86   $0.78   $0.74   $0.69   $0.65   $0.51  $0.68  $0.90
Accumulation unit value at end of period     $0.67  $0.59   $0.49   $0.86   $0.78   $0.74   $0.69   $0.65  $0.51  $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                    726  1,075   1,271   1,621   1,948   1,735   2,151   2,361  2,237  1,995
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.10  $0.92   $1.62   $1.46   $1.39   $1.30   $1.23   $0.97  $1.00     --
Accumulation unit value at end of period     $1.25  $1.10   $0.92   $1.62   $1.46   $1.39   $1.30   $1.23  $0.97     --
Number of accumulation units outstanding at
end of period (000 omitted)                     59     67      85      94     100     148     150      97     26     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.14  $0.81   $1.55   $1.42   $1.23   $1.14   $1.00   $0.75  $1.00     --
Accumulation unit value at end of period     $1.34  $1.14   $0.81   $1.55   $1.42   $1.23   $1.14   $1.00  $0.75     --
Number of accumulation units outstanding at
end of period (000 omitted)                    367    443     512     541     546     539     551     352     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                       $1.02  $0.80   $1.16   $1.08   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $1.10  $1.02   $0.80   $1.16   $1.08      --      --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    537    730   1,057   1,510   1,847      --      --      --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                       $1.01  $0.80   $1.15   $1.08   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $1.09  $1.01   $0.80   $1.15   $1.08      --      --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     90    108     144     101     114      --      --      --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.36  $1.07   $1.68   $1.74   $1.52   $1.47   $1.27   $0.98  $1.00     --
Accumulation unit value at end of period     $1.55  $1.36   $1.07   $1.68   $1.74   $1.52   $1.47   $1.27  $0.98     --
Number of accumulation units outstanding at
end of period (000 omitted)                    653    954   1,172   1,429   1,557   1,856   1,952   1,369    203     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.43  $1.16   $1.73   $1.71   $1.49   $1.37   $1.22   $0.96  $1.00     --
Accumulation unit value at end of period     $1.58  $1.43   $1.16   $1.73   $1.71   $1.49   $1.37   $1.22  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                    440    613     674     791     957   1,039   1,057     734     43     --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.68  $0.49   $0.79   $0.72   $0.68   $0.66   $0.61   $0.50  $0.70  $0.95
Accumulation unit value at end of period     $0.75  $0.68   $0.49   $0.79   $0.72   $0.68   $0.66   $0.61  $0.50  $0.70
Number of accumulation units outstanding at
end of period (000 omitted)                    965  1,290   1,810   2,305   2,369   2,785   3,563   3,620  3,137  2,288
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.00  $0.62   $1.04   $1.03   $0.92   $0.88   $0.84   $0.64  $0.95  $1.01
Accumulation unit value at end of period     $1.34  $1.00   $0.62   $1.04   $1.03   $0.92   $0.88   $0.84  $0.64  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                    825  1,177   1,312   1,474   1,559   1,655   1,701   1,414    569    317
---------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.34  $1.15   $1.50   $1.46   $1.32   $1.30   $1.18   $1.03  $1.10  $1.12
Accumulation unit value at end of period     $1.45  $1.34   $1.15   $1.50   $1.46   $1.32   $1.30   $1.18  $1.03  $1.10
Number of accumulation units outstanding at
end of period (000 omitted)                  6,417  8,551  10,711  13,139  14,025  15,007  15,297  13,127  7,687  3,440
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at beginning of
period                                       $2.29  $1.74   $2.84   $2.25   $1.74   $1.51   $1.17   $0.87  $1.00     --
Accumulation unit value at end of period     $2.57  $2.29   $1.74   $2.84   $2.25   $1.74   $1.51   $1.17  $0.87     --
Number of accumulation units outstanding at
end of period (000 omitted)                    258    350     449     517     602     485     495     284     23     --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.78  $1.40   $2.29   $2.79   $2.04   $1.76   $1.31   $0.96  $1.00     --
Accumulation unit value at end of period     $2.29  $1.78   $1.40   $2.29   $2.79   $2.04   $1.76   $1.31  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                     82    119     189     190     210     266     216     178     57     --
---------------------------------------------------------------------------------------------------------------------------



 22    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010   2009   2008    2007    2006    2005    2004    2003    2002   2001
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.02  $0.71   $1.33   $1.18   $1.11   $1.07   $1.01   $0.78  $1.00     --
Accumulation unit value at end of period     $1.10  $1.02   $0.71   $1.33   $1.18   $1.11   $1.07   $1.01  $0.78     --
Number of accumulation units outstanding at
end of period (000 omitted)                  1,388  1,770   1,938   2,209   2,384   2,346   2,277   1,433    141     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.42  $1.03   $1.75   $1.67   $1.44   $1.27   $1.08   $0.77  $1.00     --
Accumulation unit value at end of period     $1.63  $1.42   $1.03   $1.75   $1.67   $1.44   $1.27   $1.08  $0.77     --
Number of accumulation units outstanding at
end of period (000 omitted)                    817  1,027   1,089   1,269   1,300   1,086   1,182     786    123     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.48  $1.27   $1.50   $1.38   $1.30   $1.29   $1.20   $1.04  $1.00     --
Accumulation unit value at end of period     $1.69  $1.48   $1.27   $1.50   $1.38   $1.30   $1.29   $1.20  $1.04     --
Number of accumulation units outstanding at
end of period (000 omitted)                  2,306  3,128   3,471   3,945   3,751   3,793   3,633   2,551    161     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $0.36  $0.29   $1.36   $1.38   $1.28   $1.26   $1.18   $0.96  $1.00     --
Accumulation unit value at end of period     $0.41  $0.36   $0.29   $1.36   $1.38   $1.28   $1.26   $1.18  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                  1,008  1,024     967     955   1,051   1,086   1,075     922    136     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.33  $0.98   $1.60   $1.64   $1.45   $1.34   $1.13   $0.79  $1.00     --
Accumulation unit value at end of period     $1.62  $1.33   $0.98   $1.60   $1.64   $1.45   $1.34   $1.13  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                    790    946   1,084   1,146   1,209   1,280   1,417   1,150    199     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.38  $1.11   $1.35   $1.38   $1.35   $1.21   $1.14   $0.98  $1.00     --
Accumulation unit value at end of period     $1.40  $1.38   $1.11   $1.35   $1.38   $1.35   $1.21   $1.14  $0.98     --
Number of accumulation units outstanding at
end of period (000 omitted)                    149    173     224     256     390     400     428     307     31     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.95  $0.74   $1.22   $1.31   $1.14   $1.10   $1.00   $0.79  $0.99  $1.07
Accumulation unit value at end of period     $1.07  $0.95   $0.74   $1.22   $1.31   $1.14   $1.10   $1.00  $0.79  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                    991  1,228   1,582   1,994   2,148   2,381   2,608   2,620  1,991  1,166
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.19  $0.97   $1.75   $1.63   $1.29   $1.16   $1.01   $0.80  $1.00     --
Accumulation unit value at end of period     $1.30  $1.19   $0.97   $1.75   $1.63   $1.29   $1.16   $1.01  $0.80     --
Number of accumulation units outstanding at
end of period (000 omitted)                  1,227  1,575   1,696   1,769   1,896   2,017   2,126   1,817    436     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.86  $0.63   $1.10   $0.98   $0.79   $0.67   $0.60   $0.46  $0.53  $0.76
Accumulation unit value at end of period     $0.95  $0.86   $0.63   $1.10   $0.98   $0.79   $0.67   $0.60  $0.46  $0.53
Number of accumulation units outstanding at
end of period (000 omitted)                    227    352     389     607     616     814     878     927    895  1,015
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                       $1.00     --      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.13     --      --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    336     --      --      --      --      --      --      --     --     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $0.97  $0.74   $1.21   $1.22   $1.11   $1.06   $1.00   $0.81  $1.00     --
Accumulation unit value at end of period     $1.12  $0.97   $0.74   $1.21   $1.22   $1.11   $1.06   $1.00  $0.81     --
Number of accumulation units outstanding at
end of period (000 omitted)                     66     97     134     136     145     147     146     147     57     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.96  $0.78   $1.13   $1.12   $0.99   $0.96   $0.89   $0.75  $0.87  $0.98
Accumulation unit value at end of period     $1.07  $0.96   $0.78   $1.13   $1.12   $0.99   $0.96   $0.89  $0.75  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                    378    416     454     382     707     607     710     872    906    682
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.09  $1.10   $1.09   $1.05   $1.02   $1.00   $1.01   $1.01  $1.01  $1.00
Accumulation unit value at end of period     $1.08  $1.09   $1.10   $1.09   $1.05   $1.02   $1.00   $1.01  $1.01  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                  4,813  3,442   4,841   3,738   2,880   2,618   2,964   3,701  2,933  2,828
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.26  $1.12   $1.21   $1.16   $1.12   $1.11   $1.08   $1.04  $1.00     --
Accumulation unit value at end of period     $1.35  $1.26   $1.12   $1.21   $1.16   $1.12   $1.11   $1.08  $1.04     --
Number of accumulation units outstanding at
end of period (000 omitted)                  2,329  2,714   3,120   3,407   3,164   3,290   3,256   2,381    215     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.35  $1.07   $1.82   $1.70   $1.44   $1.28   $1.09   $0.78  $1.00     --
Accumulation unit value at end of period     $1.56  $1.35   $1.07   $1.82   $1.70   $1.44   $1.28   $1.09  $0.78     --
Number of accumulation units outstanding at
end of period (000 omitted)                    998  1,300   1,449   1,612   1,695   1,713   1,639   1,367    187     --
---------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    23

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010   2009   2008    2007    2006    2005    2004    2003    2002   2001
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of
period                                       $0.77  $0.63   $1.10   $1.08   $1.00      --      --      --     --     --
Accumulation unit value at end of period     $0.90  $0.77   $0.63   $1.10   $1.08      --      --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                  1,588  2,035   2,225   2,383   2,344      --      --      --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.42  $0.88   $1.61   $1.43   $1.45   $1.33   $1.23   $1.02  $1.00     --
Accumulation unit value at end of period     $1.78  $1.42   $0.88   $1.61   $1.43   $1.45   $1.33   $1.23  $1.02     --
Number of accumulation units outstanding at
end of period (000 omitted)                     48     27      24      40      43      44      46      27      9     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.80  $0.64   $1.03   $1.00   $0.87   $0.85   $0.78   $0.61  $0.80  $0.92
Accumulation unit value at end of period     $0.91  $0.80   $0.64   $1.03   $1.00   $0.87   $0.85   $0.78  $0.61  $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                  2,258  2,624   3,672   4,498   4,948   5,214   5,633   5,260  3,995  1,567
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.25  $1.20   $1.24   $1.19   $1.16   $1.16   $1.16   $1.16  $1.10  $1.05
Accumulation unit value at end of period     $1.27  $1.25   $1.20   $1.24   $1.19   $1.16   $1.16   $1.16  $1.16  $1.10
Number of accumulation units outstanding at
end of period (000 omitted)                  2,509  2,625   3,146   4,022   4,370   4,579   4,914   5,238  5,336  2,495
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                       $0.94  $0.69   $1.26   $1.23   $1.12   $1.05   $0.98   $0.81  $1.00     --
Accumulation unit value at end of period     $1.09  $0.94   $0.69   $1.26   $1.23   $1.12   $1.05   $0.98  $0.81     --
Number of accumulation units outstanding at
end of period (000 omitted)                     29     29      35      46      46      48      58      67      9     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.23  $0.89   $1.46   $1.55   $1.40   $1.35   $1.15   $0.79  $0.96  $1.04
Accumulation unit value at end of period     $1.54  $1.23   $0.89   $1.46   $1.55   $1.40   $1.35   $1.15  $0.79  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                     92    135     206     301     310     348     340     363    191     63
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.36  $1.01   $1.49   $1.59   $1.33   $1.28   $1.07   $0.79  $1.00     --
Accumulation unit value at end of period     $1.68  $1.36   $1.01   $1.49   $1.59   $1.33   $1.28   $1.07  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                    323    421     460     507     530     534     638     535     67     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.21  $0.90   $1.36   $1.27   $1.14   $1.05   $0.98   $0.76  $0.91  $1.04
Accumulation unit value at end of period     $1.40  $1.21   $0.90   $1.36   $1.27   $1.14   $1.05   $0.98  $0.76  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                    213    314     335     543     630     679     408     271    297    153
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.51  $1.12   $1.70   $1.59   $1.43   $1.33   $1.23   $0.96  $1.00     --
Accumulation unit value at end of period     $1.73  $1.51   $1.12   $1.70   $1.59   $1.43   $1.33   $1.23  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                  1,591  2,038   2,312   2,534   2,842   2,926   1,803   1,600     35     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of
period                                       $1.30  $1.13   $1.96   $1.72   $1.41   $1.23   $1.05   $1.00     --     --
Accumulation unit value at end of period     $1.50  $1.30   $1.13   $1.96   $1.72   $1.41   $1.23   $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    313    469     573   1,012     954     759     526     478     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                       $1.48  $1.29   $2.24   $1.97   $1.62   $1.42   $1.21   $0.93  $1.00     --
Accumulation unit value at end of period     $1.70  $1.48   $1.29   $2.24   $1.97   $1.62   $1.42   $1.21  $0.93     --
Number of accumulation units outstanding at
end of period (000 omitted)                  1,216  1,613   1,763   1,953   2,047   2,146   2,277   2,026    213     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.91  $0.64   $0.89   $0.80   $0.77   $0.75   $0.70   $0.51  $0.69  $0.82
Accumulation unit value at end of period     $1.08  $0.91   $0.64   $0.89   $0.80   $0.77   $0.75   $0.70  $0.51  $0.69
Number of accumulation units outstanding at
end of period (000 omitted)                    440    625     874   1,266   1,713   1,982   2,283   2,326  2,140  1,855
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                       $1.70  $1.20   $1.67   $1.51   $1.44   $1.41   $1.33   $0.96  $1.00     --
Accumulation unit value at end of period     $2.01  $1.70   $1.20   $1.67   $1.51   $1.44   $1.41   $1.33  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                  1,080  1,372   1,592   1,826   2,095   2,135   2,300   1,894    351     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                       $1.00     --      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.28     --      --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    802     --      --      --      --      --      --      --     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (07/16/2010)
Accumulation unit value at beginning of
period                                       $1.00     --      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.22     --      --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                  1,101     --      --      --      --      --      --      --     --     --
---------------------------------------------------------------------------------------------------------------------------



 24    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010   2009   2008    2007    2006    2005    2004    2003    2002   2001
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                       $1.00     --      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.22     --      --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                  1,560     --      --      --      --      --      --      --     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                       $1.00     --      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.00     --      --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                  2,029     --      --      --      --      --      --      --     --     --
---------------------------------------------------------------------------------------------------------------------------






                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    25

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                              2010   2009   2008   2007   2006   2005   2004    2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period  $1.01  $0.82  $1.00     --     --     --      --     --     --     --
Accumulation unit value at end of period        $1.10  $1.01  $0.82     --     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        15     15     15     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period  $0.91  $0.60  $1.16  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $1.07  $0.91  $0.60  $1.16     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period  $0.94  $0.79  $1.34  $1.29  $1.12  $1.08   $1.00     --     --     --
Accumulation unit value at end of period        $1.04  $0.94  $0.79  $1.34  $1.29  $1.12   $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        81     73      7      7      7      4       4     --     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period  $1.18  $0.89  $1.93  $1.85  $1.38  $1.20   $1.00     --     --     --
Accumulation unit value at end of period        $1.22  $1.18  $0.89  $1.93  $1.85  $1.38   $1.20     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,872  3,062  3,533  2,657  2,757  2,505     620     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period  $1.22  $1.12  $1.15  $1.06  $1.06  $1.06   $1.00     --     --     --
Accumulation unit value at end of period        $1.27  $1.22  $1.12  $1.15  $1.06  $1.06   $1.06     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     4,240  4,109  3,849  6,168  6,843  5,789   1,416     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period  $1.30  $0.98  $1.80  $1.55  $1.25  $1.12   $1.00     --     --     --
Accumulation unit value at end of period        $1.45  $1.30  $0.98  $1.80  $1.55  $1.25   $1.12     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period  $0.86  $0.67  $0.90  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $1.01  $0.86  $0.67  $0.90     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period  $0.94  $0.71  $1.23  $1.03  $1.07  $1.07   $1.00     --     --     --
Accumulation unit value at end of period        $1.08  $0.94  $0.71  $1.23  $1.03  $1.07   $1.07     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,994  2,142  2,162  2,228  3,255  1,738     450     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period  $1.06  $0.90  $1.24  $1.33  $1.13  $1.09   $1.00     --     --     --
Accumulation unit value at end of period        $1.19  $1.06  $0.90  $1.24  $1.33  $1.13   $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        51     61      2      2      2      2       2     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND, CLASS 1 (04/07/2003)
Accumulation unit value at beginning of period  $1.42  $1.16  $1.64  $1.52  $1.38  $1.31   $1.20  $1.00     --     --
Accumulation unit value at end of period        $1.60  $1.42  $1.16  $1.64  $1.52  $1.38   $1.31  $1.20     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        26     69    117     87     70    135     142    222     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (04/07/2003)
Accumulation unit value at beginning of period  $1.22  $1.21  $1.14  $1.08  $1.06  $1.04   $1.01  $1.00     --     --
Accumulation unit value at end of period        $1.27  $1.22  $1.21  $1.14  $1.08  $1.06   $1.04  $1.01     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       134    242    331    330    282    293     303    359     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 1 (04/28/2006)
Accumulation unit value at beginning of period  $1.14  $0.80  $1.08  $1.07  $1.00     --      --     --     --     --
Accumulation unit value at end of period        $1.26  $1.14  $0.80  $1.08  $1.07     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        16     39     84    100    106     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period  $1.14  $0.80  $1.07  $1.07  $1.00     --      --     --     --     --
Accumulation unit value at end of period        $1.26  $1.14  $0.80  $1.07  $1.07     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       790    833    978  1,179  1,561     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A (02/25/2005)
Accumulation unit value at beginning of period  $1.02  $0.76  $1.30  $1.13  $1.04  $1.00      --     --     --     --
Accumulation unit value at end of period        $1.18  $1.02  $0.76  $1.30  $1.13  $1.04      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       168    299    409    587    638    692      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period  $0.84  $0.67  $1.12  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $1.01  $0.84  $0.67  $1.12     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       169  1,278    985    714     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period  $0.79  $0.58  $1.14  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $0.89  $0.79  $0.58  $1.14     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



 26    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010   2009   2008   2007   2006   2005   2004    2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.22  $0.99  $1.39  $1.44  $1.22  $1.17   $1.00     --     --     --
Accumulation unit value at end of period        $1.52  $1.22  $0.99  $1.39  $1.44  $1.22   $1.17     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        58    621    339    342     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL COMPANY GROWTH FUND, CLASS 1 (04/14/2003)
Accumulation unit value at beginning of period  $1.52  $1.22  $2.09  $1.87  $1.68  $1.65   $1.50  $1.00     --     --
Accumulation unit value at end of period        $1.93  $1.52  $1.22  $2.09  $1.87  $1.68   $1.65  $1.50     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         4     22     23     26     42     42      50     49     --     --
-------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period  $0.85  $0.72  $1.10  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $0.98  $0.85  $0.72  $1.10     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     15     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.03  $0.77  $1.30  $1.30  $1.22  $1.13   $1.00     --     --     --
Accumulation unit value at end of period        $1.29  $1.03  $0.77  $1.30  $1.30  $1.22   $1.13     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.11  $0.71  $1.23  $1.09  $1.06  $1.03   $1.00     --     --     --
Accumulation unit value at end of period        $1.42  $1.11  $0.71  $1.23  $1.09  $1.06   $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       582    715    862    874  1,176    864     204     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.08  $0.89  $1.29  $1.22  $1.06  $1.03   $1.00     --     --     --
Accumulation unit value at end of period        $1.23  $1.08  $0.89  $1.29  $1.22  $1.06   $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         9      9     12     13     14     14      14     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period  $0.77  $0.62  $1.09  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $0.84  $0.77  $0.62  $1.09     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.25  $0.97  $1.57  $1.53  $1.26  $1.14   $1.00     --     --     --
Accumulation unit value at end of period        $1.29  $1.25  $0.97  $1.57  $1.53  $1.26   $1.14     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period  $1.01  $0.71  $0.99  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $1.09  $1.01  $0.71  $0.99     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        72    421    393    346     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period  $1.13  $0.83  $1.27  $1.18  $1.07  $1.02   $0.98  $0.84  $0.93  $0.96
Accumulation unit value at end of period        $1.32  $1.13  $0.83  $1.27  $1.18  $1.07   $1.02  $0.98  $0.84  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                         4     18     41     43     46     50      55     65     68     59
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.24  $0.93  $1.64  $1.41  $1.28  $1.11   $1.00     --     --     --
Accumulation unit value at end of period        $1.44  $1.24  $0.93  $1.64  $1.41  $1.28   $1.11     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     5,777  6,351  7,155  7,060  8,517  5,857   1,194     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period  $0.88  $0.70  $1.22  $1.10  $0.98  $0.93   $0.89  $0.72  $0.88  $0.98
Accumulation unit value at end of period        $1.00  $0.88  $0.70  $1.22  $1.10  $0.98   $0.93  $0.89  $0.72  $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                        92    135    116    228    248    198     181    157    145     90
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period  $0.70  $0.55  $1.06  $0.85  $0.80  $0.77   $0.75  $0.57  $0.83  $1.02
Accumulation unit value at end of period        $0.86  $0.70  $0.55  $1.06  $0.85  $0.80   $0.77  $0.75  $0.57  $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                       110    103     94    114     99    117     108    191    159    152
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $0.94  $0.74  $1.42  $1.14  $1.08  $1.03   $1.00     --     --     --
Accumulation unit value at end of period        $1.15  $0.94  $0.74  $1.42  $1.14  $1.08   $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.20  $1.05  $1.11  $1.07  $1.04  $1.04   $1.00     --     --     --
Accumulation unit value at end of period        $1.28  $1.20  $1.05  $1.11  $1.07  $1.04   $1.04     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,223  2,984  2,975  4,000  3,220  2,391     560     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period  $2.89  $2.09  $3.49  $3.06  $2.74  $2.35   $1.90  $1.39  $1.56  $1.63
Accumulation unit value at end of period        $3.67  $2.89  $2.09  $3.49  $3.06  $2.74   $2.35  $1.90  $1.39  $1.56
Number of accumulation units outstanding at
end of period (000 omitted)                        90    120    132    170    211    226     250    268    298    202
-------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    27

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010   2009   2008   2007   2006   2005   2004    2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.48  $1.07  $1.80  $1.58  $1.42  $1.22   $1.00     --     --     --
Accumulation unit value at end of period        $1.89  $1.48  $1.07  $1.80  $1.58  $1.42   $1.22     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       687  1,113  1,311  1,141  1,202    715       1     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.21  $0.97  $1.75  $1.51  $1.30  $1.10   $1.00     --     --     --
Accumulation unit value at end of period        $1.35  $1.21  $0.97  $1.75  $1.51  $1.30   $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       762    824    936    822    962  1,107     628     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $0.95  $0.80  $1.41  $1.81  $1.52  $1.35   $1.00     --     --     --
Accumulation unit value at end of period        $1.13  $0.95  $0.80  $1.41  $1.81  $1.52   $1.35     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         6     22     24     24      9     11       2     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.26  $0.94  $1.36  $1.32  $1.13  $1.13   $1.00     --     --     --
Accumulation unit value at end of period        $1.41  $1.26  $0.94  $1.36  $1.32  $1.13   $1.13     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       320    320    322    349    365    374     300     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.04  $0.90  $1.25  $1.30  $1.12  $1.10   $1.00     --     --     --
Accumulation unit value at end of period        $1.24  $1.04  $0.90  $1.25  $1.30  $1.12   $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        16     15     20     23     25     24       2     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period  $2.11  $1.65  $2.50  $2.59  $2.24  $2.08   $1.70  $1.30  $1.45  $1.29
Accumulation unit value at end of period        $2.68  $2.11  $1.65  $2.50  $2.59  $2.24   $2.08  $1.70  $1.30  $1.45
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period  $1.05  $0.74  $1.31  $1.19  $1.11  $1.07   $0.97  $0.71  $1.01  $1.21
Accumulation unit value at end of period        $1.33  $1.05  $0.74  $1.31  $1.19  $1.11   $1.07  $0.97  $0.71  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                       137    178    256    345    421    465     481    495    546    261
-------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period  $1.49  $1.20  $1.92  $1.88  $1.61  $1.47   $1.32  $1.07  $1.22  $1.16
Accumulation unit value at end of period        $1.64  $1.49  $1.20  $1.92  $1.88  $1.61   $1.47  $1.32  $1.07  $1.22
Number of accumulation units outstanding at
end of period (000 omitted)                       421    439    498    532    713    655     587    281    285     63
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period  $1.33  $0.98  $1.66  $1.46  $1.21  $1.11   $0.95  $0.73  $0.90  $1.09
Accumulation unit value at end of period        $1.42  $1.33  $0.98  $1.66  $1.46  $1.21   $1.11  $0.95  $0.73  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                        39     67    117    100    102    122      97    102     89     29
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.68  $1.43  $1.36  $1.24  $1.12  $1.16   $1.00     --     --     --
Accumulation unit value at end of period        $1.90  $1.68  $1.43  $1.36  $1.24  $1.12   $1.16     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,323  1,888  1,892  2,787  2,962  2,190     575     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.09  $0.84  $1.48  $1.46  $1.21  $1.13   $1.00     --     --     --
Accumulation unit value at end of period        $1.16  $1.09  $0.84  $1.48  $1.46  $1.21   $1.13     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       103    104    109    106    121    118      44     --     --     --
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.28  $0.98  $1.57  $1.54  $1.34  $1.20   $1.00     --     --     --
Accumulation unit value at end of period        $1.59  $1.28  $0.98  $1.57  $1.54  $1.34   $1.20     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,698  2,218  2,351  2,480  2,618  1,915     505     --     --     --
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period  $0.70  $0.59  $0.94  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $0.78  $0.70  $0.59  $0.94     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period  $0.87  $0.60  $1.26  $1.25  $1.12  $1.08   $1.00     --     --     --
Accumulation unit value at end of period        $0.92  $0.87  $0.60  $1.26  $1.25  $1.12   $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       827    846    945    779    870  1,109     610     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of period  $0.73  $0.61  $1.07  $0.96  $0.92  $0.85   $0.81  $0.63  $0.84  $1.11
Accumulation unit value at end of period        $0.83  $0.73  $0.61  $1.07  $0.96  $0.92   $0.85  $0.81  $0.63  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                        90    141    143    156    173    129     140    150    131     78
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period  $0.90  $0.75  $1.33  $1.20  $1.15  $1.07   $1.00     --     --     --
Accumulation unit value at end of period        $1.02  $0.90  $0.75  $1.33  $1.20  $1.15   $1.07     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         9     68     61     50     50     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



 28    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010   2009   2008   2007   2006   2005   2004    2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.10  $0.78  $1.50  $1.37  $1.20  $1.11   $1.00     --     --     --
Accumulation unit value at end of period        $1.29  $1.10  $0.78  $1.50  $1.37  $1.20   $1.11     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period  $1.01  $0.80  $1.16  $1.08  $1.00     --      --     --     --     --
Accumulation unit value at end of period        $1.10  $1.01  $0.80  $1.16  $1.08     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       108    149    170    220    254     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period  $0.92  $0.73  $1.03  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $0.95  $0.92  $0.73  $1.03     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period  $0.82  $0.61  $1.04  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $0.91  $0.82  $0.61  $1.04     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        40    883    322    238     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.23  $0.96  $1.36  $1.26  $1.15  $1.08   $1.00     --     --     --
Accumulation unit value at end of period        $1.38  $1.23  $0.96  $1.36  $1.26  $1.15   $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       163    176    186    220    259    323     187     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.04  $0.82  $1.29  $1.34  $1.17  $1.13   $1.00     --     --     --
Accumulation unit value at end of period        $1.19  $1.04  $0.82  $1.29  $1.34  $1.17   $1.13     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     7,214  7,754  8,226  8,387  9,048  7,239   1,714     --     --     --
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period  $0.61  $0.43  $0.77  $0.64  $0.57  $0.51   $0.43  $0.32  $0.46  $0.76
Accumulation unit value at end of period        $0.75  $0.61  $0.43  $0.77  $0.64  $0.57   $0.51  $0.43  $0.32  $0.46
Number of accumulation units outstanding at
end of period (000 omitted)                        37     39     67    241    296    327     331    345    312    188
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period  $0.46  $0.30  $0.53  $0.44  $0.42  $0.38   $0.38  $0.26  $0.45  $0.72
Accumulation unit value at end of period        $0.56  $0.46  $0.30  $0.53  $0.44  $0.42   $0.38  $0.38  $0.26  $0.45
Number of accumulation units outstanding at
end of period (000 omitted)                        32     32     46     46     51     82      84     88     89     27
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period  $0.64  $0.48  $0.80  $0.70  $0.64  $0.62   $0.61  $0.47  $0.64  $0.87
Accumulation unit value at end of period        $0.72  $0.64  $0.48  $0.80  $0.70  $0.64   $0.62  $0.61  $0.47  $0.64
Number of accumulation units outstanding at
end of period (000 omitted)                       173  1,443  1,405  1,248    116    148     194    221    283    239
-------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period  $0.85  $0.61  $1.03  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $1.06  $0.85  $0.61  $1.03     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period  $1.11  $0.81  $1.29  $1.18  $1.11  $1.08   $1.00     --     --     --
Accumulation unit value at end of period        $1.23  $1.11  $0.81  $1.29  $1.18  $1.11   $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        15     15     15     19     19     19      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period  $0.96  $0.77  $1.16  $1.06  $0.95  $0.90   $0.81  $0.67  $0.86  $1.04
Accumulation unit value at end of period        $1.05  $0.96  $0.77  $1.16  $1.06  $0.95   $0.90  $0.81  $0.67  $0.86
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --      2      2       2      2      2      9
-------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period  $0.90  $0.72  $1.08  $1.00  $0.89  $0.85   $0.77  $0.64  $0.82  $0.99
Accumulation unit value at end of period        $0.98  $0.90  $0.72  $1.08  $1.00  $0.89   $0.85  $0.77  $0.64  $0.82
Number of accumulation units outstanding at
end of period (000 omitted)                        70     88     71    150    162    164     153    193    194    110
-------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period  $1.40  $0.86  $1.44  $1.42  $1.27  $1.22   $1.16  $0.88  $1.30  $1.38
Accumulation unit value at end of period        $1.88  $1.40  $0.86  $1.44  $1.42  $1.27   $1.22  $1.16  $0.88  $1.30
Number of accumulation units outstanding at
end of period (000 omitted)                        11     13     16     16     19     27      26     30     27     14
-------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period  $0.92  $0.57  $0.95  $0.94  $0.84  $0.81   $0.77  $0.59  $0.87  $0.93
Accumulation unit value at end of period        $1.23  $0.92  $0.57  $0.95  $0.94  $0.84   $0.81  $0.77  $0.59  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                        28     30     34     41     42     40      45     43     42     11
-------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period  $1.40  $1.20  $1.56  $1.51  $1.37  $1.35   $1.22  $1.06  $1.14  $1.15
Accumulation unit value at end of period        $1.52  $1.40  $1.20  $1.56  $1.51  $1.37   $1.35  $1.22  $1.06  $1.14
Number of accumulation units outstanding at
end of period (000 omitted)                        29     33     48     47     47     52      51     46     45     36
-------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    29

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010   2009   2008   2007   2006   2005   2004    2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period  $1.27  $1.09  $1.42  $1.38  $1.25  $1.24   $1.13  $0.98  $1.05  $1.06
Accumulation unit value at end of period        $1.38  $1.27  $1.09  $1.42  $1.38  $1.25   $1.24  $1.13  $0.98  $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                       135    249    311    490    541    651     617    696    688    248
-------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period  $1.83  $1.39  $2.26  $1.79  $1.38  $1.19   $0.93  $0.69  $0.90  $1.21
Accumulation unit value at end of period        $2.06  $1.83  $1.39  $2.26  $1.79  $1.38   $1.19  $0.93  $0.69  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                        25     28     31     31     33     34      35     34     36     37
-------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period  $1.50  $1.14  $1.85  $1.47  $1.14  $0.99   $0.77  $0.57  $0.75  $1.01
Accumulation unit value at end of period        $1.68  $1.50  $1.14  $1.85  $1.47  $1.14   $0.99  $0.77  $0.57  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                        36     67     81    182    167    168     150    143    140     61
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period  $0.65  $0.47  $0.85  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $0.79  $0.65  $0.47  $0.85     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        28    253    353    177     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period  $0.92  $0.59  $1.13  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $1.20  $0.92  $0.59  $1.13     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.38  $1.09  $1.77  $2.17  $1.59  $1.38   $1.00     --     --     --
Accumulation unit value at end of period        $1.77  $1.38  $1.09  $1.77  $2.17  $1.59   $1.38     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       122    193    206    204    132    155      69     --     --     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.01  $0.71  $1.32  $1.17  $1.10  $1.06   $1.00     --     --     --
Accumulation unit value at end of period        $1.09  $1.01  $0.71  $1.32  $1.17  $1.10   $1.06     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,133  2,047  2,333  2,161  2,648  2,022     561     --     --     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.29  $0.94  $1.59  $1.51  $1.30  $1.16   $1.00     --     --     --
Accumulation unit value at end of period        $1.47  $1.29  $0.94  $1.59  $1.51  $1.30   $1.16     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        41     47     21     20     17     18      19     --     --     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.24  $1.06  $1.25  $1.15  $1.09  $1.07   $1.00     --     --     --
Accumulation unit value at end of period        $1.40  $1.24  $1.06  $1.25  $1.15  $1.09   $1.07     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,412  3,300  3,158  4,023  3,937  2,872     803     --     --     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.16  $0.86  $1.40  $1.44  $1.27  $1.17   $1.00     --     --     --
Accumulation unit value at end of period        $1.42  $1.16  $0.86  $1.40  $1.44  $1.27   $1.17     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        19     25     16     18     19     18      16     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period  $1.03  $0.86  $1.04  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $1.16  $1.03  $0.86  $1.04     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       121    577    861    871     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period  $1.18  $0.95  $1.15  $1.17  $1.16  $1.03   $1.00     --     --     --
Accumulation unit value at end of period        $1.19  $1.18  $0.95  $1.15  $1.17  $1.16   $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period  $0.91  $0.71  $1.17  $1.26  $1.10  $1.06   $0.96  $0.77  $0.96  $1.03
Accumulation unit value at end of period        $1.03  $0.91  $0.71  $1.17  $1.26  $1.10   $1.06  $0.96  $0.77  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                        89    166    196    221    242    304     323    363    405    320
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period  $1.51  $1.04  $1.39  $1.34  $1.29  $1.28   $1.24  $1.20  $1.12  $1.06
Accumulation unit value at end of period        $1.64  $1.51  $1.04  $1.39  $1.34  $1.29   $1.28  $1.24  $1.20  $1.12
Number of accumulation units outstanding at
end of period (000 omitted)                        19     20     22     16     15     15      15     28     29     16
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period  $1.10  $0.89  $1.61  $1.50  $1.19  $1.07   $0.93  $0.73  $0.90  $1.15
Accumulation unit value at end of period        $1.19  $1.10  $0.89  $1.61  $1.50  $1.19   $1.07  $0.93  $0.73  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                        56     59     69    101    103    122     127    179    219    173
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --      --     --     --     --
Accumulation unit value at end of period        $1.13     --     --     --     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        91     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



 30    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010   2009   2008   2007   2006   2005   2004    2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period  $0.98  $0.75  $1.26  $1.46  $1.26  $1.19   $1.00     --     --     --
Accumulation unit value at end of period        $1.22  $0.98  $0.75  $1.26  $1.46  $1.26   $1.19     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        11     12     14     12    194     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning of period  $1.01  $0.82  $1.19  $1.18  $1.05  $1.02   $0.94  $0.79  $0.92  $1.04
Accumulation unit value at end of period        $1.13  $1.01  $0.82  $1.19  $1.18  $1.05   $1.02  $0.94  $0.79  $0.92
Number of accumulation units outstanding at
end of period (000 omitted)                        26     84     85     85    121    121     122    122    135    173
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning of period  $1.16  $1.17  $1.16  $1.12  $1.08  $1.07   $1.07  $1.08  $1.08  $1.05
Accumulation unit value at end of period        $1.15  $1.16  $1.17  $1.16  $1.12  $1.08   $1.07  $1.07  $1.08  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                       815    827    835    334    460    205      64     72    161    284
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning of period  $1.41  $1.25  $1.35  $1.30  $1.26  $1.24   $1.20  $1.17  $1.12  $1.05
Accumulation unit value at end of period        $1.51  $1.41  $1.25  $1.35  $1.30  $1.26   $1.24  $1.20  $1.17  $1.12
Number of accumulation units outstanding at
end of period (000 omitted)                       618  1,984  2,091  2,204  1,771    120     127     31     32     24
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning of period  $1.39  $1.10  $1.87  $1.75  $1.48  $1.32   $1.13  $0.81  $1.01  $1.00
Accumulation unit value at end of period        $1.60  $1.39  $1.10  $1.87  $1.75  $1.48   $1.32  $1.13  $0.81  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                     3,550  4,693  4,712  4,137  4,535  2,962      25     25     25     26
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $0.90  $0.73  $1.29  $1.26  $1.11  $1.06   $1.00     --     --     --
Accumulation unit value at end of period        $1.05  $0.90  $0.73  $1.29  $1.26  $1.11   $1.06     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,312  2,486  2,481  2,441  2,749  3,138   1,827     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period  $1.15  $1.09  $1.10  $1.03  $1.00     --      --     --     --     --
Accumulation unit value at end of period        $1.18  $1.15  $1.09  $1.10  $1.03     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       352  1,468  1,135  1,300  1,312     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning of period  $1.54  $1.01  $1.37  $1.36  $1.24  $1.21   $1.10  $0.89  $0.96  $0.92
Accumulation unit value at end of period        $1.74  $1.54  $1.01  $1.37  $1.36  $1.24   $1.21  $1.10  $0.89  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                       479    545    699    822    930    672     157     81     96     40
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period  $1.36  $0.97  $1.20  $1.19  $1.11  $1.09   $1.00     --     --     --
Accumulation unit value at end of period        $1.52  $1.36  $0.97  $1.20  $1.19  $1.11   $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       131    790    664    632    504     --  15,000     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $1.14  $0.71  $1.30  $1.15  $1.17  $1.07   $1.00     --     --     --
Accumulation unit value at end of period        $1.42  $1.14  $0.71  $1.30  $1.15  $1.17   $1.07     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       139    162    215    199    234    240     145     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period  $0.76  $0.54  $1.00  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $0.91  $0.76  $0.54  $1.00     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/23/2000)
Accumulation unit value at beginning of period  $0.82  $0.66  $1.06  $1.02  $0.89  $0.86   $0.79  $0.63  $0.82  $0.94
Accumulation unit value at end of period        $0.93  $0.82  $0.66  $1.06  $1.02  $0.89   $0.86  $0.79  $0.63  $0.82
Number of accumulation units outstanding at
end of period (000 omitted)                       175    202    177    235    343    380     355    418    377    162
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $1.08  $1.03  $1.07  $1.03  $1.01  $1.00   $1.00     --     --     --
Accumulation unit value at end of period        $1.10  $1.08  $1.03  $1.07  $1.03  $1.01   $1.00     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       553    839    589    537    573    342      24     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $0.96  $0.71  $1.29  $1.27  $1.15  $1.07   $1.00     --     --     --
Accumulation unit value at end of period        $1.11  $0.96  $0.71  $1.29  $1.27  $1.15   $1.07     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        74    263    390    302     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $0.99  $0.79  $1.32  $1.34  $1.14  $1.10   $1.00     --     --     --
Accumulation unit value at end of period        $1.17  $0.99  $0.79  $1.32  $1.34  $1.14   $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         4      4      4      4      4      4      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (11/11/1999)
Accumulation unit value at beginning of period  $1.35  $0.98  $1.61  $1.70  $1.54  $1.49   $1.27  $0.87  $1.06  $1.15
Accumulation unit value at end of period        $1.69  $1.35  $0.98  $1.61  $1.70  $1.54   $1.49  $1.27  $0.87  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                        15     16     16     16     19     19      20     27     32     11
-------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    31

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010   2009   2008   2007   2006   2005   2004    2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (10/23/2000)
Accumulation unit value at beginning of period  $2.70  $1.57  $3.43  $2.51  $1.90  $1.43   $1.17  $0.84  $0.90  $0.92
Accumulation unit value at end of period        $3.20  $2.70  $1.57  $3.43  $2.51  $1.90   $1.43  $1.17  $0.84  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                       659    891  1,256    981  1,358  1,275     363     18     27     11
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $1.31  $1.04  $1.76  $1.58  $1.29  $1.14   $1.00     --     --     --
Accumulation unit value at end of period        $1.47  $1.31  $1.04  $1.76  $1.58  $1.29   $1.14     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --      --     --     --     --
Accumulation unit value at end of period        $1.12     --     --     --     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --      --     --     --     --
Accumulation unit value at end of period        $1.12     --     --     --     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,063     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --      --     --     --     --
Accumulation unit value at end of period        $1.04     --     --     --     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       168     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --      --     --     --     --
Accumulation unit value at end of period        $1.04     --     --     --     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       614     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period  $0.78  $0.60  $0.99  $1.00     --     --      --     --     --     --
Accumulation unit value at end of period        $0.86  $0.78  $0.60  $0.99     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        65  1,254    563    484     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $1.11  $0.82  $1.31  $1.25  $1.09  $1.10   $1.00     --     --     --
Accumulation unit value at end of period        $1.34  $1.11  $0.82  $1.31  $1.25  $1.09   $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         1      1      1      1      1     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --      --     --     --     --
Accumulation unit value at end of period        $1.09     --     --     --     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        86     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --      --     --     --     --
Accumulation unit value at end of period        $1.09     --     --     --     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     8,331     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --      --     --     --     --
Accumulation unit value at end of period        $1.11     --     --     --     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       410     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --      --     --     --     --
Accumulation unit value at end of period        $1.11     --     --     --     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     4,256     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --      --     --     --     --
Accumulation unit value at end of period        $1.07     --     --     --     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --      --     --     --     --
Accumulation unit value at end of period        $1.07     --     --     --     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,915     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period  $1.23  $0.91  $1.35  $1.43  $1.21  $1.15   $1.00     --     --     --
Accumulation unit value at end of period        $1.51  $1.23  $0.91  $1.35  $1.43  $1.21   $1.15     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,908  2,350  2,596  2,791  2,698  2,395     610     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period  $1.80  $1.22  $2.26  $1.97  $1.45  $1.21   $1.00     --     --     --
Accumulation unit value at end of period        $2.22  $1.80  $1.22  $2.26  $1.97  $1.45   $1.21     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       812  1,103  1,350  1,109  1,395  1,121     350     --     --     --
-------------------------------------------------------------------------------------------------------------------------



 32    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010   2009   2008   2007   2006   2005   2004    2003   2002   2001
-------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period  $1.19  $0.84  $1.42  $1.36  $1.27  $1.16   $1.00     --     --     --
Accumulation unit value at end of period        $1.45  $1.19  $0.84  $1.42  $1.36  $1.27   $1.16     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,309  1,726  1,875  1,858  1,824  1,445     363     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.24  $0.92  $1.39  $1.31  $1.18  $1.09   $1.00     --     --     --
Accumulation unit value at end of period        $1.42  $1.24  $0.92  $1.39  $1.31  $1.18   $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        69    353    243    155    219     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.06  $0.93  $1.33  $1.25  $1.13  $1.08   $1.00     --     --     --
Accumulation unit value at end of period        $1.19  $1.06  $0.93  $1.33  $1.25  $1.13   $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      3      3      3      4      4       4     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.19  $1.05  $1.81  $1.60  $1.32  $1.15   $1.00     --     --     --
Accumulation unit value at end of period        $1.38  $1.19  $1.05  $1.81  $1.60  $1.32   $1.15     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       637    813    667    657    741    652       5     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $0.98  $0.84  $1.34  $1.32  $1.13  $1.08   $1.00     --     --     --
Accumulation unit value at end of period        $1.10  $0.98  $0.84  $1.34  $1.32  $1.13   $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       171    228    174    182    190    214      84     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.26  $0.89  $1.24  $1.12  $1.07  $1.05   $1.00     --     --     --
Accumulation unit value at end of period        $1.49  $1.26  $0.89  $1.24  $1.12  $1.07   $1.05     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,504  1,159  1,258  1,531  1,651  1,365     279     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.33  $0.88  $1.53  $1.36  $1.12  $1.06   $1.00     --     --     --
Accumulation unit value at end of period        $1.67  $1.33  $0.88  $1.53  $1.36  $1.12   $1.06     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       267     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period  $1.00     --     --     --     --     --      --     --     --     --
Accumulation unit value at end of period        $1.22     --     --     --     --     --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        18     --     --     --     --     --      --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period  $1.26  $1.14  $1.12  $1.07  $1.04  $1.04   $1.00     --     --     --
Accumulation unit value at end of period        $1.33  $1.26  $1.14  $1.12  $1.07  $1.04   $1.04     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,481    495    500    719    668    432      87     --     --     --
-------------------------------------------------------------------------------------------------------------------------






                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    33

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                             2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                          $1.01   $0.82   $1.00      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.10   $1.01   $0.82      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       101     106     111      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.06   $0.70   $1.35   $1.14  $1.07  $1.04  $1.00  $1.00     --     --
Accumulation unit value at end of period        $1.25   $1.06   $0.70   $1.35  $1.14  $1.07  $1.04  $1.00     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        23      35      35      37     34     36     28      2     --     --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.02   $0.86   $1.46   $1.41  $1.22  $1.18  $1.07  $1.00     --     --
Accumulation unit value at end of period        $1.13   $1.02   $0.86   $1.46  $1.41  $1.22  $1.18  $1.07     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       150     158     182     173    174    176    165     31     --     --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.72   $0.54   $1.17   $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.74   $0.72   $0.54   $1.17  $1.12     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       430   8,976  11,184   5,434  1,483     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.11   $0.82   $1.37   $1.22  $1.25  $1.10  $1.03  $1.00     --     --
Accumulation unit value at end of period        $1.20   $1.11   $0.82   $1.37  $1.22  $1.25  $1.10  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        86      76      95     107    110    128    128     --     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.17   $1.07   $1.10   $1.02  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.21   $1.17   $1.07   $1.10  $1.02     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     134      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.91   $0.69   $1.26   $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.01   $0.91   $0.69   $1.26  $1.08     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.86   $0.67   $0.90   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $1.01   $0.86   $0.67   $0.90     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         6      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.88   $0.66   $1.15   $0.96  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.01   $0.88   $0.66   $1.15  $0.96     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       237     237     237     255  2,902     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.89   $0.76   $1.05   $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.00   $0.89   $0.76   $1.05  $1.12     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.14   $0.80   $1.07   $1.07  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.26   $1.14   $0.80   $1.07  $1.07     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        61      61      62      38  1,079     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.84   $0.67   $1.12   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $1.01   $0.84   $0.67   $1.12     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       451  21,466  14,146   7,674     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.79   $0.58   $1.14   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $0.89   $0.79   $0.58   $1.14     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        25      25      14      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.87   $0.71   $1.00   $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.09   $0.87   $0.71   $1.00  $1.04     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       346  15,475   9,855   6,403     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.85   $0.72   $1.10   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $0.98   $0.85   $0.72   $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        93       8      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------



 34    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.77   $0.58   $0.98   $0.98  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.97   $0.77   $0.58   $0.98  $0.98     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.99   $0.64   $1.10   $0.98  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.27   $0.99   $0.64   $1.10  $0.98     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        50      50      50      55    679     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.64   $0.48   $0.74   $0.70  $0.65  $0.63  $0.60  $0.48  $0.69  $0.90
Accumulation unit value at end of period        $0.72   $0.64   $0.48   $0.74  $0.70  $0.65  $0.63  $0.60  $0.48  $0.69
Number of accumulation units outstanding at
end of period (000 omitted)                       194     210     232     333    476    530    701    753    817  1,145
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.99   $0.82   $1.18   $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.12   $0.99   $0.82   $1.18  $1.12     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.77   $0.62   $1.09   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $0.83   $0.77   $0.62   $1.09     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         8       3      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.87   $0.68   $1.09   $1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.90   $0.87   $0.68   $1.09  $1.06     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.01   $0.71   $0.99   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $1.09   $1.01   $0.71   $0.99     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       259   8,383   5,612   3,855     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.32   $0.99   $1.74   $1.50  $1.36  $1.18  $1.04  $1.00     --     --
Accumulation unit value at end of period        $1.52   $1.32   $0.99   $1.74  $1.50  $1.36  $1.18  $1.04     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,106   5,626  11,060   9,543  7,320  3,059  3,269    221     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                          $1.18   $0.88   $1.52   $1.44  $1.28  $1.08  $1.08  $0.87  $0.95  $1.00
Accumulation unit value at end of period        $1.38   $1.18   $0.88   $1.52  $1.44  $1.28  $1.08  $1.08  $0.87  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                        28      25     151     226    191    100    105     99     92     60
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                          $0.95   $0.75   $1.44   $1.15  $1.09  $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period        $1.16   $0.95   $0.75   $1.44  $1.15  $1.09  $1.05  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        99     104     152     174    170    177    182      7     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                          $1.49   $1.05   $1.42   $1.40  $1.27  $1.26  $1.17  $0.93  $0.91  $1.00
Accumulation unit value at end of period        $1.67   $1.49   $1.05   $1.42  $1.40  $1.27  $1.26  $1.17  $0.93  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                        25      62      74     104    146    148    223    280    154     71
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.16   $1.02   $1.07   $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.24   $1.16   $1.02   $1.07  $1.04     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       288  10,384   8,406   6,965    512     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                          $1.94   $1.40   $2.35   $2.06  $1.86  $1.59  $1.29  $0.95  $1.06  $1.00
Accumulation unit value at end of period        $2.46   $1.94   $1.40   $2.35  $2.06  $1.86  $1.59  $1.29  $0.95  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                     1,184   3,949   5,166   3,440  2,476  1,850  1,925  1,154  1,005    667
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.32   $1.06   $1.91   $1.65  $1.42  $1.21  $1.08  $1.00     --     --
Accumulation unit value at end of period        $1.47   $1.32   $1.06   $1.91  $1.65  $1.42  $1.21  $1.08     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       115     410     598     533    309    133    128      7     --     --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.76   $1.49   $2.62   $3.35  $2.81  $2.51  $1.93  $1.44  $1.42  $1.34
Accumulation unit value at end of period        $2.10   $1.76   $1.49   $2.62  $3.35  $2.81  $2.51  $1.93  $1.44  $1.42
Number of accumulation units outstanding at
end of period (000 omitted)                       158     221     277     385    391    403    418    397    421    119
---------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    35

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.86   $1.39   $2.00   $1.95  $1.67  $1.66  $1.48  $1.13  $1.16  $1.16
Accumulation unit value at end of period        $2.07   $1.86   $1.39   $2.00  $1.95  $1.67  $1.66  $1.48  $1.13  $1.16
Number of accumulation units outstanding at
end of period (000 omitted)                       767     889     938   1,265  1,436  1,440  1,366  1,259  1,080    969
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.86   $0.74   $1.03   $1.07  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.03   $0.86   $0.74   $1.03  $1.07     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.28   $1.01   $1.52   $1.58  $1.36  $1.27  $1.04  $0.79  $1.00     --
Accumulation unit value at end of period        $1.63   $1.28   $1.01   $1.52  $1.58  $1.36  $1.27  $1.04  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                       256     260     317     406    494    503    478    149     59     --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.57   $0.40   $0.71   $0.64  $0.60  $0.58  $0.52  $0.39  $0.55  $0.66
Accumulation unit value at end of period        $0.72   $0.57   $0.40   $0.71  $0.64  $0.60  $0.58  $0.52  $0.39  $0.55
Number of accumulation units outstanding at
end of period (000 omitted)                     1,281   1,495   1,794   2,000  2,527  2,955  3,142  2,747  2,813  2,416
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.51   $1.21   $1.95   $1.91  $1.63  $1.49  $1.34  $1.08  $1.25  $1.18
Accumulation unit value at end of period        $1.66   $1.51   $1.21   $1.95  $1.91  $1.63  $1.49  $1.34  $1.08  $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                     2,487   2,690   2,831   3,212  4,354  3,461  3,662  1,227    875    521
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.49   $1.10   $1.86   $1.63  $1.36  $1.25  $1.07  $1.00     --     --
Accumulation unit value at end of period        $1.59   $1.49   $1.10   $1.86  $1.63  $1.36  $1.25  $1.07     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       548     671     705     731    780    783    797     58     --     --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.41   $1.20   $1.15   $1.05  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.60   $1.41   $1.20   $1.15  $1.05     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       467   8,919   7,608   7,113  2,613     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.83   $0.64   $1.12   $1.11  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.88   $0.83   $0.64   $1.12  $1.11     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       524     575     441     395    290     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $2.49   $1.89   $3.04   $2.98  $2.60  $2.33  $1.87  $1.48  $1.57  $1.42
Accumulation unit value at end of period        $3.08   $2.49   $1.89   $3.04  $2.98  $2.60  $2.33  $1.87  $1.48  $1.57
Number of accumulation units outstanding at
end of period (000 omitted)                       373   2,121   2,524   2,353  1,620    981  1,028  1,083  1,065  1,041
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.76   $0.64   $1.02   $1.05  $0.94  $0.90  $0.79  $0.62  $0.80  $0.92
Accumulation unit value at end of period        $0.85   $0.76   $0.64   $1.02  $1.05  $0.94  $0.90  $0.79  $0.62  $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                       373     437     674     934  1,503  1,492  1,569  1,608  1,593  1,352
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                          $0.95   $0.65   $1.37   $1.36  $1.22  $1.17  $1.07  $1.00     --     --
Accumulation unit value at end of period        $1.00   $0.95   $0.65   $1.37  $1.36  $1.22  $1.17  $1.07     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       639     837     743     758    832    885    941     89     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.49   $0.41   $0.72   $0.65  $0.62  $0.58  $0.55  $0.43  $0.57  $0.75
Accumulation unit value at end of period        $0.56   $0.49   $0.41   $0.72  $0.65  $0.62  $0.58  $0.55  $0.43  $0.57
Number of accumulation units outstanding at
end of period (000 omitted)                       545     641     701   1,022  1,762  1,950  2,150  2,296  2,455  2,749
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                          $0.91   $0.76   $1.34   $1.22  $1.16  $1.08  $1.03  $1.00     --     --
Accumulation unit value at end of period        $1.04   $0.91   $0.76   $1.34  $1.22  $1.16  $1.08  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         6     536     510     531    268      3      3     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.17   $0.84   $1.60   $1.47  $1.28  $1.18  $1.04  $1.00     --     --
Accumulation unit value at end of period        $1.37   $1.17   $0.84   $1.60  $1.47  $1.28  $1.18  $1.04     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        30      32      36      40     37     41     42     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                          $1.01   $0.80   $1.16   $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.10   $1.01   $0.80   $1.16  $1.08     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       871     999   1,471   1,975  2,929     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------



 36    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                          $1.00   $0.79   $1.15   $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.08   $1.00   $0.79   $1.15  $1.08     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         8       8       8       8      8     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.91   $0.73   $1.03   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $0.95   $0.91   $0.73   $1.03     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         8       8      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.82   $0.61   $1.04   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $0.91   $0.82   $0.61   $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       374  17,191   6,549   3,282     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.02   $0.79   $1.13   $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.14   $1.02   $0.79   $1.13  $1.04     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.14   $0.90   $1.42   $1.47  $1.29  $1.25  $1.08  $1.00     --     --
Accumulation unit value at end of period        $1.31   $1.14   $0.90   $1.42  $1.47  $1.29  $1.25  $1.08     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       664   5,951   7,282   4,806  3,372    677    711     17     --     --
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.26   $1.03   $1.53   $1.51  $1.32  $1.22  $1.08  $1.00     --     --
Accumulation unit value at end of period        $1.40   $1.26   $1.03   $1.53  $1.51  $1.32  $1.22  $1.08     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       199     243     222     316    326    371    375     --     --     --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.84   $0.63   $1.06   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $0.95   $0.84   $0.63   $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       362  18,312  14,597   9,206     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.85   $0.60   $1.03   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $1.06   $0.85   $0.60   $1.03     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         1       1      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.13   $0.82   $1.32   $1.20  $1.13  $1.10  $1.02  $1.00     --     --
Accumulation unit value at end of period        $1.25   $1.13   $0.82   $1.32  $1.20  $1.13  $1.10  $1.02     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        54     107      60      62     63     64     57     --     --     --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.95   $0.76   $1.15   $1.05  $0.94  $0.89  $0.81  $0.67  $0.86  $1.03
Accumulation unit value at end of period        $1.05   $0.95   $0.76   $1.15  $1.05  $0.94  $0.89  $0.81  $0.67  $0.86
Number of accumulation units outstanding at
end of period (000 omitted)                       266     331     520     670    907    986  1,123  1,326  1,476  1,400
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.16   $0.72   $1.21   $1.19  $1.07  $1.03  $0.98  $1.00     --     --
Accumulation unit value at end of period        $1.56   $1.16   $0.72   $1.21  $1.19  $1.07  $1.03  $0.98     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       116     133     125     124    127    125    134     10     --     --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.18   $1.01   $1.32   $1.29  $1.17  $1.15  $1.05  $1.00     --     --
Accumulation unit value at end of period        $1.28   $1.18   $1.01   $1.32  $1.29  $1.17  $1.15  $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,291   1,575   1,669   1,978  1,867  2,010  2,175     82     --     --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.41   $1.07   $1.74   $1.38  $1.06  $0.92  $0.72  $0.53  $0.70  $0.93
Accumulation unit value at end of period        $1.59   $1.41   $1.07   $1.74  $1.38  $1.06  $0.92  $0.72  $0.53  $0.70
Number of accumulation units outstanding at
end of period (000 omitted)                       374     451     755     939  1,148  1,224  1,369  1,686  1,931  2,308
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                          $2.12   $1.62   $2.63   $2.09  $1.61  $1.40  $1.09  $1.00     --     --
Accumulation unit value at end of period        $2.38   $2.12   $1.62   $2.63  $2.09  $1.61  $1.40  $1.09     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        88     118      53      65     81     44     45     --     --     --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.65   $0.47   $0.85   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $0.79   $0.65   $0.47   $0.85     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       154   3,968   5,104   1,837     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    37

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.92   $0.59   $1.13   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $1.20   $0.92   $0.59   $1.13     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        19      23       4      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.43   $1.13   $1.84   $2.25  $1.65  $1.42  $1.06  $1.00     --     --
Accumulation unit value at end of period        $1.84   $1.43   $1.13   $1.84  $2.25  $1.65  $1.42  $1.06     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        38      42      38      46     60     68     68     11     --     --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.78   $0.62   $1.01   $1.23  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.00   $0.78   $0.62   $1.01  $1.23     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       103     103     103     103     31     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.05   $0.74   $1.38   $1.22  $1.15  $1.11  $1.05  $1.00     --     --
Accumulation unit value at end of period        $1.13   $1.05   $0.74   $1.38  $1.22  $1.15  $1.11  $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       266     279     288     298    274    288    307     19     --     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.43   $1.04   $1.76   $1.68  $1.45  $1.28  $1.09  $0.77  $1.00     --
Accumulation unit value at end of period        $1.63   $1.43   $1.04   $1.76  $1.68  $1.45  $1.28  $1.09  $0.77     --
Number of accumulation units outstanding at
end of period (000 omitted)                       424     497     695     722    710    579    518     82     13     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.47   $1.26   $1.49   $1.37  $1.30  $1.28  $1.19  $1.03  $1.00     --
Accumulation unit value at end of period        $1.67   $1.47   $1.26   $1.49  $1.37  $1.30  $1.28  $1.19  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,026  13,876  10,614   8,749  2,701    919    906    264    111     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                          $0.31   $0.25   $1.18   $1.20  $1.12  $1.11  $1.03  $1.00     --     --
Accumulation unit value at end of period        $0.35   $0.31   $0.25   $1.18  $1.20  $1.12  $1.11  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       387     394     211     175    192    254    246     81     --     --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.20   $0.89   $1.45   $1.49  $1.31  $1.21  $1.03  $1.00     --     --
Accumulation unit value at end of period        $1.46   $1.20   $0.89   $1.45  $1.49  $1.31  $1.21  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       360     451     476     511    533    602    632     38     --     --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.03   $0.86   $1.04   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $1.15   $1.03   $0.86   $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       318   9,462  12,168   9,250     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.18   $0.95   $1.16   $1.18  $1.16  $1.04  $0.98  $0.84  $1.00     --
Accumulation unit value at end of period        $1.20   $1.18   $0.95   $1.16  $1.18  $1.16  $1.04  $0.98  $0.84     --
Number of accumulation units outstanding at
end of period (000 omitted)                        60      61      63     104    150    132    111     50     12     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.01   $0.79   $1.30   $1.40  $1.22  $1.18  $1.07  $1.00     --     --
Accumulation unit value at end of period        $1.14   $1.01   $0.79   $1.30  $1.40  $1.22  $1.18  $1.07     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        17      31      31      34     36     38     39     12     --     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.79   $0.64   $1.16   $1.08  $0.86  $0.77  $0.67  $0.53  $0.65  $0.83
Accumulation unit value at end of period        $0.86   $0.79   $0.64   $1.16  $1.08  $0.86  $0.77  $0.67  $0.53  $0.65
Number of accumulation units outstanding at
end of period (000 omitted)                     1,666   1,959   2,382   3,162  3,931  4,113  4,437  3,942  3,982  3,906
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.13      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       424      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.01   $0.77   $1.27   $1.28  $1.16  $1.12  $1.05  $1.00     --     --
Accumulation unit value at end of period        $1.17   $1.01   $0.77   $1.27  $1.28  $1.16  $1.12  $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        18      19      21      30     39     41     35     --     --     --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.70   $0.54   $0.90   $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.87   $0.70   $0.54   $0.90  $1.04     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        45      45      45      54  1,144     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------



 38    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.08   $1.09   $1.08   $1.04  $1.01  $0.99  $1.00  $1.00     --     --
Accumulation unit value at end of period        $1.07   $1.08   $1.09   $1.08  $1.04  $1.01  $0.99  $1.00     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,772   4,706   1,829     792    340     57     73    203     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.18   $1.05   $1.13   $1.09  $1.05  $1.05  $1.01  $1.00     --     --
Accumulation unit value at end of period        $1.27   $1.18   $1.05   $1.13  $1.09  $1.05  $1.05  $1.01     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,314  22,808  19,368  15,892  6,766  1,000  1,117     75     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.49   $1.19   $2.02   $1.89  $1.60  $1.42  $1.22  $0.87  $1.09  $1.08
Accumulation unit value at end of period        $1.72   $1.49   $1.19   $2.02  $1.89  $1.60  $1.42  $1.22  $0.87  $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                       984  14,162  11,637   6,473  3,391  1,105  1,194    591    573    428
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.59   $0.48   $0.84   $0.83  $0.73  $0.69  $0.66  $0.52  $0.67  $0.83
Accumulation unit value at end of period        $0.68   $0.59   $0.48   $0.84  $0.83  $0.73  $0.69  $0.66  $0.52  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                     1,242   1,472   1,713   2,064  2,748    727    804     75     75     76
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.15   $1.08   $1.10   $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.18   $1.15   $1.08   $1.10  $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       382  16,907   7,699   7,255  4,156     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.49   $0.98   $1.32   $1.31  $1.20  $1.17  $1.06  $0.86  $0.93  $0.90
Accumulation unit value at end of period        $1.67   $1.49   $0.98   $1.32  $1.31  $1.20  $1.17  $1.06  $0.86  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                       290     430     462     515    630    328    368    394    684    279
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.20   $0.85   $1.06   $1.05  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.34   $1.20   $0.85   $1.06  $1.05     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       251  12,398   7,173   5,490  1,572     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.17   $0.72   $1.33   $1.18  $1.20  $1.10  $1.02  $1.00     --     --
Accumulation unit value at end of period        $1.46   $1.17   $0.72   $1.33  $1.18  $1.20  $1.10  $1.02     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        29      65      30       6     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.75   $0.54   $1.00   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $0.91   $0.75   $0.54   $1.00     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.09   $0.87   $1.40   $1.35  $1.19  $1.15  $1.06  $1.00     --     --
Accumulation unit value at end of period        $1.23   $1.09   $0.87   $1.40  $1.35  $1.19  $1.15  $1.06     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       651     519     227     234    248    251    239     73     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.26   $1.21   $1.25   $1.21  $1.17  $1.17  $1.17  $1.17  $1.12  $1.07
Accumulation unit value at end of period        $1.28   $1.26   $1.21   $1.25  $1.21  $1.17  $1.17  $1.17  $1.17  $1.12
Number of accumulation units outstanding at
end of period (000 omitted)                     1,388   3,602   1,648   1,509  1,294  1,196  1,221  1,040  1,450    805
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.00   $0.74   $1.35   $1.32  $1.21  $1.12  $1.05  $1.00     --     --
Accumulation unit value at end of period        $1.16   $1.00   $0.74   $1.35  $1.32  $1.21  $1.12  $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         8       8     606     452     14     14     15      7     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.81   $0.65   $1.08   $1.10  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.96   $0.81   $0.65   $1.08  $1.10     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.06   $0.76   $1.26   $1.33  $1.21  $1.16  $0.99  $0.68  $0.83  $0.90
Accumulation unit value at end of period        $1.32   $1.06   $0.76   $1.26  $1.33  $1.21  $1.16  $0.99  $0.68  $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                        42      45      58      92    139    214    237    384    307     41
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.21   $0.71   $1.54   $1.13  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.44   $1.21   $0.71   $1.54  $1.13     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       307   4,391   5,930   2,871  1,112     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    39

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.88   $0.70   $1.19   $1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $0.99   $0.88   $0.70   $1.19  $1.06     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        66      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.12      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     5,916      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.12      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    30,517      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.04      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     5,000      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.04      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    25,867      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.78   $0.60   $0.99   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period        $0.86   $0.78   $0.60   $0.99     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       460  22,845  11,582   6,461     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.93   $0.69   $1.10   $1.05  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.12   $0.93   $0.69   $1.10  $1.05     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         5       6      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.09      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    82,870      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.09      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   192,524      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.11      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    40,351      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.11      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   109,670      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.07      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    19,276      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.07      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    35,135      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.36   $1.01   $1.49   $1.59  $1.34  $1.28  $1.08  $0.79  $1.00     --
Accumulation unit value at end of period        $1.67   $1.36   $1.01   $1.49  $1.59  $1.34  $1.28  $1.08  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                       108     394     434     396    192    185    221     40     22     --
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.00   $0.68   $1.26   $1.09  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.23   $1.00   $0.68   $1.26  $1.09     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       187   5,712   7,562   3,187  1,448     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------



 40    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.87   $0.62   $1.04   $1.00  $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.06   $0.87   $0.62   $1.04  $1.00     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       165   4,706   3,952   2,534    175     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.29   $0.96   $1.46   $1.36  $1.23  $1.14  $1.06  $1.00     --     --
Accumulation unit value at end of period        $1.48   $1.29   $0.96   $1.46  $1.36  $1.23  $1.14  $1.06     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       750     891     967   1,073  1,165  1,226    762     64     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.00   $0.88   $1.25   $1.18  $1.06  $1.02  $0.95  $0.79  $0.91  $0.99
Accumulation unit value at end of period        $1.12   $1.00   $0.88   $1.25  $1.18  $1.06  $1.02  $0.95  $0.79  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                       838   1,076   2,686   3,084  3,544  4,274  4,536  4,842  5,138  5,343
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.31   $1.15   $1.99   $1.75  $1.44  $1.26  $1.08  $1.00     --     --
Accumulation unit value at end of period        $1.51   $1.31   $1.15   $1.99  $1.75  $1.44  $1.26  $1.08     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       740     773     755     857    966  1,110  1,249    139     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.04   $0.90   $1.43   $1.41  $1.20  $1.16  $1.05  $0.84  $1.06  $1.13
Accumulation unit value at end of period        $1.17   $1.04   $0.90   $1.43  $1.41  $1.20  $1.16  $1.05  $0.84  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                       657   1,060     823   1,148  1,387  1,578  1,938  1,984  2,083  2,040
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                          $1.29   $0.91   $1.27   $1.15  $1.10  $1.08  $1.02  $1.00     --     --
Accumulation unit value at end of period        $1.53   $1.29   $0.91   $1.27  $1.15  $1.10  $1.08  $1.02     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,629     743     873     981  1,054  1,161  1,187     55     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.50   $0.33   $0.58   $0.51  $0.42  $0.40  $0.36  $0.25  $0.42  $0.56
Accumulation unit value at end of period        $0.63   $0.50   $0.33   $0.58  $0.51  $0.42  $0.40  $0.36  $0.25  $0.42
Number of accumulation units outstanding at
end of period (000 omitted)                     1,389   1,044   1,148   1,358  1,741  1,913  2,281  2,845  3,066  3,231
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                          $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period        $1.22      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       431      --      --      --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.63   $1.47   $1.46   $1.39  $1.35  $1.34  $1.30  $1.22  $1.14  $1.08
Accumulation unit value at end of period        $1.72   $1.63   $1.47   $1.46  $1.39  $1.35  $1.34  $1.30  $1.22  $1.14
Number of accumulation units outstanding at
end of period (000 omitted)                       787   1,689   1,799   2,363  1,377    939    985  1,052  1,227    934
---------------------------------------------------------------------------------------------------------------------------






                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    41

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                              2010    2009    2008   2007   2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period   $1.01   $0.82  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.10   $1.01  $0.82     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          2      22     41     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period   $0.44   $0.29  $0.56  $0.47  $0.44  $0.43  $0.42  $0.29  $0.51  $0.69
Accumulation unit value at end of period         $0.52   $0.44  $0.29  $0.56  $0.47  $0.44  $0.43  $0.42  $0.29  $0.51
Number of accumulation units outstanding at
end of period (000 omitted)                        331     586    610    820    824    829    932    498    684    793
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period   $0.91   $0.77  $1.31  $1.26  $1.09  $1.06  $0.96  $0.74  $0.96  $0.97
Accumulation unit value at end of period         $1.01   $0.91  $0.77  $1.31  $1.26  $1.09  $1.06  $0.96  $0.74  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                      1,010   1,822  2,393  2,734  3,482  3,585  4,135  3,461  3,898  2,152
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of period   $0.72   $0.54  $1.17  $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.74   $0.72  $0.54  $1.17  $1.12     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         66   4,550  5,545  3,053  1,029     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of period   $0.58   $0.43  $0.72  $0.65  $0.66  $0.58  $0.54  $0.45  $0.65  $0.80
Accumulation unit value at end of period         $0.63   $0.58  $0.43  $0.72  $0.65  $0.66  $0.58  $0.54  $0.45  $0.65
Number of accumulation units outstanding at
end of period (000 omitted)                        553     732  1,014  1,308  1,473  1,546  1,578  1,510  2,042  1,944
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at beginning of period   $1.16   $1.07  $1.10  $1.02  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.21   $1.16  $1.07  $1.10  $1.02     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of period   $0.90   $0.69  $1.26  $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.01   $0.90  $0.69  $1.26  $1.08     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period   $0.86   $0.67  $0.90  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $1.01   $0.86  $0.67  $0.90     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of period   $0.88   $0.66  $1.15  $0.96  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.01   $0.88  $0.66  $1.15  $0.96     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --  2,100     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at beginning of period   $0.89   $0.76  $1.04  $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.00   $0.89  $0.76  $1.04  $1.12     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND, CLASS 1 (04/07/2003)
Accumulation unit value at beginning of period   $1.42   $1.16  $1.63  $1.51  $1.37  $1.30  $1.20  $1.00     --     --
Accumulation unit value at end of period         $1.59   $1.42  $1.16  $1.63  $1.51  $1.37  $1.30  $1.20     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         45     111    144    443    469    476    498    507     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (04/07/2003)
Accumulation unit value at beginning of period   $1.22   $1.21  $1.13  $1.08  $1.05  $1.04  $1.01  $1.00     --     --
Accumulation unit value at end of period         $1.26   $1.22  $1.21  $1.13  $1.08  $1.05  $1.04  $1.01     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        545     640    872  1,322  1,340  1,433  1,520  1,658     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 1 (04/28/2006)
Accumulation unit value at beginning of period   $1.14   $0.80  $1.07  $1.07  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.26   $1.14  $0.80  $1.07  $1.07     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        264     325    407    553    540     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period   $1.13   $0.80  $1.07  $1.07  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.25   $1.13  $0.80  $1.07  $1.07     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        162      14     14     13    659     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A (02/25/2005)
Accumulation unit value at beginning of period   $1.01   $0.76  $1.29  $1.13  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.17   $1.01  $0.76  $1.29  $1.13  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         99     125    311    313    333    428     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



 42    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009    2008   2007   2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period   $0.84   $0.67  $1.12  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $1.01   $0.84  $0.67  $1.12     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        102  10,560  6,615  4,235     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period   $0.79   $0.58  $1.14  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $0.89   $0.79  $0.58  $1.14     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period   $0.87   $0.71  $1.00  $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.09   $0.87  $0.71  $1.00  $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         75   7,744  4,484  3,402     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL COMPANY GROWTH FUND, CLASS 1 (04/14/2003)
Accumulation unit value at beginning of period   $1.51   $1.22  $2.08  $1.86  $1.68  $1.65  $1.50  $1.00     --     --
Accumulation unit value at end of period         $1.92   $1.51  $1.22  $2.08  $1.86  $1.68  $1.65  $1.50     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         57      63     69     81     90    108    108    107     --     --
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period   $0.85   $0.72  $1.10  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $0.98   $0.85  $0.72  $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          2       2      2     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period   $0.77   $0.58  $0.98  $0.98  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.97   $0.77  $0.58  $0.98  $0.98     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period   $0.99   $0.64  $1.10  $0.97  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.27   $0.99  $0.64  $1.10  $0.97     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --    490     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of period   $0.63   $0.48  $0.74  $0.70  $0.65  $0.63  $0.60  $0.48  $0.69  $0.90
Accumulation unit value at end of period         $0.72   $0.63  $0.48  $0.74  $0.70  $0.65  $0.63  $0.60  $0.48  $0.69
Number of accumulation units outstanding at
end of period (000 omitted)                        379     404    564    672    620    626    623    735    715  1,143
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period   $0.99   $0.82  $1.18  $1.11  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.12   $0.99  $0.82  $1.18  $1.11     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period   $0.77   $0.62  $1.09  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $0.83   $0.77  $0.62  $1.09     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period   $0.87   $0.67  $1.09  $1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.90   $0.87  $0.67  $1.09  $1.06     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period   $1.01   $0.71  $0.99  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $1.09   $1.01  $0.71  $0.99     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         39   4,075  2,594  2,052     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of period   $1.12   $0.82  $1.26  $1.17  $1.06  $1.01  $0.97  $0.84  $0.93  $0.96
Accumulation unit value at end of period         $1.30   $1.12  $0.82  $1.26  $1.17  $1.06  $1.01  $0.97  $0.84  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                        183     216    342    435    452    468    481    526    511    350
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $1.22   $0.91  $1.61  $1.38  $1.26  $1.09  $0.95  $0.75  $0.84  $0.97
Accumulation unit value at end of period         $1.41   $1.22  $0.91  $1.61  $1.38  $1.26  $1.09  $0.95  $0.75  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                        571     701  1,248  2,309  1,795  1,837  1,835  1,713  1,431    457
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $1.38   $1.03  $1.82  $1.57  $1.43  $1.24  $1.09  $0.86  $1.00     --
Accumulation unit value at end of period         $1.59   $1.38  $1.03  $1.82  $1.57  $1.43  $1.24  $1.09  $0.86     --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,177   3,281  6,032  5,864  4,893  1,778  1,707    935    115     --
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    43

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009    2008   2007   2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period   $1.18   $0.88  $1.52  $1.44  $1.28  $1.07  $1.07  $0.87  $0.95  $1.00
Accumulation unit value at end of period         $1.37   $1.18  $0.88  $1.52  $1.44  $1.28  $1.07  $1.07  $0.87  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                        138     326    606    708    717    525    523    535    305    207
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of period   $0.87   $0.69  $1.21  $1.09  $0.98  $0.92  $0.88  $0.72  $0.88  $0.98
Accumulation unit value at end of period         $0.99   $0.87  $0.69  $1.21  $1.09  $0.98  $0.92  $0.88  $0.72  $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                        145     191    286    380    396    386    441    436    435    425
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of period   $0.69   $0.55  $1.05  $0.84  $0.80  $0.76  $0.75  $0.57  $0.83  $1.02
Accumulation unit value at end of period         $0.85   $0.69  $0.55  $1.05  $0.84  $0.80  $0.76  $0.75  $0.57  $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                         31      41     53     73    144    164    173    195    208    445
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $0.90   $0.71  $1.36  $1.09  $1.04  $0.99  $0.98  $0.75  $1.00     --
Accumulation unit value at end of period         $1.10   $0.90  $0.71  $1.36  $1.09  $1.04  $0.99  $0.98  $0.75     --
Number of accumulation units outstanding at
end of period (000 omitted)                        133     492    401    311    602    429    410    117     31     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $1.18   $0.83  $1.12  $1.11  $1.01  $0.99  $0.92  $0.73  $0.72  $0.82
Accumulation unit value at end of period         $1.32   $1.18  $0.83  $1.12  $1.11  $1.01  $0.99  $0.92  $0.73  $0.72
Number of accumulation units outstanding at
end of period (000 omitted)                        225     241    568    763    597    596    845    826    502    294
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period   $1.48   $1.04  $1.41  $1.39  $1.27  $1.26  $1.17  $0.93  $0.91  $1.00
Accumulation unit value at end of period         $1.66   $1.48  $1.04  $1.41  $1.39  $1.27  $1.26  $1.17  $0.93  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                        191     188    228    462    564    287    337    316    317    178
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period   $1.16   $1.02  $1.07  $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.23   $1.16  $1.02  $1.07  $1.04     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         79   4,957  3,841  3,678    224     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of period   $2.86   $2.07  $3.46  $3.03  $2.73  $2.34  $1.90  $1.39  $1.56  $1.63
Accumulation unit value at end of period         $3.63   $2.86  $2.07  $3.46  $3.03  $2.73  $2.34  $1.90  $1.39  $1.56
Number of accumulation units outstanding at
end of period (000 omitted)                        578     766  1,075  1,633  1,627  1,723  1,897  1,802  1,810  1,254
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period   $1.93   $1.40  $2.34  $2.06  $1.85  $1.59  $1.29  $0.95  $1.06  $1.00
Accumulation unit value at end of period         $2.45   $1.93  $1.40  $2.34  $2.06  $1.85  $1.59  $1.29  $0.95  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                      1,216   3,621  4,422  4,006  3,592  3,013  3,064  2,428  1,445    522
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of period   $1.29   $1.04  $1.88  $1.62  $1.39  $1.19  $1.06  $0.75  $1.00     --
Accumulation unit value at end of period         $1.44   $1.29  $1.04  $1.88  $1.62  $1.39  $1.19  $1.06  $0.75     --
Number of accumulation units outstanding at
end of period (000 omitted)                         64     431    525    624    272     82     81     27     15     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $1.75   $1.49  $2.61  $3.34  $2.81  $2.50  $1.92  $1.43  $1.42  $1.34
Accumulation unit value at end of period         $2.09   $1.75  $1.49  $2.61  $3.34  $2.81  $2.50  $1.92  $1.43  $1.42
Number of accumulation units outstanding at
end of period (000 omitted)                        361     536    687    913    867    938    992  1,000  1,015    488
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $1.85   $1.38  $1.99  $1.94  $1.66  $1.66  $1.47  $1.13  $1.15  $1.16
Accumulation unit value at end of period         $2.06   $1.85  $1.38  $1.99  $1.94  $1.66  $1.66  $1.47  $1.13  $1.15
Number of accumulation units outstanding at
end of period (000 omitted)                      1,130   1,534  1,905  2,317  2,299  2,435  2,548  2,063  1,728  1,020
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period   $0.86   $0.74  $1.03  $1.07  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.03   $0.86  $0.74  $1.03  $1.07     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          3       4      4      5      5     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of period   $2.09   $1.64  $2.47  $2.57  $2.22  $2.07  $1.69  $1.30  $1.45  $1.29
Accumulation unit value at end of period         $2.64   $2.09  $1.64  $2.47  $2.57  $2.22  $2.07  $1.69  $1.30  $1.45
Number of accumulation units outstanding at
end of period (000 omitted)                        375     526    666    590    717    658    516    219     47      2
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of period   $1.04   $0.74  $1.30  $1.18  $1.10  $1.06  $0.96  $0.71  $1.01  $1.21
Accumulation unit value at end of period         $1.32   $1.04  $0.74  $1.30  $1.18  $1.10  $1.06  $0.96  $0.71  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                      1,842   2,467  3,121  3,777  4,295  4,737  5,177  4,918  4,574  2,844
--------------------------------------------------------------------------------------------------------------------------



 44    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009    2008   2007   2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of period   $1.48   $1.19  $1.91  $1.87  $1.60  $1.46  $1.32  $1.06  $1.22  $1.16
Accumulation unit value at end of period         $1.62   $1.48  $1.19  $1.91  $1.87  $1.60  $1.46  $1.32  $1.06  $1.22
Number of accumulation units outstanding at
end of period (000 omitted)                      2,272   2,966  3,954  5,507  6,011  5,328  5,621  4,198  2,393    252
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $1.50   $1.21  $1.94  $1.90  $1.63  $1.49  $1.34  $1.08  $1.24  $1.18
Accumulation unit value at end of period         $1.65   $1.50  $1.21  $1.94  $1.90  $1.63  $1.49  $1.34  $1.08  $1.24
Number of accumulation units outstanding at
end of period (000 omitted)                      1,143   1,645  1,976  2,440  2,476  2,267  2,400  2,050  1,377    646
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period   $2.34   $1.37  $2.94  $2.31  $1.83  $1.45  $1.18  $0.78  $0.79  $0.87
Accumulation unit value at end of period         $2.72   $2.34  $1.37  $2.94  $2.31  $1.83  $1.45  $1.18  $0.78  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                        125     142    172    264    126    131    169    124     20     17
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of period   $1.31   $0.97  $1.65  $1.45  $1.21  $1.11  $0.95  $0.73  $0.90  $1.09
Accumulation unit value at end of period         $1.41   $1.31  $0.97  $1.65  $1.45  $1.21  $1.11  $0.95  $0.73  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                        172     183    240    311    368    420    400    371    296    145
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of period   $1.23   $0.91  $1.54  $1.35  $1.13  $1.04  $0.89  $0.68  $0.84  $1.02
Accumulation unit value at end of period         $1.32   $1.23  $0.91  $1.54  $1.35  $1.13  $1.04  $0.89  $0.68  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                        656   1,196  1,816  2,003  2,636  2,688  2,217  1,480    866    514
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period   $1.41   $1.20  $1.15  $1.05  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.59   $1.41  $1.20  $1.15  $1.05     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         52   4,414  3,769  4,102  1,812     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period   $0.82   $0.64  $1.12  $1.11  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.87   $0.82  $0.64  $1.12  $1.11     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         26      26     26     21     21     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period   $2.48   $1.88  $3.03  $2.97  $2.59  $2.33  $1.87  $1.48  $1.57  $1.42
Accumulation unit value at end of period         $3.06   $2.48  $1.88  $3.03  $2.97  $2.59  $2.33  $1.87  $1.48  $1.57
Number of accumulation units outstanding at
end of period (000 omitted)                        409   1,518  1,777  2,090  1,873  1,361  1,409  1,449  1,458  1,091
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period   $0.76   $0.63  $1.02  $1.05  $0.94  $0.89  $0.79  $0.62  $0.80  $0.92
Accumulation unit value at end of period         $0.84   $0.76  $0.63  $1.02  $1.05  $0.94  $0.89  $0.79  $0.62  $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                        695   1,295  1,915  2,395  2,494  2,681  2,371  2,072  2,038  2,083
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of period   $0.88   $0.60  $1.27  $1.27  $1.14  $1.09  $1.00  $0.76  $1.00     --
Accumulation unit value at end of period         $0.93   $0.88  $0.60  $1.27  $1.27  $1.14  $1.09  $1.00  $0.76     --
Number of accumulation units outstanding at
end of period (000 omitted)                        447     636    648    748    790    708    783    699     90     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/09/1999)
Accumulation unit value at beginning of period   $0.72   $0.60  $1.06  $0.96  $0.91  $0.85  $0.80  $0.63  $0.84  $1.11
Accumulation unit value at end of period         $0.82   $0.72  $0.60  $1.06  $0.96  $0.91  $0.85  $0.80  $0.63  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                        912   1,557  2,040  2,745  3,214  3,090  3,428  3,393  3,148  3,345
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.08   $0.91  $1.60  $1.45  $1.39  $1.29  $1.23  $0.97  $1.00     --
Accumulation unit value at end of period         $1.23   $1.08  $0.91  $1.60  $1.45  $1.39  $1.29  $1.23  $0.97     --
Number of accumulation units outstanding at
end of period (000 omitted)                         40     549    519    501    173     24     22     19     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.13   $0.80  $1.54  $1.41  $1.23  $1.14  $1.00  $0.75  $1.00     --
Accumulation unit value at end of period         $1.32   $1.13  $0.80  $1.54  $1.41  $1.23  $1.14  $1.00  $0.75     --
Number of accumulation units outstanding at
end of period (000 omitted)                         74      74     72     79     72     80     80    100     28     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period   $1.01   $0.80  $1.16  $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.09   $1.01  $0.80  $1.16  $1.08     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,983   2,664  3,333  4,900  5,506     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period   $1.00   $0.79  $1.15  $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.00  $0.79  $1.15  $1.08     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          7      10     33     12     12     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    45

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009    2008   2007   2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $0.91   $0.73  $1.03  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $0.95   $0.91  $0.73  $1.03     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $0.82   $0.61  $1.04  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $0.91   $0.82  $0.61  $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         85   8,521  2,942  1,751     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period   $1.02   $0.79  $1.12  $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.14   $1.02  $0.79  $1.12  $1.04     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.34   $1.06  $1.67  $1.73  $1.51  $1.47  $1.27  $0.98  $1.00     --
Accumulation unit value at end of period         $1.53   $1.34  $1.06  $1.67  $1.73  $1.51  $1.47  $1.27  $0.98     --
Number of accumulation units outstanding at
end of period (000 omitted)                        131   2,645  3,140  2,409  2,020    284    242    153    186     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.41   $1.15  $1.72  $1.70  $1.48  $1.37  $1.21  $0.96  $1.00     --
Accumulation unit value at end of period         $1.56   $1.41  $1.15  $1.72  $1.70  $1.48  $1.37  $1.21  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                         32      80     79     86     49     60     65     50      4     --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period   $0.60   $0.42  $0.76  $0.63  $0.57  $0.51  $0.43  $0.32  $0.45  $0.76
Accumulation unit value at end of period         $0.75   $0.60  $0.42  $0.76  $0.63  $0.57  $0.51  $0.43  $0.32  $0.45
Number of accumulation units outstanding at
end of period (000 omitted)                        110     122    126    176    199    254    313    293    270    291
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period   $0.45   $0.29  $0.53  $0.44  $0.41  $0.38  $0.38  $0.26  $0.45  $0.72
Accumulation unit value at end of period         $0.56   $0.45  $0.29  $0.53  $0.44  $0.41  $0.38  $0.38  $0.26  $0.45
Number of accumulation units outstanding at
end of period (000 omitted)                         77      77     78     79     79    108    126    125    131    129
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period   $0.63   $0.47  $0.79  $0.70  $0.64  $0.62  $0.60  $0.46  $0.64  $0.87
Accumulation unit value at end of period         $0.71   $0.63  $0.47  $0.79  $0.70  $0.64  $0.62  $0.60  $0.46  $0.64
Number of accumulation units outstanding at
end of period (000 omitted)                        360  12,338  9,449  7,227    503    514    632    722    759    601
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period   $0.85   $0.60  $1.03  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $1.05   $0.85  $0.60  $1.03     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $0.67   $0.49  $0.78  $0.71  $0.67  $0.65  $0.61  $0.50  $0.70  $0.95
Accumulation unit value at end of period         $0.74   $0.67  $0.49  $0.78  $0.71  $0.67  $0.65  $0.61  $0.50  $0.70
Number of accumulation units outstanding at
end of period (000 omitted)                        210     300    397    460  1,099    807    834    938    875    662
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of period   $0.95   $0.76  $1.15  $1.05  $0.94  $0.89  $0.81  $0.67  $0.86  $1.04
Accumulation unit value at end of period         $1.04   $0.95  $0.76  $1.15  $1.05  $0.94  $0.89  $0.81  $0.67  $0.86
Number of accumulation units outstanding at
end of period (000 omitted)                        541     857  1,180  1,240  1,379  1,483  1,582  1,661  1,578  1,377
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period   $0.89   $0.71  $1.08  $0.99  $0.89  $0.84  $0.77  $0.64  $0.82  $0.99
Accumulation unit value at end of period         $0.97   $0.89  $0.71  $1.08  $0.99  $0.89  $0.84  $0.77  $0.64  $0.82
Number of accumulation units outstanding at
end of period (000 omitted)                        230     276    386    451    471    505    526    535    530    324
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of period   $1.38   $0.86  $1.43  $1.41  $1.26  $1.22  $1.16  $0.88  $1.30  $1.38
Accumulation unit value at end of period         $1.86   $1.38  $0.86  $1.43  $1.41  $1.26  $1.22  $1.16  $0.88  $1.30
Number of accumulation units outstanding at
end of period (000 omitted)                          1       1     12     21     22     33     31     32     32     18
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $0.91   $0.56  $0.94  $0.94  $0.84  $0.81  $0.77  $0.58  $0.87  $0.93
Accumulation unit value at end of period         $1.22   $0.91  $0.56  $0.94  $0.94  $0.84  $0.81  $0.77  $0.58  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                        277     470    582    647    658    783    901    707    441    293
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of period   $1.39   $1.19  $1.55  $1.50  $1.36  $1.34  $1.22  $1.06  $1.13  $1.14
Accumulation unit value at end of period         $1.51   $1.39  $1.19  $1.55  $1.50  $1.36  $1.34  $1.22  $1.06  $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                        113     100    270    247    117    100     88     89     74     77
--------------------------------------------------------------------------------------------------------------------------



 46    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009    2008   2007   2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of period   $1.26   $1.08  $1.41  $1.38  $1.25  $1.23  $1.12  $0.98  $1.05  $1.06
Accumulation unit value at end of period         $1.36   $1.26  $1.08  $1.41  $1.38  $1.25  $1.23  $1.12  $0.98  $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                      2,358   3,001  4,112  5,505  6,062  5,779  6,230  5,443  3,949  1,861
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of period   $1.82   $1.38  $2.24  $1.77  $1.37  $1.19  $0.92  $0.69  $0.90  $1.20
Accumulation unit value at end of period         $2.04   $1.82  $1.38  $2.24  $1.77  $1.37  $1.19  $0.92  $0.69  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                        496     674    878    964  1,159  1,267  1,336  1,393  1,631  1,999
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period   $1.48   $1.13  $1.84  $1.46  $1.13  $0.98  $0.76  $0.57  $0.75  $1.01
Accumulation unit value at end of period         $1.66   $1.48  $1.13  $1.84  $1.46  $1.13  $0.98  $0.76  $0.57  $0.75
Number of accumulation units outstanding at
end of period (000 omitted)                        195     251    275    323    304    241    287    264    209    126
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $0.65   $0.47  $0.85  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $0.79   $0.65  $0.47  $0.85     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         22   1,948  2,401  1,003     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $0.92   $0.59  $1.13  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $1.20   $0.92  $0.59  $1.13     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of period   $1.76   $1.39  $2.27  $2.77  $2.03  $1.76  $1.30  $0.96  $1.00     --
Accumulation unit value at end of period         $2.26   $1.76  $1.39  $2.27  $2.77  $2.03  $1.76  $1.30  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                         11      --     --     --      2      3    115      1     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period   $0.78   $0.61  $1.01  $1.23  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.00   $0.78  $0.61  $1.01  $1.23     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         12      12     12     12     29     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.01   $0.71  $1.32  $1.17  $1.10  $1.06  $1.01  $0.78  $1.00     --
Accumulation unit value at end of period         $1.09   $1.01  $0.71  $1.32  $1.17  $1.10  $1.06  $1.01  $0.78     --
Number of accumulation units outstanding at
end of period (000 omitted)                        237     360    417    761    499    504    445    242     39     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period   $1.42   $1.03  $1.75  $1.67  $1.44  $1.28  $1.09  $0.77  $1.00     --
Accumulation unit value at end of period         $1.62   $1.42  $1.03  $1.75  $1.67  $1.44  $1.28  $1.09  $0.77     --
Number of accumulation units outstanding at
end of period (000 omitted)                        906   1,263  1,733  2,215  2,059  1,904  1,729    788    190     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period   $1.46   $1.25  $1.48  $1.37  $1.29  $1.28  $1.19  $1.03  $1.00     --
Accumulation unit value at end of period         $1.66   $1.46  $1.25  $1.48  $1.37  $1.29  $1.28  $1.19  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,427   8,180  6,743  6,680  3,247  1,889  1,541  1,060    212     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period   $0.35   $0.28  $1.34  $1.37  $1.27  $1.26  $1.17  $0.96  $1.00     --
Accumulation unit value at end of period         $0.40   $0.35  $0.28  $1.34  $1.37  $1.27  $1.26  $1.17  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                        254     345    302    270    214    223    252    209      4     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of period   $1.32   $0.97  $1.59  $1.63  $1.44  $1.33  $1.13  $0.79  $1.00     --
Accumulation unit value at end of period         $1.60   $1.32  $0.97  $1.59  $1.63  $1.44  $1.33  $1.13  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                        202     298    320    375    391    378    374    217     65     --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period   $1.03   $0.86  $1.04  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $1.15   $1.03  $0.86  $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         50   4,676  5,668  5,059     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of period   $1.18   $0.95  $1.15  $1.18  $1.16  $1.04  $0.98  $0.84  $1.00     --
Accumulation unit value at end of period         $1.19   $1.18  $0.95  $1.15  $1.18  $1.16  $1.04  $0.98  $0.84     --
Number of accumulation units outstanding at
end of period (000 omitted)                         55     154    203    202    243    213    209     86     52     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at beginning of period   $0.90   $0.70  $1.16  $1.25  $1.09  $1.05  $0.96  $0.76  $0.95  $1.03
Accumulation unit value at end of period         $1.02   $0.90  $0.70  $1.16  $1.25  $1.09  $1.05  $0.96  $0.76  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                        400     600    892  1,305  1,443  1,621  1,596  1,635  1,583    963
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    47

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009    2008   2007   2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at beginning of period   $1.50   $1.04  $1.38  $1.33  $1.28  $1.27  $1.23  $1.19  $1.12  $1.06
Accumulation unit value at end of period         $1.63   $1.50  $1.04  $1.38  $1.33  $1.28  $1.27  $1.23  $1.19  $1.12
Number of accumulation units outstanding at
end of period (000 omitted)                          5      14     16     20     23     28     34     31     79     28
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at beginning of period   $1.09   $0.88  $1.59  $1.49  $1.18  $1.07  $0.93  $0.73  $0.90  $1.15
Accumulation unit value at end of period         $1.18   $1.09  $0.88  $1.59  $1.49  $1.18  $1.07  $0.93  $0.73  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                      2,315   2,779  3,548  4,302  4,374  4,450  4,648  4,797  4,994  4,731
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of period   $0.85   $0.62  $1.09  $0.97  $0.78  $0.67  $0.60  $0.45  $0.53  $0.76
Accumulation unit value at end of period         $0.94   $0.85  $0.62  $1.09  $0.97  $0.78  $0.67  $0.60  $0.45  $0.53
Number of accumulation units outstanding at
end of period (000 omitted)                         74     109    134    407    197    219    262    289    440    461
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.13      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        652      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.13      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        106      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of period   $0.96   $0.73  $1.20  $1.21  $1.10  $1.06  $1.00  $0.81  $1.00     --
Accumulation unit value at end of period         $1.10   $0.96  $0.73  $1.20  $1.21  $1.10  $1.06  $1.00  $0.81     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period   $0.70   $0.54  $0.90  $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.87   $0.70  $0.54  $0.90  $1.04     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --    801     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/09/1999)
Accumulation unit value at beginning of period   $1.00   $0.82  $1.18  $1.17  $1.04  $1.01  $0.94  $0.79  $0.92  $1.04
Accumulation unit value at end of period         $1.11   $1.00  $0.82  $1.18  $1.17  $1.04  $1.01  $0.94  $0.79  $0.92
Number of accumulation units outstanding at
end of period (000 omitted)                         85     114    218    292    275    210    176    177    179    151
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/09/1999)
Accumulation unit value at beginning of period   $1.15   $1.16  $1.15  $1.11  $1.08  $1.06  $1.07  $1.08  $1.08  $1.05
Accumulation unit value at end of period         $1.13   $1.15  $1.16  $1.15  $1.11  $1.08  $1.06  $1.07  $1.08  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                      2,075   3,153  2,711  1,073  1,203  1,149  1,454  1,720  2,516  2,250
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/09/1999)
Accumulation unit value at beginning of period   $1.40   $1.24  $1.34  $1.29  $1.25  $1.24  $1.20  $1.16  $1.11  $1.05
Accumulation unit value at end of period         $1.50   $1.40  $1.24  $1.34  $1.29  $1.25  $1.24  $1.20  $1.16  $1.11
Number of accumulation units outstanding at
end of period (000 omitted)                        549   9,460  7,975  7,765  4,332  1,045    999    593    179     99
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/09/1999)
Accumulation unit value at beginning of period   $1.37   $1.09  $1.85  $1.74  $1.47  $1.31  $1.12  $0.81  $1.01  $1.00
Accumulation unit value at end of period         $1.58   $1.37  $1.09  $1.85  $1.74  $1.47  $1.31  $1.12  $0.81  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                        957   8,590  7,188  4,908  3,199  1,284  1,141    861    536    342
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of period   $0.59   $0.48  $0.84  $0.82  $0.72  $0.69  $0.66  $0.52  $0.67  $0.83
Accumulation unit value at end of period         $0.68   $0.59  $0.48  $0.84  $0.82  $0.72  $0.69  $0.66  $0.52  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                      2,512   3,082  3,503  4,303  4,701  1,109  1,250    172    141    217
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period   $1.14   $1.08  $1.10  $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.18   $1.14  $1.08  $1.10  $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        239   8,855  3,975  4,387  2,829     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/09/1999)
Accumulation unit value at beginning of period   $1.53   $1.00  $1.36  $1.35  $1.23  $1.20  $1.09  $0.88  $0.96  $0.92
Accumulation unit value at end of period         $1.72   $1.53  $1.00  $1.36  $1.35  $1.23  $1.20  $1.09  $0.88  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                        280     582    944  1,284  1,320  1,059  1,262  1,212  1,027    821
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period   $1.20   $0.85  $1.06  $1.05  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.34   $1.20  $0.85  $1.06  $1.05     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         60   6,254  3,420  3,039  1,094     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



 48    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009    2008   2007   2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of period   $1.41   $0.87  $1.60  $1.42  $1.44  $1.33  $1.23  $1.02  $1.00     --
Accumulation unit value at end of period         $1.75   $1.41  $0.87  $1.60  $1.42  $1.44  $1.33  $1.23  $1.02     --
Number of accumulation units outstanding at
end of period (000 omitted)                          3       3      2      2      1      1      1     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period   $0.75   $0.54  $1.00  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $0.91   $0.75  $0.54  $1.00     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/23/2000)
Accumulation unit value at beginning of period   $0.81   $0.65  $1.05  $1.01  $0.89  $0.86  $0.79  $0.63  $0.82  $0.94
Accumulation unit value at end of period         $0.92   $0.81  $0.65  $1.05  $1.01  $0.89  $0.86  $0.79  $0.63  $0.82
Number of accumulation units outstanding at
end of period (000 omitted)                        123     173    342    478    539    565    639    728    711    450
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of period   $0.79   $0.64  $1.02  $0.99  $0.87  $0.84  $0.77  $0.61  $0.80  $0.92
Accumulation unit value at end of period         $0.90   $0.79  $0.64  $1.02  $0.99  $0.87  $0.84  $0.77  $0.61  $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                      1,538   2,439  3,181  3,455  3,398  3,818  3,822  2,601  2,290    817
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of period   $1.25   $1.20  $1.24  $1.20  $1.17  $1.16  $1.17  $1.16  $1.11  $1.06
Accumulation unit value at end of period         $1.27   $1.25  $1.20  $1.24  $1.20  $1.17  $1.16  $1.17  $1.16  $1.11
Number of accumulation units outstanding at
end of period (000 omitted)                        674     797  1,373  1,411  1,559  1,666  1,897  1,950  1,729    799
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of period   $1.25   $1.20  $1.25  $1.20  $1.17  $1.17  $1.17  $1.17  $1.12  $1.06
Accumulation unit value at end of period         $1.27   $1.25  $1.20  $1.25  $1.20  $1.17  $1.17  $1.17  $1.17  $1.12
Number of accumulation units outstanding at
end of period (000 omitted)                        747   2,143  1,351  1,441  1,522  1,654  2,036  2,508  2,657    859
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of period   $0.93   $0.68  $1.25  $1.22  $1.12  $1.04  $0.97  $0.81  $1.00     --
Accumulation unit value at end of period         $1.07   $0.93  $0.68  $1.25  $1.22  $1.12  $1.04  $0.97  $0.81     --
Number of accumulation units outstanding at
end of period (000 omitted)                         14      14    756    516      3     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period   $0.80   $0.65  $1.08  $1.10  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.96   $0.80  $0.65  $1.08  $1.10     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (11/09/1999)
Accumulation unit value at beginning of period   $1.34   $0.97  $1.60  $1.69  $1.53  $1.48  $1.26  $0.87  $1.06  $1.14
Accumulation unit value at end of period         $1.68   $1.34  $0.97  $1.60  $1.69  $1.53  $1.48  $1.26  $0.87  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                        164     220    278    307    338    394    445    419    366    276
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (10/23/2000)
Accumulation unit value at beginning of period   $2.68   $1.56  $3.40  $2.50  $1.89  $1.43  $1.17  $0.84  $0.90  $0.92
Accumulation unit value at end of period         $3.17   $2.68  $1.56  $3.40  $2.50  $1.89  $1.43  $1.17  $0.84  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                         65   1,086  1,372    790    428     49     48     42     67     35
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period   $0.88   $0.70  $1.18  $1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.99   $0.88  $0.70  $1.18  $1.06     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          5       5      5      5      5     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.12      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,239      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.12      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      8,891      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.04      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        508      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.04      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      7,572      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    49

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009    2008   2007   2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period   $0.78   $0.60  $0.99  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $0.86   $0.78  $0.60  $0.99     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        120  11,283  5,255  3,471     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period   $0.93   $0.69  $1.10  $1.05  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.12   $0.93  $0.69  $1.10  $1.05     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.09      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      7,274      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.09      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     83,344      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.11      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      5,080      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.11      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     48,579      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      2,099      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     10,072      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of period   $1.35   $1.00  $1.49  $1.58  $1.33  $1.28  $1.08  $0.79  $1.00     --
Accumulation unit value at end of period         $1.67   $1.35  $1.00  $1.49  $1.58  $1.33  $1.28  $1.08  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                        227     541    613    639    446    296    274    180     28     --
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2006)
Accumulation unit value at beginning of period   $1.00   $0.67  $1.26  $1.09  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.23   $1.00  $0.67  $1.26  $1.09     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         35   2,699  3,533  1,744  1,004     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2006)
Accumulation unit value at beginning of period   $0.87   $0.62  $1.04  $1.00  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.06   $0.87  $0.62  $1.04  $1.00     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         30   2,344  1,922  1,472    110     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of period   $1.20   $0.89  $1.34  $1.25  $1.13  $1.05  $0.97  $0.76  $0.90  $1.04
Accumulation unit value at end of period         $1.37   $1.20  $0.89  $1.34  $1.25  $1.13  $1.05  $0.97  $0.76  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                         64      70    118    195    200    227    215    215    169    120
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period   $1.49   $1.11  $1.68  $1.58  $1.42  $1.32  $1.23  $0.96  $1.00     --
Accumulation unit value at end of period         $1.71   $1.49  $1.11  $1.68  $1.58  $1.42  $1.32  $1.23  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                        409     448    451    488    473    473    244    192      1     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $1.00   $0.87  $1.25  $1.17  $1.06  $1.02  $0.95  $0.79  $0.91  $0.99
Accumulation unit value at end of period         $1.11   $1.00  $0.87  $1.25  $1.17  $1.06  $1.02  $0.95  $0.79  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                      2,080   2,506  3,242  5,032  5,760  6,499  7,105  7,439  7,879  6,593
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of period   $1.29   $1.13  $1.95  $1.72  $1.41  $1.23  $1.05  $1.00     --     --
Accumulation unit value at end of period         $1.49   $1.29  $1.13  $1.95  $1.72  $1.41  $1.23  $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         95      97    106    393    246    113    278    286     --     --
--------------------------------------------------------------------------------------------------------------------------



 50    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2010    2009    2008   2007   2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period   $1.46   $1.28  $2.22  $1.96  $1.62  $1.41  $1.20  $0.93  $1.00     --
Accumulation unit value at end of period         $1.68   $1.46  $1.28  $2.22  $1.96  $1.62  $1.41  $1.20  $0.93     --
Number of accumulation units outstanding at
end of period (000 omitted)                        354     290    324    330    342    352    365    253     40     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $1.03   $0.89  $1.43  $1.40  $1.20  $1.15  $1.05  $0.84  $1.06  $1.13
Accumulation unit value at end of period         $1.16   $1.03  $0.89  $1.43  $1.40  $1.20  $1.15  $1.05  $0.84  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                      1,592   2,263  2,018  2,351  2,619  3,000  3,241  3,433  3,711  2,814
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of period   $0.90   $0.63  $0.88  $0.80  $0.76  $0.74  $0.70  $0.51  $0.69  $0.82
Accumulation unit value at end of period         $1.06   $0.90  $0.63  $0.88  $0.80  $0.76  $0.74  $0.70  $0.51  $0.69
Number of accumulation units outstanding at
end of period (000 omitted)                        215     318    427    493    482    587    993  1,050  1,072  1,030
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period   $1.68   $1.19  $1.65  $1.50  $1.44  $1.40  $1.33  $0.96  $1.00     --
Accumulation unit value at end of period         $1.98   $1.68  $1.19  $1.65  $1.50  $1.44  $1.40  $1.33  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,378     317    362    436    448    445    467    323     42     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $0.50   $0.33  $0.57  $0.51  $0.42  $0.40  $0.36  $0.25  $0.42  $0.56
Accumulation unit value at end of period         $0.63   $0.50  $0.33  $0.57  $0.51  $0.42  $0.40  $0.36  $0.25  $0.42
Number of accumulation units outstanding at
end of period (000 omitted)                      1,163   1,360  1,943  2,408  2,832  2,904  3,073  3,239  3,394  4,983
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (07/16/2010)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.22      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        461      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.22      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        240      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $1.62   $1.47  $1.45  $1.38  $1.35  $1.34  $1.30  $1.21  $1.14  $1.08
Accumulation unit value at end of period         $1.71   $1.62  $1.47  $1.45  $1.38  $1.35  $1.34  $1.30  $1.21  $1.14
Number of accumulation units outstanding at
end of period (000 omitted)                      1,181   2,440  2,735  3,664  2,453  1,892  2,017  2,160  2,275  1,545
--------------------------------------------------------------------------------------------------------------------------






                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    51

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                      2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period          $1.01  $0.82  $1.00     --     --     --     --     --
Accumulation unit value at end of period                $1.10  $1.01  $0.82     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       65     65     54     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period          $1.49  $0.98  $1.90  $1.60  $1.50  $1.46  $1.41  $1.00
Accumulation unit value at end of period                $1.74  $1.49  $0.98  $1.90  $1.60  $1.50  $1.46  $1.41
Number of accumulation units outstanding at end of
period (000 omitted)                                       69     77     81     98    102    118    172    110
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period          $1.25  $1.05  $1.80  $1.74  $1.50  $1.46  $1.33  $1.00
Accumulation unit value at end of period                $1.39  $1.25  $1.05  $1.80  $1.74  $1.50  $1.46  $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                      148    142    192    215    231    202    146    102
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period          $1.17  $0.88  $1.92  $1.84  $1.38  $1.20  $1.00     --
Accumulation unit value at end of period                $1.21  $1.17  $0.88  $1.92  $1.84  $1.38  $1.20     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,949  2,089  2,431  1,953  2,005  1,806    583     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period          $1.34  $0.99  $1.66  $1.48  $1.51  $1.33  $1.25  $1.00
Accumulation unit value at end of period                $1.45  $1.34  $0.99  $1.66  $1.48  $1.51  $1.33  $1.25
Number of accumulation units outstanding at end of
period (000 omitted)                                       71     74    111    121     94    100    110     28
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.21  $1.11  $1.15  $1.06  $1.06  $1.05  $1.00     --
Accumulation unit value at end of period                $1.26  $1.21  $1.11  $1.15  $1.06  $1.06  $1.05     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    3,072  2,982  2,767  4,545  5,054  3,998  1,333     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.29  $0.98  $1.79  $1.54  $1.25  $1.12  $1.00     --
Accumulation unit value at end of period                $1.44  $1.29  $0.98  $1.79  $1.54  $1.25  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period          $0.86  $0.67  $0.90  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.01  $0.86  $0.67  $0.90     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $0.93  $0.70  $1.22  $1.02  $1.07  $1.06  $1.00     --
Accumulation unit value at end of period                $1.07  $0.93  $0.70  $1.22  $1.02  $1.07  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,531  1,573  1,549  1,691  2,417  1,259    407     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.06  $0.89  $1.24  $1.32  $1.13  $1.09  $1.00     --
Accumulation unit value at end of period                $1.18  $1.06  $0.89  $1.24  $1.32  $1.13  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       30     30      1      1      1      1     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period          $1.13  $0.80  $1.07  $1.07  $1.00     --     --     --
Accumulation unit value at end of period                $1.25  $1.13  $0.80  $1.07  $1.07     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      478    515    574    739  1,006     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period          $0.84  $0.67  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.01  $0.84  $0.67  $1.12     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      106    911    724    542     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period          $0.79  $0.58  $1.14  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.88  $0.79  $0.58  $1.14     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.21  $0.98  $1.38  $1.44  $1.22  $1.17  $1.00     --
Accumulation unit value at end of period                $1.51  $1.21  $0.98  $1.38  $1.44  $1.22  $1.17     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       51    475    274    269     --     --     --     --
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period          $0.85  $0.72  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.98  $0.85  $0.72  $1.10     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       15     16     13     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.02  $0.76  $1.30  $1.30  $1.22  $1.13  $1.00     --
Accumulation unit value at end of period                $1.28  $1.02  $0.76  $1.30  $1.30  $1.22  $1.13     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        1      1      1      1      1      1      1     --
------------------------------------------------------------------------------------------------------------------



 52    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.10  $0.71  $1.22  $1.08  $1.05  $1.03  $1.00     --
Accumulation unit value at end of period                $1.41  $1.10  $0.71  $1.22  $1.08  $1.05  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      408    496    592    639    858    598    161     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.07  $0.89  $1.28  $1.21  $1.06  $1.03  $1.00     --
Accumulation unit value at end of period                $1.22  $1.07  $0.89  $1.28  $1.21  $1.06  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      143    143    152    208    208    208    196     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.77  $0.62  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.83  $0.77  $0.62  $1.09     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.24  $0.96  $1.56  $1.52  $1.26  $1.14  $1.00     --
Accumulation unit value at end of period                $1.28  $1.24  $0.96  $1.56  $1.52  $1.26  $1.14     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        2      2      2      2      2      2     --     --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period          $1.01  $0.71  $0.98  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.09  $1.01  $0.71  $0.98     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       97    401    402    320     --     --     --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.64  $1.23  $2.17  $1.88  $1.71  $1.48  $1.30  $1.00
Accumulation unit value at end of period                $1.90  $1.64  $1.23  $2.17  $1.88  $1.71  $1.48  $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                    4,529  5,268  5,965  6,378  7,123  5,644  3,317  1,254
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.23  $0.97  $1.87  $1.50  $1.42  $1.37  $1.34  $1.00
Accumulation unit value at end of period                $1.50  $1.23  $0.97  $1.87  $1.50  $1.42  $1.37  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                      123    127    146    167    175    184    196     51
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.19  $1.05  $1.10  $1.07  $1.04  $1.03  $1.00     --
Accumulation unit value at end of period                $1.27  $1.19  $1.05  $1.10  $1.07  $1.04  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,489  2,097  2,006  2,760  2,247  1,451    385     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $2.07  $1.50  $2.52  $2.21  $2.00  $1.71  $1.39  $1.00
Accumulation unit value at end of period                $2.63  $2.07  $1.50  $2.52  $2.21  $2.00  $1.71  $1.39
Number of accumulation units outstanding at end of
period (000 omitted)                                      868  1,118  1,455  1,520  1,610  1,394  1,000    424
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.78  $1.43  $2.58  $2.23  $1.92  $1.64  $1.46  $1.00
Accumulation unit value at end of period                $1.98  $1.78  $1.43  $2.58  $2.23  $1.92  $1.64  $1.46
Number of accumulation units outstanding at end of
period (000 omitted)                                      496    495    559    588    607    684    487     38
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.27  $1.08  $1.90  $2.43  $2.04  $1.82  $1.40  $1.00
Accumulation unit value at end of period                $1.51  $1.27  $1.08  $1.90  $2.43  $2.04  $1.82  $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                      104    106    107    105     94     89     86     30
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.25  $0.94  $1.35  $1.32  $1.13  $1.12  $1.00     --
Accumulation unit value at end of period                $1.39  $1.25  $0.94  $1.35  $1.32  $1.13  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      837    851    865    878    845    827    157     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.03  $0.89  $1.24  $1.29  $1.12  $1.09  $1.00     --
Accumulation unit value at end of period                $1.23  $1.03  $0.89  $1.24  $1.29  $1.12  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       29     31     29     28     26     35     25     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.69  $1.33  $2.01  $2.08  $1.80  $1.68  $1.37  $1.00
Accumulation unit value at end of period                $2.14  $1.69  $1.33  $2.01  $2.08  $1.80  $1.68  $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                      277    339    370    400    412    437    410    203
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.49  $1.05  $1.85  $1.69  $1.57  $1.52  $1.38  $1.00
Accumulation unit value at end of period                $1.88  $1.49  $1.05  $1.85  $1.69  $1.57  $1.52  $1.38
Number of accumulation units outstanding at end of
period (000 omitted)                                       77     79    115    180    180    253    221     94
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.41  $1.13  $1.82  $1.78  $1.53  $1.40  $1.26  $1.00
Accumulation unit value at end of period                $1.54  $1.41  $1.13  $1.82  $1.78  $1.53  $1.40  $1.26
Number of accumulation units outstanding at end of
period (000 omitted)                                    2,047  2,472  3,211  4,129  4,535  4,526  4,252  2,446
------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    53

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.86  $1.37  $2.33  $2.05  $1.71  $1.57  $1.34  $1.00
Accumulation unit value at end of period                $1.99  $1.86  $1.37  $2.33  $2.05  $1.71  $1.57  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                      378    404    465    565    541    536    454    158
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.67  $1.42  $1.36  $1.24  $1.11  $1.16  $1.00     --
Accumulation unit value at end of period                $1.88  $1.67  $1.42  $1.36  $1.24  $1.11  $1.16     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      982  1,402  1,454  2,119  2,116  1,517    537     --
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.08  $0.84  $1.47  $1.45  $1.21  $1.12  $1.00     --
Accumulation unit value at end of period                $1.15  $1.08  $0.84  $1.47  $1.45  $1.21  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      418    426    442    429    392    392     96     --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.27  $0.97  $1.56  $1.53  $1.33  $1.20  $1.00     --
Accumulation unit value at end of period                $1.57  $1.27  $0.97  $1.56  $1.53  $1.33  $1.20     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,241  1,592  1,721  1,936  1,985  1,451    489     --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.70  $0.58  $0.94  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.78  $0.70  $0.58  $0.94     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.19  $0.82  $1.72  $1.72  $1.54  $1.48  $1.35  $1.00
Accumulation unit value at end of period                $1.26  $1.19  $0.82  $1.72  $1.72  $1.54  $1.48  $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                      939  1,003  1,083  1,102  1,192  1,292  1,057    329
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.14  $0.96  $1.69  $1.54  $1.47  $1.37  $1.30  $1.00
Accumulation unit value at end of period                $1.30  $1.14  $0.96  $1.69  $1.54  $1.47  $1.37  $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                       13     44     44     41     33      7     16      7
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.53  $1.09  $2.09  $1.92  $1.67  $1.55  $1.36  $1.00
Accumulation unit value at end of period                $1.79  $1.53  $1.09  $2.09  $1.92  $1.67  $1.55  $1.36
Number of accumulation units outstanding at end of
period (000 omitted)                                       56     60     88    156    110    143    146     59
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period          $1.00  $0.79  $1.15  $1.08  $1.00     --     --     --
Accumulation unit value at end of period                $1.08  $1.00  $0.79  $1.15  $1.08     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        8     10     20     10     10     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.91  $0.72  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.94  $0.91  $0.72  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.82  $0.61  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.91  $0.82  $0.61  $1.04     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       47    687    262    187     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.22  $0.95  $1.35  $1.25  $1.14  $1.08  $1.00     --
Accumulation unit value at end of period                $1.37  $1.22  $0.95  $1.35  $1.25  $1.14  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      154    157    162    191    218    267    169     --
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.38  $1.09  $1.72  $1.79  $1.56  $1.52  $1.31  $1.00
Accumulation unit value at end of period                $1.58  $1.38  $1.09  $1.72  $1.79  $1.56  $1.52  $1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                    4,011  4,572  4,711  5,184  5,513  4,481  1,710     80
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.50  $1.22  $1.83  $1.81  $1.58  $1.46  $1.29  $1.00
Accumulation unit value at end of period                $1.66  $1.50  $1.22  $1.83  $1.81  $1.58  $1.46  $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                       71     76     84    136    155    149    135    129
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.84  $0.63  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.95  $0.84  $0.63  $1.06     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      110    802    758    651     --     --     --     --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period          $0.85  $0.60  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.05  $0.85  $0.60  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        1     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------



 54    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period          $1.35  $0.98  $1.58  $1.44  $1.36  $1.32  $1.23  $1.00
Accumulation unit value at end of period                $1.49  $1.35  $0.98  $1.58  $1.44  $1.36  $1.32  $1.23
Number of accumulation units outstanding at end of
period (000 omitted)                                       27     33     37     45     44     53     54     32
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period          $1.57  $0.98  $1.64  $1.62  $1.46  $1.41  $1.34  $1.00
Accumulation unit value at end of period                $2.11  $1.57  $0.98  $1.64  $1.62  $1.46  $1.41  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                       37     47     45     47     48     46     66     24
------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period          $1.31  $1.13  $1.47  $1.43  $1.30  $1.28  $1.17  $1.00
Accumulation unit value at end of period                $1.42  $1.31  $1.13  $1.47  $1.43  $1.30  $1.28  $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,544  1,696  1,984  2,665  2,825  2,751  2,538  1,583
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period          $2.59  $1.97  $3.21  $2.55  $1.97  $1.72  $1.34  $1.00
Accumulation unit value at end of period                $2.90  $2.59  $1.97  $3.21  $2.55  $1.97  $1.72  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                       81     80     87     75     67     64     67     45
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.65  $0.47  $0.85  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.79  $0.65  $0.47  $0.85     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       13    161    235    119     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.92  $0.59  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.20  $0.92  $0.59  $1.12     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.92  $1.51  $2.47  $3.02  $2.22  $1.92  $1.42  $1.00
Accumulation unit value at end of period                $2.46  $1.92  $1.51  $2.47  $3.02  $2.22  $1.92  $1.42
Number of accumulation units outstanding at end of
period (000 omitted)                                       61     71     87     90     98    107     94     44
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.37  $1.08  $1.76  $2.16  $1.59  $1.38  $1.00     --
Accumulation unit value at end of period                $1.75  $1.37  $1.08  $1.76  $2.16  $1.59  $1.38     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      155    143    163    169    118    146     89     --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.31  $0.92  $1.71  $1.53  $1.43  $1.39  $1.32  $1.00
Accumulation unit value at end of period                $1.41  $1.31  $0.92  $1.71  $1.53  $1.43  $1.39  $1.32
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,516  1,567  1,785  1,868  2,152  1,946  1,156    312
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.90  $1.38  $2.35  $2.24  $1.93  $1.72  $1.46  $1.00
Accumulation unit value at end of period                $2.17  $1.90  $1.38  $2.35  $2.24  $1.93  $1.72  $1.46
Number of accumulation units outstanding at end of
period (000 omitted)                                      197    172    196    283    289    233    155     65
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.31  $1.12  $1.33  $1.23  $1.16  $1.15  $1.07  $1.00
Accumulation unit value at end of period                $1.49  $1.31  $1.12  $1.33  $1.23  $1.16  $1.15  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                    2,349  3,067  3,338  4,867  4,678  3,864  2,443  1,246
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $0.34  $0.27  $1.28  $1.30  $1.21  $1.20  $1.12  $1.00
Accumulation unit value at end of period                $0.38  $0.34  $0.27  $1.28  $1.30  $1.21  $1.20  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                      167    209    288    226    243    224    254    212
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.68  $1.24  $2.03  $2.08  $1.84  $1.70  $1.44  $1.00
Accumulation unit value at end of period                $2.04  $1.68  $1.24  $2.03  $2.08  $1.84  $1.70  $1.44
Number of accumulation units outstanding at end of
period (000 omitted)                                      217    222    315    337    362    338    304    146
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period          $1.03  $0.86  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.15  $1.03  $0.86  $1.04     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      131    491    731    697     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.43  $1.15  $1.40  $1.43  $1.41  $1.26  $1.19  $1.00
Accumulation unit value at end of period                $1.44  $1.43  $1.15  $1.40  $1.43  $1.41  $1.26  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                       64     68     55     58     80     82     92     40
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.21  $0.95  $1.56  $1.68  $1.47  $1.42  $1.29  $1.00
Accumulation unit value at end of period                $1.37  $1.21  $0.95  $1.56  $1.68  $1.47  $1.42  $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                       52     66     70     77     73     71     47     45
------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    55

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.57  $1.28  $2.31  $2.16  $1.72  $1.55  $1.35  $1.00
Accumulation unit value at end of period                $1.71  $1.57  $1.28  $2.31  $2.16  $1.72  $1.55  $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                      196    262    259    301    317    318    349    216
------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.13     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        5     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.22  $0.92  $1.52  $1.54  $1.40  $1.35  $1.27  $1.00
Accumulation unit value at end of period                $1.40  $1.22  $0.92  $1.52  $1.54  $1.40  $1.35  $1.27
Number of accumulation units outstanding at end of
period (000 omitted)                                        7     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $0.97  $0.75  $1.25  $1.45  $1.25  $1.19  $1.00     --
Accumulation unit value at end of period                $1.21  $0.97  $0.75  $1.25  $1.45  $1.25  $1.19     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       20     21     21     40    193     25     30     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.06  $1.08  $1.07  $1.03  $1.00  $0.99  $0.99  $1.00
Accumulation unit value at end of period                $1.05  $1.06  $1.08  $1.07  $1.03  $1.00  $0.99  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                    2,126  2,325  2,107  1,172  1,143    724    589    292
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.20  $1.06  $1.15  $1.10  $1.07  $1.06  $1.03  $1.00
Accumulation unit value at end of period                $1.28  $1.20  $1.06  $1.15  $1.10  $1.07  $1.06  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,076  2,463  2,894  3,050  2,210  1,007  1,010    415
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.77  $1.41  $2.39  $2.24  $1.90  $1.69  $1.45  $1.00
Accumulation unit value at end of period                $2.04  $1.77  $1.41  $2.39  $2.24  $1.90  $1.69  $1.45
Number of accumulation units outstanding at end of
period (000 omitted)                                    2,144  2,956  2,934  2,854  3,198  2,316    703    257
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $0.89  $0.73  $1.28  $1.26  $1.11  $1.06  $1.00     --
Accumulation unit value at end of period                $1.04  $0.89  $0.73  $1.28  $1.26  $1.11  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    2,283  2,446  2,385  2,416  2,598  2,450  1,481     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period          $1.14  $1.08  $1.09  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $1.17  $1.14  $1.08  $1.09  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      251  1,152    865    927    787     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.37  $0.91  $1.23  $1.22  $1.11  $1.09  $1.00     --
Accumulation unit value at end of period                $1.55  $1.37  $0.91  $1.23  $1.22  $1.11  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      302    344    419    517    614    389     48     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period          $1.36  $0.97  $1.21  $1.19  $1.12  $1.10  $1.00     --
Accumulation unit value at end of period                $1.52  $1.36  $0.97  $1.21  $1.19  $1.12  $1.10     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       95    626    484    487    349     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.44  $0.89  $1.64  $1.46  $1.48  $1.36  $1.26  $1.00
Accumulation unit value at end of period                $1.79  $1.44  $0.89  $1.64  $1.46  $1.48  $1.36  $1.26
Number of accumulation units outstanding at end of
period (000 omitted)                                       77    106    133    130    143    159    101      2
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.75  $0.54  $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.91  $0.75  $0.54  $1.00     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.32  $1.06  $1.71  $1.65  $1.45  $1.41  $1.30  $1.00
Accumulation unit value at end of period                $1.50  $1.32  $1.06  $1.71  $1.65  $1.45  $1.41  $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                      744  1,143  1,230  1,425  1,450  1,433  1,256    400
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.07  $1.02  $1.06  $1.02  $1.00  $1.00  $1.00  $1.00
Accumulation unit value at end of period                $1.08  $1.07  $1.02  $1.06  $1.02  $1.00  $1.00  $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,450  1,768  1,811  2,131  2,162  1,878  1,672  1,013
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.16  $0.86  $1.56  $1.54  $1.40  $1.31  $1.22  $1.00
Accumulation unit value at end of period                $1.34  $1.16  $0.86  $1.56  $1.54  $1.40  $1.31  $1.22
Number of accumulation units outstanding at end of
period (000 omitted)                                       25    151    218    194      8     12     18     14
------------------------------------------------------------------------------------------------------------------



 56    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $0.98  $0.79  $1.31  $1.34  $1.14  $1.10  $1.00     --
Accumulation unit value at end of period                $1.16  $0.98  $0.79  $1.31  $1.34  $1.14  $1.10     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --      5      9     10     10     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $2.19  $1.27  $2.79  $2.05  $1.55  $1.17  $1.00     --
Accumulation unit value at end of period                $2.59  $2.19  $1.27  $2.79  $2.05  $1.55  $1.17     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      587    777  1,061    872  1,190  1,074    337     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.30  $1.03  $1.75  $1.58  $1.29  $1.14  $1.00     --
Accumulation unit value at end of period                $1.46  $1.30  $1.03  $1.75  $1.58  $1.29  $1.14     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --    335    337     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      209     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,264     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       50     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      490     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.78  $0.60  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.86  $0.78  $0.60  $0.99     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       85    951    475    380     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.10  $0.82  $1.31  $1.25  $1.09  $1.10  $1.00     --
Accumulation unit value at end of period                $1.32  $1.10  $0.82  $1.31  $1.25  $1.09  $1.10     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      261     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    6,400     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    4,134     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       48     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,838     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.76  $1.31  $1.93  $2.06  $1.74  $1.66  $1.40  $1.00
Accumulation unit value at end of period                $2.16  $1.76  $1.31  $1.93  $2.06  $1.74  $1.66  $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                      999  1,219  1,332  1,490  1,454  1,359    543     82
------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    57

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period          $1.78  $1.21  $2.25  $1.96  $1.45  $1.21  $1.00     --
Accumulation unit value at end of period                $2.20  $1.78  $1.21  $2.25  $1.96  $1.45  $1.21     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      635    811    968    849  1,051    805    292     --
------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period          $1.18  $0.84  $1.41  $1.35  $1.27  $1.16  $1.00     --
Accumulation unit value at end of period                $1.43  $1.18  $0.84  $1.41  $1.35  $1.27  $1.16     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      891  1,174  1,253  1,296  1,268  1,002    293     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.59  $1.19  $1.80  $1.68  $1.52  $1.41  $1.32  $1.00
Accumulation unit value at end of period                $1.82  $1.59  $1.19  $1.80  $1.68  $1.52  $1.41  $1.32
Number of accumulation units outstanding at end of
period (000 omitted)                                      474    775    779    834    913    816    590    214
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.05  $0.92  $1.32  $1.24  $1.12  $1.08  $1.00     --
Accumulation unit value at end of period                $1.18  $1.05  $0.92  $1.32  $1.24  $1.12  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.63  $1.43  $2.48  $2.19  $1.81  $1.58  $1.35  $1.00
Accumulation unit value at end of period                $1.88  $1.63  $1.43  $2.48  $2.19  $1.81  $1.58  $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                      641    857    811    841    921    859    545    279
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $0.97  $0.84  $1.34  $1.32  $1.13  $1.08  $1.00     --
Accumulation unit value at end of period                $1.09  $0.97  $0.84  $1.34  $1.32  $1.13  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       97    131     92     86     98    111     55     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.77  $1.25  $1.75  $1.58  $1.52  $1.49  $1.41  $1.00
Accumulation unit value at end of period                $2.09  $1.77  $1.25  $1.75  $1.58  $1.52  $1.49  $1.41
Number of accumulation units outstanding at end of
period (000 omitted)                                      871    870    983  1,178  1,308  1,211    652    253
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.32  $0.88  $1.52  $1.35  $1.11  $1.06  $1.00     --
Accumulation unit value at end of period                $1.65  $1.32  $0.88  $1.52  $1.35  $1.11  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      337     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.22     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      559     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.25  $1.13  $1.12  $1.07  $1.04  $1.03  $1.00     --
Accumulation unit value at end of period                $1.32  $1.25  $1.13  $1.12  $1.07  $1.04  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,856    341    335    439    399    303     38     --
------------------------------------------------------------------------------------------------------------------






 58    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                          2010    2009    2008    2007    2006    2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                       $1.01   $0.82   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.10   $1.01   $0.82      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 186     323     455      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.44   $0.29   $0.56   $0.47   $0.44   $0.43   $0.41   $0.29   $0.51  $0.69
Accumulation unit value at end of period     $0.51   $0.44   $0.29   $0.56   $0.47   $0.44   $0.43   $0.41   $0.29  $0.51
Number of accumulation units outstanding
at end of period (000 omitted)               1,540   1,666   2,150   2,661   2,693   2,798   2,773   2,911   2,423  2,237
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.90   $0.76   $1.30   $1.25   $1.09   $1.05   $0.96   $0.74   $0.96  $0.97
Accumulation unit value at end of period     $1.00   $0.90   $0.76   $1.30   $1.25   $1.09   $1.05   $0.96   $0.74  $0.96
Number of accumulation units outstanding
at end of period (000 omitted)               4,404   5,507   7,720   9,292  10,437  11,167  11,742  11,403  10,906  4,722
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.17   $0.88   $1.91   $1.84   $1.38   $1.20   $1.00      --      --     --
Accumulation unit value at end of period     $1.20   $1.17   $0.88   $1.91   $1.84   $1.38   $1.20      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)               3,306   6,086   6,987   4,424   3,786   3,191   1,509      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.58   $0.43   $0.72   $0.64   $0.65   $0.58   $0.54   $0.44   $0.65  $0.80
Accumulation unit value at end of period     $0.63   $0.58   $0.43   $0.72   $0.64   $0.65   $0.58   $0.54   $0.44  $0.65
Number of accumulation units outstanding
at end of period (000 omitted)               2,898   3,653   4,232   5,262   6,164   6,450   6,937   7,475   7,706  5,808
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.21   $1.11   $1.14   $1.06   $1.06   $1.05   $1.00      --      --     --
Accumulation unit value at end of period     $1.25   $1.21   $1.11   $1.14   $1.06   $1.06   $1.05      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)               5,128   5,129   4,748   7,641   8,897   7,886   3,481      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.28   $0.97   $1.79   $1.54   $1.25   $1.12   $1.00      --      --     --
Accumulation unit value at end of period     $1.43   $1.28   $0.97   $1.79   $1.54   $1.25   $1.12      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.86   $0.67   $0.90   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $1.01   $0.86   $0.67   $0.90      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   9      11       5       1      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                       $0.93   $0.70   $1.22   $1.02   $1.07   $1.06   $1.00      --      --     --
Accumulation unit value at end of period     $1.06   $0.93   $0.70   $1.22   $1.02   $1.07   $1.06      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)               2,322   2,605   2,633   2,709   4,931   2,430   1,074      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.05   $0.89   $1.23   $1.32   $1.13   $1.09   $1.00      --      --     --
Accumulation unit value at end of period     $1.17   $1.05   $0.89   $1.23   $1.32   $1.13   $1.09      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  68      74       7       7       7       7       7      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of
period                                       $1.13   $0.80   $1.07   $1.07   $1.00      --      --      --      --     --
Accumulation unit value at end of period     $1.25   $1.13   $0.80   $1.07   $1.07      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 963   1,106   1,257   1,533   2,412      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.84   $0.67   $1.12   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $1.01   $0.84   $0.67   $1.12      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 236  11,154   6,418   3,447      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.79   $0.58   $1.14   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $0.88   $0.79   $0.58   $1.14      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  24      24      14      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.20   $0.98   $1.38   $1.43   $1.22   $1.17   $1.00      --      --     --
Accumulation unit value at end of period     $1.50   $1.20   $0.98   $1.38   $1.43   $1.22   $1.17      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 131   5,780   3,144   2,053      12      23      34      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.85   $0.72   $1.10   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $0.98   $0.85   $0.72   $1.10      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   6       6       3      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    59

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2010    2009    2008    2007    2006    2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.01   $0.76   $1.29   $1.29   $1.22   $1.13   $1.00      --      --     --
Accumulation unit value at end of period     $1.27   $1.01   $0.76   $1.29   $1.29   $1.22   $1.13      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  15      16      12      16      16      15       7      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.10   $0.71   $1.22   $1.08   $1.05   $1.03   $1.00      --      --     --
Accumulation unit value at end of period     $1.40   $1.10   $0.71   $1.22   $1.08   $1.05   $1.03      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 673     865   1,063   1,074   1,698   1,140     500      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.07   $0.89   $1.28   $1.21   $1.06   $1.03   $1.00      --      --     --
Accumulation unit value at end of period     $1.21   $1.07   $0.89   $1.28   $1.21   $1.06   $1.03      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  14      14      14      14      14      14      14      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.77   $0.62   $1.09   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $0.83   $0.77   $0.62   $1.09      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.24   $0.96   $1.56   $1.52   $1.26   $1.14   $1.00      --      --     --
Accumulation unit value at end of period     $1.27   $1.24   $0.96   $1.56   $1.52   $1.26   $1.14      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  15      16      16      17      17      19      19      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                       $1.01   $0.71   $0.98   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $1.08   $1.01   $0.71   $0.98      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 136   4,725   2,934   1,828      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.21   $0.90   $1.59   $1.37   $1.25   $1.08   $0.95   $0.75   $0.84  $0.97
Accumulation unit value at end of period     $1.39   $1.21   $0.90   $1.59   $1.37   $1.25   $1.08   $0.95   $0.75  $0.84
Number of accumulation units outstanding
at end of period (000 omitted)               2,523   3,266   4,253   5,666   6,532   6,482   6,694   6,068   5,134  1,866
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.37   $1.03   $1.81   $1.57   $1.43   $1.24   $1.09   $0.86   $1.00     --
Accumulation unit value at end of period     $1.58   $1.37   $1.03   $1.81   $1.57   $1.43   $1.24   $1.09   $0.86     --
Number of accumulation units outstanding
at end of period (000 omitted)              10,349  13,579  16,216  15,874  16,891  12,402   8,496   4,477     395     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $0.89   $0.71   $1.36   $1.09   $1.03   $0.99   $0.98   $0.75   $1.00     --
Accumulation unit value at end of period     $1.09   $0.89   $0.71   $1.36   $1.09   $1.03   $0.99   $0.98   $0.75     --
Number of accumulation units outstanding
at end of period (000 omitted)                 469     537     618     649     652     621     634     465     108     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.17   $0.82   $1.11   $1.10   $1.00   $0.99   $0.92   $0.73   $0.72  $0.82
Accumulation unit value at end of period     $1.31   $1.17   $0.82   $1.11   $1.10   $1.00   $0.99   $0.92   $0.73  $0.72
Number of accumulation units outstanding
at end of period (000 omitted)               1,283   1,180   1,238   1,665   1,766   1,620   1,946   2,482   1,948  1,031
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.19   $1.04   $1.10   $1.07   $1.04   $1.03   $1.00      --      --     --
Accumulation unit value at end of period     $1.26   $1.19   $1.04   $1.10   $1.07   $1.04   $1.03      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)               2,455   8,744   7,003   7,240   4,639   3,064   1,283      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $2.09   $1.51   $2.54   $2.23   $2.00   $1.72   $1.40   $1.02   $1.15  $1.21
Accumulation unit value at end of period     $2.66   $2.09   $1.51   $2.54   $2.23   $2.00   $1.72   $1.40   $1.02  $1.15
Number of accumulation units outstanding
at end of period (000 omitted)               1,554   1,987   2,699   3,687   4,268   4,708   4,904   5,042   4,911  2,607
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.72   $1.24   $2.09   $1.83   $1.65   $1.42   $1.16   $0.85   $1.00     --
Accumulation unit value at end of period     $2.18   $1.72   $1.24   $2.09   $1.83   $1.65   $1.42   $1.16   $0.85     --
Number of accumulation units outstanding
at end of period (000 omitted)               2,410   4,940   6,086   5,207   4,907   4,237   3,712   3,204     503     --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.28   $1.03   $1.86   $1.61   $1.39   $1.19   $1.06   $0.75   $1.00     --
Accumulation unit value at end of period     $1.43   $1.28   $1.03   $1.86   $1.61   $1.39   $1.19   $1.06   $0.75     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,238   1,682   1,797   1,605   1,819   2,008   1,575      74       4     --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.13   $0.96   $1.69   $2.16   $1.82   $1.62   $1.25   $0.93   $1.00     --
Accumulation unit value at end of period     $1.35   $1.13   $0.96   $1.69   $2.16   $1.82   $1.62   $1.25   $0.93     --
Number of accumulation units outstanding
at end of period (000 omitted)                 157     308     368     453     304     365     332     181       8     --
-----------------------------------------------------------------------------------------------------------------------------



 60    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2010    2009    2008    2007    2006    2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.25   $0.93   $1.35   $1.31   $1.13   $1.12   $1.00      --      --     --
Accumulation unit value at end of period     $1.39   $1.25   $0.93   $1.35   $1.31   $1.13   $1.12      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 386     395     470     567     670     614     525      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.03   $0.89   $1.24   $1.29   $1.12   $1.09   $1.00      --      --     --
Accumulation unit value at end of period     $1.23   $1.03   $0.89   $1.24   $1.29   $1.12   $1.09      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  28      28      27      36      29      29      28      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.28   $1.00   $1.51   $1.57   $1.36   $1.27   $1.04   $0.80   $1.00     --
Accumulation unit value at end of period     $1.61   $1.28   $1.00   $1.51   $1.57   $1.36   $1.27   $1.04   $0.80     --
Number of accumulation units outstanding
at end of period (000 omitted)                 607     726     830     941     948     957     791     575      61     --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.77   $0.54   $0.96   $0.87   $0.81   $0.79   $0.71   $0.53   $0.75  $0.90
Accumulation unit value at end of period     $0.97   $0.77   $0.54   $0.96   $0.87   $0.81   $0.79   $0.71   $0.53  $0.75
Number of accumulation units outstanding
at end of period (000 omitted)               3,025   3,547   4,200   4,873   5,246   5,706   5,930   5,842   4,909  4,683
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.38   $1.11   $1.79   $1.75   $1.50   $1.38   $1.24   $1.00   $1.15  $1.09
Accumulation unit value at end of period     $1.52   $1.38   $1.11   $1.79   $1.75   $1.50   $1.38   $1.24   $1.00  $1.15
Number of accumulation units outstanding
at end of period (000 omitted)               8,194  10,167  11,358  13,267  14,984  15,468  16,072  14,168   6,327  1,374
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                       $2.32   $1.36   $2.92   $2.30   $1.82   $1.45   $1.18   $0.78   $0.79  $0.87
Accumulation unit value at end of period     $2.69   $2.32   $1.36   $2.92   $2.30   $1.82   $1.45   $1.18   $0.78  $0.79
Number of accumulation units outstanding
at end of period (000 omitted)                 209     210     299     392     441     416     254     265     239    116
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.22   $0.90   $1.53   $1.34   $1.12   $1.03   $0.88   $0.68   $0.84  $1.02
Accumulation unit value at end of period     $1.30   $1.22   $0.90   $1.53   $1.34   $1.12   $1.03   $0.88   $0.68  $0.84
Number of accumulation units outstanding
at end of period (000 omitted)               3,134   3,622   4,641   5,623   5,604   5,454   4,969   3,675   2,373  1,576
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.66   $1.42   $1.35   $1.24   $1.11   $1.16   $1.00      --      --     --
Accumulation unit value at end of period     $1.88   $1.66   $1.42   $1.35   $1.24   $1.11   $1.16      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,764   6,366   5,344   6,129   4,607   3,008   1,342      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.08   $0.83   $1.46   $1.45   $1.21   $1.12   $1.00      --      --     --
Accumulation unit value at end of period     $1.14   $1.08   $0.83   $1.46   $1.45   $1.21   $1.12      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  66      71      66     152     206     211     201      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.27   $0.97   $1.56   $1.53   $1.33   $1.20   $1.00      --      --     --
Accumulation unit value at end of period     $1.57   $1.27   $0.97   $1.56   $1.53   $1.33   $1.20      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)               2,031   4,245   4,518   4,344   3,984   2,646   1,276      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.70   $0.58   $0.94   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $0.78   $0.70   $0.58   $0.94      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   1       2       2      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $0.87   $0.60   $1.26   $1.26   $1.13   $1.09   $1.00   $0.76   $1.00     --
Accumulation unit value at end of period     $0.92   $0.87   $0.60   $1.26   $1.26   $1.13   $1.09   $1.00   $0.76     --
Number of accumulation units outstanding
at end of period (000 omitted)               3,899   4,466   4,856   4,472   4,987   5,288   4,663   2,514     517     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.57   $0.48   $0.85   $0.77   $0.73   $0.68   $0.65   $0.51   $0.68  $0.90
Accumulation unit value at end of period     $0.65   $0.57   $0.48   $0.85   $0.77   $0.73   $0.68   $0.65   $0.51  $0.68
Number of accumulation units outstanding
at end of period (000 omitted)               1,304   1,569   1,930   2,778   3,370   3,178   3,769   4,485   4,583  2,944
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.08   $0.90   $1.59   $1.45   $1.38   $1.29   $1.23   $0.97   $1.00     --
Accumulation unit value at end of period     $1.22   $1.08   $0.90   $1.59   $1.45   $1.38   $1.29   $1.23   $0.97     --
Number of accumulation units outstanding
at end of period (000 omitted)                  75     668     613     593     309      48      52      57      19     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.12   $0.80   $1.53   $1.40   $1.22   $1.14   $1.00   $0.75   $1.00     --
Accumulation unit value at end of period     $1.31   $1.12   $0.80   $1.53   $1.40   $1.22   $1.14   $1.00   $0.75     --
Number of accumulation units outstanding
at end of period (000 omitted)                 282     321     305     331     353     316     328     189      18     --
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    61

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2010    2009    2008    2007    2006    2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                       $1.01   $0.80   $1.15   $1.08   $1.00      --      --      --      --     --
Accumulation unit value at end of period     $1.09   $1.01   $0.80   $1.15   $1.08      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,168   1,525   1,884   2,652   3,076      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                       $1.00   $0.79   $1.15   $1.08   $1.00      --      --      --      --     --
Accumulation unit value at end of period     $1.08   $1.00   $0.79   $1.15   $1.08      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  36      42      42      54      54      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.91   $0.72   $1.03   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $0.94   $0.91   $0.72   $1.03      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.81   $0.61   $1.04   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $0.90   $0.81   $0.61   $1.04      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 110   8,938   2,888   1,434      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.21   $0.95   $1.35   $1.25   $1.14   $1.08   $1.00      --      --     --
Accumulation unit value at end of period     $1.36   $1.21   $0.95   $1.35   $1.25   $1.14   $1.08      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 283     308     317     364     507     573     415      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.33   $1.05   $1.66   $1.72   $1.51   $1.47   $1.26   $0.98   $1.00     --
Accumulation unit value at end of period     $1.52   $1.33   $1.05   $1.66   $1.72   $1.51   $1.47   $1.26   $0.98     --
Number of accumulation units outstanding
at end of period (000 omitted)               7,522  10,570  11,265  10,527  11,133   8,835   4,515     914     169     --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.40   $1.14   $1.71   $1.69   $1.48   $1.36   $1.21   $0.96   $1.00     --
Accumulation unit value at end of period     $1.55   $1.40   $1.14   $1.71   $1.69   $1.48   $1.36   $1.21   $0.96     --
Number of accumulation units outstanding
at end of period (000 omitted)                 278     372     418     526     527     452     499     282      74     --
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.84   $0.63   $1.06   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $0.95   $0.84   $0.63   $1.06      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 250   9,539   6,683   4,082      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.85   $0.60   $1.03   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $1.05   $0.85   $0.60   $1.03      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.66   $0.48   $0.78   $0.71   $0.67   $0.65   $0.60   $0.50   $0.70  $0.95
Accumulation unit value at end of period     $0.73   $0.66   $0.48   $0.78   $0.71   $0.67   $0.65   $0.60   $0.50  $0.70
Number of accumulation units outstanding
at end of period (000 omitted)                 924   1,260   1,524   1,985   2,171   2,407   2,642   2,708   2,832  1,928
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.98   $0.61   $1.02   $1.01   $0.91   $0.87   $0.83   $0.63   $0.94  $1.01
Accumulation unit value at end of period     $1.31   $0.98   $0.61   $1.02   $1.01   $0.91   $0.87   $0.83   $0.63  $0.94
Number of accumulation units outstanding
at end of period (000 omitted)                 719     871   1,018   1,196   1,305   1,343   1,365   1,295     832    454
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.31   $1.13   $1.47   $1.43   $1.30   $1.29   $1.17   $1.03   $1.10  $1.11
Accumulation unit value at end of period     $1.42   $1.31   $1.13   $1.47   $1.43   $1.30   $1.29   $1.17   $1.03  $1.10
Number of accumulation units outstanding
at end of period (000 omitted)               8,367  11,064  13,392  16,024  16,584  18,578  18,107  16,041   8,646  3,493
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at beginning of
period                                       $2.25   $1.72   $2.80   $2.22   $1.72   $1.50   $1.17   $0.87   $1.00     --
Accumulation unit value at end of period     $2.52   $2.25   $1.72   $2.80   $2.22   $1.72   $1.50   $1.17   $0.87     --
Number of accumulation units outstanding
at end of period (000 omitted)                 127     165     164     146     164     216     242     149       5     --
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.65   $0.47   $0.85   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $0.78   $0.65   $0.47   $0.85      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  53   2,024   2,226     817      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.92   $0.59   $1.12   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $1.20   $0.92   $0.59   $1.12      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  30      30      18      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------



 62    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2010    2009    2008    2007    2006    2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.75   $1.38   $2.26   $2.76   $2.02   $1.75   $1.30   $0.96   $1.00     --
Accumulation unit value at end of period     $2.24   $1.75   $1.38   $2.26   $2.76   $2.02   $1.75   $1.30   $0.96     --
Number of accumulation units outstanding
at end of period (000 omitted)                  77      96      88      99     126     118     141      91       1     --
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.36   $1.08   $1.76   $2.16   $1.59   $1.38   $1.00      --      --     --
Accumulation unit value at end of period     $1.74   $1.36   $1.08   $1.76   $2.16   $1.59   $1.38      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 156     262     281     300     187     224     147      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.00   $0.70   $1.31   $1.17   $1.10   $1.06   $1.01   $0.78   $1.00     --
Accumulation unit value at end of period     $1.08   $1.00   $0.70   $1.31   $1.17   $1.10   $1.06   $1.01   $0.78     --
Number of accumulation units outstanding
at end of period (000 omitted)               3,861   4,059   4,501   4,333   5,328   4,631   2,949   1,137     163     --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.40   $1.02   $1.73   $1.65   $1.42   $1.27   $1.08   $0.77   $1.00     --
Accumulation unit value at end of period     $1.60   $1.40   $1.02   $1.73   $1.65   $1.42   $1.27   $1.08   $0.77     --
Number of accumulation units outstanding
at end of period (000 omitted)                 639     892     956   1,028   1,089   1,030     732     620      56     --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.46   $1.25   $1.48   $1.37   $1.29   $1.28   $1.19   $1.03   $1.00     --
Accumulation unit value at end of period     $1.65   $1.46   $1.25   $1.48   $1.37   $1.29   $1.28   $1.19   $1.03     --
Number of accumulation units outstanding
at end of period (000 omitted)               4,350  12,135   9,859   9,662   7,421   5,961   4,666   2,419     148     --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $0.35   $0.28   $1.34   $1.36   $1.26   $1.26   $1.17   $0.96   $1.00     --
Accumulation unit value at end of period     $0.40   $0.35   $0.28   $1.34   $1.36   $1.26   $1.26   $1.17   $0.96     --
Number of accumulation units outstanding
at end of period (000 omitted)                 753   1,261     738     686     636     706     843     617      76     --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.31   $0.97   $1.58   $1.62   $1.44   $1.33   $1.13   $0.79   $1.00     --
Accumulation unit value at end of period     $1.58   $1.31   $0.97   $1.58   $1.62   $1.44   $1.33   $1.13   $0.79     --
Number of accumulation units outstanding
at end of period (000 omitted)                 570     862     889     962     995   1,005   1,058     824      87     --
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                       $1.03   $0.86   $1.03   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $1.15   $1.03   $0.86   $1.03      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 203   5,029   5,867   4,227      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.36   $1.09   $1.34   $1.36   $1.34   $1.20   $1.14   $0.97   $1.00     --
Accumulation unit value at end of period     $1.37   $1.36   $1.09   $1.34   $1.36   $1.34   $1.20   $1.14   $0.97     --
Number of accumulation units outstanding
at end of period (000 omitted)                  30      48     119     129     129     131     133     147       7     --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.92   $0.72   $1.19   $1.29   $1.13   $1.08   $0.99   $0.79   $0.98  $1.07
Accumulation unit value at end of period     $1.04   $0.92   $0.72   $1.19   $1.29   $1.13   $1.08   $0.99   $0.79  $0.98
Number of accumulation units outstanding
at end of period (000 omitted)                 751     894   1,007   1,194   1,394   1,667   1,729   1,701   1,879  1,109
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.17   $0.95   $1.72   $1.61   $1.28   $1.15   $1.01   $0.79   $1.00     --
Accumulation unit value at end of period     $1.27   $1.17   $0.95   $1.72   $1.61   $1.28   $1.15   $1.01   $0.79     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,168   1,638   1,779   1,798   1,863   2,006   2,012   1,723     544     --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.84   $0.61   $1.08   $0.97   $0.78   $0.67   $0.60   $0.45   $0.53  $0.76
Accumulation unit value at end of period     $0.93   $0.84   $0.61   $1.08   $0.97   $0.78   $0.67   $0.60   $0.45  $0.53
Number of accumulation units outstanding
at end of period (000 omitted)                 449     617     726   1,126   1,094   1,129   1,200   1,252   1,444  1,359
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                       $1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.13      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 409      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
period                                       $0.95   $0.72   $1.19   $1.20   $1.10   $1.06   $1.00   $0.81   $1.00     --
Accumulation unit value at end of period     $1.09   $0.95   $0.72   $1.19   $1.20   $1.10   $1.06   $1.00   $0.81     --
Number of accumulation units outstanding
at end of period (000 omitted)                  25      40      65      63     154     154     164     173       7     --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                       $0.97   $0.75   $1.25   $1.45   $1.25   $1.19   $1.00      --      --     --
Accumulation unit value at end of period     $1.20   $0.97   $0.75   $1.25   $1.45   $1.25   $1.19      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  38      42      43      38     593      10       5      --      --     --
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    63

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2010    2009    2008    2007    2006    2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.94   $0.76   $1.10   $1.10   $0.98   $0.95   $0.88   $0.74   $0.86  $0.98
Accumulation unit value at end of period     $1.04   $0.94   $0.76   $1.10   $1.10   $0.98   $0.95   $0.88   $0.74  $0.86
Number of accumulation units outstanding
at end of period (000 omitted)                 438     471     480     542     510     363     418     407     300    200
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.11   $1.13   $1.12   $1.08   $1.05   $1.03   $1.04   $1.05   $1.05  $1.03
Accumulation unit value at end of period     $1.10   $1.11   $1.13   $1.12   $1.08   $1.05   $1.03   $1.04   $1.05  $1.05
Number of accumulation units outstanding
at end of period (000 omitted)               4,962   6,194   6,137   4,642   2,008   2,189   2,285   2,810   3,130  3,857
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.24   $1.10   $1.19   $1.15   $1.11   $1.10   $1.07   $1.04   $1.00     --
Accumulation unit value at end of period     $1.33   $1.24   $1.10   $1.19   $1.15   $1.11   $1.10   $1.07   $1.04     --
Number of accumulation units outstanding
at end of period (000 omitted)               2,544  15,484  12,661  11,071   6,085   2,772   3,020   1,965     309     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.32   $1.05   $1.79   $1.68   $1.42   $1.27   $1.09   $0.78   $1.00     --
Accumulation unit value at end of period     $1.52   $1.32   $1.05   $1.79   $1.68   $1.42   $1.27   $1.09   $0.78     --
Number of accumulation units outstanding
at end of period (000 omitted)               4,484  13,466  11,204   7,901   6,948   4,025   1,215   1,143     309     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                       $0.89   $0.73   $1.28   $1.26   $1.10   $1.05   $1.00      --      --     --
Accumulation unit value at end of period     $1.03   $0.89   $0.73   $1.28   $1.26   $1.10   $1.05      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)               5,033   5,682   5,925   5,808   6,860   5,948   4,432      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.14   $1.08   $1.09   $1.03   $1.00      --      --      --      --     --
Accumulation unit value at end of period     $1.17   $1.14   $1.08   $1.09   $1.03      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 508  10,704   5,104   4,932   2,956      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.37   $0.90   $1.22   $1.22   $1.11   $1.09   $1.00      --      --     --
Accumulation unit value at end of period     $1.54   $1.37   $0.90   $1.22   $1.22   $1.11   $1.09      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 399     730     843     994   1,113     518     102      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of
period                                       $1.36   $0.97   $1.21   $1.19   $1.12   $1.10   $1.00      --      --     --
Accumulation unit value at end of period     $1.52   $1.36   $0.97   $1.21   $1.19   $1.12   $1.10      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 162   6,247   3,307   2,559     956      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.40   $0.87   $1.59   $1.42   $1.44   $1.32   $1.23   $1.02   $1.00     --
Accumulation unit value at end of period     $1.74   $1.40   $0.87   $1.59   $1.42   $1.44   $1.32   $1.23   $1.02     --
Number of accumulation units outstanding
at end of period (000 omitted)                 214     237     340     314     382     409     323      20      --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.75   $0.54   $1.00   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $0.91   $0.75   $0.54   $1.00      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   4       4      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.78   $0.63   $1.02   $0.98   $0.86   $0.84   $0.77   $0.61   $0.80  $0.92
Accumulation unit value at end of period     $0.89   $0.78   $0.63   $1.02   $0.98   $0.86   $0.84   $0.77   $0.61  $0.80
Number of accumulation units outstanding
at end of period (000 omitted)               3,025   3,531   3,765   4,619   5,376   5,706   5,760   6,015   4,960  1,756
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.24   $1.19   $1.24   $1.19   $1.16   $1.16   $1.16   $1.16   $1.11  $1.06
Accumulation unit value at end of period     $1.26   $1.24   $1.19   $1.24   $1.19   $1.16   $1.16   $1.16   $1.16  $1.11
Number of accumulation units outstanding
at end of period (000 omitted)               2,386   4,529   3,958   4,033   4,040   5,626   6,160   7,749   5,451  1,321
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                       $0.92   $0.68   $1.24   $1.22   $1.11   $1.04   $0.97   $0.81   $1.00     --
Accumulation unit value at end of period     $1.06   $0.92   $0.68   $1.24   $1.22   $1.11   $1.04   $0.97   $0.81     --
Number of accumulation units outstanding
at end of period (000 omitted)                  82     430   1,333   1,032      20      21      24      64      --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                       $0.97   $0.78   $1.31   $1.34   $1.14   $1.10   $1.00      --      --     --
Accumulation unit value at end of period     $1.16   $0.97   $0.78   $1.31   $1.34   $1.14   $1.10      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  13      14      14      13      13      15       4      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.20   $0.87   $1.44   $1.52   $1.38   $1.34   $1.14   $0.78   $0.96  $1.04
Accumulation unit value at end of period     $1.50   $1.20   $0.87   $1.44   $1.52   $1.38   $1.34   $1.14   $0.78  $0.96
Number of accumulation units outstanding
at end of period (000 omitted)                  88     118     128     163     228     270     221     214     161     57
-----------------------------------------------------------------------------------------------------------------------------



 64    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2010    2009    2008    2007    2006    2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                       $2.18   $1.27   $2.78   $2.04   $1.55   $1.17   $1.00      --      --     --
Accumulation unit value at end of period     $2.58   $2.18   $1.27   $2.78   $2.04   $1.55   $1.17      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 956   2,446   3,101   1,980   2,202   1,977   1,018      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.29   $1.03   $1.75   $1.57   $1.28   $1.14   $1.00      --      --     --
Accumulation unit value at end of period     $1.45   $1.29   $1.03   $1.75   $1.57   $1.28   $1.14      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   3       3       2      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.12      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  22      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.12      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)              10,791      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.04      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 659      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.04      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)              11,346      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                       $0.78   $0.60   $0.99   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period     $0.86   $0.78   $0.60   $0.99      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 158  11,693   5,197   2,876      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.10   $0.81   $1.30   $1.25   $1.09   $1.10   $1.00      --      --     --
Accumulation unit value at end of period     $1.32   $1.10   $0.81   $1.30   $1.25   $1.09   $1.10      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.09      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,905      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.09      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)              90,364      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.11      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 846      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.11      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)              38,639      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.07      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 991      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                       $1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.07      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)              18,179      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/21/2002)
Accumulation unit value at beginning of
period                                       $1.34   $0.99   $1.47   $1.57   $1.32   $1.27   $1.07   $0.79   $1.00     --
Accumulation unit value at end of period     $1.64   $1.34   $0.99   $1.47   $1.57   $1.32   $1.27   $1.07   $0.79     --
Number of accumulation units outstanding
at end of period (000 omitted)               2,371   3,369   3,781   3,994   3,796   3,634   1,986     384      45     --
-----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    65

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2010    2009    2008    2007    2006    2005    2004    2003    2002    2001
-----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.78   $1.20   $2.24   $1.96   $1.44   $1.20   $1.00      --      --     --
Accumulation unit value at end of period     $2.19   $1.78   $1.20   $2.24   $1.96   $1.44   $1.20      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 944   2,694   3,202   1,898   2,027   1,561     853      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.17   $0.84   $1.40   $1.35   $1.27   $1.16   $1.00      --      --     --
Accumulation unit value at end of period     $1.43   $1.17   $0.84   $1.40   $1.35   $1.27   $1.16      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,472   3,565   3,353   2,936   2,393   1,911     915      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
period                                       $1.18   $0.88   $1.33   $1.25   $1.12   $1.04   $0.97   $0.75   $0.90  $1.04
Accumulation unit value at end of period     $1.36   $1.18   $0.88   $1.33   $1.25   $1.12   $1.04   $0.97   $0.75  $0.90
Number of accumulation units outstanding
at end of period (000 omitted)                 393     495     512     652     617     634     311     321     395    178
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                       $1.48   $1.11   $1.67   $1.57   $1.42   $1.32   $1.23   $0.96   $1.00     --
Accumulation unit value at end of period     $1.70   $1.48   $1.11   $1.67   $1.57   $1.42   $1.32   $1.23   $0.96     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,504   2,530   2,703   2,783   2,973   2,763   1,618   1,035       2     --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.05   $0.92   $1.32   $1.24   $1.12   $1.08   $1.00      --      --     --
Accumulation unit value at end of period     $1.17   $1.05   $0.92   $1.32   $1.24   $1.12   $1.08      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                   1       1       1       1      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of
period                                       $1.28   $1.12   $1.94   $1.71   $1.41   $1.23   $1.05   $1.00      --     --
Accumulation unit value at end of period     $1.48   $1.28   $1.12   $1.94   $1.71   $1.41   $1.23   $1.05      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 344     488     573     923   1,024     895     742     542      --     --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                       $1.45   $1.27   $2.21   $1.95   $1.61   $1.41   $1.20   $0.93   $1.00     --
Accumulation unit value at end of period     $1.67   $1.45   $1.27   $2.21   $1.95   $1.61   $1.41   $1.20   $0.93     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,961   2,664   2,569   2,661   2,908   2,702   2,238   1,662     145     --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                       $0.96   $0.84   $1.33   $1.32   $1.13   $1.08   $1.00      --      --     --
Accumulation unit value at end of period     $1.08   $0.96   $0.84   $1.33   $1.32   $1.13   $1.08      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                  72     640      67      69      68      71      47      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
period                                       $0.89   $0.63   $0.87   $0.79   $0.76   $0.74   $0.70   $0.51   $0.69  $0.82
Accumulation unit value at end of period     $1.05   $0.89   $0.63   $0.87   $0.79   $0.76   $0.74   $0.70   $0.51  $0.69
Number of accumulation units outstanding
at end of period (000 omitted)                 971   1,109   1,307   1,971   2,418   2,770   3,115   3,258   3,609  3,028
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                       $1.67   $1.18   $1.64   $1.49   $1.43   $1.40   $1.33   $0.96   $1.00     --
Accumulation unit value at end of period     $1.97   $1.67   $1.18   $1.64   $1.49   $1.43   $1.40   $1.33   $0.96     --
Number of accumulation units outstanding
at end of period (000 omitted)               2,033   2,413   2,807   3,276   3,555   3,207   2,378   1,218     276     --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.32   $0.88   $1.51   $1.35   $1.11   $1.06   $1.00      --      --     --
Accumulation unit value at end of period     $1.65   $1.32   $0.88   $1.51   $1.35   $1.11   $1.06      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 789      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (07/16/2010)
Accumulation unit value at beginning of
period                                       $1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.22      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,611      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                       $1.00      --      --      --      --      --      --      --      --     --
Accumulation unit value at end of period     $1.22      --      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)               1,453      --      --      --      --      --      --      --      --     --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                       $1.25   $1.13   $1.12   $1.07   $1.04   $1.03   $1.00      --      --     --
Accumulation unit value at end of period     $1.32   $1.25   $1.13   $1.12   $1.07   $1.04   $1.03      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)               3,891   2,042   2,000   2,881     913     249      65      --      --     --
-----------------------------------------------------------------------------------------------------------------------------






 66    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                           2010    2009    2008    2007    2006    2005    2004    2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                        $1.01   $0.82   $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.10   $1.01   $0.82      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      18      13      55      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
period                                        $0.68   $0.45   $0.86   $0.73   $0.68   $0.67   $0.65  $0.46  $0.79  $1.08
Accumulation unit value at end of period      $0.79   $0.68   $0.45   $0.86   $0.73   $0.68   $0.67  $0.65  $0.46  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                     428     503     570     717     914   1,202   1,283  1,451  1,387  1,958
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.16   $0.98   $1.68   $1.62   $1.41   $1.36   $1.24  $0.95  $1.00     --
Accumulation unit value at end of period      $1.29   $1.16   $0.98   $1.68   $1.62   $1.41   $1.36  $1.24  $0.95     --
Number of accumulation units outstanding at
end of period (000 omitted)                     138     208     358     387     427     407     363    215      2     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
period                                        $1.45   $1.25   $1.35   $1.31   $1.29   $1.28   $1.25  $1.23  $1.16  $1.09
Accumulation unit value at end of period      $1.56   $1.45   $1.25   $1.35   $1.31   $1.29   $1.28  $1.25  $1.23  $1.16
Number of accumulation units outstanding at
end of period (000 omitted)                     473     473     704     888   1,058   1,149   1,347  1,392  1,554  1,282
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.17   $0.88   $1.91   $1.83   $1.38   $1.20   $1.00     --     --     --
Accumulation unit value at end of period      $1.20   $1.17   $0.88   $1.91   $1.83   $1.38   $1.20     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   1,887   4,304   5,706   3,754   3,031   2,056     303     --     --     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
period                                        $0.69   $0.51   $0.87   $0.77   $0.79   $0.70   $0.65  $0.54  $0.79  $0.96
Accumulation unit value at end of period      $0.75   $0.69   $0.51   $0.87   $0.77   $0.79   $0.70  $0.65  $0.54  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                     877   1,081   1,186   1,619   1,808   2,130   2,021  2,140  2,312  2,574
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (10/05/1998)
Accumulation unit value at beginning of
period                                        $1.15   $0.99   $1.54   $1.56   $1.35   $1.31   $1.18  $0.92  $1.16  $1.28
Accumulation unit value at end of period      $1.30   $1.15   $0.99   $1.54   $1.56   $1.35   $1.31  $1.18  $0.92  $1.16
Number of accumulation units outstanding at
end of period (000 omitted)                     364     424     555     747     962   1,390   1,530  1,720  1,915  2,134
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.20   $1.11   $1.14   $1.06   $1.06   $1.05   $1.00     --     --     --
Accumulation unit value at end of period      $1.25   $1.20   $1.11   $1.14   $1.06   $1.06   $1.05     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   2,182   2,188   2,112   3,349   3,584   3,417     474     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                        $0.90   $0.68   $1.26   $1.08   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $1.00   $0.90   $0.68   $1.26   $1.08      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.86   $0.67   $0.90   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $1.00   $0.86   $0.67   $0.90      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      16      16      18      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                        $0.88   $0.66   $1.15   $0.96   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $1.00   $0.88   $0.66   $1.15   $0.96      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --   1,477      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (10/05/1998)
Accumulation unit value at beginning of
period                                        $1.70   $1.44   $1.99   $2.13   $1.82   $1.76   $1.56  $1.23  $1.42  $1.28
Accumulation unit value at end of period      $1.90   $1.70   $1.44   $1.99   $2.13   $1.82   $1.76  $1.56  $1.23  $1.42
Number of accumulation units outstanding at
end of period (000 omitted)                     318     373     456     588     816   1,092   1,163  1,280  1,440  1,719
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.05   $0.89   $1.23   $1.32   $1.13   $1.09   $1.00     --     --     --
Accumulation unit value at end of period      $1.17   $1.05   $0.89   $1.23   $1.32   $1.13   $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      13      13      13      12      13      13       5     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                        $1.13   $0.79   $1.07   $1.07   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $1.24   $1.13   $0.79   $1.07   $1.07      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      24      24       4       4     551      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.84   $0.67   $1.12   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $1.00   $0.84   $0.67   $1.12      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     272  10,019   7,564   5,188      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    67

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010    2009    2008    2007    2006    2005    2004    2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.79   $0.58   $1.14   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $0.88   $0.79   $0.58   $1.14      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      27      27      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                        $0.87   $0.70   $0.99   $1.03   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $1.08   $0.87   $0.70   $0.99   $1.03      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     144   7,188   5,290   4,395      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.85   $0.72   $1.10   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $0.98   $0.85   $0.72   $1.10      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      23      41      24       7      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX I PORTFOLIO (10/02/2009)
Accumulation unit value at beginning of
period                                        $1.08   $1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.22   $1.08      --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      29      29      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                        $0.77   $0.58   $0.98   $0.98   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.96   $0.77   $0.58   $0.98   $0.98      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.09   $0.71   $1.22   $1.08   $1.05   $1.03   $1.00     --     --     --
Accumulation unit value at end of period      $1.40   $1.09   $0.71   $1.22   $1.08   $1.05   $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     304     387     477     517   1,235     542      80     --     --     --
----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (08/26/1999)
Accumulation unit value at beginning of
period                                        $0.75   $0.57   $0.88   $0.83   $0.77   $0.75   $0.72  $0.58  $0.82  $1.08
Accumulation unit value at end of period      $0.85   $0.75   $0.57   $0.88   $0.83   $0.77   $0.75  $0.72  $0.58  $0.82
Number of accumulation units outstanding at
end of period (000 omitted)                     139     201     254     372     374     419     461    433    431    434
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.06   $0.88   $1.27   $1.21   $1.06   $1.03   $1.00     --     --     --
Accumulation unit value at end of period      $1.21   $1.06   $0.88   $1.27   $1.21   $1.06   $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      32      58      58      58      58      58      33     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.76   $0.62   $1.09   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $0.83   $0.76   $0.62   $1.09      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                        $0.87   $0.67   $1.09   $1.06   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.89   $0.87   $0.67   $1.09   $1.06      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                        $1.01   $0.71   $0.98   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $1.08   $1.01   $0.71   $0.98      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     156   4,120   3,241   2,619      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.19   $0.87   $1.34   $1.25   $1.14   $1.10   $1.06  $0.91  $1.00     --
Accumulation unit value at end of period      $1.38   $1.19   $0.87   $1.34   $1.25   $1.14   $1.10  $1.06  $0.91     --
Number of accumulation units outstanding at
end of period (000 omitted)                      24      40     105     178      81      56      46     13     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.54   $1.15   $2.03   $1.76   $1.60   $1.39   $1.23  $0.97  $1.00     --
Accumulation unit value at end of period      $1.77   $1.54   $1.15   $2.03   $1.76   $1.60   $1.39  $1.23  $0.97     --
Number of accumulation units outstanding at
end of period (000 omitted)                   3,363   5,125   8,294   9,083  10,127   5,827   3,099  1,289      8     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                        $1.16   $0.87   $1.50   $1.43   $1.27   $1.07   $1.07  $0.87  $0.95  $1.00
Accumulation unit value at end of period      $1.35   $1.16   $0.87   $1.50   $1.43   $1.27   $1.07  $1.07  $0.87  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                      50      73      59     103      95      91      75     59      7      1
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                        $0.88   $0.70   $1.22   $1.11   $0.99   $0.94   $0.90  $0.74  $0.90  $1.00
Accumulation unit value at end of period      $1.00   $0.88   $0.70   $1.22   $1.11   $0.99   $0.94  $0.90  $0.74  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                     588     702     889   1,172   1,351   1,630   1,820  1,884  1,684  1,678
----------------------------------------------------------------------------------------------------------------------------



 68    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010    2009    2008    2007    2006    2005    2004    2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                        $0.99   $0.79   $1.38   $1.25   $1.12   $1.06   $1.02  $0.85  $1.00     --
Accumulation unit value at end of period      $1.12   $0.99   $0.79   $1.38   $1.25   $1.12   $1.06  $1.02  $0.85     --
Number of accumulation units outstanding at
end of period (000 omitted)                      46      67      67     155     294     312     299      1     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                        $0.87   $0.69   $1.32   $1.06   $1.01   $0.97   $0.95  $0.73  $1.00     --
Accumulation unit value at end of period      $1.06   $0.87   $0.69   $1.32   $1.06   $1.01   $0.97  $0.95  $0.73     --
Number of accumulation units outstanding at
end of period (000 omitted)                     187     260     292     726     815     744     882    256     14     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                        $1.46   $1.03   $1.40   $1.38   $1.26   $1.25   $1.16  $0.93  $0.91  $1.00
Accumulation unit value at end of period      $1.64   $1.46   $1.03   $1.40   $1.38   $1.26   $1.25  $1.16  $0.93  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                      89     126     167     212     221     208     190    108     24      3
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                        $1.15   $1.01   $1.07   $1.04   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $1.22   $1.15   $1.01   $1.07   $1.04      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     257   5,166   4,823   4,731     150      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                        $2.83   $2.05   $3.44   $3.02   $2.72   $2.33   $1.90  $1.39  $1.56  $1.64
Accumulation unit value at end of period      $3.59   $2.83   $2.05   $3.44   $3.02   $2.72   $2.33  $1.90  $1.39  $1.56
Number of accumulation units outstanding at
end of period (000 omitted)                     509     594     687   1,049   1,401   1,747   1,964  2,236  2,384  2,142
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                        $1.90   $1.38   $2.32   $2.04   $1.84   $1.58   $1.29  $0.94  $1.06  $1.00
Accumulation unit value at end of period      $2.41   $1.90   $1.38   $2.32   $2.04   $1.84   $1.58  $1.29  $0.94  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                   1,103   2,608   3,630   3,308   3,045   2,336   1,901  1,151    250     94
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                        $1.03   $0.83   $1.49   $1.29   $1.11   $0.95   $0.85  $0.60  $0.76  $0.98
Accumulation unit value at end of period      $1.15   $1.03   $0.83   $1.49   $1.29   $1.11   $0.95  $0.85  $0.60  $0.76
Number of accumulation units outstanding at
end of period (000 omitted)                     162     197     237     372     482     465     499    510    568    529
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                        $1.77   $1.42   $2.57   $2.22   $1.91   $1.63   $1.46  $1.00     --     --
Accumulation unit value at end of period      $1.96   $1.77   $1.42   $2.57   $2.22   $1.91   $1.63  $1.46     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     625     855     968     947   1,091     906     193      1     --     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of
period                                        $1.62   $1.38   $2.43   $3.11   $2.61   $2.34   $1.80  $1.34  $1.33  $1.25
Accumulation unit value at end of period      $1.93   $1.62   $1.38   $2.43   $3.11   $2.61   $2.34  $1.80  $1.34  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                     310     433     475     605     706     734     760    676    542    325
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.56   $1.17   $1.69   $1.65   $1.41   $1.41   $1.26  $0.97  $0.99  $0.99
Accumulation unit value at end of period      $1.74   $1.56   $1.17   $1.69   $1.65   $1.41   $1.41  $1.26  $0.97  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                     611     767     778   1,317   1,595   1,286   1,054    597    224    101
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                        $0.86   $0.74   $1.03   $1.07   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $1.02   $0.86   $0.74   $1.03   $1.07      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --       5       5       6      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.40   $1.10   $1.66   $1.73   $1.50   $1.40   $1.14  $0.88  $1.00     --
Accumulation unit value at end of period      $1.77   $1.40   $1.10   $1.66   $1.73   $1.50   $1.40  $1.14  $0.88     --
Number of accumulation units outstanding at
end of period (000 omitted)                     165     253     474     771     847     873     749    442     55     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.52   $0.36   $0.64   $0.59   $0.55   $0.53   $0.48  $0.36  $0.51  $0.61
Accumulation unit value at end of period      $0.65   $0.52   $0.36   $0.64   $0.59   $0.55   $0.53  $0.48  $0.36  $0.51
Number of accumulation units outstanding at
end of period (000 omitted)                     957     898   1,034   1,786   2,054   2,089   2,279  1,928    967    723
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of
period                                        $1.47   $1.18   $1.91   $1.87   $1.60   $1.47   $1.32  $1.07  $1.23  $1.17
Accumulation unit value at end of period      $1.61   $1.47   $1.18   $1.91   $1.87   $1.60   $1.47  $1.32  $1.07  $1.23
Number of accumulation units outstanding at
end of period (000 omitted)                   3,186   4,141   5,501   9,245  10,913  11,340  11,643  4,692    966    546
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.50   $1.11   $1.89   $1.66   $1.39   $1.28   $1.09  $0.84  $1.00     --
Accumulation unit value at end of period      $1.61   $1.50   $1.11   $1.89   $1.66   $1.39   $1.28  $1.09  $0.84     --
Number of accumulation units outstanding at
end of period (000 omitted)                     517     595     936   1,425   1,562   1,549   1,200  1,018    286     --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    69

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010    2009    2008    2007    2006    2005    2004    2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.66   $1.42   $1.35   $1.24   $1.11   $1.16   $1.00     --     --     --
Accumulation unit value at end of period      $1.87   $1.66   $1.42   $1.35   $1.24   $1.11   $1.16     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     821   4,488   4,555   5,432   3,551   1,290     196     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                        $0.82   $0.63   $1.11   $1.10   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.87   $0.82   $0.63   $1.11   $1.10      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      51      52      59      18       6      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/04/1999)
Accumulation unit value at beginning of
period                                        $2.18   $1.66   $2.68   $2.63   $2.30   $2.06   $1.66  $1.31  $1.40  $1.26
Accumulation unit value at end of period      $2.69   $2.18   $1.66   $2.68   $2.63   $2.30   $2.06  $1.66  $1.31  $1.40
Number of accumulation units outstanding at
end of period (000 omitted)                     832   1,840   2,222   2,403   2,113   1,230     591    432    423    280
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                        $0.86   $0.59   $1.02   $0.94   $0.88   $0.87   $0.81  $0.66  $0.88  $1.05
Accumulation unit value at end of period      $0.93   $0.86   $0.59   $1.02   $0.94   $0.88   $0.87  $0.81  $0.66  $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                     105     118     125     212     341     426     462    442    462    626
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                        $0.97   $0.77   $1.44   $1.35   $1.12   $1.00   $0.89  $0.67  $0.83  $1.08
Accumulation unit value at end of period      $1.06   $0.97   $0.77   $1.44   $1.35   $1.12   $1.00  $0.89  $0.67  $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                      37      40      80      83     135     191     137    125    113     84
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                        $0.82   $0.68   $1.10   $1.13   $1.02   $0.97   $0.85  $0.67  $0.87  $1.00
Accumulation unit value at end of period      $0.91   $0.82   $0.68   $1.10   $1.13   $1.02   $0.97  $0.85  $0.67  $0.87
Number of accumulation units outstanding at
end of period (000 omitted)                     348     522     746   1,109   1,487   1,581   1,430  1,449  1,109  1,183
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                        $1.09   $0.75   $1.58   $1.58   $1.42   $1.37   $1.25  $0.95  $1.00     --
Accumulation unit value at end of period      $1.15   $1.09   $0.75   $1.58   $1.58   $1.42   $1.37  $1.25  $0.95     --
Number of accumulation units outstanding at
end of period (000 omitted)                     315     410     507     677     773     870     898    614     11     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (08/26/1999)
Accumulation unit value at beginning of
period                                        $0.80   $0.67   $1.18   $1.07   $1.02   $0.95   $0.91  $0.71  $0.95  $1.26
Accumulation unit value at end of period      $0.91   $0.80   $0.67   $1.18   $1.07   $1.02   $0.95  $0.91  $0.71  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                     821   1,009   1,233   1,646   1,879   2,133   2,822  2,936  3,287  4,269
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                        $0.88   $0.74   $1.30   $1.18   $1.13   $1.06   $1.01  $0.79  $1.00     --
Accumulation unit value at end of period      $1.00   $0.88   $0.74   $1.30   $1.18   $1.13   $1.06  $1.01  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                     113     584     602     874   1,950     234     212     71     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                        $1.45   $1.03   $1.97   $1.80   $1.57   $1.45   $1.28  $0.96  $1.23  $1.36
Accumulation unit value at end of period      $1.69   $1.45   $1.03   $1.97   $1.80   $1.57   $1.45  $1.28  $0.96  $1.23
Number of accumulation units outstanding at
end of period (000 omitted)                      97     110     137     240     334     404     610    634    620    592
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.40   $1.00   $1.92   $1.76   $1.54   $1.43   $1.25  $0.94  $1.00     --
Accumulation unit value at end of period      $1.64   $1.40   $1.00   $1.92   $1.76   $1.54   $1.43  $1.25  $0.94     --
Number of accumulation units outstanding at
end of period (000 omitted)                      49      68      87      98     101     108     109     86     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of
period                                        $1.34   $1.06   $1.54   $1.45   $1.26   $1.21   $1.13  $0.92  $1.10  $1.45
Accumulation unit value at end of period      $1.45   $1.34   $1.06   $1.54   $1.45   $1.26   $1.21  $1.13  $0.92  $1.10
Number of accumulation units outstanding at
end of period (000 omitted)                   2,967   3,385   4,142   5,535   7,315   3,274   4,188  4,903  5,619  6,927
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                        $1.00   $0.79   $1.15   $1.08   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $1.07   $1.00   $0.79   $1.15   $1.08      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       5       5      10      39       6      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.91   $0.72   $1.03   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $0.94   $0.91   $0.72   $1.03      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of
period                                        $1.64   $1.23   $2.09   $1.85   $1.46   $1.26   $1.03  $0.81  $0.97  $1.29
Accumulation unit value at end of period      $1.82   $1.64   $1.23   $2.09   $1.85   $1.46   $1.26  $1.03  $0.81  $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                     675     773     836   1,067   1,395   1,766   2,223  2,748  2,968  3,616
----------------------------------------------------------------------------------------------------------------------------



 70    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010    2009    2008    2007    2006    2005    2004    2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.81   $0.61   $1.04   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $0.90   $0.81   $0.61   $1.04      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     197   8,059   3,477   2,234      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                        $1.01   $0.79   $1.12   $1.04   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $1.13   $1.01   $0.79   $1.12   $1.04      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.33   $1.05   $1.66   $1.72   $1.50   $1.46   $1.26  $0.98  $1.00     --
Accumulation unit value at end of period      $1.51   $1.33   $1.05   $1.66   $1.72   $1.50   $1.46  $1.26  $0.98     --
Number of accumulation units outstanding at
end of period (000 omitted)                   2,626   5,001   6,104   5,949   6,248   3,864   1,094    458     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.39   $1.14   $1.70   $1.69   $1.47   $1.36   $1.21  $0.96  $1.00     --
Accumulation unit value at end of period      $1.54   $1.39   $1.14   $1.70   $1.69   $1.47   $1.36  $1.21  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                     154     170     180     435     454     439     458    215     --     --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning of
period                                        $2.22   $1.79   $2.15   $1.98   $1.81   $1.70   $1.59  $1.41  $1.53  $1.63
Accumulation unit value at end of period      $2.37   $2.22   $1.79   $2.15   $1.98   $1.81   $1.70  $1.59  $1.41  $1.53
Number of accumulation units outstanding at
end of period (000 omitted)                   1,253   1,456   1,819   2,498   3,777   5,177   6,202  7,217  8,096  9,901
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
period                                        $0.55   $0.38   $0.69   $0.58   $0.52   $0.47   $0.39  $0.30  $0.42  $0.70
Accumulation unit value at end of period      $0.68   $0.55   $0.38   $0.69   $0.58   $0.52   $0.47  $0.39  $0.30  $0.42
Number of accumulation units outstanding at
end of period (000 omitted)                     418     516     647     914   1,189   1,293   1,661  1,578  1,833  2,218
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
period                                        $0.42   $0.27   $0.49   $0.41   $0.39   $0.35   $0.35  $0.25  $0.42  $0.68
Accumulation unit value at end of period      $0.52   $0.42   $0.27   $0.49   $0.41   $0.39   $0.35  $0.35  $0.25  $0.42
Number of accumulation units outstanding at
end of period (000 omitted)                     240     270     246     411     658     843     717    751    779    878
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
period                                        $0.59   $0.44   $0.74   $0.65   $0.60   $0.58   $0.57  $0.44  $0.61  $0.82
Accumulation unit value at end of period      $0.66   $0.59   $0.44   $0.74   $0.65   $0.60   $0.58  $0.57  $0.44  $0.61
Number of accumulation units outstanding at
end of period (000 omitted)                     962  12,886  12,008   9,966   1,523   1,775   1,862  2,188  2,583  3,385
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
period                                        $1.35   $0.76   $1.62   $1.29   $0.89   $0.68   $0.58  $0.44  $0.60  $0.80
Accumulation unit value at end of period      $1.66   $1.35   $0.76   $1.62   $1.29   $0.89   $0.68  $0.58  $0.44  $0.60
Number of accumulation units outstanding at
end of period (000 omitted)                     339     397     530     721   1,086   1,039     951  2,119  1,323  1,719
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning of
period                                        $1.22   $0.90   $1.64   $1.52   $1.30   $1.25   $1.21  $0.99  $1.34  $1.76
Accumulation unit value at end of period      $1.39   $1.22   $0.90   $1.64   $1.52   $1.30   $1.25  $1.21  $0.99  $1.34
Number of accumulation units outstanding at
end of period (000 omitted)                     732     841     962   1,308   1,907   2,653   3,304  3,909  4,305  5,322
----------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO - CLASS 1 SHARES (04/24/2009)
Accumulation unit value at beginning of
period                                        $1.33   $1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.48   $1.33      --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     188     204      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                        $0.97   $0.81   $1.30   $1.19   $0.99   $0.91   $0.80  $0.63  $0.72  $0.96
Accumulation unit value at end of period      $1.02   $0.97   $0.81   $1.30   $1.19   $0.99   $0.91  $0.80  $0.63  $0.72
Number of accumulation units outstanding at
end of period (000 omitted)                      31      42      63     160     148     157     147    133     79     82
----------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                        $0.93   $0.74   $1.17   $1.19   $1.03   $1.01   $0.92  $0.75  $0.91  $1.00
Accumulation unit value at end of period      $1.04   $0.93   $0.74   $1.17   $1.19   $1.03   $1.01  $0.92  $0.75  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                       9      14      14      94      97     104     127    133    122    168
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.85   $0.60   $1.03   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $1.05   $0.85   $0.60   $1.03      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      10      15      10      10      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                        $1.65   $1.21   $2.01   $1.97   $1.73   $1.70   $1.37  $1.07  $1.27  $1.14
Accumulation unit value at end of period      $2.05   $1.65   $1.21   $2.01   $1.97   $1.73   $1.70  $1.37  $1.07  $1.27
Number of accumulation units outstanding at
end of period (000 omitted)                     196     204     222     288     374     441     480    522    518    617
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    71

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010    2009    2008    2007    2006    2005    2004    2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
period                                        $1.34   $0.98   $1.57   $1.44   $1.36   $1.32   $1.23  $1.00     --     --
Accumulation unit value at end of period      $1.48   $1.34   $0.98   $1.57   $1.44   $1.36   $1.32  $1.23     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      53      67      68      85      85     145     214     58     --     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.92   $0.74   $1.12   $1.03   $0.92   $0.87   $0.79  $0.66  $0.84  $1.02
Accumulation unit value at end of period      $1.01   $0.92   $0.74   $1.12   $1.03   $0.92   $0.87  $0.79  $0.66  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                     173     195     262     527     652     657     588    505    346    219
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.10   $0.88   $1.33   $1.23   $1.11   $1.05   $0.96  $0.80  $1.00     --
Accumulation unit value at end of period      $1.20   $1.10   $0.88   $1.33   $1.23   $1.11   $1.05  $0.96  $0.80     --
Number of accumulation units outstanding at
end of period (000 omitted)                     112     112     167     176     200     184     189      5     --     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                        $1.40   $0.87   $1.45   $1.44   $1.29   $1.24   $1.18  $0.89  $1.33  $1.42
Accumulation unit value at end of period      $1.88   $1.40   $0.87   $1.45   $1.44   $1.29   $1.24  $1.18  $0.89  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                     436     512     578     690     956     994   1,044  1,301  1,252  1,506
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.13   $0.70   $1.18   $1.17   $1.05   $1.01   $0.97  $0.73  $1.00     --
Accumulation unit value at end of period      $1.51   $1.13   $0.70   $1.18   $1.17   $1.05   $1.01  $0.97  $0.73     --
Number of accumulation units outstanding at
end of period (000 omitted)                      72      75     113     149     175     203     227    180     20     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                        $0.93   $0.72   $1.14   $1.02   $0.94   $0.88   $0.77  $0.63  $0.85  $1.09
Accumulation unit value at end of period      $1.06   $0.93   $0.72   $1.14   $1.02   $0.94   $0.88  $0.77  $0.63  $0.85
Number of accumulation units outstanding at
end of period (000 omitted)                     388     445     586     680     888   1,120   1,634  1,404  1,695  1,873
----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.18   $1.02   $1.33   $1.29   $1.17   $1.16   $1.06  $0.93  $1.00     --
Accumulation unit value at end of period      $1.27   $1.18   $1.02   $1.33   $1.29   $1.17   $1.16  $1.06  $0.93     --
Number of accumulation units outstanding at
end of period (000 omitted)                   1,125   1,365   2,120   3,307   3,207   3,304   3,221  1,510     11     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                        $1.89   $1.44   $2.34   $1.85   $1.43   $1.24   $0.97  $0.72  $0.95  $1.27
Accumulation unit value at end of period      $2.12   $1.89   $1.44   $2.34   $1.85   $1.43   $1.24  $0.97  $0.72  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                     798     879     996   1,393   1,751   1,748   1,935  1,996  2,205  2,550
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                        $2.19   $1.67   $2.72   $2.16   $1.67   $1.46   $1.14  $0.85  $1.00     --
Accumulation unit value at end of period      $2.45   $2.19   $1.67   $2.72   $2.16   $1.67   $1.46  $1.14  $0.85     --
Number of accumulation units outstanding at
end of period (000 omitted)                      96     100     106     163     161     159      55     38      6     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.65   $0.47   $0.85   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $0.78   $0.65   $0.47   $0.85      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      30   1,824   2,687   1,243      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.91   $0.59   $1.12   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $1.19   $0.91   $0.59   $1.12      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.74   $1.38   $2.25   $2.75   $2.02   $1.75   $1.30  $0.96  $1.00     --
Accumulation unit value at end of period      $2.24   $1.74   $1.38   $2.25   $2.75   $2.02   $1.75  $1.30  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                      47      66      99     111     141     136     149     28      1     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                        $0.78   $0.61   $1.00   $1.23   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.99   $0.78   $0.61   $1.00   $1.23      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --       9      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (10/30/1997)
Accumulation unit value at beginning of
period                                        $1.37   $0.96   $1.79   $1.59   $1.50   $1.44   $1.37  $1.06  $1.47  $1.71
Accumulation unit value at end of period      $1.48   $1.37   $0.96   $1.79   $1.59   $1.50   $1.44  $1.37  $1.06  $1.47
Number of accumulation units outstanding at
end of period (000 omitted)                     785     878   1,062   1,515   2,159   2,982   3,602  4,247  4,574  5,441
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.23   $0.86   $1.61   $1.44   $1.35   $1.31   $1.25  $0.97  $1.00     --
Accumulation unit value at end of period      $1.32   $1.23   $0.86   $1.61   $1.44   $1.35   $1.31  $1.25  $0.97     --
Number of accumulation units outstanding at
end of period (000 omitted)                      78      93     180     289     319     300     302    167     --     --
----------------------------------------------------------------------------------------------------------------------------



 72    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010    2009    2008    2007    2006    2005    2004    2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA (08/26/1999)
Accumulation unit value at beginning of
period                                        $1.83   $1.33   $2.25   $2.15   $1.85   $1.64   $1.40  $0.99  $1.29  $1.49
Accumulation unit value at end of period      $2.09   $1.83   $1.33   $2.25   $2.15   $1.85   $1.64  $1.40  $0.99  $1.29
Number of accumulation units outstanding at
end of period (000 omitted)                      17      43      63     101     162     166     219    151    154    158
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                        $1.40   $1.02   $1.74   $1.66   $1.43   $1.28   $1.09  $0.77  $1.00     --
Accumulation unit value at end of period      $1.60   $1.40   $1.02   $1.74   $1.66   $1.43   $1.28  $1.09  $0.77     --
Number of accumulation units outstanding at
end of period (000 omitted)                     371     429     566     864     940     833     690    347     12     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (08/26/1999)
Accumulation unit value at beginning of
period                                        $1.65   $1.41   $1.66   $1.54   $1.45   $1.43   $1.34  $1.15  $1.08  $1.05
Accumulation unit value at end of period      $1.87   $1.65   $1.41   $1.66   $1.54   $1.45   $1.43  $1.34  $1.15  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                      10      47     120     186     269     276     275    247    268    238
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                        $1.45   $1.24   $1.47   $1.36   $1.29   $1.27   $1.19  $1.03  $1.00     --
Accumulation unit value at end of period      $1.64   $1.45   $1.24   $1.47   $1.36   $1.29   $1.27  $1.19  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                   2,738   9,304   8,701   9,868   6,464   4,642   2,922  1,544     10     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (10/30/1997)
Accumulation unit value at beginning of
period                                        $0.35   $0.28   $1.33   $1.36   $1.26   $1.24   $1.16  $0.95  $0.98  $0.98
Accumulation unit value at end of period      $0.39   $0.35   $0.28   $1.33   $1.36   $1.26   $1.24  $1.16  $0.95  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                     548     618     763   1,012   1,307   1,977   2,447  2,742  3,065  3,906
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                        $0.36   $0.29   $1.38   $1.40   $1.30   $1.29   $1.21  $1.00     --     --
Accumulation unit value at end of period      $0.41   $0.36   $0.29   $1.38   $1.40   $1.30   $1.29  $1.21     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     466     672     399     507     521     486     491    449     --     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA (08/26/1999)
Accumulation unit value at beginning of
period                                        $0.89   $0.70   $1.16   $1.13   $0.99   $0.95   $0.88  $0.71  $0.88  $0.99
Accumulation unit value at end of period      $1.02   $0.89   $0.70   $1.16   $1.13   $0.99   $0.95  $0.88  $0.71  $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                      73     144     195     285     404     449     560    465    538    591
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                        $1.56   $1.16   $1.89   $1.95   $1.72   $1.59   $1.35  $0.95  $1.00     --
Accumulation unit value at end of period      $1.90   $1.56   $1.16   $1.89   $1.95   $1.72   $1.59  $1.35  $0.95     --
Number of accumulation units outstanding at
end of period (000 omitted)                     140     191     210     307     330     355     322    247      4     --
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                        $1.03   $0.86   $1.03   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $1.14   $1.03   $0.86   $1.03      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     167   4,498   6,698   6,219      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning of
period                                        $1.97   $1.29   $1.90   $1.85   $1.76   $1.73   $1.60  $1.35  $1.29  $1.26
Accumulation unit value at end of period      $2.20   $1.97   $1.29   $1.90   $1.85   $1.76   $1.73  $1.60  $1.35  $1.29
Number of accumulation units outstanding at
end of period (000 omitted)                     600     688     832   1,101   1,459   2,144   2,899  3,536  4,181  5,433
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
period                                        $1.54   $1.00   $1.47   $1.43   $1.37   $1.34   $1.25  $1.06  $1.01  $0.99
Accumulation unit value at end of period      $1.71   $1.54   $1.00   $1.47   $1.43   $1.37   $1.34  $1.25  $1.06  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                     397     498     646     999   1,382   1,973   2,283  2,512  2,872  3,528
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IA SHARES (06/10/1997)
Accumulation unit value at beginning of
period                                        $1.08   $0.84   $1.56   $1.44   $1.18   $1.10   $0.98  $0.77  $1.00  $1.44
Accumulation unit value at end of period      $1.17   $1.08   $0.84   $1.56   $1.44   $1.18   $1.10  $0.98  $0.77  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                     354     384     422     572     786   1,148   1,504  1,853  2,036  2,188
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                        $1.16   $0.94   $1.14   $1.17   $1.15   $1.03   $0.98  $0.84  $1.00     --
Accumulation unit value at end of period      $1.18   $1.16   $0.94   $1.14   $1.17   $1.15   $1.03  $0.98  $0.84     --
Number of accumulation units outstanding at
end of period (000 omitted)                      94     120     136     185     196     167     147     87     12     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning of
period                                        $2.01   $1.57   $2.59   $2.79   $2.43   $2.34   $2.13  $1.69  $2.11  $2.28
Accumulation unit value at end of period      $2.28   $2.01   $1.57   $2.59   $2.79   $2.43   $2.34  $2.13  $1.69  $2.11
Number of accumulation units outstanding at
end of period (000 omitted)                   1,270   1,361   1,504   1,940   2,471   3,345   4,457  5,362  6,087  7,387
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
period                                        $1.09   $0.85   $1.40   $1.51   $1.32   $1.28   $1.16  $0.93  $1.16  $1.26
Accumulation unit value at end of period      $1.22   $1.09   $0.85   $1.40   $1.51   $1.32   $1.28  $1.16  $0.93  $1.16
Number of accumulation units outstanding at
end of period (000 omitted)                   1,063   1,414   1,861   2,565   3,460   4,185   4,645  5,239  5,706  6,280
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    73

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010    2009    2008    2007    2006    2005    2004    2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning of
period                                        $2.11   $1.42   $1.95   $1.91   $1.75   $1.72   $1.57  $1.26  $1.28  $1.25
Accumulation unit value at end of period      $2.38   $2.11   $1.42   $1.95   $1.91   $1.75   $1.72  $1.57  $1.26  $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                     245     305     394     499     651     870   1,300  1,564  1,898  2,714
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
period                                        $1.57   $1.06   $1.45   $1.43   $1.31   $1.29   $1.19  $0.95  $0.97  $0.95
Accumulation unit value at end of period      $1.76   $1.57   $1.06   $1.45   $1.43   $1.31   $1.29  $1.19  $0.95  $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                     203     255     379     517     677     974   1,139  1,246  1,409  1,726
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                        $1.30   $0.90   $1.20   $1.16   $1.12   $1.11   $1.08  $1.05  $1.00     --
Accumulation unit value at end of period      $1.41   $1.30   $0.90   $1.20   $1.16   $1.12   $1.11  $1.08  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      17     126      77      45      45     82      7     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                        $1.11   $0.90   $1.63   $1.53   $1.21   $1.10   $0.96  $0.76  $0.93  $1.19
Accumulation unit value at end of period      $1.20   $1.11   $0.90   $1.63   $1.53   $1.21   $1.10  $0.96  $0.76  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                   1,199   1,363   1,487   1,885   2,110   2,185   2,258  2,177  1,856  1,775
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of
period                                        $1.02   $0.75   $1.32   $1.18   $0.95   $0.81   $0.73  $0.55  $0.65  $0.93
Accumulation unit value at end of period      $1.13   $1.02   $0.75   $1.32   $1.18   $0.95   $0.81  $0.73  $0.55  $0.65
Number of accumulation units outstanding at
end of period (000 omitted)                     115     163     210     274     347     461     485  1,788    762  3,607
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB SHARES (08/26/1999)
Accumulation unit value at beginning of
period                                        $1.15   $0.92   $1.73   $1.64   $1.31   $1.16   $0.97  $0.72  $0.84  $1.08
Accumulation unit value at end of period      $1.21   $1.15   $0.92   $1.73   $1.64   $1.31   $1.16  $0.97  $0.72  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                       4       4       4       4       8       8       7      7     42     55
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning of
period                                        $1.79   $1.37   $2.27   $2.17   $2.02   $1.86   $1.70  $1.30  $1.89  $2.74
Accumulation unit value at end of period      $2.12   $1.79   $1.37   $2.27   $2.17   $2.02   $1.86  $1.70  $1.30  $1.89
Number of accumulation units outstanding at
end of period (000 omitted)                     836     940   1,071   1,280   1,595   2,187   2,928  3,442  4,079  4,835
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                        $1.00      --      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.13      --      --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     347      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                        $1.21   $0.92   $1.52   $1.53   $1.39   $1.35   $1.27  $1.00     --     --
Accumulation unit value at end of period      $1.39   $1.21   $0.92   $1.52   $1.53   $1.39   $1.35  $1.27     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       3       3       3       3       3       3       3      3     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                        $0.97   $0.74   $1.25   $1.45   $1.25   $1.19   $1.00     --     --     --
Accumulation unit value at end of period      $1.20   $0.97   $0.74   $1.25   $1.45   $1.25   $1.19     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      13      14      14      54     946      27       4     --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IA SHARES (06/10/1997)
Accumulation unit value at beginning of
period                                        $1.49   $0.92   $1.47   $1.41   $1.36   $1.30   $1.25  $1.01  $1.39  $1.82
Accumulation unit value at end of period      $1.78   $1.49   $0.92   $1.47   $1.41   $1.36   $1.30  $1.25  $1.01  $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                     186     201     219     287     412     604     747    906  1,025  1,116
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
period                                        $1.41   $0.87   $1.40   $1.35   $1.30   $1.24   $1.20  $0.97  $1.34  $1.76
Accumulation unit value at end of period      $1.67   $1.41   $0.87   $1.40   $1.35   $1.30   $1.24  $1.20  $0.97  $1.34
Number of accumulation units outstanding at
end of period (000 omitted)                     686     831   1,004   1,304   1,946   2,658   3,108  3,645  4,080  4,806
----------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                        $2.86   $1.84   $3.28   $3.20   $2.68   $2.44   $2.17  $1.48  $1.72  $1.34
Accumulation unit value at end of period      $3.67   $2.86   $1.84   $3.28   $3.20   $2.68   $2.44  $2.17  $1.48  $1.72
Number of accumulation units outstanding at
end of period (000 omitted)                     138     151     204     286     398     446     505    510    369    267
----------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of
period                                        $2.70   $2.03   $2.82   $2.92   $2.57   $2.40   $1.95  $1.40  $1.65  $1.38
Accumulation unit value at end of period      $3.21   $2.70   $2.03   $2.82   $2.92   $2.57   $2.40  $1.95  $1.40  $1.65
Number of accumulation units outstanding at
end of period (000 omitted)                     179     214     239     356     450     576     658    735    712    543
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
period                                        $1.90   $1.55   $2.24   $2.24   $1.98   $1.93   $1.79  $1.51  $1.76  $1.99
Accumulation unit value at end of period      $2.11   $1.90   $1.55   $2.24   $2.24   $1.98   $1.93  $1.79  $1.51  $1.76
Number of accumulation units outstanding at
end of period (000 omitted)                     880   1,036   1,249   1,756   2,335   3,221   4,136  5,043  5,336  6,404
----------------------------------------------------------------------------------------------------------------------------



 74    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010    2009    2008    2007    2006    2005    2004    2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
period                                        $1.33   $1.35   $1.34   $1.29   $1.26   $1.24   $1.25  $1.26  $1.26  $1.24
Accumulation unit value at end of period      $1.31   $1.33   $1.35   $1.34   $1.29   $1.26   $1.24  $1.25  $1.26  $1.26
Number of accumulation units outstanding at
end of period (000 omitted)                   4,615   4,417   4,753   3,976   3,923   6,630   7,059  5,254  8,572  8,409
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
period                                        $1.82   $1.61   $1.75   $1.68   $1.63   $1.62   $1.58  $1.53  $1.47  $1.38
Accumulation unit value at end of period      $1.94   $1.82   $1.61   $1.75   $1.68   $1.63   $1.62  $1.58  $1.53  $1.47
Number of accumulation units outstanding at
end of period (000 omitted)                   2,609   9,757  10,453  12,248   8,733   8,279   9,515  7,119  7,272  8,923
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
period                                        $1.36   $1.08   $1.84   $1.72   $1.46   $1.31   $1.12  $0.80  $1.01  $1.00
Accumulation unit value at end of period      $1.56   $1.36   $1.08   $1.84   $1.72   $1.46   $1.31  $1.12  $0.80  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                     295     303     421     523     522     532     451    276    182    147
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.46   $1.16   $1.98   $1.86   $1.58   $1.41   $1.21  $0.87  $1.09  $1.08
Accumulation unit value at end of period      $1.69   $1.46   $1.16   $1.98   $1.86   $1.58   $1.41  $1.21  $0.87  $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                   2,123   9,137   8,505   6,387   5,210   2,698   1,026    605    238    115
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
period                                        $1.32   $1.08   $1.89   $1.86   $1.64   $1.56   $1.50  $1.18  $1.53  $1.89
Accumulation unit value at end of period      $1.53   $1.32   $1.08   $1.89   $1.86   $1.64   $1.56  $1.50  $1.18  $1.53
Number of accumulation units outstanding at
end of period (000 omitted)                   3,074   3,447   3,843   4,871   5,898   4,590   4,708  4,663  5,116  6,019
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                        $1.14   $1.08   $1.09   $1.03   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $1.17   $1.14   $1.08   $1.09   $1.03      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     288   8,475   4,590   5,249   4,355      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (08/26/1999)
Accumulation unit value at beginning of
period                                        $1.46   $0.96   $1.30   $1.30   $1.19   $1.16   $1.05  $0.85  $0.93  $0.90
Accumulation unit value at end of period      $1.64   $1.46   $0.96   $1.30   $1.30   $1.19   $1.16  $1.05  $0.85  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                   1,400   1,627   2,018   3,017   4,475   3,380   3,074  2,699  2,403  5,449
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                        $1.19   $0.85   $1.06   $1.05   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $1.33   $1.19   $0.85   $1.06   $1.05      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     132   5,971   3,980   3,766     782      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.39   $0.86   $1.59   $1.41   $1.44   $1.32   $1.23  $1.02  $1.00     --
Accumulation unit value at end of period      $1.73   $1.39   $0.86   $1.59   $1.41   $1.44   $1.32  $1.23  $1.02     --
Number of accumulation units outstanding at
end of period (000 omitted)                   1,009   1,184   1,418   1,722   2,222     377     159     29     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.75   $0.54   $1.00   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $0.91   $0.75   $0.54   $1.00      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of
period                                        $1.31   $1.06   $1.71   $1.65   $1.45   $1.41   $1.29  $1.00     --     --
Accumulation unit value at end of period      $1.49   $1.31   $1.06   $1.71   $1.65   $1.45   $1.41  $1.29     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      96     106     116     193     219     241     223    175     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
period                                        $1.23   $1.18   $1.23   $1.19   $1.16   $1.16   $1.16  $1.16  $1.11  $1.06
Accumulation unit value at end of period      $1.25   $1.23   $1.18   $1.23   $1.19   $1.16   $1.16  $1.16  $1.16  $1.11
Number of accumulation units outstanding at
end of period (000 omitted)                     270     386     453     403     471     469     521    466    520    259
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.23   $1.18   $1.23   $1.18   $1.15   $1.15   $1.16  $1.16  $1.11  $1.06
Accumulation unit value at end of period      $1.25   $1.23   $1.18   $1.23   $1.18   $1.15   $1.15  $1.16  $1.16  $1.11
Number of accumulation units outstanding at
end of period (000 omitted)                     893   2,339   2,088   2,176   2,281   2,359   2,330  1,256    248    117
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
period                                        $0.41   $0.31   $0.56   $0.55   $0.50   $0.47   $0.44  $0.37  $0.50  $0.74
Accumulation unit value at end of period      $0.48   $0.41   $0.31   $0.56   $0.55   $0.50   $0.47  $0.44  $0.37  $0.50
Number of accumulation units outstanding at
end of period (000 omitted)                     198     308   1,533   1,159     411     413     471    499    270    228
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                        $0.80   $0.64   $1.08   $1.10   $1.00      --      --     --     --     --
Accumulation unit value at end of period      $0.95   $0.80   $0.64   $1.08   $1.10      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    75

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010    2009    2008    2007    2006    2005    2004    2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (05/02/2000)
Accumulation unit value at beginning of
period                                        $1.14   $0.83   $1.36   $1.44   $1.31   $1.27   $1.09  $0.74  $0.91  $0.99
Accumulation unit value at end of period      $1.42   $1.14   $0.83   $1.36   $1.44   $1.31   $1.27  $1.09  $0.74  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                      48      55      80      76      83      85      89    178     69     66
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.03   $0.75   $1.24   $1.31   $1.19   $1.15   $0.99  $0.68  $0.83  $0.90
Accumulation unit value at end of period      $1.29   $1.03   $0.75   $1.24   $1.31   $1.19   $1.15  $0.99  $0.68  $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                     105     168     175     215     290     323     274    197    173     89
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                        $2.18   $1.27   $2.78   $2.04   $1.55   $1.17   $1.00     --     --     --
Accumulation unit value at end of period      $2.57   $2.18   $1.27   $2.78   $2.04   $1.55   $1.17     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     474   1,632   2,462   1,621   1,522   1,033     198     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (02/21/1995)
Accumulation unit value at beginning of
period                                        $1.45   $1.15   $1.96   $1.76   $1.44   $1.28   $1.11  $0.88  $1.09  $1.55
Accumulation unit value at end of period      $1.63   $1.45   $1.15   $1.96   $1.76   $1.44   $1.28  $1.11  $0.88  $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                     507     570     676     832   1,048   1,332   1,736  2,080  2,254  2,733
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.00      --      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.12      --      --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.00      --      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.12      --      --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   9,511      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.00      --      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.04      --      --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     125      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.00      --      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.04      --      --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   9,048      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                        $0.78   $0.60   $0.99   $1.00      --      --      --     --     --     --
Accumulation unit value at end of period      $0.85   $0.78   $0.60   $0.99      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     243  10,555   6,225   4,468      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                        $1.09   $0.81   $1.30   $1.25   $1.09   $1.10   $1.00     --     --     --
Accumulation unit value at end of period      $1.32   $1.09   $0.81   $1.30   $1.25   $1.09   $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.00      --      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.09      --      --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   1,229      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.00      --      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.09      --      --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                  64,190      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.00      --      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.11      --      --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     227      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.00      --      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.11      --      --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                  35,114      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.00      --      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.07      --      --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     860      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------



 76    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2010    2009    2008    2007    2006    2005    2004    2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                        $1.00      --      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.07      --      --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                  10,627      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of
period                                        $1.34   $0.99   $1.47   $1.57   $1.33   $1.27   $1.07  $0.79  $1.00     --
Accumulation unit value at end of period      $1.64   $1.34   $0.99   $1.47   $1.57   $1.33   $1.27  $1.07  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                   1,364   1,800   2,045   2,297   2,129   2,323     692    192     35     --
----------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/02/2000)
Accumulation unit value at beginning of
period                                        $2.04   $1.42   $2.56   $2.72   $2.39   $2.11   $1.79  $1.27  $1.44  $1.29
Accumulation unit value at end of period      $2.29   $2.04   $1.42   $2.56   $2.72   $2.39   $2.11  $1.79  $1.27  $1.44
Number of accumulation units outstanding at
end of period (000 omitted)                      90     129     203     332     481     577     705    786    539    557
----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/22/1999)
Accumulation unit value at beginning of
period                                        $1.97   $1.33   $2.49   $2.17   $1.60   $1.34   $1.04  $0.71  $0.83  $1.07
Accumulation unit value at end of period      $2.43   $1.97   $1.33   $2.49   $2.17   $1.60   $1.34  $1.04  $0.71  $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                     215   1,491   2,249   1,387     742     484     439  2,509    479    523
----------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/22/1999)
Accumulation unit value at beginning of
period                                        $1.57   $1.12   $1.88   $1.81   $1.70   $1.55   $1.33  $0.94  $1.15  $1.04
Accumulation unit value at end of period      $1.91   $1.57   $1.12   $1.88   $1.81   $1.70   $1.55  $1.33  $0.94  $1.15
Number of accumulation units outstanding at
end of period (000 omitted)                     787   2,050   2,146   1,967   1,384   1,171     455    382    351    268
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                        $1.48   $1.10   $1.67   $1.57   $1.41   $1.32   $1.23  $0.96  $1.00     --
Accumulation unit value at end of period      $1.69   $1.48   $1.10   $1.67   $1.57   $1.41   $1.32  $1.23  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                     407     490     550     770     872   1,000     624    458     --     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.98   $0.86   $1.23   $1.15   $1.04   $1.01   $0.94  $0.78  $0.90  $0.99
Accumulation unit value at end of period      $1.09   $0.98   $0.86   $1.23   $1.15   $1.04   $1.01  $0.94  $0.78  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                     844     989   1,141   1,532   1,765   1,736   1,457  1,313  1,043    580
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                        $1.44   $1.27   $2.20   $1.95   $1.61   $1.41   $1.20  $0.93  $1.00     --
Accumulation unit value at end of period      $1.66   $1.44   $1.27   $2.20   $1.95   $1.61   $1.41  $1.20  $0.93     --
Number of accumulation units outstanding at
end of period (000 omitted)                     324     434     491     679     717     623     663    493     12     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.01   $0.88   $1.41   $1.39   $1.19   $1.14   $1.04  $0.84  $1.05  $1.13
Accumulation unit value at end of period      $1.14   $1.01   $0.88   $1.41   $1.39   $1.19   $1.14  $1.04  $0.84  $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                   1,173   1,566   1,247   1,750   1,970   2,186   1,526  1,128    922    553
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                        $1.66   $1.17   $1.64   $1.49   $1.43   $1.40   $1.33  $0.96  $1.00     --
Accumulation unit value at end of period      $1.96   $1.66   $1.17   $1.64   $1.49   $1.43   $1.40  $1.33  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                   2,121     276     333     464     531     573     580    441     13     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $0.49   $0.33   $0.57   $0.50   $0.42   $0.40   $0.35  $0.25  $0.42  $0.56
Accumulation unit value at end of period      $0.62   $0.49   $0.33   $0.57   $0.50   $0.42   $0.40  $0.35  $0.25  $0.42
Number of accumulation units outstanding at
end of period (000 omitted)                     785     586     966     992   1,281   1,363   1,351  1,424  1,243  1,146
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                        $1.00      --      --      --      --      --      --     --     --     --
Accumulation unit value at end of period      $1.22      --      --      --      --      --      --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     655      --      --      --      --      --      --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                        $1.58   $1.43   $1.42   $1.35   $1.32   $1.31   $1.28  $1.19  $1.12  $1.06
Accumulation unit value at end of period      $1.67   $1.58   $1.43   $1.42   $1.35   $1.32   $1.31  $1.28  $1.19  $1.12
Number of accumulation units outstanding at
end of period (000 omitted)                   2,234   2,406   2,685   3,965   5,543   2,193     622    225    167    155
----------------------------------------------------------------------------------------------------------------------------






                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    77

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005   2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                         $1.01   $0.82   $1.00      --      --     --     --     --     --      --
Accumulation unit value at end of period       $1.10   $1.01   $0.82      --      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       40      43      67      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.05   $0.69   $1.34   $1.13   $1.06  $1.04  $1.00  $1.00     --      --
Accumulation unit value at end of period       $1.22   $1.05   $0.69   $1.34   $1.13  $1.06  $1.04  $1.00     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      144     126     108     110     112    113    114      5     --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.00   $0.85   $1.45   $1.40   $1.21  $1.18  $1.07  $1.00     --      --
Accumulation unit value at end of period       $1.11   $1.00   $0.85   $1.45   $1.40  $1.21  $1.18  $1.07     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      201     201     210     226     247    256    243     23     --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.16   $0.88   $1.91   $1.83   $1.38  $1.20  $1.00     --     --      --
Accumulation unit value at end of period       $1.19   $1.16   $0.88   $1.91   $1.83  $1.38  $1.20     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,831   6,541   7,308   4,293   2,708  1,766    209     --     --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.09   $0.81   $1.36   $1.21   $1.24  $1.09  $1.02  $1.00     --      --
Accumulation unit value at end of period       $1.18   $1.09   $0.81   $1.36   $1.21  $1.24  $1.09  $1.02     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      103     102     107      82      91     92     59      1     --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.20   $1.10   $1.14   $1.06   $1.05  $1.05  $1.00     --     --      --
Accumulation unit value at end of period       $1.24   $1.20   $1.10   $1.14   $1.06  $1.05  $1.05     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,227   2,371   2,313   3,777   4,080  3,512    509     --     --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.28   $0.97   $1.78   $1.54   $1.25  $1.12  $1.00     --     --      --
Accumulation unit value at end of period       $1.42   $1.28   $0.97   $1.78   $1.54  $1.25  $1.12     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       10      10      25      25      20      7      7     --     --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.86   $0.67   $0.90   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $1.00   $0.86   $0.67   $0.90      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $0.92   $0.70   $1.21   $1.02   $1.07  $1.06  $1.00     --     --      --
Accumulation unit value at end of period       $1.06   $0.92   $0.70   $1.21   $1.02  $1.07  $1.06     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,614   2,924   3,189   3,364   7,580  3,015    376     --     --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.05   $0.89   $1.23   $1.32   $1.13  $1.09  $1.00     --     --      --
Accumulation unit value at end of period       $1.17   $1.05   $0.89   $1.23   $1.32  $1.13  $1.09     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       34      33       2       1      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.13   $0.79   $1.07   $1.07   $1.00     --     --     --     --      --
Accumulation unit value at end of period       $1.24   $1.13   $0.79   $1.07   $1.07     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      790     834   1,009   1,242   2,212     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.84   $0.67   $1.12   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $1.00   $0.84   $0.67   $1.12      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      577  20,058  11,908   7,074      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.78   $0.58   $1.14   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $0.88   $0.78   $0.58   $1.14      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       20      20      25      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.20   $0.97   $1.37   $1.43   $1.22  $1.17  $1.00     --     --      --
Accumulation unit value at end of period       $1.49   $1.20   $0.97   $1.37   $1.43  $1.22  $1.17     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      239  10,188   6,327   4,714       4     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.85   $0.72   $1.10   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $0.97   $0.85   $0.72   $1.10      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       24      22       1      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------



 78    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005   2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.01   $0.76   $1.29   $1.29   $1.22  $1.13  $1.00     --     --      --
Accumulation unit value at end of period       $1.26   $1.01   $0.76   $1.29   $1.29  $1.22  $1.13     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        1      11      11      13      15     17     10     --     --      --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.09   $0.70   $1.22   $1.08   $1.05  $1.03  $1.00     --     --      --
Accumulation unit value at end of period       $1.39   $1.09   $0.70   $1.22   $1.08  $1.05  $1.03     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      473     599     748     769   1,668    735     99     --     --      --
----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.62   $0.47   $0.73   $0.69   $0.64  $0.63  $0.60  $0.48  $0.69   $0.90
Accumulation unit value at end of period       $0.70   $0.62   $0.47   $0.73   $0.69  $0.64  $0.63  $0.60  $0.48   $0.69
Number of accumulation units outstanding at
end of period (000 omitted)                      374     381     466     587     674    879  1,127  1,117  1,131   1,356
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.06   $0.88   $1.27   $1.21   $1.05  $1.03  $1.00     --     --      --
Accumulation unit value at end of period       $1.20   $1.06   $0.88   $1.27   $1.21  $1.05  $1.03     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       14      14      14      14      14     14     13     --     --      --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.76   $0.62   $1.09   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $0.83   $0.76   $0.62   $1.09      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       59      57      26      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.23   $0.96   $1.55   $1.52   $1.26  $1.14  $1.00     --     --      --
Accumulation unit value at end of period       $1.27   $1.23   $0.96   $1.55   $1.52  $1.26  $1.14     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2       8       8       4     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00   $0.71   $0.98   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $1.08   $1.00   $0.71   $0.98      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      447   7,675   4,506   3,095      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.30   $0.97   $1.72   $1.49   $1.36  $1.18  $1.04  $1.00     --      --
Accumulation unit value at end of period       $1.50   $1.30   $0.97   $1.72   $1.49  $1.36  $1.18  $1.04     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    5,203   8,488  13,235  12,095  12,306  6,320  2,509    211     --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.16   $0.87   $1.50   $1.42   $1.27  $1.07  $1.07  $0.87  $0.95   $1.00
Accumulation unit value at end of period       $1.35   $1.16   $0.87   $1.50   $1.42  $1.27  $1.07  $1.07  $0.87   $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                      196     322     236     280     337    322    342    355    240      66
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $0.93   $0.74   $1.42   $1.14   $1.08  $1.04  $1.03  $1.00     --      --
Accumulation unit value at end of period       $1.14   $0.93   $0.74   $1.42   $1.14  $1.08  $1.04  $1.03     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      297     307     324     356     370    352    303     50     --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.45   $1.03   $1.39   $1.38   $1.26  $1.25  $1.16  $0.93  $0.91   $1.00
Accumulation unit value at end of period       $1.63   $1.45   $1.03   $1.39   $1.38  $1.26  $1.25  $1.16  $0.93   $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                      121     119     186     268     275    291    375    264    104      58
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.18   $1.04   $1.09   $1.07   $1.04  $1.03  $1.00     --     --      --
Accumulation unit value at end of period       $1.25   $1.18   $1.04   $1.09   $1.07  $1.04  $1.03     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,375  11,682   8,946   9,111   3,611  3,067    321     --     --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.89   $1.38   $2.31   $2.03   $1.83  $1.58  $1.28  $0.94  $1.06   $1.00
Accumulation unit value at end of period       $2.40   $1.89   $1.38   $2.31   $2.03  $1.83  $1.58  $1.28  $0.94   $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                    1,658   4,341   5,011   3,849   3,086  2,479  2,101  1,221    723     367
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.30   $1.04   $1.89   $1.64   $1.41  $1.21  $1.08  $1.00     --      --
Accumulation unit value at end of period       $1.44   $1.30   $1.04   $1.89   $1.64  $1.41  $1.21  $1.08     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      480     518     572     558     841    705    311     11     --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.52   $1.29   $2.28   $2.92   $2.46  $2.20  $1.69  $1.26  $1.26   $1.18
Accumulation unit value at end of period       $1.81   $1.52   $1.29   $2.28   $2.92  $2.46  $2.20  $1.69  $1.26   $1.26
Number of accumulation units outstanding at
end of period (000 omitted)                      328     359     370     423     464    615    690    675    674     373
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    79

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005   2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.56   $1.16   $1.68   $1.64   $1.41  $1.41  $1.25  $0.97  $0.99   $0.99
Accumulation unit value at end of period       $1.73   $1.56   $1.16   $1.68   $1.64  $1.41  $1.41  $1.25  $0.97   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                    1,877   2,165   2,664   3,166   3,383  3,865  4,021  3,071  2,665   2,006
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.03   $0.89   $1.23   $1.29   $1.11  $1.09  $1.00     --     --      --
Accumulation unit value at end of period       $1.22   $1.03   $0.89   $1.23   $1.29  $1.11  $1.09     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       13      13      22      23      21     10     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.26   $0.99   $1.50   $1.56   $1.35  $1.26  $1.03  $0.79  $1.00      --
Accumulation unit value at end of period       $1.59   $1.26   $0.99   $1.50   $1.56  $1.35  $1.26  $1.03  $0.79      --
Number of accumulation units outstanding at
end of period (000 omitted)                      446     493     466     502     558    645    718    269     96      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.55   $0.39   $0.69   $0.63   $0.59  $0.57  $0.52  $0.38  $0.55   $0.65
Accumulation unit value at end of period       $0.70   $0.55   $0.39   $0.69   $0.63  $0.59  $0.57  $0.52  $0.38   $0.55
Number of accumulation units outstanding at
end of period (000 omitted)                    1,935   2,168   2,355   2,757   3,378  3,793  4,520  3,979  3,832   3,330
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.40   $1.12   $1.81   $1.78   $1.52  $1.40  $1.26  $1.02  $1.17   $1.11
Accumulation unit value at end of period       $1.53   $1.40   $1.12   $1.81   $1.78  $1.52  $1.40  $1.26  $1.02   $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                    2,360   2,595   2,854   3,403   5,058  3,652  3,861  1,702  1,165     691
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.46   $1.08   $1.84   $1.62   $1.35  $1.25  $1.07  $1.00     --      --
Accumulation unit value at end of period       $1.56   $1.46   $1.08   $1.84   $1.62  $1.35  $1.25  $1.07     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      543     552     616     630     661    707    710    100     --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.65   $1.41   $1.35   $1.23   $1.11  $1.16  $1.00     --     --      --
Accumulation unit value at end of period       $1.86   $1.65   $1.41   $1.35   $1.23  $1.11  $1.16     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      932   7,523   5,803   5,914   3,641  1,249    195     --     --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.07   $0.83   $1.46   $1.45   $1.20  $1.12  $1.00     --     --      --
Accumulation unit value at end of period       $1.13   $1.07   $0.83   $1.46   $1.45  $1.20  $1.12     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      215     211     232     168      19     23     15     --     --      --
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $2.43   $1.85   $2.98   $2.93   $2.56  $2.30  $1.86  $1.47  $1.56   $1.41
Accumulation unit value at end of period       $2.99   $2.43   $1.85   $2.98   $2.93  $2.56  $2.30  $1.86  $1.47   $1.56
Number of accumulation units outstanding at
end of period (000 omitted)                    1,131   2,893   3,112   3,200   2,732  2,047  1,426  1,312  1,266     982
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.74   $0.62   $1.00   $1.03   $0.93  $0.88  $0.78  $0.61  $0.79   $0.92
Accumulation unit value at end of period       $0.83   $0.74   $0.62   $1.00   $1.03  $0.93  $0.88  $0.78  $0.61   $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                      876   1,023   1,018   1,360   1,467  1,568  1,667  1,619  1,894   1,465
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $0.93   $0.64   $1.35   $1.35   $1.22  $1.17  $1.07  $1.00     --      --
Accumulation unit value at end of period       $0.98   $0.93   $0.64   $1.35   $1.35  $1.22  $1.17  $1.07     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,467   1,562   1,691   1,576   1,684  1,876  1,178    149     --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.48   $0.40   $0.70   $0.64   $0.61  $0.57  $0.54  $0.42  $0.57   $0.75
Accumulation unit value at end of period       $0.54   $0.48   $0.40   $0.70   $0.64  $0.61  $0.57  $0.54  $0.42   $0.57
Number of accumulation units outstanding at
end of period (000 omitted)                    1,198   1,332   1,488   1,955   2,306  2,975  3,549  3,859  3,888   4,485
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $0.90   $0.75   $1.33   $1.21   $1.16  $1.08  $1.03  $1.00     --      --
Accumulation unit value at end of period       $1.02   $0.90   $0.75   $1.33   $1.21  $1.16  $1.08  $1.03     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       12      63      62      62      40     10     38     22     --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.16   $0.83   $1.58   $1.45   $1.27  $1.18  $1.04  $1.00     --      --
Accumulation unit value at end of period       $1.35   $1.16   $0.83   $1.58   $1.45  $1.27  $1.18  $1.04     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      103     108     114     108     108     89     87     --     --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.00   $0.79   $1.15   $1.08   $1.00     --     --     --     --      --
Accumulation unit value at end of period       $1.08   $1.00   $0.79   $1.15   $1.08     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,688   1,792   2,117   2,483   3,296     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------



 80    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005   2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                         $0.99   $0.79   $1.15   $1.08   $1.00     --     --     --     --      --
Accumulation unit value at end of period       $1.07   $0.99   $0.79   $1.15   $1.08     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       24      23      26      17      17     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.91   $0.72   $1.03   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $0.94   $0.91   $0.72   $1.03      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       33      14      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.81   $0.61   $1.04   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $0.90   $0.81   $0.61   $1.04      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      385  15,819   5,951   3,303      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.21   $0.94   $1.34   $1.25   $1.14  $1.08  $1.00     --     --      --
Accumulation unit value at end of period       $1.35   $1.21   $0.94   $1.34   $1.25  $1.14  $1.08     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      188     206     229     285     322    357    141     --     --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.13   $0.89   $1.41   $1.46   $1.28  $1.25  $1.08  $1.00     --      --
Accumulation unit value at end of period       $1.29   $1.13   $0.89   $1.41   $1.46  $1.28  $1.25  $1.08     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,490   9,591  10,469   9,083   8,762  5,134    894     37     --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.24   $1.01   $1.52   $1.50   $1.31  $1.22  $1.08  $1.00     --      --
Accumulation unit value at end of period       $1.37   $1.24   $1.01   $1.52   $1.50  $1.31  $1.22  $1.08     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      119     124     127     161     176    188    181     21     --      --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.84   $0.63   $1.06   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $0.94   $0.84   $0.63   $1.06      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      448  17,145  12,315   8,645      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.85   $0.60   $1.03   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $1.05   $0.85   $0.60   $1.03      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.11   $0.81   $1.30   $1.19   $1.13  $1.10  $1.02  $1.00     --      --
Accumulation unit value at end of period       $1.23   $1.11   $0.81   $1.30   $1.19  $1.13  $1.10  $1.02     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       22      25      63      56      55     46     86     39     --      --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.92   $0.73   $1.11   $1.02   $0.92  $0.87  $0.79  $0.66  $0.84   $1.02
Accumulation unit value at end of period       $1.00   $0.92   $0.73   $1.11   $1.02  $0.92  $0.87  $0.79  $0.66   $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                      723     779     844     928   1,163  1,425  1,539  1,612  1,500   1,420
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.14   $0.71   $1.19   $1.19   $1.07  $1.03  $0.98  $1.00     --      --
Accumulation unit value at end of period       $1.53   $1.14   $0.71   $1.19   $1.19  $1.07  $1.03  $0.98     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       79      88     104     111     112    109    109     10     --      --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.16   $1.00   $1.31   $1.28   $1.16  $1.15  $1.05  $1.00     --      --
Accumulation unit value at end of period       $1.26   $1.16   $1.00   $1.31   $1.28  $1.16  $1.15  $1.05     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,476   1,492   1,568   1,781   1,861  1,916  1,655     80     --      --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.38   $1.05   $1.71   $1.35   $1.05  $0.91  $0.71  $0.53  $0.69   $0.93
Accumulation unit value at end of period       $1.54   $1.38   $1.05   $1.71   $1.35  $1.05  $0.91  $0.71  $0.53   $0.69
Number of accumulation units outstanding at
end of period (000 omitted)                      905   1,001   1,156   1,331   1,628  1,935  2,468  2,887  3,195   4,300
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                         $2.09   $1.60   $2.60   $2.07   $1.60  $1.40  $1.09  $1.00     --      --
Accumulation unit value at end of period       $2.34   $2.09   $1.60   $2.60   $2.07  $1.60  $1.40  $1.09     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       56      56      49      53      71     68     67     10     --      --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.65   $0.47   $0.85   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $0.78   $0.65   $0.47   $0.85      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      174   3,671   4,330   1,772      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    81

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005   2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.91   $0.59   $1.12   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $1.19   $0.91   $0.59   $1.12      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        5       5       6       8      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.41   $1.12   $1.82   $2.23   $1.64  $1.42  $1.06  $1.00     --      --
Accumulation unit value at end of period       $1.81   $1.41   $1.12   $1.82   $2.23  $1.64  $1.42  $1.06     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       95     126     106     103     109    127    115      8     --      --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.36   $1.07   $1.75   $2.15   $1.58  $1.38  $1.00     --     --      --
Accumulation unit value at end of period       $1.73   $1.36   $1.07   $1.75   $2.15  $1.58  $1.38     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       66      86     120     119     150     75     15     --     --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.04   $0.73   $1.36   $1.21   $1.14  $1.11  $1.05  $1.00     --      --
Accumulation unit value at end of period       $1.11   $1.04   $0.73   $1.36   $1.21  $1.14  $1.11  $1.05     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,305   2,318   2,536   2,419   2,780  2,447    574     24     --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.40   $1.02   $1.73   $1.66   $1.43  $1.27  $1.09  $0.77  $1.00      --
Accumulation unit value at end of period       $1.60   $1.40   $1.02   $1.73   $1.66  $1.43  $1.27  $1.09  $0.77      --
Number of accumulation units outstanding at
end of period (000 omitted)                      986     964     930     941     968    903    803    299      6      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.44   $1.23   $1.46   $1.36   $1.28  $1.27  $1.19  $1.03  $1.00      --
Accumulation unit value at end of period       $1.63   $1.44   $1.23   $1.46   $1.36  $1.28  $1.27  $1.19  $1.03      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,721  14,510  11,434   9,968   5,557  3,403  1,659    415     83      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $0.31   $0.25   $1.17   $1.19   $1.11  $1.10  $1.03  $1.00     --      --
Accumulation unit value at end of period       $0.35   $0.31   $0.25   $1.17   $1.19  $1.11  $1.10  $1.03     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      166     168     178     261     268    276    300     --     --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.18   $0.88   $1.43   $1.48   $1.31  $1.21  $1.03  $1.00     --      --
Accumulation unit value at end of period       $1.43   $1.18   $0.88   $1.43   $1.48  $1.31  $1.21  $1.03     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      342     389     373     359     380    407    389     72     --      --
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.03   $0.86   $1.03   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $1.14   $1.03   $0.86   $1.03      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      274   8,749  10,160   8,295      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.16   $0.93   $1.14   $1.17   $1.15  $1.03  $0.98  $0.84  $1.00      --
Accumulation unit value at end of period       $1.17   $1.16   $0.93   $1.14   $1.17  $1.15  $1.03  $0.98  $0.84      --
Number of accumulation units outstanding at
end of period (000 omitted)                      203     188     228     215     272    259    290    120     30      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $0.99   $0.78   $1.29   $1.39   $1.22  $1.17  $1.07  $1.00     --      --
Accumulation unit value at end of period       $1.12   $0.99   $0.78   $1.29   $1.39  $1.22  $1.17  $1.07     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       17      19      21      34      35     37     35     --     --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.70   $0.57   $1.03   $0.96   $0.76  $0.69  $0.60  $0.48  $0.59   $0.75
Accumulation unit value at end of period       $0.76   $0.70   $0.57   $1.03   $0.96  $0.76  $0.69  $0.60  $0.48   $0.59
Number of accumulation units outstanding at
end of period (000 omitted)                    2,733   2,965   3,093   3,625   4,123  4,898  5,780  5,252  5,517   6,094
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --      --
Accumulation unit value at end of period       $1.13      --      --      --      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      864      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.00   $0.76   $1.26   $1.27   $1.15  $1.12  $1.05  $1.00     --      --
Accumulation unit value at end of period       $1.15   $1.00   $0.76   $1.26   $1.27  $1.15  $1.12  $1.05     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --       2       3       3      5     13     --     --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $0.96   $0.74   $1.24   $1.45   $1.25  $1.19  $1.00     --     --      --
Accumulation unit value at end of period       $1.20   $0.96   $0.74   $1.24   $1.45  $1.25  $1.19     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       17      17      18      20   1,199      4      4     --     --      --
----------------------------------------------------------------------------------------------------------------------------



 82    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005   2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.06   $1.08   $1.07   $1.03   $1.00  $0.99  $1.00  $1.00     --      --
Accumulation unit value at end of period       $1.05   $1.06   $1.08   $1.07   $1.03  $1.00  $0.99  $1.00     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,911   5,788   1,365     513     401    106     18     15     --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.17   $1.03   $1.12   $1.08   $1.05  $1.04  $1.01  $1.00     --      --
Accumulation unit value at end of period       $1.24   $1.17   $1.03   $1.12   $1.08  $1.05  $1.04  $1.01     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,221  22,157  16,780  14,001   8,025  1,298  1,598    146     --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.46   $1.16   $1.98   $1.86   $1.57  $1.41  $1.21  $0.87  $1.09   $1.08
Accumulation unit value at end of period       $1.68   $1.46   $1.16   $1.98   $1.86  $1.57  $1.41  $1.21  $0.87   $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                    3,253  15,601  12,449   8,833   6,769  3,606  1,251    828    608     455
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.57   $0.47   $0.82   $0.81   $0.71  $0.68  $0.65  $0.51  $0.67   $0.83
Accumulation unit value at end of period       $0.66   $0.57   $0.47   $0.82   $0.81  $0.71  $0.68  $0.65  $0.51   $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                    3,592   4,017   4,256   4,540   5,152  3,969  2,410    453    194     218
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.13   $1.08   $1.09   $1.03   $1.00     --     --     --     --      --
Accumulation unit value at end of period       $1.16   $1.13   $1.08   $1.09   $1.03     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      489  15,152   6,045   5,763   4,338     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.42   $0.94   $1.27   $1.27   $1.16  $1.13  $1.03  $0.84  $0.91   $0.88
Accumulation unit value at end of period       $1.60   $1.42   $0.94   $1.27   $1.27  $1.16  $1.13  $1.03  $0.84   $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                      678     755     746     910   1,056    970    715    521    389     466
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of
period                                         $1.35   $0.96   $1.20   $1.19   $1.12  $1.10  $1.00     --     --      --
Accumulation unit value at end of period       $1.51   $1.35   $0.96   $1.20   $1.19  $1.12  $1.10     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      256   9,864   5,119   4,197   1,896     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.15   $0.72   $1.32   $1.17   $1.19  $1.10  $1.02  $1.00     --      --
Accumulation unit value at end of period       $1.43   $1.15   $0.72   $1.32   $1.17  $1.19  $1.10  $1.02     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       40      41      31      32      32     29     29     29     --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.75   $0.54   $1.00   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $0.90   $0.75   $0.54   $1.00      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.07   $0.86   $1.39   $1.34   $1.18  $1.15  $1.06  $1.00     --      --
Accumulation unit value at end of period       $1.21   $1.07   $0.86   $1.39   $1.34  $1.18  $1.15  $1.06     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      375     327     259     266     256    250    302     59     --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.22   $1.17   $1.22   $1.17   $1.15  $1.15  $1.15  $1.15  $1.10   $1.05
Accumulation unit value at end of period       $1.23   $1.22   $1.17   $1.22   $1.17  $1.15  $1.15  $1.15  $1.15   $1.10
Number of accumulation units outstanding at
end of period (000 omitted)                    1,141   3,618   1,927   1,780   2,023  2,009  2,283  2,513  2,555   1,473
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                         $0.99   $0.73   $1.33   $1.31   $1.20  $1.12  $1.05  $1.00     --      --
Accumulation unit value at end of period       $1.14   $0.99   $0.73   $1.33   $1.31  $1.20  $1.12  $1.05     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        4       4      72      55       4     --     --     56     --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $0.97   $0.78   $1.31   $1.33   $1.14  $1.10  $1.00     --     --      --
Accumulation unit value at end of period       $1.15   $0.97   $0.78   $1.31   $1.33  $1.14  $1.10     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        9       9      17      17       9      4      4     --     --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.03   $0.75   $1.23   $1.31   $1.19  $1.15  $0.98  $0.68  $0.83   $0.90
Accumulation unit value at end of period       $1.29   $1.03   $0.75   $1.23   $1.31  $1.19  $1.15  $0.98  $0.68   $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                      315     366     398     483     537    817    840    709    597     552
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $2.17   $1.27   $2.77   $2.04   $1.54  $1.17  $1.00     --     --      --
Accumulation unit value at end of period       $2.56   $2.17   $1.27   $2.77   $2.04  $1.54  $1.17     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      670   2,782   3,582   2,132   1,922  1,178    160     --     --      --
----------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    83

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005   2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.29   $1.02   $1.74   $1.57   $1.28  $1.14  $1.00     --     --      --
Accumulation unit value at end of period       $1.44   $1.29   $1.02   $1.74   $1.57  $1.28  $1.14     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --       4       4      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --      --
Accumulation unit value at end of period       $1.12      --      --      --      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,845      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --      --
Accumulation unit value at end of period       $1.12      --      --      --      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                   35,540      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --      --
Accumulation unit value at end of period       $1.04      --      --      --      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,696      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --      --
Accumulation unit value at end of period       $1.04      --      --      --      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                   20,921      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.78   $0.60   $0.99   $1.00      --     --     --     --     --      --
Accumulation unit value at end of period       $0.85   $0.78   $0.60   $0.99      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      622  21,293  10,481   6,624      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.09   $0.81   $1.30   $1.24   $1.09  $1.10  $1.00     --     --      --
Accumulation unit value at end of period       $1.31   $1.09   $0.81   $1.30   $1.24  $1.09  $1.10     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --      --
Accumulation unit value at end of period       $1.09      --      --      --      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                   30,458      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --      --
Accumulation unit value at end of period       $1.09      --      --      --      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                  131,141      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --      --
Accumulation unit value at end of period       $1.11      --      --      --      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                   25,767      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --      --
Accumulation unit value at end of period       $1.11      --      --      --      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                   77,624      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --      --
Accumulation unit value at end of period       $1.07      --      --      --      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    6,557      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --      --
Accumulation unit value at end of period       $1.07      --      --      --      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                   24,507      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.33   $0.99   $1.47   $1.57   $1.32  $1.27  $1.07  $0.79  $1.00      --
Accumulation unit value at end of period       $1.64   $1.33   $0.99   $1.47   $1.57  $1.32  $1.27  $1.07  $0.79      --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,652   1,946   2,163   2,437   2,461  2,507    735    158     35      --
----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.77   $1.20   $2.24   $1.95   $1.44  $1.20  $1.00     --     --      --
Accumulation unit value at end of period       $2.18   $1.77   $1.20   $2.24   $1.95  $1.44  $1.20     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      968   4,062   4,898   2,928   2,562  1,712    264     --     --      --
----------------------------------------------------------------------------------------------------------------------------



 84    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005   2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.17   $0.83   $1.40   $1.35   $1.27  $1.16  $1.00     --     --      --
Accumulation unit value at end of period       $1.42   $1.17   $0.83   $1.40   $1.35  $1.27  $1.16     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      999   4,279   3,607   2,886   1,545  1,215    162     --     --      --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.27   $0.95   $1.44   $1.35   $1.22  $1.14  $1.06  $1.00     --      --
Accumulation unit value at end of period       $1.46   $1.27   $0.95   $1.44   $1.35  $1.22  $1.14  $1.06     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      730     719     760     871     936  1,032    652    148     --      --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.97   $0.85   $1.22   $1.15   $1.04  $1.01  $0.93  $0.78  $0.90   $0.99
Accumulation unit value at end of period       $1.08   $0.97   $0.85   $1.22   $1.15  $1.04  $1.01  $0.93  $0.78   $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                    2,713   3,114   3,583   4,442   5,604  6,810  8,153  8,591  8,776  10,263
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.29   $1.13   $1.97   $1.74   $1.44  $1.26  $1.08  $1.00     --      --
Accumulation unit value at end of period       $1.48   $1.29   $1.13   $1.97   $1.74  $1.44  $1.26  $1.08     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      927     737     677     731     803    897    980    260     --      --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.01   $0.88   $1.40   $1.38   $1.18  $1.14  $1.04  $0.84  $1.05   $1.13
Accumulation unit value at end of period       $1.13   $1.01   $0.88   $1.40   $1.38  $1.18  $1.14  $1.04  $0.84   $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                    1,287   1,220   1,343   1,658   1,973  2,360  2,764  2,730  2,251   2,076
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.27   $0.90   $1.26   $1.14   $1.10  $1.07  $1.02  $1.00     --      --
Accumulation unit value at end of period       $1.50   $1.27   $0.90   $1.26   $1.14  $1.10  $1.07  $1.02     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,750     649     721     849     880    936    931    162     --      --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.49   $0.33   $0.56   $0.50   $0.42  $0.40  $0.35  $0.25  $0.41   $0.56
Accumulation unit value at end of period       $0.61   $0.49   $0.33   $0.56   $0.50  $0.42  $0.40  $0.35  $0.25   $0.41
Number of accumulation units outstanding at
end of period (000 omitted)                    2,036   1,496   1,594   2,155   2,639  3,452  3,962  3,982  3,821   3,996
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --     --     --     --     --      --
Accumulation unit value at end of period       $1.22      --      --      --      --     --     --     --     --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      614      --      --      --      --     --     --     --     --      --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.57   $1.42   $1.41   $1.35   $1.32  $1.31  $1.27  $1.19  $1.12   $1.06
Accumulation unit value at end of period       $1.66   $1.57   $1.42   $1.41   $1.35  $1.32  $1.31  $1.27  $1.19   $1.12
Number of accumulation units outstanding at
end of period (000 omitted)                      895     711   1,055     916   1,048  1,095  1,315  1,278  1,671   1,386
----------------------------------------------------------------------------------------------------------------------------






                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    85

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                         $1.01   $0.82   $1.00      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.01   $0.82      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       62      16      16      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.40   $0.27   $0.52   $0.44  $0.41  $0.40  $0.39  $0.27  $0.48  $0.65
Accumulation unit value at end of period       $0.47   $0.40   $0.27   $0.52  $0.44  $0.41  $0.40  $0.39  $0.27  $0.48
Number of accumulation units outstanding at
end of period (000 omitted)                      289     296     388     585    779  1,021  1,148  1,304  1,976  2,165
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.16   $0.97   $1.67   $1.62  $1.40  $1.36  $1.24  $0.95  $1.00     --
Accumulation unit value at end of period       $1.28   $1.16   $0.97   $1.67  $1.62  $1.40  $1.36  $1.24  $0.95     --
Number of accumulation units outstanding at
end of period (000 omitted)                      188     190     221     215    226    208    211     31      1     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.34   $1.15   $1.25   $1.21  $1.19  $1.18  $1.16  $1.14  $1.07  $1.01
Accumulation unit value at end of period       $1.43   $1.34   $1.15   $1.25  $1.21  $1.19  $1.18  $1.16  $1.14  $1.07
Number of accumulation units outstanding at
end of period (000 omitted)                      189     222     708     752    838    910    918    919  1,233    854
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.16   $0.88   $1.90   $1.83  $1.37  $1.20  $1.00     --     --     --
Accumulation unit value at end of period       $1.19   $1.16   $0.88   $1.90  $1.83  $1.37  $1.20     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,633   4,547   5,878   3,900  3,101  2,588  1,205     --     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.57   $0.42   $0.71   $0.64  $0.65  $0.57  $0.54  $0.44  $0.65  $0.80
Accumulation unit value at end of period       $0.62   $0.57   $0.42   $0.71  $0.64  $0.65  $0.57  $0.54  $0.44  $0.65
Number of accumulation units outstanding at
end of period (000 omitted)                      301     308     322     474    591    764    846    957  1,162  2,397
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.20   $1.10   $1.14   $1.05  $1.05  $1.05  $1.00     --     --     --
Accumulation unit value at end of period       $1.24   $1.20   $1.10   $1.14  $1.05  $1.05  $1.05     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,250   4,292   4,201   6,933  7,515  6,635  3,141     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.27   $0.97   $1.78   $1.53  $1.25  $1.12  $1.00     --     --     --
Accumulation unit value at end of period       $1.42   $1.27   $0.97   $1.78  $1.53  $1.25  $1.12     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.85   $0.67   $0.90   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period       $1.00   $0.85   $0.67   $0.90     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        1       1      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $0.92   $0.70   $1.21   $1.02  $1.07  $1.06  $1.00     --     --     --
Accumulation unit value at end of period       $1.05   $0.92   $0.70   $1.21  $1.02  $1.07  $1.06     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,715   1,869   1,980   2,078  3,672  1,901    901     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.04   $0.88   $1.23   $1.32  $1.13  $1.09  $1.00     --     --     --
Accumulation unit value at end of period       $1.16   $1.04   $0.88   $1.23  $1.32  $1.13  $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       73      80      51      42     30     27     22     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.12   $0.79   $1.07   $1.07  $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.24   $1.12   $0.79   $1.07  $1.07     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      802     908   1,116   1,458  2,205     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.84   $0.67   $1.12   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period       $1.00   $0.84   $0.67   $1.12     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      183   7,483   5,167   3,011     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.78   $0.58   $1.14   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period       $0.88   $0.78   $0.58   $1.14     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       66      37      37       9     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.19   $0.97   $1.37   $1.43  $1.21  $1.17  $1.00     --     --     --
Accumulation unit value at end of period       $1.49   $1.19   $0.97   $1.37  $1.43  $1.21  $1.17     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       86   3,809   2,560   1,805     12     12      7     --     --     --
--------------------------------------------------------------------------------------------------------------------------



 86    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.85   $0.72   $1.10   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period       $0.97   $0.85   $0.72   $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       45      43      14      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX I PORTFOLIO (10/02/2009)
Accumulation unit value at beginning of
period                                         $1.08   $1.00      --      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.22   $1.08      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        7      32      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.01   $0.75   $1.29   $1.29  $1.21  $1.13  $1.00     --     --     --
Accumulation unit value at end of period       $1.26   $1.01   $0.75   $1.29  $1.29  $1.21  $1.13     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       24      26      29      24     22     54     13     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.09   $0.70   $1.21   $1.08  $1.05  $1.03  $1.00     --     --     --
Accumulation unit value at end of period       $1.39   $1.09   $0.70   $1.21  $1.08  $1.05  $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      570     731     926     961  1,370    925    384     --     --     --
--------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.62   $0.47   $0.73   $0.69  $0.64  $0.62  $0.60  $0.48  $0.69  $0.90
Accumulation unit value at end of period       $0.70   $0.62   $0.47   $0.73  $0.69  $0.64  $0.62  $0.60  $0.48  $0.69
Number of accumulation units outstanding at
end of period (000 omitted)                       72      76     116     243    363    505    504    486    476    792
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.06   $0.88   $1.27   $1.21  $1.05  $1.03  $1.00     --     --     --
Accumulation unit value at end of period       $1.20   $1.06   $0.88   $1.27  $1.21  $1.05  $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       21      21      21      21     21     21     21     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.76   $0.62   $1.09   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period       $0.82   $0.76   $0.62   $1.09     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        1       1      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.23   $0.95   $1.55   $1.51  $1.26  $1.14  $1.00     --     --     --
Accumulation unit value at end of period       $1.26   $1.23   $0.95   $1.55  $1.51  $1.26  $1.14     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       33      33      30      35     19     15     16     --     --     --
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00   $0.71   $0.98   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period       $1.08   $1.00   $0.71   $0.98     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      282   3,476   2,569   1,806     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.15   $0.84   $1.30   $1.21  $1.10  $1.06  $1.02  $0.91  $1.00     --
Accumulation unit value at end of period       $1.33   $1.15   $0.84   $1.30  $1.21  $1.10  $1.06  $1.02  $0.91     --
Number of accumulation units outstanding at
end of period (000 omitted)                        9       8       7      75     74     73     73     64     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.52   $1.14   $2.02   $1.75  $1.60  $1.39  $1.22  $0.97  $1.00     --
Accumulation unit value at end of period       $1.76   $1.52   $1.14   $2.02  $1.75  $1.60  $1.39  $1.22  $0.97     --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,414   6,146   8,396   8,594  8,681  5,575  2,931     54      1     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.15   $0.86   $1.49   $1.42  $1.27  $1.06  $1.07  $0.87  $0.95  $1.00
Accumulation unit value at end of period       $1.34   $1.15   $0.86   $1.49  $1.42  $1.27  $1.06  $1.07  $0.87  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                       71      85     136     160    183    152    183    196     85     61
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.86   $0.69   $1.20   $1.09  $0.98  $0.92  $0.89  $0.73  $0.89  $0.99
Accumulation unit value at end of period       $0.98   $0.86   $0.69   $1.20  $1.09  $0.98  $0.92  $0.89  $0.73  $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                      199     711     728     920  1,003  1,225  1,269    914    828    805
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $0.98   $0.79   $1.37   $1.25  $1.12  $1.06  $1.02  $0.85  $1.00     --
Accumulation unit value at end of period       $1.11   $0.98   $0.79   $1.37  $1.25  $1.12  $1.06  $1.02  $0.85     --
Number of accumulation units outstanding at
end of period (000 omitted)                       31      66     104     158    164    204    199     39     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $0.86   $0.68   $1.31   $1.05  $1.00  $0.96  $0.95  $0.73  $1.00     --
Accumulation unit value at end of period       $1.05   $0.86   $0.68   $1.31  $1.05  $1.00  $0.96  $0.95  $0.73     --
Number of accumulation units outstanding at
end of period (000 omitted)                      115     152     243     376    414    430    405     56     41     --
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    87

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.45   $1.02   $1.39   $1.37  $1.26  $1.25  $1.16  $0.93  $0.91  $1.00
Accumulation unit value at end of period       $1.62   $1.45   $1.02   $1.39  $1.37  $1.26  $1.25  $1.16  $0.93  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                       94     131     211     343    419    493    560    508    136     42
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.18   $1.04   $1.09   $1.06  $1.04  $1.03  $1.00     --     --     --
Accumulation unit value at end of period       $1.25   $1.18   $1.04   $1.09  $1.06  $1.04  $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,077   6,650   6,072   6,714  3,940  2,496  1,433     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.95   $1.42   $2.38   $2.09  $1.88  $1.62  $1.32  $0.96  $1.09  $1.14
Accumulation unit value at end of period       $2.48   $1.95   $1.42   $2.38  $2.09  $1.88  $1.62  $1.32  $0.96  $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                      288     378     418     551    655  1,057  1,142  1,305  1,744  3,297
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.89   $1.37   $2.30   $2.03  $1.83  $1.57  $1.28  $0.94  $1.06  $1.00
Accumulation unit value at end of period       $2.39   $1.89   $1.37   $2.30  $2.03  $1.83  $1.57  $1.28  $0.94  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                      924   2,211   3,076   2,685  2,508  2,180  1,888  1,114    559    156
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.88   $0.71   $1.28   $1.11  $0.96  $0.81  $0.73  $0.52  $0.66  $0.85
Accumulation unit value at end of period       $0.98   $0.88   $0.71   $1.28  $1.11  $0.96  $0.81  $0.73  $0.52  $0.66
Number of accumulation units outstanding at
end of period (000 omitted)                       76     126     143     204    215    173    188    186    165    476
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.29   $1.04   $1.89   $1.64  $1.41  $1.20  $1.08  $1.00     --     --
Accumulation unit value at end of period       $1.44   $1.29   $1.04   $1.89  $1.64  $1.41  $1.20  $1.08     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      976   1,399   1,472   1,405  1,396  1,584  1,158     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.51   $1.29   $2.27   $2.91  $2.45  $2.19  $1.69  $1.26  $1.26  $1.18
Accumulation unit value at end of period       $1.80   $1.51   $1.29   $2.27  $2.91  $2.45  $2.19  $1.69  $1.26  $1.26
Number of accumulation units outstanding at
end of period (000 omitted)                      188     320     437     618    601    752    890    771    926    232
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.55   $1.16   $1.67   $1.64  $1.40  $1.40  $1.25  $0.96  $0.98  $0.99
Accumulation unit value at end of period       $1.72   $1.55   $1.16   $1.67  $1.64  $1.40  $1.40  $1.25  $0.96  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                    2,124   2,648   3,114   4,129  4,204  4,019  3,719  2,346  1,370  1,111
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.02   $0.88   $1.23   $1.28  $1.11  $1.09  $1.00     --     --     --
Accumulation unit value at end of period       $1.22   $1.02   $0.88   $1.23  $1.28  $1.11  $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       76      79      95     128     76     63     40     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.39   $1.09   $1.65   $1.72  $1.49  $1.39  $1.14  $0.88  $1.00     --
Accumulation unit value at end of period       $1.75   $1.39   $1.09   $1.65  $1.72  $1.49  $1.39  $1.14  $0.88     --
Number of accumulation units outstanding at
end of period (000 omitted)                      186     257     371     527    594    613    496    190     61     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.51   $0.36   $0.64   $0.58  $0.54  $0.53  $0.48  $0.35  $0.51  $0.61
Accumulation unit value at end of period       $0.64   $0.51   $0.36   $0.64  $0.58  $0.54  $0.53  $0.48  $0.35  $0.51
Number of accumulation units outstanding at
end of period (000 omitted)                      834     873   1,229   1,684  2,300  3,049  3,250  2,995  2,561  2,597
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.39   $1.12   $1.81   $1.77  $1.52  $1.39  $1.26  $1.02  $1.17  $1.11
Accumulation unit value at end of period       $1.52   $1.39   $1.12   $1.81  $1.77  $1.52  $1.39  $1.26  $1.02  $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                    2,741   3,891   5,550   8,671  9,715  9,517  9,666  1,946  1,063    324
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.49   $1.10   $1.88   $1.65  $1.38  $1.27  $1.09  $0.84  $1.00     --
Accumulation unit value at end of period       $1.59   $1.49   $1.10   $1.88  $1.65  $1.38  $1.27  $1.09  $0.84     --
Number of accumulation units outstanding at
end of period (000 omitted)                      259     361     471     644    681    641    671    256     76     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.65   $1.41   $1.35   $1.23  $1.11  $1.16  $1.00     --     --     --
Accumulation unit value at end of period       $1.86   $1.65   $1.41   $1.35  $1.23  $1.11  $1.16     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,457   4,987   4,772   5,826  4,149  2,582  1,266     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.07   $0.83   $1.46   $1.44  $1.20  $1.12  $1.00     --     --     --
Accumulation unit value at end of period       $1.13   $1.07   $0.83   $1.46  $1.44  $1.20  $1.12     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      188     250     244     368    274    253    238     --     --     --
--------------------------------------------------------------------------------------------------------------------------



 88    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $2.42   $1.84   $2.97   $2.92  $2.55  $2.30  $1.85  $1.47  $1.56  $1.41
Accumulation unit value at end of period       $2.98   $2.42   $1.84   $2.97  $2.92  $2.55  $2.30  $1.85  $1.47  $1.56
Number of accumulation units outstanding at
end of period (000 omitted)                    1,103   2,008   2,405   2,604  2,667  2,107  1,519    906    799    626
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND - INSTITUTIONAL SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.74   $0.51   $0.88   $0.81  $0.76  $0.75  $0.70  $0.57  $0.77  $0.91
Accumulation unit value at end of period       $0.81   $0.74   $0.51   $0.88  $0.81  $0.76  $0.75  $0.70  $0.57  $0.77
Number of accumulation units outstanding at
end of period (000 omitted)                       48      87      63      64     60     86    112    106     86     56
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.78   $0.62   $1.16   $1.09  $0.91  $0.81  $0.72  $0.54  $0.67  $0.88
Accumulation unit value at end of period       $0.85   $0.78   $0.62   $1.16  $1.09  $0.91  $0.81  $0.72  $0.54  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                        8      12      22      93     91     60     73     49     50     68
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.74   $0.62   $1.00   $1.03  $0.93  $0.88  $0.78  $0.61  $0.79  $0.92
Accumulation unit value at end of period       $0.82   $0.74   $0.62   $1.00  $1.03  $0.93  $0.88  $0.78  $0.61  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                      756     882   1,011   1,408  1,710  1,799  1,866  1,380  1,247  1,017
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                         $1.08   $0.75   $1.57   $1.58  $1.42  $1.36  $1.25  $0.95  $1.00     --
Accumulation unit value at end of period       $1.14   $1.08   $0.75   $1.57  $1.58  $1.42  $1.36  $1.25  $0.95     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,225   1,348   1,604   1,440  1,555  1,710  1,343     77     40     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.47   $0.40   $0.70   $0.64  $0.61  $0.57  $0.54  $0.42  $0.57  $0.75
Accumulation unit value at end of period       $0.54   $0.47   $0.40   $0.70  $0.64  $0.61  $0.57  $0.54  $0.42  $0.57
Number of accumulation units outstanding at
end of period (000 omitted)                    1,667   1,786   2,087   2,684  2,922  3,828  4,221  4,189  3,934  5,772
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                         $0.87   $0.73   $1.29   $1.18  $1.13  $1.05  $1.00  $0.79  $1.00     --
Accumulation unit value at end of period       $0.99   $0.87   $0.73   $1.29  $1.18  $1.13  $1.05  $1.00  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                       47     738     739     755    334     38     49     28      1     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.02   $0.73   $1.40   $1.28  $1.11  $1.03  $0.91  $0.68  $0.88  $0.97
Accumulation unit value at end of period       $1.20   $1.02   $0.73   $1.40  $1.28  $1.11  $1.03  $0.91  $0.68  $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                       27      36      35      57     57    101    137    185    221    804
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.39   $0.99   $1.91   $1.75  $1.53  $1.42  $1.25  $0.94  $1.00     --
Accumulation unit value at end of period       $1.62   $1.39   $0.99   $1.91  $1.75  $1.53  $1.42  $1.25  $0.94     --
Number of accumulation units outstanding at
end of period (000 omitted)                        4       4      13      21     12     16     18      5     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.00   $0.79   $1.15   $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.08   $1.00   $0.79   $1.15  $1.08     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,417   1,589   1,937   2,548  3,049     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                         $0.99   $0.79   $1.15   $1.08  $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.07   $0.99   $0.79   $1.15  $1.08     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      11     11     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.91   $0.72   $1.03   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period       $0.94   $0.91   $0.72   $1.03     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        6       6      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.81   $0.61   $1.04   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period       $0.90   $0.81   $0.61   $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      130   6,050   2,362   1,232     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.20   $0.94   $1.34   $1.25  $1.14  $1.08  $1.00     --     --     --
Accumulation unit value at end of period       $1.35   $1.20   $0.94   $1.34  $1.25  $1.14  $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      257     284     327     398    453    506    367     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.32   $1.04   $1.65   $1.71  $1.50  $1.46  $1.26  $0.98  $1.00     --
Accumulation unit value at end of period       $1.50   $1.32   $1.04   $1.65  $1.71  $1.50  $1.46  $1.26  $0.98     --
Number of accumulation units outstanding at
end of period (000 omitted)                    5,505   7,578   8,832   8,528  8,457  6,565  3,087     53      9     --
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    89

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.38   $1.13   $1.70   $1.68  $1.47  $1.36  $1.21  $0.96  $1.00     --
Accumulation unit value at end of period       $1.53   $1.38   $1.13   $1.70  $1.68  $1.47  $1.36  $1.21  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                       53      49      64     289    209    211    231     50      2     --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.54   $0.38   $0.69   $0.57  $0.51  $0.46  $0.39  $0.30  $0.42  $0.70
Accumulation unit value at end of period       $0.67   $0.54   $0.38   $0.69  $0.57  $0.51  $0.46  $0.39  $0.30  $0.42
Number of accumulation units outstanding at
end of period (000 omitted)                      142     143     151     187    202    304    370    411    456    951
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.42   $0.27   $0.49   $0.41  $0.38  $0.35  $0.35  $0.24  $0.42  $0.68
Accumulation unit value at end of period       $0.51   $0.42   $0.27   $0.49  $0.41  $0.38  $0.35  $0.35  $0.24  $0.42
Number of accumulation units outstanding at
end of period (000 omitted)                       46      49      57      77     91    125    163    254    254    633
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.58   $0.44   $0.74   $0.65  $0.59  $0.58  $0.56  $0.44  $0.60  $0.82
Accumulation unit value at end of period       $0.66   $0.58   $0.44   $0.74  $0.65  $0.59  $0.58  $0.56  $0.44  $0.60
Number of accumulation units outstanding at
end of period (000 omitted)                      735   9,654   8,263   5,758    822  1,146  1,326  1,650  2,346  3,152
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.34   $0.76   $1.61   $1.28  $0.88  $0.68  $0.58  $0.44  $0.60  $0.80
Accumulation unit value at end of period       $1.65   $1.34   $0.76   $1.61  $1.28  $0.88  $0.68  $0.58  $0.44  $0.60
Number of accumulation units outstanding at
end of period (000 omitted)                      182     193     293     440    388    392    446    799    541  1,195
--------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO - CLASS 1 SHARES (04/24/2009)
Accumulation unit value at beginning of
period                                         $1.32   $1.00      --      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.48   $1.32      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       98     168      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.95   $0.80   $1.28   $1.17  $0.97  $0.89  $0.79  $0.62  $0.71  $0.95
Accumulation unit value at end of period       $1.00   $0.95   $0.80   $1.28  $1.17  $0.97  $0.89  $0.79  $0.62  $0.71
Number of accumulation units outstanding at
end of period (000 omitted)                       30      75      73      72     74     31     34     --     --     --
--------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.93   $0.74   $1.16   $1.19  $1.03  $1.01  $0.92  $0.75  $0.91  $1.00
Accumulation unit value at end of period       $1.03   $0.93   $0.74   $1.16  $1.19  $1.03  $1.01  $0.92  $0.75  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                       52      51      56      55     57     57     55     38     38     23
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.85   $0.60   $1.03   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period       $1.04   $0.85   $0.60   $1.03     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       20      20       2       2     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.36   $1.00   $1.67   $1.64  $1.44  $1.41  $1.14  $0.89  $1.06  $0.95
Accumulation unit value at end of period       $1.70   $1.36   $1.00   $1.67  $1.64  $1.44  $1.41  $1.14  $0.89  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                       35     306     344     389    406    431    497    556     47    100
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.11   $0.81   $1.30   $1.19  $1.13  $1.10  $1.02  $1.00     --     --
Accumulation unit value at end of period       $1.22   $1.11   $0.81   $1.30  $1.19  $1.13  $1.10  $1.02     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       30      32      39      41     46     48     34     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.91   $0.73   $1.11   $1.02  $0.92  $0.87  $0.79  $0.66  $0.84  $1.02
Accumulation unit value at end of period       $1.00   $0.91   $0.73   $1.11  $1.02  $0.92  $0.87  $0.79  $0.66  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                      538     694     821     940  1,195  1,812  1,911  1,935  1,503  1,473
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.09   $0.87   $1.33   $1.22  $1.10  $1.04  $0.95  $0.80  $1.00     --
Accumulation unit value at end of period       $1.19   $1.09   $0.87   $1.33  $1.22  $1.10  $1.04  $0.95  $0.80     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      40      59     59     48     50     39     --     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.93   $0.58   $0.97   $0.96  $0.86  $0.83  $0.79  $0.60  $0.89  $0.95
Accumulation unit value at end of period       $1.25   $0.93   $0.58   $0.97  $0.96  $0.86  $0.83  $0.79  $0.60  $0.89
Number of accumulation units outstanding at
end of period (000 omitted)                       58      71      74      97    125    155    314    440    403  1,229
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.12   $0.70   $1.17   $1.16  $1.04  $1.01  $0.96  $0.73  $1.00     --
Accumulation unit value at end of period       $1.50   $1.12   $0.70   $1.17  $1.16  $1.04  $1.01  $0.96  $0.73     --
Number of accumulation units outstanding at
end of period (000 omitted)                       39      39      27      28     36     37     44     14      9     --
--------------------------------------------------------------------------------------------------------------------------



 90    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.76   $0.59   $0.94   $0.84  $0.77  $0.73  $0.64  $0.52  $0.70  $0.90
Accumulation unit value at end of period       $0.87   $0.76   $0.59   $0.94  $0.84  $0.77  $0.73  $0.64  $0.52  $0.70
Number of accumulation units outstanding at
end of period (000 omitted)                       95      99     105     143    160    253    401    360    915  1,090
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.17   $1.01   $1.32   $1.29  $1.17  $1.16  $1.06  $0.93  $1.00     --
Accumulation unit value at end of period       $1.26   $1.17   $1.01   $1.32  $1.29  $1.17  $1.16  $1.06  $0.93     --
Number of accumulation units outstanding at
end of period (000 omitted)                      735     806   1,106   1,837  1,838  1,817  1,812    261     26     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.25   $0.95   $1.55   $1.23  $0.95  $0.83  $0.64  $0.48  $0.63  $0.85
Accumulation unit value at end of period       $1.40   $1.25   $0.95   $1.55  $1.23  $0.95  $0.83  $0.64  $0.48  $0.63
Number of accumulation units outstanding at
end of period (000 omitted)                      601     896   1,163   1,429  1,801  2,285  2,496  2,767  2,321  2,824
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                         $2.17   $1.66   $2.70   $2.15  $1.67  $1.45  $1.14  $0.85  $1.00     --
Accumulation unit value at end of period       $2.42   $2.17   $1.66   $2.70  $2.15  $1.67  $1.45  $1.14  $0.85     --
Number of accumulation units outstanding at
end of period (000 omitted)                       66      73      65      67     54     78     55     11     10     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.65   $0.46   $0.85   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period       $0.78   $0.65   $0.46   $0.85     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       17   1,256   1,784     683     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.91   $0.59   $1.12   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period       $1.19   $0.91   $0.59   $1.12     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       16      16      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.73   $1.37   $2.24   $2.74  $2.01  $1.75  $1.30  $0.96  $1.00     --
Accumulation unit value at end of period       $2.22   $1.73   $1.37   $2.24  $2.74  $2.01  $1.75  $1.30  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                       49      57      66      43     49     36     32     16     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.35   $1.07   $1.75   $2.15  $1.58  $1.38  $1.00     --     --     --
Accumulation unit value at end of period       $1.72   $1.35   $1.07   $1.75  $2.15  $1.58  $1.38     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      167     239     291     308    212    256    204     --     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.22   $0.86   $1.61   $1.43  $1.35  $1.31  $1.24  $0.97  $1.00     --
Accumulation unit value at end of period       $1.31   $1.22   $0.86   $1.61  $1.43  $1.35  $1.31  $1.24  $0.97     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,783   1,816   2,122   2,102  2,445  2,161  1,178     41      4     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.39   $1.01   $1.73   $1.65  $1.43  $1.27  $1.09  $0.77  $1.00     --
Accumulation unit value at end of period       $1.59   $1.39   $1.01   $1.73  $1.65  $1.43  $1.27  $1.09  $0.77     --
Number of accumulation units outstanding at
end of period (000 omitted)                      599     736     947   1,359  1,356  1,219  1,120    508     78     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.44   $1.23   $1.46   $1.35  $1.28  $1.27  $1.19  $1.03  $1.00     --
Accumulation unit value at end of period       $1.62   $1.44   $1.23   $1.46  $1.35  $1.28  $1.27  $1.19  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,281   7,979   7,051   7,734  5,050  3,662  2,643    514     73     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $0.31   $0.25   $1.17   $1.19  $1.11  $1.10  $1.03  $1.00     --     --
Accumulation unit value at end of period       $0.35   $0.31   $0.25   $1.17  $1.19  $1.11  $1.10  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       16      47      32      30     60     39     69      1     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                         $1.55   $1.15   $1.88   $1.94  $1.72  $1.59  $1.35  $0.95  $1.00     --
Accumulation unit value at end of period       $1.88   $1.55   $1.15   $1.88  $1.94  $1.72  $1.59  $1.35  $0.95     --
Number of accumulation units outstanding at
end of period (000 omitted)                      104     113     127     165    175    207    177     47      5     --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.02   $0.86   $1.03   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period       $1.14   $1.02   $0.86   $1.03     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      191   3,480   4,862   3,846     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.15   $0.93   $1.14   $1.16  $1.15  $1.03  $0.98  $0.84  $1.00     --
Accumulation unit value at end of period       $1.17   $1.15   $0.93   $1.14  $1.16  $1.15  $1.03  $0.98  $0.84     --
Number of accumulation units outstanding at
end of period (000 omitted)                      167     186     236     215    257    241    279    147     12     --
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    91

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                         $0.95   $0.74   $1.23   $1.32  $1.16  $1.12  $1.02  $0.81  $1.00     --
Accumulation unit value at end of period       $1.07   $0.95   $0.74   $1.23  $1.32  $1.16  $1.12  $1.02  $0.81     --
Number of accumulation units outstanding at
end of period (000 omitted)                       53      58      71      95     91     83     76     26     22     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.29   $0.90   $1.19   $1.15  $1.12  $1.11  $1.08  $1.05  $1.00     --
Accumulation unit value at end of period       $1.40   $1.29   $0.90   $1.19  $1.15  $1.12  $1.11  $1.08  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                       16      15      27      26     25     24     19     12     12     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.69   $0.57   $1.02   $0.96  $0.76  $0.69  $0.60  $0.48  $0.59  $0.75
Accumulation unit value at end of period       $0.75   $0.69   $0.57   $1.02  $0.96  $0.76  $0.69  $0.60  $0.48  $0.59
Number of accumulation units outstanding at
end of period (000 omitted)                      966   1,115   1,501   2,217  2,623  3,009  3,491  3,064  3,437  4,040
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.13      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      622      --      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.00   $0.76   $1.25   $1.27  $1.15  $1.12  $1.05  $1.00     --     --
Accumulation unit value at end of period       $1.14   $1.00   $0.76   $1.25  $1.27  $1.15  $1.12  $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        6       6       6       6      6     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $0.96   $0.74   $1.24   $1.44  $1.25  $1.18  $1.00     --     --     --
Accumulation unit value at end of period       $1.19   $0.96   $0.74   $1.24  $1.44  $1.25  $1.18     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       56      60      64      74    579     56     56     --     --     --
--------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $2.39   $1.53   $2.74   $2.68  $2.24  $2.04  $1.82  $1.24  $1.44  $1.13
Accumulation unit value at end of period       $3.05   $2.39   $1.53   $2.74  $2.68  $2.24  $2.04  $1.82  $1.24  $1.44
Number of accumulation units outstanding at
end of period (000 omitted)                       90     167     283     290    295    390    429    432    599    467
--------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                         $2.24   $1.68   $2.35   $2.43  $2.14  $2.00  $1.62  $1.17  $1.38  $1.15
Accumulation unit value at end of period       $2.66   $2.24   $1.68   $2.35  $2.43  $2.14  $2.00  $1.62  $1.17  $1.38
Number of accumulation units outstanding at
end of period (000 omitted)                       99     130     120     134    150    217    233    228    227    115
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.89   $0.72   $1.05   $1.05  $0.93  $0.91  $0.84  $0.71  $0.83  $0.94
Accumulation unit value at end of period       $0.98   $0.89   $0.72   $1.05  $1.05  $0.93  $0.91  $0.84  $0.71  $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                       83     635     709     764    787  1,045  1,151    439    426    178
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.10   $1.11   $1.10   $1.07  $1.04  $1.03  $1.03  $1.04  $1.05  $1.03
Accumulation unit value at end of period       $1.08   $1.10   $1.11   $1.10  $1.07  $1.04  $1.03  $1.03  $1.04  $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                    2,902   4,792   4,620   2,288  1,592  2,283  1,884  2,410  4,222  3,979
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.34   $1.19   $1.29   $1.25  $1.21  $1.21  $1.17  $1.14  $1.09  $1.03
Accumulation unit value at end of period       $1.43   $1.34   $1.19   $1.29  $1.25  $1.21  $1.21  $1.17  $1.14  $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                    2,260  11,383  11,223  11,858  7,847  4,589  4,594    337    264    317
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.45   $1.15   $1.97   $1.85  $1.57  $1.40  $1.20  $0.87  $1.09  $1.08
Accumulation unit value at end of period       $1.67   $1.45   $1.15   $1.97  $1.85  $1.57  $1.40  $1.20  $0.87  $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                    2,635   8,261   7,758   5,845  5,092  2,962  1,191    666    368    223
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.57   $0.47   $0.82   $0.81  $0.71  $0.68  $0.65  $0.51  $0.67  $0.83
Accumulation unit value at end of period       $0.66   $0.57   $0.47   $0.82  $0.81  $0.71  $0.68  $0.65  $0.51  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                    6,904   7,534   8,098   8,999  9,362  9,338  7,431    384    138    565
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.13   $1.08   $1.09   $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.16   $1.13   $1.08   $1.09  $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      395   8,017   4,634   4,805  3,021     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.40   $0.93   $1.26   $1.25  $1.15  $1.12  $1.02  $0.83  $0.90  $0.87
Accumulation unit value at end of period       $1.58   $1.40   $0.93   $1.26  $1.25  $1.15  $1.12  $1.02  $0.83  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                      558   1,023   1,243   1,496  1,611  1,087    834    579    835    633
--------------------------------------------------------------------------------------------------------------------------



 92    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of
period                                         $1.35   $0.96   $1.20   $1.19  $1.12  $1.10  $1.00     --     --     --
Accumulation unit value at end of period       $1.50   $1.35   $0.96   $1.20  $1.19  $1.12  $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      150   4,434   2,833   2,352    987     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.38   $0.86   $1.58   $1.41  $1.43  $1.32  $1.23  $1.02  $1.00     --
Accumulation unit value at end of period       $1.72   $1.38   $0.86   $1.58  $1.41  $1.43  $1.32  $1.23  $1.02     --
Number of accumulation units outstanding at
end of period (000 omitted)                      149     180     240     239    280    321    231     14     11     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.75   $0.54   $1.00   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period       $0.90   $0.75   $0.54   $1.00     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        3       3      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of
period                                         $1.07   $0.86   $1.39   $1.34  $1.18  $1.15  $1.06  $1.00     --     --
Accumulation unit value at end of period       $1.21   $1.07   $0.86   $1.39  $1.34  $1.18  $1.15  $1.06     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      596     634     114      63     12     10     10     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.21   $1.16   $1.21   $1.17  $1.14  $1.14  $1.15  $1.15  $1.10  $1.05
Accumulation unit value at end of period       $1.22   $1.21   $1.16   $1.21  $1.17  $1.14  $1.14  $1.15  $1.15  $1.10
Number of accumulation units outstanding at
end of period (000 omitted)                    1,343   3,154   2,604   3,169  3,280  3,298  3,266  2,667  2,375  1,609
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning of
period                                         $0.41   $0.30   $0.55   $0.55  $0.50  $0.47  $0.44  $0.36  $0.50  $0.74
Accumulation unit value at end of period       $0.47   $0.41   $0.30   $0.55  $0.55  $0.50  $0.47  $0.44  $0.36  $0.50
Number of accumulation units outstanding at
end of period (000 omitted)                      186     825   2,901   2,181     97    109     80    141     35     83
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $0.97   $0.78   $1.30   $1.33  $1.13  $1.10  $1.00     --     --     --
Accumulation unit value at end of period       $1.15   $0.97   $0.78   $1.30  $1.33  $1.13  $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        7      14      18      15     18     18     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.02   $0.74   $1.23   $1.30  $1.18  $1.15  $0.98  $0.67  $0.83  $0.90
Accumulation unit value at end of period       $1.28   $1.02   $0.74   $1.23  $1.30  $1.18  $1.15  $0.98  $0.67  $0.83
Number of accumulation units outstanding at
end of period (000 omitted)                      147     368     451     601    679    723    878    759    350    367
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $2.16   $1.26   $2.77   $2.03  $1.54  $1.17  $1.00     --     --     --
Accumulation unit value at end of period       $2.55   $2.16   $1.26   $2.77  $2.03  $1.54  $1.17     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,117   2,136   2,595   1,758  1,815  1,627    822     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.28   $1.02   $1.74   $1.57  $1.28  $1.14  $1.00     --     --     --
Accumulation unit value at end of period       $1.44   $1.28   $1.02   $1.74  $1.57  $1.28  $1.14     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --     --     --    246     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.12      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      633      --      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.12      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    5,346      --      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.04      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      727      --      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.04      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   10,042      --      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.77   $0.60   $0.99   $1.00     --     --     --     --     --     --
Accumulation unit value at end of period       $0.85   $0.77   $0.60   $0.99     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      128   7,705   4,217   2,528     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    93

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.09   $0.81   $1.30   $1.24  $1.09  $1.10  $1.00     --     --     --
Accumulation unit value at end of period       $1.31   $1.09   $0.81   $1.30  $1.24  $1.09  $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.09      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,491      --      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.09      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   60,332      --      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.11      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      588      --      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.11      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   22,516      --      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.07      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      450      --      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.07      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   14,826      --      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.33   $0.99   $1.47   $1.56  $1.32  $1.27  $1.07  $0.79  $1.00     --
Accumulation unit value at end of period       $1.63   $1.33   $0.99   $1.47  $1.56  $1.32  $1.27  $1.07  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,583   2,337   2,730   2,965  2,526  2,431  1,175     48     22     --
--------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
period                                         $2.02   $1.41   $2.54   $2.71  $2.37  $2.10  $1.78  $1.27  $1.44  $1.29
Accumulation unit value at end of period       $2.27   $2.02   $1.41   $2.54  $2.71  $2.37  $2.10  $1.78  $1.27  $1.44
Number of accumulation units outstanding at
end of period (000 omitted)                       58     114     127     187    205    377    425    433    865    548
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.29   $0.87   $1.63   $1.42  $1.05  $0.88  $0.68  $0.47  $0.55  $0.71
Accumulation unit value at end of period       $1.58   $1.29   $0.87   $1.63  $1.42  $1.05  $0.88  $0.68  $0.47  $0.55
Number of accumulation units outstanding at
end of period (000 omitted)                    1,138   2,663   3,854   2,616  2,570  2,094  1,370    371    397    402
--------------------------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2000)
Accumulation unit value at beginning of
period                                         $1.55   $1.10   $1.86   $1.79  $1.68  $1.54  $1.32  $0.93  $1.14  $1.04
Accumulation unit value at end of period       $1.88   $1.55   $1.10   $1.86  $1.79  $1.68  $1.54  $1.32  $0.93  $1.14
Number of accumulation units outstanding at
end of period (000 omitted)                      924   2,016   2,159   1,972  1,471  1,241    640    107     67     77
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.46   $1.09   $1.66   $1.56  $1.41  $1.31  $1.22  $0.96  $1.00     --
Accumulation unit value at end of period       $1.67   $1.46   $1.09   $1.66  $1.56  $1.41  $1.31  $1.22  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                      425     450     438     532    666    436    341     98     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.97   $0.85   $1.22   $1.15  $1.04  $1.00  $0.93  $0.77  $0.90  $0.98
Accumulation unit value at end of period       $1.08   $0.97   $0.85   $1.22  $1.15  $1.04  $1.00  $0.93  $0.77  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                    1,829   2,302   3,123   4,566  5,992  7,230  7,602  8,104  7,521  7,089
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                         $1.43   $1.26   $2.19   $1.94  $1.60  $1.41  $1.20  $0.93  $1.00     --
Accumulation unit value at end of period       $1.65   $1.43   $1.26   $2.19  $1.94  $1.60  $1.41  $1.20  $0.93     --
Number of accumulation units outstanding at
end of period (000 omitted)                      690     848     816     948  1,014    756    341    115     14     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.00   $0.87   $1.39   $1.38  $1.18  $1.14  $1.04  $0.83  $1.05  $1.13
Accumulation unit value at end of period       $1.13   $1.00   $0.87   $1.39  $1.38  $1.18  $1.14  $1.04  $0.83  $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                    1,097   1,512   1,227   1,702  2,527  3,235  3,406  3,317  3,205  1,972
--------------------------------------------------------------------------------------------------------------------------



 94    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006   2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                         $1.65   $1.17   $1.63   $1.48  $1.42  $1.39  $1.32  $0.96  $1.00     --
Accumulation unit value at end of period       $1.94   $1.65   $1.17   $1.63  $1.48  $1.42  $1.39  $1.32  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,038   1,106   1,350   1,765  1,849  1,491    742     91     44     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.49   $0.32   $0.56   $0.50  $0.41  $0.40  $0.35  $0.25  $0.41  $0.56
Accumulation unit value at end of period       $0.61   $0.49   $0.32   $0.56  $0.50  $0.41  $0.40  $0.35  $0.25  $0.41
Number of accumulation units outstanding at
end of period (000 omitted)                    2,262   1,494   1,742   2,318  2,796  2,884  3,349  3,200  3,011  3,655
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.22      --      --      --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      309      --      --      --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.56   $1.41   $1.40   $1.34  $1.31  $1.30  $1.27  $1.19  $1.12  $1.06
Accumulation unit value at end of period       $1.64   $1.56   $1.41   $1.40  $1.34  $1.31  $1.30  $1.27  $1.19  $1.12
Number of accumulation units outstanding at
end of period (000 omitted)                    1,866   2,049   2,230   3,379  2,039  1,586  1,514  1,482  1,583  1,373
--------------------------------------------------------------------------------------------------------------------------






                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    95

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                     2010    2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period          $1.01  $0.82  $1.00     --     --     --     --     --
Accumulation unit value at end of period                $1.09  $1.01  $0.82     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       31     53     87     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period          $1.46  $0.97  $1.87  $1.59  $1.49  $1.46  $1.41  $1.00
Accumulation unit value at end of period                $1.71  $1.46  $0.97  $1.87  $1.59  $1.49  $1.46  $1.41
Number of accumulation units outstanding at end of
period (000 omitted)                                      177    185    212    213    220    211    189    131
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period          $1.23  $1.04  $1.78  $1.72  $1.49  $1.45  $1.32  $1.00
Accumulation unit value at end of period                $1.36  $1.23  $1.04  $1.78  $1.72  $1.49  $1.45  $1.32
Number of accumulation units outstanding at end of
period (000 omitted)                                      197    234    396    528    534    573    531    265
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period          $1.16  $0.87  $1.90  $1.83  $1.37  $1.20  $1.00     --
Accumulation unit value at end of period                $1.19  $1.16  $0.87  $1.90  $1.83  $1.37  $1.20     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,098  2,362  3,024  1,964  1,349  1,084    567     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period          $1.31  $0.97  $1.64  $1.47  $1.50  $1.33  $1.24  $1.00
Accumulation unit value at end of period                $1.42  $1.31  $0.97  $1.64  $1.47  $1.50  $1.33  $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                       99    254    246    260    271    254    231    185
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.19  $1.10  $1.14  $1.05  $1.05  $1.05  $1.00     --
Accumulation unit value at end of period                $1.24  $1.19  $1.10  $1.14  $1.05  $1.05  $1.05     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,802  1,933  1,844  2,910  3,238  2,800  1,194     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.27  $0.96  $1.78  $1.53  $1.25  $1.12  $1.00     --
Accumulation unit value at end of period                $1.41  $1.27  $0.96  $1.78  $1.53  $1.25  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period          $0.85  $0.67  $0.90  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.00  $0.85  $0.67  $0.90     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $0.92  $0.69  $1.21  $1.02  $1.07  $1.06  $1.00     --
Accumulation unit value at end of period                $1.05  $0.92  $0.69  $1.21  $1.02  $1.07  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      578    651    646    658  1,499    644    268     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.04  $0.88  $1.22  $1.31  $1.13  $1.09  $1.00     --
Accumulation unit value at end of period                $1.16  $1.04  $0.88  $1.22  $1.31  $1.13  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       18     19     --     --     --     --     14     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period          $1.12  $0.79  $1.07  $1.07  $1.00     --     --     --
Accumulation unit value at end of period                $1.24  $1.12  $0.79  $1.07  $1.07     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      336    378    448    549    883     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period          $0.83  $0.67  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.00  $0.83  $0.67  $1.12     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      102  4,718  3,133  1,907     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period          $0.78  $0.58  $1.14  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.88  $0.78  $0.58  $1.14     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.19  $0.97  $1.37  $1.43  $1.21  $1.17  $1.00     --
Accumulation unit value at end of period                $1.48  $1.19  $0.97  $1.37  $1.43  $1.21  $1.17     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       64  2,489  1,523  1,104     --     --     --     --
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period          $0.84  $0.72  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.97  $0.84  $0.72  $1.10     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       10     10     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.00  $0.75  $1.28  $1.29  $1.21  $1.13  $1.00     --
Accumulation unit value at end of period                $1.25  $1.00  $0.75  $1.28  $1.29  $1.21  $1.13     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------



 96    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2010    2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.08  $0.70  $1.21  $1.08  $1.05  $1.03  $1.00     --
Accumulation unit value at end of period                $1.38  $1.08  $0.70  $1.21  $1.08  $1.05  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      222    291    352    359    641    373    177     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.06  $0.88  $1.27  $1.21  $1.05  $1.03  $1.00     --
Accumulation unit value at end of period                $1.20  $1.06  $0.88  $1.27  $1.21  $1.05  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.76  $0.62  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.82  $0.76  $0.62  $1.09     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.23  $0.95  $1.55  $1.51  $1.26  $1.14  $1.00     --
Accumulation unit value at end of period                $1.26  $1.23  $0.95  $1.55  $1.51  $1.26  $1.14     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period          $1.00  $0.71  $0.98  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.08  $1.00  $0.71  $0.98     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       77  1,968  1,437  1,011     --     --     --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.61  $1.21  $2.15  $1.86  $1.69  $1.47  $1.30  $1.00
Accumulation unit value at end of period                $1.86  $1.61  $1.21  $2.15  $1.86  $1.69  $1.47  $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                    2,269  3,503  4,942  5,485  5,340  3,492  2,521    949
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.21  $0.96  $1.85  $1.48  $1.41  $1.36  $1.34  $1.00
Accumulation unit value at end of period                $1.48  $1.21  $0.96  $1.85  $1.48  $1.41  $1.36  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                       80     80    149    216    204    212    256     63
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.18  $1.04  $1.09  $1.06  $1.04  $1.03  $1.00     --
Accumulation unit value at end of period                $1.25  $1.18  $1.04  $1.09  $1.06  $1.04  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      813  3,324  2,970  3,093  1,151    850    387     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $2.04  $1.48  $2.49  $2.19  $1.98  $1.71  $1.39  $1.00
Accumulation unit value at end of period                $2.58  $2.04  $1.48  $2.49  $2.19  $1.98  $1.71  $1.39
Number of accumulation units outstanding at end of
period (000 omitted)                                      667  1,469  1,963  1,807  1,634  1,386  1,244    537
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.75  $1.41  $2.55  $2.21  $1.91  $1.63  $1.46  $1.00
Accumulation unit value at end of period                $1.94  $1.75  $1.41  $2.55  $2.21  $1.91  $1.63  $1.46
Number of accumulation units outstanding at end of
period (000 omitted)                                      396    621    706    741    657    602    449     31
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.25  $1.06  $1.87  $2.40  $2.02  $1.81  $1.40  $1.00
Accumulation unit value at end of period                $1.48  $1.25  $1.06  $1.87  $2.40  $2.02  $1.81  $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                       20     69    136    185     47     61     33      9
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.24  $0.93  $1.34  $1.31  $1.12  $1.12  $1.00     --
Accumulation unit value at end of period                $1.37  $1.24  $0.93  $1.34  $1.31  $1.12  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      130    118     81    183    177    140    122     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.02  $0.88  $1.23  $1.28  $1.11  $1.09  $1.00     --
Accumulation unit value at end of period                $1.21  $1.02  $0.88  $1.23  $1.28  $1.11  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --      1      2     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.66  $1.31  $1.98  $2.06  $1.79  $1.67  $1.37  $1.00
Accumulation unit value at end of period                $2.10  $1.66  $1.31  $1.98  $2.06  $1.79  $1.67  $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                      259    298    327    388    415    407    377    249
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.46  $1.03  $1.83  $1.67  $1.56  $1.51  $1.38  $1.00
Accumulation unit value at end of period                $1.84  $1.46  $1.03  $1.83  $1.67  $1.56  $1.51  $1.38
Number of accumulation units outstanding at end of
period (000 omitted)                                      119    108    170    289    304    258    237    132
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.38  $1.11  $1.80  $1.77  $1.52  $1.39  $1.26  $1.00
Accumulation unit value at end of period                $1.51  $1.38  $1.11  $1.80  $1.77  $1.52  $1.39  $1.26
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,540  2,039  2,708  4,249  4,678  4,175  4,271  2,556
------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    97

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2010    2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.83  $1.35  $2.30  $2.03  $1.70  $1.56  $1.34  $1.00
Accumulation unit value at end of period                $1.95  $1.83  $1.35  $2.30  $2.03  $1.70  $1.56  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                      330    321    465    554    551    582    494    287
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.64  $1.41  $1.34  $1.23  $1.11  $1.16  $1.00     --
Accumulation unit value at end of period                $1.85  $1.64  $1.41  $1.34  $1.23  $1.11  $1.16     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      772  2,669  2,507  3,063  1,940  1,079    474     --
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.07  $0.83  $1.45  $1.44  $1.20  $1.12  $1.00     --
Accumulation unit value at end of period                $1.13  $1.07  $0.83  $1.45  $1.44  $1.20  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       27     27     27     26     24     16     16     --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.26  $0.96  $1.55  $1.52  $1.33  $1.20  $1.00     --
Accumulation unit value at end of period                $1.55  $1.26  $0.96  $1.55  $1.52  $1.33  $1.20     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      617  1,575  1,810  1,826  1,418    863    435     --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.69  $0.58  $0.94  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.77  $0.69  $0.58  $0.94     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.17  $0.80  $1.70  $1.70  $1.53  $1.47  $1.35  $1.00
Accumulation unit value at end of period                $1.23  $1.17  $0.80  $1.70  $1.70  $1.53  $1.47  $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                      766    843  1,011  1,055  1,134  1,187    889    380
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.12  $0.95  $1.67  $1.52  $1.46  $1.36  $1.30  $1.00
Accumulation unit value at end of period                $1.27  $1.12  $0.95  $1.67  $1.52  $1.46  $1.36  $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                       25    415    453    492    190     32     34     27
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.50  $1.08  $2.07  $1.90  $1.66  $1.54  $1.36  $1.00
Accumulation unit value at end of period                $1.75  $1.50  $1.08  $2.07  $1.90  $1.66  $1.54  $1.36
Number of accumulation units outstanding at end of
period (000 omitted)                                       11     19     72    104     87     83     75     14
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period          $0.99  $0.79  $1.15  $1.08  $1.00     --     --     --
Accumulation unit value at end of period                $1.07  $0.99  $0.79  $1.15  $1.08     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       15     --      3     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.91  $0.72  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.94  $0.91  $0.72  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.81  $0.61  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.90  $0.81  $0.61  $1.04     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       75  3,814  1,390    784     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.20  $0.94  $1.34  $1.24  $1.14  $1.08  $1.00     --
Accumulation unit value at end of period                $1.35  $1.20  $0.94  $1.34  $1.24  $1.14  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       88     99    106    129    169    183    111     --
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.36  $1.08  $1.70  $1.77  $1.55  $1.51  $1.31  $1.00
Accumulation unit value at end of period                $1.55  $1.36  $1.08  $1.70  $1.77  $1.55  $1.51  $1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                    2,199  3,548  4,208  3,992  3,854  2,940  1,561    157
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.47  $1.20  $1.80  $1.79  $1.57  $1.45  $1.29  $1.00
Accumulation unit value at end of period                $1.63  $1.47  $1.20  $1.80  $1.79  $1.57  $1.45  $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                      107    117    158    245    226    197    192    117
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.84  $0.62  $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.94  $0.84  $0.62  $1.05     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       94  4,026  3,261  2,250     --     --     --     --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period          $0.85  $0.60  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.04  $0.85  $0.60  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------



 98    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2010    2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period          $1.33  $0.97  $1.56  $1.43  $1.35  $1.32  $1.23  $1.00
Accumulation unit value at end of period                $1.47  $1.33  $0.97  $1.56  $1.43  $1.35  $1.32  $1.23
Number of accumulation units outstanding at end of
period (000 omitted)                                       79     71    171    189    216    205    197     87
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period          $1.55  $0.96  $1.62  $1.61  $1.45  $1.40  $1.34  $1.00
Accumulation unit value at end of period                $2.07  $1.55  $0.96  $1.62  $1.61  $1.45  $1.40  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                       72     72     58     78     78     79    116     49
------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period          $1.29  $1.11  $1.45  $1.42  $1.29  $1.28  $1.17  $1.00
Accumulation unit value at end of period                $1.39  $1.29  $1.11  $1.45  $1.42  $1.29  $1.28  $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,298  1,781  2,179  3,481  3,622  3,293  3,031  1,127
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period          $2.54  $1.94  $3.17  $2.53  $1.96  $1.71  $1.34  $1.00
Accumulation unit value at end of period                $2.84  $2.54  $1.94  $3.17  $2.53  $1.96  $1.71  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                       51     67    104    166     99    190    174     48
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.65  $0.46  $0.85  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.78  $0.65  $0.46  $0.85     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       22    856  1,093    450     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.91  $0.59  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.19  $0.91  $0.59  $1.12     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.89  $1.49  $2.44  $2.99  $2.20  $1.91  $1.42  $1.00
Accumulation unit value at end of period                $2.41  $1.89  $1.49  $2.44  $2.99  $2.20  $1.91  $1.42
Number of accumulation units outstanding at end of
period (000 omitted)                                       16     27     33     48     45     47     49     29
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.35  $1.07  $1.75  $2.14  $1.58  $1.38  $1.00     --
Accumulation unit value at end of period                $1.72  $1.35  $1.07  $1.75  $2.14  $1.58  $1.38     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       74    110    127    129     89    102     44     --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.28  $0.90  $1.69  $1.50  $1.42  $1.37  $1.31  $1.00
Accumulation unit value at end of period                $1.38  $1.28  $0.90  $1.69  $1.50  $1.42  $1.37  $1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,144  1,106  1,311  1,307  1,484  1,669  1,265    187
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.87  $1.36  $2.32  $2.22  $1.92  $1.71  $1.46  $1.00
Accumulation unit value at end of period                $2.13  $1.87  $1.36  $2.32  $2.22  $1.92  $1.71  $1.46
Number of accumulation units outstanding at end of
period (000 omitted)                                      125    159    260    302    307    237    201     56
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.38  $1.18  $1.40  $1.30  $1.23  $1.22  $1.14  $1.00
Accumulation unit value at end of period                $1.56  $1.38  $1.18  $1.40  $1.30  $1.23  $1.22  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                    2,225  6,038  5,900  7,130  5,107  3,886  3,250  1,732
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $0.36  $0.29  $1.37  $1.39  $1.30  $1.29  $1.20  $1.00
Accumulation unit value at end of period                $0.40  $0.36  $0.29  $1.37  $1.39  $1.30  $1.29  $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                      404    317    271    327    315    404    484    274
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.65  $1.22  $2.00  $2.06  $1.83  $1.69  $1.44  $1.00
Accumulation unit value at end of period                $2.00  $1.65  $1.22  $2.00  $2.06  $1.83  $1.69  $1.44
Number of accumulation units outstanding at end of
period (000 omitted)                                      136    197    263    300    301    404    435    155
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period          $1.02  $0.86  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.14  $1.02  $0.86  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       98  2,141  2,849  2,327     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.40  $1.13  $1.38  $1.41  $1.40  $1.25  $1.19  $1.00
Accumulation unit value at end of period                $1.41  $1.40  $1.13  $1.38  $1.41  $1.40  $1.25  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                       27     37    114    141    132    125     93     30
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.19  $0.93  $1.54  $1.67  $1.46  $1.41  $1.29  $1.00
Accumulation unit value at end of period                $1.34  $1.19  $0.93  $1.54  $1.67  $1.46  $1.41  $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                       82     84     85     85    100    106    102     86
------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    99

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2010    2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.55  $1.26  $2.28  $2.14  $1.70  $1.54  $1.35  $1.00
Accumulation unit value at end of period                $1.68  $1.55  $1.26  $2.28  $2.14  $1.70  $1.54  $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                      252    352    387    409    434    492    469    199
------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.13     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        1     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.20  $0.91  $1.51  $1.52  $1.39  $1.34  $1.27  $1.00
Accumulation unit value at end of period                $1.37  $1.20  $0.91  $1.51  $1.52  $1.39  $1.34  $1.27
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      2      8      8      7      7      7      7
------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $0.96  $0.74  $1.24  $1.44  $1.25  $1.18  $1.00     --
Accumulation unit value at end of period                $1.19  $0.96  $0.74  $1.24  $1.44  $1.25  $1.18     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       13     16     17     17    252     14     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.05  $1.06  $1.05  $1.02  $0.99  $0.98  $0.99  $1.00
Accumulation unit value at end of period                $1.03  $1.05  $1.06  $1.05  $1.02  $0.99  $0.98  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                    4,248  4,950  4,388  4,213  3,193    568    568  1,098
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.18  $1.04  $1.13  $1.09  $1.06  $1.06  $1.03  $1.00
Accumulation unit value at end of period                $1.25  $1.18  $1.04  $1.13  $1.09  $1.06  $1.06  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      906  6,388  6,055  5,832  3,371  1,113  1,080    392
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.74  $1.39  $2.36  $2.22  $1.88  $1.69  $1.45  $1.00
Accumulation unit value at end of period                $2.00  $1.74  $1.39  $2.36  $2.22  $1.88  $1.69  $1.45
Number of accumulation units outstanding at end of
period (000 omitted)                                      944  3,871  3,515  2,516  1,840    959    443    208
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $0.88  $0.72  $1.27  $1.25  $1.10  $1.05  $1.00     --
Accumulation unit value at end of period                $1.02  $0.88  $0.72  $1.27  $1.25  $1.10  $1.05     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,843  2,052  2,152  2,207  2,461  2,259  1,547     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period          $1.13  $1.07  $1.09  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                $1.16  $1.13  $1.07  $1.09  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      197  4,718  2,607  2,852  1,533     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.36  $0.89  $1.21  $1.21  $1.11  $1.08  $1.00     --
Accumulation unit value at end of period                $1.52  $1.36  $0.89  $1.21  $1.21  $1.11  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      137    416    453    514    456    161     20     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period          $1.34  $0.96  $1.20  $1.19  $1.12  $1.10  $1.00     --
Accumulation unit value at end of period                $1.50  $1.34  $0.96  $1.20  $1.19  $1.12  $1.10     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       82  2,633  1,616  1,408    549     10     10     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.41  $0.88  $1.62  $1.44  $1.47  $1.35  $1.26  $1.00
Accumulation unit value at end of period                $1.76  $1.41  $0.88  $1.62  $1.44  $1.47  $1.35  $1.26
Number of accumulation units outstanding at end of
period (000 omitted)                                      120    140    149    141    159    171    135      3
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.75  $0.54  $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.90  $0.75  $0.54  $1.00     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.30  $1.04  $1.69  $1.63  $1.44  $1.40  $1.29  $1.00
Accumulation unit value at end of period                $1.46  $1.30  $1.04  $1.69  $1.63  $1.44  $1.40  $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                      500    420    387    565    658    702    731    508
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.05  $1.01  $1.05  $1.01  $0.99  $0.99  $1.00  $1.00
Accumulation unit value at end of period                $1.06  $1.05  $1.01  $1.05  $1.01  $0.99  $0.99  $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                      816  1,906  1,317  1,896  1,370  1,541  1,552  1,170
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.14  $0.85  $1.55  $1.52  $1.39  $1.30  $1.22  $1.00
Accumulation unit value at end of period                $1.32  $1.14  $0.85  $1.55  $1.52  $1.39  $1.30  $1.22
Number of accumulation units outstanding at end of
period (000 omitted)                                       32    104    679    556     26     28     22     14
------------------------------------------------------------------------------------------------------------------



 100    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2010    2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $0.96  $0.78  $1.30  $1.33  $1.13  $1.10  $1.00     --
Accumulation unit value at end of period                $1.14  $0.96  $0.78  $1.30  $1.33  $1.13  $1.10     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       14     15     15     15     15     16     16     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $2.16  $1.26  $2.76  $2.03  $1.54  $1.17  $1.00     --
Accumulation unit value at end of period                $2.55  $2.16  $1.26  $2.76  $2.03  $1.54  $1.17     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      312    959  1,340    879    816    668    383     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.28  $1.02  $1.74  $1.56  $1.28  $1.14  $1.00     --
Accumulation unit value at end of period                $1.43  $1.28  $1.02  $1.74  $1.56  $1.28  $1.14     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        1      1     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,266     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    5,833     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    2,428     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    4,049     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.77  $0.60  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.85  $0.77  $0.60  $0.99     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       84  4,994  2,478  1,535     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.09  $0.81  $1.29  $1.24  $1.09  $1.10  $1.00     --
Accumulation unit value at end of period                $1.30  $1.09  $0.81  $1.29  $1.24  $1.09  $1.10     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        6     11     11     15     15      8     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   24,757     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   43,542     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   16,512     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   22,169     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    3,852     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    8,344     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.73  $1.29  $1.91  $2.04  $1.72  $1.65  $1.40  $1.00
Accumulation unit value at end of period                $2.12  $1.73  $1.29  $1.91  $2.04  $1.72  $1.65  $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                      603    946  1,111  1,168    944    947    581     99
------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    101

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2010    2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period          $1.76  $1.19  $2.23  $1.94  $1.44  $1.20  $1.00     --
Accumulation unit value at end of period                $2.16  $1.76  $1.19  $2.23  $1.94  $1.44  $1.20     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      255    972  1,290    726    601    413    214     --
------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period          $1.16  $0.83  $1.39  $1.34  $1.27  $1.15  $1.00     --
Accumulation unit value at end of period                $1.41  $1.16  $0.83  $1.39  $1.34  $1.27  $1.15     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      475  1,369  1,352  1,212    727    609    300     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.56  $1.17  $1.77  $1.67  $1.51  $1.41  $1.31  $1.00
Accumulation unit value at end of period                $1.79  $1.56  $1.17  $1.77  $1.67  $1.51  $1.41  $1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                      407    651    715    766    843    854    479    264
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.04  $0.91  $1.31  $1.23  $1.12  $1.08  $1.00     --
Accumulation unit value at end of period                $1.16  $1.04  $0.91  $1.31  $1.23  $1.12  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.60  $1.41  $2.45  $2.17  $1.79  $1.57  $1.35  $1.00
Accumulation unit value at end of period                $1.84  $1.60  $1.41  $2.45  $2.17  $1.79  $1.57  $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                      347    515    562    707    749    663    508    247
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $0.95  $0.83  $1.32  $1.31  $1.12  $1.08  $1.00     --
Accumulation unit value at end of period                $1.07  $0.95  $0.83  $1.32  $1.31  $1.12  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       37    470     28     28     27     28     17     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.74  $1.23  $1.73  $1.57  $1.51  $1.48  $1.40  $1.00
Accumulation unit value at end of period                $2.05  $1.74  $1.23  $1.73  $1.57  $1.51  $1.48  $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                      747    903  1,054  1,262  1,332  1,249  1,032    482
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.30  $0.87  $1.50  $1.34  $1.11  $1.06  $1.00     --
Accumulation unit value at end of period                $1.63  $1.30  $0.87  $1.50  $1.34  $1.11  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      368      4      4      5      5     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.22     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      281     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.23  $1.12  $1.11  $1.06  $1.04  $1.03  $1.00     --
Accumulation unit value at end of period                $1.30  $1.23  $1.12  $1.11  $1.06  $1.04  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,288  1,604  1,580  2,364    639     80     --     --
------------------------------------------------------------------------------------------------------------------






 102    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                             2010    2009   2008   2007   2006   2005   2004   2003   2002    2001
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                          $1.01  $0.82  $1.00     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.09  $1.01  $0.82     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        12     13     13     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.43  $0.28  $0.55  $0.47  $0.44  $0.43  $0.41  $0.29   $0.51   $0.70
Accumulation unit value at end of period        $0.50  $0.43  $0.28  $0.55  $0.47  $0.44  $0.43  $0.41   $0.29   $0.51
Number of accumulation units outstanding at
end of period (000 omitted)                     1,156  1,328  1,522  1,834  2,665  2,981  3,267  3,866   3,655   6,380
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.15  $0.97  $1.66  $1.61  $1.40  $1.36  $1.24  $0.95   $1.00      --
Accumulation unit value at end of period        $1.27  $1.15  $0.97  $1.66  $1.61  $1.40  $1.36  $1.24   $0.95      --
Number of accumulation units outstanding at
end of period (000 omitted)                       252    229    229    229    227    230     79     20       1      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.43  $1.23  $1.34  $1.30  $1.28  $1.27  $1.25  $1.23   $1.16   $1.09
Accumulation unit value at end of period        $1.54  $1.43  $1.23  $1.34  $1.30  $1.28  $1.27  $1.25   $1.23   $1.16
Number of accumulation units outstanding at
end of period (000 omitted)                       762    992  1,228    846    862    889    920    966   1,192   1,123
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.15  $0.87  $1.90  $1.82  $1.37  $1.20  $1.00     --      --      --
Accumulation unit value at end of period        $1.18  $1.15  $0.87  $1.90  $1.82  $1.37  $1.20     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,759  2,470  3,015  2,174  2,166  1,624    627     --      --      --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.61  $0.45  $0.76  $0.68  $0.70  $0.62  $0.58  $0.48   $0.70   $0.86
Accumulation unit value at end of period        $0.66  $0.61  $0.45  $0.76  $0.68  $0.70  $0.62  $0.58   $0.48   $0.70
Number of accumulation units outstanding at
end of period (000 omitted)                     1,121  1,364  1,741  2,262  3,220  3,655  3,938  4,901   4,631   7,466
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.19  $1.10  $1.13  $1.05  $1.05  $1.05  $1.00     --      --      --
Accumulation unit value at end of period        $1.23  $1.19  $1.10  $1.13  $1.05  $1.05  $1.05     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,955  1,983  1,853  2,871  2,934  2,335    799     --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.89  $0.68  $1.25  $1.08  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $0.99  $0.89  $0.68  $1.25  $1.08     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.85  $0.67  $0.90  $1.00     --     --     --     --      --      --
Accumulation unit value at end of period        $1.00  $0.85  $0.67  $0.90     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        27     30     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.87  $0.66  $1.14  $0.96  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $0.99  $0.87  $0.66  $1.14  $0.96     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        54     54     11     11    178     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.04  $0.88  $1.22  $1.31  $1.13  $1.09  $1.00     --      --      --
Accumulation unit value at end of period        $1.15  $1.04  $0.88  $1.22  $1.31  $1.13  $1.09     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        61     60     66     90     87     91     41     --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.12  $0.79  $1.07  $1.07  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $1.23  $1.12  $0.79  $1.07  $1.07     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       115    123      5     --     40     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.83  $0.67  $1.12  $1.00     --     --     --     --      --      --
Accumulation unit value at end of period        $1.00  $0.83  $0.67  $1.12     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       149  3,008  2,267  1,665     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.78  $0.58  $1.14  $1.00     --     --     --     --      --      --
Accumulation unit value at end of period        $0.87  $0.78  $0.58  $1.14     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.86  $0.70  $0.99  $1.03  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $1.07  $0.86  $0.70  $0.99  $1.03     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        90  2,111  1,614  1,509     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    103

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009   2008   2007   2006   2005   2004   2003   2002    2001
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.84  $0.72  $1.10  $1.00     --     --     --     --      --      --
Accumulation unit value at end of period        $0.97  $0.84  $0.72  $1.10     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        78     76      9     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX I PORTFOLIO (10/02/2009)
Accumulation unit value at beginning of
period                                          $1.08  $1.00     --     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.22  $1.08     --     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       104    112     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.76  $0.57  $0.98  $0.98  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $0.95  $0.76  $0.57  $0.98  $0.98     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.08  $0.70  $1.21  $1.07  $1.05  $1.03  $1.00     --      --      --
Accumulation unit value at end of period        $1.38  $1.08  $0.70  $1.21  $1.07  $1.05  $1.03     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       353    454    550    562    865    513    206     --      --      --
--------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.33  $1.01  $1.56  $1.47  $1.37  $1.34  $1.29  $1.00      --      --
Accumulation unit value at end of period        $1.50  $1.33  $1.01  $1.56  $1.47  $1.37  $1.34  $1.29      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.05  $0.88  $1.27  $1.20  $1.05  $1.03  $1.00     --      --      --
Accumulation unit value at end of period        $1.19  $1.05  $0.88  $1.27  $1.20  $1.05  $1.03     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       121    121    160    160    157    160     88     --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.76  $0.62  $1.09  $1.00     --     --     --     --      --      --
Accumulation unit value at end of period        $0.82  $0.76  $0.62  $1.09     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        47     44      2     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.86  $0.67  $1.09  $1.06  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $0.88  $0.86  $0.67  $1.09  $1.06     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00  $0.70  $0.98  $1.00     --     --     --     --      --      --
Accumulation unit value at end of period        $1.07  $1.00  $0.70  $0.98     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        91  1,181    987    882     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.17  $0.86  $1.33  $1.24  $1.13  $1.09  $1.05  $0.91   $1.00      --
Accumulation unit value at end of period        $1.36  $1.17  $0.86  $1.33  $1.24  $1.13  $1.09  $1.05   $0.91      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --      9     14     14     15       3      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.51  $1.13  $2.01  $1.74  $1.58  $1.38  $1.22  $0.97   $1.00      --
Accumulation unit value at end of period        $1.74  $1.51  $1.13  $2.01  $1.74  $1.58  $1.38  $1.22   $0.97      --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,604  3,380  4,458  4,603  5,502  3,396  1,696    275      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.37  $1.02  $1.77  $1.69  $1.51  $1.27  $1.27  $1.00      --      --
Accumulation unit value at end of period        $1.59  $1.37  $1.02  $1.77  $1.69  $1.51  $1.27  $1.27      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.88  $0.70  $1.22  $1.11  $1.00  $0.94  $0.91  $0.74   $0.91   $1.01
Accumulation unit value at end of period        $0.99  $0.88  $0.70  $1.22  $1.11  $1.00  $0.94  $0.91   $0.74   $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                     1,500  1,719  2,275  3,050  3,548  3,902  4,085  3,720   3,068   2,950
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $0.98  $0.78  $1.36  $1.24  $1.12  $1.06  $1.02  $0.85   $1.00      --
Accumulation unit value at end of period        $1.10  $0.98  $0.78  $1.36  $1.24  $1.12  $1.06  $1.02   $0.85      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $0.85  $0.68  $1.30  $1.04  $1.00  $0.96  $0.95  $0.73   $1.00      --
Accumulation unit value at end of period        $1.04  $0.85  $0.68  $1.30  $1.04  $1.00  $0.96  $0.95   $0.73      --
Number of accumulation units outstanding at
end of period (000 omitted)                        24     41     44     74     64     46     70     50      --      --
--------------------------------------------------------------------------------------------------------------------------



 104    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009   2008   2007   2006   2005   2004   2003   2002    2001
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.50  $1.06  $1.44  $1.43  $1.31  $1.30  $1.21  $1.00      --      --
Accumulation unit value at end of period        $1.68  $1.50  $1.06  $1.44  $1.43  $1.31  $1.30  $1.21      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.15  $1.01  $1.06  $1.04  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $1.21  $1.15  $1.01  $1.06  $1.04     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       233  1,696  1,797  1,595     20     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.94  $1.41  $2.36  $2.08  $1.88  $1.61  $1.31  $0.96   $1.09   $1.14
Accumulation unit value at end of period        $2.46  $1.94  $1.41  $2.36  $2.08  $1.88  $1.61  $1.31   $0.96   $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                     1,212  1,482  1,817  2,472  3,539  3,997  4,551  5,037   5,481   7,878
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.78  $1.29  $2.17  $1.91  $1.73  $1.49  $1.21  $0.89   $1.00      --
Accumulation unit value at end of period        $2.25  $1.78  $1.29  $2.17  $1.91  $1.73  $1.49  $1.21   $0.89      --
Number of accumulation units outstanding at
end of period (000 omitted)                       501    984  1,263  1,081  1,005    665    299    170      27      --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.82  $0.66  $1.19  $1.04  $0.89  $0.76  $0.68  $0.48   $0.62   $0.80
Accumulation unit value at end of period        $0.91  $0.82  $0.66  $1.19  $1.04  $0.89  $0.76  $0.68   $0.48   $0.62
Number of accumulation units outstanding at
end of period (000 omitted)                       470    544  1,476  1,677  1,079  1,172  1,219  1,060   3,767     933
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.74  $1.40  $2.54  $2.21  $1.90  $1.63  $1.46  $1.00      --      --
Accumulation unit value at end of period        $1.93  $1.74  $1.40  $2.54  $2.21  $1.90  $1.63  $1.46      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       681    782    835    796    972    880    422     --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.67  $1.43  $2.52  $3.23  $2.72  $2.44  $1.88  $1.41   $1.40   $1.32
Accumulation unit value at end of period        $1.99  $1.67  $1.43  $2.52  $3.23  $2.72  $2.44  $1.88   $1.41   $1.40
Number of accumulation units outstanding at
end of period (000 omitted)                       344    398    432    671    910    960    841    925     967     685
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.52  $1.14  $1.65  $1.61  $1.39  $1.39  $1.24  $1.00      --      --
Accumulation unit value at end of period        $1.69  $1.52  $1.14  $1.65  $1.61  $1.39  $1.39  $1.24      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       130    136    117    104     41     41     21     --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.85  $0.74  $1.03  $1.07  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $1.01  $0.85  $0.74  $1.03  $1.07     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.38  $1.08  $1.64  $1.71  $1.49  $1.39  $1.14  $0.88   $1.00      --
Accumulation unit value at end of period        $1.74  $1.38  $1.08  $1.64  $1.71  $1.49  $1.39  $1.14   $0.88      --
Number of accumulation units outstanding at
end of period (000 omitted)                        19     34     39     71     69     65     70     52      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.08  $0.76  $1.35  $1.23  $1.15  $1.12  $1.02  $0.75   $1.00      --
Accumulation unit value at end of period        $1.35  $1.08  $0.76  $1.35  $1.23  $1.15  $1.12  $1.02   $0.75      --
Number of accumulation units outstanding at
end of period (000 omitted)                        37     44     40    109    122    130    142     94      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.47  $1.19  $1.92  $1.88  $1.62  $1.48  $1.34  $1.09   $1.25   $1.19
Accumulation unit value at end of period        $1.61  $1.47  $1.19  $1.92  $1.88  $1.62  $1.48  $1.34   $1.09   $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                     1,205  1,461  1,611  2,023  2,313  2,432  2,461  1,354     690     473
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.48  $1.10  $1.87  $1.64  $1.38  $1.27  $1.09  $0.84   $1.00      --
Accumulation unit value at end of period        $1.58  $1.48  $1.10  $1.87  $1.64  $1.38  $1.27  $1.09   $0.84      --
Number of accumulation units outstanding at
end of period (000 omitted)                       443    472    440    778    909    892    833    387     330      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.64  $1.40  $1.34  $1.23  $1.11  $1.16  $1.00     --      --      --
Accumulation unit value at end of period        $1.85  $1.64  $1.40  $1.34  $1.23  $1.11  $1.16     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       702  1,801  1,726  2,348  1,894    871    313     --      --      --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.81  $0.63  $1.11  $1.10  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $0.86  $0.81  $0.63  $1.11  $1.10     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       134    134     96     56     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    105

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009   2008   2007   2006   2005   2004   2003   2002    2001
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.72  $1.31  $2.12  $2.09  $1.83  $1.65  $1.33  $1.00      --      --
Accumulation unit value at end of period        $2.12  $1.72  $1.31  $2.12  $2.09  $1.83  $1.65  $1.33      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       776  1,228  1,396  1,518  1,436    949    393     --      --      --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND - INSTITUTIONAL SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.76  $0.52  $0.91  $0.84  $0.79  $0.78  $0.72  $0.59   $0.80   $0.95
Accumulation unit value at end of period        $0.83  $0.76  $0.52  $0.91  $0.84  $0.79  $0.78  $0.72   $0.59   $0.80
Number of accumulation units outstanding at
end of period (000 omitted)                       314    485    402    603    790    986  1,121  1,066   1,135   1,090
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.75  $0.59  $1.11  $1.04  $0.87  $0.78  $0.69  $0.52   $0.65   $0.85
Accumulation unit value at end of period        $0.81  $0.75  $0.59  $1.11  $1.04  $0.87  $0.78  $0.69   $0.52   $0.65
Number of accumulation units outstanding at
end of period (000 omitted)                       202    248    287    351    483    630    618    735     634     630
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.75  $0.63  $1.01  $1.05  $0.94  $0.90  $0.79  $0.62   $0.81   $0.94
Accumulation unit value at end of period        $0.83  $0.75  $0.63  $1.01  $1.05  $0.94  $0.90  $0.79   $0.62   $0.81
Number of accumulation units outstanding at
end of period (000 omitted)                       501    530  1,149  1,251    888    880    911    741     666   1,747
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.08  $0.74  $1.56  $1.57  $1.41  $1.36  $1.25  $0.95   $1.00      --
Accumulation unit value at end of period        $1.13  $1.08  $0.74  $1.56  $1.57  $1.41  $1.36  $1.25   $0.95      --
Number of accumulation units outstanding at
end of period (000 omitted)                        45     73     92     99    111    124    123     83      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.52  $0.44  $0.77  $0.70  $0.67  $0.63  $0.60  $0.47   $0.63   $0.83
Accumulation unit value at end of period        $0.59  $0.52  $0.44  $0.77  $0.70  $0.67  $0.63  $0.60   $0.47   $0.63
Number of accumulation units outstanding at
end of period (000 omitted)                     1,143  1,387  1,626  2,002  2,777  3,612  4,617  5,063   5,490  10,247
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                          $0.86  $0.73  $1.29  $1.17  $1.12  $1.05  $1.00  $0.79   $1.00      --
Accumulation unit value at end of period        $0.98  $0.86  $0.73  $1.29  $1.17  $1.12  $1.05  $1.00   $0.79      --
Number of accumulation units outstanding at
end of period (000 omitted)                       175    267    282    282  1,208    192    121     18      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.01  $0.72  $1.39  $1.27  $1.11  $1.03  $0.90  $0.68   $0.88   $0.97
Accumulation unit value at end of period        $1.18  $1.01  $0.72  $1.39  $1.27  $1.11  $1.03  $0.90   $0.68   $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                       292    396    561    787  1,099  1,197  1,399  1,743   1,419   3,126
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.38  $0.99  $1.90  $1.75  $1.53  $1.42  $1.25  $0.94   $1.00      --
Accumulation unit value at end of period        $1.61  $1.38  $0.99  $1.90  $1.75  $1.53  $1.42  $1.25   $0.94      --
Number of accumulation units outstanding at
end of period (000 omitted)                        69     73    101    113    117    119     52     11      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                          $1.00  $0.79  $1.15  $1.08  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $1.08  $1.00  $0.79  $1.15  $1.08     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,217  1,457  1,848  2,491  2,734     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                          $0.99  $0.78  $1.14  $1.08  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $1.06  $0.99  $0.78  $1.14  $1.08     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.90  $0.72  $1.03  $1.00     --     --     --     --      --      --
Accumulation unit value at end of period        $0.93  $0.90  $0.72  $1.03     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.81  $0.61  $1.04  $1.00     --     --     --     --      --      --
Accumulation unit value at end of period        $0.90  $0.81  $0.61  $1.04     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        71  2,362  1,099    766     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.00  $0.78  $1.12  $1.04  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $1.12  $1.00  $0.78  $1.12  $1.04     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.31  $1.04  $1.64  $1.70  $1.49  $1.46  $1.26  $0.98   $1.00      --
Accumulation unit value at end of period        $1.49  $1.31  $1.04  $1.64  $1.70  $1.49  $1.46  $1.26   $0.98      --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,574  3,442  3,872  3,900  4,082  2,752    959    110       3      --
--------------------------------------------------------------------------------------------------------------------------



 106    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009   2008   2007   2006   2005   2004   2003   2002    2001
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.37  $1.12  $1.69  $1.67  $1.46  $1.36  $1.21  $0.96   $1.00      --
Accumulation unit value at end of period        $1.52  $1.37  $1.12  $1.69  $1.67  $1.46  $1.36  $1.21   $0.96      --
Number of accumulation units outstanding at
end of period (000 omitted)                         1      7      7      7     11      3      3      3      --      --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.45  $0.31  $0.57  $0.48  $0.43  $0.39  $0.33  $0.25   $0.35   $0.58
Accumulation unit value at end of period        $0.55  $0.45  $0.31  $0.57  $0.48  $0.43  $0.39  $0.33   $0.25   $0.35
Number of accumulation units outstanding at
end of period (000 omitted)                       919  1,057  1,535  1,715  2,068  2,545  3,020  3,748   3,767   5,754
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                          $0.41  $0.27  $0.49  $0.41  $0.38  $0.35  $0.35  $0.24   $0.42   $0.68
Accumulation unit value at end of period        $0.51  $0.41  $0.27  $0.49  $0.41  $0.38  $0.35  $0.35   $0.24   $0.42
Number of accumulation units outstanding at
end of period (000 omitted)                       236    298    374    436    653    960  1,339  2,256   1,352   2,516
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.57  $0.43  $0.72  $0.64  $0.58  $0.57  $0.56  $0.43   $0.60   $0.81
Accumulation unit value at end of period        $0.64  $0.57  $0.43  $0.72  $0.64  $0.58  $0.57  $0.56   $0.43   $0.60
Number of accumulation units outstanding at
end of period (000 omitted)                     1,621  5,519  5,464  5,544  3,179  3,654  4,012  5,078   5,747   8,149
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.21  $0.69  $1.46  $1.16  $0.80  $0.62  $0.53  $0.40   $0.55   $0.73
Accumulation unit value at end of period        $1.49  $1.21  $0.69  $1.46  $1.16  $0.80  $0.62  $0.53   $0.40   $0.55
Number of accumulation units outstanding at
end of period (000 omitted)                     1,754  2,102  2,694  2,756  2,778  2,877  3,282  4,438   4,904   7,177
--------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO - CLASS 1 SHARES (04/24/2009)
Accumulation unit value at beginning of
period                                          $1.32  $1.00     --     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.48  $1.32     --     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        59     87     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.94  $0.79  $1.27  $1.17  $0.97  $0.89  $0.79  $0.62   $0.71   $0.95
Accumulation unit value at end of period        $0.99  $0.94  $0.79  $1.27  $1.17  $0.97  $0.89  $0.79   $0.62   $0.71
Number of accumulation units outstanding at
end of period (000 omitted)                        43     54    199    310    388    441    430    427     281     201
--------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.99  $0.79  $1.25  $1.28  $1.11  $1.09  $0.99  $0.81   $0.98   $1.08
Accumulation unit value at end of period        $1.10  $0.99  $0.79  $1.25  $1.28  $1.11  $1.09  $0.99   $0.81   $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                       123    126    143    231    222    267    271    193     147      63
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.84  $0.60  $1.03  $1.00     --     --     --     --      --      --
Accumulation unit value at end of period        $1.04  $0.84  $0.60  $1.03     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        18     25     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.36  $1.00  $1.67  $1.64  $1.44  $1.42  $1.15  $0.89   $1.06   $0.96
Accumulation unit value at end of period        $1.69  $1.36  $1.00  $1.67  $1.64  $1.44  $1.42  $1.15   $0.89   $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                       216    256    321    607    820    969  1,061  1,193     624   1,044
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.32  $0.97  $1.56  $1.43  $1.35  $1.32  $1.23  $1.00      --      --
Accumulation unit value at end of period        $1.46  $1.32  $0.97  $1.56  $1.43  $1.35  $1.32  $1.23      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.44  $1.15  $1.75  $1.61  $1.45  $1.37  $1.25  $1.00      --      --
Accumulation unit value at end of period        $1.57  $1.44  $1.15  $1.75  $1.61  $1.45  $1.37  $1.25      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.08  $0.87  $1.32  $1.22  $1.10  $1.04  $0.95  $0.80   $1.00      --
Accumulation unit value at end of period        $1.18  $1.08  $0.87  $1.32  $1.22  $1.10  $1.04  $0.95   $0.80      --
Number of accumulation units outstanding at
end of period (000 omitted)                        10     10     10     10     10      8      8     --      --      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.85  $0.53  $0.89  $0.88  $0.79  $0.76  $0.73  $0.55   $0.82   $0.88
Accumulation unit value at end of period        $1.14  $0.85  $0.53  $0.89  $0.88  $0.79  $0.76  $0.73   $0.55   $0.82
Number of accumulation units outstanding at
end of period (000 omitted)                       540    571    676    864  1,889  2,075  2,485  5,133   4,295   9,128
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.11  $0.69  $1.16  $1.16  $1.04  $1.01  $0.96  $0.73   $1.00      --
Accumulation unit value at end of period        $1.48  $1.11  $0.69  $1.16  $1.16  $1.04  $1.01  $0.96   $0.73      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     10     --     --     13     14     13     13      --      --
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    107

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009   2008   2007   2006   2005   2004   2003   2002    2001
--------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.79  $0.62  $0.98  $0.88  $0.81  $0.76  $0.67  $0.55   $0.73   $0.95
Accumulation unit value at end of period        $0.90  $0.79  $0.62  $0.98  $0.88  $0.81  $0.76  $0.67   $0.55   $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                     1,055  1,207  1,335  1,463  1,789  2,180  2,940  2,362   2,675   3,850
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.16  $1.00  $1.31  $1.28  $1.17  $1.16  $1.06  $0.93   $1.00      --
Accumulation unit value at end of period        $1.25  $1.16  $1.00  $1.31  $1.28  $1.17  $1.16  $1.06   $0.93      --
Number of accumulation units outstanding at
end of period (000 omitted)                       113    317    466    606  1,316  1,434  1,589  1,453       6      --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.44  $1.10  $1.79  $1.42  $1.10  $0.96  $0.75  $0.56   $0.73   $0.98
Accumulation unit value at end of period        $1.61  $1.44  $1.10  $1.79  $1.42  $1.10  $0.96  $0.75   $0.56   $0.73
Number of accumulation units outstanding at
end of period (000 omitted)                       569    728  1,193  1,334  1,351  1,659  1,728  1,521   2,042   2,469
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                          $2.10  $1.61  $2.63  $2.09  $1.62  $1.41  $1.11  $0.85   $1.00      --
Accumulation unit value at end of period        $2.35  $2.10  $1.61  $2.63  $2.09  $1.62  $1.41  $1.11   $0.85      --
Number of accumulation units outstanding at
end of period (000 omitted)                        54     51     45     70     74     64     56     34      --      --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.65  $0.46  $0.85  $1.00     --     --     --     --      --      --
Accumulation unit value at end of period        $0.78  $0.65  $0.46  $0.85     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         4    497    810    386     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.91  $0.59  $1.12  $1.00     --     --     --     --      --      --
Accumulation unit value at end of period        $1.18  $0.91  $0.59  $1.12     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        16     16     16     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.72  $1.36  $2.23  $2.73  $2.01  $1.74  $1.30  $0.96   $1.00      --
Accumulation unit value at end of period        $2.20  $1.72  $1.36  $2.23  $2.73  $2.01  $1.74  $1.30   $0.96      --
Number of accumulation units outstanding at
end of period (000 omitted)                        13     21     31     34     33     34     35     25      --      --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.77  $0.61  $1.00  $1.23  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $0.98  $0.77  $0.61  $1.00  $1.23     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --      1     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.21  $0.85  $1.59  $1.42  $1.34  $1.30  $1.24  $0.97   $1.00      --
Accumulation unit value at end of period        $1.30  $1.21  $0.85  $1.59  $1.42  $1.34  $1.30  $1.24   $0.97      --
Number of accumulation units outstanding at
end of period (000 omitted)                       117    158    164    278    330    328    322    165      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.66  $1.21  $2.06  $1.97  $1.71  $1.52  $1.30  $0.93   $1.00      --
Accumulation unit value at end of period        $1.89  $1.66  $1.21  $2.06  $1.97  $1.71  $1.52  $1.30   $0.93      --
Number of accumulation units outstanding at
end of period (000 omitted)                       127    136    155    194    197    168     54     13       9      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.35  $1.15  $1.37  $1.27  $1.21  $1.20  $1.12  $1.04   $1.00      --
Accumulation unit value at end of period        $1.52  $1.35  $1.15  $1.37  $1.27  $1.21  $1.20  $1.12   $1.04      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,498  3,647  3,319  3,876  2,715  1,678    741    108      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $0.33  $0.27  $1.26  $1.29  $1.20  $1.19  $1.11  $1.00      --      --
Accumulation unit value at end of period        $0.37  $0.33  $0.27  $1.26  $1.29  $1.20  $1.19  $1.11      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         8     73    116      4      4      4     16     14      --      --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.54  $1.14  $1.87  $1.93  $1.71  $1.58  $1.35  $0.95   $1.00      --
Accumulation unit value at end of period        $1.86  $1.54  $1.14  $1.87  $1.93  $1.71  $1.58  $1.35   $0.95      --
Number of accumulation units outstanding at
end of period (000 omitted)                        79     91     73    103     95    102    106     81      13      --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.02  $0.85  $1.03  $1.00     --     --     --     --      --      --
Accumulation unit value at end of period        $1.14  $1.02  $0.85  $1.03     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       106  1,414  2,026  2,055     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.33  $1.08  $1.32  $1.35  $1.33  $1.20  $1.13  $0.97   $1.00      --
Accumulation unit value at end of period        $1.35  $1.33  $1.08  $1.32  $1.35  $1.33  $1.20  $1.13   $0.97      --
Number of accumulation units outstanding at
end of period (000 omitted)                        46     50     58     72     75     56     44     28      --      --
--------------------------------------------------------------------------------------------------------------------------



 108    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009   2008   2007   2006   2005   2004   2003   2002    2001
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                          $0.92  $0.72  $1.19  $1.29  $1.13  $1.09  $1.00  $0.81   $1.00      --
Accumulation unit value at end of period        $1.04  $0.92  $0.72  $1.19  $1.29  $1.13  $1.09  $1.00   $0.81      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     30     32     33     35     37     39      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.28  $0.89  $1.19  $1.15  $1.11  $1.11  $1.08  $1.05   $1.00      --
Accumulation unit value at end of period        $1.39  $1.28  $0.89  $1.19  $1.15  $1.11  $1.11  $1.08   $1.05      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --      2      2     16      16      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                          $1.23  $1.00  $1.81  $1.70  $1.35  $1.22  $1.07  $0.85   $1.00      --
Accumulation unit value at end of period        $1.33  $1.23  $1.00  $1.81  $1.70  $1.35  $1.22  $1.07   $0.85      --
Number of accumulation units outstanding at
end of period (000 omitted)                        21     23     56     64     67     82     83     77       7      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                          $1.00     --     --     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.13     --     --     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.19  $0.91  $1.50  $1.52  $1.39  $1.34  $1.27  $1.00      --      --
Accumulation unit value at end of period        $1.36  $1.19  $0.91  $1.50  $1.52  $1.39  $1.34  $1.27      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $0.96  $0.74  $1.24  $1.44  $1.25  $1.18  $1.00     --      --      --
Accumulation unit value at end of period        $1.18  $0.96  $0.74  $1.24  $1.44  $1.25  $1.18     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        57     49      9     13    388     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $2.47  $1.59  $2.85  $2.79  $2.34  $2.13  $1.90  $1.29   $1.51   $1.18
Accumulation unit value at end of period        $3.17  $2.47  $1.59  $2.85  $2.79  $2.34  $2.13  $1.90   $1.29   $1.51
Number of accumulation units outstanding at
end of period (000 omitted)                       365    451    472    635    968  1,036  1,354    833   1,130   1,596
--------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (02/11/2000)
Accumulation unit value at beginning of
period                                          $2.56  $1.92  $2.68  $2.79  $2.45  $2.29  $1.86  $1.34   $1.58   $1.33
Accumulation unit value at end of period        $3.03  $2.56  $1.92  $2.68  $2.79  $2.45  $2.29  $1.86   $1.34   $1.58
Number of accumulation units outstanding at
end of period (000 omitted)                       196    240    333    428    588    734    852    678     993     705
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.92  $0.75  $1.09  $1.09  $0.97  $0.94  $0.88  $0.74   $0.86   $0.98
Accumulation unit value at end of period        $1.02  $0.92  $0.75  $1.09  $1.09  $0.97  $0.94  $0.88   $0.74   $0.86
Number of accumulation units outstanding at
end of period (000 omitted)                       915  1,004  1,330  1,631  1,534  1,393  1,424  1,263     915     851
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.09  $1.10  $1.10  $1.06  $1.03  $1.02  $1.03  $1.04   $1.05   $1.03
Accumulation unit value at end of period        $1.07  $1.09  $1.10  $1.10  $1.06  $1.03  $1.02  $1.03   $1.04   $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                     1,373  2,289  3,556  3,511  4,258  5,054  5,813  9,032  12,876  11,399
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.33  $1.18  $1.28  $1.24  $1.21  $1.20  $1.17  $1.14   $1.09   $1.03
Accumulation unit value at end of period        $1.42  $1.33  $1.18  $1.28  $1.24  $1.21  $1.20  $1.17   $1.14   $1.09
Number of accumulation units outstanding at
end of period (000 omitted)                       833  3,776  3,697  3,973  1,279  1,145  1,267    849     894   1,363
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.43  $1.14  $1.94  $1.83  $1.55  $1.39  $1.19  $0.86   $1.08   $1.07
Accumulation unit value at end of period        $1.64  $1.43  $1.14  $1.94  $1.83  $1.55  $1.39  $1.19   $0.86   $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                     1,778  3,850  4,036  3,632  3,425  2,161    854    518     179     367
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.58  $0.47  $0.83  $0.82  $0.73  $0.69  $0.67  $0.52   $0.68   $0.85
Accumulation unit value at end of period        $0.67  $0.58  $0.47  $0.83  $0.82  $0.73  $0.69  $0.67   $0.52   $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                     3,124  3,726  3,771  4,175  4,631  3,835  3,213    184     144     795
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.13  $1.07  $1.09  $1.03  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $1.16  $1.13  $1.07  $1.09  $1.03     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       183  2,499  1,415  1,694  1,612     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.41  $0.93  $1.26  $1.26  $1.15  $1.13  $1.03  $0.83   $0.91   $0.88
Accumulation unit value at end of period        $1.58  $1.41  $0.93  $1.26  $1.26  $1.15  $1.13  $1.03   $0.83   $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                     1,699  2,044  1,953  2,461  3,559  2,355  3,591  3,747   3,634   2,458
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    109

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009   2008   2007   2006   2005   2004   2003   2002    2001
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.18  $0.84  $1.06  $1.04  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $1.31  $1.18  $0.84  $1.06  $1.04     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        58  1,729  1,172  1,210     66     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.37  $0.85  $1.57  $1.40  $1.43  $1.32  $1.23  $1.02   $1.00      --
Accumulation unit value at end of period        $1.70  $1.37  $0.85  $1.57  $1.40  $1.43  $1.32  $1.23   $1.02      --
Number of accumulation units outstanding at
end of period (000 omitted)                       201    224    301    277    281    271    202      8      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.75  $0.54  $1.00  $1.00     --     --     --     --      --      --
Accumulation unit value at end of period        $0.90  $0.75  $0.54  $1.00     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.29  $1.04  $1.68  $1.63  $1.43  $1.40  $1.29  $1.00      --      --
Accumulation unit value at end of period        $1.46  $1.29  $1.04  $1.68  $1.63  $1.43  $1.40  $1.29      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        38     57     48    177    184    189    199     32      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.21  $1.16  $1.21  $1.17  $1.15  $1.15  $1.16  $1.16   $1.11   $1.06
Accumulation unit value at end of period        $1.23  $1.21  $1.16  $1.21  $1.17  $1.15  $1.15  $1.16   $1.16   $1.11
Number of accumulation units outstanding at
end of period (000 omitted)                       537  1,126    824    634    688    614    765    812     397     424
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.43  $0.32  $0.58  $0.57  $0.52  $0.49  $0.46  $0.38   $0.52   $0.77
Accumulation unit value at end of period        $0.49  $0.43  $0.32  $0.58  $0.57  $0.52  $0.49  $0.46   $0.38   $0.52
Number of accumulation units outstanding at
end of period (000 omitted)                       194    200    505    492    384    703    733    539     476     546
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.79  $0.64  $1.07  $1.10  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $0.94  $0.79  $0.64  $1.07  $1.10     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.14  $0.83  $1.37  $1.45  $1.32  $1.28  $1.09  $0.75   $0.92   $1.00
Accumulation unit value at end of period        $1.42  $1.14  $0.83  $1.37  $1.45  $1.32  $1.28  $1.09   $0.75   $0.92
Number of accumulation units outstanding at
end of period (000 omitted)                       209    231    254    355    416    516    616    743     259     474
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                          $2.15  $1.26  $2.76  $2.03  $1.54  $1.17  $1.00     --      --      --
Accumulation unit value at end of period        $2.54  $2.15  $1.26  $2.76  $2.03  $1.54  $1.17     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       504    874  1,256    918  1,102    882    424     --      --      --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $0.87  $0.69  $1.18  $1.06  $1.00     --     --     --      --      --
Accumulation unit value at end of period        $0.97  $0.87  $0.69  $1.18  $1.06     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         6      6      1     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00     --     --     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.12     --     --     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00     --     --     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.12     --     --     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,891     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00     --     --     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.04     --     --     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       299     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00     --     --     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.04     --     --     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,043     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.77  $0.60  $0.99  $1.00     --     --     --     --      --      --
Accumulation unit value at end of period        $0.85  $0.77  $0.60  $0.99     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       114  3,147  1,936  1,541     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------



 110    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009   2008   2007   2006   2005   2004   2003   2002    2001
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.08  $0.80  $1.29  $1.24  $1.09  $1.10  $1.00     --      --      --
Accumulation unit value at end of period        $1.30  $1.08  $0.80  $1.29  $1.24  $1.09  $1.10     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        --     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00     --     --     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.09     --     --     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       568     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00     --     --     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.09     --     --     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    16,510     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00     --     --     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.11     --     --     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       380     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00     --     --     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.11     --     --     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                    11,466     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00     --     --     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.06     --     --     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       638     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00     --     --     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.07     --     --     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     5,295     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.60  $1.19  $1.77  $1.89  $1.59  $1.53  $1.30  $0.96   $1.00      --
Accumulation unit value at end of period        $1.96  $1.60  $1.19  $1.77  $1.89  $1.59  $1.53  $1.30   $0.96      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,053  1,308  1,474  1,618  1,525  1,501    718     23       3      --
--------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (02/11/2000)
Accumulation unit value at beginning of
period                                          $2.16  $1.51  $2.73  $2.91  $2.56  $2.27  $1.92  $1.37   $1.56   $1.39
Accumulation unit value at end of period        $2.43  $2.16  $1.51  $2.73  $2.91  $2.56  $2.27  $1.92   $1.37   $1.56
Number of accumulation units outstanding at
end of period (000 omitted)                       355    445    611    880  1,292  1,445  1,239  1,160   1,457   1,689
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (02/11/2000)
Accumulation unit value at beginning of
period                                          $0.97  $0.66  $1.22  $1.07  $0.79  $0.66  $0.52  $0.35   $0.42   $0.54
Accumulation unit value at end of period        $1.19  $0.97  $0.66  $1.22  $1.07  $0.79  $0.66  $0.52   $0.35   $0.42
Number of accumulation units outstanding at
end of period (000 omitted)                       488  1,424  2,260  1,834  1,113    909    895    861     813   1,918
--------------------------------------------------------------------------------------------------------------------------
WANGER USA (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.18  $0.85  $1.42  $1.37  $1.29  $1.18  $1.01  $0.72   $0.88   $0.80
Accumulation unit value at end of period        $1.44  $1.18  $0.85  $1.42  $1.37  $1.29  $1.18  $1.01   $0.72   $0.88
Number of accumulation units outstanding at
end of period (000 omitted)                     1,298  1,959  2,236  2,262  2,124  1,887  1,310    833     774   1,045
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                          $1.45  $1.09  $1.65  $1.55  $1.40  $1.31  $1.22  $0.96   $1.00      --
Accumulation unit value at end of period        $1.66  $1.45  $1.09  $1.65  $1.55  $1.40  $1.31  $1.22   $0.96      --
Number of accumulation units outstanding at
end of period (000 omitted)                        73     95    100    113    124    147     89     90      21      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.27  $1.12  $1.61  $1.52  $1.37  $1.33  $1.24  $1.00      --      --
Accumulation unit value at end of period        $1.42  $1.27  $1.12  $1.61  $1.52  $1.37  $1.33  $1.24      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        49     49     76    102    119    119     43     43      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.42  $1.25  $2.18  $1.93  $1.60  $1.40  $1.20  $0.93   $1.00      --
Accumulation unit value at end of period        $1.63  $1.42  $1.25  $2.18  $1.93  $1.60  $1.40  $1.20   $0.93      --
Number of accumulation units outstanding at
end of period (000 omitted)                        54     76    100    135    166    163    169    123      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (02/11/2000)
Accumulation unit value at beginning of
period                                          $1.00  $0.87  $1.39  $1.38  $1.18  $1.14  $1.04  $0.84   $1.05   $1.13
Accumulation unit value at end of period        $1.12  $1.00  $0.87  $1.39  $1.38  $1.18  $1.14  $1.04   $0.84   $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                     1,071  1,256  1,157  1,375  1,432  1,739  1,400    495     368     132
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    111

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009   2008   2007   2006   2005   2004   2003   2002    2001
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                          $1.64  $1.16  $1.62  $1.48  $1.42  $1.39  $1.32  $0.96   $1.00      --
Accumulation unit value at end of period        $1.93  $1.64  $1.16  $1.62  $1.48  $1.42  $1.39  $1.32   $0.96      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,623     30     47     64     71     83     82     65       3      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
period                                          $2.05  $1.36  $2.36  $2.11  $1.75  $1.67  $1.49  $1.00      --      --
Accumulation unit value at end of period        $2.55  $2.05  $1.36  $2.36  $2.11  $1.75  $1.67  $1.49      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                         6     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                          $1.00     --     --     --     --     --     --     --      --      --
Accumulation unit value at end of period        $1.22     --     --     --     --     --     --     --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        23     --     --     --     --     --     --     --      --      --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
period                                          $1.24  $1.12  $1.12  $1.07  $1.04  $1.04  $1.01  $1.00      --      --
Accumulation unit value at end of period        $1.30  $1.24  $1.12  $1.12  $1.07  $1.04  $1.04  $1.01      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,344  1,542  1,510  2,330  4,299  1,431    508     --      --      --
--------------------------------------------------------------------------------------------------------------------------






 112    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                             2010    2009    2008   2007   2006    2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                          $1.01   $0.82  $1.00     --      --     --     --     --     --     --
Accumulation unit value at end of period        $1.09   $1.01  $0.82     --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         8       8      8     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.45   $0.96  $1.86  $1.58   $1.48  $1.45  $1.41  $1.00     --     --
Accumulation unit value at end of period        $1.69   $1.45  $0.96  $1.86   $1.58  $1.48  $1.45  $1.41     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        43      63     43    339     112    156    158     63     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.22   $1.03  $1.77  $1.71   $1.49  $1.45  $1.32  $1.00     --     --
Accumulation unit value at end of period        $1.35   $1.22  $1.03  $1.77   $1.71  $1.49  $1.45  $1.32     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       236     346    400    528     530    616    622    246     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.15   $0.87  $1.89  $1.82   $1.37  $1.20  $1.00     --     --     --
Accumulation unit value at end of period        $1.18   $1.15  $0.87  $1.89   $1.82  $1.37  $1.20     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,294   4,385  5,396  3,686   3,029  2,119    537     --     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.31   $0.97  $1.64  $1.46   $1.50  $1.33  $1.24  $1.00     --     --
Accumulation unit value at end of period        $1.41   $1.31  $0.97  $1.64   $1.46  $1.50  $1.33  $1.24     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       110     120    137    179     171    177    187    127     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.19   $1.09  $1.13  $1.05   $1.05  $1.05  $1.00     --     --     --
Accumulation unit value at end of period        $1.23   $1.19  $1.09  $1.13   $1.05  $1.05  $1.05     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,949   3,153  2,978  5,020   5,498  4,472  1,212     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.26   $0.96  $1.77  $1.53   $1.24  $1.12  $1.00     --     --     --
Accumulation unit value at end of period        $1.40   $1.26  $0.96  $1.77   $1.53  $1.24  $1.12     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.85   $0.67  $0.90  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $1.00   $0.85  $0.67  $0.90      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      12     25     55      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                          $0.91   $0.69  $1.20  $1.01   $1.07  $1.06  $1.00     --     --     --
Accumulation unit value at end of period        $1.04   $0.91  $0.69  $1.20   $1.01  $1.07  $1.06     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,853   2,037  2,115  2,371   4,396  1,978    814     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.03   $0.88  $1.22  $1.31   $1.12  $1.09  $1.00     --     --     --
Accumulation unit value at end of period        $1.15   $1.03  $0.88  $1.22   $1.31  $1.12  $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         1      12     56     20      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of
period                                          $1.12   $0.79  $1.07  $1.07   $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.23   $1.12  $0.79  $1.07   $1.07     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       590     672    789  1,019   1,474     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.83   $0.67  $1.12  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $0.99   $0.83  $0.67  $1.12      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       448   9,179  6,349  4,121      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.78   $0.58  $1.13  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $0.87   $0.78  $0.58  $1.13      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.18   $0.96  $1.36  $1.42   $1.21  $1.17  $1.00     --     --     --
Accumulation unit value at end of period        $1.47   $1.18  $0.96  $1.36   $1.42  $1.21  $1.17     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       242   4,708  3,368  2,764       5      5      5     --     --     --
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.84   $0.72  $1.10  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $0.97   $0.84  $0.72  $1.10      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        19      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    113

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008   2007   2006    2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.00   $0.75  $1.28  $1.28   $1.21  $1.13  $1.00     --     --     --
Accumulation unit value at end of period        $1.25   $1.00  $0.75  $1.28   $1.28  $1.21  $1.13     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.08   $0.70  $1.21  $1.07   $1.05  $1.03  $1.00     --     --     --
Accumulation unit value at end of period        $1.37   $1.08  $0.70  $1.21   $1.07  $1.05  $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       501     618    787    863   1,433    740    249     --     --     --
--------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.61   $0.46  $0.72  $0.68   $0.63  $0.62  $0.59  $0.48  $0.68  $0.90
Accumulation unit value at end of period        $0.69   $0.61  $0.46  $0.72   $0.68  $0.63  $0.62  $0.59  $0.48  $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                        21      29     43     53      54     77    109    119    156    191
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.05   $0.87  $1.26  $1.20   $1.05  $1.03  $1.00     --     --     --
Accumulation unit value at end of period        $1.19   $1.05  $0.87  $1.26   $1.20  $1.05  $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.76   $0.62  $1.09  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $0.82   $0.76  $0.62  $1.09      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.22   $0.95  $1.54  $1.51   $1.25  $1.14  $1.00     --     --     --
Accumulation unit value at end of period        $1.25   $1.22  $0.95  $1.54   $1.51  $1.25  $1.14     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      7      7       7     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.00   $0.70  $0.98  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $1.07   $1.00  $0.70  $0.98      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       280   3,435  2,725  1,896      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.60   $1.20  $2.13  $1.85   $1.69  $1.47  $1.30  $1.00     --     --
Accumulation unit value at end of period        $1.84   $1.60  $1.20  $2.13   $1.85  $1.69  $1.47  $1.30     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     4,273   5,868  8,454  9,541  10,355  6,755  4,083  1,989     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                          $1.14   $0.85  $1.48  $1.41   $1.26  $1.06  $1.06  $0.86  $0.95  $1.00
Accumulation unit value at end of period        $1.32   $1.14  $0.85  $1.48   $1.41  $1.26  $1.06  $1.06  $0.86  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                         1       1      1     --       1      1      1      1     10      3
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.20   $0.95  $1.84  $1.48   $1.41  $1.36  $1.34  $1.00     --     --
Accumulation unit value at end of period        $1.46   $1.20  $0.95  $1.84   $1.48  $1.41  $1.36  $1.34     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        23      61     67    115     130    161    199    141     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                          $1.43   $1.01  $1.37  $1.36   $1.25  $1.24  $1.15  $0.92  $0.91  $1.00
Accumulation unit value at end of period        $1.60   $1.43  $1.01  $1.37   $1.36  $1.25  $1.24  $1.15  $0.92  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                        19      19     19     22      22     22     22     26     13     13
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.17   $1.03  $1.09  $1.06   $1.03  $1.03  $1.00     --     --     --
Accumulation unit value at end of period        $1.24   $1.17  $1.03  $1.09   $1.06  $1.03  $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,827   5,936  5,462  5,876   2,468  1,893    708     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                          $1.86   $1.35  $2.28  $2.01   $1.82  $1.57  $1.28  $0.94  $1.06  $1.00
Accumulation unit value at end of period        $2.35   $1.86  $1.35  $2.28   $2.01  $1.82  $1.57  $1.28  $0.94  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                       844   2,215  2,876  2,509   1,985  1,376  1,002    621     42      8
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.73   $1.40  $2.54  $2.20   $1.90  $1.63  $1.46  $1.00     --     --
Accumulation unit value at end of period        $1.93   $1.73  $1.40  $2.54   $2.20  $1.90  $1.63  $1.46     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       493     554    631    708     921    814    375      6     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.49   $1.27  $2.24  $2.88   $2.43  $2.18  $1.68  $1.26  $1.25  $1.18
Accumulation unit value at end of period        $1.77   $1.49  $1.27  $2.24   $2.88  $2.43  $2.18  $1.68  $1.26  $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                        79     103    112    129     143    179    154     90     58     11
--------------------------------------------------------------------------------------------------------------------------



 114    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008   2007   2006    2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.53   $1.14  $1.65  $1.62   $1.39  $1.39  $1.24  $0.96  $0.98  $0.99
Accumulation unit value at end of period        $1.69   $1.53  $1.14  $1.65   $1.62  $1.39  $1.39  $1.24  $0.96  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                       433     456    528    522     401    503    448    360    343    285
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.01   $0.88  $1.22  $1.28   $1.11  $1.09  $1.00     --     --     --
Accumulation unit value at end of period        $1.20   $1.01  $0.88  $1.22   $1.28  $1.11  $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         7      16     15     17      16     12     11     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.24   $0.98  $1.48  $1.54   $1.34  $1.25  $1.03  $0.79  $1.00     --
Accumulation unit value at end of period        $1.56   $1.24  $0.98  $1.48   $1.54  $1.34  $1.25  $1.03  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                       114     186    253    389     446    450    471    247      4     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.50   $0.36  $0.63  $0.58   $0.54  $0.52  $0.48  $0.35  $0.50  $0.60
Accumulation unit value at end of period        $0.63   $0.50  $0.36  $0.63   $0.58  $0.54  $0.52  $0.48  $0.35  $0.50
Number of accumulation units outstanding at
end of period (000 omitted)                       425     493    554    790     901  1,089  1,247    982    331    348
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.37   $1.10  $1.78  $1.75   $1.51  $1.38  $1.25  $1.02  $1.17  $1.11
Accumulation unit value at end of period        $1.50   $1.37  $1.10  $1.78   $1.75  $1.51  $1.38  $1.25  $1.02  $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                     1,886   2,268  2,938  4,831   5,961  5,530  5,447  3,579    123     41
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.81   $1.34  $2.29  $2.02   $1.69  $1.56  $1.34  $1.00     --     --
Accumulation unit value at end of period        $1.93   $1.81  $1.34  $2.29   $2.02  $1.69  $1.56  $1.34     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       261     292    347    524     509    481    404    261     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.63   $1.40  $1.34  $1.23   $1.11  $1.16  $1.00     --     --     --
Accumulation unit value at end of period        $1.84   $1.63  $1.40  $1.34   $1.23  $1.11  $1.16     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,091   4,087  3,929  4,699   3,467  1,682    454     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.06   $0.82  $1.45  $1.44   $1.20  $1.12  $1.00     --     --     --
Accumulation unit value at end of period        $1.12   $1.06  $0.82  $1.45   $1.44  $1.20  $1.12     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       162     163    156    156     154    153    127     --     --     --
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $2.38   $1.82  $2.94  $2.89   $2.53  $2.28  $1.84  $1.46  $1.56  $1.41
Accumulation unit value at end of period        $2.93   $2.38  $1.82  $2.94   $2.89  $2.53  $2.28  $1.84  $1.46  $1.56
Number of accumulation units outstanding at
end of period (000 omitted)                       685   1,547  1,775  1,885   1,605    937    431    147    125    110
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.73   $0.61  $0.99  $1.02   $0.92  $0.88  $0.78  $0.61  $0.79  $0.91
Accumulation unit value at end of period        $0.81   $0.73  $0.61  $0.99   $1.02  $0.92  $0.88  $0.78  $0.61  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                        33      52     81    104     122    171    282    210    204    212
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.16   $0.80  $1.69  $1.69   $1.52  $1.47  $1.35  $1.00     --     --
Accumulation unit value at end of period        $1.22   $1.16  $0.80  $1.69   $1.69  $1.52  $1.47  $1.35     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       995   1,098  1,240  1,262   1,368  1,471  1,173    333     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.47   $0.39  $0.69  $0.63   $0.60  $0.56  $0.54  $0.42  $0.57  $0.75
Accumulation unit value at end of period        $0.53   $0.47  $0.39  $0.69   $0.63  $0.60  $0.56  $0.54  $0.42  $0.57
Number of accumulation units outstanding at
end of period (000 omitted)                       184     193    187    229     241    320    416    470    489    494
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.12   $0.94  $1.67  $1.52   $1.45  $1.36  $1.30  $1.00     --     --
Accumulation unit value at end of period        $1.26   $1.12  $0.94  $1.67   $1.52  $1.45  $1.36  $1.30     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        81      80     95    171     514     32     36     20     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.49   $1.07  $2.05  $1.89   $1.65  $1.54  $1.36  $1.00     --     --
Accumulation unit value at end of period        $1.74   $1.49  $1.07  $2.05   $1.89  $1.65  $1.54  $1.36     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        19      31     31     39      40     37     46     36     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                          $1.00   $0.79  $1.15  $1.08   $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.07   $1.00  $0.79  $1.15   $1.08     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       161     191    204    254     304     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    115

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008   2007   2006    2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                          $0.99   $0.78  $1.14  $1.08   $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.06   $0.99  $0.78  $1.14   $1.08     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        17      26     31     45      28     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.90   $0.72  $1.03  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $0.93   $0.90  $0.72  $1.03      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        22       6     19     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.81   $0.61  $1.04  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $0.89   $0.81  $0.61  $1.04      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       305   7,183  3,189  1,916      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.19   $0.94  $1.33  $1.24   $1.14  $1.08  $1.00     --     --     --
Accumulation unit value at end of period        $1.34   $1.19  $0.94  $1.33   $1.24  $1.14  $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       196     214    226    300     338    380    266     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.35   $1.07  $1.69  $1.76   $1.54  $1.51  $1.30  $1.00     --     --
Accumulation unit value at end of period        $1.54   $1.35  $1.07  $1.69   $1.76  $1.54  $1.51  $1.30     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,998   6,138  7,040  7,150   7,069  4,450  1,542    246     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.46   $1.20  $1.80  $1.78   $1.56  $1.45  $1.29  $1.00     --     --
Accumulation unit value at end of period        $1.61   $1.46  $1.20  $1.80   $1.78  $1.56  $1.45  $1.29     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        93     153    159    197     190    189    208    134     --     --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.83   $0.62  $1.05  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $0.94   $0.83  $0.62  $1.05      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       440   7,917  6,530  5,027      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.84   $0.60  $1.03  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $1.04   $0.84  $0.60  $1.03      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        10      22     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.32   $0.96  $1.55  $1.42   $1.35  $1.32  $1.23  $1.00     --     --
Accumulation unit value at end of period        $1.45   $1.32  $0.96  $1.55   $1.42  $1.35  $1.32  $1.23     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        28      33     34     39      39     35     75     75     --     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.90   $0.72  $1.09  $1.01   $0.91  $0.86  $0.79  $0.65  $0.84  $1.02
Accumulation unit value at end of period        $0.98   $0.90  $0.72  $1.09   $1.01  $0.91  $0.86  $0.79  $0.65  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                        --       7      9     10      44     49     54     60     68     87
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.54   $0.96  $1.61  $1.60   $1.44  $1.40  $1.34  $1.00     --     --
Accumulation unit value at end of period        $2.05   $1.54  $0.96  $1.61   $1.60  $1.44  $1.40  $1.34     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        77      95     97    104     110    115    142    117     --     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.28   $1.10  $1.44  $1.41   $1.29  $1.28  $1.17  $1.00     --     --
Accumulation unit value at end of period        $1.38   $1.28  $1.10  $1.44   $1.41  $1.29  $1.28  $1.17     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,200   1,487  1,996  3,177   3,276  3,166  3,185  2,107     --     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.23   $0.94  $1.53  $1.22   $0.94  $0.82  $0.64  $0.48  $0.63  $0.85
Accumulation unit value at end of period        $1.38   $1.23  $0.94  $1.53   $1.22  $0.94  $0.82  $0.64  $0.48  $0.63
Number of accumulation units outstanding at
end of period (000 omitted)                        71      90    113    128     193    290    358    415    453    567
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
period                                          $2.47   $1.89  $3.09  $2.46   $1.91  $1.67  $1.30  $1.00     --     --
Accumulation unit value at end of period        $2.75   $2.47  $1.89  $3.09   $2.46  $1.91  $1.67  $1.30     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        78     111    125    150     146    126    111     59     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.64   $0.46  $0.85  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $0.78   $0.64  $0.46  $0.85      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       124   1,683  2,280    996      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



 116    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008   2007   2006    2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.91   $0.59  $1.12  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $1.18   $0.91  $0.59  $1.12      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.87   $1.48  $2.43  $2.98   $2.19  $1.90  $1.42  $1.00     --     --
Accumulation unit value at end of period        $2.39   $1.87  $1.48  $2.43   $2.98  $2.19  $1.90  $1.42     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         9      14     59     86      85     95     95     55     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.34   $1.06  $1.74  $2.14   $1.58  $1.38  $1.00     --     --     --
Accumulation unit value at end of period        $1.71   $1.34  $1.06  $1.74   $2.14  $1.58  $1.38     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        35      59     75     70      76     83     53     --     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.27   $0.90  $1.68  $1.50   $1.41  $1.37  $1.31  $1.00     --     --
Accumulation unit value at end of period        $1.37   $1.27  $0.90  $1.68   $1.50  $1.41  $1.37  $1.31     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,167   1,473  1,623  1,718   1,728  1,429    747    148     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.37   $1.00  $1.70  $1.63   $1.41  $1.26  $1.07  $0.77  $1.00     --
Accumulation unit value at end of period        $1.56   $1.37  $1.00  $1.70   $1.63  $1.41  $1.26  $1.07  $0.77     --
Number of accumulation units outstanding at
end of period (000 omitted)                       313     562    645    737     429    462    327    229     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.42   $1.22  $1.45  $1.34   $1.27  $1.26  $1.19  $1.03  $1.00     --
Accumulation unit value at end of period        $1.60   $1.42  $1.22  $1.45   $1.34  $1.27  $1.26  $1.19  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,022   8,791  8,108  9,314   6,883  5,202  3,248  1,819     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $0.35   $0.29  $1.36  $1.39   $1.29  $1.29  $1.20  $1.00     --     --
Accumulation unit value at end of period        $0.40   $0.35  $0.29  $1.36   $1.39  $1.29  $1.29  $1.20     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       245     223    197    214     199    207    214    167     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.64   $1.21  $1.99  $2.05   $1.82  $1.69  $1.44  $1.00     --     --
Accumulation unit value at end of period        $1.98   $1.64  $1.21  $1.99   $2.05  $1.82  $1.69  $1.44     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        57      79    123    198     192    164    179    148     --     --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                          $1.02   $0.85  $1.03  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $1.13   $1.02  $0.85  $1.03      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       407   4,314  5,686  4,895      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.14   $0.92  $1.13  $1.15   $1.14  $1.03  $0.97  $0.84  $1.00     --
Accumulation unit value at end of period        $1.15   $1.14  $0.92  $1.13   $1.15  $1.14  $1.03  $0.97  $0.84     --
Number of accumulation units outstanding at
end of period (000 omitted)                        44      77    114    123     133    155    148    132     33     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.18   $0.93  $1.54  $1.66   $1.46  $1.41  $1.29  $1.00     --     --
Accumulation unit value at end of period        $1.33   $1.18  $0.93  $1.54   $1.66  $1.46  $1.41  $1.29     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        39      32     32     40      41     42     45     37     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.68   $0.56  $1.01  $0.95   $0.76  $0.68  $0.60  $0.47  $0.59  $0.75
Accumulation unit value at end of period        $0.74   $0.68  $0.56  $1.01   $0.95  $0.76  $0.68  $0.60  $0.47  $0.59
Number of accumulation units outstanding at
end of period (000 omitted)                       682     744    934  1,657   1,026  1,024  1,360  1,054    666    730
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                          $1.00      --     --     --      --     --     --     --     --     --
Accumulation unit value at end of period        $1.13      --     --     --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        33      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.19   $0.91  $1.50  $1.52   $1.38  $1.34  $1.27  $1.00     --     --
Accumulation unit value at end of period        $1.36   $1.19  $0.91  $1.50   $1.52  $1.38  $1.34  $1.27     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                          $0.95   $0.74  $1.23  $1.44   $1.25  $1.18  $1.00     --     --     --
Accumulation unit value at end of period        $1.18   $0.95  $0.74  $1.23   $1.44  $1.25  $1.18     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        37      40     45     87     763      2     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    117

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008   2007   2006    2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.04   $1.05  $1.05  $1.02   $0.99  $0.98  $0.99  $1.00     --     --
Accumulation unit value at end of period        $1.02   $1.04  $1.05  $1.05   $1.02  $0.99  $0.98  $0.99     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,115   3,351  3,612  1,885   1,470    766    287    357     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.17   $1.04  $1.13  $1.09   $1.06  $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period        $1.24   $1.17  $1.04  $1.13   $1.09  $1.06  $1.05  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,363  10,096  9,685  8,940   4,427  1,401  1,444    591     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.43   $1.14  $1.95  $1.83   $1.55  $1.39  $1.20  $0.86  $1.08  $1.08
Accumulation unit value at end of period        $1.64   $1.43  $1.14  $1.95   $1.83  $1.55  $1.39  $1.20  $0.86  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                     2,716   8,325  7,708  6,016   4,986  2,404    286    196     36     34
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.56   $0.46  $0.81  $0.80   $0.71  $0.68  $0.65  $0.51  $0.67  $0.83
Accumulation unit value at end of period        $0.65   $0.56  $0.46  $0.81   $0.80  $0.71  $0.68  $0.65  $0.51  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                     3,157   3,716  3,845  3,974   4,539  4,651  2,949    133     79    101
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                          $1.13   $1.07  $1.09  $1.03   $1.00     --     --     --     --     --
Accumulation unit value at end of period        $1.15   $1.13  $1.07  $1.09   $1.03     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       610   7,030  3,656  3,857   3,004     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.40   $0.92  $1.25  $1.25   $1.15  $1.12  $1.02  $0.83  $0.90  $0.88
Accumulation unit value at end of period        $1.56   $1.40  $0.92  $1.25   $1.25  $1.15  $1.12  $1.02  $0.83  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                       858   1,039  1,295  1,788   2,394  1,528    436    245    216    178
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of
period                                          $1.34   $0.95  $1.19  $1.18   $1.11  $1.10  $1.00     --     --     --
Accumulation unit value at end of period        $1.49   $1.34  $0.95  $1.19   $1.18  $1.11  $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       244   4,591  2,818  2,486     802      1     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.40   $0.87  $1.61  $1.44   $1.46  $1.35  $1.26  $1.00     --     --
Accumulation unit value at end of period        $1.74   $1.40  $0.87  $1.61   $1.44  $1.46  $1.35  $1.26     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        47      71     96     90     120    115     44      6     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.75   $0.54  $1.00  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $0.90   $0.75  $0.54  $1.00      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --       6      6     26      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.29   $1.04  $1.68  $1.62   $1.43  $1.40  $1.29  $1.00     --     --
Accumulation unit value at end of period        $1.45   $1.29  $1.04  $1.68   $1.62  $1.43  $1.40  $1.29     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       292     293    282     82      82     86     57     34     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.19   $1.15  $1.20  $1.16   $1.13  $1.13  $1.14  $1.15  $1.10  $1.05
Accumulation unit value at end of period        $1.21   $1.19  $1.15  $1.20   $1.16  $1.13  $1.13  $1.14  $1.15  $1.10
Number of accumulation units outstanding at
end of period (000 omitted)                       995   2,247  1,818  1,636   1,686  1,464  2,105  1,933  1,155    592
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.13   $0.84  $1.54  $1.52   $1.39  $1.30  $1.22  $1.00     --     --
Accumulation unit value at end of period        $1.31   $1.13  $0.84  $1.54   $1.52  $1.39  $1.30  $1.22     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      17     20     18       5     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                          $0.96   $0.77  $1.30  $1.33   $1.13  $1.10  $1.00     --     --     --
Accumulation unit value at end of period        $1.14   $0.96  $0.77  $1.30   $1.33  $1.13  $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.01   $0.73  $1.22  $1.29   $1.17  $1.14  $0.98  $0.67  $0.82  $0.90
Accumulation unit value at end of period        $1.26   $1.01  $0.73  $1.22   $1.29  $1.17  $1.14  $0.98  $0.67  $0.82
Number of accumulation units outstanding at
end of period (000 omitted)                        23      30     31     42      43     46     47     47     37     43
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                          $2.15   $1.25  $2.75  $2.03   $1.54  $1.17  $1.00     --     --     --
Accumulation unit value at end of period        $2.53   $2.15  $1.25  $2.75   $2.03  $1.54  $1.17     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       682   1,688  2,430  1,692   1,797  1,246    418     --     --     --
--------------------------------------------------------------------------------------------------------------------------



 118    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008   2007   2006    2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.27   $1.01  $1.73  $1.56   $1.28  $1.14  $1.00     --     --     --
Accumulation unit value at end of period        $1.42   $1.27  $1.01  $1.73   $1.56  $1.28  $1.14     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --      7      7       7     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --     --     --      --     --     --     --     --     --
Accumulation unit value at end of period        $1.12      --     --     --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        22      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --     --     --      --     --     --     --     --     --
Accumulation unit value at end of period        $1.12      --     --     --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    11,690      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --     --     --      --     --     --     --     --     --
Accumulation unit value at end of period        $1.04      --     --     --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       405      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --     --     --      --     --     --     --     --     --
Accumulation unit value at end of period        $1.04      --     --     --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     6,713      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                          $0.77   $0.60  $0.99  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period        $0.85   $0.77  $0.60  $0.99      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       487   9,716  5,598  3,875      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.08   $0.80  $1.29  $1.24   $1.09  $1.10  $1.00     --     --     --
Accumulation unit value at end of period        $1.29   $1.08  $0.80  $1.29   $1.24  $1.09  $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        --      --     13     13      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --     --     --      --     --     --     --     --     --
Accumulation unit value at end of period        $1.09      --     --     --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     3,413      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --     --     --      --     --     --     --     --     --
Accumulation unit value at end of period        $1.09      --     --     --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    42,713      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --     --     --      --     --     --     --     --     --
Accumulation unit value at end of period        $1.11      --     --     --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       771      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --     --     --      --     --     --     --     --     --
Accumulation unit value at end of period        $1.11      --     --     --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    29,839      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --     --     --      --     --     --     --     --     --
Accumulation unit value at end of period        $1.06      --     --     --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     2,380      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                          $1.00      --     --     --      --     --     --     --     --     --
Accumulation unit value at end of period        $1.07      --     --     --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     9,394      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of
period                                          $1.31   $0.98  $1.45  $1.55   $1.31  $1.26  $1.07  $0.79  $1.00     --
Accumulation unit value at end of period        $1.61   $1.31  $0.98  $1.45   $1.55  $1.31  $1.26  $1.07  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,665   1,992  2,323  2,697   2,783  2,494    926     92     --     --
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.75   $1.19  $2.22  $1.94   $1.44  $1.20  $1.00     --     --     --
Accumulation unit value at end of period        $2.15   $1.75  $1.19  $2.22   $1.94  $1.44  $1.20     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       733   2,149  2,773  1,890   1,574  1,129    548     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    119

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2010    2009    2008   2007   2006    2005   2004   2003   2002   2001
--------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of
period                                          $1.15   $0.82  $1.39  $1.34   $1.26  $1.15  $1.00     --     --     --
Accumulation unit value at end of period        $1.40   $1.15  $0.82  $1.39   $1.34  $1.26  $1.15     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,167   2,778  2,749  2,549   1,907  1,367    402     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.55   $1.16  $1.76  $1.66   $1.50  $1.40  $1.31  $1.00     --     --
Accumulation unit value at end of period        $1.77   $1.55  $1.16  $1.76   $1.66  $1.50  $1.40  $1.31     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       290     318    414    536     600    571    397    293     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.95   $0.84  $1.20  $1.14   $1.03  $1.00  $0.93  $0.77  $0.90  $0.98
Accumulation unit value at end of period        $1.06   $0.95  $0.84  $1.20   $1.14  $1.03  $1.00  $0.93  $0.77  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                       132     136    216    356     460    990  1,418  1,415  1,505  1,685
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.59   $1.40  $2.44  $2.16   $1.79  $1.57  $1.34  $1.00     --     --
Accumulation unit value at end of period        $1.82   $1.59  $1.40  $2.44   $2.16  $1.79  $1.57  $1.34     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       211     249    301    425     387    352    320    216     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.99   $0.86  $1.38  $1.36   $1.17  $1.13  $1.03  $0.83  $1.05  $1.12
Accumulation unit value at end of period        $1.11   $0.99  $0.86  $1.38   $1.36  $1.17  $1.13  $1.03  $0.83  $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                       388     391    412    447     532    679    518    534    482    466
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
period                                          $1.73   $1.23  $1.72  $1.56   $1.50  $1.48  $1.40  $1.00     --     --
Accumulation unit value at end of period        $2.04   $1.73  $1.23  $1.72   $1.56  $1.50  $1.48  $1.40     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     1,082     170    194    284     283    298    336    232     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $0.48   $0.32  $0.56  $0.50   $0.41  $0.39  $0.35  $0.25  $0.41  $0.56
Accumulation unit value at end of period        $0.60   $0.48  $0.32  $0.56   $0.50  $0.41  $0.39  $0.35  $0.25  $0.41
Number of accumulation units outstanding at
end of period (000 omitted)                       441     268    278    331     341    374    654    660    655    712
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                          $1.00      --     --     --      --     --     --     --     --     --
Accumulation unit value at end of period        $1.22      --     --     --      --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       224      --     --     --      --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                          $1.54   $1.40  $1.39  $1.33   $1.30  $1.30  $1.27  $1.19  $1.12  $1.06
Accumulation unit value at end of period        $1.62   $1.54  $1.40  $1.39   $1.33  $1.30  $1.30  $1.27  $1.19  $1.12
Number of accumulation units outstanding at
end of period (000 omitted)                     1,315     925    951  1,942   3,108  1,402  1,115  1,012  1,004    997
--------------------------------------------------------------------------------------------------------------------------






 120    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005    2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                         $1.00   $0.82   $1.00      --      --      --     --     --     --     --
Accumulation unit value at end of period       $1.09   $1.00   $0.82      --      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2       2      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.37   $0.91   $1.76   $1.50   $1.40   $1.38  $1.33  $0.94  $1.00     --
Accumulation unit value at end of period       $1.60   $1.37   $0.91   $1.76   $1.50   $1.40  $1.38  $1.33  $0.94     --
Number of accumulation units outstanding at
end of period (000 omitted)                      107     100     100     107      16      16     16     15     --     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.14   $0.96   $1.65   $1.60   $1.39   $1.35  $1.24  $0.95  $1.00     --
Accumulation unit value at end of period       $1.26   $1.14   $0.96   $1.65   $1.60   $1.39  $1.35  $1.24  $0.95     --
Number of accumulation units outstanding at
end of period (000 omitted)                       56      61      84     154     167     189    109     52      8     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.15   $0.87   $1.89   $1.82   $1.37   $1.20  $1.00     --     --     --
Accumulation unit value at end of period       $1.17   $1.15   $0.87   $1.89   $1.82   $1.37  $1.20     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    8,703  28,798  37,213  21,915  15,378   8,725  1,580     --     --     --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.17   $0.87   $1.46   $1.31   $1.34   $1.19  $1.12  $0.92  $1.00     --
Accumulation unit value at end of period       $1.26   $1.17   $0.87   $1.46   $1.31   $1.34  $1.19  $1.12  $0.92     --
Number of accumulation units outstanding at
end of period (000 omitted)                        3       3       6       8       8       8      8      7      2     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.18   $1.09   $1.13   $1.05   $1.05   $1.05  $1.00     --     --     --
Accumulation unit value at end of period       $1.22   $1.18   $1.09   $1.13   $1.05   $1.05  $1.05     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   12,467  14,455  14,852  23,568  25,472  20,290  3,919     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.26   $0.96   $1.77   $1.53   $1.24   $1.12  $1.00     --     --     --
Accumulation unit value at end of period       $1.40   $1.26   $0.96   $1.77   $1.53   $1.24  $1.12     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --       7       7       5      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.85   $0.67   $0.90   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $0.99   $0.85   $0.67   $0.90      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --       6       9      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $0.91   $0.69   $1.20   $1.01   $1.06   $1.06  $1.00     --     --     --
Accumulation unit value at end of period       $1.04   $0.91   $0.69   $1.20   $1.01   $1.06  $1.06     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    5,777   7,197   7,837   8,361  23,813   6,935  1,154     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.03   $0.88   $1.22   $1.31   $1.12   $1.09  $1.00     --     --     --
Accumulation unit value at end of period       $1.15   $1.03   $0.88   $1.22   $1.31   $1.12  $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       76     102      77      74      88      26     18     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of
period                                         $1.11   $0.79   $1.07   $1.07   $1.00      --     --     --     --     --
Accumulation unit value at end of period       $1.23   $1.11   $0.79   $1.07   $1.07      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,071   2,632   3,351   4,145   9,940      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.83   $0.67   $1.12   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $0.99   $0.83   $0.67   $1.12      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,822  76,608  52,069  30,376      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.78   $0.57   $1.13   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $0.87   $0.78   $0.57   $1.13      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       44      70      20      17      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.18   $0.96   $1.36   $1.42   $1.21   $1.17  $1.00     --     --     --
Accumulation unit value at end of period       $1.47   $1.18   $0.96   $1.36   $1.42   $1.21  $1.17     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      962  40,544  28,150  20,212      23       4      2     --     --     --
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.84   $0.72   $1.10   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $0.97   $0.84   $0.72   $1.10      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      456     200     140     135      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    121

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005    2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $0.99   $0.75   $1.28   $1.28   $1.21   $1.13  $1.00     --     --     --
Accumulation unit value at end of period       $1.24   $0.99   $0.75   $1.28   $1.28   $1.21  $1.13     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       19      21      20      19      22      15     13     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.07   $0.70   $1.20   $1.07   $1.05   $1.03  $1.00     --     --     --
Accumulation unit value at end of period       $1.37   $1.07   $0.70   $1.20   $1.07   $1.05  $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,660   2,334   3,051   3,154   7,113   2,763    500     --     --     --
----------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.61   $0.46   $0.72   $0.68   $0.63   $0.62  $0.59  $0.48  $0.68  $0.90
Accumulation unit value at end of period       $0.69   $0.61   $0.46   $0.72   $0.68   $0.63  $0.62  $0.59  $0.48  $0.68
Number of accumulation units outstanding at
end of period (000 omitted)                      226     259     265     305     318     237    244    135     71    384
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.05   $0.87   $1.26   $1.20   $1.05   $1.03  $1.00     --     --     --
Accumulation unit value at end of period       $1.18   $1.05   $0.87   $1.26   $1.20   $1.05  $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        1       9      14       1       1       1      1     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.76   $0.62   $1.09   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $0.82   $0.76   $0.62   $1.09      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       18      19      17      18      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.22   $0.95   $1.54   $1.51   $1.25   $1.14  $1.00     --     --     --
Accumulation unit value at end of period       $1.25   $1.22   $0.95   $1.54   $1.51   $1.25  $1.14     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       14      63      66     115      87      57      9     --     --     --
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.00   $0.70   $0.98   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $1.07   $1.00   $0.70   $0.98      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,158  31,381  22,672  16,330      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.13   $0.83   $1.28   $1.20   $1.10   $1.06  $1.02  $0.91  $1.00     --
Accumulation unit value at end of period       $1.31   $1.13   $0.83   $1.28   $1.20   $1.10  $1.06  $1.02  $0.91     --
Number of accumulation units outstanding at
end of period (000 omitted)                       11      11       8      25      83     118     97     53     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.50   $1.13   $2.00   $1.74   $1.58   $1.38  $1.22  $0.97  $1.00     --
Accumulation unit value at end of period       $1.73   $1.50   $1.13   $2.00   $1.74   $1.58  $1.38  $1.22  $0.97     --
Number of accumulation units outstanding at
end of period (000 omitted)                   13,957  27,907  47,719  43,300  45,089  16,531  3,067    152     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.13   $0.85   $1.47   $1.40   $1.25   $1.05  $1.06  $0.86  $0.95  $1.00
Accumulation unit value at end of period       $1.31   $1.13   $0.85   $1.47   $1.40   $1.25  $1.05  $1.06  $0.86  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                       61      67      72      79      90      82     92     19     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $0.98   $0.78   $1.37   $1.25   $1.13   $1.07  $1.03  $0.85  $1.00     --
Accumulation unit value at end of period       $1.10   $0.98   $0.78   $1.37   $1.25   $1.13  $1.07  $1.03  $0.85     --
Number of accumulation units outstanding at
end of period (000 omitted)                       36      45      48     218     339     345    306    122      2     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $0.84   $0.67   $1.29   $1.04   $0.99   $0.96  $0.94  $0.73  $1.00     --
Accumulation unit value at end of period       $1.03   $0.84   $0.67   $1.29   $1.04   $0.99  $0.96  $0.94  $0.73     --
Number of accumulation units outstanding at
end of period (000 omitted)                      128     125     129     305     368     324    327     68     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.42   $1.01   $1.37   $1.36   $1.25   $1.24  $1.15  $0.92  $0.91  $1.00
Accumulation unit value at end of period       $1.59   $1.42   $1.01   $1.37   $1.36   $1.25  $1.24  $1.15  $0.92  $0.91
Number of accumulation units outstanding at
end of period (000 omitted)                       90     102     127     159     157     123    186    155     59     43
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.17   $1.03   $1.08   $1.06   $1.03   $1.03  $1.00     --     --     --
Accumulation unit value at end of period       $1.23   $1.17   $1.03   $1.08   $1.06   $1.03  $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    6,648  45,428  40,566  40,253  12,953   8,188  1,336     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                         $1.85   $1.35   $2.27   $2.00   $1.81   $1.56  $1.27  $0.94  $1.06  $1.00
Accumulation unit value at end of period       $2.34   $1.85   $1.35   $2.27   $2.00   $1.81  $1.56  $1.27  $0.94  $1.06
Number of accumulation units outstanding at
end of period (000 omitted)                    2,096  12,835  18,330  11,091   7,570   3,100  1,208    722    290     13
----------------------------------------------------------------------------------------------------------------------------


 122    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005    2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.17   $0.94   $1.71   $1.49   $1.28   $1.10  $1.00     --     --     --
Accumulation unit value at end of period       $1.30   $1.17   $0.94   $1.71   $1.49   $1.28  $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,249   4,907   4,814   4,416   4,843   4,036  1,573     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.48   $1.27   $2.23   $2.87   $2.42   $2.17  $1.68  $1.26  $1.25  $1.18
Accumulation unit value at end of period       $1.76   $1.48   $1.27   $2.23   $2.87   $2.42  $2.17  $1.68  $1.26  $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                      258     622     854   1,179     527     512    421    292    334    125
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.52   $1.14   $1.65   $1.61   $1.39   $1.39  $1.24  $0.96  $0.98  $0.99
Accumulation unit value at end of period       $1.68   $1.52   $1.14   $1.65   $1.61   $1.39  $1.39  $1.24  $0.96  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                    1,832   2,044   2,501   3,051   2,743   2,554  2,119  1,118    777    413
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.01   $0.88   $1.22   $1.28   $1.11   $1.09  $1.00     --     --     --
Accumulation unit value at end of period       $1.20   $1.01   $0.88   $1.22   $1.28   $1.11  $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      113     134     142     160      63      38     14     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.37   $1.08   $1.63   $1.70   $1.48   $1.38  $1.14  $0.88  $1.00     --
Accumulation unit value at end of period       $1.72   $1.37   $1.08   $1.63   $1.70   $1.48  $1.38  $1.14  $0.88     --
Number of accumulation units outstanding at
end of period (000 omitted)                      166     194     231     311     300     281    284     75     11     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.50   $0.36   $0.63   $0.57   $0.54   $0.52  $0.48  $0.35  $0.50  $0.60
Accumulation unit value at end of period       $0.63   $0.50   $0.36   $0.63   $0.57   $0.54  $0.52  $0.48  $0.35  $0.50
Number of accumulation units outstanding at
end of period (000 omitted)                      738     838   1,058   1,427   1,612   1,719  1,992  1,273  1,008    617
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.36   $1.10   $1.78   $1.75   $1.50   $1.38  $1.25  $1.01  $1.17  $1.11
Accumulation unit value at end of period       $1.49   $1.36   $1.10   $1.78   $1.75   $1.50  $1.38  $1.25  $1.01  $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                    1,353   1,660   1,878   2,787   9,197   2,844  3,112    870    324     24
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.47   $1.09   $1.86   $1.64   $1.37   $1.27  $1.09  $0.84  $1.00     --
Accumulation unit value at end of period       $1.56   $1.47   $1.09   $1.86   $1.64   $1.37  $1.27  $1.09  $0.84     --
Number of accumulation units outstanding at
end of period (000 omitted)                      161     166     180     309     377     365    308    127      1     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.63   $1.40   $1.34   $1.23   $1.11   $1.16  $1.00     --     --     --
Accumulation unit value at end of period       $1.83   $1.63   $1.40   $1.34   $1.23   $1.11  $1.16     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,938  34,264  32,433  35,814  23,082   7,734  1,493     --     --     --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.06   $0.82   $1.45   $1.44   $1.20   $1.12  $1.00     --     --     --
Accumulation unit value at end of period       $1.12   $1.06   $0.82   $1.45   $1.44   $1.20  $1.12     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      269     256     311     510     376     226    177     --     --     --
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $2.37   $1.81   $2.93   $2.88   $2.53   $2.28  $1.84  $1.46  $1.56  $1.41
Accumulation unit value at end of period       $2.91   $2.37   $1.81   $2.93   $2.88   $2.53  $2.28  $1.84  $1.46  $1.56
Number of accumulation units outstanding at
end of period (000 omitted)                    2,833  10,008  11,967  11,638   9,377   4,128  1,284    550    386    321
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.72   $0.61   $0.98   $1.02   $0.92   $0.87  $0.77  $0.61  $0.79  $0.91
Accumulation unit value at end of period       $0.80   $0.72   $0.61   $0.98   $1.02   $0.92  $0.87  $0.77  $0.61  $0.79
Number of accumulation units outstanding at
end of period (000 omitted)                      322     468     492     587     636     956    816    519    391    286
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                         $1.07   $0.74   $1.56   $1.56   $1.41   $1.36  $1.24  $0.95  $1.00     --
Accumulation unit value at end of period       $1.12   $1.07   $0.74   $1.56   $1.56   $1.41  $1.36  $1.24  $0.95     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,830   2,251   2,882   2,554   2,791   3,249  1,479    220     70     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.47   $0.39   $0.69   $0.63   $0.60   $0.56  $0.54  $0.42  $0.57  $0.75
Accumulation unit value at end of period       $0.53   $0.47   $0.39   $0.69   $0.63   $0.60  $0.56  $0.54  $0.42  $0.57
Number of accumulation units outstanding at
end of period (000 omitted)                      205     223     331     415     423     483    662    647    503    517
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                         $0.86   $0.72   $1.28   $1.16   $1.12   $1.05  $1.00  $0.79  $1.00     --
Accumulation unit value at end of period       $0.97   $0.86   $0.72   $1.28   $1.16   $1.12  $1.05  $1.00  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                      380   4,126   3,856   4,110   3,472     324    329    238     --     --
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    123

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005    2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.37   $0.98   $1.89   $1.74   $1.52   $1.42  $1.25  $0.94  $1.00     --
Accumulation unit value at end of period       $1.60   $1.37   $0.98   $1.89   $1.74   $1.52  $1.42  $1.25  $0.94     --
Number of accumulation units outstanding at
end of period (000 omitted)                       86      97     110     133     147     153    163     29     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                         $0.99   $0.79   $1.15   $1.08   $1.00      --     --     --     --     --
Accumulation unit value at end of period       $1.07   $0.99   $0.79   $1.15   $1.08      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      269     330     358     424     575      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
period                                         $0.98   $0.78   $1.14   $1.08   $1.00      --     --     --     --     --
Accumulation unit value at end of period       $1.06   $0.98   $0.78   $1.14   $1.08      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       12      12      11      14      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.90   $0.72   $1.03   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $0.93   $0.90   $0.72   $1.03      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       29      14      17       9      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.81   $0.61   $1.04   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $0.89   $0.81   $0.61   $1.04      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,471  61,756  25,377  13,924      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.19   $0.93   $1.33   $1.24   $1.14   $1.08  $1.00     --     --     --
Accumulation unit value at end of period       $1.33   $1.19   $0.93   $1.33   $1.24   $1.14  $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      426     560     664     808     912   1,051    427     --     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.30   $1.03   $1.63   $1.70   $1.49   $1.45  $1.26  $0.98  $1.00     --
Accumulation unit value at end of period       $1.48   $1.30   $1.03   $1.63   $1.70   $1.49  $1.45  $1.26  $0.98     --
Number of accumulation units outstanding at
end of period (000 omitted)                   16,064  35,637  43,373  36,774  36,888  18,912  3,700     73     --     --
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.35   $1.11   $1.66   $1.65   $1.45   $1.34  $1.20  $0.96  $1.00     --
Accumulation unit value at end of period       $1.49   $1.35   $1.11   $1.66   $1.65   $1.45  $1.34  $1.20  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                      103      88     102     221     225     252    244     80     --     --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.83   $0.62   $1.05   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $0.94   $0.83   $0.62   $1.05      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,565  65,361  54,012  36,050      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.84   $0.60   $1.03   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $1.04   $0.84   $0.60   $1.03      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       80      45      27      10      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.07   $0.78   $1.27   $1.16   $1.10   $1.07  $1.00     --     --     --
Accumulation unit value at end of period       $1.18   $1.07   $0.78   $1.27   $1.16   $1.10  $1.07     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       11      11      11      11      11      11     11     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.90   $0.72   $1.09   $1.01   $0.91   $0.86  $0.78  $0.65  $0.84  $1.02
Accumulation unit value at end of period       $0.98   $0.90   $0.72   $1.09   $1.01   $0.91  $0.86  $0.78  $0.65  $0.84
Number of accumulation units outstanding at
end of period (000 omitted)                      294     363     384     402     403     451    539    354    166    151
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.08   $0.86   $1.32   $1.22   $1.10   $1.04  $0.96  $0.80  $1.00     --
Accumulation unit value at end of period       $1.17   $1.08   $0.86   $1.32   $1.22   $1.10  $1.04  $0.96  $0.80     --
Number of accumulation units outstanding at
end of period (000 omitted)                       14      14      14      74      85      68     41     21     --     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.10   $0.69   $1.16   $1.15   $1.04   $1.00  $0.96  $0.73  $1.00     --
Accumulation unit value at end of period       $1.47   $1.10   $0.69   $1.16   $1.15   $1.04  $1.00  $0.96  $0.73     --
Number of accumulation units outstanding at
end of period (000 omitted)                       92      96     101     141     155     155    138    107      1     --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.15   $0.99   $1.30   $1.28   $1.16   $1.15  $1.06  $0.93  $1.00     --
Accumulation unit value at end of period       $1.24   $1.15   $0.99   $1.30   $1.28   $1.16  $1.15  $1.06  $0.93     --
Number of accumulation units outstanding at
end of period (000 omitted)                      617     632     661   1,039   1,095   1,130  1,184    348      7     --
----------------------------------------------------------------------------------------------------------------------------



 124    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005    2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.22   $0.93   $1.53   $1.21   $0.94   $0.82  $0.64  $0.48  $0.63  $0.85
Accumulation unit value at end of period       $1.37   $1.22   $0.93   $1.53   $1.21   $0.94  $0.82  $0.64  $0.48  $0.63
Number of accumulation units outstanding at
end of period (000 omitted)                      181     217     283     580     675     770    912    684    721    713
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
period                                         $2.13   $1.63   $2.67   $2.13   $1.65   $1.44  $1.13  $0.85  $1.00     --
Accumulation unit value at end of period       $2.38   $2.13   $1.63   $2.67   $2.13   $1.65  $1.44  $1.13  $0.85     --
Number of accumulation units outstanding at
end of period (000 omitted)                       43      56      66     103      85      72     63     37      9     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.64   $0.46   $0.85   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $0.77   $0.64   $0.46   $0.85      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      333  14,104  18,345   7,208      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.91   $0.59   $1.12   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $1.18   $0.91   $0.59   $1.12      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       19      10       9       8      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.71   $1.35   $2.21   $2.72   $2.00   $1.74  $1.30  $0.96  $1.00     --
Accumulation unit value at end of period       $2.18   $1.71   $1.35   $2.21   $2.72   $2.00  $1.74  $1.30  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                       40      41      44      46      47      48     50      7     --     --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.34   $1.06   $1.74   $2.14   $1.58   $1.37  $1.00     --     --     --
Accumulation unit value at end of period       $1.70   $1.34   $1.06   $1.74   $2.14   $1.58  $1.37     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      289     498     554     553     510     443    177     --     --     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.20   $0.84   $1.58   $1.41   $1.33   $1.29  $1.24  $0.97  $1.00     --
Accumulation unit value at end of period       $1.28   $1.20   $0.84   $1.58   $1.41   $1.33  $1.29  $1.24  $0.97     --
Number of accumulation units outstanding at
end of period (000 omitted)                    5,659   6,442   7,744   7,383   8,562   6,720  1,419     14     --     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.37   $1.00   $1.71   $1.64   $1.42   $1.27  $1.08  $0.77  $1.00     --
Accumulation unit value at end of period       $1.56   $1.37   $1.00   $1.71   $1.64   $1.42  $1.27  $1.08  $0.77     --
Number of accumulation units outstanding at
end of period (000 omitted)                      469     582     612     831     683     680    562    136     --     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.41   $1.21   $1.44   $1.34   $1.27   $1.26  $1.18  $1.03  $1.00     --
Accumulation unit value at end of period       $1.60   $1.41   $1.21   $1.44   $1.34   $1.27  $1.26  $1.18  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                    6,880  57,951  47,806  44,474  21,466   9,445  2,076    137      5     --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of
period                                         $1.53   $1.14   $1.86   $1.92   $1.70   $1.58  $1.35  $0.95  $1.00     --
Accumulation unit value at end of period       $1.85   $1.53   $1.14   $1.86   $1.92   $1.70  $1.58  $1.35  $0.95     --
Number of accumulation units outstanding at
end of period (000 omitted)                      185     206     207     221     168     168    143     64     18     --
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                         $1.02   $0.85   $1.03   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $1.13   $1.02   $0.85   $1.03      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,090  33,919  46,677  37,481      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.14   $0.92   $1.13   $1.15   $1.14   $1.02  $0.97  $0.84  $1.00     --
Accumulation unit value at end of period       $1.15   $1.14   $0.92   $1.13   $1.15   $1.14  $1.02  $0.97  $0.84     --
Number of accumulation units outstanding at
end of period (000 omitted)                       23      97     123     136     162     175    177    188     73     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                         $0.93   $0.73   $1.21   $1.31   $1.15   $1.11  $1.02  $0.81  $1.00     --
Accumulation unit value at end of period       $1.05   $0.93   $0.73   $1.21   $1.31   $1.15  $1.11  $1.02  $0.81     --
Number of accumulation units outstanding at
end of period (000 omitted)                       50       8      11      33      59      57     66     52     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.27   $0.88   $1.18   $1.14   $1.11   $1.10  $1.07  $1.05  $1.00     --
Accumulation unit value at end of period       $1.37   $1.27   $0.88   $1.18   $1.14   $1.11  $1.10  $1.07  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2      --      53      83     110     69     37     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.68   $0.56   $1.01   $0.95   $0.75   $0.68  $0.60  $0.47  $0.58  $0.75
Accumulation unit value at end of period       $0.74   $0.68   $0.56   $1.01   $0.95   $0.75  $0.68  $0.60  $0.47  $0.58
Number of accumulation units outstanding at
end of period (000 omitted)                      877     955   1,134   1,511   1,624   1,716  1,786  1,760  1,350  1,244
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    125

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005    2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --      --     --     --     --     --
Accumulation unit value at end of period       $1.13      --      --      --      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      125      --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
period                                         $0.95   $0.73   $1.23   $1.44   $1.25   $1.18  $1.00     --     --     --
Accumulation unit value at end of period       $1.18   $0.95   $0.73   $1.23   $1.44   $1.25  $1.18     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      299     325     340     355   5,948      89      5     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.01   $0.83   $1.20   $1.20   $1.07   $1.05  $0.97  $0.82  $1.00     --
Accumulation unit value at end of period       $1.12   $1.01   $0.83   $1.20   $1.20   $1.07  $1.05  $0.97  $0.82     --
Number of accumulation units outstanding at
end of period (000 omitted)                        9       9      36      50      54      57     60     12     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.02   $1.03   $1.03   $1.00   $0.97   $0.96  $0.97  $0.99  $1.00     --
Accumulation unit value at end of period       $1.00   $1.02   $1.03   $1.03   $1.00   $0.97  $0.96  $0.97  $0.99     --
Number of accumulation units outstanding at
end of period (000 omitted)                    3,587  19,621   8,230   5,476   2,192   1,151    399     76     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of
period                                         $1.18   $1.05   $1.14   $1.10   $1.07   $1.07  $1.04  $1.01  $1.00     --
Accumulation unit value at end of period       $1.26   $1.18   $1.05   $1.14   $1.10   $1.07  $1.07  $1.04  $1.01     --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,009  84,971  77,286  67,959  33,990   1,077    842    152     40     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.42   $1.13   $1.94   $1.83   $1.55   $1.39  $1.20  $0.86  $1.08  $1.08
Accumulation unit value at end of period       $1.63   $1.42   $1.13   $1.94   $1.83   $1.55  $1.39  $1.20  $0.86  $1.08
Number of accumulation units outstanding at
end of period (000 omitted)                   10,953  63,435  55,414  35,371  27,624   9,764    608    392    325    144
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.56   $0.46   $0.81   $0.80   $0.70   $0.67  $0.65  $0.51  $0.67  $0.83
Accumulation unit value at end of period       $0.64   $0.56   $0.46   $0.81   $0.80   $0.70  $0.67  $0.65  $0.51  $0.67
Number of accumulation units outstanding at
end of period (000 omitted)                    9,784  12,306  14,085  14,409  15,807  17,584  7,616     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                         $1.12   $1.07   $1.09   $1.02   $1.00      --     --     --     --     --
Accumulation unit value at end of period       $1.15   $1.12   $1.07   $1.09   $1.02      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,737  67,428  34,578  35,149  26,599      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.39   $0.92   $1.25   $1.25   $1.14   $1.12  $1.02  $0.83  $0.90  $0.87
Accumulation unit value at end of period       $1.55   $1.39   $0.92   $1.25   $1.25   $1.14  $1.12  $1.02  $0.83  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                    2,244   4,591   5,601   6,703   8,935   4,144    855    325     80     90
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of
period                                         $1.33   $0.95   $1.19   $1.18   $1.11   $1.10  $1.00     --     --     --
Accumulation unit value at end of period       $1.48   $1.33   $0.95   $1.19   $1.18   $1.11  $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,436  41,498  25,442  20,776   8,355       8     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.36   $0.85   $1.56   $1.40   $1.42   $1.31  $1.22  $1.02  $1.00     --
Accumulation unit value at end of period       $1.69   $1.36   $0.85   $1.56   $1.40   $1.42  $1.31  $1.22  $1.02     --
Number of accumulation units outstanding at
end of period (000 omitted)                      314     406     643     597     708     735    335     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.74   $0.54   $1.00   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $0.90   $0.74   $0.54   $1.00      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      171     136     136     136      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.00   $0.81   $1.30   $1.26   $1.11   $1.08  $1.00     --     --     --
Accumulation unit value at end of period       $1.13   $1.00   $0.81   $1.30   $1.26   $1.11  $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      408     405     374     367     227     227    174     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.19   $1.14   $1.19   $1.15   $1.13   $1.13  $1.14  $1.14  $1.10  $1.05
Accumulation unit value at end of period       $1.20   $1.19   $1.14   $1.19   $1.15   $1.13  $1.13  $1.14  $1.14  $1.10
Number of accumulation units outstanding at
end of period (000 omitted)                    2,681  13,727   7,345   6,207   5,084   3,085  1,544  1,019    864    413
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $0.93   $0.69   $1.27   $1.25   $1.14   $1.07  $1.00     --     --     --
Accumulation unit value at end of period       $1.07   $0.93   $0.69   $1.27   $1.25   $1.14  $1.07     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      331     809   5,059   3,798      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------



 126    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005    2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $0.96   $0.77   $1.29   $1.32   $1.13   $1.10  $1.00     --     --     --
Accumulation unit value at end of period       $1.13   $0.96   $0.77   $1.29   $1.32   $1.13  $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2       3       2       3       3     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.00   $0.73   $1.21   $1.29   $1.17   $1.14  $0.97  $0.67  $0.82  $0.89
Accumulation unit value at end of period       $1.25   $1.00   $0.73   $1.21   $1.29   $1.17  $1.14  $0.97  $0.67  $0.82
Number of accumulation units outstanding at
end of period (000 omitted)                       37      48      69     330     434     444    441    399     78     79
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $2.14   $1.25   $2.75   $2.02   $1.54   $1.17  $1.00     --     --     --
Accumulation unit value at end of period       $2.52   $2.14   $1.25   $2.75   $2.02   $1.54  $1.17     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,741  12,170  16,976  10,106   9,010   5,172  1,070     --     --     --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.27   $1.01   $1.73   $1.56   $1.28   $1.14  $1.00     --     --     --
Accumulation unit value at end of period       $1.42   $1.27   $1.01   $1.73   $1.56   $1.28  $1.14     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       13      13      20      20      20      16      1     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --      --     --     --     --     --
Accumulation unit value at end of period       $1.12      --      --      --      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    3,678      --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --      --     --     --     --     --
Accumulation unit value at end of period       $1.12      --      --      --      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   68,262      --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --      --     --     --     --     --
Accumulation unit value at end of period       $1.04      --      --      --      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,476      --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --      --     --     --     --     --
Accumulation unit value at end of period       $1.04      --      --      --      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   58,932      --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                         $0.77   $0.60   $0.99   $1.00      --      --     --     --     --     --
Accumulation unit value at end of period       $0.84   $0.77   $0.60   $0.99      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,012  81,300  45,483  28,284      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.08   $0.80   $1.29   $1.24   $1.08   $1.10  $1.00     --     --     --
Accumulation unit value at end of period       $1.29   $1.08   $0.80   $1.29   $1.24   $1.08  $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        7       7       7       7       8       8      2     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --      --     --     --     --     --
Accumulation unit value at end of period       $1.09      --      --      --      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   32,170      --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --      --     --     --     --     --
Accumulation unit value at end of period       $1.09      --      --      --      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                  516,525      --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --      --     --     --     --     --
Accumulation unit value at end of period       $1.11      --      --      --      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   25,057      --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --      --     --     --     --     --
Accumulation unit value at end of period       $1.11      --      --      --      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                  254,807      --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --      --     --     --     --     --
Accumulation unit value at end of period       $1.06      --      --      --      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    6,739      --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    127

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2010    2009    2008    2007    2006    2005    2004   2003   2002   2001
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --      --     --     --     --     --
Accumulation unit value at end of period       $1.07      --      --      --      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                   81,004      --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (05/01/2002)
Accumulation unit value at beginning of
period                                         $1.31   $0.98   $1.45   $1.55   $1.31   $1.26  $1.07  $0.79  $1.00     --
Accumulation unit value at end of period       $1.60   $1.31   $0.98   $1.45   $1.55   $1.31  $1.26  $1.07  $0.79     --
Number of accumulation units outstanding at
end of period (000 omitted)                    5,828   9,670  11,364  11,900  10,097   9,125  1,935     72     20     --
----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.74   $1.18   $2.21   $1.94   $1.44   $1.20  $1.00     --     --     --
Accumulation unit value at end of period       $2.14   $1.74   $1.18   $2.21   $1.94   $1.44  $1.20     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    2,430  14,141  19,452  10,278   8,406   4,181    858     --     --     --
----------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of
period                                         $1.15   $0.82   $1.39   $1.34   $1.26   $1.15  $1.00     --     --     --
Accumulation unit value at end of period       $1.39   $1.15   $0.82   $1.39   $1.34   $1.26  $1.15     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,208  17,593  17,008  13,828   7,563   5,332    946     --     --     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
period                                         $1.44   $1.08   $1.64   $1.55   $1.40   $1.31  $1.22  $0.96  $1.00     --
Accumulation unit value at end of period       $1.65   $1.44   $1.08   $1.64   $1.55   $1.40  $1.31  $1.22  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                      412     948     746     632     875     517    322    203      6     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.95   $0.83   $1.20   $1.13   $1.03   $0.99  $0.92  $0.77  $0.90  $0.98
Accumulation unit value at end of period       $1.05   $0.95   $0.83   $1.20   $1.13   $1.03  $0.99  $0.92  $0.77  $0.90
Number of accumulation units outstanding at
end of period (000 omitted)                      822     941   1,078   1,784   2,517   2,665  2,740  2,853  2,230  1,777
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                         $1.41   $1.24   $2.17   $1.92   $1.59   $1.40  $1.20  $0.93  $1.00     --
Accumulation unit value at end of period       $1.62   $1.41   $1.24   $2.17   $1.92   $1.59  $1.40  $1.20  $0.93     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,408   1,909   1,823   1,770   2,013   1,419    443    326     53     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.98   $0.86   $1.37   $1.36   $1.17   $1.12  $1.03  $0.83  $1.05  $1.12
Accumulation unit value at end of period       $1.10   $0.98   $0.86   $1.37   $1.36   $1.17  $1.12  $1.03  $0.83  $1.05
Number of accumulation units outstanding at
end of period (000 omitted)                    1,342   4,297   1,427   1,795   1,983   2,255  1,615  1,429    993    522
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
period                                         $1.63   $1.15   $1.61   $1.47   $1.41   $1.39  $1.32  $0.96  $1.00     --
Accumulation unit value at end of period       $1.91   $1.63   $1.15   $1.61   $1.47   $1.41  $1.39  $1.32  $0.96     --
Number of accumulation units outstanding at
end of period (000 omitted)                    4,103   2,160   2,719   3,312   3,653   2,474    717    169     45     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $0.48   $0.32   $0.55   $0.49   $0.41   $0.39  $0.35  $0.25  $0.41  $0.56
Accumulation unit value at end of period       $0.60   $0.48   $0.32   $0.55   $0.49   $0.41  $0.39  $0.35  $0.25  $0.41
Number of accumulation units outstanding at
end of period (000 omitted)                    2,412     611     755     924   1,086   1,314  1,371  1,396    976    911
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of
period                                         $1.00      --      --      --      --      --     --     --     --     --
Accumulation unit value at end of period       $1.22      --      --      --      --      --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      253      --      --      --      --      --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
period                                         $1.53   $1.39   $1.38   $1.33   $1.30   $1.30  $1.26  $1.18  $1.12  $1.06
Accumulation unit value at end of period       $1.61   $1.53   $1.39   $1.38   $1.33   $1.30  $1.30  $1.26  $1.18  $1.12
Number of accumulation units outstanding at
end of period (000 omitted)                    5,466  11,055  11,176  16,465  11,634   3,551    990    627    579    548
----------------------------------------------------------------------------------------------------------------------------






 128    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period         $1.00   $0.82   $1.00      --      --     --     --     --
Accumulation unit value at end of period               $1.09   $1.00   $0.82      --      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     142      35      50      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period         $1.03   $0.68   $1.32   $1.12   $1.05  $1.04  $1.00  $1.00
Accumulation unit value at end of period               $1.20   $1.03   $0.68   $1.32   $1.12  $1.05  $1.04  $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                      18      15      58       7       6      6      6     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period         $0.98   $0.83   $1.43   $1.39   $1.21  $1.17  $1.07  $1.00
Accumulation unit value at end of period               $1.09   $0.98   $0.83   $1.43   $1.39  $1.21  $1.17  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                     114     134     174     251      91     97     97     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period         $1.14   $0.87   $1.88   $1.82   $1.37  $1.20  $1.00     --
Accumulation unit value at end of period               $1.17   $1.14   $0.87   $1.88   $1.82  $1.37  $1.20     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   3,596  11,757  15,828   9,576   6,198  3,335    653     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period         $1.07   $0.79   $1.34   $1.20   $1.23  $1.09  $1.02  $1.00
Accumulation unit value at end of period               $1.15   $1.07   $0.79   $1.34   $1.20  $1.23  $1.09  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                      --      --      11      11      11     11     11     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period         $1.18   $1.09   $1.13   $1.05   $1.05  $1.05  $1.00     --
Accumulation unit value at end of period               $1.22   $1.18   $1.09   $1.13   $1.05  $1.05  $1.05     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   5,323   5,617   5,447   8,784  10,182  7,937  1,618     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period         $1.25   $0.96   $1.76   $1.52   $1.24  $1.12  $1.00     --
Accumulation unit value at end of period               $1.39   $1.25   $0.96   $1.76   $1.52  $1.24  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       1       1       1      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period         $0.85   $0.67   $0.90   $1.00      --     --     --     --
Accumulation unit value at end of period               $0.99   $0.85   $0.67   $0.90      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      --      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period         $0.91   $0.69   $1.20   $1.01   $1.06  $1.06  $1.00     --
Accumulation unit value at end of period               $1.03   $0.91   $0.69   $1.20   $1.01  $1.06  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   4,344   5,028   5,587   5,961  16,187  4,805    716     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period         $1.03   $0.87   $1.22   $1.31   $1.12  $1.09  $1.00     --
Accumulation unit value at end of period               $1.14   $1.03   $0.87   $1.22   $1.31  $1.12  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      --       8      --       2       4     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period         $1.11   $0.79   $1.06   $1.06   $1.00     --     --     --
Accumulation unit value at end of period               $1.22   $1.11   $0.79   $1.06   $1.06     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   1,842   1,977   2,390   4,965   6,135     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period         $0.83   $0.67   $1.12   $1.00      --     --     --     --
Accumulation unit value at end of period               $0.99   $0.83   $0.67   $1.12      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     735  33,787  25,921  16,433      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period         $0.78   $0.57   $1.13   $1.00      --     --     --     --
Accumulation unit value at end of period               $0.87   $0.78   $0.57   $1.13      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      --      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period         $1.18   $0.96   $1.36   $1.42   $1.21  $1.17  $1.00     --
Accumulation unit value at end of period               $1.46   $1.18   $0.96   $1.36   $1.42  $1.21  $1.17     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     353  17,451  13,991  11,030       5     --     --     --
---------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period         $0.84   $0.72   $1.10   $1.00      --     --     --     --
Accumulation unit value at end of period               $0.96   $0.84   $0.72   $1.10      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      36     162     253     116      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period         $0.99   $0.75   $1.27   $1.28   $1.21  $1.13  $1.00     --
Accumulation unit value at end of period               $1.24   $0.99   $0.75   $1.27   $1.28  $1.21  $1.13     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      --      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    129

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period         $1.07   $0.69   $1.20   $1.07   $1.05  $1.03  $1.00     --
Accumulation unit value at end of period               $1.37   $1.07   $0.69   $1.20   $1.07  $1.05  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     865   1,145   1,458   1,512   3,643  1,312    251     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period         $1.04   $0.87   $1.26   $1.20   $1.05  $1.03  $1.00     --
Accumulation unit value at end of period               $1.18   $1.04   $0.87   $1.26   $1.20  $1.05  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      11      11      10      10       8      8     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period         $0.76   $0.62   $1.09   $1.00      --     --     --     --
Accumulation unit value at end of period               $0.82   $0.76   $0.62   $1.09      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       6       6      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period         $1.21   $0.94   $1.54   $1.50   $1.25  $1.14  $1.00     --
Accumulation unit value at end of period               $1.24   $1.21   $0.94   $1.54   $1.50  $1.25  $1.14     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      14      13      15      37      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period         $1.00   $0.70   $0.98   $1.00      --     --     --     --
Accumulation unit value at end of period               $1.07   $1.00   $0.70   $0.98      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     473  12,857  10,276   7,887      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $1.28   $0.96   $1.70   $1.48   $1.35  $1.18  $1.04  $1.00
Accumulation unit value at end of period               $1.47   $1.28   $0.96   $1.70   $1.48  $1.35  $1.18  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                   7,138  12,738  24,186  22,112  23,330  8,017  1,767     52
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $0.91   $0.73   $1.40   $1.13   $1.08  $1.04  $1.03  $1.00
Accumulation unit value at end of period               $1.11   $0.91   $0.73   $1.40   $1.13  $1.08  $1.04  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     148     149     148     177     120    116     75      1
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period         $1.16   $1.03   $1.08   $1.06   $1.03  $1.03  $1.00     --
Accumulation unit value at end of period               $1.23   $1.16   $1.03   $1.08   $1.06  $1.03  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   5,396  21,112  20,451  22,256   8,675  6,495  1,052     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $1.55   $1.13   $1.90   $1.68   $1.52  $1.31  $1.07  $1.00
Accumulation unit value at end of period               $1.96   $1.55   $1.13   $1.90   $1.68  $1.52  $1.31  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                   1,066   6,330   9,517   5,907   3,603  1,073    223     25
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $1.27   $1.03   $1.87   $1.62   $1.40  $1.20  $1.08  $1.00
Accumulation unit value at end of period               $1.41   $1.27   $1.03   $1.87   $1.62  $1.40  $1.20  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                     729     813     898     902   1,569  1,336    646     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $0.93   $0.80   $1.41   $1.81   $1.53  $1.37  $1.06  $1.00
Accumulation unit value at end of period               $1.11   $0.93   $0.80   $1.41   $1.81  $1.53  $1.37  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      32      35      34      27      25     27     24     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period         $1.22   $0.92   $1.33   $1.30   $1.12  $1.12  $1.00     --
Accumulation unit value at end of period               $1.35   $1.22   $0.92   $1.33   $1.30  $1.12  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     620     811     766   1,067   1,115    900    530     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period         $1.01   $0.87   $1.22   $1.28   $1.11  $1.09  $1.00     --
Accumulation unit value at end of period               $1.19   $1.01   $0.87   $1.22   $1.28  $1.11  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     211     226     252     241     224    135     66     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $1.27   $1.00   $1.53   $1.59   $1.38  $1.29  $1.06  $1.00
Accumulation unit value at end of period               $1.61   $1.27   $1.00   $1.53   $1.59  $1.38  $1.29  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      21      22      37      85      87     88     89      6
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $1.08   $0.76   $1.35   $1.23   $1.16  $1.12  $1.02  $1.00
Accumulation unit value at end of period               $1.35   $1.08   $0.76   $1.35   $1.23  $1.16  $1.12  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                      50      56      59     123     137    133    132     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $1.16   $0.93   $1.51   $1.49   $1.28  $1.18  $1.06  $1.00
Accumulation unit value at end of period               $1.26   $1.16   $0.93   $1.51   $1.49  $1.28  $1.18  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                     674     895   1,047   1,381   5,785  1,149  1,138     48
---------------------------------------------------------------------------------------------------------------------



 130    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $1.44   $1.07   $1.82   $1.60   $1.34  $1.24  $1.07  $1.00
Accumulation unit value at end of period               $1.53   $1.44   $1.07   $1.82   $1.60  $1.34  $1.24  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      49      52      75     119     134    139    139      3
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period         $1.62   $1.39   $1.33   $1.22   $1.10  $1.16  $1.00     --
Accumulation unit value at end of period               $1.83   $1.62   $1.39   $1.33   $1.22  $1.10  $1.16     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   1,964  13,111  13,139  14,768   9,166  2,944    652     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period         $1.05   $0.82   $1.44   $1.44   $1.20  $1.12  $1.00     --
Accumulation unit value at end of period               $1.11   $1.05   $0.82   $1.44   $1.44  $1.20  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     428     645     603     682     487    237     46     --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period         $1.24   $0.95   $1.53   $1.51   $1.32  $1.19  $1.00     --
Accumulation unit value at end of period               $1.52   $1.24   $0.95   $1.53   $1.51  $1.32  $1.19     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   2,204   7,996  10,038   9,795   7,602  2,692    580     --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period         $0.69   $0.58   $0.94   $1.00      --     --     --     --
Accumulation unit value at end of period               $0.77   $0.69   $0.58   $0.94      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      --      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period         $0.92   $0.63   $1.34   $1.34   $1.21  $1.17  $1.07  $1.00
Accumulation unit value at end of period               $0.96   $0.92   $0.63   $1.34   $1.34  $1.21  $1.17  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                   1,547   1,710   2,094   1,862   2,222  2,605  1,046      7
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period         $0.88   $0.74   $1.31   $1.20   $1.15  $1.08  $1.03  $1.00
Accumulation unit value at end of period               $1.00   $0.88   $0.74   $1.31   $1.20  $1.15  $1.08  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       4       4       4       3      48     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.13   $0.81   $1.56   $1.44   $1.26  $1.17  $1.04  $1.00
Accumulation unit value at end of period               $1.32   $1.13   $0.81   $1.56   $1.44  $1.26  $1.17  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                      25      26      28      18      17     19     20      2
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period         $0.98   $0.78   $1.14   $1.08   $1.00     --     --     --
Accumulation unit value at end of period               $1.06   $0.98   $0.78   $1.14   $1.08     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      --      --       2      24      25     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period         $0.90   $0.72   $1.03   $1.00      --     --     --     --
Accumulation unit value at end of period               $0.93   $0.90   $0.72   $1.03      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      18      63      70       2      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period         $0.81   $0.61   $1.04   $1.00      --     --     --     --
Accumulation unit value at end of period               $0.89   $0.81   $0.61   $1.04      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     488  26,698  13,057   7,762      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period         $1.19   $0.93   $1.33   $1.24   $1.13  $1.08  $1.00     --
Accumulation unit value at end of period               $1.33   $1.19   $0.93   $1.33   $1.24  $1.13  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     299     359     400     505     677    778    302     --
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.11   $0.88   $1.39   $1.45   $1.27  $1.24  $1.08  $1.00
Accumulation unit value at end of period               $1.26   $1.11   $0.88   $1.39   $1.45  $1.27  $1.24  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                   8,099  17,057  21,384  18,828  19,119  8,988  1,681     10
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.22   $1.00   $1.50   $1.49   $1.31  $1.21  $1.08  $1.00
Accumulation unit value at end of period               $1.34   $1.22   $1.00   $1.50   $1.49  $1.31  $1.21  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                      15      24      24      24      22     22     22      5
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period         $0.83   $0.62   $1.05   $1.00      --     --     --     --
Accumulation unit value at end of period               $0.93   $0.83   $0.62   $1.05      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     699  29,013  27,015  19,888      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period         $0.84   $0.60   $1.03   $1.00      --     --     --     --
Accumulation unit value at end of period               $1.03   $0.84   $0.60   $1.03      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       3      40      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    131

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period         $1.09   $0.80   $1.29   $1.18   $1.12  $1.09  $1.02  $1.00
Accumulation unit value at end of period               $1.20   $1.09   $0.80   $1.29   $1.18  $1.12  $1.09  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                      19      19      19      19      19     19     19     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period         $1.12   $0.70   $1.18   $1.17   $1.06  $1.03  $0.98  $1.00
Accumulation unit value at end of period               $1.50   $1.12   $0.70   $1.18   $1.17  $1.06  $1.03  $0.98
Number of accumulation units outstanding at end of
period (000 omitted)                                      73      72      70      69      60     43     38     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period         $1.14   $0.99   $1.29   $1.27   $1.15  $1.14  $1.05  $1.00
Accumulation unit value at end of period               $1.23   $1.14   $0.99   $1.29   $1.27  $1.15  $1.14  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                     385     441     611     819     742    796    528     68
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period         $2.05   $1.57   $2.57   $2.05   $1.59  $1.39  $1.09  $1.00
Accumulation unit value at end of period               $2.29   $2.05   $1.57   $2.57   $2.05  $1.59  $1.39  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                     127     106      55      46      21     29     30     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period         $0.64   $0.46   $0.85   $1.00      --     --     --     --
Accumulation unit value at end of period               $0.77   $0.64   $0.46   $0.85      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     195   6,398   9,257   4,031      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period         $0.91   $0.59   $1.12   $1.00      --     --     --     --
Accumulation unit value at end of period               $1.18   $0.91   $0.59   $1.12      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      --      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.39   $1.10   $1.80   $2.21   $1.63  $1.42  $1.06  $1.00
Accumulation unit value at end of period               $1.77   $1.39   $1.10   $1.80   $2.21  $1.63  $1.42  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      11      11      11      12      16      6      6      1
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period         $1.33   $1.06   $1.73   $2.13   $1.58  $1.37  $1.00     --
Accumulation unit value at end of period               $1.70   $1.33   $1.06   $1.73   $2.13  $1.58  $1.37     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     199     248     255     199     254    230     74     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.02   $0.72   $1.35   $1.20   $1.14  $1.10  $1.05  $1.00
Accumulation unit value at end of period               $1.09   $1.02   $0.72   $1.35   $1.20  $1.14  $1.10  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                   3,449   3,777   4,378   4,182   5,176  3,882    714      5
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.36   $1.00   $1.70   $1.63   $1.41  $1.26  $1.08  $1.00
Accumulation unit value at end of period               $1.55   $1.36   $1.00   $1.70   $1.63  $1.41  $1.26  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                      60      63     140      76      72     71     54     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.23   $1.05   $1.26   $1.17   $1.11  $1.10  $1.03  $1.00
Accumulation unit value at end of period               $1.38   $1.23   $1.05   $1.26   $1.17  $1.11  $1.10  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                   4,672  27,805  24,993  24,576  12,471  6,319  1,918      6
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period         $0.30   $0.24   $1.16   $1.18   $1.10  $1.10  $1.03  $1.00
Accumulation unit value at end of period               $0.34   $0.30   $0.24   $1.16   $1.18  $1.10  $1.10  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      64      64      61      76      79     79     79     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.16   $0.86   $1.42   $1.46   $1.30  $1.20  $1.03  $1.00
Accumulation unit value at end of period               $1.40   $1.16   $0.86   $1.42   $1.46  $1.30  $1.20  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                     356     386     393     417     414    418    351     14
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period         $1.02   $0.85   $1.03   $1.00      --     --     --     --
Accumulation unit value at end of period               $1.13   $1.02   $0.85   $1.03      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     603  14,811  22,585  19,765      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.26   $1.01   $1.25   $1.27   $1.26  $1.13  $1.08  $1.00
Accumulation unit value at end of period               $1.27   $1.26   $1.01   $1.25   $1.27  $1.26  $1.13  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                      45      30      18      10       5      3      3     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period         $0.98   $0.77   $1.27   $1.38   $1.21  $1.17  $1.07  $1.00
Accumulation unit value at end of period               $1.10   $0.98   $0.77   $1.27   $1.38  $1.21  $1.17  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      --      --      --      17      18     17     17     --
---------------------------------------------------------------------------------------------------------------------



 132    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.24   $1.02   $1.84   $1.73   $1.38  $1.25  $1.10  $1.00
Accumulation unit value at end of period               $1.35   $1.24   $1.02   $1.84   $1.73  $1.38  $1.25  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                      49      60      74      77      84     98    103      6
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period         $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period               $1.13      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      --      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period         $0.98   $0.75   $1.24   $1.26   $1.15  $1.11  $1.05  $1.00
Accumulation unit value at end of period               $1.12   $0.98   $0.75   $1.24   $1.26  $1.15  $1.11  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      --      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period         $0.95   $0.73   $1.23   $1.43   $1.24  $1.18  $1.00     --
Accumulation unit value at end of period               $1.17   $0.95   $0.73   $1.23   $1.43  $1.24  $1.18     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      34      40      54      57   2,986     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period         $1.04   $1.06   $1.05   $1.02   $1.00  $0.99  $1.00  $1.00
Accumulation unit value at end of period               $1.02   $1.04   $1.06   $1.05   $1.02  $1.00  $0.99  $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                   2,601   8,934   4,450   2,213   1,656    856  2,485     23
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period         $1.14   $1.02   $1.11   $1.07   $1.04  $1.04  $1.01  $1.00
Accumulation unit value at end of period               $1.22   $1.14   $1.02   $1.11   $1.07  $1.04  $1.04  $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                   2,027  36,126  35,807  33,077  17,563    268    265     19
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period         $1.29   $1.03   $1.77   $1.67   $1.42  $1.27  $1.09  $1.00
Accumulation unit value at end of period               $1.49   $1.29   $1.03   $1.77   $1.67  $1.42  $1.27  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                   5,036  28,347  27,080  17,997  13,288  4,126     78      4
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period         $0.87   $0.71   $1.26   $1.24   $1.10  $1.05  $1.00     --
Accumulation unit value at end of period               $1.01   $0.87   $0.71   $1.26   $1.24  $1.10  $1.05     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   2,788   3,242   3,350   3,351   4,233  4,918  2,114     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period         $1.12   $1.07   $1.09   $1.02   $1.00     --     --     --
Accumulation unit value at end of period               $1.15   $1.12   $1.07   $1.09   $1.02     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   1,027  25,427  13,579  14,150  10,881     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period         $1.34   $0.89   $1.21   $1.20   $1.11  $1.08  $1.00     --
Accumulation unit value at end of period               $1.50   $1.34   $0.89   $1.21   $1.20  $1.11  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     931   1,071   1,357   1,830   1,837  1,278    200     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period         $1.33   $0.95   $1.19   $1.18   $1.11  $1.10  $1.00     --
Accumulation unit value at end of period               $1.48   $1.33   $0.95   $1.19   $1.18  $1.11  $1.10     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     503  16,721  11,616  10,245   4,449     --      6     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period         $1.13   $0.70   $1.30   $1.16   $1.18  $1.09  $1.02  $1.00
Accumulation unit value at end of period               $1.40   $1.13   $0.70   $1.30   $1.16  $1.18  $1.09  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                      62      71      91      77      94     94     71     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period         $0.74   $0.54   $0.99   $1.00      --     --     --     --
Accumulation unit value at end of period               $0.89   $0.74   $0.54   $0.99      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     124     124      63      63      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period         $1.05   $0.85   $1.37   $1.33   $1.17  $1.14  $1.06  $1.00
Accumulation unit value at end of period               $1.18   $1.05   $0.85   $1.37   $1.33  $1.17  $1.14  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                     669     867     928     740     714    700    619     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period         $1.04   $1.00   $1.05   $1.01   $0.99  $0.99  $1.00  $1.00
Accumulation unit value at end of period               $1.05   $1.04   $1.00   $1.05   $1.01  $0.99  $0.99  $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                   1,498   6,199   3,283   2,396   1,568    790    234     32
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period         $0.97   $0.72   $1.32   $1.30   $1.19  $1.12  $1.05  $1.00
Accumulation unit value at end of period               $1.12   $0.97   $0.72   $1.32   $1.30  $1.19  $1.12  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      79      87      77     109      --     --     --     --
---------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    133

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period         $0.95   $0.77   $1.29   $1.32   $1.13  $1.10  $1.00     --
Accumulation unit value at end of period               $1.13   $0.95   $0.77   $1.29   $1.32  $1.13  $1.10     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       6       6       6       6      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period         $2.13   $1.25   $2.74   $2.02   $1.54  $1.17  $1.00     --
Accumulation unit value at end of period               $2.51   $2.13   $1.25   $2.74   $2.02  $1.54  $1.17     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   1,189   4,952   7,641   4,674   4,284  2,111    441     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period         $1.26   $1.01   $1.72   $1.56   $1.28  $1.14  $1.00     --
Accumulation unit value at end of period               $1.41   $1.26   $1.01   $1.72   $1.56  $1.28  $1.14     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      10       7      38       1      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period         $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period               $1.12      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     396      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period         $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period               $1.12      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  44,968      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period         $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period               $1.04      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     888      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period         $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period               $1.04      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  25,316      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period         $0.77   $0.60   $0.99   $1.00      --     --     --     --
Accumulation unit value at end of period               $0.84   $0.77   $0.60   $0.99      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     764  35,985  22,914  15,422      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period         $1.07   $0.80   $1.28   $1.23   $1.08  $1.10  $1.00     --
Accumulation unit value at end of period               $1.29   $1.07   $0.80   $1.28   $1.23  $1.08  $1.10     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      42      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period         $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period               $1.09      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   5,115      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period         $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period               $1.09      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                 180,531      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period         $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period               $1.11      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   3,153      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period         $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period               $1.11      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  99,381      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period         $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period               $1.06      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   1,441      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period         $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period               $1.06      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  29,559      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/06/2003)
Accumulation unit value at beginning of period         $1.28   $0.95   $1.42   $1.52   $1.28  $1.24  $1.05  $1.00
Accumulation unit value at end of period               $1.56   $1.28   $0.95   $1.42   $1.52  $1.28  $1.24  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                   2,898   3,447   3,967   4,430   4,843  4,143    929      1
---------------------------------------------------------------------------------------------------------------------



 134    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2010    2009    2008    2007    2006    2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period         $1.74   $1.18   $2.21   $1.93   $1.44  $1.20  $1.00     --
Accumulation unit value at end of period               $2.13   $1.74   $1.18   $2.21   $1.93  $1.44  $1.20     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   1,827   7,250  10,414   6,287   5,689  2,988    608     --
---------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period         $1.15   $0.82   $1.38   $1.34   $1.26  $1.15  $1.00     --
Accumulation unit value at end of period               $1.39   $1.15   $0.82   $1.38   $1.34  $1.26  $1.15     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   1,984   7,669   7,587   6,233   3,434  2,248    455     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $1.25   $0.94   $1.42   $1.34   $1.21  $1.14  $1.06  $1.00
Accumulation unit value at end of period               $1.43   $1.25   $0.94   $1.42   $1.34  $1.21  $1.14  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                     111     131     222     232     216    328    154      6
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period         $1.03   $0.90   $1.30   $1.23   $1.11  $1.08  $1.00     --
Accumulation unit value at end of period               $1.14   $1.03   $0.90   $1.30   $1.23  $1.11  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      --      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $1.27   $1.11   $1.94   $1.72   $1.43  $1.26  $1.08  $1.00
Accumulation unit value at end of period               $1.45   $1.27   $1.11   $1.94   $1.72  $1.43  $1.26  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                     162     210     236     240     279    306    184      7
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period         $0.94   $0.82   $1.32   $1.30   $1.12  $1.08  $1.00     --
Accumulation unit value at end of period               $1.05   $0.94   $0.82   $1.32   $1.30  $1.12  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     248     249     236     232     250    278    203     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $1.25   $0.89   $1.24   $1.13   $1.09  $1.07  $1.02  $1.00
Accumulation unit value at end of period               $1.47   $1.25   $0.89   $1.24   $1.13  $1.09  $1.07  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                     353     111     163     201     290    325    180     26
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period         $1.29   $0.86   $1.49   $1.33   $1.11  $1.06  $1.00     --
Accumulation unit value at end of period               $1.61   $1.29   $0.86   $1.49   $1.33  $1.11  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      36      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period         $1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period               $1.22      --      --      --      --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      72      --      --      --      --     --     --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period         $1.22   $1.11   $1.10   $1.05   $1.03  $1.03  $1.00     --
Accumulation unit value at end of period               $1.28   $1.22   $1.11   $1.10   $1.05  $1.03  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     416     243     242     340     529    332    156     --
---------------------------------------------------------------------------------------------------------------------






                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    135

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period      $1.00  $0.82  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period            $1.09  $1.00  $0.82     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   22     22     25     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period      $1.36  $0.90  $1.75  $1.49  $1.40  $1.37  $1.33  $0.94  $1.00
Accumulation unit value at end of period            $1.59  $1.36  $0.90  $1.75  $1.49  $1.40  $1.37  $1.33  $0.94
Number of accumulation units outstanding at end of
period (000 omitted)                                   11     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period      $1.12  $0.95  $1.63  $1.58  $1.38  $1.34  $1.23  $0.95  $1.00
Accumulation unit value at end of period            $1.24  $1.12  $0.95  $1.63  $1.58  $1.38  $1.34  $1.23  $0.95
Number of accumulation units outstanding at end of
period (000 omitted)                                   74     83    108     72     74     71     10     --     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period      $1.14  $0.86  $1.88  $1.81  $1.37  $1.19  $1.00     --     --
Accumulation unit value at end of period            $1.17  $1.14  $0.86  $1.88  $1.81  $1.37  $1.19     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  823  1,194  1,491  1,115  1,243    784    295     --     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period      $1.16  $0.86  $1.46  $1.31  $1.34  $1.19  $1.11  $0.92  $1.00
Accumulation unit value at end of period            $1.25  $1.16  $0.86  $1.46  $1.31  $1.34  $1.19  $1.11  $0.92
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.18  $1.09  $1.12  $1.05  $1.05  $1.05  $1.00     --     --
Accumulation unit value at end of period            $1.21  $1.18  $1.09  $1.12  $1.05  $1.05  $1.05     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                1,069  1,145  1,132  1,835  1,925  1,618    526     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.25  $0.95  $1.76  $1.52  $1.24  $1.12  $1.00     --     --
Accumulation unit value at end of period            $1.39  $1.25  $0.95  $1.76  $1.52  $1.24  $1.12     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $0.85  $0.66  $0.90  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $0.99  $0.85  $0.66  $0.90     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $0.91  $0.69  $1.20  $1.01  $1.06  $1.06  $1.00     --     --
Accumulation unit value at end of period            $1.03  $0.91  $0.69  $1.20  $1.01  $1.06  $1.06     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  186    201    221    242    570    200     32     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period      $1.03  $0.87  $1.21  $1.30  $1.12  $1.09  $1.00     --     --
Accumulation unit value at end of period            $1.14  $1.03  $0.87  $1.21  $1.30  $1.12  $1.09     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   38     42     45     55     57     55     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period      $1.11  $0.79  $1.06  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.22  $1.11  $0.79  $1.06  $1.06     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  128    138    182    201    315     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period      $0.83  $0.67  $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $0.99  $0.83  $0.67  $1.12     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   75  1,648  1,183    944     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period      $0.78  $0.57  $1.13  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $0.87  $0.78  $0.57  $1.13     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --      1     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.17  $0.96  $1.36  $1.42  $1.21  $1.17  $1.00     --     --
Accumulation unit value at end of period            $1.46  $1.17  $0.96  $1.36  $1.42  $1.21  $1.17     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   28    798    602    639     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period      $0.84  $0.72  $1.10  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $0.96  $0.84  $0.72  $1.10     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   20     20     22      1     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------


 136    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $0.99  $0.74  $1.27  $1.28  $1.21  $1.13  $1.00     --     --
Accumulation unit value at end of period            $1.23  $0.99  $0.74  $1.27  $1.28  $1.21  $1.13     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.07  $0.69  $1.20  $1.07  $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period            $1.36  $1.07  $0.69  $1.20  $1.07  $1.05  $1.03     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  199    239    289    265    426    251     92     --     --
---------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2003)
Accumulation unit value at beginning of period      $1.31  $1.00  $1.55  $1.46  $1.36  $1.34  $1.28  $1.00     --
Accumulation unit value at end of period            $1.48  $1.31  $1.00  $1.55  $1.46  $1.36  $1.34  $1.28     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.04  $0.87  $1.26  $1.20  $1.05  $1.03  $1.00     --     --
Accumulation unit value at end of period            $1.18  $1.04  $0.87  $1.26  $1.20  $1.05  $1.03     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   40     44     47     51     54     55     --     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.76  $0.62  $1.09  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $0.82  $0.76  $0.62  $1.09     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    2      2      2     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.21  $0.94  $1.53  $1.50  $1.25  $1.14  $1.00     --     --
Accumulation unit value at end of period            $1.24  $1.21  $0.94  $1.53  $1.50  $1.25  $1.14     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    8      8      8      8     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period      $1.00  $0.70  $0.98  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $1.07  $1.00  $0.70  $0.98     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   50    657    573    493     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period      $1.12  $0.82  $1.28  $1.19  $1.09  $1.05  $1.02  $0.91  $1.00
Accumulation unit value at end of period            $1.30  $1.12  $0.82  $1.28  $1.19  $1.09  $1.05  $1.02  $0.91
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period      $1.49  $1.12  $1.98  $1.72  $1.57  $1.37  $1.21  $0.97  $1.00
Accumulation unit value at end of period            $1.71  $1.49  $1.12  $1.98  $1.72  $1.57  $1.37  $1.21  $0.97
Number of accumulation units outstanding at end of
period (000 omitted)                                1,216  1,544  2,073  2,145  2,526  1,386    524     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period      $1.35  $1.01  $1.76  $1.68  $1.50  $1.26  $1.27  $1.00     --
Accumulation unit value at end of period            $1.56  $1.35  $1.01  $1.76  $1.68  $1.50  $1.26  $1.27     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period      $0.96  $0.77  $1.35  $1.23  $1.11  $1.05  $1.01  $0.85  $1.00
Accumulation unit value at end of period            $1.08  $0.96  $0.77  $1.35  $1.23  $1.11  $1.05  $1.01  $0.85
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period      $0.84  $0.67  $1.29  $1.03  $0.99  $0.95  $0.94  $0.72  $1.00
Accumulation unit value at end of period            $1.02  $0.84  $0.67  $1.29  $1.03  $0.99  $0.95  $0.94  $0.72
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period      $1.48  $1.05  $1.43  $1.42  $1.30  $1.29  $1.20  $1.00     --
Accumulation unit value at end of period            $1.65  $1.48  $1.05  $1.43  $1.42  $1.30  $1.29  $1.20     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     11     11     11     42     33     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.16  $1.02  $1.08  $1.06  $1.03  $1.03  $1.00     --     --
Accumulation unit value at end of period            $1.23  $1.16  $1.02  $1.08  $1.06  $1.03  $1.03     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  417  1,271  1,219  1,426    581    540    162     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period      $1.75  $1.27  $2.15  $1.90  $1.72  $1.48  $1.21  $0.89  $1.00
Accumulation unit value at end of period            $2.21  $1.75  $1.27  $2.15  $1.90  $1.72  $1.48  $1.21  $0.89
Number of accumulation units outstanding at end of
period (000 omitted)                                  168    420    542    458    374    196     54     19     --
---------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    137

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.16  $0.94  $1.71  $1.48  $1.28  $1.10  $1.00     --     --
Accumulation unit value at end of period            $1.29  $1.16  $0.94  $1.71  $1.48  $1.28  $1.10     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  422    480    498    459    563    521    295     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period      $1.16  $0.99  $1.75  $2.25  $1.90  $1.70  $1.32  $1.00     --
Accumulation unit value at end of period            $1.38  $1.16  $0.99  $1.75  $2.25  $1.90  $1.70  $1.32     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   58     67     72     63     49     58    102     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period      $1.58  $1.19  $1.72  $1.69  $1.45  $1.46  $1.30  $1.00     --
Accumulation unit value at end of period            $1.75  $1.58  $1.19  $1.72  $1.69  $1.45  $1.46  $1.30     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  141    163    211    384    323    299    191     95     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.01  $0.87  $1.22  $1.27  $1.11  $1.09  $1.00     --     --
Accumulation unit value at end of period            $1.19  $1.01  $0.87  $1.22  $1.27  $1.11  $1.09     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period      $1.36  $1.07  $1.62  $1.69  $1.47  $1.38  $1.14  $0.88  $1.00
Accumulation unit value at end of period            $1.71  $1.36  $1.07  $1.62  $1.69  $1.47  $1.38  $1.14  $0.88
Number of accumulation units outstanding at end of
period (000 omitted)                                   16     16     15     15     22     22     23     20     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period      $1.06  $0.75  $1.33  $1.22  $1.14  $1.11  $1.01  $0.75  $1.00
Accumulation unit value at end of period            $1.33  $1.06  $0.75  $1.33  $1.22  $1.14  $1.11  $1.01  $0.75
Number of accumulation units outstanding at end of
period (000 omitted)                                    8      8      8      8     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period      $1.16  $0.94  $1.52  $1.50  $1.29  $1.19  $1.07  $0.87  $1.00
Accumulation unit value at end of period            $1.27  $1.16  $0.94  $1.52  $1.50  $1.29  $1.19  $1.07  $0.87
Number of accumulation units outstanding at end of
period (000 omitted)                                   31     31     47     94    154     --    138    153     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period      $1.43  $1.06  $1.82  $1.60  $1.34  $1.24  $1.07  $0.83  $1.00
Accumulation unit value at end of period            $1.52  $1.43  $1.06  $1.82  $1.60  $1.34  $1.24  $1.07  $0.83
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.62  $1.39  $1.33  $1.22  $1.10  $1.16  $1.00     --     --
Accumulation unit value at end of period            $1.82  $1.62  $1.39  $1.33  $1.22  $1.10  $1.16     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  426  1,020  1,004  1,531  1,306    732    195     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period      $1.05  $0.82  $1.44  $1.43  $1.20  $1.12  $1.00     --     --
Accumulation unit value at end of period            $1.11  $1.05  $0.82  $1.44  $1.43  $1.20  $1.12     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   36     32     34     71     21     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at beginning of period      $1.70  $1.30  $2.10  $2.07  $1.82  $1.64  $1.33  $1.00     --
Accumulation unit value at end of period            $2.09  $1.70  $1.30  $2.10  $2.07  $1.82  $1.64  $1.33     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  351    586    656    751    676    425    165     --     --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at beginning of period      $1.24  $1.04  $1.69  $1.75  $1.57  $1.51  $1.33  $1.00     --
Accumulation unit value at end of period            $1.38  $1.24  $1.04  $1.69  $1.75  $1.57  $1.51  $1.33     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     54     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (07/31/2002)
Accumulation unit value at beginning of period      $1.06  $0.73  $1.55  $1.55  $1.40  $1.35  $1.24  $0.95  $1.00
Accumulation unit value at end of period            $1.11  $1.06  $0.73  $1.55  $1.55  $1.40  $1.35  $1.24  $0.95
Number of accumulation units outstanding at end of
period (000 omitted)                                   37     37     51     38     52     63     48     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2003)
Accumulation unit value at beginning of period      $1.14  $0.96  $1.69  $1.54  $1.47  $1.38  $1.32  $1.00     --
Accumulation unit value at end of period            $1.29  $1.14  $0.96  $1.69  $1.54  $1.47  $1.38  $1.32     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     59     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of period      $0.85  $0.72  $1.27  $1.16  $1.11  $1.04  $1.00  $0.79  $1.00
Accumulation unit value at end of period            $0.96  $0.85  $0.72  $1.27  $1.16  $1.11  $1.04  $1.00  $0.79
Number of accumulation units outstanding at end of
period (000 omitted)                                   23     76     94    130    452     79     25     --     --
---------------------------------------------------------------------------------------------------------------------



 138    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period      $1.36  $0.98  $1.88  $1.73  $1.52  $1.41  $1.25  $0.94  $1.00
Accumulation unit value at end of period            $1.58  $1.36  $0.98  $1.88  $1.73  $1.52  $1.41  $1.25  $0.94
Number of accumulation units outstanding at end of
period (000 omitted)                                   34     37     37     42     42     40     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period      $0.99  $0.79  $1.15  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.07  $0.99  $0.79  $1.15  $1.08     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   12     12     12     12     12     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period      $0.98  $0.78  $1.14  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.05  $0.98  $0.78  $1.14  $1.08     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.90  $0.72  $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $0.93  $0.90  $0.72  $1.03     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   10     10     10     10     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.80  $0.61  $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $0.89  $0.80  $0.61  $1.04     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   42  1,295    587    442     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.18  $0.93  $1.33  $1.24  $1.13  $1.08  $1.00     --     --
Accumulation unit value at end of period            $1.32  $1.18  $0.93  $1.33  $1.24  $1.13  $1.08     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    6      6      8      9     14     17     14     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period      $1.29  $1.02  $1.62  $1.69  $1.48  $1.45  $1.26  $0.98  $1.00
Accumulation unit value at end of period            $1.46  $1.29  $1.02  $1.62  $1.69  $1.48  $1.45  $1.26  $0.98
Number of accumulation units outstanding at end of
period (000 omitted)                                1,222  1,650  1,870  1,946  2,067  1,345    383      8      8
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period      $1.34  $1.10  $1.65  $1.64  $1.44  $1.34  $1.19  $0.96  $1.00
Accumulation unit value at end of period            $1.48  $1.34  $1.10  $1.65  $1.64  $1.44  $1.34  $1.19  $0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --      8      9      9      9     --     --
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.83  $0.62  $1.05  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $0.93  $0.83  $0.62  $1.05     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   51  1,388  1,168  1,152     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period      $0.84  $0.60  $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $1.03  $0.84  $0.60  $1.03     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   10     --     --      1     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period      $1.07  $0.78  $1.26  $1.16  $1.10  $1.07  $1.00     --     --
Accumulation unit value at end of period            $1.18  $1.07  $0.78  $1.26  $1.16  $1.10  $1.07     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --      7      7      7      7      7     --     --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at beginning of period      $1.42  $1.14  $1.73  $1.60  $1.44  $1.37  $1.25  $1.00     --
Accumulation unit value at end of period            $1.55  $1.42  $1.14  $1.73  $1.60  $1.44  $1.37  $1.25     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period      $1.06  $0.85  $1.30  $1.21  $1.09  $1.04  $0.95  $0.80  $1.00
Accumulation unit value at end of period            $1.16  $1.06  $0.85  $1.30  $1.21  $1.09  $1.04  $0.95  $0.80
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period      $1.09  $0.68  $1.15  $1.14  $1.03  $1.00  $0.96  $0.73  $1.00
Accumulation unit value at end of period            $1.46  $1.09  $0.68  $1.15  $1.14  $1.03  $1.00  $0.96  $0.73
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period      $1.12  $0.97  $1.27  $1.25  $1.14  $1.13  $1.04  $0.92  $1.00
Accumulation unit value at end of period            $1.21  $1.12  $0.97  $1.27  $1.25  $1.14  $1.13  $1.04  $0.92
Number of accumulation units outstanding at end of
period (000 omitted)                                   65     46     43     49     33     45     --     --     --
---------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    139

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at beginning of period      $2.53  $1.93  $3.16  $2.51  $1.95  $1.70  $1.33  $1.00     --
Accumulation unit value at end of period            $2.83  $2.53  $1.93  $3.16  $2.51  $1.95  $1.70  $1.33     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period      $2.07  $1.59  $2.60  $2.07  $1.61  $1.41  $1.10  $0.85  $1.00
Accumulation unit value at end of period            $2.31  $2.07  $1.59  $2.60  $2.07  $1.61  $1.41  $1.10  $0.85
Number of accumulation units outstanding at end of
period (000 omitted)                                   13      3      3      3     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.64  $0.46  $0.85  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $0.77  $0.64  $0.46  $0.85     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    8    247    423    212     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period      $0.91  $0.59  $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $1.18  $0.91  $0.59  $1.12     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   21     21     21      7     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of period      $1.69  $1.34  $2.20  $2.70  $1.99  $1.74  $1.29  $0.96  $1.00
Accumulation unit value at end of period            $2.16  $1.69  $1.34  $2.20  $2.70  $1.99  $1.74  $1.29  $0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period      $1.33  $1.05  $1.73  $2.13  $1.58  $1.37  $1.00     --     --
Accumulation unit value at end of period            $1.69  $1.33  $1.05  $1.73  $2.13  $1.58  $1.37     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   22     42     46     35     38     38     21     --     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period      $1.19  $0.84  $1.57  $1.41  $1.33  $1.29  $1.23  $0.96  $1.00
Accumulation unit value at end of period            $1.27  $1.19  $0.84  $1.57  $1.41  $1.33  $1.29  $1.23  $0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                  183    178    209    210    239    206     63     --     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period      $1.63  $1.19  $2.04  $1.96  $1.70  $1.51  $1.30  $0.92  $1.00
Accumulation unit value at end of period            $1.86  $1.63  $1.19  $2.04  $1.96  $1.70  $1.51  $1.30  $0.92
Number of accumulation units outstanding at end of
period (000 omitted)                                   72     74     68     76     62     54    101     83     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period      $1.33  $1.14  $1.36  $1.26  $1.20  $1.19  $1.12  $1.04  $1.00
Accumulation unit value at end of period            $1.50  $1.33  $1.14  $1.36  $1.26  $1.20  $1.19  $1.12  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                  772  1,984  1,801  2,174  1,584  1,042    417     --     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of period      $1.52  $1.13  $1.85  $1.91  $1.70  $1.58  $1.35  $0.95  $1.00
Accumulation unit value at end of period            $1.83  $1.52  $1.13  $1.85  $1.91  $1.70  $1.58  $1.35  $0.95
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     16     17     19     --     --     --
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period      $1.02  $0.85  $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $1.13  $1.02  $0.85  $1.03     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   88    834  1,121  1,173     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
Accumulation unit value at beginning of period      $1.31  $1.06  $1.30  $1.33  $1.32  $1.18  $1.12  $0.97  $1.00
Accumulation unit value at end of period            $1.32  $1.31  $1.06  $1.30  $1.33  $1.32  $1.18  $1.12  $0.97
Number of accumulation units outstanding at end of
period (000 omitted)                                   --      5      5      5      5      5     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period      $0.91  $0.71  $1.18  $1.28  $1.12  $1.09  $1.00  $0.81  $1.00
Accumulation unit value at end of period            $1.02  $0.91  $0.71  $1.18  $1.28  $1.12  $1.09  $1.00  $0.81
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period      $1.20  $0.84  $1.12  $1.08  $1.06  $1.05  $1.02  $1.05  $1.00
Accumulation unit value at end of period            $1.30  $1.20  $0.84  $1.12  $1.08  $1.06  $1.05  $1.02  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period      $1.19  $0.98  $1.77  $1.67  $1.33  $1.20  $1.06  $0.84  $1.00
Accumulation unit value at end of period            $1.29  $1.19  $0.98  $1.77  $1.67  $1.33  $1.20  $1.06  $0.84
Number of accumulation units outstanding at end of
period (000 omitted)                                   12     12     12     12     12     14     14     --     --
---------------------------------------------------------------------------------------------------------------------



 140    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.13     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period      $0.94  $0.73  $1.23  $1.43  $1.24  $1.18  $1.00     --     --
Accumulation unit value at end of period            $1.17  $0.94  $0.73  $1.23  $1.43  $1.24  $1.18     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    8      8      8     18    211     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period      $0.99  $0.81  $1.18  $1.18  $1.05  $1.03  $0.96  $0.82  $1.00
Accumulation unit value at end of period            $1.10  $0.99  $0.81  $1.18  $1.18  $1.05  $1.03  $0.96  $0.82
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period      $1.01  $1.03  $1.03  $1.00  $0.97  $0.96  $0.97  $0.99  $1.00
Accumulation unit value at end of period            $0.99  $1.01  $1.03  $1.03  $1.00  $0.97  $0.96  $0.97  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                  834  1,528  1,406    472    174     48     24     21    132
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period      $1.14  $1.01  $1.10  $1.07  $1.04  $1.04  $1.01  $1.01  $1.00
Accumulation unit value at end of period            $1.21  $1.14  $1.01  $1.10  $1.07  $1.04  $1.04  $1.01  $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                  178  2,034  1,850  1,965    638     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period      $1.29  $1.03  $1.77  $1.67  $1.42  $1.27  $1.10  $0.80  $1.00
Accumulation unit value at end of period            $1.49  $1.29  $1.03  $1.77  $1.67  $1.42  $1.27  $1.10  $0.80
Number of accumulation units outstanding at end of
period (000 omitted)                                  679  1,821  1,767  1,539  1,423    623     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/03/2003)
Accumulation unit value at beginning of period      $1.12  $0.92  $1.62  $1.60  $1.42  $1.36  $1.31  $1.00     --
Accumulation unit value at end of period            $1.29  $1.12  $0.92  $1.62  $1.60  $1.42  $1.36  $1.31     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  619    709    709    647    681    810    502     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period      $1.12  $1.07  $1.09  $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.15  $1.12  $1.07  $1.09  $1.02     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   99  1,484    829    998    962     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period      $1.47  $0.97  $1.32  $1.32  $1.21  $1.19  $1.08  $0.92  $1.00
Accumulation unit value at end of period            $1.64  $1.47  $0.97  $1.32  $1.32  $1.21  $1.19  $1.08  $0.92
Number of accumulation units outstanding at end of
period (000 omitted)                                1,532    530    531    665    974    531    170     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period      $1.33  $0.95  $1.19  $1.18  $1.11  $1.10  $1.00     --     --
Accumulation unit value at end of period            $1.47  $1.33  $0.95  $1.19  $1.18  $1.11  $1.10     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   33    875    549    604    150     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (08/30/2002)
Accumulation unit value at beginning of period      $1.35  $0.84  $1.55  $1.39  $1.42  $1.31  $1.22  $1.02  $1.00
Accumulation unit value at end of period            $1.67  $1.35  $0.84  $1.55  $1.39  $1.42  $1.31  $1.22  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                   91    108    143    124    136    140     85     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period      $0.74  $0.54  $0.99  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $0.89  $0.74  $0.54  $0.99     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  793    793    793    793     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $0.99  $0.80  $1.30  $1.26  $1.11  $1.08  $1.00     --     --
Accumulation unit value at end of period            $1.12  $0.99  $0.80  $1.30  $1.26  $1.11  $1.08     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   25     25     17     12      7      7     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period      $1.05  $1.01  $1.05  $1.02  $1.00  $1.00  $1.01  $1.02  $1.00
Accumulation unit value at end of period            $1.06  $1.05  $1.01  $1.05  $1.02  $1.00  $1.00  $1.01  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                  188    580    530    419    519    197     31     39     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $0.93  $0.69  $1.26  $1.25  $1.14  $1.07  $1.00     --     --
Accumulation unit value at end of period            $1.07  $0.93  $0.69  $1.26  $1.25  $1.14  $1.07     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --      9     67     54     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    141

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $0.95  $0.77  $1.29  $1.32  $1.13  $1.10  $1.00     --     --
Accumulation unit value at end of period            $1.13  $0.95  $0.77  $1.29  $1.32  $1.13  $1.10     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (03/01/2002)
Accumulation unit value at beginning of period      $1.25  $0.91  $1.51  $1.61  $1.47  $1.42  $1.22  $0.84  $1.00
Accumulation unit value at end of period            $1.56  $1.25  $0.91  $1.51  $1.61  $1.47  $1.42  $1.22  $0.84
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $2.13  $1.24  $2.74  $2.02  $1.53  $1.17  $1.00     --     --
Accumulation unit value at end of period            $2.50  $2.13  $1.24  $2.74  $2.02  $1.53  $1.17     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  250    432    627    496    558    432    191     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.26  $1.01  $1.72  $1.55  $1.27  $1.14  $1.00     --     --
Accumulation unit value at end of period            $1.41  $1.26  $1.01  $1.72  $1.55  $1.27  $1.14     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  375     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  981     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  258     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                1,814     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period      $0.77  $0.60  $0.99  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $0.84  $0.77  $0.60  $0.99     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   61  1,695  1,008    892     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period      $1.07  $0.80  $1.28  $1.23  $1.08  $1.10  $1.00     --     --
Accumulation unit value at end of period            $1.28  $1.07  $0.80  $1.28  $1.23  $1.08  $1.10     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                3,193     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                8,841     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.10     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                2,800     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                8,759     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.06     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                1,277     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------



 142    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2010   2009   2008   2007   2006   2005   2004   2003   2002
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.06     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                4,025     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/31/2002)
Accumulation unit value at beginning of period      $1.57  $1.17  $1.75  $1.87  $1.58  $1.52  $1.29  $0.96  $1.00
Accumulation unit value at end of period            $1.92  $1.57  $1.17  $1.75  $1.87  $1.58  $1.52  $1.29  $0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                  542    656    739    794    763    746    325     --     --
---------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period      $1.73  $1.18  $2.21  $1.93  $1.43  $1.20  $1.00     --     --
Accumulation unit value at end of period            $2.13  $1.73  $1.18  $2.21  $1.93  $1.43  $1.20     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  100    302    440    485    202    135     32     --     --
---------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period      $1.14  $0.82  $1.38  $1.33  $1.26  $1.15  $1.00     --     --
Accumulation unit value at end of period            $1.39  $1.14  $0.82  $1.38  $1.33  $1.26  $1.15     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  442    741    790    792    631    493    197     --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period      $1.43  $1.07  $1.63  $1.54  $1.39  $1.30  $1.22  $0.96  $1.00
Accumulation unit value at end of period            $1.63  $1.43  $1.07  $1.63  $1.54  $1.39  $1.30  $1.22  $0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                    8     12      8     16     18      9      9     --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period      $1.26  $1.11  $1.60  $1.51  $1.37  $1.33  $1.24  $1.00     --
Accumulation unit value at end of period            $1.40  $1.26  $1.11  $1.60  $1.51  $1.37  $1.33  $1.24     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --    166     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period      $1.40  $1.24  $2.15  $1.91  $1.58  $1.39  $1.19  $0.93  $1.00
Accumulation unit value at end of period            $1.60  $1.40  $1.24  $2.15  $1.91  $1.58  $1.39  $1.19  $0.93
Number of accumulation units outstanding at end of
period (000 omitted)                                    8     21     19     25     31     25     --     --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period      $1.21  $1.05  $1.69  $1.67  $1.44  $1.39  $1.27  $1.00     --
Accumulation unit value at end of period            $1.35  $1.21  $1.05  $1.69  $1.67  $1.44  $1.39  $1.27     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  421    462    406    411    409    465    288     --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period      $1.61  $1.14  $1.60  $1.46  $1.41  $1.38  $1.32  $0.96  $1.00
Accumulation unit value at end of period            $1.89  $1.61  $1.14  $1.60  $1.46  $1.41  $1.38  $1.32  $0.96
Number of accumulation units outstanding at end of
period (000 omitted)                                  552      6      8     23     32     31      2     --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period      $2.02  $1.35  $2.34  $2.10  $1.74  $1.67  $1.49  $1.00     --
Accumulation unit value at end of period            $2.52  $2.02  $1.35  $2.34  $2.10  $1.74  $1.67  $1.49     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    5      4      5      4      5      5      5     --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period      $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.22     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period      $1.22  $1.11  $1.10  $1.06  $1.04  $1.04  $1.01  $1.00     --
Accumulation unit value at end of period            $1.28  $1.22  $1.11  $1.10  $1.06  $1.04  $1.04  $1.01     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  483    660    649  1,137  1,856    658    206     --     --
---------------------------------------------------------------------------------------------------------------------






                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    143

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                     2010    2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period          $1.00  $0.82  $1.00     --     --     --     --     --
Accumulation unit value at end of period                $1.09  $1.00  $0.82     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period          $1.43  $0.95  $1.85  $1.57  $1.47  $1.45  $1.40  $1.00
Accumulation unit value at end of period                $1.67  $1.43  $0.95  $1.85  $1.57  $1.47  $1.45  $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                       12     12     37     64     80     86     87      9
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period          $1.20  $1.02  $1.75  $1.70  $1.48  $1.44  $1.32  $1.00
Accumulation unit value at end of period                $1.33  $1.20  $1.02  $1.75  $1.70  $1.48  $1.44  $1.32
Number of accumulation units outstanding at end of
period (000 omitted)                                       24     33     28     31     31     31     30     47
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period          $1.14  $0.86  $1.88  $1.81  $1.37  $1.19  $1.00     --
Accumulation unit value at end of period                $1.16  $1.14  $0.86  $1.88  $1.81  $1.37  $1.19     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      821  1,473  1,873  1,241  1,131    914    344     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period          $1.29  $0.96  $1.62  $1.45  $1.49  $1.32  $1.24  $1.00
Accumulation unit value at end of period                $1.39  $1.29  $0.96  $1.62  $1.45  $1.49  $1.32  $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     12     12     41     19     19     20      3
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.17  $1.08  $1.12  $1.04  $1.05  $1.05  $1.00     --
Accumulation unit value at end of period                $1.21  $1.17  $1.08  $1.12  $1.04  $1.05  $1.05     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,323  1,409  1,367  2,110  2,234  2,258    901     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.25  $0.95  $1.76  $1.52  $1.24  $1.12  $1.00     --
Accumulation unit value at end of period                $1.39  $1.25  $0.95  $1.76  $1.52  $1.24  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period          $0.85  $0.66  $0.90  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.99  $0.85  $0.66  $0.90     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $0.90  $0.68  $1.19  $1.01  $1.06  $1.06  $1.00     --
Accumulation unit value at end of period                $1.03  $0.90  $0.68  $1.19  $1.01  $1.06  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      239    253    255    266    529    219     46     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.02  $0.87  $1.21  $1.30  $1.12  $1.09  $1.00     --
Accumulation unit value at end of period                $1.13  $1.02  $0.87  $1.21  $1.30  $1.12  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period          $1.11  $0.78  $1.06  $1.06  $1.00     --     --     --
Accumulation unit value at end of period                $1.22  $1.11  $0.78  $1.06  $1.06     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       77     92     98    117    175     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period          $0.83  $0.67  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.99  $0.83  $0.67  $1.12     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      140  3,055  2,078  1,314     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period          $0.78  $0.57  $1.13  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.87  $0.78  $0.57  $1.13     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        7      7      7     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.17  $0.95  $1.35  $1.41  $1.21  $1.17  $1.00     --
Accumulation unit value at end of period                $1.45  $1.17  $0.95  $1.35  $1.41  $1.21  $1.17     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       68  1,545  1,125    881     --     --     --     --
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period          $0.84  $0.71  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.96  $0.84  $0.71  $1.10     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $0.99  $0.74  $1.27  $1.28  $1.21  $1.13  $1.00     --
Accumulation unit value at end of period                $1.23  $0.99  $0.74  $1.27  $1.28  $1.21  $1.13     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------



 144    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2010    2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.07  $0.69  $1.20  $1.07  $1.04  $1.03  $1.00     --
Accumulation unit value at end of period                $1.36  $1.07  $0.69  $1.20  $1.07  $1.04  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      163    167    219    234    395    227     90     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.04  $0.86  $1.25  $1.20  $1.05  $1.03  $1.00     --
Accumulation unit value at end of period                $1.17  $1.04  $0.86  $1.25  $1.20  $1.05  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.76  $0.62  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.81  $0.76  $0.62  $1.09     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.20  $0.94  $1.53  $1.50  $1.25  $1.14  $1.00     --
Accumulation unit value at end of period                $1.23  $1.20  $0.94  $1.53  $1.50  $1.25  $1.14     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period          $0.99  $0.70  $0.98  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.06  $0.99  $0.70  $0.98     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       36  1,367    978    745     --     --     --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.58  $1.19  $2.11  $1.84  $1.68  $1.47  $1.30  $1.00
Accumulation unit value at end of period                $1.82  $1.58  $1.19  $2.11  $1.84  $1.68  $1.47  $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,171  1,641  2,452  2,368  2,760  1,602    814    205
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.18  $0.94  $1.82  $1.47  $1.40  $1.35  $1.34  $1.00
Accumulation unit value at end of period                $1.44  $1.18  $0.94  $1.82  $1.47  $1.40  $1.35  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                       18     26     27     27     13     21      7      5
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.16  $1.02  $1.08  $1.05  $1.03  $1.03  $1.00     --
Accumulation unit value at end of period                $1.22  $1.16  $1.02  $1.08  $1.05  $1.03  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      285  1,944  1,622  1,607    282    242     11     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.99  $1.45  $2.45  $2.16  $1.96  $1.69  $1.38  $1.00
Accumulation unit value at end of period                $2.51  $1.99  $1.45  $2.45  $2.16  $1.96  $1.69  $1.38
Number of accumulation units outstanding at end of
period (000 omitted)                                      239    607    861    608    488    330    213    143
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.71  $1.38  $2.51  $2.18  $1.89  $1.62  $1.46  $1.00
Accumulation unit value at end of period                $1.90  $1.71  $1.38  $2.51  $2.18  $1.89  $1.62  $1.46
Number of accumulation units outstanding at end of
period (000 omitted)                                      253    305    341    344    445    418    246      5
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.19  $1.02  $1.80  $2.31  $1.96  $1.76  $1.36  $1.00
Accumulation unit value at end of period                $1.41  $1.19  $1.02  $1.80  $2.31  $1.96  $1.76  $1.36
Number of accumulation units outstanding at end of
period (000 omitted)                                       92    116    121    110    104    114     78     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.21  $0.91  $1.32  $1.30  $1.12  $1.12  $1.00     --
Accumulation unit value at end of period                $1.34  $1.21  $0.91  $1.32  $1.30  $1.12  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      259    297    312    409    404    324    151     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.00  $0.87  $1.22  $1.27  $1.11  $1.09  $1.00     --
Accumulation unit value at end of period                $1.19  $1.00  $0.87  $1.22  $1.27  $1.11  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.63  $1.28  $1.95  $2.04  $1.77  $1.66  $1.37  $1.00
Accumulation unit value at end of period                $2.05  $1.63  $1.28  $1.95  $2.04  $1.77  $1.66  $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                       64     75     87     91     94     88     85     50
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.43  $1.02  $1.80  $1.65  $1.55  $1.50  $1.37  $1.00
Accumulation unit value at end of period                $1.79  $1.43  $1.02  $1.80  $1.65  $1.55  $1.50  $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --      7     --      5
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.36  $1.10  $1.77  $1.75  $1.50  $1.38  $1.25  $1.00
Accumulation unit value at end of period                $1.48  $1.36  $1.10  $1.77  $1.75  $1.50  $1.38  $1.25
Number of accumulation units outstanding at end of
period (000 omitted)                                      188    279    398    502    611    526    516    349
------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    145

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2010    2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.79  $1.33  $2.27  $2.00  $1.68  $1.55  $1.34  $1.00
Accumulation unit value at end of period                $1.90  $1.79  $1.33  $2.27  $2.00  $1.68  $1.55  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                       91    111    158    194    186    154    105     44
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.62  $1.39  $1.33  $1.22  $1.10  $1.16  $1.00     --
Accumulation unit value at end of period                $1.82  $1.62  $1.39  $1.33  $1.22  $1.10  $1.16     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      436  1,698  1,529  1,848  1,468    826    291     --
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.05  $0.81  $1.44  $1.43  $1.20  $1.12  $1.00     --
Accumulation unit value at end of period                $1.10  $1.05  $0.81  $1.44  $1.43  $1.20  $1.12     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      9      9      9      9      9      6     --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.23  $0.94  $1.53  $1.51  $1.32  $1.19  $1.00     --
Accumulation unit value at end of period                $1.51  $1.23  $0.94  $1.53  $1.51  $1.32  $1.19     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      432    942  1,126  1,162    978    575    248     --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.69  $0.58  $0.94  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.76  $0.69  $0.58  $0.94     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --      4     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.14  $0.79  $1.67  $1.68  $1.52  $1.46  $1.35  $1.00
Accumulation unit value at end of period                $1.20  $1.14  $0.79  $1.67  $1.68  $1.52  $1.46  $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                      113    132    148    151    164    179    110     27
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.10  $0.93  $1.65  $1.50  $1.44  $1.35  $1.30  $1.00
Accumulation unit value at end of period                $1.24  $1.10  $0.93  $1.65  $1.50  $1.44  $1.35  $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                        5     59     68    100    425     51     40     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.47  $1.06  $2.03  $1.88  $1.64  $1.53  $1.35  $1.00
Accumulation unit value at end of period                $1.71  $1.47  $1.06  $2.03  $1.88  $1.64  $1.53  $1.35
Number of accumulation units outstanding at end of
period (000 omitted)                                       14     22     22     32     32     32     33      1
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period          $0.98  $0.78  $1.14  $1.08  $1.00     --     --     --
Accumulation unit value at end of period                $1.05  $0.98  $0.78  $1.14  $1.08     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.90  $0.72  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.93  $0.90  $0.72  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       34     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.80  $0.61  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.89  $0.80  $0.61  $1.04     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      102  2,445  1,027    602     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.18  $0.93  $1.32  $1.23  $1.13  $1.08  $1.00     --
Accumulation unit value at end of period                $1.32  $1.18  $0.93  $1.32  $1.23  $1.13  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       23     25     26     32     35     38     13     --
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.33  $1.06  $1.68  $1.75  $1.53  $1.50  $1.30  $1.00
Accumulation unit value at end of period                $1.51  $1.33  $1.06  $1.68  $1.75  $1.53  $1.50  $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,142  1,790  2,105  1,977  1,995  1,445    538     25
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.44  $1.18  $1.78  $1.77  $1.55  $1.44  $1.29  $1.00
Accumulation unit value at end of period                $1.59  $1.44  $1.18  $1.78  $1.77  $1.55  $1.44  $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                       21     45     46     50     51     30     17      3
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.83  $0.62  $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.93  $0.83  $0.62  $1.05     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      131  2,589  2,166  1,538     --     --     --     --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period          $0.84  $0.60  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.03  $0.84  $0.60  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------



 146    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2010    2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period          $1.30  $0.95  $1.54  $1.41  $1.34  $1.31  $1.22  $1.00
Accumulation unit value at end of period                $1.43  $1.30  $0.95  $1.54  $1.41  $1.34  $1.31  $1.22
Number of accumulation units outstanding at end of
period (000 omitted)                                        2      2      2      2      2      2      2      2
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period          $1.51  $0.95  $1.60  $1.59  $1.43  $1.39  $1.33  $1.00
Accumulation unit value at end of period                $2.02  $1.51  $0.95  $1.60  $1.59  $1.43  $1.39  $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                        3     18     22     24     24     22     21     --
------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period          $1.26  $1.09  $1.43  $1.40  $1.28  $1.27  $1.17  $1.00
Accumulation unit value at end of period                $1.36  $1.26  $1.09  $1.43  $1.40  $1.28  $1.27  $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                      316    370    439    545    531    435    401    240
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period          $2.43  $1.87  $3.06  $2.44  $1.90  $1.66  $1.30  $1.00
Accumulation unit value at end of period                $2.71  $2.43  $1.87  $3.06  $2.44  $1.90  $1.66  $1.30
Number of accumulation units outstanding at end of
period (000 omitted)                                       13     13     30     73     89     94     97     12
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.64  $0.46  $0.85  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.77  $0.64  $0.46  $0.85     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       31    555    716    326     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.90  $0.59  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.17  $0.90  $0.59  $1.12     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.85  $1.47  $2.41  $2.96  $2.18  $1.90  $1.42  $1.00
Accumulation unit value at end of period                $2.36  $1.85  $1.47  $2.41  $2.96  $2.18  $1.90  $1.42
Number of accumulation units outstanding at end of
period (000 omitted)                                        4      6      6      6      6     --     12     12
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.32  $1.05  $1.73  $2.13  $1.57  $1.37  $1.00     --
Accumulation unit value at end of period                $1.68  $1.32  $1.05  $1.73  $2.13  $1.57  $1.37     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       15     17     18     16     16     17      6     --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.25  $0.89  $1.66  $1.49  $1.41  $1.37  $1.31  $1.00
Accumulation unit value at end of period                $1.34  $1.25  $0.89  $1.66  $1.49  $1.41  $1.37  $1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                      257    266    283    299    314    284    126     59
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.83  $1.34  $2.28  $2.19  $1.90  $1.70  $1.46  $1.00
Accumulation unit value at end of period                $2.08  $1.83  $1.34  $2.28  $2.19  $1.90  $1.70  $1.46
Number of accumulation units outstanding at end of
period (000 omitted)                                       33     38     38     41     42     15     12      4
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.26  $1.09  $1.30  $1.20  $1.14  $1.14  $1.07  $1.00
Accumulation unit value at end of period                $1.42  $1.26  $1.09  $1.30  $1.20  $1.14  $1.14  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      912  3,444  3,043  3,205  2,256  1,716    851    141
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $0.32  $0.26  $1.24  $1.27  $1.19  $1.19  $1.11  $1.00
Accumulation unit value at end of period                $0.36  $0.32  $0.26  $1.24  $1.27  $1.19  $1.19  $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                        5     26     47     51     51     52     51     21
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.61  $1.20  $1.97  $2.04  $1.81  $1.68  $1.44  $1.00
Accumulation unit value at end of period                $1.95  $1.61  $1.20  $1.97  $2.04  $1.81  $1.68  $1.44
Number of accumulation units outstanding at end of
period (000 omitted)                                       22     32     35     40     30     40     33     29
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period          $1.01  $0.85  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period                $1.13  $1.01  $0.85  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      101  1,394  1,935  1,649     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.37  $1.11  $1.36  $1.40  $1.38  $1.25  $1.19  $1.00
Accumulation unit value at end of period                $1.38  $1.37  $1.11  $1.36  $1.40  $1.38  $1.25  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                       55     78    100    157    167    158    148     10
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.17  $0.92  $1.52  $1.65  $1.45  $1.40  $1.29  $1.00
Accumulation unit value at end of period                $1.31  $1.17  $0.92  $1.52  $1.65  $1.45  $1.40  $1.29
Number of accumulation units outstanding at end of
period (000 omitted)                                        2      2      2      7      7      2      2     --
------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    147

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2010    2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.52  $1.24  $2.25  $2.12  $1.69  $1.53  $1.34  $1.00
Accumulation unit value at end of period                $1.64  $1.52  $1.24  $2.25  $2.12  $1.69  $1.53  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                       29     33     44     47     53     51     54     41
------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.13     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        2     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period          $1.17  $0.90  $1.48  $1.50  $1.38  $1.33  $1.26  $1.00
Accumulation unit value at end of period                $1.34  $1.17  $0.90  $1.48  $1.50  $1.38  $1.33  $1.26
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $0.94  $0.73  $1.23  $1.43  $1.24  $1.18  $1.00     --
Accumulation unit value at end of period                $1.16  $0.94  $0.73  $1.23  $1.43  $1.24  $1.18     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        8     10     10     20    263      6      3     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.02  $1.04  $1.04  $1.01  $0.98  $0.98  $0.99  $1.00
Accumulation unit value at end of period                $1.01  $1.02  $1.04  $1.04  $1.01  $0.98  $0.98  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                      303  1,258    372    137     91     70    179     55
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.15  $1.02  $1.11  $1.07  $1.05  $1.05  $1.02  $1.00
Accumulation unit value at end of period                $1.22  $1.15  $1.02  $1.11  $1.07  $1.05  $1.05  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                      264  3,966  3,519  3,241    547    165    169     63
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.69  $1.35  $2.32  $2.18  $1.86  $1.67  $1.44  $1.00
Accumulation unit value at end of period                $1.94  $1.69  $1.35  $2.32  $2.18  $1.86  $1.67  $1.44
Number of accumulation units outstanding at end of
period (000 omitted)                                      559  2,165  1,880  1,267  1,033    512     31      9
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $0.87  $0.71  $1.25  $1.24  $1.10  $1.05  $1.00     --
Accumulation unit value at end of period                $1.00  $0.87  $0.71  $1.25  $1.24  $1.10  $1.05     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      890  1,020  1,054  1,103  1,183  1,307    818     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period          $1.12  $1.07  $1.08  $1.02  $1.00     --     --     --
Accumulation unit value at end of period                $1.14  $1.12  $1.07  $1.08  $1.02     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      123  2,765  1,341  1,399  1,411     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.33  $0.88  $1.20  $1.20  $1.10  $1.08  $1.00     --
Accumulation unit value at end of period                $1.49  $1.33  $0.88  $1.20  $1.20  $1.10  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      461    586    703    822  1,551    960    372     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period          $1.32  $0.95  $1.19  $1.18  $1.11  $1.09  $1.00     --
Accumulation unit value at end of period                $1.47  $1.32  $0.95  $1.19  $1.18  $1.11  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       65  1,646  1,028    891    103     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.38  $0.86  $1.59  $1.43  $1.45  $1.35  $1.26  $1.00
Accumulation unit value at end of period                $1.72  $1.38  $0.86  $1.59  $1.43  $1.45  $1.35  $1.26
Number of accumulation units outstanding at end of
period (000 omitted)                                       82     98    139    136    158    161    118     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.74  $0.54  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.89  $0.74  $0.54  $0.99     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.27  $1.02  $1.66  $1.61  $1.42  $1.39  $1.28  $1.00
Accumulation unit value at end of period                $1.43  $1.27  $1.02  $1.66  $1.61  $1.42  $1.39  $1.28
Number of accumulation units outstanding at end of
period (000 omitted)                                       11     17     26     26     38     48     30     22
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.02  $0.99  $1.03  $1.00  $0.98  $0.98  $0.99  $1.00
Accumulation unit value at end of period                $1.04  $1.02  $0.99  $1.03  $1.00  $0.98  $0.98  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                      356  1,118    628    589    641    492    399    234
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.12  $0.83  $1.52  $1.50  $1.38  $1.29  $1.22  $1.00
Accumulation unit value at end of period                $1.29  $1.12  $0.83  $1.52  $1.50  $1.38  $1.29  $1.22
Number of accumulation units outstanding at end of
period (000 omitted)                                        4      4     60     42     --     --     --     --
------------------------------------------------------------------------------------------------------------------



 148    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2010    2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $0.95  $0.77  $1.29  $1.32  $1.13  $1.10  $1.00     --
Accumulation unit value at end of period                $1.12  $0.95  $0.77  $1.29  $1.32  $1.13  $1.10     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $2.12  $1.24  $2.73  $2.02  $1.53  $1.17  $1.00     --
Accumulation unit value at end of period                $2.50  $2.12  $1.24  $2.73  $2.02  $1.53  $1.17     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      231    592    827    562    594    469    225     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.26  $1.00  $1.72  $1.55  $1.27  $1.14  $1.00     --
Accumulation unit value at end of period                $1.41  $1.26  $1.00  $1.72  $1.55  $1.27  $1.14     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      103     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    4,621     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    6,523     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.77  $0.60  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period                $0.84  $0.77  $0.60  $0.99     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      142  3,099  1,834  1,226     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period          $1.07  $0.80  $1.28  $1.23  $1.08  $1.10  $1.00     --
Accumulation unit value at end of period                $1.28  $1.07  $0.80  $1.28  $1.23  $1.08  $1.10     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      349     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   18,282     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.10     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      324     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    6,114     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.06     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    3,755     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (01/29/2003)
Accumulation unit value at beginning of period          $1.69  $1.26  $1.88  $2.02  $1.71  $1.64  $1.40  $1.00
Accumulation unit value at end of period                $2.07  $1.69  $1.26  $1.88  $2.02  $1.71  $1.64  $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                      415    510    605    687    648    720    337      3
------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    149

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2010    2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period          $1.73  $1.18  $2.20  $1.93  $1.43  $1.20  $1.00     --
Accumulation unit value at end of period                $2.12  $1.73  $1.18  $2.20  $1.93  $1.43  $1.20     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      107    541    759    386    184    128     28     --
------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period          $1.14  $0.82  $1.38  $1.33  $1.26  $1.15  $1.00     --
Accumulation unit value at end of period                $1.38  $1.14  $0.82  $1.38  $1.33  $1.26  $1.15     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      384    870    894    799    615    523    221     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.53  $1.15  $1.75  $1.65  $1.49  $1.40  $1.31  $1.00
Accumulation unit value at end of period                $1.74  $1.53  $1.15  $1.75  $1.65  $1.49  $1.40  $1.31
Number of accumulation units outstanding at end of
period (000 omitted)                                       49     60     87    121    128    142     76     35
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.02  $0.90  $1.29  $1.22  $1.11  $1.08  $1.00     --
Accumulation unit value at end of period                $1.13  $1.02  $0.90  $1.29  $1.22  $1.11  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     13     20     15     15     15     16     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.57  $1.38  $2.42  $2.15  $1.78  $1.57  $1.34  $1.00
Accumulation unit value at end of period                $1.80  $1.57  $1.38  $2.42  $2.15  $1.78  $1.57  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                       61     64     67     87     78     64     45     28
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $0.94  $0.82  $1.31  $1.30  $1.12  $1.08  $1.00     --
Accumulation unit value at end of period                $1.05  $0.94  $0.82  $1.31  $1.30  $1.12  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      428    548    531    627    653    691    438     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period          $1.71  $1.21  $1.70  $1.55  $1.49  $1.47  $1.40  $1.00
Accumulation unit value at end of period                $2.00  $1.71  $1.21  $1.70  $1.55  $1.49  $1.47  $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                      514     77     95    133    142    154    113     29
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.28  $0.86  $1.49  $1.33  $1.10  $1.06  $1.00     --
Accumulation unit value at end of period                $1.59  $1.28  $0.86  $1.49  $1.33  $1.10  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       35     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $1.22     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       67     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.21  $1.10  $1.10  $1.05  $1.03  $1.03  $1.00     --
Accumulation unit value at end of period                $1.27  $1.21  $1.10  $1.10  $1.05  $1.03  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      917  1,060  1,033  1,552  3,395  1,455    623     --
------------------------------------------------------------------------------------------------------------------






 150    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                       2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period            $1.00   $0.82   $1.00      --      --      --     --
Accumulation unit value at end of period                  $1.08   $1.00   $0.82      --      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period            $0.89   $0.59   $1.15   $1.00      --      --     --
Accumulation unit value at end of period                  $1.04   $0.89   $0.59   $1.15      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         28      28      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period            $0.90   $0.76   $1.30   $1.27   $1.11   $1.08  $1.00
Accumulation unit value at end of period                  $0.99   $0.90   $0.76   $1.30   $1.27   $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        124      89     113     168     170     126     90
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period            $1.13   $0.86   $1.87   $1.81   $1.36   $1.19  $1.00
Accumulation unit value at end of period                  $1.16   $1.13   $0.86   $1.87   $1.81   $1.36  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                      7,882  19,909  27,146  17,556  13,071   8,418  3,162
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period            $1.17   $1.08   $1.12   $1.04   $1.05   $1.05  $1.00
Accumulation unit value at end of period                  $1.21   $1.17   $1.08   $1.12   $1.04   $1.05  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                     11,844  13,423  13,696  23,067  24,580  21,086  7,249
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period            $1.24   $0.95   $1.76   $1.52   $1.24   $1.12  $1.00
Accumulation unit value at end of period                  $1.38   $1.24   $0.95   $1.76   $1.52   $1.24  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      68      68      --      --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period            $0.85   $0.66   $0.90   $1.00      --      --     --
Accumulation unit value at end of period                  $0.99   $0.85   $0.66   $0.90      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --       9      --      --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period            $0.90   $0.68   $1.19   $1.01   $1.06   $1.06  $1.00
Accumulation unit value at end of period                  $1.02   $0.90   $0.68   $1.19   $1.01   $1.06  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      4,147   5,039   6,040   6,538  19,124   6,266  2,495
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period            $1.02   $0.87   $1.21   $1.30   $1.12   $1.09  $1.00
Accumulation unit value at end of period                  $1.13   $1.02   $0.87   $1.21   $1.30   $1.12  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                         16      16      19      24      29      15     26
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period            $1.11   $0.78   $1.06   $1.06   $1.00      --     --
Accumulation unit value at end of period                  $1.22   $1.11   $0.78   $1.06   $1.06      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,849   2,437   3,077   4,084   8,585      --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period            $0.83   $0.66   $1.12   $1.00      --      --     --
Accumulation unit value at end of period                  $0.99   $0.83   $0.66   $1.12      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,574  44,625  33,416  21,154      --      --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period            $0.78   $0.57   $1.13   $1.00      --      --     --
Accumulation unit value at end of period                  $0.86   $0.78   $0.57   $1.13      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         70      70      21      --      --      --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.17   $0.95   $1.35   $1.41   $1.21   $1.17  $1.00
Accumulation unit value at end of period                  $1.45   $1.17   $0.95   $1.35   $1.41   $1.21  $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                        721  23,264  17,911  14,170      --      --     --
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period            $0.84   $0.71   $1.10   $1.00      --      --     --
Accumulation unit value at end of period                  $0.96   $0.84   $0.71   $1.10      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         33      32      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.98   $0.74   $1.27   $1.27   $1.21   $1.13  $1.00
Accumulation unit value at end of period                  $1.23   $0.98   $0.74   $1.27   $1.27   $1.21  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    151

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.06   $0.69   $1.20   $1.07   $1.04   $1.03  $1.00
Accumulation unit value at end of period                  $1.35   $1.06   $0.69   $1.20   $1.07   $1.04  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,653   2,265   2,987   3,110   6,310   2,901  1,117
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.03   $0.86   $1.25   $1.19   $1.05   $1.02  $1.00
Accumulation unit value at end of period                  $1.17   $1.03   $0.86   $1.25   $1.19   $1.05  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                         48      48     100     112      67      71     72
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.75   $0.62   $1.09   $1.00      --      --     --
Accumulation unit value at end of period                  $0.81   $0.75   $0.62   $1.09      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       8      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.20   $0.94   $1.53   $1.50   $1.25   $1.14  $1.00
Accumulation unit value at end of period                  $1.23   $1.20   $0.94   $1.53   $1.50   $1.25  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                         21      19      38      24      24      26      7
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period            $0.99   $0.70   $0.98   $1.00      --      --     --
Accumulation unit value at end of period                  $1.06   $0.99   $0.70   $0.98      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        719  17,706  14,635  11,432      --      --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.19   $0.90   $1.59   $1.38   $1.27   $1.11  $1.00
Accumulation unit value at end of period                  $1.37   $1.19   $0.90   $1.59   $1.38   $1.27  $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                     14,844  26,124  44,134  42,111  45,962  19,309  6,485
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $0.90   $0.72   $1.38   $1.11   $1.06   $1.03  $1.00
Accumulation unit value at end of period                  $1.09   $0.90   $0.72   $1.38   $1.11   $1.06  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         15      15      36      15      15      --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.15   $1.02   $1.08   $1.05   $1.03   $1.03  $1.00
Accumulation unit value at end of period                  $1.22   $1.15   $1.02   $1.08   $1.05   $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      5,353  28,571  28,234  30,874  10,450   8,474  3,024
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.42   $1.04   $1.75   $1.55   $1.40   $1.21  $1.00
Accumulation unit value at end of period                  $1.79   $1.42   $1.04   $1.75   $1.55   $1.40  $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                      2,112  10,749  15,569   9,998   6,670   2,154    194
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.16   $0.93   $1.70   $1.48   $1.28   $1.10  $1.00
Accumulation unit value at end of period                  $1.28   $1.16   $0.93   $1.70   $1.48   $1.28  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                      2,808   4,655   4,812   4,606   5,282   5,025  3,210
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $0.91   $0.78   $1.37   $1.77   $1.50   $1.34  $1.00
Accumulation unit value at end of period                  $1.08   $0.91   $0.78   $1.37   $1.77   $1.50  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                        172     590     821   1,056     270     252    119
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.21   $0.91   $1.32   $1.30   $1.12   $1.12  $1.00
Accumulation unit value at end of period                  $1.34   $1.21   $0.91   $1.32   $1.30   $1.12  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,140   1,013   1,631   1,849   1,382   1,066    516
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.00   $0.87   $1.21   $1.27   $1.11   $1.09  $1.00
Accumulation unit value at end of period                  $1.18   $1.00   $0.87   $1.21   $1.27   $1.11  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                         96      51     137     151      68      53     34
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.02   $0.73   $1.29   $1.18   $1.11   $1.08  $1.00
Accumulation unit value at end of period                  $1.28   $1.02   $0.73   $1.29   $1.18   $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                         36      39     141     125      98     115    111
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.06   $0.86   $1.39   $1.37   $1.18   $1.09  $1.00
Accumulation unit value at end of period                  $1.16   $1.06   $0.86   $1.39   $1.37   $1.18  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        289     305     485     542   6,611     374    369
------------------------------------------------------------------------------------------------------------------



 152    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.61   $1.38   $1.33   $1.22   $1.10   $1.16  $1.00
Accumulation unit value at end of period                  $1.81   $1.61   $1.38   $1.33   $1.22   $1.10  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                      4,186  21,774  22,313  26,747  18,800   7,744  2,656
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.04   $0.81   $1.44   $1.43   $1.20   $1.12  $1.00
Accumulation unit value at end of period                  $1.10   $1.04   $0.81   $1.44   $1.43   $1.20  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                        119     114     115     148     112      57     25
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.23   $0.94   $1.53   $1.51   $1.32   $1.19  $1.00
Accumulation unit value at end of period                  $1.51   $1.23   $0.94   $1.53   $1.51   $1.32  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                      4,764  13,524  16,698  17,019  14,517   6,833  2,746
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.69   $0.58   $0.94   $1.00      --      --     --
Accumulation unit value at end of period                  $0.76   $0.69   $0.58   $0.94      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      27      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.84   $0.58   $1.22   $1.23   $1.11   $1.07  $1.00
Accumulation unit value at end of period                  $0.88   $0.84   $0.58   $1.22   $1.23   $1.11  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      2,907   3,241   4,292   3,865   4,263   5,023  3,225
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.86   $0.73   $1.29   $1.18   $1.13   $1.06  $1.00
Accumulation unit value at end of period                  $0.97   $0.86   $0.73   $1.29   $1.18   $1.13  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                        107   2,537   2,458   2,494   2,008       3      3
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.06   $0.76   $1.46   $1.35   $1.18   $1.10  $1.00
Accumulation unit value at end of period                  $1.23   $1.06   $0.76   $1.46   $1.35   $1.18  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          9      17      70      73      19      19     12
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.90   $0.72   $1.03   $1.00      --      --     --
Accumulation unit value at end of period                  $0.92   $0.90   $0.72   $1.03      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         25      45       3      --      --      --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.80   $0.61   $1.04   $1.00      --      --     --
Accumulation unit value at end of period                  $0.89   $0.80   $0.61   $1.04      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        984  35,468  16,452   9,747      --      --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.18   $0.92   $1.32   $1.23   $1.13   $1.07  $1.00
Accumulation unit value at end of period                  $1.31   $1.18   $0.92   $1.32   $1.23   $1.13  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                        569     679     796   1,038   1,204   1,379    900
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.00   $0.79   $1.26   $1.31   $1.15   $1.13  $1.00
Accumulation unit value at end of period                  $1.13   $1.00   $0.79   $1.26   $1.31   $1.15  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                     18,929  34,501  43,308  39,815  41,096  23,606  8,260
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.83   $0.62   $1.05   $1.00      --      --     --
Accumulation unit value at end of period                  $0.93   $0.83   $0.62   $1.05      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,257  38,185  34,319  25,309      --      --     --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period            $0.84   $0.60   $1.03   $1.00      --      --     --
Accumulation unit value at end of period                  $1.03   $0.84   $0.60   $1.03      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period            $1.06   $0.78   $1.26   $1.15   $1.10   $1.07  $1.00
Accumulation unit value at end of period                  $1.17   $1.06   $0.78   $1.26   $1.15   $1.10  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         14      14      14      14      14      34     22
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period            $1.13   $0.71   $1.19   $1.19   $1.07   $1.04  $1.00
Accumulation unit value at end of period                  $1.51   $1.13   $0.71   $1.19   $1.19   $1.07  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --       4       9      10      11     12
------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    153

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period            $1.08   $0.93   $1.22   $1.20   $1.09   $1.09  $1.00
Accumulation unit value at end of period                  $1.16   $1.08   $0.93   $1.22   $1.20   $1.09  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                         69      69      94     102     106      69     53
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period            $1.81   $1.39   $2.28   $1.82   $1.42   $1.24  $1.00
Accumulation unit value at end of period                  $2.02   $1.81   $1.39   $2.28   $1.82   $1.42  $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                         55      58      91     120      32       1      1
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.64   $0.46   $0.85   $1.00      --      --     --
Accumulation unit value at end of period                  $0.77   $0.64   $0.46   $0.85      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        265   8,046  11,790   4,909      --      --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.90   $0.58   $1.12   $1.00      --      --     --
Accumulation unit value at end of period                  $1.17   $0.90   $0.58   $1.12      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.32   $1.05   $1.72   $2.12   $1.57   $1.37  $1.00
Accumulation unit value at end of period                  $1.68   $1.32   $1.05   $1.72   $2.12   $1.57  $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                        328     604     694     728     573     619    292
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.97   $0.69   $1.29   $1.15   $1.09   $1.06  $1.00
Accumulation unit value at end of period                  $1.04   $0.97   $0.69   $1.29   $1.15   $1.09  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      6,424   7,178   8,981   8,700  10,182   8,509  3,218
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.24   $0.90   $1.54   $1.48   $1.29   $1.15  $1.00
Accumulation unit value at end of period                  $1.40   $1.24   $0.90   $1.54   $1.48   $1.29  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                        127     149     169     231     209     177     72
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.18   $1.02   $1.21   $1.13   $1.07   $1.07  $1.00
Accumulation unit value at end of period                  $1.33   $1.18   $1.02   $1.21   $1.13   $1.07  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      6,319  41,343  38,121  38,909  20,731  11,203  4,674
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.11   $0.83   $1.36   $1.41   $1.25   $1.16  $1.00
Accumulation unit value at end of period                  $1.35   $1.11   $0.83   $1.36   $1.41   $1.25  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                         24      25      61      71      75      59     31
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period            $1.01   $0.85   $1.03   $1.00      --      --     --
Accumulation unit value at end of period                  $1.12   $1.01   $0.85   $1.03      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        853  20,192  30,027  26,289      --      --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.13   $0.91   $1.12   $1.15   $1.14   $1.03  $1.00
Accumulation unit value at end of period                  $1.14   $1.13   $0.91   $1.12   $1.15   $1.14  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         44      56      84     144     142     109     57
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.13   $0.92   $1.67   $1.57   $1.26   $1.14  $1.00
Accumulation unit value at end of period                  $1.21   $1.13   $0.92   $1.67   $1.57   $1.26  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                         10      10      10      27      --      --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                  $1.13      --      --      --      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                          9      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.94   $0.73   $1.22   $1.43   $1.24   $1.18  $1.00
Accumulation unit value at end of period                  $1.16   $0.94   $0.73   $1.22   $1.43   $1.24  $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                         84     147     179     192   4,666      76     17
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.04   $1.06   $1.05   $1.03   $1.00   $0.99  $1.00
Accumulation unit value at end of period                  $1.02   $1.04   $1.06   $1.05   $1.03   $1.00  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                      2,910  11,536   5,320   3,584   1,771     839    136
------------------------------------------------------------------------------------------------------------------



 154    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.13   $1.00   $1.09   $1.06   $1.03   $1.03  $1.00
Accumulation unit value at end of period                  $1.20   $1.13   $1.00   $1.09   $1.06   $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      3,451  52,732  52,913  49,906  27,709     237    220
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.17   $0.93   $1.60   $1.51   $1.29   $1.15  $1.00
Accumulation unit value at end of period                  $1.34   $1.17   $0.93   $1.60   $1.51   $1.29  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                     10,251  47,600  45,615  31,206  25,297   8,506     34
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.86   $0.71   $1.25   $1.24   $1.09   $1.05  $1.00
Accumulation unit value at end of period                  $1.00   $0.86   $0.71   $1.25   $1.24   $1.09  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      7,801   9,323  10,215  10,759  11,734  14,054  9,019
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period            $1.12   $1.06   $1.08   $1.02   $1.00      --     --
Accumulation unit value at end of period                  $1.14   $1.12   $1.06   $1.08   $1.02      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      2,123  39,552  22,934  24,803  19,914      --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.33   $0.88   $1.20   $1.20   $1.10   $1.08  $1.00
Accumulation unit value at end of period                  $1.49   $1.33   $0.88   $1.20   $1.20   $1.10  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,429   3,043   3,808   4,514   5,751   3,150    830
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period            $1.32   $0.94   $1.18   $1.18   $1.11   $1.09  $1.00
Accumulation unit value at end of period                  $1.46   $1.32   $0.94   $1.18   $1.18   $1.11  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        967  23,958  16,287  14,534   6,780       8      8
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.09   $0.68   $1.26   $1.13   $1.15   $1.07  $1.00
Accumulation unit value at end of period                  $1.35   $1.09   $0.68   $1.26   $1.13   $1.15  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                        548     702     933     906   1,023   1,088    697
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period            $0.74   $0.54   $0.99   $1.00      --      --     --
Accumulation unit value at end of period                  $0.89   $0.74   $0.54   $0.99      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        167       3      98      69      --      --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.99   $0.80   $1.29   $1.25   $1.11   $1.08  $1.00
Accumulation unit value at end of period                  $1.11   $0.99   $0.80   $1.29   $1.25   $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        211     155      94     147     142     132     48
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.03   $1.00   $1.05   $1.01   $0.99   $1.00  $1.00
Accumulation unit value at end of period                  $1.04   $1.03   $1.00   $1.05   $1.01   $0.99  $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                      2,722  10,350   5,772   5,294   3,802   1,781    218
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.92   $0.69   $1.26   $1.24   $1.14   $1.07  $1.00
Accumulation unit value at end of period                  $1.06   $0.92   $0.69   $1.26   $1.24   $1.14  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                        361     910   3,801   2,883      38      38     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.94   $0.76   $1.29   $1.32   $1.13   $1.10  $1.00
Accumulation unit value at end of period                  $1.12   $0.94   $0.76   $1.29   $1.32   $1.13  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      14      23      23      24     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $2.12   $1.24   $2.73   $2.01   $1.53   $1.17  $1.00
Accumulation unit value at end of period                  $2.49   $2.12   $1.24   $2.73   $2.01   $1.53  $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                      2,330   8,001  12,125   7,826   7,742   4,979  2,159
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.25   $1.00   $1.71   $1.55   $1.27   $1.14  $1.00
Accumulation unit value at end of period                  $1.40   $1.25   $1.00   $1.71   $1.55   $1.27  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          2       2       2       2       2       1     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                  $1.11      --      --      --      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      2,128      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    155

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                  $1.11      --      --      --      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     45,459      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                  $1.04      --      --      --      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      2,840      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                  $1.04      --      --      --      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     34,075      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period            $0.77   $0.59   $0.99   $1.00      --      --     --
Accumulation unit value at end of period                  $0.84   $0.77   $0.59   $0.99      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,481  47,054  29,241  19,856      --      --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.06   $0.79   $1.28   $1.23   $1.08   $1.10  $1.00
Accumulation unit value at end of period                  $1.27   $1.06   $0.79   $1.28   $1.23   $1.08  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          8      --      28      --      --      --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                  $1.09      --      --      --      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      2,407      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                  $1.09      --      --      --      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    248,214      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                  $1.10      --      --      --      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        774      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                  $1.11      --      --      --      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    154,365      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                  $1.06      --      --      --      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,480      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                  $1.06      --      --      --      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     43,744      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.18   $0.88   $1.31   $1.41   $1.19   $1.15  $1.00
Accumulation unit value at end of period                  $1.44   $1.18   $0.88   $1.31   $1.41   $1.19  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      6,248   9,697  11,631  12,674  11,121  10,647  4,456
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period            $1.72   $1.17   $2.20   $1.93   $1.43   $1.20  $1.00
Accumulation unit value at end of period                  $2.11   $1.72   $1.17   $2.20   $1.93   $1.43  $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,843   8,675  12,927   7,675   6,793   3,916  1,854
------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period            $1.14   $0.81   $1.38   $1.33   $1.26   $1.15  $1.00
Accumulation unit value at end of period                  $1.38   $1.14   $0.81   $1.38   $1.33   $1.26  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      3,655  12,068  12,713  11,339   6,970   5,234  2,030
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.19   $0.89   $1.36   $1.28   $1.16   $1.09  $1.00
Accumulation unit value at end of period                  $1.35   $1.19   $0.89   $1.36   $1.28   $1.16  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        340   1,142     825     631     791      94     57
------------------------------------------------------------------------------------------------------------------



 156    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.02   $0.90   $1.29   $1.22   $1.11   $1.08  $1.00
Accumulation unit value at end of period                  $1.13   $1.02   $0.90   $1.29   $1.22   $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.14   $1.01   $1.76   $1.57   $1.30   $1.14  $1.00
Accumulation unit value at end of period                  $1.31   $1.14   $1.01   $1.76   $1.57   $1.30  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,967   2,695   2,459   2,309   2,433   1,444     79
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $0.93   $0.82   $1.31   $1.30   $1.11   $1.08  $1.00
Accumulation unit value at end of period                  $1.04   $0.93   $0.82   $1.31   $1.30   $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        931   3,042   1,054   1,198   1,229   1,587    971
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.21   $0.86   $1.21   $1.10   $1.06   $1.04  $1.00
Accumulation unit value at end of period                  $1.42   $1.21   $0.86   $1.21   $1.10   $1.06  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                      5,238   3,799   4,435   5,394   5,524   3,401  1,048
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.28   $0.85   $1.48   $1.33   $1.10   $1.06  $1.00
Accumulation unit value at end of period                  $1.59   $1.28   $0.85   $1.48   $1.33   $1.10  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                        844       2       2       1       1       1      1
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --      --     --
Accumulation unit value at end of period                  $1.22      --      --      --      --      --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        253      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.21   $1.10   $1.09   $1.05   $1.03   $1.03  $1.00
Accumulation unit value at end of period                  $1.27   $1.21   $1.10   $1.09   $1.05   $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      5,623   8,408   8,640  12,231   8,454   2,629    789
------------------------------------------------------------------------------------------------------------------






                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    157

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                       2010    2009    2008    2007    2006    2005   2004
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period            $1.00   $0.82   $1.00      --      --     --     --
Accumulation unit value at end of period                  $1.08   $1.00   $0.82      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                          7       7       7      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period            $0.89   $0.59   $1.15   $1.00      --     --     --
Accumulation unit value at end of period                  $1.03   $0.89   $0.59   $1.15      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --       6      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period            $0.89   $0.76   $1.30   $1.27   $1.10  $1.08  $1.00
Accumulation unit value at end of period                  $0.99   $0.89   $0.76   $1.30   $1.27  $1.10  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                          7       9       7      14       8      8     --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period            $1.13   $0.86   $1.87   $1.81   $1.36  $1.19  $1.00
Accumulation unit value at end of period                  $1.16   $1.13   $0.86   $1.87   $1.81  $1.36  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                      3,020   7,538  10,280   6,454   4,386  3,051    725
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period            $1.17   $1.08   $1.12   $1.04   $1.05  $1.05  $1.00
Accumulation unit value at end of period                  $1.20   $1.17   $1.08   $1.12   $1.04  $1.05  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      4,201   4,330   4,261   6,752   8,306  7,161  1,751
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period            $1.24   $0.95   $1.75   $1.52   $1.24  $1.12  $1.00
Accumulation unit value at end of period                  $1.38   $1.24   $0.95   $1.75   $1.52  $1.24  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period            $0.84   $0.66   $0.90   $1.00      --     --     --
Accumulation unit value at end of period                  $0.98   $0.84   $0.66   $0.90      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period            $0.90   $0.68   $1.19   $1.00   $1.06  $1.06  $1.00
Accumulation unit value at end of period                  $1.02   $0.90   $0.68   $1.19   $1.00  $1.06  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      4,071   4,572   4,942   5,177  11,674  5,066  1,252
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period            $1.02   $0.87   $1.21   $1.30   $1.12  $1.09  $1.00
Accumulation unit value at end of period                  $1.13   $1.02   $0.87   $1.21   $1.30  $1.12  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                         15      15      15      17      17      5     --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period            $1.10   $0.78   $1.06   $1.06   $1.00     --     --
Accumulation unit value at end of period                  $1.21   $1.10   $0.78   $1.06   $1.06     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,604   1,726   2,138   2,573   4,571     --     --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period            $0.83   $0.66   $1.12   $1.00      --     --     --
Accumulation unit value at end of period                  $0.98   $0.83   $0.66   $1.12      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        838  19,315  15,534  10,135      --     --     --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period            $0.77   $0.57   $1.13   $1.00      --     --     --
Accumulation unit value at end of period                  $0.86   $0.77   $0.57   $1.13      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         30      32      --       3      --     --     --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.16   $0.95   $1.35   $1.41   $1.20  $1.16  $1.00
Accumulation unit value at end of period                  $1.44   $1.16   $0.95   $1.35   $1.41  $1.20  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                        428  10,255   8,531   6,901      89     59     43
-----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period            $0.84   $0.71   $1.10   $1.00      --     --     --
Accumulation unit value at end of period                  $0.96   $0.84   $0.71   $1.10      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         10      17      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.98   $0.74   $1.27   $1.27   $1.21  $1.13  $1.00
Accumulation unit value at end of period                  $1.22   $0.98   $0.74   $1.27   $1.27  $1.21  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                         11      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------



 158    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2010    2009    2008    2007    2006    2005   2004
-----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.06   $0.69   $1.19   $1.06   $1.04  $1.03  $1.00
Accumulation unit value at end of period                  $1.35   $1.06   $0.69   $1.19   $1.06  $1.04  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        728     935   1,165   1,200   2,578  1,258    333
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.03   $0.86   $1.25   $1.19   $1.05  $1.02  $1.00
Accumulation unit value at end of period                  $1.16   $1.03   $0.86   $1.25   $1.19  $1.05  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.75   $0.62   $1.09   $1.00      --     --     --
Accumulation unit value at end of period                  $0.81   $0.75   $0.62   $1.09      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.20   $0.94   $1.53   $1.50   $1.25  $1.14  $1.00
Accumulation unit value at end of period                  $1.22   $1.20   $0.94   $1.53   $1.50  $1.25  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                         25      26      24      26      27     17     --
-----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period            $0.99   $0.70   $0.98   $1.00      --     --     --
Accumulation unit value at end of period                  $1.06   $0.99   $0.70   $0.98      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        507   7,706   6,563   5,181      --     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.19   $0.89   $1.59   $1.38   $1.26  $1.11  $1.00
Accumulation unit value at end of period                  $1.36   $1.19   $0.89   $1.59   $1.38  $1.26  $1.11
Number of accumulation units outstanding at end of
period (000 omitted)                                      5,903   9,334  16,898  15,648  16,577  7,559  1,607
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $0.90   $0.71   $1.38   $1.11   $1.06  $1.03  $1.00
Accumulation unit value at end of period                  $1.09   $0.90   $0.71   $1.38   $1.11  $1.06  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                         12      12      12      12      11     --     --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.15   $1.02   $1.07   $1.05   $1.03  $1.03  $1.00
Accumulation unit value at end of period                  $1.21   $1.15   $1.02   $1.07   $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      4,473  13,385  13,739  15,429   7,174  6,069  1,202
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.42   $1.03   $1.75   $1.54   $1.40  $1.21  $1.00
Accumulation unit value at end of period                  $1.79   $1.42   $1.03   $1.75   $1.54  $1.40  $1.21
Number of accumulation units outstanding at end of
period (000 omitted)                                        899   4,039   6,417   4,062   2,597  1,049      5
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.15   $0.93   $1.70   $1.48   $1.28  $1.10  $1.00
Accumulation unit value at end of period                  $1.28   $1.15   $0.93   $1.70   $1.48  $1.28  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                        644     667     722     691   1,284  1,283    755
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.21   $0.91   $1.32   $1.29   $1.12  $1.12  $1.00
Accumulation unit value at end of period                  $1.33   $1.21   $0.91   $1.32   $1.29  $1.12  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                        551     575     621     666     639    815    325
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.00   $0.87   $1.21   $1.27   $1.11  $1.09  $1.00
Accumulation unit value at end of period                  $1.18   $1.00   $0.87   $1.21   $1.27  $1.11  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                         21      31      74     110     121    143    111
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.02   $0.72   $1.28   $1.18   $1.10  $1.07  $1.00
Accumulation unit value at end of period                  $1.28   $1.02   $0.72   $1.28   $1.18  $1.10  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                          7       7       7       7      11      6      6
-----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.06   $0.86   $1.39   $1.37   $1.18  $1.09  $1.00
Accumulation unit value at end of period                  $1.16   $1.06   $0.86   $1.39   $1.37  $1.18  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        182     190     188     281   2,957    342    240
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.61   $1.38   $1.33   $1.22   $1.10  $1.16  $1.00
Accumulation unit value at end of period                  $1.80   $1.61   $1.38   $1.33   $1.22  $1.10  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,587   7,972   8,575   9,880   6,143  2,582    696
-----------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    159

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2010    2009    2008    2007    2006    2005   2004
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period            $1.04   $0.81   $1.43   $1.43   $1.19  $1.12  $1.00
Accumulation unit value at end of period                  $1.10   $1.04   $0.81   $1.43   $1.43  $1.19  $1.12
Number of accumulation units outstanding at end of
period (000 omitted)                                        234     244     274     283     331    477    237
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.23   $0.94   $1.52   $1.50   $1.32  $1.19  $1.00
Accumulation unit value at end of period                  $1.50   $1.23   $0.94   $1.52   $1.50  $1.32  $1.19
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,904   5,063   6,456   6,588   5,189  2,566    749
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.69   $0.58   $0.94   $1.00      --     --     --
Accumulation unit value at end of period                  $0.76   $0.69   $0.58   $0.94      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.83   $0.58   $1.22   $1.23   $1.11  $1.07  $1.00
Accumulation unit value at end of period                  $0.87   $0.83   $0.58   $1.22   $1.23  $1.11  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,918   1,891   2,274   1,899   2,383  2,864  1,579
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.69   $0.59   $1.04   $1.00      --     --     --
Accumulation unit value at end of period                  $0.78   $0.69   $0.59   $1.04      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.05   $0.76   $1.46   $1.35   $1.18  $1.10  $1.00
Accumulation unit value at end of period                  $1.22   $1.05   $0.76   $1.46   $1.35  $1.18  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                          2       2       2       2      --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.90   $0.72   $1.03   $1.00      --     --     --
Accumulation unit value at end of period                  $0.92   $0.90   $0.72   $1.03      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.80   $0.61   $1.04   $1.00      --     --     --
Accumulation unit value at end of period                  $0.89   $0.80   $0.61   $1.04      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        575  15,338   7,640   4,717      --     --     --
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.17   $0.92   $1.32   $1.23   $1.13  $1.07  $1.00
Accumulation unit value at end of period                  $1.31   $1.17   $0.92   $1.32   $1.23  $1.13  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                        367     386     417     511     667    795    454
-----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.00   $0.79   $1.26   $1.31   $1.15  $1.13  $1.00
Accumulation unit value at end of period                  $1.13   $1.00   $0.79   $1.26   $1.31  $1.15  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                      7,635  13,387  16,530  15,014  15,482  9,543  2,210
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.83   $0.62   $1.05   $1.00      --     --     --
Accumulation unit value at end of period                  $0.93   $0.83   $0.62   $1.05      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        810  16,609  16,165  12,101      --     --     --
-----------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period            $0.84   $0.60   $1.03   $1.00      --     --     --
Accumulation unit value at end of period                  $1.03   $0.84   $0.60   $1.03      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                          9      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period            $1.06   $0.78   $1.26   $1.15   $1.10  $1.07  $1.00
Accumulation unit value at end of period                  $1.16   $1.06   $0.78   $1.26   $1.15  $1.10  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --       6       6     10     --
-----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period            $1.13   $0.71   $1.19   $1.19   $1.07  $1.04  $1.00
Accumulation unit value at end of period                  $1.51   $1.13   $0.71   $1.19   $1.19  $1.07  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                          8      --      --       3       3      6     --
-----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period            $1.07   $0.93   $1.22   $1.20   $1.09  $1.09  $1.00
Accumulation unit value at end of period                  $1.15   $1.07   $0.93   $1.22   $1.20  $1.09  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        128     114     120     132     139    142      8
-----------------------------------------------------------------------------------------------------------------



 160    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2010    2009    2008    2007    2006    2005   2004
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period            $1.81   $1.39   $2.27   $1.82   $1.42  $1.24  $1.00
Accumulation unit value at end of period                  $2.01   $1.81   $1.39   $2.27   $1.82  $1.42  $1.24
Number of accumulation units outstanding at end of
period (000 omitted)                                         30      36      30     102      --     --     --
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.64   $0.46   $0.85   $1.00      --     --     --
Accumulation unit value at end of period                  $0.77   $0.64   $0.46   $0.85      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        173   3,620   5,493   2,614      --     --     --
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.90   $0.58   $1.12   $1.00      --     --     --
Accumulation unit value at end of period                  $1.17   $0.90   $0.58   $1.12      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         15       1       1       1      --     --     --
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.32   $1.05   $1.72   $2.12   $1.57  $1.37  $1.00
Accumulation unit value at end of period                  $1.67   $1.32   $1.05   $1.72   $2.12  $1.57  $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                        148     171     199     172     214    233     73
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.97   $0.68   $1.28   $1.15   $1.09  $1.06  $1.00
Accumulation unit value at end of period                  $1.03   $0.97   $0.68   $1.28   $1.15  $1.09  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                      3,063   3,252   3,876   3,686   4,759  4,145  1,172
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.23   $0.90   $1.54   $1.48   $1.29  $1.15  $1.00
Accumulation unit value at end of period                  $1.40   $1.23   $0.90   $1.54   $1.48  $1.29  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                          4       4       4       4       4     --     --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.18   $1.02   $1.21   $1.13   $1.07  $1.07  $1.00
Accumulation unit value at end of period                  $1.33   $1.18   $1.02   $1.21   $1.13  $1.07  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                      3,835  17,599  16,567  16,736   8,920  5,420  1,643
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.11   $0.83   $1.36   $1.41   $1.25  $1.16  $1.00
Accumulation unit value at end of period                  $1.34   $1.11   $0.83   $1.36   $1.41  $1.25  $1.16
Number of accumulation units outstanding at end of
period (000 omitted)                                         26      27      27      27      23     11     --
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period            $1.01   $0.85   $1.03   $1.00      --     --     --
Accumulation unit value at end of period                  $1.12   $1.01   $0.85   $1.03      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        706   8,743  13,831  12,327      --     --     --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.13   $0.91   $1.12   $1.15   $1.14  $1.03  $1.00
Accumulation unit value at end of period                  $1.13   $1.13   $0.91   $1.12   $1.15  $1.14  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                          2       2       2       2       1     --     --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period            $1.12   $0.92   $1.67   $1.57   $1.25  $1.14  $1.00
Accumulation unit value at end of period                  $1.21   $1.12   $0.92   $1.67   $1.57  $1.25  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --       6       6      9     --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --     --     --
Accumulation unit value at end of period                  $1.13      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         18      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period            $0.94   $0.73   $1.22   $1.43   $1.24  $1.18  $1.00
Accumulation unit value at end of period                  $1.16   $0.94   $0.73   $1.22   $1.43  $1.24  $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                         70      54      56      62   1,601     --     --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.04   $1.06   $1.05   $1.02   $1.00  $0.99  $1.00
Accumulation unit value at end of period                  $1.02   $1.04   $1.06   $1.05   $1.02  $1.00  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,063   4,617   2,015     926     437    272    696
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.12   $1.00   $1.09   $1.06   $1.03  $1.03  $1.00
Accumulation unit value at end of period                  $1.19   $1.12   $1.00   $1.09   $1.06  $1.03  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,811  21,272  22,574  21,399  10,809     68     73
-----------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    161

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2010    2009    2008    2007    2006    2005   2004
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.17   $0.93   $1.60   $1.51   $1.28  $1.15  $1.00
Accumulation unit value at end of period                  $1.34   $1.17   $0.93   $1.60   $1.51  $1.28  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      4,515  19,162  18,841  12,984   9,881  4,173     --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.86   $0.71   $1.25   $1.24   $1.09  $1.05  $1.00
Accumulation unit value at end of period                  $0.99   $0.86   $0.71   $1.25   $1.24  $1.09  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                      2,659   2,866   2,952   2,897   3,765  4,574  2,547
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period            $1.11   $1.06   $1.08   $1.02   $1.00     --     --
Accumulation unit value at end of period                  $1.14   $1.11   $1.06   $1.08   $1.02     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        988  15,119   8,617   9,067   6,418     --     --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.33   $0.88   $1.20   $1.20   $1.10  $1.08  $1.00
Accumulation unit value at end of period                  $1.48   $1.33   $0.88   $1.20   $1.20  $1.10  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                        626     705     918   1,074   1,254  1,052    115
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period            $1.31   $0.94   $1.18   $1.17   $1.11  $1.09  $1.00
Accumulation unit value at end of period                  $1.46   $1.31   $0.94   $1.18   $1.17  $1.11  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                        461  10,027   7,265   6,611   2,750     26     36
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.09   $0.68   $1.26   $1.13   $1.15  $1.07  $1.00
Accumulation unit value at end of period                  $1.35   $1.09   $0.68   $1.26   $1.13  $1.15  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period            $0.74   $0.53   $0.99   $1.00      --     --     --
Accumulation unit value at end of period                  $0.89   $0.74   $0.53   $0.99      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.98   $0.80   $1.29   $1.25   $1.11  $1.08  $1.00
Accumulation unit value at end of period                  $1.11   $0.98   $0.80   $1.29   $1.25  $1.11  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                         14      14      14      14      16      5      5
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.03   $1.00   $1.04   $1.01   $0.99  $1.00  $1.00
Accumulation unit value at end of period                  $1.04   $1.03   $1.00   $1.04   $1.01  $0.99  $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                        591   3,255   1,766   1,184     748    423     43
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.92   $0.68   $1.25   $1.24   $1.14  $1.07  $1.00
Accumulation unit value at end of period                  $1.06   $0.92   $0.68   $1.25   $1.24  $1.14  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                         10       2       2       2      --     --     --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $0.94   $0.76   $1.28   $1.31   $1.13  $1.10  $1.00
Accumulation unit value at end of period                  $1.11   $0.94   $0.76   $1.28   $1.31  $1.13  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                         12      12      12      12      10     --     --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $2.11   $1.24   $2.72   $2.01   $1.53  $1.17  $1.00
Accumulation unit value at end of period                  $2.48   $2.11   $1.24   $2.72   $2.01  $1.53  $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,023   3,167   4,942   3,157   2,993  1,961    549
-----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.25   $1.00   $1.71   $1.55   $1.27  $1.14  $1.00
Accumulation unit value at end of period                  $1.40   $1.25   $1.00   $1.71   $1.55  $1.27  $1.14
Number of accumulation units outstanding at end of
period (000 omitted)                                          5      16       5       5       4     --     --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --     --     --
Accumulation unit value at end of period                  $1.11      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        311      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --     --     --
Accumulation unit value at end of period                  $1.11      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     19,052      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------



 162    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                       2010    2009    2008    2007    2006    2005   2004
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --     --     --
Accumulation unit value at end of period                  $1.04      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        689      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --     --     --
Accumulation unit value at end of period                  $1.04      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     10,681      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period            $0.77   $0.59   $0.99   $1.00      --     --     --
Accumulation unit value at end of period                  $0.84   $0.77   $0.59   $0.99      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        912  20,521  13,665   9,500      --     --     --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.06   $0.79   $1.28   $1.23   $1.08  $1.10  $1.00
Accumulation unit value at end of period                  $1.27   $1.06   $0.79   $1.28   $1.23  $1.08  $1.10
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --     --     --
Accumulation unit value at end of period                  $1.09      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      7,344      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --     --     --
Accumulation unit value at end of period                  $1.09      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    114,757      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --     --     --
Accumulation unit value at end of period                  $1.10      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      3,683      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --     --     --
Accumulation unit value at end of period                  $1.10      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     62,718      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --     --     --
Accumulation unit value at end of period                  $1.06      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,054      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period            $1.00      --      --      --      --     --     --
Accumulation unit value at end of period                  $1.06      --      --      --      --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                     12,980      --      --      --      --     --     --
-----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period            $1.18   $0.88   $1.31   $1.40   $1.19  $1.15  $1.00
Accumulation unit value at end of period                  $1.44   $1.18   $0.88   $1.31   $1.40  $1.19  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      2,533   2,957   3,379   3,794   4,319  4,153  1,188
-----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period            $1.72   $1.17   $2.19   $1.92   $1.43  $1.20  $1.00
Accumulation unit value at end of period                  $2.11   $1.72   $1.17   $2.19   $1.92  $1.43  $1.20
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,715   4,755   7,042   4,528   4,321  3,151    908
-----------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period            $1.13   $0.81   $1.37   $1.33   $1.26  $1.15  $1.00
Accumulation unit value at end of period                  $1.37   $1.13   $0.81   $1.37   $1.33  $1.26  $1.15
Number of accumulation units outstanding at end of
period (000 omitted)                                      1,664   4,848   5,126   4,307   2,648  2,151    549
-----------------------------------------------------------------------------------------------------------------






                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    163

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                          2010   2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period              $1.00  $0.82  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.00  $0.82     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period              $0.89  $0.59  $1.15  $1.00     --     --     --
Accumulation unit value at end of period                    $1.03  $0.89  $0.59  $1.15     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  11     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period              $0.89  $0.76  $1.30  $1.27  $1.10  $1.08  $1.00
Accumulation unit value at end of period                    $0.99  $0.89  $0.76  $1.30  $1.27  $1.10  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --      1      1      1      1      1
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period              $1.13  $0.86  $1.87  $1.80  $1.36  $1.19  $1.00
Accumulation unit value at end of period                    $1.15  $1.13  $0.86  $1.87  $1.80  $1.36  $1.19
Number of accumulation units outstanding at end of period
(000 omitted)                                                 166    258    325    254    299    244     97
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.16  $1.08  $1.12  $1.04  $1.04  $1.05  $1.00
Accumulation unit value at end of period                    $1.20  $1.16  $1.08  $1.12  $1.04  $1.04  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                 348    352    348    572    638    666    312
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.24  $0.94  $1.75  $1.51  $1.24  $1.12  $1.00
Accumulation unit value at end of period                    $1.37  $1.24  $0.94  $1.75  $1.51  $1.24  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period              $0.84  $0.66  $0.90  $1.00     --     --     --
Accumulation unit value at end of period                    $0.98  $0.84  $0.66  $0.90     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $0.90  $0.68  $1.19  $1.00  $1.06  $1.06  $1.00
Accumulation unit value at end of period                    $1.02  $0.90  $0.68  $1.19  $1.00  $1.06  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  53     67     79     84    341    176     40
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.01  $0.86  $1.20  $1.30  $1.12  $1.09  $1.00
Accumulation unit value at end of period                    $1.12  $1.01  $0.86  $1.20  $1.30  $1.12  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period              $1.10  $0.78  $1.06  $1.06  $1.00     --     --
Accumulation unit value at end of period                    $1.21  $1.10  $0.78  $1.06  $1.06     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  30     24     31     33    100     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period              $0.82  $0.66  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                    $0.98  $0.82  $0.66  $1.12     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  17    363    289    252     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period              $0.77  $0.57  $1.13  $1.00     --     --     --
Accumulation unit value at end of period                    $0.86  $0.77  $0.57  $1.13     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.16  $0.95  $1.35  $1.41  $1.20  $1.16  $1.00
Accumulation unit value at end of period                    $1.44  $1.16  $0.95  $1.35  $1.41  $1.20  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                  14    197    155    161     --     --     --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period              $0.83  $0.71  $1.10  $1.00     --     --     --
Accumulation unit value at end of period                    $0.95  $0.83  $0.71  $1.10     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.98  $0.74  $1.26  $1.27  $1.20  $1.13  $1.00
Accumulation unit value at end of period                    $1.22  $0.98  $0.74  $1.26  $1.27  $1.20  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------


 164    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2010   2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.06  $0.69  $1.19  $1.06  $1.04  $1.03  $1.00
Accumulation unit value at end of period                    $1.34  $1.06  $0.69  $1.19  $1.06  $1.04  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  25     32     40     44    132     76     23
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.03  $0.86  $1.25  $1.19  $1.05  $1.02  $1.00
Accumulation unit value at end of period                    $1.16  $1.03  $0.86  $1.25  $1.19  $1.05  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.75  $0.61  $1.09  $1.00     --     --     --
Accumulation unit value at end of period                    $0.81  $0.75  $0.61  $1.09     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.19  $0.93  $1.52  $1.49  $1.25  $1.14  $1.00
Accumulation unit value at end of period                    $1.22  $1.19  $0.93  $1.52  $1.49  $1.25  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period              $0.99  $0.70  $0.98  $1.00     --     --     --
Accumulation unit value at end of period                    $1.06  $0.99  $0.70  $0.98     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  23    164    146    204     --     --     --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.18  $0.89  $1.59  $1.38  $1.26  $1.11  $1.00
Accumulation unit value at end of period                    $1.36  $1.18  $0.89  $1.59  $1.38  $1.26  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                 304    388    550    587    963    536    195
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.89  $0.71  $1.38  $1.11  $1.06  $1.03  $1.00
Accumulation unit value at end of period                    $1.08  $0.89  $0.71  $1.38  $1.11  $1.06  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.15  $1.01  $1.07  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.21  $1.15  $1.01  $1.07  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  78    287    300    490    122    111     26
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.41  $1.03  $1.74  $1.54  $1.40  $1.21  $1.00
Accumulation unit value at end of period                    $1.78  $1.41  $1.03  $1.74  $1.54  $1.40  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                  37     90    136    109    127     60      4
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.15  $0.93  $1.69  $1.48  $1.28  $1.10  $1.00
Accumulation unit value at end of period                    $1.27  $1.15  $0.93  $1.69  $1.48  $1.28  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  84     93     97     96    150    156     96
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.90  $0.77  $1.37  $1.77  $1.49  $1.34  $1.00
Accumulation unit value at end of period                    $1.07  $0.90  $0.77  $1.37  $1.77  $1.49  $1.34
Number of accumulation units outstanding at end of period
(000 omitted)                                                  43     50     52     47     42     49     35
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.20  $0.91  $1.31  $1.29  $1.11  $1.12  $1.00
Accumulation unit value at end of period                    $1.33  $1.20  $0.91  $1.31  $1.29  $1.11  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  33      9     28     31     33     34     29
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.99  $0.86  $1.21  $1.27  $1.10  $1.09  $1.00
Accumulation unit value at end of period                    $1.18  $0.99  $0.86  $1.21  $1.27  $1.10  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.02  $0.72  $1.28  $1.18  $1.10  $1.07  $1.00
Accumulation unit value at end of period                    $1.27  $1.02  $0.72  $1.28  $1.18  $1.10  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.06  $0.86  $1.39  $1.37  $1.18  $1.09  $1.00
Accumulation unit value at end of period                    $1.15  $1.06  $0.86  $1.39  $1.37  $1.18  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     65     --     --
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    165

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2010   2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.60  $1.38  $1.32  $1.22  $1.10  $1.16  $1.00
Accumulation unit value at end of period                    $1.80  $1.60  $1.38  $1.32  $1.22  $1.10  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                 115    259    283    481    448    244    107
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.04  $0.81  $1.43  $1.43  $1.19  $1.12  $1.00
Accumulation unit value at end of period                    $1.09  $1.04  $0.81  $1.43  $1.43  $1.19  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.22  $0.94  $1.52  $1.50  $1.32  $1.19  $1.00
Accumulation unit value at end of period                    $1.50  $1.22  $0.94  $1.52  $1.50  $1.32  $1.19
Number of accumulation units outstanding at end of period
(000 omitted)                                                  87    155    185    225    289    177     70
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.69  $0.58  $0.93  $1.00     --     --     --
Accumulation unit value at end of period                    $0.76  $0.69  $0.58  $0.93     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.83  $0.57  $1.22  $1.23  $1.11  $1.07  $1.00
Accumulation unit value at end of period                    $0.87  $0.83  $0.57  $1.22  $1.23  $1.11  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  17     25     30     27     74     74     45
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.86  $0.72  $1.29  $1.17  $1.13  $1.06  $1.00
Accumulation unit value at end of period                    $0.97  $0.86  $0.72  $1.29  $1.17  $1.13  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3     11     11     12    118     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.75  $1.46  $1.34  $1.18  $1.10  $1.00
Accumulation unit value at end of period                    $1.22  $1.05  $0.75  $1.46  $1.34  $1.18  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.89  $0.72  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                    $0.92  $0.89  $0.72  $1.03     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.80  $0.61  $1.04  $1.00     --     --     --
Accumulation unit value at end of period                    $0.88  $0.80  $0.61  $1.04     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  41    282    132    103     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.17  $0.92  $1.32  $1.23  $1.13  $1.07  $1.00
Accumulation unit value at end of period                    $1.31  $1.17  $0.92  $1.32  $1.23  $1.13  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3      5      5      7     20     20     12
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.99  $0.79  $1.25  $1.31  $1.15  $1.13  $1.00
Accumulation unit value at end of period                    $1.13  $0.99  $0.79  $1.25  $1.31  $1.15  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                 315    440    509    526    817    589    206
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.83  $0.62  $1.05  $1.00     --     --     --
Accumulation unit value at end of period                    $0.93  $0.83  $0.62  $1.05     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  16    314    298    290     --     --     --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period              $0.84  $0.60  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                    $1.03  $0.84  $0.60  $1.03     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.06  $0.77  $1.25  $1.15  $1.09  $1.07  $1.00
Accumulation unit value at end of period                    $1.16  $1.06  $0.77  $1.25  $1.15  $1.09  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.13  $0.71  $1.19  $1.19  $1.07  $1.04  $1.00
Accumulation unit value at end of period                    $1.50  $1.13  $0.71  $1.19  $1.19  $1.07  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------



 166    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2010   2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.07  $0.93  $1.22  $1.20  $1.09  $1.09  $1.00
Accumulation unit value at end of period                    $1.15  $1.07  $0.93  $1.22  $1.20  $1.09  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                   9     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.80  $1.38  $2.27  $1.82  $1.41  $1.24  $1.00
Accumulation unit value at end of period                    $2.00  $1.80  $1.38  $2.27  $1.82  $1.41  $1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.64  $0.46  $0.85  $1.00     --     --     --
Accumulation unit value at end of period                    $0.77  $0.64  $0.46  $0.85     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   6     64    100     52     --     --     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.90  $0.58  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                    $1.17  $0.90  $0.58  $1.12     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.31  $1.04  $1.72  $2.12  $1.57  $1.37  $1.00
Accumulation unit value at end of period                    $1.67  $1.31  $1.04  $1.72  $2.12  $1.57  $1.37
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3      5      6      8      6      5      3
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.96  $0.68  $1.28  $1.15  $1.09  $1.06  $1.00
Accumulation unit value at end of period                    $1.03  $0.96  $0.68  $1.28  $1.15  $1.09  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  77     70     80     65    152    149     51
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.23  $0.90  $1.54  $1.48  $1.29  $1.15  $1.00
Accumulation unit value at end of period                    $1.39  $1.23  $0.90  $1.54  $1.48  $1.29  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3      3      4      6      8      9      3
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.18  $1.01  $1.21  $1.13  $1.07  $1.07  $1.00
Accumulation unit value at end of period                    $1.32  $1.18  $1.01  $1.21  $1.13  $1.07  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                 263    573    562    807    629    440    207
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.11  $0.83  $1.36  $1.41  $1.25  $1.16  $1.00
Accumulation unit value at end of period                    $1.34  $1.11  $0.83  $1.36  $1.41  $1.25  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --      1      2      2      2     --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period              $1.01  $0.85  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                    $1.12  $1.01  $0.85  $1.03     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  12    192    276    368     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $0.91  $1.12  $1.15  $1.14  $1.03  $1.00
Accumulation unit value at end of period                    $1.13  $1.12  $0.91  $1.12  $1.15  $1.14  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2      2      2     14     14     15     15
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $0.92  $1.67  $1.57  $1.25  $1.14  $1.00
Accumulation unit value at end of period                    $1.21  $1.12  $0.92  $1.67  $1.57  $1.25  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.13     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.93  $0.72  $1.22  $1.42  $1.24  $1.18  $1.00
Accumulation unit value at end of period                    $1.15  $0.93  $0.72  $1.22  $1.42  $1.24  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2      2      2      2     77     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.03  $1.05  $1.05  $1.02  $1.00  $0.99  $1.00
Accumulation unit value at end of period                    $1.01  $1.03  $1.05  $1.05  $1.02  $1.00  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                  27    135     79    179     46     12      3
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    167

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2010   2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $1.00  $1.09  $1.06  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.19  $1.12  $1.00  $1.09  $1.06  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  31    486    520    845    368     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.16  $0.93  $1.59  $1.51  $1.28  $1.15  $1.00
Accumulation unit value at end of period                    $1.33  $1.16  $0.93  $1.59  $1.51  $1.28  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                 138    433    428    358    461    217     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.86  $0.71  $1.25  $1.24  $1.09  $1.05  $1.00
Accumulation unit value at end of period                    $0.99  $0.86  $0.71  $1.25  $1.24  $1.09  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                 256    279    279    273    345    410    258
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period              $1.11  $1.06  $1.08  $1.02  $1.00     --     --
Accumulation unit value at end of period                    $1.14  $1.11  $1.06  $1.08  $1.02     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  28    346    223    382    430     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.32  $0.88  $1.19  $1.20  $1.10  $1.08  $1.00
Accumulation unit value at end of period                    $1.48  $1.32  $0.88  $1.19  $1.20  $1.10  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                 154    172    215    267    389    278    141
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period              $1.31  $0.94  $1.18  $1.17  $1.11  $1.09  $1.00
Accumulation unit value at end of period                    $1.45  $1.31  $0.94  $1.18  $1.17  $1.11  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  10    206    152    192     84     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.09  $0.68  $1.26  $1.13  $1.15  $1.06  $1.00
Accumulation unit value at end of period                    $1.35  $1.09  $0.68  $1.26  $1.13  $1.15  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  32     36     48     42     51     57     40
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period              $0.74  $0.53  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                    $0.89  $0.74  $0.53  $0.99     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.98  $0.79  $1.29  $1.25  $1.11  $1.08  $1.00
Accumulation unit value at end of period                    $1.10  $0.98  $0.79  $1.29  $1.25  $1.11  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  20      3      4      6      7      8      3
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.03  $0.99  $1.04  $1.01  $0.99  $1.00  $1.00
Accumulation unit value at end of period                    $1.04  $1.03  $0.99  $1.04  $1.01  $0.99  $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                  30    102     66    140    131     58     29
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.92  $0.68  $1.25  $1.24  $1.14  $1.07  $1.00
Accumulation unit value at end of period                    $1.05  $0.92  $0.68  $1.25  $1.24  $1.14  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --      5     19     22     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.94  $0.76  $1.28  $1.31  $1.12  $1.10  $1.00
Accumulation unit value at end of period                    $1.11  $0.94  $0.76  $1.28  $1.31  $1.12  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $2.10  $1.23  $2.72  $2.01  $1.53  $1.17  $1.00
Accumulation unit value at end of period                    $2.47  $2.10  $1.23  $2.72  $2.01  $1.53  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                  50     92    136    101    171    143     66
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.25  $1.00  $1.71  $1.55  $1.27  $1.14  $1.00
Accumulation unit value at end of period                    $1.39  $1.25  $1.00  $1.71  $1.55  $1.27  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 167     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------



 168    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2010   2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 132     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 683     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 175     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period              $0.76  $0.59  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                    $0.84  $0.76  $0.59  $0.99     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  21    391    251    239     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.06  $0.79  $1.27  $1.23  $1.08  $1.10  $1.00
Accumulation unit value at end of period                    $1.26  $1.06  $0.79  $1.27  $1.23  $1.08  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.09     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,181     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.09     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               3,977     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,506     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               2,178     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 620     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 100     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.17  $0.88  $1.31  $1.40  $1.19  $1.15  $1.00
Accumulation unit value at end of period                    $1.43  $1.17  $0.88  $1.31  $1.40  $1.19  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                 136    167    190    222    276    305    123
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period              $1.71  $1.17  $2.19  $1.92  $1.43  $1.20  $1.00
Accumulation unit value at end of period                    $2.10  $1.71  $1.17  $2.19  $1.92  $1.43  $1.20
Number of accumulation units outstanding at end of period
(000 omitted)                                                  22     79    123     88    117     92     25
---------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period              $1.13  $0.81  $1.37  $1.33  $1.26  $1.15  $1.00
Accumulation unit value at end of period                    $1.37  $1.13  $0.81  $1.37  $1.33  $1.26  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                  83    154    168    174    174    158     63
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.18  $0.89  $1.35  $1.28  $1.16  $1.09  $1.00
Accumulation unit value at end of period                    $1.34  $1.18  $0.89  $1.35  $1.28  $1.16  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --      9      8      8     13     --     --
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    169

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2010   2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.01  $0.89  $1.29  $1.22  $1.11  $1.08  $1.00
Accumulation unit value at end of period                    $1.12  $1.01  $0.89  $1.29  $1.22  $1.11  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.14  $1.01  $1.76  $1.56  $1.30  $1.14  $1.00
Accumulation unit value at end of period                    $1.30  $1.14  $1.01  $1.76  $1.56  $1.30  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2      9      7     10      9      5     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.93  $0.81  $1.30  $1.29  $1.11  $1.08  $1.00
Accumulation unit value at end of period                    $1.04  $0.93  $0.81  $1.30  $1.29  $1.11  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  90     98     87    127    129    148    104
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.20  $0.86  $1.20  $1.10  $1.06  $1.04  $1.00
Accumulation unit value at end of period                    $1.41  $1.20  $0.86  $1.20  $1.10  $1.06  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                 114     14     16     25     28     29     18
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.27  $0.85  $1.48  $1.33  $1.10  $1.06  $1.00
Accumulation unit value at end of period                    $1.58  $1.27  $0.85  $1.48  $1.33  $1.10  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.22     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.20  $1.09  $1.09  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.26  $1.20  $1.09  $1.09  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                 285    300    306    508    818    449    243
---------------------------------------------------------------------------------------------------------------






 170    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period              $1.00  $0.82  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.00  $0.82     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period              $0.89  $0.59  $1.15  $1.00     --     --     --
Accumulation unit value at end of period                    $1.03  $0.89  $0.59  $1.15     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period              $0.89  $0.75  $1.30  $1.26  $1.10  $1.08  $1.00
Accumulation unit value at end of period                    $0.98  $0.89  $0.75  $1.30  $1.26  $1.10  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  80     66     66     96     96     99     85
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $0.85  $1.86  $1.80  $1.36  $1.19  $1.00
Accumulation unit value at end of period                    $1.15  $1.12  $0.85  $1.86  $1.80  $1.36  $1.19
Number of accumulation units outstanding at end of period
(000 omitted)                                                 506  1,095  1,482    974    867    689    225
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.16  $1.07  $1.11  $1.04  $1.04  $1.05  $1.00
Accumulation unit value at end of period                    $1.19  $1.16  $1.07  $1.11  $1.04  $1.04  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                 895    890    892  1,618  1,875  1,656    485
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.23  $0.94  $1.75  $1.51  $1.24  $1.12  $1.00
Accumulation unit value at end of period                    $1.37  $1.23  $0.94  $1.75  $1.51  $1.24  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     13     13     13     13     13     13
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period              $0.84  $0.66  $0.89  $1.00     --     --     --
Accumulation unit value at end of period                    $0.98  $0.84  $0.66  $0.89     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $0.89  $0.68  $1.19  $1.00  $1.06  $1.06  $1.00
Accumulation unit value at end of period                    $1.01  $0.89  $0.68  $1.19  $1.00  $1.06  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                 143    194    231    257    797    377     79
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.01  $0.86  $1.20  $1.30  $1.12  $1.09  $1.00
Accumulation unit value at end of period                    $1.12  $1.01  $0.86  $1.20  $1.30  $1.12  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period              $1.10  $0.78  $1.06  $1.06  $1.00     --     --
Accumulation unit value at end of period                    $1.21  $1.10  $0.78  $1.06  $1.06     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  91    168    188    226    529     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period              $0.82  $0.66  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                    $0.98  $0.82  $0.66  $1.12     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  66  2,385  1,631    966     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period              $0.77  $0.57  $1.13  $1.00     --     --     --
Accumulation unit value at end of period                    $0.86  $0.77  $0.57  $1.13     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.16  $0.95  $1.34  $1.41  $1.20  $1.16  $1.00
Accumulation unit value at end of period                    $1.43  $1.16  $0.95  $1.34  $1.41  $1.20  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                  20  1,244    858    651     --     --     --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period              $0.83  $0.71  $1.10  $1.00     --     --     --
Accumulation unit value at end of period                    $0.95  $0.83  $0.71  $1.10     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.98  $0.74  $1.26  $1.27  $1.20  $1.13  $1.00
Accumulation unit value at end of period                    $1.21  $0.98  $0.74  $1.26  $1.27  $1.20  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    171

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.68  $1.19  $1.06  $1.04  $1.03  $1.00
Accumulation unit value at end of period                    $1.34  $1.05  $0.68  $1.19  $1.06  $1.04  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  90    125    169    185    360    223     67
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.03  $0.86  $1.24  $1.19  $1.04  $1.02  $1.00
Accumulation unit value at end of period                    $1.16  $1.03  $0.86  $1.24  $1.19  $1.04  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                  68     62     68     67     67     67     68
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.75  $0.61  $1.09  $1.00     --     --     --
Accumulation unit value at end of period                    $0.81  $0.75  $0.61  $1.09     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.19  $0.93  $1.52  $1.49  $1.24  $1.14  $1.00
Accumulation unit value at end of period                    $1.22  $1.19  $0.93  $1.52  $1.49  $1.24  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     22     22     22     16
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period              $0.99  $0.70  $0.98  $1.00     --     --     --
Accumulation unit value at end of period                    $1.06  $0.99  $0.70  $0.98     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  23  1,039    830    599     --     --     --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.18  $0.89  $1.58  $1.38  $1.26  $1.10  $1.00
Accumulation unit value at end of period                    $1.35  $1.18  $0.89  $1.58  $1.38  $1.26  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,031  1,610  2,479  2,557  3,121  1,776    548
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.89  $0.71  $1.38  $1.11  $1.06  $1.03  $1.00
Accumulation unit value at end of period                    $1.08  $0.89  $0.71  $1.38  $1.11  $1.06  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                   8      8      8      8      8      8      8
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.14  $1.01  $1.07  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.21  $1.14  $1.01  $1.07  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                 323  1,730  1,613  1,619    415    419    116
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.41  $1.03  $1.74  $1.54  $1.40  $1.21  $1.00
Accumulation unit value at end of period                    $1.78  $1.41  $1.03  $1.74  $1.54  $1.40  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                 166    606    844    600    502    278     52
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.15  $0.93  $1.69  $1.47  $1.28  $1.10  $1.00
Accumulation unit value at end of period                    $1.27  $1.15  $0.93  $1.69  $1.47  $1.28  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                 174    230    254    261    346    383    229
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.90  $0.77  $1.37  $1.76  $1.49  $1.34  $1.00
Accumulation unit value at end of period                    $1.07  $0.90  $0.77  $1.37  $1.76  $1.49  $1.34
Number of accumulation units outstanding at end of period
(000 omitted)                                                   5     13     23     40     20     26     23
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.20  $0.90  $1.31  $1.29  $1.11  $1.12  $1.00
Accumulation unit value at end of period                    $1.33  $1.20  $0.90  $1.31  $1.29  $1.11  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                 324    322    386    455    274    251    113
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.99  $0.86  $1.21  $1.27  $1.10  $1.09  $1.00
Accumulation unit value at end of period                    $1.17  $0.99  $0.86  $1.21  $1.27  $1.10  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  17     18     18     26     24     15      9
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.01  $0.72  $1.28  $1.17  $1.10  $1.07  $1.00
Accumulation unit value at end of period                    $1.27  $1.01  $0.72  $1.28  $1.17  $1.10  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.85  $1.39  $1.37  $1.18  $1.09  $1.00
Accumulation unit value at end of period                    $1.15  $1.05  $0.85  $1.39  $1.37  $1.18  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  19     19     19     30    326     15      9
---------------------------------------------------------------------------------------------------------------



 172    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.60  $1.37  $1.32  $1.21  $1.10  $1.16  $1.00
Accumulation unit value at end of period                    $1.79  $1.60  $1.37  $1.32  $1.21  $1.10  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                 310  1,340  1,308  1,631  1,338    638    188
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.04  $0.81  $1.43  $1.42  $1.19  $1.12  $1.00
Accumulation unit value at end of period                    $1.09  $1.04  $0.81  $1.43  $1.42  $1.19  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     38     38     38     42     42     42
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.22  $0.94  $1.52  $1.50  $1.32  $1.19  $1.00
Accumulation unit value at end of period                    $1.49  $1.22  $0.94  $1.52  $1.50  $1.32  $1.19
Number of accumulation units outstanding at end of period
(000 omitted)                                                 281    737    899    954    886    554    213
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.68  $0.58  $0.93  $1.00     --     --     --
Accumulation unit value at end of period                    $0.76  $0.68  $0.58  $0.93     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.83  $0.57  $1.22  $1.22  $1.11  $1.07  $1.00
Accumulation unit value at end of period                    $0.87  $0.83  $0.57  $1.22  $1.22  $1.11  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                 102    126    164    133    151    289    111
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.85  $0.72  $1.28  $1.17  $1.13  $1.06  $1.00
Accumulation unit value at end of period                    $0.96  $0.85  $0.72  $1.28  $1.17  $1.13  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  70    135    135    139    247     65     65
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.75  $1.45  $1.34  $1.18  $1.10  $1.00
Accumulation unit value at end of period                    $1.22  $1.05  $0.75  $1.45  $1.34  $1.18  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.89  $0.72  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                    $0.92  $0.89  $0.72  $1.03     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.80  $0.60  $1.04  $1.00     --     --     --
Accumulation unit value at end of period                    $0.88  $0.80  $0.60  $1.04     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  29  1,918    779    442     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.17  $0.92  $1.31  $1.23  $1.13  $1.07  $1.00
Accumulation unit value at end of period                    $1.30  $1.17  $0.92  $1.31  $1.23  $1.13  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  19     25     29     34     41     81     33
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.99  $0.79  $1.25  $1.31  $1.15  $1.13  $1.00
Accumulation unit value at end of period                    $1.12  $0.99  $0.79  $1.25  $1.31  $1.15  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,141  1,947  2,373  2,283  2,595  1,875    582
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.82  $0.62  $1.05  $1.00     --     --     --
Accumulation unit value at end of period                    $0.92  $0.82  $0.62  $1.05     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  35  2,001  1,638  1,128     --     --     --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period              $0.83  $0.60  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                    $1.02  $0.83  $0.60  $1.03     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.77  $1.25  $1.15  $1.09  $1.07  $1.00
Accumulation unit value at end of period                    $1.16  $1.05  $0.77  $1.25  $1.15  $1.09  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     13     13     13     13     13     13
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $0.70  $1.19  $1.19  $1.07  $1.04  $1.00
Accumulation unit value at end of period                    $1.50  $1.12  $0.70  $1.19  $1.19  $1.07  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     28     28     28     31     31     31
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    173

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.07  $0.93  $1.22  $1.19  $1.09  $1.09  $1.00
Accumulation unit value at end of period                    $1.15  $1.07  $0.93  $1.22  $1.19  $1.09  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  21     21     21     30     20     20     11
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.80  $1.38  $2.27  $1.81  $1.41  $1.24  $1.00
Accumulation unit value at end of period                    $2.00  $1.80  $1.38  $2.27  $1.81  $1.41  $1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     48     48     48     48     48     48
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.64  $0.46  $0.84  $1.00     --     --     --
Accumulation unit value at end of period                    $0.76  $0.64  $0.46  $0.84     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   6    395    554    210     --     --     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.90  $0.58  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                    $1.16  $0.90  $0.58  $1.12     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.31  $1.04  $1.71  $2.12  $1.57  $1.37  $1.00
Accumulation unit value at end of period                    $1.66  $1.31  $1.04  $1.71  $2.12  $1.57  $1.37
Number of accumulation units outstanding at end of period
(000 omitted)                                                  20     38     52     61     58     57     17
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.96  $0.68  $1.28  $1.15  $1.09  $1.06  $1.00
Accumulation unit value at end of period                    $1.03  $0.96  $0.68  $1.28  $1.15  $1.09  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                 273    327    413    433    543    579    185
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.22  $0.90  $1.53  $1.48  $1.28  $1.15  $1.00
Accumulation unit value at end of period                    $1.39  $1.22  $0.90  $1.53  $1.48  $1.28  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                  20     20     21     22     22      1      1
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.17  $1.01  $1.21  $1.13  $1.07  $1.07  $1.00
Accumulation unit value at end of period                    $1.32  $1.17  $1.01  $1.21  $1.13  $1.07  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                 485  2,483  2,140  2,194  1,396    843    319
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.11  $0.82  $1.36  $1.40  $1.25  $1.16  $1.00
Accumulation unit value at end of period                    $1.33  $1.11  $0.82  $1.36  $1.40  $1.25  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --      2      2      2
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period              $1.01  $0.85  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                    $1.12  $1.01  $0.85  $1.03     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  29  1,099  1,528  1,244     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $0.91  $1.12  $1.15  $1.14  $1.03  $1.00
Accumulation unit value at end of period                    $1.12  $1.12  $0.91  $1.12  $1.15  $1.14  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3      4      4     12     12      8      6
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $0.91  $1.66  $1.57  $1.25  $1.14  $1.00
Accumulation unit value at end of period                    $1.20  $1.12  $0.91  $1.66  $1.57  $1.25  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --      2      2      2
---------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.13     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.93  $0.72  $1.22  $1.42  $1.24  $1.18  $1.00
Accumulation unit value at end of period                    $1.15  $0.93  $0.72  $1.22  $1.42  $1.24  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1      4      5      8    254     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.03  $1.05  $1.05  $1.02  $1.00  $0.99  $1.00
Accumulation unit value at end of period                    $1.01  $1.03  $1.05  $1.05  $1.02  $1.00  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                 398  1,050    773    184    183     62     --
---------------------------------------------------------------------------------------------------------------



 174    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $1.00  $1.09  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.19  $1.12  $1.00  $1.09  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                 229  3,293  3,101  2,875  1,724      5      5
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.16  $0.93  $1.59  $1.50  $1.28  $1.15  $1.00
Accumulation unit value at end of period                    $1.33  $1.16  $0.93  $1.59  $1.50  $1.28  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                 658  2,652  2,378  1,695  1,652    799     30
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.86  $0.70  $1.24  $1.23  $1.09  $1.05  $1.00
Accumulation unit value at end of period                    $0.99  $0.86  $0.70  $1.24  $1.23  $1.09  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                 352    415    478    563    678    910    594
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period              $1.11  $1.06  $1.08  $1.02  $1.00     --     --
Accumulation unit value at end of period                    $1.13  $1.11  $1.06  $1.08  $1.02     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 145  2,396  1,341  1,390  1,280     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.32  $0.87  $1.19  $1.20  $1.10  $1.08  $1.00
Accumulation unit value at end of period                    $1.47  $1.32  $0.87  $1.19  $1.20  $1.10  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                 160    218    277    389    540    365    130
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period              $1.31  $0.94  $1.18  $1.17  $1.11  $1.09  $1.00
Accumulation unit value at end of period                    $1.45  $1.31  $0.94  $1.18  $1.17  $1.11  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  53  1,448    904    790    375     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.08  $0.68  $1.25  $1.12  $1.15  $1.06  $1.00
Accumulation unit value at end of period                    $1.34  $1.08  $0.68  $1.25  $1.12  $1.15  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  29     34     55     70     94    100     77
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period              $0.74  $0.53  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                    $0.88  $0.74  $0.53  $0.99     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.98  $0.79  $1.29  $1.25  $1.11  $1.08  $1.00
Accumulation unit value at end of period                    $1.10  $0.98  $0.79  $1.29  $1.25  $1.11  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  13     13     13     13     13     13     13
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.03  $0.99  $1.04  $1.01  $0.99  $0.99  $1.00
Accumulation unit value at end of period                    $1.03  $1.03  $0.99  $1.04  $1.01  $0.99  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                 415    848    559    600    525    316     70
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.91  $0.68  $1.25  $1.24  $1.14  $1.07  $1.00
Accumulation unit value at end of period                    $1.05  $0.91  $0.68  $1.25  $1.24  $1.14  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  20     84    189    155     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.94  $0.76  $1.28  $1.31  $1.12  $1.10  $1.00
Accumulation unit value at end of period                    $1.11  $0.94  $0.76  $1.28  $1.31  $1.12  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                   8      8      8      8      8      8      8
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $2.10  $1.23  $2.71  $2.01  $1.53  $1.17  $1.00
Accumulation unit value at end of period                    $2.46  $2.10  $1.23  $2.71  $2.01  $1.53  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                 195    488    668    481    488    416    152
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.24  $0.99  $1.70  $1.54  $1.27  $1.14  $1.00
Accumulation unit value at end of period                    $1.39  $1.24  $0.99  $1.70  $1.54  $1.27  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    175

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 448     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  30     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               3,336     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period              $0.76  $0.59  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                    $0.83  $0.76  $0.59  $0.99     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  43  2,451  1,391    904     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.06  $0.79  $1.27  $1.22  $1.08  $1.10  $1.00
Accumulation unit value at end of period                    $1.26  $1.06  $0.79  $1.27  $1.22  $1.08  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.09     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 989     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.09     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                              16,444     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               7,566     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               3,624     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.17  $0.87  $1.31  $1.40  $1.19  $1.15  $1.00
Accumulation unit value at end of period                    $1.43  $1.17  $0.87  $1.31  $1.40  $1.19  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                 375    551    670    787    714    818    299
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period              $1.71  $1.17  $2.19  $1.92  $1.43  $1.20  $1.00
Accumulation unit value at end of period                    $2.09  $1.71  $1.17  $2.19  $1.92  $1.43  $1.20
Number of accumulation units outstanding at end of period
(000 omitted)                                                  63    398    583    317    295    225     65
---------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period              $1.13  $0.81  $1.37  $1.33  $1.25  $1.15  $1.00
Accumulation unit value at end of period                    $1.36  $1.13  $0.81  $1.37  $1.33  $1.25  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                 225    641    665    612    446    423    139
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.18  $0.89  $1.35  $1.27  $1.16  $1.09  $1.00
Accumulation unit value at end of period                    $1.34  $1.18  $0.89  $1.35  $1.27  $1.16  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  17    106     77     58     51     --     --
---------------------------------------------------------------------------------------------------------------



 176    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.01  $0.89  $1.28  $1.22  $1.11  $1.08  $1.00
Accumulation unit value at end of period                    $1.12  $1.01  $0.89  $1.28  $1.22  $1.11  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --      3      3      3     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.13  $1.00  $1.75  $1.56  $1.30  $1.14  $1.00
Accumulation unit value at end of period                    $1.30  $1.13  $1.00  $1.75  $1.56  $1.30  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                 104    179    156    168    177    128     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.93  $0.81  $1.30  $1.29  $1.11  $1.08  $1.00
Accumulation unit value at end of period                    $1.03  $0.93  $0.81  $1.30  $1.29  $1.11  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                 109    175    110    147    166    213    138
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.20  $0.85  $1.20  $1.10  $1.06  $1.04  $1.00
Accumulation unit value at end of period                    $1.41  $1.20  $0.85  $1.20  $1.10  $1.06  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                 439    185    233    330    320    229     83
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.27  $0.85  $1.48  $1.32  $1.10  $1.06  $1.00
Accumulation unit value at end of period                    $1.57  $1.27  $0.85  $1.48  $1.32  $1.10  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  34     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.22     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 102     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.20  $1.09  $1.09  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.26  $1.20  $1.09  $1.09  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                 616    440    456    805    956    438    186
---------------------------------------------------------------------------------------------------------------






                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    177

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period              $1.00  $0.82  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.00  $0.82     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  10     20     20     --     --     --     --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period              $0.89  $0.59  $1.15  $1.00     --     --     --
Accumulation unit value at end of period                    $1.03  $0.89  $0.59  $1.15     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period              $0.89  $0.75  $1.30  $1.26  $1.10  $1.08  $1.00
Accumulation unit value at end of period                    $0.98  $0.89  $0.75  $1.30  $1.26  $1.10  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1      1      1      1      1      2     19
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $0.85  $1.86  $1.80  $1.36  $1.19  $1.00
Accumulation unit value at end of period                    $1.14  $1.12  $0.85  $1.86  $1.80  $1.36  $1.19
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,143  2,948  3,883  2,568  1,868  1,180    367
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.16  $1.07  $1.11  $1.04  $1.04  $1.05  $1.00
Accumulation unit value at end of period                    $1.19  $1.16  $1.07  $1.11  $1.04  $1.04  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,915  2,198  2,193  3,613  3,815  3,013    779
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.23  $0.94  $1.74  $1.51  $1.24  $1.12  $1.00
Accumulation unit value at end of period                    $1.36  $1.23  $0.94  $1.74  $1.51  $1.24  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period              $0.84  $0.66  $0.89  $1.00     --     --     --
Accumulation unit value at end of period                    $0.98  $0.84  $0.66  $0.89     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   7      7      6     --     --     --     --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $0.89  $0.68  $1.18  $1.00  $1.06  $1.06  $1.00
Accumulation unit value at end of period                    $1.01  $0.89  $0.68  $1.18  $1.00  $1.06  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                 830    972  1,039  1,098  3,076  1,002    303
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.01  $0.86  $1.20  $1.29  $1.12  $1.09  $1.00
Accumulation unit value at end of period                    $1.12  $1.01  $0.86  $1.20  $1.29  $1.12  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period              $1.10  $0.78  $1.06  $1.06  $1.00     --     --
Accumulation unit value at end of period                    $1.20  $1.10  $0.78  $1.06  $1.06     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 501    564    677    840  1,798     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period              $0.82  $0.66  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                    $0.98  $0.82  $0.66  $1.12     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 231  6,690  4,924  3,253     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period              $0.77  $0.57  $1.13  $1.00     --     --     --
Accumulation unit value at end of period                    $0.86  $0.77  $0.57  $1.13     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  16     16     13     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.15  $0.94  $1.34  $1.41  $1.20  $1.16  $1.00
Accumulation unit value at end of period                    $1.43  $1.15  $0.94  $1.34  $1.41  $1.20  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                 136  3,544  2,710  2,205      4     --     --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period              $0.83  $0.71  $1.10  $1.00     --     --     --
Accumulation unit value at end of period                    $0.95  $0.83  $0.71  $1.10     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  11     11      7      5     --     --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.97  $0.73  $1.26  $1.27  $1.20  $1.13  $1.00
Accumulation unit value at end of period                    $1.21  $0.97  $0.73  $1.26  $1.27  $1.20  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------


 178    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.68  $1.19  $1.06  $1.04  $1.03  $1.00
Accumulation unit value at end of period                    $1.33  $1.05  $0.68  $1.19  $1.06  $1.04  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                 246    317    396    438    881    397    133
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.02  $0.85  $1.24  $1.19  $1.04  $1.02  $1.00
Accumulation unit value at end of period                    $1.15  $1.02  $0.85  $1.24  $1.19  $1.04  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --      1      1      1
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.75  $0.61  $1.09  $1.00     --     --     --
Accumulation unit value at end of period                    $0.81  $0.75  $0.61  $1.09     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.19  $0.93  $1.52  $1.49  $1.24  $1.14  $1.00
Accumulation unit value at end of period                    $1.21  $1.19  $0.93  $1.52  $1.49  $1.24  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period              $0.99  $0.70  $0.98  $1.00     --     --     --
Accumulation unit value at end of period                    $1.06  $0.99  $0.70  $0.98     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 100  2,636  2,023  1,799     --     --     --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.18  $0.89  $1.58  $1.38  $1.26  $1.10  $1.00
Accumulation unit value at end of period                    $1.35  $1.18  $0.89  $1.58  $1.38  $1.26  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                               2,267  3,812  6,343  6,113  6,881  2,677    818
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.89  $0.71  $1.37  $1.11  $1.06  $1.03  $1.00
Accumulation unit value at end of period                    $1.08  $0.89  $0.71  $1.37  $1.11  $1.06  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  44     45     44     16     13     13     13
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.14  $1.01  $1.07  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.20  $1.14  $1.01  $1.07  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,193  4,611  4,369  5,217  2,104  1,449    257
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.41  $1.03  $1.74  $1.54  $1.40  $1.21  $1.00
Accumulation unit value at end of period                    $1.77  $1.41  $1.03  $1.74  $1.54  $1.40  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                 254  1,551  2,267  1,493  1,028    275     36
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.14  $0.93  $1.69  $1.47  $1.28  $1.10  $1.00
Accumulation unit value at end of period                    $1.26  $1.14  $0.93  $1.69  $1.47  $1.28  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                 441    570    644    620    854    742    388
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.90  $0.77  $1.36  $1.76  $1.49  $1.34  $1.00
Accumulation unit value at end of period                    $1.06  $0.90  $0.77  $1.36  $1.76  $1.49  $1.34
Number of accumulation units outstanding at end of period
(000 omitted)                                                  25     92    109    103     58     56     32
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.20  $0.90  $1.31  $1.29  $1.11  $1.12  $1.00
Accumulation unit value at end of period                    $1.32  $1.20  $0.90  $1.31  $1.29  $1.11  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                 155    211    288    291    261     59     12
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.99  $0.86  $1.20  $1.26  $1.10  $1.09  $1.00
Accumulation unit value at end of period                    $1.17  $0.99  $0.86  $1.20  $1.26  $1.10  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  17     17     22     34     28     31     20
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.01  $0.72  $1.28  $1.17  $1.10  $1.07  $1.00
Accumulation unit value at end of period                    $1.26  $1.01  $0.72  $1.28  $1.17  $1.10  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  21     21     21     21     --     --     --
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.85  $1.38  $1.37  $1.18  $1.09  $1.00
Accumulation unit value at end of period                    $1.14  $1.05  $0.85  $1.38  $1.37  $1.18  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                 128    129    129    148  1,123     31     20
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    179

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.59  $1.37  $1.32  $1.21  $1.10  $1.16  $1.00
Accumulation unit value at end of period                    $1.78  $1.59  $1.37  $1.32  $1.21  $1.10  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                 805  3,313  3,291  4,169  3,093  1,162    295
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.03  $0.80  $1.42  $1.42  $1.19  $1.12  $1.00
Accumulation unit value at end of period                    $1.09  $1.03  $0.80  $1.42  $1.42  $1.19  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                 134    135    138    120     44      7     --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.22  $0.93  $1.51  $1.50  $1.32  $1.19  $1.00
Accumulation unit value at end of period                    $1.49  $1.22  $0.93  $1.51  $1.50  $1.32  $1.19
Number of accumulation units outstanding at end of period
(000 omitted)                                                 671  1,899  2,327  2,412  2,053    924    317
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.68  $0.58  $0.93  $1.00     --     --     --
Accumulation unit value at end of period                    $0.76  $0.68  $0.58  $0.93     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.83  $0.57  $1.21  $1.22  $1.11  $1.07  $1.00
Accumulation unit value at end of period                    $0.87  $0.83  $0.57  $1.21  $1.22  $1.11  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                 642    650    746    628    744    821    371
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.85  $0.72  $1.28  $1.17  $1.13  $1.06  $1.00
Accumulation unit value at end of period                    $0.96  $0.85  $0.72  $1.28  $1.17  $1.13  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  34    139    146    127    126     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.04  $0.75  $1.45  $1.34  $1.18  $1.10  $1.00
Accumulation unit value at end of period                    $1.21  $1.04  $0.75  $1.45  $1.34  $1.18  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.89  $0.72  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                    $0.92  $0.89  $0.72  $1.03     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.80  $0.60  $1.04  $1.00     --     --     --
Accumulation unit value at end of period                    $0.88  $0.80  $0.60  $1.04     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 179  5,423  2,489  1,537     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.16  $0.92  $1.31  $1.23  $1.13  $1.07  $1.00
Accumulation unit value at end of period                    $1.30  $1.16  $0.92  $1.31  $1.23  $1.13  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                 162    172    178    210    234    243    106
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.99  $0.78  $1.25  $1.31  $1.15  $1.13  $1.00
Accumulation unit value at end of period                    $1.12  $0.99  $0.78  $1.25  $1.31  $1.15  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                               2,697  4,887  5,937  5,631  5,950  3,199    890
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.82  $0.62  $1.05  $1.00     --     --     --
Accumulation unit value at end of period                    $0.92  $0.82  $0.62  $1.05     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 193  5,730  5,119  3,863     --     --     --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period              $0.83  $0.60  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                    $1.02  $0.83  $0.60  $1.03     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.77  $1.25  $1.15  $1.09  $1.07  $1.00
Accumulation unit value at end of period                    $1.15  $1.05  $0.77  $1.25  $1.15  $1.09  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  11     11     11     11     11     11     --
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $0.70  $1.19  $1.18  $1.07  $1.04  $1.00
Accumulation unit value at end of period                    $1.49  $1.12  $0.70  $1.19  $1.18  $1.07  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------



 180    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.06  $0.92  $1.21  $1.19  $1.09  $1.09  $1.00
Accumulation unit value at end of period                    $1.14  $1.06  $0.92  $1.21  $1.19  $1.09  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  12     31     30     30     30     33     41
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.79  $1.38  $2.26  $1.81  $1.41  $1.24  $1.00
Accumulation unit value at end of period                    $1.99  $1.79  $1.38  $2.26  $1.81  $1.41  $1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                  50    107     80     63     29     --     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.64  $0.46  $0.84  $1.00     --     --     --
Accumulation unit value at end of period                    $0.76  $0.64  $0.46  $0.84     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  45  1,250  1,786    771     --     --     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.90  $0.58  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                    $1.16  $0.90  $0.58  $1.12     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.31  $1.04  $1.71  $2.11  $1.57  $1.37  $1.00
Accumulation unit value at end of period                    $1.66  $1.31  $1.04  $1.71  $2.11  $1.57  $1.37
Number of accumulation units outstanding at end of period
(000 omitted)                                                  55    105    118    121    104     60     15
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.96  $0.68  $1.28  $1.14  $1.09  $1.06  $1.00
Accumulation unit value at end of period                    $1.02  $0.96  $0.68  $1.28  $1.14  $1.09  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                 988  1,061  1,218  1,209  1,390  1,125    320
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.22  $0.90  $1.53  $1.47  $1.28  $1.15  $1.00
Accumulation unit value at end of period                    $1.38  $1.22  $0.90  $1.53  $1.47  $1.28  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                  14     24     22     22     22     14     --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.17  $1.01  $1.21  $1.12  $1.07  $1.07  $1.00
Accumulation unit value at end of period                    $1.32  $1.17  $1.01  $1.21  $1.12  $1.07  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,290  6,485  5,630  6,179  3,663  1,908    552
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.10  $0.82  $1.35  $1.40  $1.25  $1.16  $1.00
Accumulation unit value at end of period                    $1.33  $1.10  $0.82  $1.35  $1.40  $1.25  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period              $1.01  $0.85  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                    $1.12  $1.01  $0.85  $1.03     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 114  2,958  4,286  4,060     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $0.91  $1.11  $1.15  $1.14  $1.03  $1.00
Accumulation unit value at end of period                    $1.12  $1.12  $0.91  $1.11  $1.15  $1.14  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.11  $0.91  $1.66  $1.57  $1.25  $1.14  $1.00
Accumulation unit value at end of period                    $1.20  $1.11  $0.91  $1.66  $1.57  $1.25  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     45     45     45     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.13     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.93  $0.72  $1.21  $1.42  $1.24  $1.18  $1.00
Accumulation unit value at end of period                    $1.15  $0.93  $0.72  $1.21  $1.42  $1.24  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                  19     19     19     24    661      1      1
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.03  $1.05  $1.05  $1.02  $1.00  $0.99  $1.00
Accumulation unit value at end of period                    $1.01  $1.03  $1.05  $1.05  $1.02  $1.00  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,266  2,602    959    883    744    237      4
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    181

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.11  $1.00  $1.08  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.18  $1.11  $1.00  $1.08  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                 533  7,805  7,577  7,791  5,167     31     20
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.16  $0.93  $1.59  $1.50  $1.28  $1.15  $1.00
Accumulation unit value at end of period                    $1.32  $1.16  $0.93  $1.59  $1.50  $1.28  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,424  6,746  6,318  4,403  3,648  1,145     12
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.85  $0.70  $1.24  $1.23  $1.09  $1.05  $1.00
Accumulation unit value at end of period                    $0.98  $0.85  $0.70  $1.24  $1.23  $1.09  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,375  1,651  1,706  1,699  1,950  2,164  1,042
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period              $1.11  $1.06  $1.08  $1.02  $1.00     --     --
Accumulation unit value at end of period                    $1.13  $1.11  $1.06  $1.08  $1.02     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 378  5,689  3,061  3,486  3,284     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.31  $0.87  $1.19  $1.19  $1.10  $1.08  $1.00
Accumulation unit value at end of period                    $1.47  $1.31  $0.87  $1.19  $1.19  $1.10  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                 385    579    748    899  1,062    683    196
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period              $1.30  $0.93  $1.18  $1.17  $1.11  $1.09  $1.00
Accumulation unit value at end of period                    $1.44  $1.30  $0.93  $1.18  $1.17  $1.11  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                 184  3,633  2,386  2,246  1,168     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.08  $0.68  $1.25  $1.12  $1.15  $1.06  $1.00
Accumulation unit value at end of period                    $1.34  $1.08  $0.68  $1.25  $1.12  $1.15  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  62     95    146    137    148    144     92
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period              $0.74  $0.53  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                    $0.88  $0.74  $0.53  $0.99     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   8      8      7     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.98  $0.79  $1.28  $1.25  $1.11  $1.08  $1.00
Accumulation unit value at end of period                    $1.10  $0.98  $0.79  $1.28  $1.25  $1.11  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     22     30     63      7     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.02  $0.99  $1.04  $1.01  $0.99  $0.99  $1.00
Accumulation unit value at end of period                    $1.03  $1.02  $0.99  $1.04  $1.01  $0.99  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                 475  1,632    928    951    794    390     75
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.91  $0.68  $1.25  $1.24  $1.14  $1.07  $1.00
Accumulation unit value at end of period                    $1.05  $0.91  $0.68  $1.25  $1.24  $1.14  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  52    118    316    203     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.93  $0.76  $1.28  $1.31  $1.12  $1.10  $1.00
Accumulation unit value at end of period                    $1.10  $0.93  $0.76  $1.28  $1.31  $1.12  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $2.09  $1.23  $2.71  $2.00  $1.53  $1.17  $1.00
Accumulation unit value at end of period                    $2.45  $2.09  $1.23  $2.71  $2.00  $1.53  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                 416  1,345  1,926  1,273  1,208    706    264
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.24  $0.99  $1.70  $1.54  $1.27  $1.14  $1.00
Accumulation unit value at end of period                    $1.38  $1.24  $0.99  $1.70  $1.54  $1.27  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------



 182    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               5,722     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               8,040     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period              $0.76  $0.59  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                    $0.83  $0.76  $0.59  $0.99     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 243  7,096  4,344  3,056     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.79  $1.27  $1.22  $1.08  $1.09  $1.00
Accumulation unit value at end of period                    $1.26  $1.05  $0.79  $1.27  $1.22  $1.08  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                   5      5      5      3      3     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.08     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,347     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.08     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                              37,728     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 185     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                              19,238     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 209     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               7,951     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.17  $0.87  $1.30  $1.40  $1.19  $1.15  $1.00
Accumulation unit value at end of period                    $1.42  $1.17  $0.87  $1.30  $1.40  $1.19  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                 966  1,307  1,543  1,737  1,608  1,538    533
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period              $1.71  $1.16  $2.18  $1.92  $1.43  $1.20  $1.00
Accumulation unit value at end of period                    $2.09  $1.71  $1.16  $2.18  $1.92  $1.43  $1.20
Number of accumulation units outstanding at end of period
(000 omitted)                                                 360  1,418  2,018  1,224  1,154    648    213
---------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $0.81  $1.37  $1.32  $1.25  $1.15  $1.00
Accumulation unit value at end of period                    $1.36  $1.12  $0.81  $1.37  $1.32  $1.25  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                 587  1,785  1,833  1,633  1,011    769    250
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.17  $0.88  $1.35  $1.27  $1.16  $1.09  $1.00
Accumulation unit value at end of period                    $1.34  $1.17  $0.88  $1.35  $1.27  $1.16  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  28    114    103     56     93     --     --
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    183

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.01  $0.89  $1.28  $1.22  $1.11  $1.08  $1.00
Accumulation unit value at end of period                    $1.12  $1.01  $0.89  $1.28  $1.22  $1.11  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  12     12     12     27     --     48     52
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.13  $1.00  $1.75  $1.56  $1.29  $1.14  $1.00
Accumulation unit value at end of period                    $1.29  $1.13  $1.00  $1.75  $1.56  $1.29  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                 187    242    228    239    266    119     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.92  $0.81  $1.30  $1.29  $1.11  $1.08  $1.00
Accumulation unit value at end of period                    $1.03  $0.92  $0.81  $1.30  $1.29  $1.11  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                 170    284    211    224    231    270    179
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.20  $0.85  $1.20  $1.09  $1.06  $1.04  $1.00
Accumulation unit value at end of period                    $1.40  $1.20  $0.85  $1.20  $1.09  $1.06  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                 543    341    414    577    583    299     76
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.26  $0.85  $1.47  $1.32  $1.10  $1.06  $1.00
Accumulation unit value at end of period                    $1.57  $1.26  $0.85  $1.47  $1.32  $1.10  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  80     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.22     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  26     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.19  $1.09  $1.09  $1.04  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.25  $1.19  $1.09  $1.09  $1.04  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                 908    976    967  1,405  1,245    705    263
---------------------------------------------------------------------------------------------------------------






 184    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period              $1.00  $0.82  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.00  $0.82     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period              $0.88  $0.59  $1.15  $1.00     --     --     --
Accumulation unit value at end of period                    $1.03  $0.88  $0.59  $1.15     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  13      9     10      3     --     --     --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period              $0.88  $0.75  $1.29  $1.26  $1.10  $1.07  $1.00
Accumulation unit value at end of period                    $0.98  $0.88  $0.75  $1.29  $1.26  $1.10  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     21     --     --     --     --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $0.85  $1.86  $1.80  $1.36  $1.19  $1.00
Accumulation unit value at end of period                    $1.14  $1.12  $0.85  $1.86  $1.80  $1.36  $1.19
Number of accumulation units outstanding at end of period
(000 omitted)                                                 818  1,640  2,149  1,494  1,212    863    135
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.15  $1.07  $1.11  $1.04  $1.04  $1.05  $1.00
Accumulation unit value at end of period                    $1.19  $1.15  $1.07  $1.11  $1.04  $1.04  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,217  1,315  1,306  2,261  2,483  2,099    349
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.23  $0.94  $1.74  $1.51  $1.23  $1.11  $1.00
Accumulation unit value at end of period                    $1.36  $1.23  $0.94  $1.74  $1.51  $1.23  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period              $0.84  $0.66  $0.89  $1.00     --     --     --
Accumulation unit value at end of period                    $0.98  $0.84  $0.66  $0.89     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $0.89  $0.67  $1.18  $1.00  $1.06  $1.06  $1.00
Accumulation unit value at end of period                    $1.01  $0.89  $0.67  $1.18  $1.00  $1.06  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,097  1,283  1,514  1,696  3,077  1,353    231
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.01  $0.86  $1.20  $1.29  $1.11  $1.09  $1.00
Accumulation unit value at end of period                    $1.11  $1.01  $0.86  $1.20  $1.29  $1.11  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period              $1.10  $0.78  $1.06  $1.06  $1.00     --     --
Accumulation unit value at end of period                    $1.20  $1.10  $0.78  $1.06  $1.06     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 475    535    623    801  1,248     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period              $0.82  $0.66  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                    $0.98  $0.82  $0.66  $1.12     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 107  3,567  2,494  1,791     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period              $0.77  $0.57  $1.13  $1.00     --     --     --
Accumulation unit value at end of period                    $0.86  $0.77  $0.57  $1.13     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.15  $0.94  $1.34  $1.40  $1.20  $1.16  $1.00
Accumulation unit value at end of period                    $1.42  $1.15  $0.94  $1.34  $1.40  $1.20  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                  34  1,801  1,352  1,210     --     --     --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period              $0.83  $0.71  $1.10  $1.00     --     --     --
Accumulation unit value at end of period                    $0.95  $0.83  $0.71  $1.10     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.97  $0.73  $1.26  $1.27  $1.20  $1.13  $1.00
Accumulation unit value at end of period                    $1.20  $0.97  $0.73  $1.26  $1.27  $1.20  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    185

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.68  $1.19  $1.06  $1.04  $1.03  $1.00
Accumulation unit value at end of period                    $1.33  $1.05  $0.68  $1.19  $1.06  $1.04  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                 196    264    378    402    676    333     59
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.02  $0.85  $1.24  $1.19  $1.04  $1.02  $1.00
Accumulation unit value at end of period                    $1.15  $1.02  $0.85  $1.24  $1.19  $1.04  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.75  $0.61  $1.09  $1.00     --     --     --
Accumulation unit value at end of period                    $0.81  $0.75  $0.61  $1.09     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.18  $0.93  $1.51  $1.49  $1.24  $1.14  $1.00
Accumulation unit value at end of period                    $1.21  $1.18  $0.93  $1.51  $1.49  $1.24  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                   4      4      4      4      3     49     --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period              $0.99  $0.70  $0.98  $1.00     --     --     --
Accumulation unit value at end of period                    $1.05  $0.99  $0.70  $0.98     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 415  1,595  1,286    917     --     --     --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.17  $0.89  $1.58  $1.38  $1.26  $1.10  $1.00
Accumulation unit value at end of period                    $1.34  $1.17  $0.89  $1.58  $1.38  $1.26  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,609  2,294  3,794  3,894  4,343  2,068    279
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.89  $0.71  $1.37  $1.11  $1.06  $1.03  $1.00
Accumulation unit value at end of period                    $1.07  $0.89  $0.71  $1.37  $1.11  $1.06  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --      8      8      6      1     --     --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.14  $1.01  $1.07  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.20  $1.14  $1.01  $1.07  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,394  3,281  3,195  3,799  2,184  1,811    213
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.40  $1.03  $1.73  $1.54  $1.40  $1.21  $1.00
Accumulation unit value at end of period                    $1.76  $1.40  $1.03  $1.73  $1.54  $1.40  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                 231    822  1,219    852    631    259     --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.14  $0.92  $1.68  $1.47  $1.27  $1.10  $1.00
Accumulation unit value at end of period                    $1.26  $1.14  $0.92  $1.68  $1.47  $1.27  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                 162    215    226    215    340    329    142
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.89  $0.77  $1.36  $1.76  $1.49  $1.34  $1.00
Accumulation unit value at end of period                    $1.06  $0.89  $0.77  $1.36  $1.76  $1.49  $1.34
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1      1      3      2      3      4     --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.19  $0.90  $1.31  $1.29  $1.11  $1.12  $1.00
Accumulation unit value at end of period                    $1.32  $1.19  $0.90  $1.31  $1.29  $1.11  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  15     18     82     74     99     70     --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.99  $0.86  $1.20  $1.26  $1.10  $1.09  $1.00
Accumulation unit value at end of period                    $1.16  $0.99  $0.86  $1.20  $1.26  $1.10  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  52     55    222    150     47     41     --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.01  $0.72  $1.28  $1.17  $1.10  $1.07  $1.00
Accumulation unit value at end of period                    $1.26  $1.01  $0.72  $1.28  $1.17  $1.10  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     44     --
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.85  $1.38  $1.36  $1.18  $1.09  $1.00
Accumulation unit value at end of period                    $1.14  $1.05  $0.85  $1.38  $1.36  $1.18  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  19     20     91     98    718     84     14
---------------------------------------------------------------------------------------------------------------



 186    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.59  $1.37  $1.32  $1.21  $1.10  $1.16  $1.00
Accumulation unit value at end of period                    $1.78  $1.59  $1.37  $1.32  $1.21  $1.10  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                 443  1,805  1,758  2,105  1,575    749    132
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.03  $0.80  $1.42  $1.42  $1.19  $1.12  $1.00
Accumulation unit value at end of period                    $1.08  $1.03  $0.80  $1.42  $1.42  $1.19  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  13     14     15     16     30     31     --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.21  $0.93  $1.51  $1.50  $1.32  $1.19  $1.00
Accumulation unit value at end of period                    $1.48  $1.21  $0.93  $1.51  $1.50  $1.32  $1.19
Number of accumulation units outstanding at end of period
(000 omitted)                                                 476  1,114  1,461  1,547  1,356    701    143
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.68  $0.58  $0.93  $1.00     --     --     --
Accumulation unit value at end of period                    $0.75  $0.68  $0.58  $0.93     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  28     28     25      8     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.82  $0.57  $1.21  $1.22  $1.10  $1.07  $1.00
Accumulation unit value at end of period                    $0.86  $0.82  $0.57  $1.21  $1.22  $1.10  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                 469    598    691    584    674    742    289
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.85  $0.72  $1.28  $1.17  $1.13  $1.06  $1.00
Accumulation unit value at end of period                    $0.96  $0.85  $0.72  $1.28  $1.17  $1.13  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.04  $0.75  $1.45  $1.34  $1.18  $1.10  $1.00
Accumulation unit value at end of period                    $1.21  $1.04  $0.75  $1.45  $1.34  $1.18  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     52     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.89  $0.71  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                    $0.92  $0.89  $0.71  $1.03     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  33     22     22      7     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.80  $0.60  $1.04  $1.00     --     --     --
Accumulation unit value at end of period                    $0.88  $0.80  $0.60  $1.04     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  76  2,823  1,247    816     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.16  $0.91  $1.31  $1.22  $1.13  $1.07  $1.00
Accumulation unit value at end of period                    $1.29  $1.16  $0.91  $1.31  $1.22  $1.13  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  91    121    125    156    205    254     82
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.98  $0.78  $1.25  $1.30  $1.15  $1.13  $1.00
Accumulation unit value at end of period                    $1.11  $0.98  $0.78  $1.25  $1.30  $1.15  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                               2,019  3,160  3,817  3,966  4,098  2,564    386
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.82  $0.62  $1.05  $1.00     --     --     --
Accumulation unit value at end of period                    $0.92  $0.82  $0.62  $1.05     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  98  3,042  2,623  2,132     --     --     --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period              $0.83  $0.60  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                    $1.02  $0.83  $0.60  $1.03     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.77  $1.25  $1.15  $1.09  $1.07  $1.00
Accumulation unit value at end of period                    $1.15  $1.05  $0.77  $1.25  $1.15  $1.09  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $0.70  $1.18  $1.18  $1.07  $1.04  $1.00
Accumulation unit value at end of period                    $1.49  $1.12  $0.70  $1.18  $1.18  $1.07  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    187

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.06  $0.92  $1.21  $1.19  $1.09  $1.09  $1.00
Accumulation unit value at end of period                    $1.14  $1.06  $0.92  $1.21  $1.19  $1.09  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                   8      8     29     18     --     --     --
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.79  $1.37  $2.26  $1.81  $1.41  $1.24  $1.00
Accumulation unit value at end of period                    $1.98  $1.79  $1.37  $2.26  $1.81  $1.41  $1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                 123     57     95     58      5     --     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.64  $0.46  $0.84  $1.00     --     --     --
Accumulation unit value at end of period                    $0.76  $0.64  $0.46  $0.84     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  55    666    872    454     --     --     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.90  $0.58  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                    $1.16  $0.90  $0.58  $1.12     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.30  $1.04  $1.71  $2.11  $1.57  $1.37  $1.00
Accumulation unit value at end of period                    $1.65  $1.30  $1.04  $1.71  $2.11  $1.57  $1.37
Number of accumulation units outstanding at end of period
(000 omitted)                                                  49     60     60     56     71     82      9
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.96  $0.68  $1.27  $1.14  $1.08  $1.06  $1.00
Accumulation unit value at end of period                    $1.02  $0.96  $0.68  $1.27  $1.14  $1.08  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                 909  1,002  1,139  1,147  1,375  1,103    192
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.22  $0.89  $1.53  $1.47  $1.28  $1.15  $1.00
Accumulation unit value at end of period                    $1.38  $1.22  $0.89  $1.53  $1.47  $1.28  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.17  $1.01  $1.20  $1.12  $1.07  $1.07  $1.00
Accumulation unit value at end of period                    $1.31  $1.17  $1.01  $1.20  $1.12  $1.07  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,053  3,869  3,485  3,722  2,472  1,572    309
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.10  $0.82  $1.35  $1.40  $1.25  $1.16  $1.00
Accumulation unit value at end of period                    $1.32  $1.10  $0.82  $1.35  $1.40  $1.25  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     14     --     --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period              $1.01  $0.85  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                    $1.11  $1.01  $0.85  $1.03     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 141  1,661  2,435  2,187     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.11  $0.90  $1.11  $1.14  $1.14  $1.03  $1.00
Accumulation unit value at end of period                    $1.12  $1.11  $0.90  $1.11  $1.14  $1.14  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                   4      4     25     13     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.11  $0.91  $1.66  $1.56  $1.25  $1.14  $1.00
Accumulation unit value at end of period                    $1.19  $1.11  $0.91  $1.66  $1.56  $1.25  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.13     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.93  $0.72  $1.21  $1.42  $1.24  $1.18  $1.00
Accumulation unit value at end of period                    $1.14  $0.93  $0.72  $1.21  $1.42  $1.24  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3      4     26     31    381     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.02  $1.05  $1.04  $1.02  $1.00  $0.99  $1.00
Accumulation unit value at end of period                    $1.00  $1.02  $1.05  $1.04  $1.02  $1.00  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,159  2,521  1,283    811    752     61     --
---------------------------------------------------------------------------------------------------------------



 188    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.11  $0.99  $1.08  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.18  $1.11  $0.99  $1.08  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                 689  4,822  4,685  4,313  2,451     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.15  $0.92  $1.59  $1.50  $1.28  $1.15  $1.00
Accumulation unit value at end of period                    $1.32  $1.15  $0.92  $1.59  $1.50  $1.28  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,238  3,951  3,766  3,013  2,632  1,232     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.85  $0.70  $1.24  $1.23  $1.09  $1.05  $1.00
Accumulation unit value at end of period                    $0.98  $0.85  $0.70  $1.24  $1.23  $1.09  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                 714    948    914    927  1,090  1,237    489
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period              $1.11  $1.06  $1.08  $1.02  $1.00     --     --
Accumulation unit value at end of period                    $1.13  $1.11  $1.06  $1.08  $1.02     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 256  3,089  1,674  1,649  1,456     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.31  $0.87  $1.19  $1.19  $1.10  $1.08  $1.00
Accumulation unit value at end of period                    $1.46  $1.31  $0.87  $1.19  $1.19  $1.10  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                 311    344    457    720    397    338     11
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period              $1.30  $0.93  $1.17  $1.17  $1.11  $1.09  $1.00
Accumulation unit value at end of period                    $1.44  $1.30  $0.93  $1.17  $1.17  $1.11  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  79  1,882  1,235  1,184    595     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.08  $0.67  $1.25  $1.12  $1.15  $1.06  $1.00
Accumulation unit value at end of period                    $1.33  $1.08  $0.67  $1.25  $1.12  $1.15  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --      1     --      2      2     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period              $0.74  $0.53  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                    $0.88  $0.74  $0.53  $0.99     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.97  $0.79  $1.28  $1.25  $1.11  $1.08  $1.00
Accumulation unit value at end of period                    $1.09  $0.97  $0.79  $1.28  $1.25  $1.11  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.02  $0.99  $1.04  $1.00  $0.99  $0.99  $1.00
Accumulation unit value at end of period                    $1.03  $1.02  $0.99  $1.04  $1.00  $0.99  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                 193    991    592    238    176     98     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.91  $0.68  $1.24  $1.23  $1.13  $1.07  $1.00
Accumulation unit value at end of period                    $1.04  $0.91  $0.68  $1.24  $1.23  $1.13  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.93  $0.75  $1.27  $1.31  $1.12  $1.10  $1.00
Accumulation unit value at end of period                    $1.10  $0.93  $0.75  $1.27  $1.31  $1.12  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $2.09  $1.22  $2.70  $2.00  $1.53  $1.17  $1.00
Accumulation unit value at end of period                    $2.45  $2.09  $1.22  $2.70  $2.00  $1.53  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                 249    650    980    722    811    542     95
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.24  $0.99  $1.70  $1.54  $1.27  $1.14  $1.00
Accumulation unit value at end of period                    $1.38  $1.24  $0.99  $1.70  $1.54  $1.27  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --      4      2     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    189

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               4,381     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 316     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               5,898     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period              $0.76  $0.59  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                    $0.83  $0.76  $0.59  $0.99     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  90  3,679  2,240  1,676     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.78  $1.27  $1.22  $1.08  $1.09  $1.00
Accumulation unit value at end of period                    $1.25  $1.05  $0.78  $1.27  $1.22  $1.08  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.08     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,812     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.08     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                              19,919     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 534     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               9,579     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 259     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               4,073     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.16  $0.87  $1.30  $1.40  $1.19  $1.15  $1.00
Accumulation unit value at end of period                    $1.42  $1.16  $0.87  $1.30  $1.40  $1.19  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                 679    850  1,005  1,216  1,253  1,122    227
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period              $1.70  $1.16  $2.18  $1.91  $1.43  $1.20  $1.00
Accumulation unit value at end of period                    $2.08  $1.70  $1.16  $2.18  $1.91  $1.43  $1.20
Number of accumulation units outstanding at end of period
(000 omitted)                                                 421  1,029  1,432  1,094  1,140    847    169
---------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $0.81  $1.36  $1.32  $1.25  $1.15  $1.00
Accumulation unit value at end of period                    $1.35  $1.12  $0.81  $1.36  $1.32  $1.25  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                 427  1,045  1,085  1,072    777    603     98
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.17  $0.88  $1.34  $1.27  $1.16  $1.09  $1.00
Accumulation unit value at end of period                    $1.33  $1.17  $0.88  $1.34  $1.27  $1.16  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------



 190    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                         2010    2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.00  $0.89  $1.28  $1.21  $1.11  $1.08  $1.00
Accumulation unit value at end of period                    $1.11  $1.00  $0.89  $1.28  $1.21  $1.11  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.13  $1.00  $1.75  $1.56  $1.29  $1.14  $1.00
Accumulation unit value at end of period                    $1.29  $1.13  $1.00  $1.75  $1.56  $1.29  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.92  $0.81  $1.30  $1.29  $1.11  $1.08  $1.00
Accumulation unit value at end of period                    $1.03  $0.92  $0.81  $1.30  $1.29  $1.11  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1      1      1      1      3      3     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.19  $0.85  $1.20  $1.09  $1.06  $1.04  $1.00
Accumulation unit value at end of period                    $1.40  $1.19  $0.85  $1.20  $1.09  $1.06  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.26  $0.84  $1.47  $1.32  $1.10  $1.06  $1.00
Accumulation unit value at end of period                    $1.56  $1.26  $0.84  $1.47  $1.32  $1.10  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.21     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.19  $1.09  $1.08  $1.04  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.25  $1.19  $1.09  $1.08  $1.04  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3      2     13     16     28     27     --
---------------------------------------------------------------------------------------------------------------






                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    191

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                          2010   2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period              $1.00  $0.82  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.00  $0.82     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period              $0.88  $0.59  $1.15  $1.00     --     --     --
Accumulation unit value at end of period                    $1.02  $0.88  $0.59  $1.15     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period              $0.88  $0.75  $1.29  $1.26  $1.10  $1.07  $1.00
Accumulation unit value at end of period                    $0.97  $0.88  $0.75  $1.29  $1.26  $1.10  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period              $1.11  $0.85  $1.85  $1.80  $1.36  $1.19  $1.00
Accumulation unit value at end of period                    $1.14  $1.11  $0.85  $1.85  $1.80  $1.36  $1.19
Number of accumulation units outstanding at end of period
(000 omitted)                                                  15     24     40     59     67     39      6
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.15  $1.07  $1.11  $1.03  $1.04  $1.05  $1.00
Accumulation unit value at end of period                    $1.18  $1.15  $1.07  $1.11  $1.03  $1.04  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                   8      8     19    141    224    126     22
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.22  $0.94  $1.74  $1.50  $1.23  $1.11  $1.00
Accumulation unit value at end of period                    $1.35  $1.22  $0.94  $1.74  $1.50  $1.23  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period              $0.84  $0.66  $0.89  $1.00     --     --     --
Accumulation unit value at end of period                    $0.98  $0.84  $0.66  $0.89     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $0.89  $0.67  $1.18  $1.00  $1.06  $1.06  $1.00
Accumulation unit value at end of period                    $1.00  $0.89  $0.67  $1.18  $1.00  $1.06  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  19     19     42     91    149     50     --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.00  $0.86  $1.20  $1.29  $1.11  $1.09  $1.00
Accumulation unit value at end of period                    $1.11  $1.00  $0.86  $1.20  $1.29  $1.11  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (04/28/2006)
Accumulation unit value at beginning of period              $1.09  $0.78  $1.06  $1.06  $1.00     --     --
Accumulation unit value at end of period                    $1.20  $1.09  $0.78  $1.06  $1.06     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2      2      7     42     70     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (05/01/2007)
Accumulation unit value at beginning of period              $0.82  $0.66  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                    $0.97  $0.82  $0.66  $1.12     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  10     35     35     43     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (05/01/2007)
Accumulation unit value at beginning of period              $0.77  $0.57  $1.13  $1.00     --     --     --
Accumulation unit value at end of period                    $0.86  $0.77  $0.57  $1.13     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.15  $0.94  $1.34  $1.40  $1.20  $1.16  $1.00
Accumulation unit value at end of period                    $1.42  $1.15  $0.94  $1.34  $1.40  $1.20  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3     16     18     30     --     --     --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period              $0.83  $0.71  $1.10  $1.00     --     --     --
Accumulation unit value at end of period                    $0.95  $0.83  $0.71  $1.10     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.97  $0.73  $1.25  $1.26  $1.20  $1.13  $1.00
Accumulation unit value at end of period                    $1.20  $0.97  $0.73  $1.25  $1.26  $1.20  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------


 192    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2010   2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.04  $0.68  $1.18  $1.06  $1.04  $1.03  $1.00
Accumulation unit value at end of period                    $1.33  $1.04  $0.68  $1.18  $1.06  $1.04  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3      4      9     19     30     12     --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.02  $0.85  $1.24  $1.18  $1.04  $1.02  $1.00
Accumulation unit value at end of period                    $1.15  $1.02  $0.85  $1.24  $1.18  $1.04  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.75  $0.61  $1.09  $1.00     --     --     --
Accumulation unit value at end of period                    $0.80  $0.75  $0.61  $1.09     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.18  $0.92  $1.51  $1.49  $1.24  $1.14  $1.00
Accumulation unit value at end of period                    $1.20  $1.18  $0.92  $1.51  $1.49  $1.24  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period              $0.98  $0.70  $0.98  $1.00     --     --     --
Accumulation unit value at end of period                    $1.05  $0.98  $0.70  $0.98     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2     15     27     13     --     --     --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.17  $0.88  $1.58  $1.37  $1.26  $1.10  $1.00
Accumulation unit value at end of period                    $1.34  $1.17  $0.88  $1.58  $1.37  $1.26  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  31     38     83    177    296    101      8
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.88  $0.71  $1.37  $1.10  $1.06  $1.03  $1.00
Accumulation unit value at end of period                    $1.07  $0.88  $0.71  $1.37  $1.10  $1.06  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.13  $1.00  $1.06  $1.04  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.19  $1.13  $1.00  $1.06  $1.04  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  13     36     65    166    215    115     19
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.40  $1.02  $1.73  $1.53  $1.40  $1.21  $1.00
Accumulation unit value at end of period                    $1.76  $1.40  $1.02  $1.73  $1.53  $1.40  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                   6     13     23     38     39     16     --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.14  $0.92  $1.68  $1.47  $1.27  $1.10  $1.00
Accumulation unit value at end of period                    $1.26  $1.14  $0.92  $1.68  $1.47  $1.27  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --      1      2      5      6      5
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.89  $0.77  $1.36  $1.76  $1.49  $1.34  $1.00
Accumulation unit value at end of period                    $1.06  $0.89  $0.77  $1.36  $1.76  $1.49  $1.34
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.19  $0.90  $1.30  $1.29  $1.11  $1.12  $1.00
Accumulation unit value at end of period                    $1.31  $1.19  $0.90  $1.30  $1.29  $1.11  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.98  $0.86  $1.20  $1.26  $1.10  $1.09  $1.00
Accumulation unit value at end of period                    $1.16  $0.98  $0.86  $1.20  $1.26  $1.10  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.01  $0.72  $1.27  $1.17  $1.10  $1.07  $1.00
Accumulation unit value at end of period                    $1.26  $1.01  $0.72  $1.27  $1.17  $1.10  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.85  $1.38  $1.36  $1.18  $1.09  $1.00
Accumulation unit value at end of period                    $1.14  $1.05  $0.85  $1.38  $1.36  $1.18  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --      7      6     16     --     --
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    193

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2010   2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.58  $1.36  $1.31  $1.21  $1.10  $1.16  $1.00
Accumulation unit value at end of period                    $1.77  $1.58  $1.36  $1.31  $1.21  $1.10  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   5     18     34     64     78     39      8
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.03  $0.80  $1.42  $1.42  $1.19  $1.12  $1.00
Accumulation unit value at end of period                    $1.08  $1.03  $0.80  $1.42  $1.42  $1.19  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.21  $0.93  $1.51  $1.49  $1.32  $1.19  $1.00
Accumulation unit value at end of period                    $1.48  $1.21  $0.93  $1.51  $1.49  $1.32  $1.19
Number of accumulation units outstanding at end of period
(000 omitted)                                                  12     17     30     58     65     28      3
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.68  $0.58  $0.93  $1.00     --     --     --
Accumulation unit value at end of period                    $0.75  $0.68  $0.58  $0.93     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.82  $0.57  $1.21  $1.22  $1.10  $1.07  $1.00
Accumulation unit value at end of period                    $0.86  $0.82  $0.57  $1.21  $1.22  $1.10  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --      5      5      6
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.85  $0.72  $1.28  $1.17  $1.13  $1.06  $1.00
Accumulation unit value at end of period                    $0.95  $0.85  $0.72  $1.28  $1.17  $1.13  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.04  $0.75  $1.45  $1.34  $1.18  $1.10  $1.00
Accumulation unit value at end of period                    $1.20  $1.04  $0.75  $1.45  $1.34  $1.18  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.89  $0.71  $1.02  $1.00     --     --     --
Accumulation unit value at end of period                    $0.91  $0.89  $0.71  $1.02     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.80  $0.60  $1.04  $1.00     --     --     --
Accumulation unit value at end of period                    $0.88  $0.80  $0.60  $1.04     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3     23     20     22     --     --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.16  $0.91  $1.31  $1.22  $1.13  $1.07  $1.00
Accumulation unit value at end of period                    $1.29  $1.16  $0.91  $1.31  $1.22  $1.13  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --      1      1      1
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.98  $0.78  $1.24  $1.30  $1.15  $1.13  $1.00
Accumulation unit value at end of period                    $1.11  $0.98  $0.78  $1.24  $1.30  $1.15  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                  34     42     78    192    235    119     13
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.82  $0.62  $1.05  $1.00     --     --     --
Accumulation unit value at end of period                    $0.92  $0.82  $0.62  $1.05     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   7     33     38     55     --     --     --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period              $0.83  $0.59  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                    $1.02  $0.83  $0.59  $1.03     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   4     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.04  $0.77  $1.24  $1.15  $1.09  $1.07  $1.00
Accumulation unit value at end of period                    $1.14  $1.04  $0.77  $1.24  $1.15  $1.09  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.11  $0.70  $1.18  $1.18  $1.07  $1.04  $1.00
Accumulation unit value at end of period                    $1.48  $1.11  $0.70  $1.18  $1.18  $1.07  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------



 194    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2010   2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.06  $0.92  $1.21  $1.19  $1.09  $1.08  $1.00
Accumulation unit value at end of period                    $1.13  $1.06  $0.92  $1.21  $1.19  $1.09  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period              $1.78  $1.37  $2.25  $1.81  $1.41  $1.24  $1.00
Accumulation unit value at end of period                    $1.98  $1.78  $1.37  $2.25  $1.81  $1.41  $1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.64  $0.46  $0.84  $1.00     --     --     --
Accumulation unit value at end of period                    $0.76  $0.64  $0.46  $0.84     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1      6      9     11     --     --     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.90  $0.58  $1.12  $1.00     --     --     --
Accumulation unit value at end of period                    $1.16  $0.90  $0.58  $1.12     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.30  $1.03  $1.71  $2.11  $1.57  $1.37  $1.00
Accumulation unit value at end of period                    $1.65  $1.30  $1.03  $1.71  $2.11  $1.57  $1.37
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --      3      3      3
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.95  $0.68  $1.27  $1.14  $1.08  $1.06  $1.00
Accumulation unit value at end of period                    $1.02  $0.95  $0.68  $1.27  $1.14  $1.08  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  12     11     19     57     87     48      8
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.21  $0.89  $1.53  $1.47  $1.28  $1.15  $1.00
Accumulation unit value at end of period                    $1.37  $1.21  $0.89  $1.53  $1.47  $1.28  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.16  $1.00  $1.20  $1.12  $1.07  $1.07  $1.00
Accumulation unit value at end of period                    $1.31  $1.16  $1.00  $1.20  $1.12  $1.07  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  10     34     60    120    136     68     12
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.10  $0.82  $1.35  $1.40  $1.25  $1.16  $1.00
Accumulation unit value at end of period                    $1.32  $1.10  $0.82  $1.35  $1.40  $1.25  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period              $1.01  $0.85  $1.03  $1.00     --     --     --
Accumulation unit value at end of period                    $1.11  $1.01  $0.85  $1.03     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   5     25     43     46     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.11  $0.90  $1.11  $1.14  $1.14  $1.03  $1.00
Accumulation unit value at end of period                    $1.11  $1.11  $0.90  $1.11  $1.14  $1.14  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.11  $0.91  $1.66  $1.56  $1.25  $1.14  $1.00
Accumulation unit value at end of period                    $1.19  $1.11  $0.91  $1.66  $1.56  $1.25  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.13     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $0.92  $0.72  $1.21  $1.42  $1.23  $1.18  $1.00
Accumulation unit value at end of period                    $1.14  $0.92  $0.72  $1.21  $1.42  $1.23  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --      5      4     12     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.02  $1.04  $1.04  $1.02  $0.99  $0.99  $1.00
Accumulation unit value at end of period                    $1.00  $1.02  $1.04  $1.04  $1.02  $0.99  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                  61     73    353     --      7      4     --
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    195

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2010   2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.11  $0.99  $1.08  $1.05  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.17  $1.11  $0.99  $1.08  $1.05  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  11     59    105     66     40     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.15  $0.92  $1.58  $1.50  $1.28  $1.15  $1.00
Accumulation unit value at end of period                    $1.31  $1.15  $0.92  $1.58  $1.50  $1.28  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                  28     51     82    160    181     83     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.85  $0.70  $1.24  $1.23  $1.09  $1.05  $1.00
Accumulation unit value at end of period                    $0.98  $0.85  $0.70  $1.24  $1.23  $1.09  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --      2     14     21     19
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period              $1.10  $1.06  $1.08  $1.02  $1.00     --     --
Accumulation unit value at end of period                    $1.12  $1.10  $1.06  $1.08  $1.02     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   6     29     44     38     29     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.31  $0.87  $1.19  $1.19  $1.10  $1.08  $1.00
Accumulation unit value at end of period                    $1.46  $1.31  $0.87  $1.19  $1.19  $1.10  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1      1      6     38     55     30      4
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/01/2004)
Accumulation unit value at beginning of period              $1.30  $0.93  $1.17  $1.17  $1.10  $1.09  $1.00
Accumulation unit value at end of period                    $1.43  $1.30  $0.93  $1.17  $1.17  $1.10  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                   4     14     23     31     14     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.07  $0.67  $1.25  $1.12  $1.15  $1.06  $1.00
Accumulation unit value at end of period                    $1.33  $1.07  $0.67  $1.25  $1.12  $1.15  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --      1      1      1
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period              $0.73  $0.53  $0.99  $1.00     --     --     --
Accumulation unit value at end of period                    $0.88  $0.73  $0.53  $0.99     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.97  $0.79  $1.28  $1.24  $1.10  $1.08  $1.00
Accumulation unit value at end of period                    $1.09  $0.97  $0.79  $1.28  $1.24  $1.10  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.02  $0.98  $1.03  $1.00  $0.99  $0.99  $1.00
Accumulation unit value at end of period                    $1.02  $1.02  $0.98  $1.03  $1.00  $0.99  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3     14     21     --      9      5     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.91  $0.68  $1.24  $1.23  $1.13  $1.07  $1.00
Accumulation unit value at end of period                    $1.04  $0.91  $0.68  $1.24  $1.23  $1.13  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1      1      1     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $0.93  $0.75  $1.27  $1.31  $1.12  $1.10  $1.00
Accumulation unit value at end of period                    $1.10  $0.93  $0.75  $1.27  $1.31  $1.12  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $2.08  $1.22  $2.70  $2.00  $1.52  $1.16  $1.00
Accumulation unit value at end of period                    $2.44  $2.08  $1.22  $2.70  $2.00  $1.52  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   7      8     18     32     46     24      3
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.23  $0.99  $1.70  $1.54  $1.27  $1.14  $1.00
Accumulation unit value at end of period                    $1.37  $1.23  $0.99  $1.70  $1.54  $1.27  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------



 196    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2010   2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 266     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period              $0.76  $0.59  $0.98  $1.00     --     --     --
Accumulation unit value at end of period                    $0.83  $0.76  $0.59  $0.98     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   6     38     35     41     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.05  $0.78  $1.26  $1.22  $1.08  $1.09  $1.00
Accumulation unit value at end of period                    $1.25  $1.05  $0.78  $1.26  $1.22  $1.08  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.08     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  47     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.08     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 257     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  69     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.06     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  61     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (04/30/2004)
Accumulation unit value at beginning of period              $1.16  $0.87  $1.30  $1.40  $1.19  $1.15  $1.00
Accumulation unit value at end of period                    $1.41  $1.16  $0.87  $1.30  $1.40  $1.19  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                  10     11     17     56     72     43      5
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period              $1.70  $1.16  $2.17  $1.91  $1.42  $1.20  $1.00
Accumulation unit value at end of period                    $2.07  $1.70  $1.16  $2.17  $1.91  $1.42  $1.20
Number of accumulation units outstanding at end of period
(000 omitted)                                                   7     13     22     46     61     32      3
---------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period              $1.12  $0.80  $1.36  $1.32  $1.25  $1.15  $1.00
Accumulation unit value at end of period                    $1.35  $1.12  $0.80  $1.36  $1.32  $1.25  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                   8     14     18     49     56     28      4
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.17  $0.88  $1.34  $1.27  $1.15  $1.09  $1.00
Accumulation unit value at end of period                    $1.33  $1.17  $0.88  $1.34  $1.27  $1.15  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --      4     --     --
---------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    197

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2010   2009   2008   2007   2006   2005   2004
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.00  $0.89  $1.28  $1.21  $1.11  $1.08  $1.00
Accumulation unit value at end of period                    $1.11  $1.00  $0.89  $1.28  $1.21  $1.11  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.13  $1.00  $1.74  $1.55  $1.29  $1.14  $1.00
Accumulation unit value at end of period                    $1.28  $1.13  $1.00  $1.74  $1.55  $1.29  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --      2      1     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $0.92  $0.80  $1.29  $1.29  $1.11  $1.08  $1.00
Accumulation unit value at end of period                    $1.02  $0.92  $0.80  $1.29  $1.29  $1.11  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.19  $0.85  $1.19  $1.09  $1.06  $1.04  $1.00
Accumulation unit value at end of period                    $1.39  $1.19  $0.85  $1.19  $1.09  $1.06  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --      1      1      6      5      2
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.26  $0.84  $1.47  $1.32  $1.10  $1.06  $1.00
Accumulation unit value at end of period                    $1.56  $1.26  $0.84  $1.47  $1.32  $1.10  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 2 (07/16/2010)
Accumulation unit value at beginning of period              $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                    $1.21     --     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.19  $1.08  $1.08  $1.04  $1.03  $1.03  $1.00
Accumulation unit value at end of period                    $1.24  $1.19  $1.08  $1.08  $1.04  $1.03  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------






 198    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                            2010   2009
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/30/2009)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.20  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.12  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/30/2009)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.03  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (11/30/2009)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.22  $1.05
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/30/2009)
Accumulation unit value at beginning of period                                $1.03  $1.00
Accumulation unit value at end of period                                      $1.17  $1.03
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/30/2009)
Accumulation unit value at beginning of period                                $1.03  $1.00
Accumulation unit value at end of period                                      $1.14  $1.03
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND, CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.11  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND, CLASS 1 (11/30/2009)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.21  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND, CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.12  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND, CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                $1.06  $1.00
Accumulation unit value at end of period                                      $1.31  $1.06
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (11/30/2009)
Accumulation unit value at beginning of period                                $1.03  $1.00
Accumulation unit value at end of period                                      $1.17  $1.03
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.09  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.03  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.09  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.19  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    199

VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2010   2009
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                $0.99  $1.00
Accumulation unit value at end of period                                      $1.04  $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.28  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.12  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.14  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.12  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.07  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.29  $1.05
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.12  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.03  $1.00
Accumulation unit value at end of period                                      $1.16  $1.03
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.06  $1.00
Accumulation unit value at end of period                                      $1.22  $1.06
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.03  $1.00
Accumulation unit value at end of period                                      $1.13  $1.03
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.15  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.16  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (11/30/2009)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.31  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 200    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2010   2009
----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/30/2009)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.08  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/30/2009)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.17  $1.05
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.03  $1.00
Accumulation unit value at end of period                                      $1.23  $1.03
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.03  $1.00
Accumulation unit value at end of period                                      $1.33  $1.03
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.12  $1.05
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.16  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.12  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND/VA, SERVICE SHARES (11/30/2009)
Accumulation unit value at beginning of period                                $1.06  $1.00
Accumulation unit value at end of period                                      $1.27  $1.06
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (11/30/2009)
Accumulation unit value at beginning of period                                $0.99  $1.00
Accumulation unit value at end of period                                      $1.10  $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $0.98  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $0.99  $1.00
Accumulation unit value at end of period                                      $1.04  $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $1.03  $1.00
Accumulation unit value at end of period                                      $1.17  $1.03
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.17  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3)
(11/30/2009)
Accumulation unit value at beginning of period                                $0.98  $1.00
Accumulation unit value at end of period                                      $1.00  $0.98
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.14  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    201

VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2010   2009
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.13  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.26  $1.05
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.15  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $0.99  $1.00
Accumulation unit value at end of period                                      $1.00  $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.19  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.22  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.13  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $1.11     --
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $1.11     --
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $1.04     --
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $1.04     --
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.12  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $1.06  $1.00
Accumulation unit value at end of period                                      $1.27  $1.06
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 202    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2010   2009
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $1.10     --
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $1.10     --
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/30/2009)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.30  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/30/2009)
Accumulation unit value at beginning of period                                $1.03  $1.00
Accumulation unit value at end of period                                      $1.25  $1.03
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WANGER USA (11/30/2009)
Accumulation unit value at beginning of period                                $1.08  $1.00
Accumulation unit value at end of period                                      $1.30  $1.08
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------






                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    203

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource Variable Annuity Account (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource Variable Annuity Account, referred to in Note 1, at December 31, 2010, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.



                                        (-s- ERNST & YOUNG LLP)

Minneapolis, Minnesota

April 22, 2011


 204    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                AB VPS BAL       AB VPS
                                                  WEALTH         GLOBAL           AB VPS          AB VPS        AB VPS
                                                STRATEGY,    THEMATIC GRO,      GRO & INC,     INTER BOND,     INTL VAL,
DEC. 31, 2010                                      CL B           CL B             CL B            CL B          CL B
 ASSETS
Investments, at fair value(1),(2)              $ 1,209,418    $ 3,449,230      $ 11,431,580    $ 2,179,133   $ 56,086,891
Dividends receivable                                    --             --                --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            --             --                --             --          3,232
Receivable for share redemptions                     1,365          4,397            29,823          2,880        103,801
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     1,210,783      3,453,627        11,461,403      2,182,013     56,193,924
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   1,212          3,735            11,312          2,596         71,655
    Administrative charge                              153            440             1,469            284          7,143
    Contract terminations                               --            220            17,041             --         25,003
Payable for investments purchased                       --             --                --             --          3,232
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,365          4,395            29,822          2,880        107,033
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            1,208,807      3,448,755        11,431,095      2,179,133     56,026,500
Net assets applicable to contracts in payment
  period                                                --             --               171             --         60,316
Net assets applicable to seed money                    611            477               315             --             75
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $1,209,418     $3,449,232       $11,431,581     $2,179,133    $56,086,891
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              106,276        181,634           672,051        177,743      3,797,352
(2) Investments, at cost                        $1,094,174     $2,951,414       $13,681,147     $2,064,347    $63,044,918
-------------------------------------------------------------------------------------------------------------------------


                                                  AB VPS         AC VP            AC VP           AC VP          AC VP
                                               LG CAP GRO,     INC & GRO,    INFLATION PROT,      INTL,      MID CAP VAL,
DEC. 31, 2010 (CONTINUED)                          CL B           CL I            CL II           CL II          CL II
 ASSETS
Investments, at fair value(1),(2)              $ 5,447,549    $   473,615      $ 83,877,151    $    16,507   $     66,796
Dividends receivable                                    --             --                --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            --             --            24,454             --             --
Receivable for share redemptions                    32,312            571           137,415             20             87
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     5,479,861        474,186        84,039,020         16,527         66,883
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   5,597            511           106,490             21             79
    Administrative charge                              699             61            10,564              2              8
    Contract terminations                           26,015             --            20,362             --             --
Payable for investments purchased                       --             --            24,454             --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   32,311            572           161,870             23             87
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            5,447,213        473,614        83,870,241         14,862         65,216
Net assets applicable to contracts in payment
  period                                                --             --                --             --             --
Net assets applicable to seed money                    337             --             6,909          1,642          1,580
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $5,447,550       $473,614       $83,877,150        $16,504        $66,796
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              201,165         78,283         7,563,314          1,930          4,724
(2) Investments, at cost                        $5,019,333       $541,988       $78,817,523        $16,053        $54,992
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    205

STATEMENTS OF ASSETS AND LIABILITIES


                                                    AC VP          AC VP         AC VP         COL VP           COL
                                                   ULTRA,          VAL,           VAL,      ASSET ALLOC,   FEDERAL SEC,
DEC. 31, 2010 (CONTINUED)                           CL II          CL I          CL II          CL 1          VS CL A
 ASSETS
Investments, at fair value(1),(2)               $ 35,139,289   $    604,269    $ 580,769     $   113,738     $ 857,327
Dividends receivable                                      --             --           --              --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --             --           --              --            --
Receivable for share redemptions                      67,102            725          777             125           895
-----------------------------------------------------------------------------------------------------------------------
Total assets                                      35,206,391        604,994      581,546         113,863       858,222
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    45,910            647          675             110           785
    Administrative charge                              4,524             78           74              15           109
    Contract terminations                             16,667             --           30              --            --
Payable for investments purchased                         --             --           --              --            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     67,101            725          779             125           894
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             35,138,969        604,269      580,031         113,738       857,328
Net assets applicable to contracts in payment
  period                                                  --             --           --              --            --
Net assets applicable to seed money                      321             --          736              --            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $35,139,290       $604,269     $580,767        $113,738      $857,328
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              3,786,561        103,118       99,107           9,308        85,137
(2) Investments, at cost                         $35,838,834       $681,235     $516,852        $110,650      $898,882
-----------------------------------------------------------------------------------------------------------------------


                                                                                                              COL VP
                                                   COL VP         COL VP          COL          COL VP      MARSICO INTL
                                                   HI INC,        HI INC,     LG CAP GRO,   MARSICO GRO,       OPP,
DEC. 31, 2010 (CONTINUED)                           CL 1           CL 2         VS CL A         CL 1           CL 2
 ASSETS
Investments, at fair value(1),(2)               $    351,978   $ 16,968,214    $ 314,362     $ 8,719,237     $ 322,041
Dividends receivable                                      --             --           --              --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --          3,235           --              --            --
Receivable for share redemptions                         379         31,045          316          20,319           399
-----------------------------------------------------------------------------------------------------------------------
Total assets                                         352,357     17,002,494      314,678       8,739,556       322,440
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       333         22,077          276          11,557           362
    Administrative charge                                 46          2,163           40           1,140            38
    Contract terminations                                 --          6,805           --           7,621            --
Payable for investments purchased                         --          3,235           --              --            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        379         34,280          316          20,318           400
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                351,978     16,967,971      314,362       8,719,149       321,099
Net assets applicable to contracts in payment
  period                                                  --             --           --              --            --
Net assets applicable to seed money                       --            243           --              89           941
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $351,978    $16,968,214     $314,362      $8,719,238      $322,040
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 35,023      1,690,061       10,795         424,707        20,153
(2) Investments, at cost                            $368,283    $17,699,826     $257,711      $7,554,844      $315,301
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 206    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                     COL VP         COL VP         CS          CS         DREY IP
                                                   SM CAP VAL,    SM CO GRO,   COMMODITY    U.S. EQ    MIDCAP STOCK,
DEC. 31, 2010 (CONTINUED)                             CL 2           CL 1        RETURN      FLEX I         SERV
 ASSETS
Investments, at fair value(1),(2)                 $  6,291,517   $   117,134   $ 871,132   $ 171,012     $  89,069
Dividends receivable                                        --            --          --          --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --            --          --          --            --
Receivable for share redemptions                        12,712           124       1,090         229           120
--------------------------------------------------------------------------------------------------------------------
Total assets                                         6,304,229       117,258     872,222     171,241        89,189
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       8,426           109         990         207           109
    Administrative charge                                  832            15         100          22            11
    Contract terminations                                3,453            --          --          --            --
Payable for investments purchased                           --            --          --          --            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                       12,711           124       1,090         229           120
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                6,291,421       117,134     870,433     171,012        87,112
Net assets applicable to contracts in payment
  period                                                    --            --          --          --            --
Net assets applicable to seed money                         97            --         699          --         1,957
--------------------------------------------------------------------------------------------------------------------
Total net assets                                    $6,291,518      $117,134    $871,132    $171,012       $89,069
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  359,721         9,554     103,706      12,001         6,768
(2) Investments, at cost                            $5,457,062       $71,536    $869,147    $138,504       $93,511
--------------------------------------------------------------------------------------------------------------------


                                                     DREY IP       DREY SOC     DREY VIF    DREY VIF      DREY VIF
                                                    TECH GRO,     RESP GRO,      APPR,      INTL EQ,     INTL VAL,
DEC. 31, 2010 (CONTINUED)                             SERV           INIT         SERV        SERV          SERV
 ASSETS
Investments, at fair value(1),(2)                 $ 13,679,103   $ 1,014,920   $ 624,004   $ 128,974     $ 181,648
Dividends receivable                                        --            --          --          --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --            --          --          --            --
Receivable for share redemptions                        27,319         1,206         839         163           270
--------------------------------------------------------------------------------------------------------------------
Total assets                                        13,706,422     1,016,126     624,843     129,137       181,918
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      17,758         1,077         759         147           247
    Administrative charge                                1,761           129          79          16            24
    Contract terminations                                7,799            --          --          --            --
Payable for investments purchased                           --            --          --          --            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                       27,318         1,206         838         163           271
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               13,678,908     1,014,704     622,575     127,680       180,219
Net assets applicable to contracts in payment
  period                                                    --            --          --          --            --
Net assets applicable to seed money                        196           216       1,430       1,294         1,428
--------------------------------------------------------------------------------------------------------------------
Total net assets                                   $13,679,104    $1,014,920    $624,005    $128,974      $181,647
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                1,078,794        33,944      17,712       7,859        16,204
(2) Investments, at cost                            $9,309,760    $1,014,614    $597,621    $114,519      $229,691
--------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    207

STATEMENTS OF ASSETS AND LIABILITIES


                                                      EV VT         FID VIP       FID VIP      FID VIP        FID VIP
                                                  FLOATING-RATE       BAL,         BAL,       CONTRAFUND    CONTRAFUND,
DEC. 31, 2010 (CONTINUED)                              INC          SERV CL      SERV CL 2     SERV CL       SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                  $ 5,984,535    $   244,196    $  58,596   $ 6,871,399   $ 160,672,248
Dividends receivable                                    23,164             --           --            --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --             --           --            --             175
Receivable for share redemptions                        12,499            283           74         7,338         323,896
------------------------------------------------------------------------------------------------------------------------
Total assets                                         6,020,198        244,479       58,670     6,878,737     160,996,319
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       7,902            249           66         6,452         197,069
    Administrative charge                                  770             34            8           885          20,657
    Contract terminations                                3,828             --           --            --         106,170
Payable for investments purchased                       23,164             --           --            --             175
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       35,664            283           74         7,337         324,071
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                5,982,216        244,196       58,440     6,871,240     160,663,865
Net assets applicable to contracts in payment
  period                                                    --             --           --           160           8,267
Net assets applicable to seed money                      2,318             --          156            --             116
------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $5,984,534       $244,196      $58,596    $6,871,400    $160,672,248
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  632,615         15,806        3,832       288,593       6,840,028
(2) Investments, at cost                            $5,777,811       $211,667      $48,785    $6,966,246    $177,924,733
------------------------------------------------------------------------------------------------------------------------


                                                     FID VIP        FID VIP       FID VIP      FID VIP        FID VIP
                                                    DYN APPR,      GRO & INC,   GRO & INC,       GRO,           GRO,
DEC. 31, 2010 (CONTINUED)                           SERV CL 2       SERV CL      SERV CL 2     SERV CL       SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                  $   733,523    $ 2,499,584    $ 125,407   $   120,836   $   3,114,069
Dividends receivable                                        --             --           --            --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --             --           --            --             312
Receivable for share redemptions                           979          3,206          162           120           3,603
------------------------------------------------------------------------------------------------------------------------
Total assets                                           734,502      2,502,790      125,569       120,956       3,117,984
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                         874          2,887          146           105           3,202
    Administrative charge                                  104            319           16            15             399
    Contract terminations                                   --             --           --            --              --
Payable for investments purchased                           --             --           --            --             312
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          978          3,206          162           120           3,913
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                  733,394      2,499,584      125,274       120,836       3,105,234
Net assets applicable to contracts in payment
  period                                                    --             --           --            --           8,230
Net assets applicable to seed money                        130             --          133            --             607
------------------------------------------------------------------------------------------------------------------------
Total net assets                                      $733,524     $2,499,584     $125,407      $120,836      $3,114,071
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   88,270        199,329       10,089         3,267          84,806
(2) Investments, at cost                              $643,840     $2,604,623     $132,255      $116,997      $2,601,868
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 208    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                FID VIP        FID VIP          FID VIP          FID VIP        FID VIP
                                                HI INC,        HI INC,        INVEST GR,        MID CAP,       MID CAP,
DEC. 31, 2010 (CONTINUED)                       SERV CL       SERV CL 2        SERV CL 2         SERV CL       SERV CL 2
 ASSETS
Investments, at fair value(1),(2)             $ 2,706,253   $  1,027,975     $ 49,309,025     $ 15,321,328   $ 49,563,414
Dividends receivable                                   --             --               --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                       --             --           10,820               --            131
Receivable for share redemptions                    4,521          1,226           92,358           17,756        164,581
-------------------------------------------------------------------------------------------------------------------------
Total assets                                    2,710,774      1,029,201       49,412,203       15,339,084     49,728,126
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  2,577          1,096           63,837           15,648         56,389
    Administrative charge                             346            130            6,251            1,975          6,378
    Contract terminations                           1,599             --           22,270              132        101,813
Payable for investments purchased                      --             --           10,820               --            131
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   4,522          1,226          103,178           17,755        164,711
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           2,706,252      1,027,787       49,308,946       15,321,193     49,563,258
Net assets applicable to contracts in
  payment period                                       --             --               --              136             --
Net assets applicable to seed money                    --            188               79               --            157
-------------------------------------------------------------------------------------------------------------------------
Total net assets                               $2,706,252     $1,027,975      $49,309,025      $15,321,329    $49,563,415
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             488,493        188,619        3,913,415          471,136      1,542,590
(2) Investments, at cost                       $2,794,046     $1,099,869      $47,974,836      $11,355,607    $41,744,742
-------------------------------------------------------------------------------------------------------------------------


                                                FID VIP        FID VIP       FTVIPT FRANK     FTVIPT FRANK   FTVIPT FRANK
                                               OVERSEAS,      OVERSEAS,    GLOBAL REAL EST,     INC SEC,     RISING DIVD,
DEC. 31, 2010 (CONTINUED)                       SERV CL       SERV CL 2          CL 2             CL 2           CL 2
 ASSETS
Investments, at fair value(1),(2)             $   727,705   $ 21,355,025     $  5,146,698     $ 22,914,290   $    865,756
Dividends receivable                                   --             --               --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                       --             --               --               --             --
Receivable for share redemptions                      956         36,741            6,497           50,508          1,253
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      728,661     21,391,766        5,153,195       22,964,798        867,009
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    863         26,933            5,720           26,955          1,144
    Administrative charge                              93          2,739              656            2,944            110
    Contract terminations                              --          7,069              120           20,608             --
Payable for investments purchased                      --             --               --               --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     956         36,741            6,496           50,507          1,254
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             689,840     21,354,828        5,146,617       22,914,053        864,858
Net assets applicable to contracts in
  payment period                                   37,865             --               --               --             --
Net assets applicable to seed money                    --            197               82              238            897
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $727,705    $21,355,025       $5,146,699      $22,914,291       $865,755
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              43,575      1,284,899          401,146        1,546,174         46,002
(2) Investments, at cost                         $750,017    $21,750,058       $7,417,449      $22,502,410       $817,105
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    209

STATEMENTS OF ASSETS AND LIABILITIES


                                                            FTVIPT FRANK                       FTVIPT
                                            FTVIPT FRANK       SM MID      FTVIPT MUTUAL      TEMP DEV          FTVIPT
                                             SM CAP VAL,      CAP GRO,      SHARES SEC,       MKTS SEC,     TEMP FOR SEC,
DEC. 31, 2010 (CONTINUED)                       CL 2            CL 2            CL 2            CL 2             CL 2
 ASSETS
Investments, at fair value(1),(2)           $  6,953,803    $ 12,648,001    $ 62,321,701     $ 1,228,920     $ 15,405,925
Dividends receivable                                  --              --              --              --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --          55,846               2              --               --
Receivable for share redemptions                   7,948          14,959         105,717           1,809           19,707
-------------------------------------------------------------------------------------------------------------------------
Total assets                                   6,961,751      12,718,806      62,427,420       1,230,729       15,425,632
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 7,058          12,653          64,079           1,199           15,352
    Administrative charge                            890           1,626           8,019             163            1,974
    Contract terminations                             --             680          33,620             447            2,382
Payable for investments purchased                     --          55,846               2              --               --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  7,948          70,805         105,720           1,809           19,708
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          6,953,704      12,637,646      62,312,839       1,228,824       15,405,834
Net assets applicable to contracts in
  payment period                                      --           9,722           8,666              --               --
Net assets applicable to seed money                   99             633             195              96               90
-------------------------------------------------------------------------------------------------------------------------
Total net assets                              $6,953,803     $12,648,001     $62,321,700      $1,228,920      $15,405,924
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            427,926         587,459       3,907,317         108,754        1,078,091
(2) Investments, at cost                      $5,898,431     $10,549,536     $61,524,717      $1,134,818      $14,514,135
-------------------------------------------------------------------------------------------------------------------------


                                               FTVIPT                                                           GS VIT
                                             TEMP GLOBAL       FTVIPT          GS VIT          GS VIT         STRATEGIC
                                                BOND,      TEMP GRO SEC,    MID CAP VAL,   STRATEGIC GRO,      INTL EQ,
DEC. 31, 2010 (CONTINUED)                       CL 2            CL 2            INST            INST             INST
 ASSETS
Investments, at fair value(1),(2)           $ 47,316,690    $  3,470,793    $ 49,215,388     $   395,652     $    209,838
Dividends receivable                                  --              --              --              --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                   7,162              --              --              --               --
Receivable for share redemptions                  85,013          19,939          96,448             518              278
-------------------------------------------------------------------------------------------------------------------------
Total assets                                  47,408,865       3,490,732      49,311,836         396,170          210,116
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                60,271           4,082          62,206             468              251
    Administrative charge                          5,998             441           6,330              50               27
    Contract terminations                         18,744          15,416          27,911              --               --
Payable for investments purchased                  7,162              --              --              --               --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 92,175          19,939          96,447             518              278
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         47,272,159       3,470,247      49,198,412         395,652          209,838
Net assets applicable to contracts in
  payment period                                  44,447              --          16,883              --               --
Net assets applicable to seed money                   84             546              94              --               --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                             $47,316,690      $3,470,793     $49,215,389        $395,652         $209,838
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          2,427,742         315,240       3,490,453          32,944           23,791
(2) Investments, at cost                     $38,767,420      $4,054,601     $49,452,257        $338,241         $237,656
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 210    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                    GS VIT         INVESCO VI       INVESCO        INVESCO       INVESCO
                                               STRUCTD U.S. EQ,    BASIC VAL,    VI CAP APPR,   VI CAP APPR,   VI CAP DEV,
DEC. 31, 2010 (CONTINUED)                            INST            SER II          SER I         SER II         SER I
 ASSETS
Investments, at fair value(1),(2)                 $ 3,300,429     $ 23,783,565    $ 5,715,658    $ 1,364,694   $   543,000
Dividends receivable                                       --               --             --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --                5             --             --            --
Receivable for share redemptions                        4,117           38,960          6,734          1,874           706
--------------------------------------------------------------------------------------------------------------------------
Total assets                                        3,304,546       23,822,530      5,722,392      1,366,568       543,706
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      3,686           28,204          6,003          1,698           637
    Administrative charge                                 429            3,049            730            176            69
    Contract terminations                                  --            7,706             --             --            --
Payable for investments purchased                          --                5             --             --            --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       4,115           38,964          6,733          1,874           706
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               3,299,479       23,776,720      5,691,220      1,364,339       543,000
Net assets applicable to contracts in payment
  period                                                   --            6,734         24,362             --            --
Net assets applicable to seed money                       952              112             77            355            --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $3,300,431      $23,783,566     $5,715,659     $1,364,694      $543,000
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 312,245        3,751,351        245,307         59,542        40,492
(2) Investments, at cost                           $3,565,504      $29,748,948     $5,948,810     $1,370,343     $482,284
--------------------------------------------------------------------------------------------------------------------------


                                                  INVESCO VI       INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI
                                                   CAP DEV,         CORE EQ,       CORE EQ,     GLOBAL HLTH,    INTL GRO,
DEC. 31, 2010 (CONTINUED)                           SER II            SER I         SER II         SER II         SER I
 ASSETS
Investments, at fair value(1),(2)                 $ 1,805,081     $ 14,588,011    $   240,449    $   210,002   $ 1,230,549
Dividends receivable                                       --               --             --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --           68,090             --             --            --
Receivable for share redemptions                        2,089           17,683            265            307         1,466
--------------------------------------------------------------------------------------------------------------------------
Total assets                                        1,807,170       14,673,784        240,714        210,309     1,232,015
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      1,857           15,415            236            281         1,309
    Administrative charge                                 231            1,867             30             26           157
    Contract terminations                                  --              401             --             --            --
Payable for investments purchased                          --           68,090             --             --            --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       2,088           85,773            266            307         1,466
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               1,804,255       14,587,910        240,024        208,798     1,230,549
Net assets applicable to contracts in payment
  period                                                   --              101             --             --            --
Net assets applicable to seed money                       827               --            424          1,204            --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $1,805,082      $14,588,011       $240,448       $210,002    $1,230,549
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 138,639          539,697          8,965         12,821        42,891
(2) Investments, at cost                           $1,722,545      $13,495,829       $220,491       $204,022      $923,258
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    211

STATEMENTS OF ASSETS AND LIABILITIES


                                             INVESCO VI      INVESCO VI       INVESCO VANK    INVESCO VANK   JANUS ASPEN
                                             INTL GRO,    MID CAP CORE EQ,    VI COMSTOCK,   VI GRO & INC,       BAL,
DEC. 31, 2010 (CONTINUED)                      SER II          SER II            SER II          SER II          INST
 ASSETS
Investments, at fair value(1),(2)           $ 5,427,029      $ 4,391,657     $ 134,606,583    $ 2,933,179    $ 2,969,550
Dividends receivable                                 --               --                --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     --               --               327             --             --
Receivable for share redemptions                 13,915            8,355           267,760          3,246          3,542
------------------------------------------------------------------------------------------------------------------------
Total assets                                  5,440,944        4,400,012       134,874,670      2,936,425      2,973,092
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                7,189            5,770           171,653          2,872          3,163
    Administrative charge                           707              564            17,256            375            379
    Contract terminations                         6,019            2,021            78,851             --             --
Payable for investments purchased                    --               --               327             --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                13,915            8,355           268,087          3,247          3,542
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         5,426,892        4,391,101       134,523,993      2,933,104      2,969,550
Net assets applicable to contracts in
  payment period                                     --               --            82,505             --             --
Net assets applicable to seed money                 137              556                85             74             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                             $5,427,029       $4,391,657      $134,606,583     $2,933,178     $2,969,550
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           191,430          357,627        11,534,412        159,672        104,931
(2) Investments, at cost                     $4,779,213       $4,292,336      $140,384,423     $2,771,739     $2,585,486
------------------------------------------------------------------------------------------------------------------------


                                            JANUS ASPEN      JANUS ASPEN      JANUS ASPEN     JANUS ASPEN    JANUS ASPEN
                                            ENTERPRISE,     GLOBAL TECH,         JANUS,        OVERSEAS,        WORLD,
DEC. 31, 2010 (CONTINUED)                       SERV            SERV              SERV            SERV           INST
 ASSETS
Investments, at fair value(1),(2)           $   995,751      $   327,835     $   8,979,007    $ 3,476,804    $ 1,016,477
Dividends receivable                                 --               --                --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     --               --                --             --             --
Receivable for share redemptions                  1,275              410            18,739          4,614          1,211
------------------------------------------------------------------------------------------------------------------------
Total assets                                    997,026          328,245         8,997,746      3,481,418      1,017,688
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                1,138              367            11,515          4,170          1,081
    Administrative charge                           127               42             1,162            444            130
    Contract terminations                            10               --             6,062             --             --
Payable for investments purchased                    --               --                --             --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 1,275              409            18,739          4,614          1,211
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           995,751          327,836         8,978,893      3,476,804      1,016,477
Net assets applicable to contracts in
  payment period                                     --               --                --             --             --
Net assets applicable to seed money                  --               --               114             --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                               $995,751         $327,836        $8,979,007     $3,476,804     $1,016,477
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            26,532           57,922           373,658         62,041         33,736
(2) Investments, at cost                       $843,053         $275,110        $8,385,374     $2,305,359     $1,161,269
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 212    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                              JPM INS TRUST        LAZARD        LAZARD RETIRE     LM CB VAR     LVIP BARON
                                                 U.S. EQ,     RETIRE INTL EQ,   U.S. STRATEGIC,   SM CAP GRO,     GRO OPP,
DEC. 31, 2010 (CONTINUED)                          CL 1             SERV              SERV            CL I        SERV CL
 ASSETS
Investments, at fair value(1),(2)              $   511,740      $   103,853        $ 198,195      $   183,982   $   828,484
Dividends receivable                                    --               --               --               --            --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --               --               --               --            --
Receivable for share redemptions                       642              133              264              243         1,058
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       512,382          103,986          198,459          184,225       829,542
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     570              119              239              221           951
    Administrative charge                               65               13               25               22           106
    Contract terminations                                7               --               --               --            --
Payable for investments purchased                       --               --               --               --            --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      642              132              264              243         1,057
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              511,740          103,854          198,195          182,420       828,485
Net assets applicable to contracts in
  payment period                                        --               --               --               --            --
Net assets applicable to seed money                     --               --               --            1,562            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $511,740         $103,854         $198,195         $183,982      $828,485
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               32,616           10,102           21,590           11,901        27,370
(2) Investments, at cost                          $344,178         $113,705         $214,139         $153,147      $616,874
---------------------------------------------------------------------------------------------------------------------------


                                                 MFS INV          MFS INV           MFS INV           MFS           MFS
                                                GRO STOCK,         TRUST,            TRUST,         NEW DIS,      NEW DIS,
DEC. 31, 2010 (CONTINUED)                        SERV CL          INIT CL           SERV CL         INIT CL       SERV CL
 ASSETS
Investments, at fair value(1),(2)              $ 2,147,942      $ 2,568,723        $ 452,714      $ 1,532,272   $ 3,732,101
Dividends receivable                                    --               --               --               --            --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --               --               --               --            --
Receivable for share redemptions                     3,421            3,094              506            1,946         4,721
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     2,151,363        2,571,817          453,220        1,534,218     3,736,822
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   2,058            2,767              448            1,740         3,658
    Administrative charge                              275              328               58              196           479
    Contract terminations                            1,087               --               --               10           584
Payable for investments purchased                       --               --               --               --            --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    3,420            3,095              506            1,946         4,721
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            2,147,276        2,568,388          452,519        1,532,272     3,731,279
Net assets applicable to contracts in
  payment period                                        90               --               --               --           108
Net assets applicable to seed money                    577              334              195               --           714
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                $2,147,943       $2,568,722         $452,714       $1,532,272   $ 3,732,101
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              199,623          128,180           22,692           83,685       210,378
(2) Investments, at cost                        $1,839,483       $2,267,617         $396,472       $1,167,706    $2,815,616
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    213

STATEMENTS OF ASSETS AND LIABILITIES


                                                    MFS             MFS             MFS            MFS           MFS
                                                 RESEARCH,     TOTAL RETURN,   TOTAL RETURN,    UTILITIES,    UTILITIES,
DEC. 31, 2010 (CONTINUED)                         INIT CL         INIT CL         SERV CL        INIT CL       SERV CL
 ASSETS
Investments, at fair value(1),(2)               $ 1,447,361      $ 214,483      $ 39,855,658   $ 6,872,391   $ 3,876,552
Dividends receivable                                     --             --                --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --             --               312            --            --
Receivable for share redemptions                      1,889            224            62,053         8,398         4,848
------------------------------------------------------------------------------------------------------------------------
Total assets                                      1,449,250        214,707        39,918,023     6,880,789     3,881,400
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    1,704            197            39,592         7,474         4,351
    Administrative charge                               184             27             5,105           882           497
    Contract terminations                                --             --            17,356            40            --
Payable for investments purchased                        --             --               312            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,888            224            62,365         8,396         4,848
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             1,447,362        214,483        39,855,404     6,847,829     3,876,015
Net assets applicable to contracts in payment
  period                                                 --             --                --        24,433            --
Net assets applicable to seed money                      --             --               254           131           537
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $1,447,362       $214,483       $39,855,658    $6,872,393    $3,876,552
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                76,017         11,464         2,156,691       271,959       155,373
(2) Investments, at cost                         $1,239,048       $212,019       $40,445,327    $6,066,003    $3,533,576
------------------------------------------------------------------------------------------------------------------------


                                               MS UIF GLOBAL     MS UIF MID     MS UIF U.S.    MS UIF U.S.      OPPEN
                                                 REAL EST,        CAP GRO,       REAL EST,      REAL EST,      CAP APPR
DEC. 31, 2010 (CONTINUED)                          CL II           CL II            CL I          CL II           VA
 ASSETS
Investments, at fair value(1),(2)               $ 1,415,591      $ 205,895      $  1,203,444   $ 3,436,578   $ 1,163,156
Dividends receivable                                     --             --                --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --             --                --           160            --
Receivable for share redemptions                      2,131            247             1,412         5,407         1,386
------------------------------------------------------------------------------------------------------------------------
Total assets                                      1,417,722        206,142         1,204,856     3,442,145     1,164,542
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    1,784            223             1,254         4,325         1,238
    Administrative charge                               176             25               153           439           149
    Contract terminations                               171             --                 5           643            --
Payable for investments purchased                        --             --                --           160            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     2,131            248             1,412         5,567         1,387
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             1,415,499        204,471         1,203,342     3,436,212     1,163,155
Net assets applicable to contracts in payment
  period                                                 --             --                --            --            --
Net assets applicable to seed money                      92          1,423               102           366            --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $1,415,591       $205,894        $1,203,444    $3,436,578    $1,163,155
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               168,523         17,144            93,218       267,646        28,827
(2) Investments, at cost                         $1,350,106       $154,430        $1,287,096    $3,825,038    $1,160,726
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 214    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                               OPPEN      OPPEN GLOBAL
                                                  OPPEN         OPPEN           OPPEN          GLOBAL       STRATEGIC
                                              CAP APPR VA,    GLOBAL SEC   GLOBAL SEC VA,    STRATEGIC       INC VA,
DEC. 31, 2010 (CONTINUED)                         SERV            VA            SERV           INC VA          SRV
 ASSETS
Investments, at fair value(1),(2)             $ 43,086,276   $    36,074    $ 10,598,466    $    19,176   $ 84,290,687
Dividends receivable                                    --            --              --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                       304            --              --             --         11,963
Receivable for share redemptions                    82,751            56          12,530             23        150,341
----------------------------------------------------------------------------------------------------------------------
Total assets                                    43,169,331        36,130      10,610,996         19,199     84,452,991
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  54,622            50          11,159             21        102,173
    Administrative charge                            5,543             6           1,350              2         10,716
    Contract terminations                           22,586            --              20             --         37,453
Payable for investments purchased                      304            --              --             --         11,963
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                   83,055            56          12,529             23        162,305
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           43,078,500        36,074      10,588,663         19,176     84,244,225
Net assets applicable to contracts in
  payment period                                     7,612            --           9,383             --         46,378
Net assets applicable to seed money                    164            --             421             --             83
----------------------------------------------------------------------------------------------------------------------
Total net assets                               $43,086,276       $36,074     $10,598,467        $19,176    $84,290,686
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            1,077,426         1,191         352,812          3,436     14,839,910
(2) Investments, at cost                       $38,363,163       $34,725      $9,854,206        $16,726    $77,127,943
----------------------------------------------------------------------------------------------------------------------


                                                                                             OPPEN MAIN       PIMCO
                                                  OPPEN         OPPEN           OPPEN        ST SM MID       VIT ALL
                                                 HI INC       HI INC VA,       MAIN ST        CAP VA,        ASSET,
DEC. 31, 2010 (CONTINUED)                          VA            SERV            VA             SERV       ADVISOR CL
 ASSETS
Investments, at fair value(1),(2)             $    215,225   $ 1,662,628    $     74,450    $ 6,186,789   $  6,803,072
Dividends receivable                                    --            --              --             --        164,064
Accounts receivable from RiverSource Life
  for contract purchase payments                        --            --              --              1             --
Receivable for share redemptions                       257         1,907              89          7,709         15,329
----------------------------------------------------------------------------------------------------------------------
Total assets                                       215,482     1,664,535          74,539      6,194,499      6,982,465
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     229         1,683              80          6,413          8,812
    Administrative charge                               28           219               9            793            869
    Contract terminations                               --             5              --            503          5,649
Payable for investments purchased                       --            --              --              1        164,064
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      257         1,907              89          7,710        179,394
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              215,225     1,662,628          74,450      6,151,916      6,802,989
Net assets applicable to contracts in
  payment period                                        --            --              --         34,423             --
Net assets applicable to seed money                     --            --              --            450             82
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $215,225    $1,662,628         $74,450     $6,186,789     $6,803,071
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              101,045       776,929           3,566        353,531        612,338
(2) Investments, at cost                          $722,815    $3,493,827         $76,946     $4,966,738     $6,879,586
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    215

STATEMENTS OF ASSETS AND LIABILITIES


                                                    PUT VT       PUT VT      PUT VT           PUT VT           PUT VT
                                                   DIV INC,     DIV INC,   GLOBAL EQ,   GLOBAL HLTH CARE,    GRO & INC,
DEC. 31, 2010 (CONTINUED)                           CL IA        CL IB        CL IA           CL IB             CL IA
 ASSETS
Investments, at fair value(1),(2)                $ 1,326,130   $ 677,720    $ 414,216      $ 1,400,905      $  2,897,949
Dividends receivable                                      --          --           --               --                --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --          --           --               --                --
Receivable for share redemptions                       1,580         807          492           30,957             3,439
------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,327,710     678,527      414,708        1,431,862         2,901,388
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     1,411         721          439            1,598             3,071
    Administrative charge                                169          86           53              184               368
    Contract terminations                                 --          --           --           29,175                --
Payable for investments purchased                         --          --           --               --                --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,580         807          492           30,957             3,439
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,319,012     677,720      414,216        1,400,514         2,892,747
Net assets applicable to contracts in payment
  period                                               7,118          --           --               --             5,202
Net assets applicable to seed money                       --          --           --              391                --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $1,326,130    $677,720     $414,216       $1,400,905        $2,897,949
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                168,934      86,554       37,967          114,453           177,679
(2) Investments, at cost                          $1,486,349    $733,506     $574,214       $1,273,855        $4,008,343
------------------------------------------------------------------------------------------------------------------------


                                                    PUT VT       PUT VT      PUT VT           PUT VT           PUT VT
                                                  GRO & INC,   HI YIELD,    HI YIELD,          INC,           INTL EQ,
DEC. 31, 2010 (CONTINUED)                           CL IB        CL IA        CL IB           CL IB             CL IB
 ASSETS
Investments, at fair value(1),(2)                $ 4,203,126   $ 585,293    $ 357,115      $    64,033      $ 13,896,827
Dividends receivable                                      --          --           --               --                --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --          --           --               --           132,367
Receivable for share redemptions                       5,083         696          426               73            24,928
------------------------------------------------------------------------------------------------------------------------
Total assets                                       4,208,209     585,989      357,541           64,106        14,054,122
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     4,083         621          380               64            14,195
    Administrative charge                                538          75           46                8             1,785
    Contract terminations                                461          --           --               --             8,948
Payable for investments purchased                         --          --           --               --           132,367
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      5,082         696          426               72           157,295
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              4,202,816     584,239      357,115           63,688        13,896,343
Net assets applicable to contracts in payment
  period                                                  --       1,054           --               --                --
Net assets applicable to seed money                      311          --           --              346               484
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $4,203,127    $585,293     $357,115          $64,034       $13,896,827
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                258,973      83,256       51,236            5,323         1,179,697
(2) Investments, at cost                          $5,433,744    $706,165     $402,575          $63,499       $16,571,575
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 216    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                   PUT VT       PUT VT        PUT VT           PUT VT          PUT VT
                                                 INTL GRO,    INTL VAL,   MULTI-CAP GRO,   MULTI-CAP GRO,    RESEARCH,
DEC. 31, 2010 (CONTINUED)                          CL IB        CL IB          CL IA            CL IB          CL IB
 ASSETS
Investments, at fair value(1),(2)               $   831,395   $   4,970     $ 1,771,614      $ 4,589,979    $   147,381
Dividends receivable                                     --          --              --               --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --          --              --               --             --
Receivable for share redemptions                        924           6           2,104           36,570            172
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        832,319       4,976       1,773,718        4,626,549        147,553
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      816           5           1,879            4,800            131
    Administrative charge                               108           1             225              596             19
    Contract terminations                                --          --              --           31,174             23
Payable for investments purchased                        --          --              --               --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       924           6           2,104           36,570            173
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               831,312       4,970       1,771,487        4,589,323        146,799
Net assets applicable to contracts in payment
  period                                                 --          --             127               --             --
Net assets applicable to seed money                      83          --              --              656            581
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $831,395      $4,970      $1,771,614       $4,589,979       $147,380
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                48,225         532          85,709          225,552         12,170
(2) Investments, at cost                           $621,630      $6,876      $1,789,199       $4,052,097       $126,611
-----------------------------------------------------------------------------------------------------------------------


                                                   PUT VT       PUT VT        PUT VT            ROYCE          ROYCE
                                                SM CAP VAL,    VOYAGER,      VOYAGER,        MICRO-CAP,       SM-CAP,
DEC. 31, 2010 (CONTINUED)                          CL IB        CL IA          CL IB          INVEST CL      INVEST CL
 ASSETS
Investments, at fair value(1),(2)               $   968,775   $ 331,717     $ 1,148,232      $ 1,934,888    $ 1,435,955
Dividends receivable                                     --          --              --               --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --          --              --               --             --
Receivable for share redemptions                      1,382         394           1,368            2,530          1,830
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        970,157     332,111       1,149,600        1,937,418      1,437,785
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    1,259         352           1,221            2,272          1,647
    Administrative charge                               124          42             147              246            183
    Contract terminations                                --          --              --               12             --
Payable for investments purchased                        --          --              --               --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,383         394           1,368            2,530          1,830
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               968,557     331,114       1,148,232        1,934,888      1,435,955
Net assets applicable to contracts in payment
  period                                                 --         603              --               --             --
Net assets applicable to seed money                     217          --              --               --             --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $968,774    $331,717      $1,148,232       $1,934,888     $1,435,955
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                70,303       8,521          29,701          158,858        137,412
(2) Investments, at cost                         $1,190,355    $349,268      $1,365,174       $1,551,256     $1,050,392
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    217

STATEMENTS OF ASSETS AND LIABILITIES


                                                   COL VP            COL VP          COL VP         COL VP         COL VP
                                                    BAL,           CASH MGMT,       DIV BOND,     DIV EQ INC,      DYN EQ,
DEC. 31, 2010 (CONTINUED)                           CL 3              CL 3            CL 3           CL 3           CL 3
 ASSETS
Investments, at fair value(1),(2)               $  3,950,332      $ 53,786,436    $ 43,939,477   $ 97,551,762   $ 55,810,954
Dividends receivable                                      --                15              --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                          --            27,145          11,799             28              5
Receivable for share redemptions                          --                --              --             --             --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                       3,950,332        53,813,596      43,951,276     97,551,790     55,810,959
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     4,187            63,058          51,983        122,979         68,711
    Administrative charge                                502             7,037           5,624         12,531          7,159
    Contract terminations                                 --             4,921          21,092         76,016         45,555
Payable for investments purchased                         --                --              --             --             --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      4,689            75,016          78,699        211,526        121,425
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              3,938,989        53,682,888      43,863,818     97,306,066     55,687,704
Net assets applicable to contracts in
  payment period                                       6,583            53,668           8,680         34,111          1,658
Net assets applicable to seed money                       71             2,024              79             87            172
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $3,945,643       $53,738,580     $43,872,577    $97,340,264    $55,689,534
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                285,635        53,786,436       3,994,498      7,407,119      2,888,766
(2) Investments, at cost                          $4,255,191       $53,774,899     $42,116,193    $94,830,792    $58,550,385
----------------------------------------------------------------------------------------------------------------------------


                                                   COL VP                                           COL VP         COL VP
                                              GLOBAL INFLATION       COL VP          COL VP         MID CAP        MID CAP
                                                  PROT SEC,      HI YIELD BOND,     INC OPP,       GRO OPP,       VAL OPP,
DEC. 31, 2010 (CONTINUED)                           CL 3              CL 3            CL 3           CL 3           CL 3
 ASSETS
Investments, at fair value(1),(2)               $ 14,025,893      $ 24,030,903    $  8,220,288   $  5,366,409   $  1,142,808
Dividends receivable                                      --                --              --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                          --             2,294              --             --             --
Receivable for share redemptions                          --                --              --             --             --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                      14,025,893        24,033,197       8,220,288      5,366,409      1,142,808
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    18,244            30,613          10,922          6,457          1,580
    Administrative charge                              1,791             3,057           1,071            689            144
    Contract terminations                             11,258             2,870           7,013          1,156             --
Payable for investments purchased                         --                --              --             --             --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     31,293            36,540          19,006          8,302          1,724
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             13,959,839        23,996,484       8,201,197      5,354,689      1,139,724
Net assets applicable to contracts in
  payment period                                      34,686                --              --          3,113             --
Net assets applicable to seed money                       75               173              85            305          1,360
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $13,994,600       $23,996,657      $8,201,282     $5,358,107     $1,141,084
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              1,470,219         3,467,663         767,534        369,333        104,366
(2) Investments, at cost                         $14,061,805       $22,591,304      $7,633,124     $4,071,530     $1,344,995
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 218    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                                   COL VP         COL VP
                                                  COL VP           COL VP          COL VP        SELECT LG       SELECT SM
                                                 S&P 500,     SHORT DURATION,    LG CAP GRO,      CAP VAL,       CAP VAL,
DEC. 31, 2010 (CONTINUED)                          CL 3             CL 3            CL 3            CL 3           CL 3
 ASSETS
Investments, at fair value(1),(2)              $ 12,986,948     $ 29,795,810    $  1,517,091   $      87,929   $  1,803,428
Dividends receivable                                     --               --              --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --              700              --              --             --
Receivable for share redemptions                         --               --              --              --             --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     12,986,948       29,796,510       1,517,091          87,929      1,803,428
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   13,350           34,297           1,951             107          1,925
    Administrative charge                             1,662            3,823             195              11            230
    Contract terminations                             3,061           19,390              18              --              9
Payable for investments purchased                        --               --              --              --             --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    18,073           57,510           2,164             118          2,164
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            12,968,397       29,738,924       1,514,460          86,611      1,801,094
Net assets applicable to contracts in payment
  period                                                166               --              --              --             --
Net assets applicable to seed money                     312               76             467           1,200            170
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                $12,968,875      $29,739,000      $1,514,927         $87,811     $1,801,264
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             1,508,356        2,873,270         222,447           8,775        156,684
(2) Investments, at cost                        $11,093,131      $29,299,172      $1,528,919         $94,484     $1,801,323
---------------------------------------------------------------------------------------------------------------------------


                                                  COL VP
                                                   EMER            COL VP            VP              VP             VP
                                                 MKTS OPP,       INTL OPP,          AGGR,          AGGR,         CONSERV,
DEC. 31, 2010 (CONTINUED)                          CL 3             CL 3            CL 2            CL 4           CL 2
 ASSETS
Investments, at fair value(1),(2)              $ 38,263,894     $    955,010    $ 37,191,056   $ 414,364,911   $ 28,734,503
Dividends receivable                                     --               --              --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                          1,515               --          34,899              --        176,868
Receivable for share redemptions                         --               --              --              --             --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     38,265,409          955,010      37,225,955     414,364,911     28,911,371
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   48,848              975          32,233         496,260         29,775
    Administrative charge                             4,872              116           4,350          52,801          3,552
    Contract terminations                            14,881               --              --         133,311          3,876
Payable for investments purchased                        --               --              --              --             --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    68,601            1,091          36,583         682,372         37,203
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            38,196,719          951,487      37,189,284     413,682,528     28,874,132
Net assets applicable to contracts in payment
  period                                                 --            1,081              --              --             --
Net assets applicable to seed money                      89            1,351              88              11             36
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                $38,196,808         $953,919     $37,189,372    $413,682,539   $ 28,874,168
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             2,132,882           79,057       3,294,159      36,701,941      2,731,417
(2) Investments, at cost                        $29,422,053         $997,962     $33,143,559    $363,340,333    $27,777,053
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    219

STATEMENTS OF ASSETS AND LIABILITIES


                                                                   VP              VP
                                                  VP            DAVIS NY         GS MID            VP               VP
                                               CONSERV,         VENTURE,        CAP VAL,          MOD,             MOD,
DEC. 31, 2010 (CONTINUED)                        CL 4             CL 3            CL 3            CL 2             CL 4
 ASSETS
Investments, at fair value(1),(2)           $ 291,206,829   $     7,373,939   $     97,370   $ 300,162,835   $ 2,403,284,834
Dividends receivable                                   --                --             --              --                --
Accounts receivable from RiverSource Life
  for contract purchase payments                       --                --             --         261,967            47,556
Receivable for share redemptions                       --                --             --              --                --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                  291,206,829         7,373,939         97,370     300,424,802     2,403,332,390
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                359,247             9,773            113         290,991         2,868,627
    Administrative charge                          37,306               958             11          36,683           306,472
    Contract terminations                         240,931             7,212             --              --           452,971
Payable for investments purchased                      --                --             --              --                --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 637,484            17,943            124         327,674         3,628,070
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         290,569,323         7,355,913         95,745     300,097,117     2,399,704,309
Net assets applicable to contracts in
  payment period                                       --                --             --              --                --
Net assets applicable to seed money                    22                83          1,501              11                11
----------------------------------------------------------------------------------------------------------------------------
Total net assets                             $290,569,345        $7,355,996        $97,246    $300,097,128    $2,399,704,320
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          27,681,258           738,132          8,709      27,262,746       218,282,001
(2) Investments, at cost                     $275,557,017        $6,574,055        $84,860    $277,787,854    $2,181,918,241
----------------------------------------------------------------------------------------------------------------------------


                                                                                                                    VP
                                                  VP               VP              VP              VP            PTNRS SM
                                              MOD AGGR,        MOD AGGR,      MOD CONSERV,    MOD CONSERV,       CAP VAL,
DEC. 31, 2010 (CONTINUED)                        CL 2             CL 4            CL 2            CL 4             CL 3
 ASSETS
Investments, at fair value(1),(2)           $ 191,132,521   $ 1,328,340,364   $ 69,569,158   $ 411,418,877   $    55,274,560
Dividends receivable                                   --                --             --              --                --
Accounts receivable from RiverSource Life
  for contract purchase payments                  567,568            53,515         29,284         180,623                --
Receivable for share redemptions                       --                --             --              --                --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                  191,700,089     1,328,393,879     69,598,442     411,599,500        55,274,560
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                186,825         1,582,926         69,475         490,734            71,701
    Administrative charge                          23,437           169,462          8,709          52,750             7,141
    Contract terminations                              --           315,918            271         684,767            38,991
Payable for investments purchased                      --                --             --              --                --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 210,262         2,068,306         78,455       1,228,251           117,833
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         191,489,783     1,326,325,562     69,519,932     410,371,238        55,156,632
Net assets applicable to contracts in
  payment period                                       --                --             --              --                --
Net assets applicable to seed money                    44                11             55              11                95
----------------------------------------------------------------------------------------------------------------------------
Total net assets                             $191,489,827    $1,326,325,573    $69,519,987    $410,371,249       $55,156,727
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          17,080,654       118,601,818      6,459,532      38,165,016         3,622,186
(2) Investments, at cost                     $173,917,738    $1,184,206,714    $65,726,378    $381,656,329       $49,418,174
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 220    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                                   WF ADV VT       WF ADV VT
                                                  THIRD AVE          WANGER         WANGER         CORE EQ,        CORE EQ,
DEC. 31, 2010 (CONTINUED)                            VAL              INTL            USA            CL 1            CL 2
 ASSETS
Investments, at fair value(1),(2)               $  1,199,390      $ 31,771,748   $ 33,271,020    $    949,853    $ 14,101,132
Dividends receivable                                      --                --             --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                          --               351             --              --              13
Receivable for share redemptions                       1,591            56,527         76,547           1,012          19,254
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,200,981        31,828,626     33,347,567         950,865      14,120,399
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     1,438            41,015         43,518             891          14,591
    Administrative charge                                153             4,057          4,326             121           1,826
    Contract terminations                                 --            11,455         28,705              --           2,836
Payable for investments purchased                         --               351             --              --              13
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,591            56,878         76,549           1,012          19,266
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,199,390        31,722,830     33,270,858         949,853      14,100,822
Net assets applicable to contracts in
  payment period                                          --            48,765             --              --              --
Net assets applicable to seed money                       --               153            160              --             311
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $1,199,390       $31,771,748    $33,271,018        $949,853     $14,101,133
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 81,095           878,643        982,605          47,924         714,705
(2) Investments, at cost                          $1,422,790       $26,612,132    $29,710,979        $801,728     $11,502,295
-----------------------------------------------------------------------------------------------------------------------------


                                                  WF ADV VT         WF ADV VT      WF ADV VT       WF ADV VT       WF ADV VT
                                             INDEX ASSET ALLOC,     INTL EQ,       INTL EQ,     INTRINSIC VAL,    OMEGA GRO,
DEC. 31, 2010 (CONTINUED)                           CL 2              CL 1           CL 2            CL 2            CL 1
 ASSETS
Investments, at fair value(1),(2)               $ 10,176,326      $  1,149,844   $ 19,201,060    $ 12,803,879    $  1,804,773
Dividends receivable                                      --                --             --              --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                     117,761                --             81              28              --
Receivable for share redemptions                      12,221             2,119         36,127          17,381           3,282
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                      10,306,308         1,151,963     19,237,268      12,821,288       1,808,055
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    10,923             1,077         21,671          15,257           1,714
    Administrative charge                              1,298               150          2,477           1,650             232
    Contract terminations                                 --               892         11,979             475           1,336
Payable for investments purchased                    117,761                --             81              28              --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    129,982             2,119         36,208          17,410           3,282
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             10,175,532         1,149,657     19,200,843      12,803,774       1,804,619
Net assets applicable to contracts in
  payment period                                          --               187             --              --             154
Net assets applicable to seed money                      794                --            217             104              --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $10,176,326        $1,149,844    $19,201,060     $12,803,878      $1,804,773
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                868,287           199,973      3,345,132       1,003,439          74,393
(2) Investments, at cost                         $10,875,074        $1,277,085    $19,320,546     $13,023,063      $1,148,043
-----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    221

STATEMENTS OF ASSETS AND LIABILITIES


                                               WF ADV VT      WF ADV VT     WF ADV VT     WF ADV VT         WF ADV VT
                                              OMEGA GRO,     SM CAP GRO,   SM CAP VAL,   SM CAP VAL,   TOTAL RETURN BOND,
DEC. 31, 2010 (CONTINUED)                        CL 2           CL 2           CL 1          CL 2             CL 2
 ASSETS
Investments, at fair value(1),(2)            $ 54,558,488   $ 12,089,690   $ 3,921,205   $ 9,132,635      $ 49,816,682
Dividends receivable                                   --             --            --            --           142,383
Accounts receivable from RiverSource Life
  for contract purchase payments                   82,504             --            --             2            10,093
Receivable for share redemptions                   92,608         64,812         4,235        22,691            73,725
-------------------------------------------------------------------------------------------------------------------------
Total assets                                   54,733,600     12,154,502     3,925,440     9,155,328        50,042,883
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 65,089         13,750         3,725         9,405            59,154
    Administrative charge                           7,039          1,566           510         1,174             6,310
    Contract terminations                          20,479         49,497            --        12,112             8,260
Payable for investments purchased                  82,504             --            --             2           152,477
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 175,111         64,813         4,235        22,693           226,201
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          54,558,418     12,089,353     3,921,205     9,132,290        49,814,444
Net assets applicable to contracts in
  payment period                                       --             --            --            --                --
Net assets applicable to seed money                    71            336            --           345             2,238
-------------------------------------------------------------------------------------------------------------------------
Total net assets                              $54,558,489    $12,089,689    $3,921,205    $9,132,635       $49,816,682
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           2,273,270      1,501,825       433,762     1,011,366         4,785,464
(2) Investments, at cost                      $40,051,518    $10,339,977    $3,191,678    $7,442,533       $49,127,713
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 222    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                  AB VPS         AB VPS
                                                BAL WEALTH       GLOBAL           AB VPS          AB VPS         AB VPS
                                                STRATEGY,    THEMATIC GRO,      GRO & INC,      INTER BOND,     INTL VAL,
YEAR ENDED DEC. 31, 2010                           CL B           CL B             CL B            CL B           CL B
 INVESTMENT INCOME
Dividend income                                    $31,791      $ 63,321         $      --       $119,718      $ 1,978,121
Variable account expenses                           15,517        45,050           154,343         36,013        1,428,774
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     16,274        18,271          (154,343)        83,705          549,347
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            494,040       803,349         3,813,598        612,091      103,209,908
    Cost of investments sold                       476,281       796,142         5,092,133        580,851      135,280,856
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       17,759         7,207        (1,278,535)        31,240      (32,070,948)
Distributions from capital gains                        --            --                --             --               --
Net change in unrealized appreciation or
  depreciation of investments                       59,692       485,558         2,627,156         51,367       20,711,166
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      77,451       492,765         1,348,621         82,607      (11,359,782)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $93,725      $511,036        $1,194,278       $166,312     $(10,810,435)
--------------------------------------------------------------------------------------------------------------------------


                                                  AB VPS         AC VP            AC VP            AC VP          AC VP
                                               LG CAP GRO,     INC & GRO,    INFLATION PROT,       INTL,      MID CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL B           CL I            CL II            CL II          CL II
 INVESTMENT INCOME
Dividend income                                   $ 15,503        $7,007        $1,440,648          $ 316           $  930
Variable account expenses                           75,319         6,494         1,428,400            237              691
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (59,816)          513            12,248             79              239
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          1,848,602        83,820        16,857,270         15,242           43,466
    Cost of investments sold                     1,841,394       104,788        15,954,431         14,009           37,346
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        7,208       (20,968)          902,839          1,233            6,120
Distributions from capital gains                        --            --                --             --               --
Net change in unrealized appreciation or
  depreciation of investments                      461,384        75,687         1,921,583           (706)           2,966
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     468,592        54,719         2,824,422            527            9,086
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $408,776       $55,232        $2,836,670           $606           $9,325
--------------------------------------------------------------------------------------------------------------------------


                                                  AC VP          AC VP            AC VP           COL VP       COL FEDERAL
                                                  ULTRA,          VAL,             VAL,        ASSET ALLOC,       SEC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL II           CL I            CL II            CL 1          VS CL A
 INVESTMENT INCOME
Dividend income                                  $ 122,228       $12,987           $11,374        $ 5,890          $53,133
Variable account expenses                          561,819         8,328             8,358          2,465           13,017
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (439,591)        4,659             3,016          3,425           40,116
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          6,275,429       110,342           106,734        198,290          549,869
    Cost of investments sold                     7,132,662       135,897            99,848        203,514          561,729
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (857,233)      (25,555)            6,886         (5,224)         (11,860)
Distributions from capital gains                        --            --                --             --               --
Net change in unrealized appreciation or
  depreciation of investments                    5,813,158        86,927            51,624         21,554           17,484
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   4,955,925        61,372            58,510         16,330            5,624
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $4,516,334       $66,031           $61,526        $19,755          $45,740
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    223

STATEMENTS OF OPERATIONS


                                                 COL VP       COL VP       COL LG       COL VP            COL VP
                                                HI INC,       HI INC,     CAP GRO,   MARSICO GRO,   MARSICO INTL OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL 1         CL 2       VS CL A        CL 1              CL 2
 INVESTMENT INCOME
Dividend income                                  $ 26,704   $1,330,465     $ 2,006     $  199,633        $ 1,941
Variable account expenses                           4,524      287,406       3,989      1,693,570          4,474
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    22,180    1,043,059      (1,983)    (1,493,937)        (2,533)
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           125,543    3,823,395     168,393    292,619,717         62,143
    Cost of investments sold                      129,910    4,057,075     157,388    305,272,421         60,372
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (4,367)    (233,680)     11,005    (12,652,704)         1,771
Distributions from capital gains                       --           --          --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      18,534      807,379      37,537     14,466,396         34,818
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     14,167      573,699      48,542      1,813,692         36,589
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $36,347   $1,616,758     $46,559       $319,755        $34,056
---------------------------------------------------------------------------------------------------------------------


                                                 COL VP       COL VP         CS         CS U.S.          DREY IP
                                              SM CAP VAL,   SM CO GRO,   COMMODITY     EQ FLEX I      MIDCAP STOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL 2         CL 1        RETURN    ------------          SERV
 INVESTMENT INCOME
Dividend income                               $ 1,630,890      $    --    $ 51,391         $  249         $  757
Variable account expenses                       1,277,628        1,363      11,303          2,633          1,320
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   353,262       (1,363)     40,088         (2,384)          (563)
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       228,741,722       41,971     409,310         48,393         17,444
    Cost of investments sold                  231,468,572       29,920     448,214         41,767         24,556
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (2,726,850)      12,051     (38,904)         6,626         (7,112)
Distributions from capital gains                       --           --          --             --             --
Net change in unrealized appreciation or
  depreciation of investments                  17,611,992       18,053     117,183         17,717         24,749
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 14,885,142       30,104      78,279         24,343         17,637
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $15,238,404      $28,741    $118,367        $21,959        $17,074
---------------------------------------------------------------------------------------------------------------------


                                                DREY IP      DREY SOC     DREY VIF     DREY VIF          DREY VIF
                                               TECH GRO,     RESP GRO,     APPR,       INTL EQ,         INTL VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SERV         INIT         SERV         SERV              SERV
 INVESTMENT INCOME
Dividend income                                 $      --     $  8,504     $10,628         $1,850         $3,290
Variable account expenses                         222,034       13,437       8,870          1,797          3,376
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (222,034)      (4,933)      1,758             53            (86)
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         4,056,722      114,735      49,306         15,355         67,206
    Cost of investments sold                    3,278,914      137,455      53,242         15,672         98,477
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     777,808      (22,720)     (3,936)          (317)       (31,271)
Distributions from capital gains                       --           --          --             --             --
Net change in unrealized appreciation or
  depreciation of investments                   2,685,932      144,186      74,542          9,652         34,443
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  3,463,740      121,466      70,606          9,335          3,172
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $3,241,706     $116,533     $72,364         $9,388         $3,086
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 224    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                      EV VT        FID VIP      FID VIP       FID VIP        FID VIP
                                                    FLOATING-       BAL,          BAL,      CONTRAFUND,    CONTRAFUND,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 RATE INC      SERV CL     SERV CL 2      SERV CL       SERV CL 2
 INVESTMENT INCOME
Dividend income                                    $ 2,143,598      $ 3,864         $ 813     $  70,120    $ 1,543,962
Variable account expenses                              853,913        3,159           969        84,957      2,821,928
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      1,289,685          705          (156)      (14,837)    (1,277,966)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            145,480,791       64,084        23,426     2,072,620    101,881,124
    Cost of investments sold                       141,577,039       57,828        19,823     2,346,952    128,380,587
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     3,903,752        6,256         3,603      (274,332)   (26,499,463)
Distributions from capital gains                            --        1,389           316         2,889         68,530
Net change in unrealized appreciation or
  depreciation of investments                          341,199       30,942         5,733     1,270,345     49,555,474
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       4,244,951       38,587         9,652       998,902     23,124,541
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $5,534,636      $39,292        $9,496      $984,065    $21,846,575
----------------------------------------------------------------------------------------------------------------------


                                                     FID VIP       FID VIP      FID VIP       FID VIP        FID VIP
                                                    DYN APPR,    GRO & INC,    GRO & INC,       GRO,          GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                SERV CL 2      SERV CL     SERV CL 2      SERV CL       SERV CL 2
 INVESTMENT INCOME
Dividend income                                       $  2,360     $ 14,484      $    572        $  189       $    853
Variable account expenses                               13,431       40,183         2,353         1,201         40,732
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (11,071)     (25,699)       (1,781)       (1,012)       (39,879)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                500,215      944,860        70,017        14,650        937,603
    Cost of investments sold                           472,473    1,091,154        80,950        19,967        936,734
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        27,742     (146,294)      (10,933)       (5,317)           869
Distributions from capital gains                            --           --            --           355          9,981
Net change in unrealized appreciation or
  depreciation of investments                          117,234      476,464        28,653        27,650        616,828
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         144,976      330,170        17,720        22,688        627,678
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $133,905     $304,471       $15,939       $21,676       $587,799
----------------------------------------------------------------------------------------------------------------------


                                                     FID VIP       FID VIP      FID VIP       FID VIP        FID VIP
                                                     HI INC,       HI INC,     INVEST GR,     MID CAP,      MID CAP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SERV CL      SERV CL 2    SERV CL 2      SERV CL       SERV CL 2
 INVESTMENT INCOME
Dividend income                                      $ 200,421     $ 75,202   $ 1,783,747     $  36,453   $     54,330
Variable account expenses                               33,784       14,348     1,964,863       198,742      1,200,268
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        166,637       60,854      (181,116)     (162,289)    (1,145,938)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                976,555      272,675   223,522,767     4,293,201    103,481,682
    Cost of investments sold                         1,000,610      293,919   214,078,042     3,680,045    106,949,858
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       (24,055)     (21,244)    9,444,725       613,156     (3,468,176)
Distributions from capital gains                            --           --       539,929        48,927        303,471
Net change in unrealized appreciation or
  depreciation of investments                          168,874       71,866      (673,818)    3,100,922     19,375,155
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         144,819       50,622     9,310,836     3,763,005     16,210,450
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $311,456     $111,476    $9,129,720    $3,600,716    $15,064,512
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    225

STATEMENTS OF OPERATIONS



                                                                                FTVIPT                          FTVIPT
                                              FID VIP         FID VIP        FRANK GLOBAL       FTVIPT       FRANK RISING
                                             OVERSEAS,       OVERSEAS,        REAL EST,     FRANK INC SEC,       DIVD,
YEAR ENDED DEC. 31, 2010 (CONTINUED)          SERV CL        SERV CL 2           CL 2            CL 2            CL 2
 INVESTMENT INCOME
Dividend income                                 $ 8,783       $ 231,461        $ 149,138      $ 1,547,896       $ 12,843
Variable account expenses                        11,071         377,946           83,276          352,033         13,287
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (2,288)       (146,485)          65,862        1,195,863           (444)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         194,078      11,808,731        2,860,171        5,059,403         85,121
    Cost of investments sold                    220,882      14,331,729        4,648,449        5,203,888         90,360
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (26,804)     (2,522,998)      (1,788,278)        (144,485)        (5,239)
Distributions from capital gains                  1,292          38,364               --               --             --
Net change in unrealized appreciation or
  depreciation of investments                   102,895       4,131,946        2,679,180        1,326,909        143,896
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   77,383       1,647,312          890,902        1,182,424        138,657
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $75,095      $1,500,827         $956,764       $2,378,287       $138,213
-------------------------------------------------------------------------------------------------------------------------


                                           FTVIPT FRANK     FTVIPT FRANK    FTVIPT MUTUAL     FTVIPT TEMP     FTVIPT TEMP
                                            SM CAP VAL,   SM MID CAP GRO,    SHARES SEC,     DEV MKTS SEC,     FOR SEC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           CL 2             CL 2             CL 2            CL 2            CL 2
 INVESTMENT INCOME
Dividend income                               $  50,494      $       --      $ 1,008,203         $ 20,505      $ 295,180
Variable account expenses                        88,902         154,643          884,762           15,146        203,959
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (38,408)       (154,643)         123,441            5,359         91,221
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       2,037,105       3,002,502       17,990,413          572,754      4,313,759
    Cost of investments sold                  2,060,358       2,911,336       18,806,523          580,038      4,489,144
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (23,253)         91,166         (816,110)          (7,284)      (175,385)
Distributions from capital gains                     --              --               --               --             --
Net change in unrealized appreciation or
  depreciation of investments                 1,624,047       2,831,497        6,572,352          177,602        975,653
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                1,600,794       2,922,663        5,756,242          170,318        800,268
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $1,562,386      $2,768,020       $5,879,683         $175,677       $891,489
-------------------------------------------------------------------------------------------------------------------------


                                              FTVIPT                                                            GS VIT
                                            TEMP GLOBAL        FTVIPT           GS VIT          GS VIT         STRATEGIC
                                               BOND,       TEMP GRO SEC,     MID CAP VAL,   STRATEGIC GRO,     INTL EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           CL 2             CL 2             INST            INST            INST
 INVESTMENT INCOME
Dividend income                              $  691,923        $ 47,247       $  306,477          $ 1,613        $ 3,041
Variable account expenses                     1,944,729          51,738        1,146,008            6,527          3,176
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (1,252,806)         (4,491)        (839,531)          (4,914)          (135)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                     227,630,391         744,279       83,289,763          175,563         50,262
    Cost of investments sold                199,247,538         939,655       96,727,696          166,097         62,272
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                28,382,853        (195,376)     (13,437,933)           9,466        (12,010)
Distributions from capital gains                125,171              --               --               --             --
Net change in unrealized appreciation or
  depreciation of investments               (12,665,921)        364,702       27,254,477           23,100         29,656
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               15,842,103         169,326       13,816,544           32,566         17,646
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $14,589,297        $164,835      $12,977,013          $27,652        $17,511
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 226    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                      GS VIT        INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI
                                                 STRUCTD U.S. EQ,   BASIC VAL,    CAP APPR,      CAP APPR,     CAP DEV,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   INST           SER II        SER I         SER II         SER I
 INVESTMENT INCOME
Dividend income                                        $ 47,207      $  82,929     $  41,811    $    6,781      $    --
Variable account expenses                                50,930        358,674        78,562        76,026        8,193
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (3,723)      (275,745)      (36,751)      (69,245)      (8,193)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               1,149,501      5,120,102     1,540,138    10,044,672      150,461
    Cost of investments sold                          1,370,334      6,838,404     1,777,108    11,732,833      154,854
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                          (220,833)    (1,718,302)     (236,970)   (1,688,161)      (4,393)
Distributions from capital gains                             --             --            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                           561,099      3,256,147     1,002,112     1,932,475       92,437
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          340,266      1,537,845       765,142       244,314       88,044
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $336,543     $1,262,100      $728,391      $175,069      $79,851
------------------------------------------------------------------------------------------------------------------------


                                                    INVESCO VI      INVESCO VI    INVESCO VI    INVESCO VI    INVESCO VI
                                                     CAP DEV,        CORE EQ,      CORE EQ,    GLOBAL HLTH,    INTL GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  SER II           SER I        SER II        SER II         SER I
 INVESTMENT INCOME
Dividend income                                         $    --     $  139,472       $ 1,817         $  --     $ 26,533
Variable account expenses                                23,544        203,451         3,031         3,491       16,444
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (23,544)       (63,979)       (1,214)       (3,491)      10,089
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                 323,030      3,034,570        51,598        69,696      178,592
    Cost of investments sold                            344,753      3,008,053        52,162        78,767      148,034
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                           (21,723)        26,517          (564)       (9,071)      30,558
Distributions from capital gains                             --             --            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                           316,773      1,134,069        18,174        17,547       82,490
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          295,050      1,160,586        17,610         8,476      113,048
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $271,506     $1,096,607       $16,396        $4,985     $123,137
------------------------------------------------------------------------------------------------------------------------


                                                                    INVESCO VI     INVESCO        INVESCO
                                                    INVESCO VI        MID CAP      VANK VI        VANK VI        JANUS
                                                     INTL GRO,       CORE EQ,     COMSTOCK,     GRO & INC,    ASPEN BAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  SER II          SER II        SER II        SER II         INST
 INVESTMENT INCOME
Dividend income                                    $    102,545       $ 14,104    $  297,185      $  3,407     $ 84,906
Variable account expenses                             1,276,293         71,464     2,644,737        40,127       42,636
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (1,173,748)       (57,360)   (2,347,552)      (36,720)      42,270
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             217,676,661        794,879   119,909,175       884,562      550,674
    Cost of investments sold                        225,542,102        855,765   140,961,783       917,461      496,555
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (7,865,441)       (60,886)  (21,052,608)      (32,899)      54,119
Distributions from capital gains                             --             --            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                        (7,070,910)       601,684    40,178,677       368,188      101,723
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (14,936,351)       540,798    19,126,069       335,289      155,842
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $(16,110,099)      $483,438   $16,778,517      $298,569     $198,112
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    227

STATEMENTS OF OPERATIONS



                                               JANUS ASPEN      JANUS ASPEN       JANUS ASPEN     JANUS ASPEN   JANUS ASPEN
                                               ENTERPRISE,      GLOBAL TECH,         JANUS,        OVERSEAS,       WORLD,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SERV              SERV              SERV            SERV          INST
 INVESTMENT INCOME
Dividend income                                 $     --           $    --        $     32,360      $ 17,421       $  5,980
Variable account expenses                         13,510             4,521           1,457,280        51,908         13,706
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (13,510)           (4,521)         (1,424,920)      (34,487)        (7,726)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          190,778            53,248         248,245,045     1,118,965        158,941
    Cost of investments sold                     190,240            46,096         262,360,438       848,528        204,298
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        538             7,152         (14,115,393)      270,437        (45,357)
Distributions from capital gains                      --                --                  --            --             --
Net change in unrealized appreciation or
  depreciation of investments                    211,484            62,793          12,824,897       469,924        182,019
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   212,022            69,945          (1,290,496)      740,361        136,662
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $198,512           $65,424         $(2,715,416)     $705,874       $128,936
---------------------------------------------------------------------------------------------------------------------------


                                                 JPM INS           LAZARD        LAZARD RETIRE     LM CB VAR     LVIP BARON
                                             TRUST U.S. EQ,   RETIRE INTL EQ,   U.S. STRATEGIC,   SM CAP GRO,     GRO OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL 1              SERV              SERV            CL I        SERV CL
 INVESTMENT INCOME
Dividend income                                  $ 4,834           $ 1,596             $ 1,292       $    --       $     --
Variable account expenses                          7,422             2,058               2,878         2,664         12,740
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (2,588)             (462)             (1,586)       (2,664)       (12,740)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          162,896            65,996              15,783       155,005        493,572
    Cost of investments sold                     121,177            82,404              18,602       125,259        415,682
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     41,719           (16,408)             (2,819)       29,746         77,890
Distributions from capital gains                      --                --                  --            --             --
Net change in unrealized appreciation or
  depreciation of investments                     19,082            20,230              24,596         9,103        119,622
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    60,801             3,822              21,777        38,849        197,512
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $58,213            $3,360             $20,191       $36,185       $184,772
---------------------------------------------------------------------------------------------------------------------------


                                                   MFS              MFS               MFS             MFS           MFS
                                             INV GRO STOCK,      INV TRUST,        INV TRUST,       NEW DIS,      NEW DIS,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             SERV CL          INIT CL           SERV CL         INIT CL       SERV CL
 INVESTMENT INCOME
Dividend income                                  $ 6,838          $ 32,449             $ 4,685      $     --       $     --
Variable account expenses                         28,516            36,393               5,635        19,586         45,720
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (21,678)           (3,944)               (950)      (19,586)       (45,720)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          837,371           796,128              81,858       232,184      1,351,810
    Cost of investments sold                     810,783           773,724              75,568       216,332      1,243,305
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     26,588            22,404               6,290        15,852        108,505
Distributions from capital gains                      --                --                  --            --             --
Net change in unrealized appreciation or
  depreciation of investments                    196,553           197,886              34,216       412,006        974,869
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   223,141           220,290              40,506       427,858      1,083,374
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $201,463          $216,346             $39,556      $408,272     $1,037,654
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 228    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                  MFS              MFS              MFS              MFS             MFS
                                               RESEARCH,      TOTAL RETURN,    TOTAL RETURN,     UTILITIES,      UTILITIES,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            INIT CL          INIT CL          SERV CL          INIT CL         SERV CL
 INVESTMENT INCOME
Dividend income                                 $ 12,551         $ 5,122        $ 1,146,542        $223,954         $116,494
Variable account expenses                         20,793           2,357            561,605          96,477           53,368
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (8,242)          2,765            584,937         127,477           63,126
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          225,505          10,857         13,226,871       1,660,428        1,286,589
    Cost of investments sold                     217,371          11,245         14,205,436       1,622,364        1,271,478
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      8,134            (388)          (978,565)         38,064           15,111
Distributions from capital gains                      --              --                 --              --               --
Net change in unrealized appreciation or
  depreciation of investments                    181,097          14,013          3,590,940         602,282          323,598
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   189,231          13,625          2,612,375         640,346          338,709
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $180,989         $16,390         $3,197,312        $767,823         $401,835
----------------------------------------------------------------------------------------------------------------------------


                                                MS UIF            MS UIF          MS UIF           MS UIF           OPPEN
                                           GLOBAL REAL EST,    MID CAP GRO,   U.S. REAL EST,   U.S. REAL EST,     CAP APPR
YEAR ENDED DEC. 31, 2010 (CONTINUED)             CL II            CL II            CL I             CL II            VA
 INVESTMENT INCOME
Dividend income                               $  497,005         $    --           $ 26,051       $  69,154          $ 2,027
Variable account expenses                        244,028           2,377             16,330          59,915           15,450
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  252,977          (2,377)             9,721           9,239          (13,423)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       42,020,047           7,259            374,075       2,127,795          142,798
    Cost of investments sold                  45,037,471           5,284            467,245       2,543,049          157,306
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (3,017,424)          1,975            (93,170)       (415,254)         (14,508)
Distributions from capital gains                      --              --                 --              --               --
Net change in unrealized appreciation or
  depreciation of investments                  2,582,897          45,954            380,916       1,339,552          111,272
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (434,527)         47,929            287,746         924,298           96,764
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(181,550)        $45,552           $297,467        $933,537          $83,341
----------------------------------------------------------------------------------------------------------------------------


                                                                                                    OPPEN       OPPEN GLOBAL
                                                 OPPEN            OPPEN            OPPEN           GLOBAL         STRATEGIC
                                             CAP APPR VA,         GLOBAL      GLOBAL SEC VA,      STRATEGIC        INC VA,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             SERV             SEC VA           SERV            INC VA            SRV
 INVESTMENT INCOME
Dividend income                                $      --          $1,129         $  138,302         $ 6,892      $32,431,474
Variable account expenses                        670,691           1,020            146,917             852        3,122,959
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (670,691)            109             (8,615)          6,040       29,308,515
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        7,876,215          52,267          3,152,442          67,511      350,439,322
    Cost of investments sold                   7,615,254          53,328          3,284,725          61,429      352,851,882
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    260,961          (1,061)          (132,283)          6,082       (2,412,560)
Distributions from capital gains                      --              --                 --              --               --
Net change in unrealized appreciation or
  depreciation of investments                  3,443,813           9,391          1,508,929          (4,243)      (5,992,054)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 3,704,774           8,330          1,376,646           1,839       (8,404,614)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $3,034,083          $8,439         $1,368,031          $7,879      $20,903,901
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    229

STATEMENTS OF OPERATIONS



                                                     OPPEN        OPPEN        OPPEN       OPPEN MAIN     PIMCO VIT
                                                    HI INC     HI INC VA,     MAIN ST    ST SM MID CAP    ALL ASSET,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  VA          SERV          VA          VA, SERV      ADVISOR CL
 INVESTMENT INCOME
Dividend income                                      $13,421     $112,270      $1,398       $  26,906    $ 2,754,486
Variable account expenses                              2,957       24,584       1,411          82,442        975,233
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       10,464       87,686         (13)        (55,536)     1,779,253
--------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               28,870      818,526      60,781       1,734,681    167,395,754
    Cost of investments sold                         106,306    1,749,267      76,641       1,595,849    173,932,652
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     (77,436)    (930,741)    (15,860)        138,832     (6,536,898)
Distributions from capital gains                          --           --          --              --             --
Net change in unrealized appreciation or
  depreciation of investments                         93,000    1,067,490      21,693       1,097,310     10,946,924
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        15,564      136,749       5,833       1,236,142      4,410,026
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $26,028     $224,435      $5,820      $1,180,606     $6,189,279
--------------------------------------------------------------------------------------------------------------------


                                                    PUT VT       PUT VT       PUT VT     PUT VT GLOBAL      PUT VT
                                                   DIV INC,     DIV INC,    GLOBAL EQ,     HLTH CARE,     GRO & INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 CL IA        CL IB        CL IA         CL IB          CL IA
 INVESTMENT INCOME
Dividend income                                    $ 191,702    $ 107,101     $ 9,551        $ 32,893       $ 48,409
Variable account expenses                             18,698        9,993       5,371          23,234         37,374
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      173,004       97,108       4,180           9,659         11,035
--------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              202,050      173,820      39,039         572,986        265,596
    Cost of investments sold                         231,695      195,663      58,553         546,929        414,642
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     (29,645)     (21,843)    (19,514)         26,057       (149,046)
Distributions from capital gains                          --           --          --              --             --
Net change in unrealized appreciation or
  depreciation of investments                            852         (286)     48,948         (33,754)       474,430
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (28,793)     (22,129)     29,434          (7,697)       325,384
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $144,211      $74,979     $33,614          $1,962       $336,419
--------------------------------------------------------------------------------------------------------------------


                                                    PUT VT       PUT VT       PUT VT          PUT           PUT VT
                                                  GRO & INC,    HI YIELD,    HI YIELD,      VT INC,        INTL EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 CL IB        CL IA        CL IB         CL IB          CL IB
 INVESTMENT INCOME
Dividend income                                    $  70,384     $ 48,324    $ 28,766         $ 6,903      $ 510,451
Variable account expenses                             54,720        8,454       5,156             865        184,458
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       15,664       39,870      23,610           6,038        325,993
--------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            1,328,242      141,306      91,008          48,047      3,431,010
    Cost of investments sold                       1,925,859      183,286     110,075          47,009      4,491,313
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments    (597,617)     (41,980)    (19,067)          1,038     (1,060,303)
Distributions from capital gains                          --           --          --              --             --
Net change in unrealized appreciation or
  depreciation of investments                      1,083,556       74,829      38,087          (1,599)     1,779,491
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       485,939       32,849      19,020            (561)       719,188
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $501,603      $72,719     $42,630          $5,477     $1,045,181
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 230    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                  PUT VT        PUT VT         PUT VT           PUT VT         PUT VT
                                                INTL GRO,     INTL VAL,    MULTI-CAP GRO,   MULTI-CAP GRO,    RESEARCH,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)            CL IB         CL IB           CL IA          CL IB(1)         CL IB
 INVESTMENT INCOME
Dividend income                                  $ 26,185          $ 149        $  9,681          $    --       $ 1,715
Variable account expenses                          11,033             63          22,592           16,624         1,681
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    15,152             86         (12,911)         (16,624)           34
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           395,622             70         218,773          458,835        52,923
    Cost of investments sold                      331,215            107         259,188          431,489        48,975
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      64,407            (37)        (40,415)          27,346         3,948
Distributions from capital gains                       --             --              --               --            --
Net change in unrealized appreciation or
  depreciation of investments                      (7,012)           216         328,872          537,882        17,288
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     57,395            179         288,457          565,228        21,236
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $72,547           $265        $275,546         $548,604       $21,270
-----------------------------------------------------------------------------------------------------------------------

(1) For the period Sept. 24, 2010 (commencement of operations) to Dec. 31, 2010.


                                                  PUT VT        PUT VT         PUT VT            ROYCE          ROYCE
                                               SM CAP VAL,     VOYAGER,       VOYAGER,        MICRO-CAP,       SM-CAP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL IB         CL IA           CL IB          INVEST CL      INVEST CL
 INVESTMENT INCOME
Dividend income                                  $  2,582       $  4,404        $ 14,269         $ 31,476       $ 1,550
Variable account expenses                          14,188          4,145          15,091           27,238        20,701
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (11,606)           259            (822)           4,238       (19,151)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                             234,943         27,222         231,821          534,744       324,405
  Cost of investments sold                        313,505         32,754         315,182          520,766       268,106
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (78,562)        (5,532)        (83,361)          13,978        56,299
Distributions from capital gains                       --             --              --               --            --
Net change in unrealized appreciation or
  depreciation of investments                     286,895         60,271         278,296          413,971       204,893
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    208,333         54,739         194,935          427,949       261,192
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $196,727        $54,998        $194,113         $432,187      $242,041
-----------------------------------------------------------------------------------------------------------------------


                                                  COL VP        COL VP         COL VP           COL VP         COL VP
                                                   BAL,       CASH MGMT,      DIV BOND,       DIV EQ INC,      DYN EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 3          CL 3           CL 3             CL 3           CL 3
 INVESTMENT INCOME
Dividend income                                  $     --    $     8,018     $ 2,646,724       $       --     $      --
Variable account expenses                          59,820      1,231,952       3,130,430        3,272,600       852,979
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (59,820)    (1,223,934)       (483,706)      (3,272,600)     (852,979)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                         6,855,458    232,772,168     932,519,153      800,252,749    77,051,568
    Cost of investments sold                    7,045,877    232,744,338     902,686,433      844,327,145    79,020,602
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (190,419)        27,830      29,832,720      (44,074,396)   (1,969,034)
Distributions from capital gains                       --             --              --               --            --
Net change in unrealized appreciation or
  depreciation of investments                     676,682        (27,830)    (12,838,916)      57,473,660    10,628,734
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    486,263             --      16,993,804       13,399,264     8,659,700
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $426,443    $(1,223,934)    $16,510,098      $10,126,664    $7,806,721
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    231

STATEMENTS OF OPERATIONS



                                              COL VP GLOBAL         COL VP HI       COL VP INC      COL VP MID      COL VP MID
                                           INFLATION PROT SEC,     YIELD BOND,         OPP,        CAP GRO OPP,    CAP VAL OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 3                CL 3            CL 3            CL 3            CL 3
 INVESTMENT INCOME
Dividend income                                 $  352,738         $ 2,034,845     $    957,640      $      --       $     --
Variable account expenses                        2,034,299             414,776        1,462,889         78,788         16,293
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (1,681,561)          1,620,069         (505,249)       (78,788)       (16,293)
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        687,474,860          40,487,750      474,189,498      6,031,468      1,299,261
    Cost of investments sold                   685,724,040          39,817,158      447,988,346      5,859,178      1,316,292
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    1,750,820             670,592       26,201,152        172,290        (17,031)
Distributions from capital gains                    28,170                  --               --             --             --
Net change in unrealized appreciation or
  depreciation of investments                    5,411,235             456,893      (19,325,282)     1,034,232        223,147
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   7,190,225           1,127,485        6,875,870      1,206,522        206,116
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $5,508,664          $2,747,554       $6,370,621     $1,127,734       $189,823
-------------------------------------------------------------------------------------------------------------------------------


                                                  COL VP              COL VP          COL VP      COL VP SELECT   COL VP SELECT
                                                 S&P 500,        SHORT DURATION,    LG CAP GRO,    LG CAP VAL,     SM CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 3                CL 3            CL 3            CL 3            CL 3
 INVESTMENT INCOME
Dividend income                                 $       --          $  306,406        $      --        $    --      $      --
Variable account expenses                          171,697             787,530           35,196          1,300         25,216
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (171,697)           (481,124)         (35,196)        (1,300)       (25,216)
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         16,227,474         160,092,728        6,385,076        116,218      2,994,207
    Cost of investments sold                    16,089,775         158,709,436        6,794,653        117,341      3,140,085
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      137,699           1,383,292         (409,577)        (1,123)      (145,878)
Distributions from capital gains                        --                  --               --             --             --
Net change in unrealized appreciation or
  depreciation of investments                    1,587,828             117,597          693,539         17,212        559,784
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   1,725,527           1,500,889          283,962         16,089        413,906
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $1,553,830          $1,019,765         $248,766        $14,789       $388,690
-------------------------------------------------------------------------------------------------------------------------------


                                               COL VP EMER            COL VP            VP              VP              VP
                                                MKTS OPP,           INTL OPP,          AGGR,          AGGR,          CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 3                CL 3           CL 2(1)        CL 4(1)         CL 2(1)
 INVESTMENT INCOME
Dividend income                                $ 1,083,239            $ 12,356       $       --     $       --      $      --
Variable account expenses                        1,064,535              12,193          164,483      3,858,765        151,519
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     18,704                 163         (164,483)    (3,858,765)      (151,519)
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        200,240,230           1,205,329        1,474,592     35,099,769      5,377,171
    Cost of investments sold                   197,178,905           1,227,072        1,388,807     34,045,078      5,247,527
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    3,061,325             (21,743)          85,785      1,054,691        129,644
Distributions from capital gains                        --                  --               --             --             --
Net change in unrealized appreciation or
  depreciation of investments                   (1,752,494)            120,224        4,047,497     51,024,578        957,450
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   1,308,831              98,481        4,133,282     52,079,269      1,087,094
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $1,327,535             $98,644       $3,968,799    $48,220,504       $935,575
-------------------------------------------------------------------------------------------------------------------------------

(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.






See accompanying notes to financial statements.



 232    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                    VP
                                                      VP         DAVIS NY         VP GS           VP            VP
                                                   CONSERV,      VENTURE,     MID CAP VAL,       MOD,          MOD,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 4(1)         CL 3           CL 3         CL 2(1)        CL 4(1)
 INVESTMENT INCOME
Dividend income                                   $       --     $       --         $  --      $      --   $         --
Variable account expenses                          2,987,879      1,646,766           765      1,416,802     22,976,754
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (2,987,879)    (1,646,766)         (765)    (1,416,802)   (22,976,754)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           46,235,525    559,386,988        40,193      8,919,812    170,095,245
    Cost of investments sold                      45,047,474    558,512,030        41,598      8,704,292    165,216,332
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      1,188,051        874,958        (1,405)       215,520      4,878,913
Distributions from capital gains                          --             --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     15,649,812     (3,377,296)       16,957     22,374,981    221,366,593
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    16,837,863     (2,502,338)       15,552     22,590,501    226,245,506
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $13,849,984    $(4,149,104)      $14,787    $21,173,699   $203,268,752
-----------------------------------------------------------------------------------------------------------------------

(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                                    VP MOD        VP MOD         VP MOD         VP MOD       VP PTNRS
                                                    AGGR,          AGGR,        CONSERV,       CONSERV,     SM CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 2(1)        CL 4(1)        CL 2(1)       CL 4(1)         CL 3
 INVESTMENT INCOME
Dividend income                                   $       --   $         --     $      --     $       --     $       --
Variable account expenses                            893,505     12,601,022       344,688      3,990,229        927,881
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (893,505)   (12,601,022)     (344,688)    (3,990,229)      (927,881)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            5,149,919    110,710,902     5,960,014     38,973,716     89,017,462
    Cost of investments sold                       4,950,521    107,104,981     5,812,777     37,910,323     89,249,899
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        199,398      3,605,921       147,237      1,063,393       (232,437)
Distributions from capital gains                          --             --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     17,214,783    144,133,650     3,842,780     29,762,548     13,226,754
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    17,414,181    147,739,571     3,990,017     30,825,941     12,994,317
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $16,520,676   $135,138,549    $3,645,329    $26,835,712    $12,066,436
-----------------------------------------------------------------------------------------------------------------------

(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                                    THIRD                                       WF ADV        WF ADV
                                                     AVE          WANGER         WANGER      VT CORE EQ,    VT CORE EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 VAL           INTL            USA           CL 1          CL 2
 INVESTMENT INCOME
Dividend income                                     $ 45,326     $  738,654      $     --        $ 5,178    $    57,722
Variable account expenses                             18,749        991,179       871,250         12,018        205,553
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       26,577       (252,525)     (871,250)        (6,840)      (147,831)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              465,215     95,817,075    74,523,957        358,483      7,975,583
    Cost of investments sold                         618,777     99,672,835    78,326,054        331,507      7,371,522
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (153,562)    (3,855,760)   (3,802,097)        26,976        604,061
Distributions from capital gains                          --             --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                        253,010      8,283,946    13,157,315        115,750      1,555,009
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        99,448      4,428,186     9,355,218        142,726      2,159,070
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $126,025     $4,175,661    $8,483,968       $135,886     $2,011,239
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    233

STATEMENTS OF OPERATIONS




                                             WF ADV VT
                                            INDEX ASSET      WF ADV        WF ADV           WF ADV              WF ADV
                                              ALLOC,      VT INTL EQ,   VT INTL EQ,   VT INTRINSIC VAL,      VT OMEGA GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           CL 2           CL 1          CL 2             CL 2                CL 1
 INVESTMENT INCOME
Dividend income                              $  180,293      $ 11,946     $ 156,620        $ 128,502             $ 16,138
Variable account expenses                       144,116        14,592       282,054          233,709               22,290
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  36,177        (2,646)     (125,434)        (105,207)              (6,152)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       2,283,239       549,670     7,463,158       11,888,736              562,892
    Cost of investments sold                  2,627,651       666,790     8,686,610       12,012,783              416,916
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (344,412)     (117,120)   (1,223,452)        (124,047)             145,976
Distributions from capital gains                     --        40,067       679,059               --                   --
Net change in unrealized appreciation or
  depreciation of investments                 1,434,547       242,340     3,220,507        1,968,335              156,317
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                1,090,135       165,287     2,676,114        1,844,288              302,293
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $1,126,312      $162,641    $2,550,680       $1,739,081             $296,141
----------------------------------------------------------------------------------------------------------------------------


                                             WF ADV VT     WF ADV VT     WF ADV VT        WF ADV VT            WF ADV VT
                                            OMEGA GRO,    SM CAP GRO,   SM CAP VAL,      SM CAP VAL,      TOTAL RETURN BOND,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)         CL 2           CL 2        CL 1(1)          CL 2(1)               CL 2
 INVESTMENT INCOME
Dividend income                            $    127,134     $      --      $     --       $       --          $ 1,662,752
Variable account expenses                       554,985       102,294        21,929           55,641              770,039
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (427,851)     (102,294)      (21,929)         (55,641)             892,713
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      11,442,838     2,018,222       505,710        1,560,977           46,177,590
    Cost of investments sold                  9,145,452     2,047,574       449,683        1,427,946           43,315,162
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 2,297,386       (29,352)       56,027          133,031            2,862,428
Distributions from capital gains                     --            --            --               --              584,753
Net change in unrealized appreciation or
  depreciation of investments                 8,519,070     2,872,951       729,527        1,690,102           (1,960,741)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               10,816,456     2,843,599       785,554        1,823,133            1,486,440
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $10,388,605    $2,741,305      $763,625       $1,767,492           $2,379,153
----------------------------------------------------------------------------------------------------------------------------

(1) For the period July 16, 2010 (commencement of operations) to Dec. 31, 2010.






See accompanying notes to financial statements.



 234    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                              AB VPS BAL             AB VPS             AB VPS        AB VPS        AB VPS
                                           WEALTH STRATEGY,   GLOBAL THEMATIC GRO,    GRO & INC,   INTER BOND,     INTL VAL,
YEAR ENDED DEC. 31, 2010                         CL B                 CL B               CL B          CL B          CL B
 OPERATIONS
Investment income (loss) -- net               $   16,274           $    18,271       $  (154,343)   $   83,705   $    549,347
Net realized gain (loss) on sales of
  investments                                     17,759                 7,207        (1,278,535)       31,240    (32,070,948)
Distributions from capital gains                      --                    --                --            --             --
Net change in unrealized appreciation or
  depreciation of investments                     59,692               485,558         2,627,156        51,367     20,711,166
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       93,725               511,036         1,194,278       166,312    (10,810,435)
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        10,880                78,251            40,929         5,142      9,145,234
Net transfers(1)                                 128,635                38,610            39,834       119,537    (81,641,334)
Adjustments to net assets allocated to
  contracts in payment period                         --                    --               151            --         60,987
Contract terminations:
    Surrender benefits and contract
          charges                               (405,909)             (513,692)       (2,902,467)     (340,287)    (8,530,335)
    Death benefits                                    --               (43,731)         (144,015)     (174,869)      (952,283)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (266,394)             (440,562)       (2,965,568)     (390,477)   (81,917,731)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                1,382,087             3,378,758        13,202,871     2,403,298    148,815,057
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $1,209,418           $ 3,449,232       $11,431,581    $2,179,133   $ 56,086,891
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         1,366,883             6,173,287        13,975,540     1,685,757    140,193,674
Contract purchase payments                        10,392                87,624            42,767         3,408     10,147,782
Net transfers(1)                                 116,987               120,778            16,363        73,815    (93,683,078)
Contract terminations:
    Surrender benefits and contract
          charges                               (394,325)           (1,028,990)       (3,050,865)     (223,354)    (7,939,704)
    Death benefits                                    --               (84,904)         (150,071)     (115,916)      (891,030)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               1,099,937             5,267,795        10,833,734     1,423,710     47,827,644
-----------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    235

STATEMENTS OF CHANGES IN NET ASSETS




                                                      AB VPS        AC VP          AC VP          AC VP        AC VP
                                                   LG CAP GRO,   INC & GRO,   INFLATION PROT,     INTL,    MID CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   CL B         CL I           CL II          CL II        CL II
 OPERATIONS
Investment income (loss) -- net                    $   (59,816)   $    513      $     12,248    $     79     $    239
Net realized gain (loss) on sales of investments         7,208     (20,968)          902,839       1,233        6,120
Distributions from capital gains                            --          --                --          --           --
Net change in unrealized appreciation or
  depreciation of investments                          461,384      75,687         1,921,583        (706)       2,966
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      408,776      55,232         2,836,670         606        9,325
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              29,514          24           210,244          75        7,113
Net transfers(1)                                        61,554       4,322         6,482,851          11      (15,025)
Adjustments to net assets allocated to contracts
  in payment period                                         --          --                --          --           --
Contract terminations:
    Surrender benefits and contract charges         (1,406,007)    (70,664)      (11,510,056)    (14,974)      (1,904)
    Death benefits                                     (94,775)     (5,166)       (1,162,803)         --           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,409,714)    (71,484)       (5,979,764)    (14,888)      (9,816)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      6,448,488     489,866        87,020,244      30,786       67,287
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 5,447,550    $473,614      $ 83,877,150    $ 16,504     $ 66,796
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              10,054,529     424,299        73,413,795      23,480       77,369
Contract purchase payments                              52,174          20           171,121          --        7,654
Net transfers(1)                                        (9,499)      3,542         5,312,572          17      (18,033)
Contract terminations:
    Surrender benefits and contract charges         (2,062,727)    (58,949)       (9,518,306)    (13,041)      (1,776)
    Death benefits                                    (147,459)     (4,463)         (963,292)         --           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     7,887,018     364,449        68,415,890      10,456       65,214
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 236    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                        AC VP        AC VP      AC VP       COL VP           COL
                                                        ULTRA,       VAL,       VAL,     ASSET ALLOC,   FEDERAL SEC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                    CL II        CL I       CL II        CL 1          VS CL A
 OPERATIONS
Investment income (loss) -- net                      $  (439,591)  $  4,659   $  3,016     $   3,425     $   40,116
Net realized gain (loss) on sales of investments        (857,233)   (25,555)     6,886        (5,224)       (11,860)
Distributions from capital gains                              --         --         --            --             --
Net change in unrealized appreciation or
  depreciation of investments                          5,813,158     86,927     51,624        21,554         17,484
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      4,516,334     66,031     61,526        19,755         45,740
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               120,041         25      4,892           120             --
Net transfers(1)                                        (971,054)     3,859    (34,967)       11,633         90,104
Adjustments to net assets allocated to contracts in
  payment period                                              --         --         --            --             --
Contract terminations:
    Surrender benefits and contract charges           (3,625,633)   (95,181)   (46,721)     (173,505)      (348,031)
    Death benefits                                      (407,185)    (4,826)        --            --         (3,868)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (4,883,831)   (96,123)   (76,796)     (161,752)      (261,795)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       35,506,787    634,361    596,037       255,735      1,073,383
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $35,139,290   $604,269   $580,767     $ 113,738     $  857,328
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                38,928,932    372,911    572,546       180,208        881,723
Contract purchase payments                               129,337         14      4,726            82             --
Net transfers(1)                                        (888,554)     2,229    (32,444)        5,973         75,660
Contract terminations:
    Surrender benefits and contract charges           (3,919,371)   (54,785)   (44,076)     (114,733)      (275,267)
    Death benefits                                      (438,324)    (2,771)        --            --         (3,095)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      33,812,020    317,598    500,752        71,530        679,021
--------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    237

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                                              COL VP
                                                        COL VP       COL VP       COL LG        COL VP       MARSICO
                                                       HI INC,      HI INC,      CAP GRO,    MARSICO GRO,   INTL OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                     CL 1         CL 2       VS CL A         CL 1          CL 2
 OPERATIONS
Investment income (loss) -- net                       $  22,180   $ 1,043,059   $  (1,983)  $  (1,493,937)   $ (2,533)
Net realized gain (loss) on sales of investments         (4,367)     (233,680)     11,005     (12,652,704)      1,771
Distributions from capital gains                             --            --          --              --          --
Net change in unrealized appreciation or
  depreciation of investments                            18,534       807,379      37,537      14,466,396      34,818
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             36,347     1,616,758      46,559         319,755      34,056
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   --       130,317          --      26,316,158          --
Net transfers(1)                                         10,192       (79,517)    (30,999)   (282,133,861)      7,729
Adjustments to net assets allocated to contracts in
  payment period                                             --            --          --              --          --
Contract terminations:
    Surrender benefits and contract charges            (108,340)   (1,955,199)   (124,687)     (6,578,052)     (7,131)
    Death benefits                                           --      (355,598)     (6,934)     (1,057,559)         --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (98,148)   (2,259,997)   (162,620)   (263,453,314)        598
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         413,779    17,611,453     430,423     271,852,797     287,386
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 351,978   $16,968,214   $ 314,362   $   8,719,238    $322,040
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  364,023    15,795,825     423,884     326,334,763     366,665
Contract purchase payments                                   --       110,336          --      28,873,408          --
Net transfers(1)                                          7,480       (99,347)    (31,143)   (337,504,966)      9,304
Contract terminations:
    Surrender benefits and contract charges             (91,400)   (1,675,108)   (118,845)     (7,692,719)     (9,123)
    Death benefits                                           --      (307,645)     (7,163)     (1,246,343)         --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        280,103    13,824,061     266,733       8,764,143     366,846
---------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 238    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                                         DREY IP
                                                         COL VP        COL VP         CS         CS       MIDCAP
                                                      SM CAP VAL,    SM CO GRO,   COMMODITY    U.S. EQ    STOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                      CL 2          CL 1        RETURN     FLEX I      SERV
 OPERATIONS
Investment income (loss) -- net                      $     353,262    $ (1,363)    $ 40,088   $ (2,384)  $  (563)
Net realized gain (loss) on sales of investments        (2,726,850)     12,051      (38,904)     6,626    (7,112)
Distributions from capital gains                                --          --           --         --        --
Net change in unrealized appreciation or
  depreciation of investments                           17,611,992      18,053      117,183     17,717    24,749
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       15,238,404      28,741      118,367     21,959    17,074
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              19,411,843          --       30,474      1,839        --
Net transfers(1)                                      (224,673,036)     (4,756)     156,539    (23,324)   (1,401)
Adjustments to net assets allocated to contracts in
  payment period                                                --          --           --         --        --
Contract terminations:
    Surrender benefits and contract charges             (4,700,689)    (35,392)     (13,533)    (7,724)   (2,083)
    Death benefits                                        (762,567)         --           --     (8,822)       --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (210,724,449)    (40,148)     173,480    (38,031)   (3,484)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        201,777,563     128,541      579,285    187,084    75,479
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $   6,291,518    $117,134     $871,132   $171,012   $89,069
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 186,061,000      84,924      686,446    172,708    73,425
Contract purchase payments                              17,522,844          --       36,929      1,724        --
Net transfers(1)                                      (194,390,366)     (2,846)     191,159    (19,649)   (1,939)
Contract terminations:
    Surrender benefits and contract charges             (4,003,499)    (20,963)     (15,758)    (7,336)   (1,843)
    Death benefits                                        (669,502)         --           --     (7,365)       --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         4,520,477      61,115      898,776    140,082    69,643
----------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    239

STATEMENTS OF CHANGES IN NET ASSETS




                                                         DREY IP      DREY SOC    DREY VIF   DREY VIF    DREY VIF
                                                        TECH GRO,     RESP GRO,     APPR,    INTL EQ,   INTL VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                       SERV         INIT        SERV       SERV        SERV
 OPERATIONS
Investment income (loss) -- net                        $  (222,034)  $   (4,933)  $  1,758   $     53    $    (86)
Net realized gain (loss) on sales of investments           777,808      (22,720)    (3,936)      (317)    (31,271)
Distributions from capital gains                                --           --         --         --          --
Net change in unrealized appreciation or depreciation
  of investments                                         2,685,932      144,186     74,542      9,652      34,443
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             3,241,706      116,533     72,364      9,388       3,086
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  47,953          120         --     14,624          --
Net transfers(1)                                        (1,969,229)     (11,993)    (2,199)    (8,524)     (7,088)
Adjustments to net assets allocated to contracts in
  payment period                                                --           --         --         --          --
Contract terminations:
    Surrender benefits and contract charges             (1,544,431)     (78,873)   (31,804)    (5,210)    (46,027)
    Death benefits                                        (120,226)     (10,257)        --         --          --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (3,585,933)    (101,003)   (34,003)       890     (53,115)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         14,023,331      999,390    585,644    118,696     231,676
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $13,679,104   $1,014,920   $624,005   $128,974    $181,647
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  13,030,618    1,559,205    554,352    154,171     190,743
Contract purchase payments                                  41,391          190         --     20,287          --
Net transfers(1)                                        (1,642,198)     (16,876)    (2,308)   (13,021)     (4,870)
Contract terminations:
    Surrender benefits and contract charges             (1,358,003)    (120,989)   (30,196)    (6,618)    (38,994)
    Death benefits                                        (106,182)     (15,319)        --         --          --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         9,965,626    1,406,211    521,848    154,819     146,879
-----------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 240    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                        EV VT        FID VIP    FID VIP      FID VIP        FID VIP
                                                    FLOATING-RATE     BAL,        BAL,     CONTRAFUND,    CONTRAFUND,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                     INC         SERV CL   SERV CL 2     SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                     $   1,289,685   $    705    $   (156)  $   (14,837)  $ (1,277,966)
Net realized gain (loss) on sales of investments        3,903,752      6,256       3,603      (274,332)   (26,499,463)
Distributions from capital gains                               --      1,389         316         2,889         68,530
Net change in unrealized appreciation or
  depreciation of investments                             341,199     30,942       5,733     1,270,345     49,555,474
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       5,534,636     39,292       9,496       984,065     21,846,575
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             12,288,683         --          --         4,766      6,146,819
Net transfers(1)                                     (137,812,002)   (12,688)    (14,128)      (29,343)   (72,096,106)
Adjustments to net assets allocated to contracts
  in payment period                                            --         --          --           131          7,310
Contract terminations:
    Surrender benefits and contract charges            (3,887,952)   (44,597)     (5,331)   (1,760,463)   (22,327,454)
    Death benefits                                       (632,791)        --          --       (65,842)    (1,836,760)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (130,044,062)   (57,285)    (19,459)   (1,850,751)   (90,106,191)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       130,493,960    262,189      68,559     7,738,086    228,931,864
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $   5,984,534   $244,196    $ 58,596   $ 6,871,400   $160,672,248
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                130,394,850    234,494      58,316     6,344,445    170,078,339
Contract purchase payments                             11,772,152         --          --         1,752      4,410,362
Net transfers(1)                                     (132,187,556)   (10,347)    (10,757)      (28,610)   (55,492,765)
Contract terminations:
    Surrender benefits and contract charges            (3,777,754)   (36,608)     (4,387)   (1,392,587)   (15,855,224)
    Death benefits                                       (616,884)        --          --       (53,225)    (1,297,229)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        5,584,808    187,539      43,172     4,871,775    101,843,483
---------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    241

STATEMENTS OF CHANGES IN NET ASSETS




                                                        FID VIP      FID VIP      FID VIP     FID VIP     FID VIP
                                                       DYN APPR,   GRO & INC,   GRO & INC,     GRO,        GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   SERV CL 2     SERV CL     SERV CL 2    SERV CL    SERV CL 2
 OPERATIONS
Investment income (loss) -- net                       $  (11,071)  $  (25,699)   $ (1,781)   $ (1,012)  $  (39,879)
Net realized gain (loss) on sales of investments          27,742     (146,294)    (10,933)     (5,317)         869
Distributions from capital gains                              --           --          --         355        9,981
Net change in unrealized appreciation or
  depreciation of investments                            117,234      476,464      28,653      27,650      616,828
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             133,905      304,471      15,939      21,676      587,799
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                    --       26,724       1,282          --        5,142
Net transfers(1)                                        (162,199)     (51,049)    (28,375)      5,309      (72,948)
Adjustments to net assets allocated to contracts in
  payment period                                              --           --          --          --        6,833
Contract terminations:
    Surrender benefits and contract charges             (284,745)    (441,731)    (21,238)     (6,677)    (706,308)
    Death benefits                                            --     (363,426)    (17,256)         --       (2,068)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (446,944)    (829,482)    (65,587)     (1,368)    (769,349)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,046,563    3,024,595     175,055     100,528    3,295,621
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  733,524   $2,499,584    $125,407    $120,836   $3,114,071
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   899,152    3,458,136     177,563     143,713    3,566,475
Contract purchase payments                                    --       31,181       1,265          --        5,425
Net transfers(1)                                        (135,849)     (57,746)    (27,365)      7,206      (66,966)
Contract terminations:
    Surrender benefits and contract charges             (220,317)    (497,961)    (21,551)    (10,126)    (761,824)
    Death benefits                                            --     (408,520)    (17,218)         --       (2,374)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         542,986    2,525,090     112,694     140,793    2,740,736
------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 242    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                     FID VIP      FID VIP       FID VIP        FID VIP        FID VIP
                                                     HI INC,      HI INC,      INVEST GR,      MID CAP,      MID CAP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SERV CL     SERV CL 2     SERV CL 2       SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                    $  166,637   $   60,854   $    (181,116)  $  (162,289)  $ (1,145,938)
Net realized gain (loss) on sales of investments      (24,055)     (21,244)      9,444,725       613,156     (3,468,176)
Distributions from capital gains                           --           --         539,929        48,927        303,471
Net change in unrealized appreciation or
  depreciation of investments                         168,874       71,866        (673,818)    3,100,922     19,375,155
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     311,456      111,476       9,129,720     3,600,716     15,064,512
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              1,243           --      18,322,819        29,598      7,460,611
Net transfers(1)                                      326,918       83,138    (200,568,535)     (275,559)   (90,962,173)
Adjustments to net assets allocated to contracts
  in payment period                                        --           --              --            75             --
Contract terminations:
    Surrender benefits and contract charges          (645,208)    (249,788)    (11,171,492)   (3,354,739)   (10,949,243)
    Death benefits                                    (18,911)      (7,024)     (1,684,127)     (263,315)      (700,233)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (335,958)    (173,674)   (195,101,335)   (3,863,940)   (95,151,038)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,730,754    1,090,173     235,280,640    15,584,553    129,649,941
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,706,252   $1,027,975   $  49,309,025   $15,321,329   $ 49,563,415
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,315,192      747,784     201,937,398     7,006,402     79,692,098
Contract purchase payments                                952           --      16,100,320        12,842      3,985,159
Net transfers(1)                                      267,267       51,096    (167,350,786)     (130,146)   (55,151,440)
Contract terminations:
    Surrender benefits and contract charges          (519,295)    (164,883)     (9,322,279)   (1,367,827)    (5,773,476)
    Death benefits                                    (15,534)      (4,659)     (1,409,335)     (100,489)      (396,668)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,048,582      629,338      39,955,318     5,420,782     22,355,673
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    243

STATEMENTS OF CHANGES IN NET ASSETS




                                                FID VIP      FID VIP       FTVIPT FRANK     FTVIPT FRANK   FTVIPT FRANK
                                               OVERSEAS,    OVERSEAS,    GLOBAL REAL EST,     INC SEC,     RISING DIVD,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            SERV CL     SERV CL 2          CL 2             CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net                $  (2,288)  $  (146,485)     $    65,862      $ 1,195,863     $   (444)
Net realized gain (loss) on sales of
  investments                                    (26,804)   (2,522,998)      (1,788,278)        (144,485)      (5,239)
Distributions from capital gains                   1,292        38,364               --               --           --
Net change in unrealized appreciation or
  depreciation of investments                    102,895     4,131,946        2,679,180        1,326,909      143,896
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       75,095     1,500,827          956,764        2,378,287      138,213
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         3,434        74,521           15,475          349,544        1,320
Net transfers(1)                                 (24,465)   (6,334,897)      (1,521,356)         601,062       26,940
Adjustments to net assets allocated to
  contracts in payment period                     33,872            --               --               --           --
Contract terminations:
    Surrender benefits and contract charges     (113,760)   (2,773,442)      (1,081,164)      (3,730,507)     (49,686)
    Death benefits                                (7,427)     (256,790)         (16,960)        (354,167)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (108,346)   (9,290,608)      (2,604,005)      (3,134,068)     (21,426)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  760,956    29,144,806        6,793,940       23,670,072      748,968
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 727,705   $21,355,025      $ 5,146,699      $22,914,291     $865,755
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           866,779    22,843,035        4,996,393       15,923,524      745,602
Contract purchase payments                         4,200        55,434           10,562          254,798        1,110
Net transfers(1)                                 (25,677)   (5,853,330)      (1,279,167)         470,461       27,181
Contract terminations:
    Surrender benefits and contract charges     (129,388)   (2,217,538)        (726,706)      (2,313,114)     (46,960)
    Death benefits                                (8,360)     (198,689)         (13,116)        (277,923)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 707,554    14,628,912        2,987,966       14,057,746      726,933
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 244    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                             FTVIPT FRANK       FTVIPT        FTVIPT
                                              FTVIPT FRANK      SM MID      MUTUAL SHARES    TEMP DEV        FTVIPT
                                               SM CAP VAL,     CAP GRO,          SEC,        MKTS SEC,   TEMP FOR SEC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL 2           CL 2            CL 2          CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net                $   (38,408)   $  (154,643)   $    123,441   $    5,359    $    91,221
Net realized gain (loss) on sales of
  investments                                      (23,253)        91,166        (816,110)      (7,284)      (175,385)
Distributions from capital gains                        --             --              --           --             --
Net change in unrealized appreciation or
  depreciation of investments                    1,624,047      2,831,497       6,572,352      177,602        975,653
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      1,562,386      2,768,020       5,879,683      175,677        891,489
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           2,027         54,046         374,392          240         80,646
Net transfers(1)                                  (114,830)      (192,317)     (1,721,567)     203,040        193,332
Adjustments to net assets allocated to
  contracts in payment period                           --          7,857           8,027           --             --
Contract terminations:
    Surrender benefits and contract charges     (1,431,811)    (2,151,771)    (13,072,587)    (411,201)    (3,367,088)
    Death benefits                                 (26,471)       (82,607)     (1,320,328)      (1,107)      (121,848)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (1,571,085)    (2,364,792)    (15,732,063)    (209,028)    (3,214,958)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  6,962,502     12,244,773      72,174,080    1,262,271     17,729,393
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 6,953,803    $12,648,001    $ 62,321,700   $1,228,920    $15,405,924
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           4,824,937     16,696,991      51,247,191      538,186     13,231,527
Contract purchase payments                           1,582         56,077         275,358          100         51,556
Net transfers(1)                                   (67,405)      (183,121)     (1,189,521)      81,070        145,399
Contract terminations:
    Surrender benefits and contract charges       (912,645)    (2,562,964)     (9,025,903)    (166,796)    (2,686,342)
    Death benefits                                 (18,331)       (95,283)       (953,729)        (476)       (95,151)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 3,828,138     13,911,700      40,353,396      452,084     10,646,989
----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    245

STATEMENTS OF CHANGES IN NET ASSETS




                                                   FTVIPT                                                        GS VIT
                                                TEMP GLOBAL        FTVIPT         GS VIT          GS VIT       STRATEGIC
                                                   BOND,       TEMP GRO SEC,   MID CAP VAL,   STRATEGIC GRO,    INTL EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                CL 2            CL 2           INST            INST           INST
 OPERATIONS
Investment income (loss) -- net                $  (1,252,806)    $   (4,491)   $   (839,531)     $  (4,914)     $   (135)
Net realized gain (loss) on sales of
  investments                                     28,382,853       (195,376)    (13,437,933)         9,466       (12,010)
Distributions from capital gains                     125,171             --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                    (12,665,921)       364,702      27,254,477         23,100        29,656
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       14,589,297        164,835      12,977,013         27,652        17,511
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        18,137,979        187,568       6,142,008          4,051         6,456
Net transfers(1)                                (209,463,742)       (75,622)    (75,111,788)       (31,485)       (6,699)
Adjustments to net assets allocated to
  contracts in payment period                         40,329             --          14,778             --            --
Contract terminations:
    Surrender benefits and contract charges      (11,719,628)      (356,670)     (7,264,350)      (112,594)      (19,831)
    Death benefits                                (1,491,157)      (133,845)       (873,780)       (25,095)      (20,273)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (204,496,219)      (378,569)    (77,093,132)      (165,123)      (40,347)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  237,223,612      3,684,527     113,331,508        533,123       232,674
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  47,316,690     $3,470,793    $ 49,215,389      $ 395,652      $209,838
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           149,278,165      3,685,098      72,479,525        690,551       299,392
Contract purchase payments                        12,980,753        182,453       3,781,492          5,132         9,717
Net transfers(1)                                (128,637,393)       (87,152)    (46,608,277)       (40,515)       (8,677)
Contract terminations:
    Surrender benefits and contract charges       (6,892,094)      (357,331)     (4,149,804)      (156,536)      (26,022)
    Death benefits                                  (881,976)      (135,848)       (471,125)       (32,021)      (27,129)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  25,847,455      3,287,220      25,031,811        466,611       247,281
------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 246    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                    GS VIT         INVESCO VI      INVESCO        INVESCO       INVESCO
                                               STRUCTD U.S. EQ,    BASIC VAL,   VI CAP APPR,   VI CAP APPR,   VI CAP DEV,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 INST            SER II         SER I         SER II         SER I
 OPERATIONS
Investment income (loss) -- net                   $    (3,723)    $  (275,745)   $   (36,751)  $    (69,245)   $  (8,193)
Net realized gain (loss) on sales of
  investments                                        (220,833)     (1,718,302)      (236,970)    (1,688,161)      (4,393)
Distributions from capital gains                           --              --             --             --           --
Net change in unrealized appreciation or
  depreciation of investments                         561,099       3,256,147      1,002,112      1,932,475       92,437
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           336,543       1,262,100        728,391        175,069       79,851
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             18,962         221,816         28,236         34,733        5,810
Net transfers(1)                                     (274,806)        261,143       (276,714)    (9,468,185)      (5,178)
Adjustments to net assets allocated to
  contracts in payment period                              --           6,503         (1,440)            --           --
Contract terminations:
    Surrender benefits and contract charges          (719,808)     (3,547,425)      (995,491)      (399,771)    (107,581)
    Death benefits                                    (36,811)       (319,278)      (106,990)       (12,729)     (27,428)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (1,012,463)     (3,377,241)    (1,352,399)    (9,845,952)    (134,377)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     3,976,351      25,898,707      6,339,667     11,035,577      597,526
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 3,300,431     $23,783,566    $ 5,715,659   $  1,364,694    $ 543,000
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              5,281,870      27,606,953     10,986,561     12,458,966      542,100
Contract purchase payments                             25,625         204,648         54,277         31,873        5,330
Net transfers(1)                                     (369,365)        404,509       (449,987)   (10,724,684)      (5,390)
Contract terminations:
    Surrender benefits and contract charges          (942,659)     (3,790,460)    (1,572,557)      (435,722)    (100,891)
    Death benefits                                    (47,968)       (349,694)      (159,222)       (13,149)     (24,984)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    3,947,503      24,075,956      8,859,072      1,317,284      416,165
-------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    247

STATEMENTS OF CHANGES IN NET ASSETS




                                                   INVESCO       INVESCO       INVESCO         INVESCO          INVESCO
                                                 VI CAP DEV,   VI CORE EQ,   VI CORE EQ,   VI GLOBAL HLTH,   VI INTL GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                SER II        SER I         SER II          SER II           SER I
 OPERATIONS
Investment income (loss) -- net                   $  (23,544)  $   (63,979)    $ (1,214)       $ (3,491)      $   10,089
Net realized gain (loss) on sales of
  investments                                        (21,723)       26,517         (564)         (9,071)          30,558
Distributions from capital gains                          --            --           --              --               --
Net change in unrealized appreciation or
  depreciation of investments                        316,773     1,134,069       18,174          17,547           82,490
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    271,506     1,096,607       16,396           4,985          123,137
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --        40,428           --              --              450
Net transfers(1)                                     (43,924)     (410,511)      15,735          33,332           (9,819)
Adjustments to net assets allocated to
  contracts in payment period                             --            98           --              --               --
Contract terminations:
    Surrender benefits and contract charges         (236,939)   (1,991,821)     (44,184)         (8,075)        (136,288)
    Death benefits                                   (11,114)     (240,269)          --              --          (12,747)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (291,977)   (2,602,075)     (28,449)         25,257         (158,404)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,825,553    16,093,479      252,501         179,760        1,265,816
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $1,805,082   $14,588,011     $240,448        $210,002       $1,230,549
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             1,506,477    14,864,326      251,911         198,042          772,683
Contract purchase payments                                --        39,587           --              --              275
Net transfers(1)                                     (30,033)     (394,512)      15,117          34,931           (6,345)
Contract terminations:
    Surrender benefits and contract charges         (190,778)   (1,858,246)     (44,314)         (8,657)         (83,763)
    Death benefits                                   (10,423)     (220,526)          --              --           (7,937)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   1,275,243    12,430,629      222,714         224,316          674,913
-------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 248    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                                  INVESCO VI      INVESCO        INVESCO
                                                    INVESCO VI      MID CAP       VANK VI        VANK VI       JANUS
                                                    INTL GRO,      CORE EQ,      COMSTOCK,     GRO & INC,   ASPEN BAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  SER II        SER II         SER II        SER II        INST
 OPERATIONS
Investment income (loss) -- net                   $  (1,173,748)  $  (57,360)  $  (2,347,552)  $  (36,720)  $   42,270
Net realized gain (loss) on sales of investments     (7,865,441)     (60,886)    (21,052,608)     (32,899)      54,119
Distributions from capital gains                             --           --              --           --           --
Net change in unrealized appreciation or
  depreciation of investments                        (7,070,910)     601,684      40,178,677      368,188      101,723
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (16,110,099)     483,438      16,778,517      298,569      198,112
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           20,534,789       26,972       8,994,426          300          250
Net transfers(1)                                   (204,103,967)     (44,257)    (94,098,201)    (125,803)      15,666
Adjustments to net assets allocated to contracts
  in payment period                                          --           --          (6,187)          --           --
Contract terminations:
    Surrender benefits and contract charges          (4,940,041)    (510,577)    (18,439,048)    (595,345)    (426,062)
    Death benefits                                     (842,772)     (71,206)     (1,768,182)     (26,104)     (48,212)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (189,351,991)    (599,068)   (105,317,192)    (746,952)    (458,358)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     210,889,119    4,507,287     223,145,258    3,381,561    3,229,796
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   5,427,029   $4,391,657   $ 134,606,583   $2,933,178   $2,969,550
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              260,648,750    3,782,811     194,053,134    2,423,789    1,456,143
Contract purchase payments                           24,008,649       22,373       7,155,650          221          111
Net transfers(1)                                   (271,398,196)     (33,835)    (83,279,537)     (84,469)       6,528
Contract terminations:
    Surrender benefits and contract charges          (6,151,486)    (419,725)    (15,374,915)    (417,871)    (188,795)
    Death benefits                                   (1,047,487)     (58,509)     (1,466,256)     (18,339)     (21,350)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      6,060,230    3,293,115     101,088,076    1,903,331    1,252,637
----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    249

STATEMENTS OF CHANGES IN NET ASSETS




                                              JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
                                              ENTERPRISE,   GLOBAL TECH,       JANUS,       OVERSEAS,       WORLD,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SERV          SERV            SERV           SERV          INST
 OPERATIONS
Investment income (loss) -- net                $  (13,510)    $ (4,521)    $  (1,424,920)   $  (34,487)   $   (7,726)
Net realized gain (loss) on sales of
  investments                                         538        7,152       (14,115,393)      270,437       (45,357)
Distributions from capital gains                       --           --                --            --            --
Net change in unrealized appreciation or
  depreciation of investments                     211,484       62,793        12,824,897       469,924       182,019
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       198,512       65,424        (2,715,416)      705,874       128,936
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         18,237        4,454        22,365,131        16,336           450
Net transfers(1)                                  (24,718)      (3,269)     (238,920,840)     (184,854)        9,130
Adjustments to net assets allocated to
  contracts in payment period                          --           --                --            --            --
Contract terminations:
    Surrender benefits and contract charges       (89,382)     (21,207)       (5,749,605)     (344,134)     (133,857)
    Death benefits                                (35,098)     (24,464)         (923,313)      (54,939)      (11,238)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (130,961)     (44,486)     (223,228,627)     (567,591)     (135,515)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   928,200      306,898       234,923,050     3,338,521     1,023,056
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  995,751     $327,836     $   8,979,007    $3,476,804    $1,016,477
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,876,703      726,209       293,286,078     2,692,544       841,361
Contract purchase payments                         37,972       10,454        25,388,820        12,078           358
Net transfers(1)                                  (53,806)      (7,188)     (299,628,024)     (134,396)        6,929
Contract terminations:
    Surrender benefits and contract charges      (171,459)     (48,126)       (7,134,506)     (255,561)     (107,707)
    Death benefits                                (61,682)     (50,148)       (1,189,907)      (39,133)       (9,095)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,627,728      631,201        10,722,461     2,275,532       731,846
--------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 250    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                  JPM INS           LAZARD        LAZARD RETIRE     LM CB VAR    LVIP BARON
                                              TRUST U.S. EQ,   RETIRE INTL EQ,   U.S. STRATEGIC,   SM CAP GRO,    GRO OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 1              SERV              SERV            CL I        SERV CL
 OPERATIONS
Investment income (loss) -- net                  $  (2,588)        $   (462)         $ (1,586)       $ (2,664)   $  (12,740)
Net realized gain (loss) on sales of
  investments                                       41,719          (16,408)           (2,819)         29,746        77,890
Distributions from capital gains                        --               --                --              --            --
Net change in unrealized appreciation or
  depreciation of investments                       19,082           20,230            24,596           9,103       119,622
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         58,213            3,360            20,191          36,185       184,772
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           3,655               15               480           9,288           261
Net transfers(1)                                   (82,185)          (4,464)           (1,998)         (9,284)      (57,741)
Adjustments to net assets allocated to
  contracts in payment period                           --               --                --              --            --
Contract terminations:
    Surrender benefits and contract charges        (46,573)         (58,104)           (6,510)        (12,360)      (55,965)
    Death benefits                                 (29,303)              --                --              --      (344,042)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (154,406)         (62,553)           (8,028)        (12,356)     (457,487)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    607,933          163,047           186,032         160,153     1,101,200
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 511,740         $103,854          $198,195        $183,982    $  828,485
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             459,035          170,967           191,846         188,096       765,610
Contract purchase payments                           2,886               16               487          10,608           151
Net transfers(1)                                   (60,263)          (4,732)           (2,172)        (10,599)      (39,514)
Contract terminations:
    Surrender benefits and contract charges        (34,848)         (62,671)           (6,327)        (12,551)      (35,773)
    Death benefits                                 (21,590)              --                --              --      (242,872)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   345,220          103,580           183,834         175,554       447,602
---------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    251

STATEMENTS OF CHANGES IN NET ASSETS




                                                         MFS INV      MFS INV     MFS INV       MFS          MFS
                                                       GRO STOCK,     TRUST,      TRUST,     NEW DIS,     NEW DIS,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                     SERV CL      INIT CL     SERV CL     INIT CL      SERV CL
 OPERATIONS
Investment income (loss) -- net                        $  (21,678)  $   (3,944)  $   (950)  $  (19,586)  $  (45,720)
Net realized gain (loss) on sales of investments           26,588       22,404      6,290       15,852      108,505
Distributions from capital gains                               --           --         --           --           --
Net change in unrealized appreciation or depreciation
  of investments                                          196,553      197,886     34,216      412,006      974,869
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              201,463      216,346     39,556      408,272    1,037,654
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  2,746           75        240        6,854        3,865
Net transfers(1)                                         (168,059)      54,498    (13,755)     (29,355)      15,701
Adjustments to net assets allocated to contracts in
  payment period                                               83           --         --           --           52
Contract terminations:
    Surrender benefits and contract charges              (572,912)    (686,901)   (21,285)    (136,051)    (966,914)
    Death benefits                                         (5,136)      (5,023)   (23,710)      (4,601)     (14,924)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (743,278)    (637,351)   (58,510)    (163,153)    (962,220)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         2,689,758    2,989,727    471,668    1,287,153    3,656,667
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $2,147,943   $2,568,722   $452,714   $1,532,272   $3,732,101
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  3,638,688    3,226,812    499,522    1,167,839    3,523,258
Contract purchase payments                                  2,027           --        270        6,261        3,385
Net transfers(1)                                         (214,076)      49,736    (17,832)     (19,598)       4,479
Contract terminations:
    Surrender benefits and contract charges              (827,090)    (736,059)   (22,519)    (104,932)    (859,685)
    Death benefits                                         (7,320)      (5,156)   (25,061)      (3,039)     (13,301)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,592,229    2,535,333    434,380    1,046,531    2,658,136
-------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 252    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                       MFS           MFS             MFS            MFS           MFS
                                                    RESEARCH,   TOTAL RETURN,   TOTAL RETURN,    UTILITIES,   UTILITIES,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 INIT CL       INIT CL         SERV CL        INIT CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                    $   (8,242)     $  2,765      $    584,937   $   127,477   $   63,126
Net realized gain (loss) on sales of investments        8,134          (388)         (978,565)       38,064       15,111
Distributions from capital gains                           --            --                --            --           --
Net change in unrealized appreciation or
  depreciation of investments                         181,097        14,013         3,590,940       602,282      323,598
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     180,989        16,390         3,197,312       767,823      401,835
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             18,155            --           233,453        18,692       32,929
Net transfers(1)                                      (56,376)       21,105          (161,247)      (89,554)     238,980
Adjustments to net assets allocated to contracts
  in payment period                                        --            --                --        21,395           --
Contract terminations:
    Surrender benefits and contract charges          (104,574)       (8,533)      (10,502,669)   (1,207,402)    (904,715)
    Death benefits                                    (35,151)           --          (417,522)     (128,914)     (58,327)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (177,946)       12,572       (10,847,985)   (1,385,783)    (691,133)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,444,319       185,521        47,506,331     7,490,353    4,165,850
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,447,362      $214,483      $ 39,855,658   $ 6,872,393   $3,876,552
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,751,358       133,381        36,996,072     4,963,403    2,019,412
Contract purchase payments                             22,720            --           180,935        13,701       16,624
Net transfers(1)                                      (65,206)       14,520          (146,674)      (77,845)     120,694
Contract terminations:
    Surrender benefits and contract charges          (127,325)       (5,829)       (7,932,374)     (790,136)    (447,787)
    Death benefits                                    (42,992)           --          (316,752)      (89,713)     (31,737)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,538,555       142,072        28,781,207     4,019,410    1,677,206
------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    253

STATEMENTS OF CHANGES IN NET ASSETS




                                                   MS UIF           MS UIF          MS UIF           MS UIF          OPPEN
                                              GLOBAL REAL EST,   MID CAP GRO,   U.S. REAL EST,   U.S. REAL EST,    CAP APPR
YEAR ENDED DEC. 31, 2010 (CONTINUED)                CL II            CL II           CL I             CL II           VA
 OPERATIONS
Investment income (loss) -- net                 $    252,977       $ (2,377)      $    9,721       $     9,239    $  (13,423)
Net realized gain (loss) on sales of
  investments                                     (3,017,424)         1,975          (93,170)         (415,254)      (14,508)
Distributions from capital gains                          --             --               --                --            --
Net change in unrealized appreciation or
  depreciation of investments                      2,582,897         45,954          380,916         1,339,552       111,272
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (181,550)        45,552          297,467           933,537        83,341
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         3,772,478         11,303           10,051            15,744           194
Net transfers(1)                                 (39,790,741)        13,362            4,702          (597,397)        1,863
Adjustments to net assets allocated to
  contracts in payment period                             --             --               --                --            --
Contract terminations:
    Surrender benefits and contract charges         (873,834)        (4,870)        (260,278)         (828,786)     (123,597)
    Death benefits                                  (141,447)            --          (33,071)          (92,383)       (4,422)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (37,033,544)        19,795         (278,596)       (1,502,822)     (125,962)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   38,630,685        140,547        1,184,573         4,005,863     1,205,776
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  1,415,591       $205,894       $1,203,444       $ 3,436,578    $1,163,155
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            59,811,883        152,364          700,582         3,071,648       877,847
Contract purchase payments                         5,061,563          9,904            4,470             9,976           144
Net transfers(1)                                 (61,507,305)        13,972            1,154          (399,633)        1,186
Contract terminations:
    Surrender benefits and contract charges       (1,326,941)        (4,505)        (133,455)         (529,287)      (91,035)
    Death benefits                                  (217,976)            --          (16,749)          (62,162)       (3,290)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   1,821,224        171,735          556,002         2,090,542       784,852
----------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 254    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                               OPPEN      OPPEN GLOBAL
                                                    OPPEN         OPPEN          OPPEN         GLOBAL      STRATEGIC
                                                CAP APPR VA,   GLOBAL SEC   GLOBAL SEC VA,   STRATEGIC      INC VA,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                SERV           VA            SERV          INC VA         SRV
 OPERATIONS
Investment income (loss) -- net                  $  (670,691)   $    109      $    (8,615)    $  6,040   $  29,308,515
Net realized gain (loss) on sales of
  investments                                        260,961      (1,061)        (132,283)       6,082      (2,412,560)
Distributions from capital gains                          --          --               --           --              --
Net change in unrealized appreciation or
  depreciation of investments                      3,443,813       9,391        1,508,929       (4,243)     (5,992,054)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        3,034,083       8,439        1,368,031        7,879      20,903,901
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           282,986          --            7,381           --      28,381,281
Net transfers(1)                                   2,355,106     (14,426)         175,407      (66,659)   (318,080,373)
Adjustments to net assets allocated to
  contracts in payment period                          7,137          --            8,420           --          42,128
Contract terminations:
    Surrender benefits and contract charges       (5,762,275)        (81)      (2,455,018)          --     (20,427,653)
    Death benefits                                  (564,158)    (36,741)         (30,165)          --      (2,475,070)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (3,681,204)    (51,248)      (2,293,975)     (66,659)   (312,559,687)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   43,733,397      78,883       11,524,411       77,956     375,946,472
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $43,086,276    $ 36,074      $10,598,467     $ 19,176   $  84,290,686
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            40,933,098      43,063        8,088,506       47,261     286,715,352
Contract purchase payments                           243,645          --            4,904           --      19,369,786
Net transfers(1)                                   2,310,637      (7,979)          91,688      (37,002)   (233,891,530)
Contract terminations:
    Surrender benefits and contract charges       (5,409,848)        (44)      (1,674,274)          --     (14,593,848)
    Death benefits                                  (521,383)    (17,818)         (20,948)          --      (1,785,224)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  37,556,149      17,222        6,489,876       10,259      55,814,536
----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    255

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                          OPPEN
                                                      OPPEN       OPPEN       OPPEN     MAIN ST SM        PIMCO
                                                     HI INC    HI INC VA,    MAIN ST   MID CAP VA,   VIT ALL ASSET,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   VA         SERV         VA          SERV        ADVISOR CL
 OPERATIONS
Investment income (loss) -- net                     $ 10,464   $   87,686   $    (13)  $   (55,536)   $   1,779,253
Net realized gain (loss) on sales of investments     (77,436)    (930,741)   (15,860)      138,832       (6,536,898)
Distributions from capital gains                          --           --         --            --               --
Net change in unrealized appreciation or
  depreciation of investments                         93,000    1,067,490     21,693     1,097,310       10,946,924
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     26,028      224,435      5,820     1,180,606        6,189,279
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               250       46,308         --        38,317       14,525,258
Net transfers(1)                                        (680)    (105,821)   (20,253)     (380,288)    (158,112,232)
Adjustments to net assets allocated to contracts
  in payment period                                       --           --         --        28,894               --
Contract terminations:
    Surrender benefits and contract charges          (22,561)    (368,315)   (39,117)   (1,049,067)      (4,182,049)
    Death benefits                                    (2,323)      (5,973)        --       (45,182)        (609,723)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (25,314)    (433,801)   (59,370)   (1,407,326)    (148,378,746)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      214,511    1,871,994    128,000     6,413,509      148,992,538
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $215,225   $1,662,628   $ 74,450   $ 6,186,789    $   6,803,071
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               618,326    5,362,330    143,682     4,770,285      145,831,419
Contract purchase payments                               691      122,847         --        27,935       13,903,808
Net transfers(1)                                      (1,926)    (267,291)   (23,018)     (271,016)    (149,163,400)
Contract terminations:
    Surrender benefits and contract charges          (62,722)    (978,021)   (47,672)     (726,674)      (3,982,740)
    Death benefits                                    (6,413)     (17,426)        --       (28,290)        (584,036)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     547,956    4,222,439     72,992     3,772,240        6,005,051
-------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 256    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                     PUT VT       PUT VT      PUT VT           PUT VT          PUT VT
                                                    DIV INC,     DIV INC,   GLOBAL EQ,   GLOBAL HLTH CARE,   GRO & INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CL IA       CL IB        CL IA           CL IB            CL IA
 OPERATIONS
Investment income (loss) -- net                    $  173,004   $  97,108    $  4,180        $    9,659      $   11,035
Net realized gain (loss) on sales of investments      (29,645)    (21,843)    (19,514)           26,057        (149,046)
Distributions from capital gains                           --          --          --                --              --
Net change in unrealized appreciation or
  depreciation of investments                             852        (286)     48,948           (33,754)        474,430
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     144,211      74,979      33,614             1,962         336,419
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                484          66         648             4,075           2,478
Net transfers(1)                                       (4,879)    (16,531)         --            57,875          34,883
Adjustments to net assets allocated to contracts
  in payment period                                      (909)         --          --                --            (546)
Contract terminations:
    Surrender benefits and contract charges          (163,920)   (134,480)    (31,729)         (420,709)       (199,201)
    Death benefits                                    (13,329)    (11,516)     (2,001)          (24,161)        (22,103)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (182,553)   (162,461)    (33,082)         (382,920)       (184,489)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,364,472     765,202     413,684         1,781,863       2,746,019
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,326,130   $ 677,720    $414,216        $1,400,905      $2,897,949
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                688,207     497,697     383,785         1,446,588       1,361,372
Contract purchase payments                                233          40         613             3,498           1,204
Net transfers(1)                                       (2,374)    (10,011)         --            46,189          16,846
Contract terminations:
    Surrender benefits and contract charges           (79,550)    (83,818)    (29,088)         (355,264)        (98,265)
    Death benefits                                     (6,398)     (7,161)     (1,764)          (19,606)        (11,008)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      600,118     396,747     353,546         1,121,405       1,270,149
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    257

STATEMENTS OF CHANGES IN NET ASSETS




                                                           PUT VT       PUT VT      PUT VT     PUT VT       PUT VT
                                                         GRO & INC,   HI YIELD,   HI YIELD,     INC,       INTL EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                       CL IB        CL IA       CL IB       CL IB       CL IB
 OPERATIONS
Investment income (loss) -- net                         $    15,664   $  39,870    $ 23,610   $  6,038   $   325,993
Net realized gain (loss) on sales of investments           (597,617)    (41,980)    (19,067)     1,038    (1,060,303)
Distributions from capital gains                                 --          --          --         --            --
Net change in unrealized appreciation or depreciation
  of investments                                          1,083,556      74,829      38,087     (1,599)    1,779,491
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                501,603      72,719      42,630      5,477     1,045,181
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   10,476         520          30         --        35,252
Net transfers(1)                                             60,540     (14,780)     (5,478)     7,316      (212,735)
Adjustments to net assets allocated to contracts in
  payment period                                                 --        (405)         --         --            --
Contract terminations:
    Surrender benefits and contract charges              (1,035,027)   (107,429)    (75,670)   (23,747)   (2,323,422)
    Death benefits                                          (85,414)     (8,861)     (3,546)        --      (134,844)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (1,049,425)   (130,955)    (84,664)   (16,431)   (2,635,749)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           4,750,949     643,529     399,149     74,988    15,487,395
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 4,203,127   $ 585,293    $357,115   $ 64,034   $13,896,827
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    4,814,220     304,733     254,529     52,049    16,248,542
Contract purchase payments                                   10,190         235          18         --        37,213
Net transfers(1)                                             42,308      (6,686)     (3,338)     5,340      (181,149)
Contract terminations:
    Surrender benefits and contract charges              (1,019,158)    (48,855)    (46,507)   (15,886)   (2,288,357)
    Death benefits                                          (79,245)     (3,977)     (2,198)        --      (148,987)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,768,315     245,450     202,504     41,503    13,667,262
--------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 258    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                    PUT VT       PUT VT        PUT VT           PUT VT         PUT VT
                                                   INTL GRO,   INTL VAL,   MULTI-CAP GRO,   MULTI-CAP GRO,   RESEARCH,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)               CL IB       CL IB          CL IA          CL IB(2)        CL IB
 OPERATIONS
Investment income (loss) -- net                   $   15,152     $   86      $  (12,911)      $  (16,624)     $     34
Net realized gain (loss) on sales of investments      64,407        (37)        (40,415)          27,346         3,948
Distributions from capital gains                          --         --              --               --            --
Net change in unrealized appreciation or
  depreciation of investments                         (7,012)       216         328,872          537,882        17,288
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     72,547        265         275,546          548,604        21,270
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,293         --           2,584            1,060            75
Net transfers(1)                                       9,065         --            (696)       4,375,053         6,874
Adjustments to net assets allocated to contracts
  in payment period                                       --         --             (31)              (7)           --
Contract terminations:
    Surrender benefits and contract charges         (342,489)        (7)       (183,908)        (334,731)      (48,051)
    Death benefits                                        --         --          (6,062)              --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (332,131)        (7)       (188,113)       4,041,375       (41,102)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,090,979      4,712       1,684,181               --       167,212
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  831,395     $4,970      $1,771,614       $4,589,979      $147,380
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             1,256,648      4,115         939,508               --       170,511
Contract purchase payments                             1,301         --           1,398              438            --
Net transfers(1)                                       5,275         --            (165)       4,379,541         4,954
Contract terminations:
    Surrender benefits and contract charges         (398,685)        (6)       (101,403)        (315,151)      (46,925)
    Death benefits                                        --         --          (3,272)              --            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     864,539      4,109         836,066        4,064,828       128,540
----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.





(2)    For the period Sept. 24, 2010 (commencement of operations) to Dec. 31,
       2010.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    259

STATEMENTS OF CHANGES IN NET ASSETS




                                                        PUT VT      PUT VT      PUT VT        ROYCE        ROYCE
                                                     SM CAP VAL,   VOYAGER,    VOYAGER,    MICRO-CAP,     SM-CAP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                    CL IB        CL IA       CL IB      INVEST CL    INVEST CL
 OPERATIONS
Investment income (loss) -- net                        $(11,606)   $    259   $     (822)  $    4,238   $  (19,151)
Net realized gain (loss) on sales of investments        (78,562)     (5,532)     (83,361)      13,978       56,299
Distributions from capital gains                             --          --           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                           286,895      60,271      278,296      413,971      204,893
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       196,727      54,998      194,113      432,187      242,041
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               11,635         568           18        3,583        6,081
Net transfers(1)                                        (15,802)         --       (3,237)    (135,250)     (50,056)
Adjustments to net assets allocated to contracts in
  payment period                                             --         (63)          --           --           --
Contract terminations:
    Surrender benefits and contract charges             (92,282)    (22,322)    (195,654)    (162,949)    (243,272)
    Death benefits                                       (2,319)       (864)     (14,789)    (147,522)        (533)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (98,768)    (22,681)    (213,662)    (442,138)    (287,780)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         870,815     299,400    1,167,781    1,944,839    1,481,694
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $968,774    $331,717   $1,148,232   $1,934,888   $1,435,955
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  929,261     200,932      830,639      768,184      583,134
Contract purchase payments                               11,586         366           12        1,319        2,421
Net transfers(1)                                        (11,193)         --       (2,362)     (53,561)     (19,560)
Contract terminations:
    Surrender benefits and contract charges             (92,478)    (14,307)    (132,359)     (63,759)     (90,885)
    Death benefits                                       (2,194)       (521)     (10,287)     (59,698)        (179)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        834,982     186,470      685,643      592,485      474,931
------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 260    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                     COL VP        COL VP          COL VP          COL VP         COL VP
                                                      BAL,       CASH MGMT,      DIV BOND,      DIV EQ INC,      DYN EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CL 3          CL 3            CL 3            CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                   $   (59,820)  $ (1,223,934)  $    (483,706)  $  (3,272,600)  $  (852,979)
Net realized gain (loss) on sales of investments     (190,419)        27,830      29,832,720     (44,074,396)   (1,969,034)
Distributions from capital gains                           --             --              --              --            --
Net change in unrealized appreciation or
  depreciation of investments                         676,682        (27,830)    (12,838,916)     57,473,660    10,628,734
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     426,443     (1,223,934)     16,510,098      10,126,664     7,806,721
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              7,897      8,544,117      39,283,831      28,312,888       186,266
Net transfers(1)                                       67,133    (45,106,976)   (434,827,925)   (316,579,811)     (501,270)
Adjustments to net assets allocated to contracts
  in payment period                                      (675)        54,484            (926)        (20,942)         (355)
Contract terminations:
    Surrender benefits and contract charges          (809,100)   (21,767,828)    (18,810,929)    (19,056,903)   (6,930,310)
    Death benefits                                   (480,432)    (1,142,668)     (3,183,230)     (2,045,521)     (840,189)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,215,177)   (59,418,871)   (417,539,179)   (309,390,289)   (8,085,858)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     4,734,377    114,381,385     444,901,658     396,603,889    55,968,671
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 3,945,643   $ 53,738,580   $  43,872,577   $  97,340,264   $55,689,534
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              4,004,333    107,328,018     373,591,508     309,560,303    74,789,887
Contract purchase payments                              7,863      8,046,088      31,582,900      20,051,878       248,235
Net transfers(1)                                       70,776    (44,358,215)   (354,616,913)   (251,073,196)     (578,944)
Contract terminations:
    Surrender benefits and contract charges          (689,766)   (20,114,797)    (15,196,839)    (14,158,441)   (9,209,714)
    Death benefits                                   (505,375)    (1,045,925)     (2,486,033)     (1,512,481)   (1,114,707)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,887,831     49,855,169      32,874,623      62,868,063    64,134,757
--------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    261

STATEMENTS OF CHANGES IN NET ASSETS




                                                  COL VP GLOBAL                                   COL VP       COL VP
                                                    INFLATION      COL VP HI        COL VP        MID CAP      MID CAP
                                                    PROT SEC,     YIELD BOND,      INC OPP,      GRO OPP,     VAL OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   CL 3           CL 3           CL 3          CL 3         CL 3
 OPERATIONS
Investment income (loss) -- net                   $  (1,681,561)  $ 1,620,069   $    (505,249)  $  (78,788)  $  (16,293)
Net realized gain (loss) on sales of investments      1,750,820       670,592      26,201,152      172,290      (17,031)
Distributions from capital gains                         28,170            --              --           --           --
Net change in unrealized appreciation or
  depreciation of investments                         5,411,235       456,893     (19,325,282)   1,034,232      223,147
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     5,508,664     2,747,554       6,370,621    1,127,734      189,823
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           28,051,188       167,712      21,757,063        5,505           75
Net transfers(1)                                   (319,404,519)   (5,497,908)   (242,818,198)    (235,989)     159,479
Adjustments to net assets allocated to contracts
  in payment period                                      34,149            --              --        2,736           --
Contract terminations:
    Surrender benefits and contract charges          (9,880,214)   (3,455,109)     (6,271,696)    (660,237)     (14,460)
    Death benefits                                   (1,445,313)     (221,303)       (974,072)     (74,452)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (302,644,709)   (9,006,608)   (228,306,903)    (962,437)     145,094
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     311,130,645    30,255,711     230,137,564    5,192,810      806,167
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  13,994,600   $23,996,657   $   8,201,282   $5,358,107   $1,141,084
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              275,715,470    21,851,533     177,566,034    3,989,729    1,084,208
Contract purchase payments                           25,591,130       115,542      17,939,614        3,874           --
Net transfers(1)                                   (279,202,385)   (4,106,448)   (184,460,434)    (169,836)     210,850
Contract terminations:
    Surrender benefits and contract charges          (8,707,239)   (2,385,336)     (4,687,138)    (473,719)     (19,181)
    Death benefits                                   (1,276,576)     (155,544)       (732,796)     (53,383)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     12,120,400    15,319,747       5,625,280    3,296,665    1,275,877
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 262    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                                  COL VP      COL VP
                                                     COL VP          COL VP          COL VP     SELECT LG    SELECT SM
                                                    S&P 500,    SHORT DURATION,   LG CAP GRO,    CAP VAL,    CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CL 3            CL 3            CL 3         CL 3        CL 3
 OPERATIONS
Investment income (loss) -- net                   $  (171,697)    $   (481,124)   $   (35,196)   $(1,300)   $  (25,216)
Net realized gain (loss) on sales of investments      137,699        1,383,292       (409,577)    (1,123)     (145,878)
Distributions from capital gains                           --               --             --         --            --
Net change in unrealized appreciation or
  depreciation of investments                       1,587,828          117,597        693,539     17,212       559,784
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,553,830        1,019,765        248,766     14,789       388,690
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            173,108        4,995,359          2,648         --         2,583
Net transfers(1)                                       24,928      (52,285,560)    (1,837,311)      (226)     (121,209)
Adjustments to net assets allocated to contracts
  in payment period                                       142               --             --         --            --
Contract terminations:
    Surrender benefits and contract charges        (1,869,414)      (8,620,358)      (359,245)    (9,120)     (266,342)
    Death benefits                                   (390,262)        (690,295)       (12,011)        --      (215,401)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (2,061,498)     (56,600,854)    (2,205,919)    (9,346)     (600,369)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    13,476,543       85,320,089      3,472,080     82,368     2,012,943
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $12,968,875     $ 29,739,000    $ 1,514,927    $87,811    $1,801,264
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             14,682,409       75,082,661      4,412,046     84,634     1,808,111
Contract purchase payments                            181,722        4,108,191          5,402         --         2,051
Net transfers(1)                                       18,616      (45,853,491)    (2,246,150)      (208)     (112,922)
Contract terminations:
    Surrender benefits and contract charges        (2,045,287)      (7,399,731)      (440,098)    (8,409)     (210,473)
    Death benefits                                   (464,101)        (609,324)       (14,189)        --      (200,366)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   12,373,359       25,328,306      1,717,011     76,017     1,286,401
----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    263

STATEMENTS OF CHANGES IN NET ASSETS




                                                      COL VP         COL VP         VP            VP             VP
                                                  EMER MKTS OPP,   INTL OPP,      AGGR,          AGGR,        CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                 CL 3           CL 3       CL 2(2)        CL 4(2)       CL 2(2)
 OPERATIONS
Investment income (loss) -- net                    $     18,704     $    163   $  (164,483)  $ (3,858,765)  $  (151,519)
Net realized gain (loss) on sales of investments      3,061,325      (21,743)       85,785      1,054,691       129,644
Distributions from capital gains                             --           --            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                        (1,752,494)     120,224     4,047,497     51,024,578       957,450
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,327,535       98,644     3,968,799     48,220,504       935,575
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            7,414,372          293    26,881,352      1,563,592    17,934,962
Net transfers(1)                                    (79,651,337)      55,568     6,579,466    377,458,191    12,221,754
Adjustments to net assets allocated to contracts
  in payment period                                          --         (379)           --             --            --
Contract terminations:
    Surrender benefits and contract charges          (6,100,028)     (83,950)     (147,875)   (12,728,282)   (2,218,123)
    Death benefits                                     (583,166)      (8,351)      (92,370)      (831,466)           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (78,920,159)     (36,819)   33,220,573    365,462,035    27,938,593
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     115,789,432      892,094            --             --            --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 38,196,808     $953,919   $37,189,372   $413,682,539   $28,874,168
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               58,527,010      624,325            --             --            --
Contract purchase payments                            5,275,004          203    27,169,488      1,588,600    17,836,297
Net transfers(1)                                    (45,495,910)      60,525     6,287,311    382,095,738    12,073,486
Contract terminations:
    Surrender benefits and contract charges          (2,872,858)     (59,051)     (133,551)   (12,440,407)   (2,187,163)
    Death benefits                                     (282,293)      (5,954)      (85,118)      (798,519)           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     15,150,953      620,048    33,238,130    370,445,412    27,722,620
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.





(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


See accompanying notes to financial statements.


 264    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                    VP           VP DAVIS         VP GS           VP              VP
                                                 CONSERV,      NY VENTURE,    MID CAP VAL,       MOD,            MOD,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)           CL 4 (2)          CL 3           CL 3          CL 2(2)         CL 4(2)
 OPERATIONS
Investment income (loss) -- net                $ (2,987,879)  $  (1,646,766)     $  (765)    $ (1,416,802)  $  (22,976,754)
Net realized gain (loss) on sales of
  investments                                     1,188,051         874,958       (1,405)         215,520        4,878,913
Distributions from capital gains                         --              --           --               --               --
Net change in unrealized appreciation or
  depreciation of investments                    15,649,812      (3,377,296)      16,957       22,374,981      221,366,593
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      13,849,984      (4,149,104)      14,787       21,173,699      203,268,752
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,598,342      26,202,666          240      227,576,087       12,664,951
Net transfers(1)                                308,071,755    (274,611,994)      49,169       52,799,139    2,308,493,494
Adjustments to net assets allocated to
  contracts in payment period                            --              --           --               --               --
Contract terminations:
    Surrender benefits and contract charges     (30,218,638)     (6,041,112)      (1,749)        (586,418)    (110,839,582)
    Death benefits                               (2,732,098)       (984,754)          --         (865,379)     (13,883,295)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  276,719,361    (255,435,194)      47,660      278,923,429    2,196,435,568
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --     266,940,294       34,799               --               --
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $290,569,345   $   7,355,996      $97,246     $300,097,128   $2,399,704,320
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --     345,533,271       32,169               --               --
Contract purchase payments                        1,589,498      30,504,736          256      225,780,780       12,676,443
Net transfers(1)                                310,194,424    (358,422,266)      44,698       50,734,023    2,312,164,440
Contract terminations:
    Surrender benefits and contract charges     (29,763,449)     (7,674,751)      (1,717)        (559,506)    (107,913,643)
    Death benefits                               (2,704,833)     (1,256,361)          --         (802,712)     (13,455,021)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                279,315,640       8,684,629       75,406      275,152,585    2,203,472,219
--------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.





(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    265

STATEMENTS OF CHANGES IN NET ASSETS




                                                    VP MOD          VP MOD          VP MOD        VP MOD        VP PTNRS
                                                     AGGR,           AGGR,         CONSERV,      CONSERV,      SM CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)              CL 2(2)         CL 4(2)        CL 2(2)        CL 4(2)         CL 3
 OPERATIONS
Investment income (loss) -- net                  $   (893,505)  $  (12,601,022)  $  (344,688)  $ (3,990,229)  $   (927,881)
Net realized gain (loss) on sales of
  investments                                         199,398        3,605,921       147,237      1,063,393       (232,437)
Distributions from capital gains                           --               --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      17,214,783      144,133,650     3,842,780     29,762,548     13,226,754
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  16,520,676      135,138,549     3,645,329     26,835,712     12,066,436
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        144,355,435        5,777,130    51,891,633      2,127,286        150,169
Net transfers(1)                                   30,708,093    1,236,849,316    14,812,037    407,310,188    (13,548,002)
Adjustments to net assets allocated to
  contracts in payment period                              --               --            --             --             --
Contract terminations:
    Surrender benefits and contract charges           (94,377)     (45,780,717)     (337,826)   (21,963,487)    (6,714,713)
    Death benefits                                         --       (5,658,705)     (491,186)    (3,938,450)      (658,045)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    174,969,151    1,191,187,024    65,874,658    383,535,537    (20,770,591)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --               --            --             --     63,860,882
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $191,489,827   $1,326,325,573   $69,519,987   $410,371,249   $ 55,156,727
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --               --            --             --     49,240,021
Contract purchase payments                        143,265,846        5,747,026    51,482,669      2,127,012        102,908
Net transfers(1)                                   29,574,958    1,241,232,214    14,490,717    408,035,271     (9,506,245)
Contract terminations:
    Surrender benefits and contract charges           (88,169)     (44,313,085)     (322,474)   (21,443,432)    (4,832,012)
    Death benefits                                         --       (5,485,613)     (488,983)    (3,890,474)      (470,758)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  172,752,635    1,197,180,542    65,161,929    384,828,377     34,533,914
--------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.





(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.




See accompanying notes to financial statements.


 266    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                      THIRD                                      WF ADV        WF ADV
                                                       AVE         WANGER         WANGER      VT CORE EQ,   VT CORE EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   VAL          INTL            USA           CL 1          CL 2
 OPERATIONS
Investment income (loss) -- net                    $   26,577   $   (252,525)  $   (871,250)   $   (6,840)  $  (147,831)
Net realized gain (loss) on sales of investments     (153,562)    (3,855,760)    (3,802,097)       26,976       604,061
Distributions from capital gains                           --             --             --            --            --
Net change in unrealized appreciation or
  depreciation of investments                         253,010      8,283,946     13,157,315       115,750     1,555,009
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     126,025      4,175,661      8,483,968       135,886     2,011,239
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             13,848      8,379,867      5,736,302           200        47,160
Net transfers(1)                                      (97,522)   (88,148,509)   (68,323,675)       (1,456)   (2,482,569)
Adjustments to net assets allocated to contracts
  in payment period                                        --         40,362             --            --            --
Contract terminations:
    Surrender benefits and contract charges          (298,026)    (4,870,635)    (4,885,356)     (268,900)   (3,520,771)
    Death benefits                                         --       (731,523)      (595,527)           --      (189,999)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (381,700)   (85,330,438)   (68,068,256)     (270,156)   (6,146,179)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,455,065    112,926,525     92,855,306     1,084,123    18,236,073
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,199,390   $ 31,771,748   $ 33,271,018    $  949,853   $14,101,133
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                687,602     73,364,168     82,792,618       906,213    12,749,724
Contract purchase payments                              6,898      6,876,895      5,263,398           154        31,088
Net transfers(1)                                      (48,885)   (61,454,713)   (60,238,133)         (943)   (1,790,415)
Contract terminations:
    Surrender benefits and contract charges          (143,005)    (2,894,118)    (4,054,835)     (214,443)   (2,348,294)
    Death benefits                                         --       (452,377)      (498,743)           --      (129,565)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      502,610     15,439,855     23,264,305       690,981     8,512,538
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    267

STATEMENTS OF CHANGES IN NET ASSETS




                                                   WF ADV VT        WF ADV VT    WF ADV VT       WF ADV VT      WF ADV VT
                                              INDEX ASSET ALLOC,    INTL EQ,      INTL EQ,    INTRINSIC VAL,   OMEGA GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 CL 2             CL 1          CL 2           CL 2           CL 1
 OPERATIONS
Investment income (loss) -- net                   $    36,177      $   (2,646)  $  (125,434)    $  (105,207)   $   (6,152)
Net realized gain (loss) on sales of
  investments                                        (344,412)       (117,120)   (1,223,452)       (124,047)      145,976
Distributions from capital gains                           --          40,067       679,059              --            --
Net change in unrealized appreciation or
  depreciation of investments                       1,434,547         242,340     3,220,507       1,968,335       156,317
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         1,126,312         162,641     2,550,680       1,739,081       296,141
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             59,061              --        40,165          16,082         2,592
Net transfers(1)                                     (146,323)        (76,899)     (613,658)     (7,034,159)      (14,028)
Adjustments to net assets allocated to
  contracts in payment period                              --             177        (1,936)             --           119
Contract terminations:
    Surrender benefits and contract charges        (1,706,586)       (336,938)   (3,786,621)     (2,138,481)     (413,503)
    Death benefits                                    (49,292)             --      (179,319)       (338,719)           --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (1,843,140)       (413,660)   (4,541,369)     (9,495,277)     (424,820)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    10,893,154       1,400,863    21,191,749      20,560,074     1,933,452
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $10,176,326      $1,149,844   $19,201,060     $12,803,878    $1,804,773
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             11,142,040       1,085,201    15,437,074      20,897,351     2,147,446
Contract purchase payments                             60,917              --        27,351          15,578         2,924
Net transfers(1)                                     (145,742)        (64,596)     (478,307)     (7,123,355)       (8,304)
Contract terminations:
    Surrender benefits and contract charges        (1,688,023)       (248,440)   (2,666,372)     (2,072,096)     (445,956)
    Death benefits                                    (49,845)             --      (125,918)       (326,834)           --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    9,319,347         772,165    12,193,828      11,390,644     1,696,110
-------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 268    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                              WF ADV VT     WF ADV VT     WF ADV VT     WF ADV VT         WF ADV VT
                                              OMEGA GRO,   SM CAP GRO,   SM CAP VAL,   SM CAP VAL,   TOTAL RETURN BOND,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)           CL 2          CL 2        CL 1(2)       CL 2(2)            CL 2
 OPERATIONS
Investment income (loss) -- net              $  (427,851)  $  (102,294)   $  (21,929)  $   (55,641)     $    892,713
Net realized gain (loss) on sales of
  investments                                  2,297,386       (29,352)       56,027       133,031         2,862,428
Distributions from capital gains                      --            --            --            --           584,753
Net change in unrealized appreciation or
  depreciation of investments                  8,519,070     2,872,951       729,527     1,690,102        (1,960,741)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   10,388,605     2,741,305       763,625     1,767,492         2,379,153
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        65,993        33,677         8,785         4,889            89,988
Net transfers(1)                              24,780,868     7,183,527     3,591,402     8,701,609        (3,202,771)
Adjustments to net assets allocated to
  contracts in payment period                         --            --            --            --                --
Contract terminations:
    Surrender benefits and contract charges   (5,860,109)   (1,164,231)     (437,844)   (1,235,887)       (7,417,286)
    Death benefits                              (284,382)      (96,980)       (4,763)     (105,468)         (490,176)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                18,702,370     5,955,993     3,157,580     7,365,143       (11,020,245)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               25,467,514     3,392,391            --            --        58,457,774
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $54,558,489   $12,089,689    $3,921,205   $ 9,132,635      $ 49,816,682
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        17,015,872     6,870,172            --            --        41,983,519
Contract purchase payments                        42,000        46,538         7,941         4,012            64,338
Net transfers(1)                              17,955,237     9,074,333     3,595,972     8,725,239        (1,134,618)
Contract terminations:
    Surrender benefits and contract charges   (3,815,375)   (1,683,090)     (388,558)   (1,146,820)       (5,223,742)
    Death benefits                              (186,594)     (148,531)       (4,314)      (92,125)         (331,151)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              31,011,140    14,159,422     3,211,041     7,490,306        35,358,346
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.





(2)    For the period July 16, 2010 (commencement of operations) to Dec. 31,
       2010.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    269

STATEMENTS OF CHANGES IN NET ASSETS




                                                AB VPS BAL           AB VPS          AB VPS        AB VPS        AB VPS
                                             WEALTH STRATEGY,   GLOBAL THEMATIC    GRO & INC,   INTER BOND,     INTL VAL,
YEAR ENDED DEC. 31, 2009                           CL B            GRO, CL B          CL B          CL B          CL B
 OPERATIONS
Investment income (loss) -- net                 $   (4,955)       $   (44,278)    $   279,927   $    56,378   $   (943,601)
Net realized gain (loss) on sales of
  investments                                      (60,226)          (111,533)     (2,967,765)      (69,088)   (26,612,870)
Distributions from capital gains                        --                 --              --            --             --
Net change in unrealized appreciation or
  depreciation of investments                      336,748          1,475,479       4,808,492       456,196     70,594,432
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        271,567          1,319,668       2,120,654       443,486     43,037,961
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           6,075             60,226         186,431         2,251     12,041,297
Net transfers(1)                                  (104,362)          (103,047)     (1,280,333)      (88,045)   (39,503,305)
Adjustments to net assets allocated to
  contracts in payment period                           --                 --          (1,470)           --        (52,733)
Contract terminations:
    Surrender benefits and contract charges       (170,196)          (468,132)     (2,895,580)     (350,765)    (8,509,117)
    Death benefits                                 (33,767)           (75,056)       (108,157)     (806,490)    (1,573,238)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (302,250)          (586,009)     (4,099,109)   (1,243,049)   (37,597,096)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,412,770          2,645,099      15,181,326     3,202,861    143,374,192
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,382,087        $ 3,378,758     $13,202,871   $ 2,403,298   $148,815,057
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,717,233          7,480,050      19,114,991     2,640,196    177,554,370
Contract purchase payments                           6,979            145,843         207,830         1,711     15,300,805
Net transfers(1)                                  (130,922)          (192,830)     (1,705,574)      (69,663)   (41,160,030)
Contract terminations:
    Surrender benefits and contract charges       (190,802)        (1,123,189)     (3,512,887)     (275,816)    (9,683,896)
    Death benefits                                 (35,605)          (136,587)       (128,820)     (610,671)    (1,817,575)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,366,883          6,173,287      13,975,540     1,685,757    140,193,674
--------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 270    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                     AB VPS        AC VP          AC VP          AC VP        AC VP
                                                  LG CAP GRO,   INC & GRO,   INFLATION PROT,     INTL,    MID CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL B         CL I           CL II          CL II        CL II
 OPERATIONS
Investment income (loss) -- net                   $   (79,609)   $  17,200     $    79,457     $  1,374      $ 1,211
Net realized gain (loss) on sales of investments     (336,081)     (71,569)       (295,086)     (74,068)      (4,559)
Distributions from capital gains                           --           --              --           --           --
Net change in unrealized appreciation or
  depreciation of investments                       2,221,040      120,691       6,597,275       72,802       17,453
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,805,350       66,322       6,381,646          108       14,105
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             31,488          627         159,973          150        1,682
Net transfers(1)                                     (219,631)     (23,227)      9,115,459      (55,399)      11,592
Adjustments to net assets allocated to contracts
  in payment period                                        --           --              --           --           --
Contract terminations:
    Surrender benefits and contract charges          (830,966)    (102,219)     (6,595,083)     (23,456)        (487)
    Death benefits                                    (65,318)      (2,105)       (941,161)          --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,084,427)    (126,924)      1,739,188      (78,705)      12,787
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     5,727,565      550,468      78,899,410      109,383       40,395
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 6,448,488    $ 489,866     $87,020,244     $ 30,786      $67,287
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             12,149,276      555,235      72,178,921      113,813       58,886
Contract purchase payments                             46,827          690         141,876           --        2,413
Net transfers(1)                                     (467,506)     (26,623)      7,709,470      (70,436)      16,410
Contract terminations:
    Surrender benefits and contract charges        (1,555,353)    (102,947)     (5,789,673)     (19,897)        (340)
    Death benefits                                   (118,715)      (2,056)       (826,799)          --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   10,054,529      424,299      73,413,795       23,480       77,369
----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    271

STATEMENTS OF CHANGES IN NET ASSETS




                                                       AC VP        AC VP       AC VP       COL VP           COL
                                                       ULTRA,        VAL,       VAL,     ASSET ALLOC,   FEDERAL SEC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL II         CL I       CL II        CL 1          VS CL A
 OPERATIONS
Investment income (loss) -- net                     $  (468,791)  $  25,892   $ 41,475     $   8,331     $   62,334
Net realized gain (loss) on sales of investments     (1,997,496)    (63,750)   (54,435)      (19,338)       (10,325)
Distributions from capital gains                             --          --         --            --             --
Net change in unrealized appreciation or
  depreciation of investments                        11,334,717     134,412    196,030        67,336        (49,170)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     8,868,430      96,554    183,070        56,329          2,839
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              131,223       1,531     40,387           120             --
Net transfers(1)                                       (433,695)    (12,655)   114,039       (21,401)       (85,287)
Adjustments to net assets allocated to contracts
  in payment period                                          --         (92)        --            --             --
Contract terminations:
    Surrender benefits and contract charges          (1,997,553)   (104,064)   (52,555)      (74,250)      (266,657)
    Death benefits                                     (230,121)     (2,865)        --        (7,481)       (32,991)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (2,530,146)   (118,145)   101,871      (103,012)      (384,935)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      29,168,503     655,952    311,096       302,418      1,455,479
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $35,506,787   $ 634,361   $596,037     $ 255,735     $1,073,383
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               42,319,697     455,714    353,464       260,977      1,203,524
Contract purchase payments                              181,217       1,148     45,338            97             --
Net transfers(1)                                       (644,708)     (9,996)   234,838       (20,399)       (71,893)
Contract terminations:
    Surrender benefits and contract charges          (2,615,502)    (72,051)   (61,094)      (55,137)      (222,371)
    Death benefits                                     (311,772)     (1,904)        --        (5,330)       (27,537)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     38,928,932     372,911    572,546       180,208        881,723
--------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 272    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                                             COL VP
                                                      COL VP       COL VP         COL          COL VP       MARSICO
                                                     HI INC,      HI INC,     LG CAP GRO,   MARSICO GRO,   INTL OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL 1         CL 2        VS CL A         CL 1          CL 2
 OPERATIONS
Investment income (loss) -- net                     $  33,645   $ 1,365,576    $  (2,249)   $ (1,492,843)   $    583
Net realized gain (loss) on sales of investments      (40,472)   (1,150,745)     (57,053)     (2,049,060)     (4,032)
Distributions from capital gains                           --            --           --              --          --
Net change in unrealized appreciation or
  depreciation of investments                         139,857     5,293,257      177,044      57,753,665      60,626
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     133,030     5,508,088      117,742      54,211,762      57,177
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --       158,858           --      29,484,109      14,717
Net transfers(1)                                        1,347    (1,376,770)     (31,471)     50,294,577     113,562
Adjustments to net assets allocated to contracts
  in payment period                                        --            --           --              --          --
Contract terminations:
    Surrender benefits and contract charges           (97,240)   (1,482,082)    (164,045)    (10,147,908)     (4,975)
    Death benefits                                    (14,942)     (194,298)     (39,859)     (2,138,446)         --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (110,835)   (2,894,292)    (235,375)     67,492,332     123,304
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       391,584    14,997,657      548,056     150,148,703     106,905
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 413,779   $17,611,453    $ 430,423    $271,852,797    $287,386
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                490,395    19,036,810      719,433     224,766,469     184,125
Contract purchase payments                                 --       168,915           --      41,240,316      19,652
Net transfers(1)                                          765    (1,675,444)     (43,105)     77,546,280     170,302
Contract terminations:
    Surrender benefits and contract charges          (109,365)   (1,531,212)    (207,056)    (14,219,659)     (7,414)
    Death benefits                                    (17,772)     (203,244)     (45,388)     (2,998,643)         --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      364,023    15,795,825      423,884     326,334,763     366,665
--------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    273

STATEMENTS OF CHANGES IN NET ASSETS




                                                     COL VP        COL VP         CS          CS         DREY IP
                                                   SM CAP VAL,   SM CO GRO,   COMMODITY    U.S. EQ    MIDCAP STOCK,
PERIOD ENDED DEC. 31, 2009 (CONTINUED)                CL 2          CL 1        RETURN    FLEX I(2)        SERV
 OPERATIONS
Investment income (loss) -- net                   $   (900,799)   $ (1,404)   $  49,345    $   (698)     $  (335)
Net realized gain (loss) on sales of investments    (3,799,075)       (881)     (53,841)        309       (3,025)
Distributions from capital gains                       316,150          --           --          --           --
Net change in unrealized appreciation or
  depreciation of investments                       45,139,278      26,112       82,134      14,791       21,392
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   40,755,554      23,827       77,638      14,402       18,032
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          21,640,498          --       84,177           6           --
Net transfers(1)                                    34,675,554       4,317      137,441     176,951        2,157
Adjustments to net assets allocated to contracts
  in payment period                                         --          --           --          --           --
Contract terminations:
    Surrender benefits and contract charges         (7,449,782)    (11,719)      (5,152)     (2,148)        (129)
    Death benefits                                  (1,570,553)         --      (66,160)     (2,127)          --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      47,295,717      (7,402)     150,306     172,682        2,028
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    113,726,292     112,116      351,341          --       55,419
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $201,777,563    $128,541    $ 579,285    $187,084      $75,479
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             127,803,326      91,948      489,185          --       71,837
Contract purchase payments                          24,152,504          --      114,055           6           --
Net transfers(1)                                    43,808,317       2,884      191,037     176,784        1,737
Contract terminations:
    Surrender benefits and contract charges         (8,023,102)     (9,908)      (6,500)     (2,047)        (149)
    Death benefits                                  (1,680,045)         --     (101,331)     (2,035)          --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   186,061,000      84,924      686,446     172,708       73,425
-------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.





(2)    For the period Oct. 2, 2009 (commencement of operations) to Dec. 31,
       2009.


See accompanying notes to financial statements.


 274    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                         DREY IP      DREY SOC    DREY VIF   DREY VIF    DREY VIF
                                                        TECH GRO,     RESP GRO,     APPR,    INTL EQ,   INTL VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                       SERV         INIT        SERV       SERV        SERV
 OPERATIONS
Investment income (loss) -- net                        $  (183,749)  $   (3,841)  $  3,562   $    823    $  4,394
Net realized gain (loss) on sales of investments          (550,083)     (97,819)   (40,118)    (3,231)    (20,985)
Distributions from capital gains                                --           --     39,368         --          --
Net change in unrealized appreciation or depreciation
  of investments                                         6,078,907      361,097     89,365     24,318      73,660
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             5,345,075      259,437     92,177     21,910      57,069
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  31,663          160         --     63,891       7,668
Net transfers(1)                                        (1,915,405)         (53)   (25,851)     4,648     (19,294)
Adjustments to net assets allocated to contracts in
  payment period                                                --           --         --         --          --
Contract terminations:
    Surrender benefits and contract charges               (861,160)    (170,234)   (56,996)    (3,842)    (20,073)
    Death benefits                                        (117,573)     (34,467)   (12,349)        --          --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (2,862,475)    (204,594)   (95,196)    64,697     (31,699)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         11,540,731      944,547    588,663     32,089     206,306
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $14,023,331   $  999,390   $585,644   $118,696    $231,676
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  16,568,955    1,941,419    671,502     50,209     217,164
Contract purchase payments                                  40,893          305         --    100,493       8,854
Net transfers(1)                                        (2,424,941)       1,952    (34,745)     9,345     (16,081)
Contract terminations:
    Surrender benefits and contract charges             (1,014,196)    (321,977)   (70,637)    (5,876)    (19,194)
    Death benefits                                        (140,093)     (62,494)   (11,768)        --          --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        13,030,618    1,559,205    554,352    154,171     190,743
-----------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    275

STATEMENTS OF CHANGES IN NET ASSETS




                                                       EV VT        FID VIP     FID VIP      FID VIP        FID VIP
                                                   FLOATING-RATE      BAL,        BAL,     CONTRAFUND,    CONTRAFUND,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    INC         SERV CL    SERV CL 2     SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                     $  3,123,424   $     878    $     34   $    (2,014)  $  (1,516,935)
Net realized gain (loss) on sales of investments      (1,304,288)    (43,469)    (36,308)   (1,684,509)    (79,079,557)
Distributions from capital gains                              --         892         253         1,899          56,171
Net change in unrealized appreciation or
  depreciation of investments                         28,583,803     117,527      56,114     3,713,361     146,663,808
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     30,402,939      75,828      20,093     2,028,737      66,123,487
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            14,586,485          --          --       181,476      11,879,965
Net transfers(1)                                      25,311,359       4,919       5,472      (838,926)   (100,803,307)
Adjustments to net assets allocated to contracts
  in payment period                                           --          --          --        (1,113)         (1,767)
Contract terminations:
    Surrender benefits and contract charges           (5,941,627)   (103,259)    (61,089)   (1,957,646)    (17,177,237)
    Death benefits                                    (1,185,619)    (28,168)         --      (125,498)     (2,529,209)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        32,770,598    (126,508)    (55,617)   (2,741,707)   (108,631,555)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       67,320,423     312,869     104,083     8,451,056     271,439,932
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $130,493,960   $ 262,189    $ 68,559   $ 7,738,086   $ 228,931,864
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                95,579,227     382,249     119,799     9,274,301     272,161,639
Contract purchase payments                            16,149,075          --          --       153,068      12,165,361
Net transfers(1)                                      26,639,508       1,960       1,661    (1,011,452)    (96,201,630)
Contract terminations:
    Surrender benefits and contract charges           (6,655,143)   (108,725)    (63,144)   (1,942,688)    (15,646,068)
    Death benefits                                    (1,317,817)    (40,990)         --      (128,784)     (2,400,963)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     130,394,850     234,494      58,316     6,344,445     170,078,339
----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 276    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                        FID VIP      FID VIP      FID VIP     FID VIP     FID VIP
                                                       DYN APPR,   GRO & INC,   GRO & INC,     GRO,        GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   SERV CL 2     SERV CL     SERV CL 2    SERV CL    SERV CL 2
 OPERATIONS
Investment income (loss) -- net                       $  (13,151)  $  (16,470)   $ (1,085)   $   (747)  $  (34,476)
Net realized gain (loss) on sales of investments        (207,750)    (331,050)    (22,223)     (4,760)    (131,322)
Distributions from capital gains                              --           --          --          83        2,605
Net change in unrealized appreciation or
  depreciation of investments                            479,659      994,564      57,042      28,078      879,531
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             258,758      647,044      33,734      22,654      716,338
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                    --        3,746         215       1,147        3,891
Net transfers(1)                                         (34,880)     (41,019)      1,382       5,317       51,672
Adjustments to net assets allocated to contracts in
  payment period                                          (8,598)          --          --          --         (984)
Contract terminations:
    Surrender benefits and contract charges             (274,154)    (374,472)    (29,303)     (8,937)    (381,444)
    Death benefits                                            --     (210,562)     (3,323)       (834)     (22,368)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (317,632)    (622,307)    (31,029)     (3,307)    (349,233)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,105,437    2,999,858     172,350      81,181    2,928,516
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,046,563   $3,024,595    $175,055    $100,528   $3,295,621
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,260,000    4,294,360     218,899     147,087    3,980,454
Contract purchase payments                                    --        5,132         264       1,695        5,717
Net transfers(1)                                         (45,771)     (45,702)      2,672       9,151       81,288
Contract terminations:
    Surrender benefits and contract charges             (315,077)    (506,811)    (40,649)    (12,800)    (478,622)
    Death benefits                                            --     (288,843)     (3,623)     (1,420)     (22,362)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         899,152    3,458,136     177,563     143,713    3,566,475
------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    277

STATEMENTS OF CHANGES IN NET ASSETS




                                                      FID VIP      FID VIP       FID VIP       FID VIP        FID VIP
                                                      HI INC,      HI INC,     INVEST GR,      MID CAP,      MID CAP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  SERV CL     SERV CL 2     SERV CL 2      SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                     $  171,332   $   61,573   $ 13,959,381   $  (115,852)  $ (1,456,007)
Net realized gain (loss) on sales of investments      (288,766)     (96,009)      (954,730)     (749,941)   (16,650,308)
Distributions from capital gains                            --           --        856,787        70,352        590,382
Net change in unrealized appreciation or
  depreciation of investments                          986,153      407,375     11,805,845     5,505,494     57,298,517
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      868,719      372,939     25,667,283     4,710,053     39,782,584
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             113,057           75     23,771,886        14,283     10,096,467
Net transfers(1)                                        53,293      (46,888)    15,343,031      (701,684)   (37,729,468)
Adjustments to net assets allocated to contracts
  in payment period                                    (13,663)          --             --       (25,804)          (247)
Contract terminations:
    Surrender benefits and contract charges           (703,886)    (252,035)   (13,385,047)   (2,946,577)    (8,669,942)
    Death benefits                                      (3,815)     (25,455)    (2,359,065)     (250,121)    (1,289,876)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (555,014)    (324,303)    23,370,805    (3,909,903)   (37,593,066)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,417,049    1,041,537    186,242,552    14,784,403    127,460,423
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $2,730,754   $1,090,173   $235,280,640   $15,584,553   $129,649,941
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               2,896,116    1,011,087    181,669,645     9,170,009    107,920,621
Contract purchase payments                              98,006           --     21,598,564         7,856      8,163,141
Net transfers(1)                                        17,545      (42,978)    12,987,571      (470,790)   (29,151,950)
Contract terminations:
    Surrender benefits and contract charges           (692,093)    (202,300)   (12,170,618)   (1,559,488)    (6,267,336)
    Death benefits                                      (4,382)     (18,025)    (2,147,764)     (141,185)      (972,378)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,315,192      747,784    201,937,398     7,006,402     79,692,098
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.




See accompanying notes to financial statements.


 278    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                 FID VIP      FID VIP       FTVIPT FRANK     FTVIPT FRANK   FTVIPT FRANK
                                                OVERSEAS,    OVERSEAS,    GLOBAL REAL EST,     INC SEC,     RISING DIVD,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             SERV CL     SERV CL 2          CL 2             CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net                $      548   $    71,210      $   804,991      $ 1,376,552    $   (2,387)
Net realized gain (loss) on sales of
  investments                                    (422,772)   (2,010,803)      (2,705,968)      (1,312,834)     (139,429)
Distributions from capital gains                    2,957        83,635               --               --            --
Net change in unrealized appreciation or
  depreciation of investments                     550,713     8,062,224        2,897,793        6,077,730       237,716
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       131,446     6,206,266          996,816        6,141,448        95,900
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,644        77,010            5,314          424,209            --
Net transfers(1)                                 (455,374)      (47,417)        (537,651)        (881,876)     (181,956)
Adjustments to net assets allocated to
  contracts in payment period                      (1,437)          (83)              --          (11,230)           --
Contract terminations:
    Surrender benefits and contract charges      (100,318)   (2,135,558)        (676,067)      (2,609,567)     (129,277)
    Death benefits                                (87,960)     (282,183)         (99,255)        (258,184)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (643,445)   (2,388,231)      (1,307,659)      (3,336,648)     (311,233)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 1,272,955    25,326,771        7,104,783       20,865,272       964,301
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  760,956   $29,144,806      $ 6,793,940      $23,670,072    $  748,968
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,856,364    24,643,946        6,198,922       18,728,554     1,110,704
Contract purchase payments                          2,628        82,982            4,791          354,070            --
Net transfers(1)                                 (719,726)      387,508         (524,085)        (930,532)     (221,828)
Contract terminations:
    Surrender benefits and contract charges      (132,258)   (2,001,837)        (592,906)      (2,042,942)     (143,274)
    Death benefits                               (140,229)     (269,564)         (90,329)        (185,626)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  866,779    22,843,035        4,996,393       15,923,524       745,602
------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    279

STATEMENTS OF CHANGES IN NET ASSETS




                                                     FTVIPT        FTVIPT         FTVIPT        FTVIPT        FTVIPT
                                                    FRANK SM    FRANK SM MID      MUTUAL       TEMP DEV        TEMP
                                                    CAP VAL,      CAP GRO,      SHARES SEC,    MKTS SEC,     FOR SEC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL 2          CL 2           CL 2          CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                   $    24,706    $  (144,554)  $    361,149   $   34,211   $   379,122
Net realized gain (loss) on sales of investments     (525,575)    (1,030,377)    (4,763,219)    (192,696)   (1,357,969)
Distributions from capital gains                      307,518             --             --        4,560       731,785
Net change in unrealized appreciation or
  depreciation of investments                       1,801,125      4,998,986     18,949,175      704,335     5,114,490
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,607,774      3,824,055     14,547,105      550,410     4,867,428
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             12,316         41,181        245,527          960        28,629
Net transfers(1)                                     (379,243)      (411,263)    (1,411,412)     (14,348)   (1,452,075)
Adjustments to net assets allocated to contracts
  in payment period                                      (344)        (1,852)        (1,483)     (30,484)           --
Contract terminations:
    Surrender benefits and contract charges          (931,391)    (1,811,070)   (11,268,353)    (170,215)   (2,337,870)
    Death benefits                                    (49,275)      (103,829)      (878,895)      (1,485)     (188,051)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,347,937)    (2,286,833)   (13,314,616)    (215,572)   (3,949,367)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     6,702,665     10,707,551     70,941,591      927,433    16,811,332
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 6,962,502    $12,244,773   $ 72,174,080   $1,262,271   $17,729,393
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              5,912,802     20,487,188     62,659,607      661,385    17,025,396
Contract purchase payments                             11,250         74,010        198,908          566        27,758
Net transfers(1)                                     (288,234)      (830,419)    (1,373,385)     (22,050)   (1,653,507)
Contract terminations:
    Surrender benefits and contract charges          (775,486)    (2,851,729)    (9,505,361)    (100,597)   (2,009,558)
    Death benefits                                    (35,395)      (182,059)      (732,578)      (1,118)     (158,562)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    4,824,937     16,696,991     51,247,191      538,186    13,231,527
----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 280    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                       FTVIPT        FTVIPT                      GS VIT      GS VIT
                                                     TEMP GLOBAL    TEMP GRO       GS VIT      STRATEGIC   STRATEGIC
                                                        BOND,         SEC,      MID CAP VAL,      GRO,      INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL 2          CL 2          INST          INST        INST
 OPERATIONS
Investment income (loss) -- net                     $ 26,789,426   $   49,629   $    107,750    $ (4,170)   $    414
Net realized gain (loss) on sales of investments       1,338,605     (194,028)   (14,402,232)    (12,096)    (42,506)
Distributions from capital gains                              --           --             --          --          --
Net change in unrealized appreciation or
  depreciation of investments                          3,674,310      972,158     42,553,845     164,999      90,419
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     31,802,341      827,759     28,259,363     148,733      48,327
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            23,554,745      118,840      7,667,651         271          83
Net transfers(1)                                       6,436,232       95,405    (16,529,794)    114,870     (22,453)
Adjustments to net assets allocated to contracts
  in payment period                                      (36,522)          --        (28,749)         --          --
Contract terminations:
    Surrender benefits and contract charges          (13,329,233)    (133,955)    (6,858,052)    (45,869)    (35,313)
    Death benefits                                    (2,403,467)          --     (1,121,998)         --      (1,622)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        14,221,755       80,290    (16,870,942)     69,272     (59,305)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      191,199,516    2,776,478    101,943,087     315,118     243,652
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $237,223,612   $3,684,527   $113,331,508    $533,123    $232,674
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               140,066,692    3,540,563     85,198,490     590,490     388,621
Contract purchase payments                            16,388,361      168,080      6,134,794         382          96
Net transfers(1)                                       3,528,605      125,005    (12,806,849)    177,233     (35,405)
Contract terminations:
    Surrender benefits and contract charges           (9,067,315)    (148,550)    (5,109,086)    (77,554)    (50,993)
    Death benefits                                    (1,638,178)          --       (937,824)         --      (2,927)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     149,278,165    3,685,098     72,479,525     690,551     299,392
--------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    281

STATEMENTS OF CHANGES IN NET ASSETS




                                                   GS VIT           INVESCO         INVESCO        INVESCO       INVESCO
                                              STRUCTD U.S. EQ,   VI BASIC VAL,   VI CAP APPR,   VI CAP APPR,   VI CAP DEV,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                INST             SER II          SER I         SER II         SER I
 OPERATIONS
Investment income (loss) -- net                  $    16,674      $   (86,149)    $   (45,836)   $  (124,570)   $  (9,101)
Net realized gain (loss) on sales of
  investments                                       (603,026)      (3,589,062)       (594,797)      (360,875)     (41,581)
Distributions from capital gains                          --               --              --             --           --
Net change in unrealized appreciation or
  depreciation of investments                      1,290,681       12,599,627       1,702,696      2,288,256      257,626
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          704,329        8,924,416       1,062,063      1,802,811      206,944
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            73,599           57,724          12,322         31,134        1,420
Net transfers(1)                                    (538,045)      (1,411,375)         (6,783)       872,232       (3,422)
Adjustments to net assets allocated to
  contracts in payment period                         (1,253)          (1,456)         (1,315)            --           --
Contract terminations:
    Surrender benefits and contract charges         (736,333)      (2,170,455)     (1,014,721)      (595,900)    (173,500)
    Death benefits                                   (25,767)        (138,949)       (131,287)       (85,367)      (6,906)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (1,227,799)      (3,664,511)     (1,141,784)       222,099     (182,408)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    4,499,821       20,638,802       6,419,388      9,010,667      572,990
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 3,976,351      $25,898,707     $ 6,339,667    $11,035,577    $ 597,526
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             7,116,160       32,005,430      13,206,500     12,066,679      733,509
Contract purchase payments                           118,325           86,690          25,496         40,041        1,880
Net transfers(1)                                    (792,172)      (1,508,335)        (33,430)     1,229,173       (4,611)
Contract terminations:
    Surrender benefits and contract charges       (1,120,339)      (2,766,446)     (1,993,978)      (758,980)    (182,742)
    Death benefits                                   (40,104)        (210,386)       (218,027)      (117,947)      (5,936)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   5,281,870       27,606,953      10,986,561     12,458,966      542,100
--------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 282    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                   INVESCO       INVESCO       INVESCO         INVESCO       INVESCO VI
                                                 VI CAP DEV,   VI CORE EQ,   VI CORE EQ,   VI GLOBAL HLTH,    INTL GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                SER II        SER I         SER II          SER II          SER I
 OPERATIONS
Investment income (loss) -- net                   $  (22,469)  $    55,148     $    463        $ (2,188)     $    1,009
Net realized gain (loss) on sales of
  investments                                       (192,552)     (760,010)     (31,105)        (14,824)          1,030
Distributions from capital gains                          --            --           --              --              --
Net change in unrealized appreciation or
  depreciation of investments                        777,618     4,263,260       79,659          48,913         337,091
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    562,597     3,558,398       49,017          31,901         339,130
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            11,987        35,913           75          31,964           2,124
Net transfers(1)                                     (85,505)     (283,186)     (54,418)         17,519          64,020
Adjustments to net assets allocated to
  contracts in payment period                             --        (8,576)          --              --             (29)
Contract terminations:
    Surrender benefits and contract charges         (204,125)   (2,723,489)     (26,049)         (3,809)       (157,326)
    Death benefits                                    (5,321)     (400,671)      (2,934)             --          (9,437)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (282,964)   (3,380,009)     (83,326)         45,674        (100,648)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,545,920    15,915,090      286,810         102,185       1,027,334
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $1,825,553   $16,093,479     $252,501        $179,760      $1,265,816
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             1,764,824    18,619,281      361,804         140,805         836,322
Contract purchase payments                            13,592        34,700           --          42,450           1,733
Net transfers(1)                                     (86,415)     (351,190)     (75,450)         20,111          55,003
Contract terminations:
    Surrender benefits and contract charges         (180,313)   (2,989,575)     (29,771)         (5,324)       (113,146)
    Death benefits                                    (5,211)     (448,890)      (4,672)             --          (7,229)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   1,506,477    14,864,326      251,911         198,042         772,683
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    283

STATEMENTS OF CHANGES IN NET ASSETS




                                          INVESCO VI       INVESCO VI      INVESCO VANK VI   INVESCO VANK VI   JANUS ASPEN
                                           INTL GRO,    MID CAP CORE EQ,      COMSTOCK,         GRO & INC,         BAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)        SER II           SER II             SER II            SER II           INST
 OPERATIONS
Investment income (loss) -- net          $    404,639      $  (26,303)       $  6,036,651       $   69,563      $   48,317
Net realized gain (loss) on sales of
  investments                              (1,052,854)       (205,511)        (29,053,046)        (114,819)        (12,883)
Distributions from capital gains                   --          52,711                  --               --         120,730
Net change in unrealized appreciation
  or depreciation of investments           44,293,057       1,183,501          74,027,871          663,874         519,230
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                43,644,842       1,004,398          51,011,476          618,618         675,394
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                 20,202,965          15,091          12,162,649              803           4,480
Net transfers(1)                           88,934,127         (67,109)        (33,684,981)          23,270        (110,047)
Adjustments to net assets allocated to
  contracts in payment period                      --              --              (5,220)              --            (513)
Contract terminations:
    Surrender benefits and contract
          charges                          (6,398,702)       (332,151)        (13,711,772)        (280,429)       (539,432)
    Death benefits                         (1,457,312)        (33,084)         (2,103,186)          (3,721)        (49,854)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                            101,281,078        (417,253)        (37,342,510)        (260,077)       (695,366)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            65,963,199       3,920,142         209,476,292        3,023,020       3,249,768
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $210,889,119      $4,507,287        $223,145,258       $3,381,561      $3,229,796
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year    108,308,306       4,201,271         230,505,604        2,647,684       1,818,544
Contract purchase payments                 28,940,582          16,888          13,514,574              745           2,416
Net transfers(1)                          134,602,997         (72,693)        (33,384,560)           9,465         (63,320)
Contract terminations:
    Surrender benefits and contract
          charges                          (9,093,547)       (328,278)        (14,339,291)        (230,784)       (277,345)
    Death benefits                         (2,109,588)        (34,377)         (2,243,193)          (3,321)        (24,152)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          260,648,750       3,782,811         194,053,134        2,423,789       1,456,143
--------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 284    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                              JANUS ASPEN    JANUS ASPEN    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                              ENTERPRISE,   GLOBAL TECH,      JANUS,       OVERSEAS,       WORLD,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SERV          SERV           SERV           SERV          INST
 OPERATIONS
Investment income (loss) -- net                $  (14,234)    $  (4,812)   $ (2,270,767)   $  (35,469)   $       64
Net realized gain (loss) on sales of
  investments                                     (89,105)       (4,307)     (3,293,102)       38,575      (133,758)
Distributions from capital gains                       --            --              --        89,404            --
Net change in unrealized appreciation or
  depreciation of investments                     449,387       148,367      62,860,774     1,550,516       436,310
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       346,048       139,248      57,296,905     1,643,026       302,616
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,493           424      25,578,670        17,863         2,128
Net transfers(1)                                 (106,256)       82,566      16,570,780       (42,213)       32,040
Adjustments to net assets allocated to
  contracts in payment period                          --            --              --            --        (6,531)
Contract terminations:
    Surrender benefits and contract charges      (177,957)     (132,836)     (9,312,158)     (720,043)     (147,546)
    Death benefits                                 (5,104)       (1,492)     (1,944,959)      (37,712)      (25,958)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (287,824)      (51,338)     30,892,333      (782,105)     (145,867)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   869,976       218,988     146,733,812     2,477,600       866,307
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  928,200     $ 306,898    $234,923,050    $3,338,521    $1,023,056
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          2,527,239       801,706     245,828,387     3,517,501       961,947
Contract purchase payments                          3,837         1,288      37,830,797        15,917         2,361
Net transfers(1)                                 (244,478)      273,041      26,644,083      (181,361)       43,037
Contract terminations:
    Surrender benefits and contract charges      (399,376)     (346,104)    (14,078,624)     (629,944)     (143,068)
    Death benefits                                (10,519)       (3,722)     (2,938,565)      (29,569)      (22,916)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,876,703       726,209     293,286,078     2,692,544       841,361
-------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    285

STATEMENTS OF CHANGES IN NET ASSETS




                                                  JPM INS           LAZARD        LAZARD RETIRE     LM CB VAR    LVIP BARON
                                              TRUST U.S. EQ,   RETIRE INTL EQ,   U.S. STRATEGIC,   SM CAP GRO,    GRO OPP,
PERIOD ENDED DEC. 31, 2009 (CONTINUED)            CL 1(2)            SERV              SERV            CL I        SERV CL
 OPERATIONS
Investment income (loss) -- net                  $ (5,664)        $   1,377          $ (1,225)       $ (1,613)   $  (15,362)
Net realized gain (loss) on sales of
  investments                                       8,211           (31,862)          (13,886)          4,515       (11,479)
Distributions from capital gains                       --                --                --              --            --
Net change in unrealized appreciation or
  depreciation of investments                     148,480            69,918            56,157          38,374       349,682
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       151,027            39,433            41,046          41,276       322,841
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            538                14                 3          43,110           255
Net transfers(1)                                  487,164          (104,819)          (14,174)         51,974       (74,392)
Adjustments to net assets allocated to
  contracts in payment period                          --                --                --              --            --
Contract terminations:
    Surrender benefits and contract charges       (19,743)          (37,336)           (6,238)           (400)      (65,598)
    Death benefits                                (11,053)               --                --              --       (15,947)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    456,906          (142,141)          (20,409)         94,684      (155,682)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --           265,755           165,395          24,193       934,041
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $607,933         $ 163,047          $186,032        $160,153    $1,101,200
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 --           334,513           212,835          38,777       887,718
Contract purchase payments                            420                17                 4          62,976           193
Net transfers(1)                                  485,796          (118,304)          (13,363)         86,489       (57,289)
Contract terminations:
    Surrender benefits and contract charges       (16,420)          (45,259)           (7,630)           (146)      (52,869)
    Death benefits                                (10,761)               --                --              --       (12,143)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  459,035           170,967           191,846         188,096       765,610
---------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.





(2)    For the period April 24, 2009 (commencement of operations) to Dec. 31,
       2009.


See accompanying notes to financial statements.


 286    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                           MFS          MFS INV     MFS INV        MFS          MFS
                                                     INV GRO STOCK,     TRUST,       TRUST,     NEW DIS,     NEW DIS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                     SERV CL        INIT CL     SERV CL      INIT CL      SERV CL
 OPERATIONS
Investment income (loss) -- net                        $  (20,434)    $    8,360   $    (310)  $  (16,886)  $  (38,361)
Net realized gain (loss) on sales of investments         (163,623)      (140,722)    (39,668)    (111,707)    (203,185)
Distributions from capital gains                               --             --          --           --           --
Net change in unrealized appreciation or
  depreciation of investments                             968,686        754,908     133,673      683,677    1,672,925
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         784,629        622,546      93,695      555,084    1,431,379
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 11,024          5,657       4,396        3,095        3,153
Net transfers(1)                                          (82,666)      (104,292)    (78,301)      98,408       10,496
Adjustments to net assets allocated to contracts in
  payment period                                             (728)            --          --           (5)        (575)
Contract terminations:
    Surrender benefits and contract charges              (517,401)      (513,981)    (67,098)    (291,672)    (295,180)
    Death benefits                                        (53,984)        (4,120)     (7,119)      (5,629)     (21,155)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (643,755)      (616,736)   (148,122)    (195,803)    (303,261)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         2,548,884      2,983,917     526,095      927,872    2,528,549
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $2,689,758     $2,989,727   $ 471,668   $1,287,153   $3,656,667
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  4,743,369      4,020,564     686,964    1,356,862    3,948,562
Contract purchase payments                                 19,416          6,134       7,577        3,077        5,307
Net transfers(1)                                         (241,675)      (135,325)   (111,646)     156,087      (22,047)
Contract terminations:
    Surrender benefits and contract charges              (824,195)      (659,520)    (71,873)    (342,780)    (379,296)
    Death benefits                                        (58,227)        (5,041)    (11,500)      (5,407)     (29,268)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        3,638,688      3,226,812     499,522    1,167,839    3,523,258
----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    287

STATEMENTS OF CHANGES IN NET ASSETS




                                                       MFS           MFS             MFS            MFS           MFS
                                                    RESEARCH,   TOTAL RETURN,   TOTAL RETURN,    UTILITIES,   UTILITIES,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 INIT CL       INIT CL         SERV CL        INIT CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                    $     (843)    $   6,378      $  1,127,004   $   263,686   $  118,799
Net realized gain (loss) on sales of investments      (43,208)      (95,625)       (3,236,155)     (457,685)    (229,266)
Distributions from capital gains                           --            --                --            --           --
Net change in unrealized appreciation or
  depreciation of investments                         376,849       101,252         8,867,868     2,067,532    1,131,821
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     332,798        12,005         6,758,717     1,873,533    1,021,354
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              3,367           150           725,306         5,724      134,345
Net transfers(1)                                      (64,973)     (185,798)       (2,430,009)     (451,855)      18,242
Adjustments to net assets allocated to contracts
  in payment period                                        --            --                --       (26,849)          --
Contract terminations:
    Surrender benefits and contract charges          (118,164)      (19,795)       (7,895,956)   (1,173,075)    (397,813)
    Death benefits                                    (15,830)           --          (771,818)     (249,968)     (48,194)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (195,600)     (205,443)      (10,372,477)   (1,896,023)    (293,420)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,307,121       378,959        51,120,091     7,512,843    3,437,916
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,444,319     $ 185,521      $ 47,506,331   $ 7,490,353   $4,165,850
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,025,642       317,933        46,240,907     6,566,572    2,167,829
Contract purchase payments                              4,657           132           667,052         4,108       86,550
Net transfers(1)                                      (99,289)     (169,860)       (2,294,435)     (437,329)      22,426
Contract terminations:
    Surrender benefits and contract charges          (158,517)      (14,824)       (6,948,758)     (960,901)    (234,516)
    Death benefits                                    (21,135)           --          (668,694)     (209,047)     (22,877)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,751,358       133,381        36,996,072     4,963,403    2,019,412
------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 288    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                   MS UIF           MS UIF          MS UIF           MS UIF          OPPEN
                                              GLOBAL REAL EST,   MID CAP GRO,   U.S. REAL EST,   U.S. REAL EST,    CAP APPR
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL II            CL II           CL I             CL II           VA
 OPERATIONS
Investment income (loss) -- net                 $   (598,303)      $ (2,178)      $   20,325       $   50,380     $  (11,635)
Net realized gain (loss) on sales of
  investments                                     (7,953,251)        18,350         (342,376)        (948,505)       (90,366)
Distributions from capital gains                          --             --               --               --             --
Net change in unrealized appreciation or
  depreciation of investments                     22,171,708         50,538          581,728        1,944,196        484,593
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       13,620,154         66,710          259,677        1,046,071        382,592
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         4,890,039         29,358              120            7,481          1,728
Net transfers(1)                                 (14,752,611)        (3,134)         (25,792)        (225,642)       (39,704)
Adjustments to net assets allocated to
  contracts in payment period                             --             --               --               --             --
Contract terminations:
    Surrender benefits and contract charges       (1,769,460)        (5,147)        (223,243)        (353,567)      (142,075)
    Death benefits                                  (378,730)            --              451          (44,387)       (20,385)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (12,010,762)        21,077         (248,464)        (616,115)      (200,436)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   37,021,293         52,760        1,173,360        3,575,907      1,023,620
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 38,630,685       $140,547       $1,184,573       $4,005,863     $1,205,776
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            79,804,414         88,392          862,120        3,455,677      1,062,013
Contract purchase payments                         9,917,645         41,958               93            9,090          1,670
Net transfers(1)                                 (25,517,215)        28,245            7,438           (8,930)       (40,026)
Contract terminations:
    Surrender benefits and contract charges       (3,621,761)        (6,231)        (170,057)        (340,439)      (129,377)
    Death benefits                                  (771,200)            --              988          (43,750)       (16,433)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  59,811,883        152,364          700,582        3,071,648        877,847
----------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    289

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                               OPPEN     OPPEN GLOBAL
                                                    OPPEN         OPPEN          OPPEN         GLOBAL      STRATEGIC
                                                CAP APPR VA,   GLOBAL SEC   GLOBAL SEC VA,   STRATEGIC      INC VA,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                SERV           VA            SERV          INC VA         SRV
 OPERATIONS
Investment income (loss) -- net                  $  (635,301)   $    733      $    61,525    $  (1,483)  $ (4,400,742)
Net realized gain (loss) on sales of
  investments                                     (1,794,250)     (6,164)        (877,042)      10,953     (1,923,362)
Distributions from capital gains                          --       1,896          224,700          138        221,935
Net change in unrealized appreciation or
  depreciation of investments                     15,958,647      33,389        3,812,687       20,201     56,192,753
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       13,529,096      29,854        3,221,870       29,809     50,090,584
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           170,941          --           45,207           --     34,826,545
Net transfers(1)                                  (2,536,978)     (1,940)        (116,992)          --     40,593,636
Adjustments to net assets allocated to
  contracts in payment period                         (1,238)         --           (2,089)          --        (50,018)
Contract terminations:
    Surrender benefits and contract charges       (3,139,924)    (33,325)      (1,523,388)    (120,626)   (22,836,074)
    Death benefits                                  (351,831)         --          (64,981)          --     (3,713,047)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (5,859,030)    (35,265)      (1,662,243)    (120,626)    48,821,042
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   36,063,331      84,294        9,964,784      168,773    277,034,846
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $43,733,397    $ 78,883      $11,524,411    $  77,956   $375,946,472
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            47,883,434      63,424        9,580,390      119,887    246,017,976
Contract purchase payments                           198,574          --           42,345           --     29,108,430
Net transfers(1)                                  (3,206,708)     (1,672)        (198,367)          --     33,661,734
Contract terminations:
    Surrender benefits and contract charges       (3,534,842)    (18,689)      (1,281,772)     (72,626)   (18,965,344)
    Death benefits                                  (407,360)         --          (54,090)          --     (3,107,444)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  40,933,098      43,063        8,088,506       47,261    286,715,352
---------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 290    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                           OPPEN
                                                      OPPEN        OPPEN       OPPEN     MAIN ST SM        PIMCO
                                                      HI INC    HI INC VA,    MAIN ST   MID CAP VA,   VIT ALL ASSET,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    VA         SERV         VA          SERV        ADVISOR CL
 OPERATIONS
Investment income (loss) -- net                     $  (3,000)  $  (19,613)  $    780    $  (39,545)   $  7,395,187
Net realized gain (loss) on sales of investments     (344,070)    (695,557)   (10,873)     (275,316)    (13,051,655)
Distributions from capital gains                           --           --         --            --              --
Net change in unrealized appreciation or
  depreciation of investments                         392,956    1,072,948     46,191     1,997,775      33,305,851
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      45,886      357,778     36,098     1,682,914      27,649,383
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                272           24         40        98,352      21,071,427
Net transfers(1)                                       (5,801)     528,471        423       (10,225)    (60,132,136)
Adjustments to net assets allocated to contracts
  in payment period                                        --           --         --       (23,250)             --
Contract terminations:
    Surrender benefits and contract charges           (33,122)    (169,592)   (46,174)     (561,389)     (8,504,001)
    Death benefits                                     (6,909)     (10,074)        --       (48,554)     (1,702,196)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (45,560)     348,829    (45,711)     (545,066)    (49,266,906)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       214,185    1,165,387    137,613     5,275,661     170,610,061
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 214,511   $1,871,994   $128,000    $6,413,509    $148,992,538
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                762,940    4,159,155    195,410     5,239,783     199,633,428
Contract purchase payments                                916           90         57        87,943      23,209,425
Net transfers(1)                                       (8,255)   1,780,235        553       (17,109)    (65,675,993)
Contract terminations:
    Surrender benefits and contract charges          (115,680)    (544,171)   (52,338)     (501,135)     (9,448,481)
    Death benefits                                    (21,595)     (32,979)        --       (39,197)     (1,886,960)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      618,326    5,362,330    143,682     4,770,285     145,831,419
--------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    291

STATEMENTS OF CHANGES IN NET ASSETS




                                                     PUT VT       PUT VT      PUT VT           PUT VT          PUT VT
                                                    DIV INC,     DIV INC,   GLOBAL EQ,   GLOBAL HLTH CARE,   GRO & INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL IA       CL IB        CL IA           CL IB            CL IA
 OPERATIONS
Investment income (loss) -- net                    $   71,280   $  39,936    $ (4,615)       $  187,559      $   40,412
Net realized gain (loss) on sales of investments     (109,336)    (74,519)    (28,792)          (14,221)       (258,089)
Distributions from capital gains                           --          --          --                --              --
Net change in unrealized appreciation or
  depreciation of investments                         537,539     320,958     130,916           228,297         843,390
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     499,483     286,375      97,509           401,635         625,713
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                624          66         792               819           2,922
Net transfers(1)                                      (35,949)    (27,366)         --          (181,397)         (5,764)
Adjustments to net assets allocated to contracts
  in payment period                                      (731)        (51)       (144)               --           5,028
Contract terminations:
    Surrender benefits and contract charges          (156,220)   (114,574)    (38,834)         (313,423)       (216,636)
    Death benefits                                    (22,519)    (27,726)       (135)          (38,066)        (25,154)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (214,795)   (169,651)    (38,321)         (532,067)       (239,604)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,079,784     648,478     354,496         1,912,295       2,359,910
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,364,472   $ 765,202    $413,684        $1,781,863      $2,746,019
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                831,805     646,120     421,981         1,920,734       1,504,382
Contract purchase payments                                398          54         894               743           1,851
Net transfers(1)                                      (25,863)    (26,390)         --          (139,992)         (3,915)
Contract terminations:
    Surrender benefits and contract charges          (102,978)   (102,380)    (38,953)         (304,185)       (126,557)
    Death benefits                                    (15,155)    (19,707)       (137)          (30,712)        (14,389)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      688,207     497,697     383,785         1,446,588       1,361,372
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 292    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                          PUT VT       PUT VT      PUT VT     PUT VT       PUT VT
                                                        GRO & INC,   HI YIELD,   HI YIELD,     INC,       INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                      CL IB        CL IA       CL IB       CL IB       CL IB
 OPERATIONS
Investment income (loss) -- net                        $    70,896   $  53,464   $  38,975   $  3,754   $  (190,922)
Net realized gain (loss) on sales of investments        (1,119,518)   (100,866)    (79,848)    (6,047)   (1,864,228)
Distributions from capital gains                                --          --          --         --            --
Net change in unrealized appreciation or depreciation
  of investments                                         2,156,822     276,273     197,398     31,197     5,020,197
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             1,108,200     228,871     156,525     28,904     2,965,047
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  10,269         542          30         75        30,442
Net transfers(1)                                          (174,448)    (16,879)     (5,956)   (20,219)      157,880
Adjustments to net assets allocated to contracts in
  payment period                                                --        (340)         --         --           172
Contract terminations:
    Surrender benefits and contract charges               (823,255)   (118,151)   (130,825)   (13,838)   (2,077,330)
    Death benefits                                        (114,721)    (12,150)    (21,576)        --      (127,804)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (1,102,155)   (146,978)   (158,327)   (33,982)   (2,016,640)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          4,744,904     561,636     400,951     80,066    14,538,988
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 4,750,949   $ 643,529   $ 399,149   $ 74,988   $15,487,395
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   6,170,644     394,201     378,642     82,865    18,835,428
Contract purchase payments                                  12,136         314          23         --        38,992
Net transfers(1)                                          (188,801)    (11,483)     (5,957)   (16,831)      218,476
Contract terminations:
    Surrender benefits and contract charges             (1,042,717)    (70,991)   (103,492)   (13,985)   (2,649,026)
    Death benefits                                        (137,042)     (7,308)    (14,687)        --      (195,328)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         4,814,220     304,733     254,529     52,049    16,248,542
-------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    293

STATEMENTS OF CHANGES IN NET ASSETS




                                                     PUT VT       PUT VT         PUT VT         PUT VT       PUT VT
                                                    INTL GRO,   INTL VAL,   MULTIC-CAP GRO,   RESEARCH,   SM CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL IB       CL IB          CL IA          CL IB        CL IB
 OPERATIONS
Investment income (loss) -- net                    $    2,366     $  (56)      $  (11,142)     $     97    $     330
Net realized gain (loss) on sales of investments      (16,392)       (50)         (98,983)      (11,704)    (156,723)
Distributions from capital gains                           --         --               --            --           --
Net change in unrealized appreciation or
  depreciation of investments                         307,555      1,029          525,867        56,441      367,532
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     293,529        923          415,742        44,834      211,139
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              1,093         --            3,127            75        8,050
Net transfers(1)                                      (36,640)        --          (12,677)      (12,501)     (18,466)
Adjustments to net assets allocated to contracts
  in payment period                                        --         --              (27)           --           --
Contract terminations:
    Surrender benefits and contract charges          (116,250)        (7)        (137,829)      (46,444)     (48,152)
    Death benefits                                     (6,737)        --          (53,523)           --       (2,922)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (158,534)        (7)        (200,929)      (58,870)     (61,490)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       955,984      3,796        1,469,368       181,248      721,166
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,090,979     $4,712       $1,684,181      $167,212    $ 870,815
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,501,053      4,124        1,070,825       243,103      995,631
Contract purchase payments                              1,467         --            2,173            --       12,105
Net transfers(1)                                      (66,952)        --           (9,234)      (14,372)     (13,996)
Contract terminations:
    Surrender benefits and contract charges          (171,297)        (9)         (91,109)      (58,220)     (61,079)
    Death benefits                                     (7,623)        --          (33,147)           --       (3,400)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,256,648      4,115          939,508       170,511      929,261
---------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 294    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                       PUT VT      PUT VT        ROYCE        ROYCE       COL VP
                                                      VOYAGER,    VOYAGER,    MICRO-CAP,     SM-CAP,       BAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL IA       CL IB      INVEST CL    INVEST CL      CL 3
 OPERATIONS
Investment income (loss) -- net                       $   (729)  $   (5,662)  $  (27,667)  $  (19,441)  $  (65,705)
Net realized gain (loss) on sales of investments       (13,337)    (179,932)     (90,870)     (58,369)    (481,904)
Distributions from capital gains                            --           --           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                          135,142      671,714      931,089      443,692    1,506,884
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           121,076      486,120      812,552      365,882      959,275
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 624        2,835        1,656        6,851       13,628
Net transfers(1)                                          (595)     (20,908)     (17,471)     (92,669)     (81,721)
Adjustments to net assets allocated to contracts in
  payment period                                           (49)          --           --           --         (605)
Contract terminations:
    Surrender benefits and contract charges            (22,186)    (155,743)    (382,559)     (90,212)    (783,908)
    Death benefits                                        (846)     (18,089)     (29,410)     (34,525)     (42,894)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (23,052)    (191,905)    (427,784)    (210,555)    (895,500)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        201,376      873,566    1,560,071    1,326,367    4,670,602
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $299,400   $1,167,781   $1,944,839   $1,481,694   $4,734,377
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 218,948    1,004,237      959,310      691,771    4,837,523
Contract purchase payments                                 555        2,831          782        2,834       16,756
Net transfers(1)                                          (690)     (24,272)      (6,849)     (54,466)     (74,724)
Contract terminations:
    Surrender benefits and contract charges            (17,093)    (138,073)    (168,157)     (42,373)    (742,103)
    Death benefits                                        (788)     (14,084)     (16,902)     (14,632)     (33,119)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       200,932      830,639      768,184      583,134    4,004,333
------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    295

STATEMENTS OF CHANGES IN NET ASSETS




                                                 COL VP         COL VP         COL VP         COL VP        COL VP GLOBAL
                                               CASH MGMT,      DIV BOND,     DIV EQ INC,     DYN EQ,     INFLATION PROT SEC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CL 3           CL 3           CL 3           CL 3              CL 3
 OPERATIONS
Investment income (loss) -- net               $ (1,439,091)  $ 10,659,156   $ (5,285,527)  $  (804,461)      $ 18,342,213
Net realized gain (loss) on sales of
  investments                                        9,000     (2,030,131)   (10,978,753)   (3,832,472)          (108,375)
Distributions from capital gains                        --             --             --            --             10,909
Net change in unrealized appreciation or
  depreciation of investments                       64,674     37,318,762    102,651,166    15,578,530         (6,419,051)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (1,365,417)    45,947,787     86,386,886    10,941,597         11,825,696
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       9,164,915     51,802,630     33,004,211       177,178         31,231,437
Net transfers(1)                                57,450,313     14,080,770     17,036,837     1,459,585        132,252,250
Adjustments to net assets allocated to
  contracts in payment period                      (47,210)        (1,130)        (2,109)       (1,657)           (29,429)
Contract terminations:
    Surrender benefits and contract charges    (23,359,535)   (27,302,484)   (18,767,226)   (4,948,635)       (13,197,124)
    Death benefits                              (2,296,785)    (4,690,724)    (3,388,919)     (649,200)        (2,513,125)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  40,911,698     33,889,062     27,882,794    (3,962,729)       147,744,009
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 74,835,104    365,064,809    282,334,209    48,989,803        151,560,940
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $114,381,385   $444,901,658   $396,603,889   $55,968,671       $311,130,645
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          68,113,137    344,544,322    274,600,040    80,264,747        141,281,847
Contract purchase payments                       8,597,718     45,946,682     32,021,793       293,568         28,339,306
Net transfers(1)                                53,874,791     11,077,467     23,323,068     3,454,924        120,388,274
Contract terminations:
    Surrender benefits and contract charges    (21,157,404)   (23,838,098)   (17,235,832)   (8,129,466)       (12,001,186)
    Death benefits                              (2,100,224)    (4,138,865)    (3,148,766)   (1,093,886)        (2,292,771)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               107,328,018    373,591,508    309,560,303    74,789,887        275,715,470
----------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 296    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                     COL VP       COL VP
                                                      COL VP          COL VP        MID CAP       MID CAP       COL VP
                                                  HI YIELD BOND,     INC OPP,       GRO OPP,     VAL OPP,      S&P 500,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL 3            CL 3           CL 3         CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                     $ 2,235,063    $  4,765,337   $   (74,103)  $  (12,020)  $  (155,670)
Net realized gain (loss) on sales of investments     (1,295,698)     (1,591,771)     (325,462)     (52,251)     (816,160)
Distributions from capital gains                             --              --            --           --            --
Net change in unrealized appreciation or
  depreciation of investments                        10,074,652      45,572,981     2,593,322      295,791     3,553,447
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    11,014,017      48,746,547     2,193,757      231,520     2,581,617
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              162,023      23,610,063         8,946       40,124     1,346,074
Net transfers(1)                                     (1,771,489)     66,419,590      (650,091)     (56,812)     (345,213)
Adjustments to net assets allocated to contracts
  in payment period                                          --              --        (1,472)          --       (18,880)
Contract terminations:
    Surrender benefits and contract charges          (2,745,801)     (8,631,371)     (439,116)        (260)   (1,549,637)
    Death benefits                                     (364,430)     (1,779,959)     (108,517)          --       (39,109)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (4,719,697)     79,618,323    (1,190,250)     (16,948)     (606,765)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      23,961,391     101,772,694     4,189,303      591,595    11,501,691
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $30,255,711    $230,137,564   $ 5,192,810   $  806,167   $13,476,543
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               26,185,179     109,815,190     5,180,493    1,102,060    15,982,319
Contract purchase payments                              141,394      20,706,855         9,263       72,034     1,750,531
Net transfers(1)                                     (1,831,861)     56,091,223      (676,549)     (89,813)     (696,602)
Contract terminations:
    Surrender benefits and contract charges          (2,336,555)     (7,502,200)     (431,745)         (73)   (2,296,279)
    Death benefits                                     (306,624)     (1,545,034)      (91,733)          --       (57,560)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     21,851,533     177,566,034     3,989,729    1,084,208    14,682,409
------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    297

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                   COL VP      COL VP
                                                     COL VP          COL VP      SELECT LG    SELECT SM       COL VP
                                                SHORT DURATION,    LG CAP GRO,    CAP VAL,    CAP VAL,    EMER MKTS OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL 3            CL 3          CL 3        CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                   $    752,943    $   (125,355)   $ (1,240)  $  (24,802)   $ (1,349,589)
Net realized gain (loss) on sales of
  investments                                         (152,618)     (6,020,748)    (15,821)    (235,513)     (9,548,590)
Distributions from capital gains                            --              --          --           --              --
Net change in unrealized appreciation or
  depreciation of investments                        1,848,328       7,932,970      31,467      848,821      67,950,171
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          2,448,653       1,786,867      14,406      588,506      57,051,992
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           5,809,657          77,230         150        2,274       9,143,608
Net transfers(1)                                    34,963,059      (9,838,740)        (99)     (31,197)    (38,517,880)
Adjustments to net assets allocated to
  contracts in payment period                           (2,102)             --          --           --              --
Contract terminations:
    Surrender benefits and contract charges        (10,335,542)       (479,357)    (15,262)    (255,151)     (5,807,395)
    Death benefits                                  (1,075,456)        (65,729)     (3,458)     (40,111)     (1,051,207)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      29,359,616     (10,306,596)    (18,669)    (324,185)    (36,232,874)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     53,511,820      11,991,809      86,631    1,748,622      94,970,314
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 85,320,089    $  3,472,080    $ 82,368   $2,012,943    $115,789,432
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              48,406,643      20,078,697     111,109    2,156,624      81,530,505
Contract purchase payments                           5,143,123         131,753          --        2,926       6,787,255
Net transfers(1)                                    31,439,702     (14,888,654)        180      (40,808)    (25,200,281)
Contract terminations:
    Surrender benefits and contract charges         (8,963,544)       (756,918)    (22,935)    (265,001)     (3,878,423)
    Death benefits                                    (943,263)       (152,832)     (3,720)     (45,630)       (712,046)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    75,082,661       4,412,046      84,634    1,808,111      58,527,010
------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 298    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                     COL VP      VP DAVIS         VP GS        VP PTNRS       THIRD
                                                   INTL OPP,    NY VENTURE,   MID CAP VAL,   SM CAP VAL,       AVE
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL 3         CL 3           CL 3           CL 3          VAL
 OPERATIONS
Investment income (loss) -- net                    $   1,124   $ (2,981,220)    $   (884)    $  (940,617)  $  (21,737)
Net realized gain (loss) on sales of investments    (101,217)    (3,453,484)      (7,675)     (4,057,370)    (390,152)
Distributions from capital gains                          --             --           --              --      327,902
Net change in unrealized appreciation or
  depreciation of investments                        289,362     68,040,223       23,204      22,561,172      581,137
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    189,269     61,605,519       14,645      17,563,185      497,150
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             3,601     27,225,714        6,185         154,951        4,759
Net transfers(1)                                     (22,639)    73,954,516      (39,116)     (4,114,745)    (150,247)
Adjustments to net assets allocated to contracts
  in payment period                                     (340)            --           --              --           --
Contract terminations:
    Surrender benefits and contract charges         (109,840)    (8,962,005)        (393)     (4,214,048)    (267,549)
    Death benefits                                   (35,708)    (1,889,214)          --        (582,122)     (19,429)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (164,926)    90,329,011      (33,324)     (8,755,964)    (432,466)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      867,751    115,005,764       53,478      55,053,661    1,390,381
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 892,094   $266,940,294     $ 34,799     $63,860,882   $1,455,065
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               764,124    192,517,450       65,990      57,084,807      940,005
Contract purchase payments                             2,936     41,701,253        8,138         160,176        2,650
Net transfers(1)                                     (21,738)   127,940,748      (41,596)     (3,450,436)     (95,314)
Contract terminations:
    Surrender benefits and contract charges          (94,246)   (13,736,658)        (363)     (3,997,561)    (147,830)
    Death benefits                                   (26,751)    (2,889,522)          --        (556,965)     (11,909)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     624,325    345,533,271       32,169      49,240,021      687,602
---------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    299

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                                             WF ADV
                                                                                WF ADV VT    WF ADV VT      VT INDEX
                                                     WANGER         WANGER      CORE EQ,      CORE EQ,    ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  INTL           USA          CL 1          CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                   $  2,375,411   $(1,245,078)  $     (124)  $   (55,832)   $    67,605
Net realized gain (loss) on sales of investments   (12,319,300)   (3,457,791)     (29,329)     (340,856)    (1,396,637)
Distributions from capital gains                            --            --           --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       52,747,921    32,629,325      308,347     5,205,545      2,680,607
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   42,804,032    27,926,456      278,894     4,808,857      1,351,575
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          10,632,150     6,382,810           --        23,372         80,189
Net transfers(1)                                   (38,194,110)   (1,032,347)      16,713       958,551       (349,132)
Adjustments to net assets allocated to contracts
  in payment period                                     (1,674)           --           --            --        (10,649)
Contract terminations:
    Surrender benefits and contract charges         (6,131,436)   (4,400,290)     (61,931)   (1,417,992)    (3,071,064)
    Death benefits                                  (1,093,798)     (744,589)     (44,716)     (162,442)      (189,729)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (34,788,868)      205,584      (89,934)     (598,511)    (3,540,385)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    104,911,361    64,723,266      895,163    14,025,727     13,081,964
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $112,926,525   $92,855,306   $1,084,123   $18,236,073    $10,893,154
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              99,753,377    79,992,098    1,005,137    13,036,461     15,185,164
Contract purchase payments                           9,530,207     7,496,682           --        20,285         86,813
Net transfers(1)                                   (30,026,941)      917,182       12,039       994,713       (426,540)
Contract terminations:
    Surrender benefits and contract charges         (4,991,430)   (4,791,775)     (65,754)   (1,176,455)    (3,475,595)
    Death benefits                                    (901,045)     (821,569)     (45,209)     (125,280)      (227,802)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    73,364,168    82,792,618      906,213    12,749,724     11,142,040
----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


 300    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                WF ADV        WF ADV           WF ADV            WF ADV          WF ADV
                                             VT INTL EQ,   VT INTL EQ,   VT INTRINSIC VAL,   VT OMEGA GRO,   VT OMEGA GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             CL 1          CL 2             CL 2              CL 1            CL 2
 OPERATIONS
Investment income (loss) -- net               $   31,895   $   296,152      $    55,885        $    3,782     $   (93,795)
Net realized gain (loss) on sales of
  investments                                   (168,512)     (880,849)        (871,866)           12,312         209,933
Distributions from capital gains                      --            --               --                --              --
Net change in unrealized appreciation or
  depreciation of investments                    303,108     3,399,513        3,988,894           584,689       7,811,191
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      166,491     2,814,816        3,172,913           600,783       7,927,329
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           505        89,225           25,811             8,529          47,908
Net transfers(1)                                 (79,415)    1,976,515        8,103,080           (51,455)     (1,587,266)
Adjustments to net assets allocated to
  contracts in payment period                     (1,407)           --               --            (1,024)             --
Contract terminations:
    Surrender benefits and contract charges     (213,837)   (1,803,231)      (1,553,065)         (328,313)     (1,925,468)
    Death benefits                                (2,686)     (152,922)        (213,362)          (42,861)       (184,173)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (296,840)      109,587        6,362,464          (415,124)     (3,648,999)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                1,531,212    18,267,346       11,024,697         1,747,793      21,189,184
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $1,400,863   $21,191,749      $20,560,074        $1,933,452     $25,467,514
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         1,356,523    15,059,255       12,653,350         2,756,436      20,003,816
Contract purchase payments                           504        83,349           29,259            11,246          42,193
Net transfers(1)                                 (79,495)    1,872,968       10,252,191           (92,105)     (1,323,249)
Contract terminations:
    Surrender benefits and contract charges     (189,570)   (1,449,507)      (1,788,788)         (469,521)     (1,553,192)
    Death benefits                                (2,761)     (128,991)        (248,661)          (58,610)       (153,696)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               1,085,201    15,437,074       20,897,351         2,147,446      17,015,872
--------------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    301

STATEMENTS OF CHANGES IN NET ASSETS




                                                                           WF ADV        WF ADV
                                                                           VT SM        VT TOTAL
                                                                          CAP GRO,    RETURN BOND,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                                        CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                                         $   (42,112)   $ 1,590,414
Net realized gain (loss) on sales of investments                           (642,205)        74,735
Distributions from capital gains                                                 --        231,313
Net change in unrealized appreciation or depreciation of investments      1,896,750      3,324,120
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           1,212,433      5,220,582
--------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                    6,667         44,508
Net transfers(1)                                                             94,843      4,207,309
Adjustments to net assets allocated to contracts in payment period               --             --
Contract terminations:
    Surrender benefits and contract charges                                (579,052)    (5,233,656)
    Death benefits                                                         (110,885)      (840,910)
--------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             (588,427)    (1,822,749)
--------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           2,768,385     55,059,941
--------------------------------------------------------------------------------------------------
Net assets at end of year                                               $ 3,392,391    $58,457,774
--------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    8,436,605     43,414,569
Contract purchase payments                                                   21,351         31,623
Net transfers(1)                                                            178,935      2,979,462
Contract terminations:
    Surrender benefits and contract charges                              (1,443,888)    (3,862,718)
    Death benefits                                                         (322,831)      (579,417)
--------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          6,870,172     41,983,519
--------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.


See accompanying notes to financial statements.




 302    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

RiverSource Variable Annuity Account (the Account) was established under Indiana law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

Evergreen Essential(SM) Variable Annuity (EG Essential)
Evergreen New Solutions Variable Annuity (EG New Solutions)
Evergreen New Solutions Select Variable Annuity (EG New Solutions Select) Evergreen Pathways(SM) Variable Annuity (EG Pathways)
Evergreen Pathways(SM) Select Variable Annuity (EG Pathways Select)
Evergreen Privilege(SM) Variable Annuity (EG Privilege)
RiverSource(R) AccessChoice Select Variable Annuity (AccessChoice Select) RiverSource(R) Builder Select Variable Annuity (Builder Select)
RiverSource(R) Endeavor Select Variable Annuity (Endeavor Select) RiverSource(R) FlexChoice Variable Annuity (FlexChoice)
RiverSource(R) FlexChoice Select Variable Annuity (FlexChoice Select) RiverSource(R) Galaxy Premier Variable Annuity (Galaxy)
RiverSource(R) Innovations Variable Annuity (Innovations)
RiverSource(R) Innovations Select Variable Annuity (Innovations Select) RiverSource(R) Innovations Classic Variable Annuity (Innovations Classic) RiverSource(R) Innovations Classic Select Variable Annuity (Innovations Classic Select)
RiverSource(R) New Solutions Variable Annuity (New Solutions)

RiverSource(R) Personal Portfolio Variable Annuity (Personal Portfolio)*

RiverSource(R) Personal Portfolio Plus Variable Annuity (Personal Portfolio
Plus)*

RiverSource(R) Personal Portfolio Plus(2) Variable Annuity (Personal Portfolio Plus(2))*

RiverSource(R) Pinnacle Variable Annuity (Pinnacle)
RiverSource(R) Platinum Variable Annuity (Platinum)*
RiverSource(R) Preferred Variable Annuity (Preferred)*
RiverSource(R) Signature Variable Annuity (Signature)
RiverSource(R) Signature Select Variable Annuity (Signature Select) RiverSource(R) Signature One Variable Annuity (Signature One)
RiverSource(R) Signature One Select Variable Annuity (Signature One Select) Wells Fargo Advantage(R) Variable Annuity (Wells Advantage)
Wells Fargo Advantage(R) Select Variable Annuity (Wells Advantage Select) Wells Fargo Advantage(R) Builder Variable Annuity (Wells Builder)
Wells Fargo Advantage Choice(SM) Variable Annuity (Wells Choice)
Wells Fargo Advantage Choice(SM) Select Variable Annuity (Wells Choice Select)




   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.


The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.




DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
AB VPS Bal Wealth Strategy, Cl B   AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B   AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Inter Bond, Cl B            AllianceBernstein VPS Intermediate Bond Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Inc & Gro, Cl I              American Century VP Income & Growth, Class I

-





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    303

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
AC VP Inflation Prot, Cl II        American Century VP Inflation Protection, Class II
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Col VP Asset Alloc, Cl 1           Columbia Variable Portfolio - Asset Allocation Fund, Class 1
                                     (previously Columbia Asset Allocation Fund, Variable Series, Class A)
Col Federal Sec, VS Cl A           Columbia Federal Securities Fund, Variable Series, Class A(1)
Col VP Hi Inc, Cl 1                Columbia Variable Portfolio - High Income Fund, Class 1
                                     (previously Columbia High Yield Fund, Variable Series, Class A)
Col VP Hi Inc, Cl 2                Columbia Variable Portfolio - High Income Fund, Class 2
                                     (previously Columbia High Yield Fund, Variable Series, Class B)
Col Lg Cap Gro, VS Cl A            Columbia Large Cap Growth Fund, Variable Series, Class A(2)
Col VP Marsico Gro, Cl 1           Columbia Variable Portfolio - Marsico Growth Fund, Class 1
                                     (previously Columbia Marsico Growth Fund, Variable Series, Class A)
Col VP Marsico Intl Opp, Cl 2      Columbia Variable Portfolio - Marsico International Opportunities Fund,
                                     Class 2
                                     (previously Columbia Marsico International Opportunities Fund, Variable
                                     Series, Class B)
Col VP Sm Cap Val, Cl 2            Columbia Variable Portfolio - Small Cap Value Fund, Class 2
                                     (previously Columbia Small Cap Value Fund, Variable Series, Class B)
Col VP Sm Co Gro, Cl 1             Columbia Variable Portfolio - Small Company Growth Fund, Class 1
                                     (previously Columbia Small Company Growth Fund, Variable Series,
                                     Class A)
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex I                  Credit Suisse Trust - U.S. Equity Flex I Portfolio(3)
Drey IP MidCap Stock, Serv         Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv             Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey Soc Resp Gro, Init            The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares
Drey VIF Appr, Serv                Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity Portfolio, Service
                                     Shares
Drey VIF Intl Val, Serv            Dreyfus Variable Investment Fund International Value Portfolio, Service
                                     Shares
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
Fid VIP Bal, Serv Cl               Fidelity(R) VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2             Fidelity(R) VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl        Fidelity(R) VIP Contrafund(R) Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Dyn Appr, Serv Cl 2        Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl               Fidelity(R) VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2             Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl            Fidelity(R) VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2          Fidelity(R) VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2       Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  2
FTVIPT Frank Inc Sec, Cl 2         FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Rising Divd, Cl 2     FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2  FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 2     FTVIPT Templeton Developing Markets Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Bond, Cl 2      FTVIPT Templeton Global Bond Securities Fund - Class 2
FTVIPT Temp Gro Sec, Cl 2          FTVIPT Templeton Growth Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Strategic Gro, Inst         Goldman Sachs VIT Strategic Growth Fund - Institutional Shares
GS VIT Strategic Intl Eq, Inst     Goldman Sachs VIT Strategic International Equity Fund - Institutional
                                     Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Invesco VI Basic Val, Ser II       Invesco V.I. Basic Value Fund, Series II Shares
Invesco VI Cap Appr, Ser I         Invesco V.I. Capital Appreciation Fund, Series I Shares
Invesco VI Cap Appr, Ser II        Invesco V.I. Capital Appreciation Fund, Series II Shares
Invesco VI Cap Dev, Ser I          Invesco V.I. Capital Development Fund, Series I Shares
Invesco VI Cap Dev, Ser II         Invesco V.I. Capital Development Fund, Series II Shares

-





 304    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Invesco VI Core Eq, Ser I          Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Eq, Ser II         Invesco V.I. Core Equity Fund, Series II Shares
Invesco VI Global Hlth, Ser II     Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser I         Invesco V.I. International Growth Fund, Series I Shares
Invesco VI Intl Gro, Ser II        Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Core Eq, Ser    Invesco V.I. Mid Cap Core Equity Fund, Series II Shares
  II
Invesco VanK VI Comstock, Ser II   Invesco Van Kampen V.I. Comstock Fund, Series II Shares
                                     (previouly Van Kampen Life Investment Trust Comstock Portfolio, Class II
                                     Shares)
Invesco VanK VI Gro & Inc, Ser II  Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares
                                     (previously Van Kampen Life Investment Trust Growth and Income
                                     Portfolio, Class II Shares)
Janus Aspen Bal, Inst              Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
Janus Aspen World, Inst            Janus Aspen Series Worldwide Portfolio: Institutional Shares
JPM Ins Trust U.S. Eq, Cl 1        JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Shares
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service Shares
Lazard Retire U.S. Strategic,      Lazard Retirement U.S. Strategic Equity Portfolio - Service Shares
  Serv
LM CB Var Sm Cap Gro, Cl I         Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Class I
LVIP Baron Gro Opp, Serv Cl        LVIP Baron Growth Opportunities Fund - Service Class
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS Inv Trust, Init Cl             MFS(R) Investors Trust Series - Initial Class
MFS Inv Trust, Serv Cl             MFS(R) Investors Trust Series - Service Class
MFS New Dis, Init Cl               MFS(R) New Discovery Series - Initial Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Research, Init Cl              MFS(R) Research Series - Initial Class
MFS Total Return, Init Cl          MFS(R) Total Return Series - Initial Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Init Cl             MFS(R) Utilities Series - Initial Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
MS UIF Global Real Est, Cl II      Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
                                     (previously Van Kampen's UIF Global Real Estate Portfolio, Class II
                                     Shares)
MS UIF Mid Cap Gro, Cl II          Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
                                     (previously Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares)
MS UIF U.S. Real Est, Cl I         Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares
                                     (previously Van Kampen's UIF U.S. Real Estate Portfolio, Class I Shares)
MS UIF U.S. Real Est, Cl II        Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares
                                     (previously Van Kampen's UIF U.S. Real Estate Portfolio, Class II
                                     Shares)
Oppen Cap Appr VA                  Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv            Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA                Oppenheimer Global Securities Fund/VA
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA      Oppenheimer Global Strategic Income Fund/VA
Oppen Global Strategic Inc VA,     Oppenheimer Global Strategic Income Fund/VA, Service Shares
  Srv
Oppen Hi Inc VA                    Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv              Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St VA                   Oppenheimer Main Street Fund/VA
Oppen Main St Sm Mid Cap VA, Serv  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service Shares
                                     (previously Oppenheimer Main Street Small Cap Fund/VA, Service Shares)
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Div Inc, Cl IA              Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB              Putnam VT Diversified Income Fund - Class IB Shares
Put VT Global Eq, Cl IA            Putnam VT Global Equity Fund - Class IA Shares
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
Put VT Gro & Inc, Cl IA            Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB            Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hi Yield, Cl IA             Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Inc, Cl IB                  Putnam VT Income Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl Gro, Cl IB             Putnam VT International Growth Fund - Class IB Shares
Put VT Intl Val, Cl IB             Putnam VT International Value Fund - Class IB Shares
Put VT Multi-Cap Gro, Cl IA        Putnam VT Multi-Cap Growth Fund - Class IA Shares
                                     (previously Putnam VT New Opportunities Fund - Class IA Shares)
Put VT Multi-Cap Gro, Cl IB        Putnam VT Multi-Cap Growth Fund - Class IB Shares(4)
Put VT Research, Cl IB             Putnam VT Research Fund - Class IB Shares

-





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    305

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Put VT Sm Cap Val, Cl IB           Putnam VT Small Cap Value Fund - Class IB Shares
Put VT Voyager, Cl IA              Putnam VT Voyager Fund - Class IA Shares
Put VT Voyager, Cl IB              Putnam VT Voyager Fund - Class IB Shares
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Royce Sm-Cap, Invest Cl            Royce Capital Fund - Small-Cap Portfolio, Investment Class
Col VP Bal, Cl 3                   Columbia Variable Portfolio - Balanced Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Balanced Fund
                                     (Class 3))
Col VP Cash Mgmt, Cl 3             Columbia Variable Portfolio - Cash Management Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Cash Management Fund
                                     (Class 3))
Col VP Div Bond, Cl 3              Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Diversified Bond Fund
                                     (Class 3))
Col VP Div Eq Inc, Cl 3            Columbia Variable Portfolio - Diversified Equity Income Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Diversified Equity
                                     Income Fund (Class 3))
Col VP Dyn Eq, Cl 3                Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Dynamic Equity Fund
                                     (Class 3))
Col VP Global Inflation Prot Sec,  Columbia Variable Portfolio - Global Inflation Protected Securities Fund
  Cl 3                               (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Global Inflation
                                     Protected Securities Fund (Class 3))
Col VP Hi Yield Bond, Cl 3         Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - High Yield Bond Fund
                                     (Class 3))
Col VP Inc Opp, Cl 3               Columbia Variable Portfolio - Income Opportunities Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Income Opportunities
                                     Fund (Class 3))
Col VP Mid Cap Gro Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Mid Cap Growth Fund
                                     (Class 3))
Col VP Mid Cap Val Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Mid Cap Value Fund
                                     (Class 3))
Col VP S&P 500, Cl 3               Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - S&P 500 Index Fund
                                     (Class 3))
Col VP Short Duration, Cl 3        Columbia Variable Portfolio - Short Duration U.S. Government Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Short Duration U.S.
                                     Government Fund (Class 3))
Col VP Lg Cap Gro, Cl 3            Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
                                     (previously RVST Seligman Variable Portfolio - Growth Fund (Class 3))
Col VP Select Lg Cap Val, Cl 3     Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3)
                                     (previously RVST Seligman Variable Portfolio - Larger-Cap Value Fund
                                     (Class 3))
Col VP Select Sm Cap Val, Cl 3     Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3)
                                     (previously RVST Seligman Variable Portfolio - Smaller-Cap Value Fund
                                     (Class 3))
Col VP Emer Mkts Opp, Cl 3         Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3)
                                     (previously RVST Threadneedle Variable Portfolio - Emerging Markets Fund
                                     (Class 3))
Col VP Intl Opp, Cl 3              Columbia Variable Portfolio - International Opportunity Fund (Class 3)
                                     (previously RVST Threadneedle Variable Portfolio - International
                                     Opportunity Fund (Class 3))
VP Aggr, Cl 2                      Variable Portfolio - Aggressive Portfolio (Class 2)
VP Aggr, Cl 4                      Variable Portfolio - Aggressive Portfolio (Class 4)
VP Conserv, Cl 2                   Variable Portfolio - Conservative Portfolio (Class 2)
VP Conserv, Cl 4                   Variable Portfolio - Conservative Portfolio (Class 4)
VP Davis NY Venture, Cl 3          Variable Portfolio - Davis New York Venture Fund (Class 3)
VP GS Mid Cap Val, Cl 3            Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
VP Mod, Cl 2                       Variable Portfolio - Moderate Portfolio (Class 2)
VP Mod, Cl 4                       Variable Portfolio - Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2                  Variable Portfolio - Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4                  Variable Portfolio - Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2               Variable Portfolio - Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4               Variable Portfolio - Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3          Variable Portfolio - Partners Small Cap Value Fund (Class 3)
Third Ave Val                      Third Avenue Value Portfolio
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Core Eq, Cl 1            Wells Fargo Advantage VT Core Equity Fund - Class 1
                                     (previously Evergreen VA Fundmental Large Cap Fund - Class 1)
WF Adv VT Core Eq, Cl 2            Wells Fargo Advantage VT Core Equity Fund - Class 2(5)
WF Adv VT Index Asset Alloc, Cl 2  Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
WF Adv VT Intl Eq, Cl 1            Wells Fargo Advantage VT International Equity Fund - Class 1
                                     (previously Evergreen VA International Equity Fund - Class 1)
WF Adv VT Intl Eq, Cl 2            Wells Fargo Advantage VT International Equity Fund - Class 2(6)
WF Adv VT Intrinsic Val, Cl 2      Wells Fargo Advantage VT Intrinsic Value Fund - Class 2(7)
WF Adv VT Omega Gro, Cl 1          Wells Fargo Advantage VT Omega Growth Fund - Class 1
                                     (previously Evergreen VA Omega Fund - Class 1)
WF Adv VT Omega Gro, Cl 2          Wells Fargo Advantage VT Omega Growth Fund - Class 2(8)
WF Adv VT Sm Cap Gro, Cl 2         Wells Fargo Advantage VT Small Cap Growth Fund - Class 2(9)
WF Adv VT Sm Cap Val, Cl 1         Wells Fargo Advantage VT Small Cap Value Fund - Class 1(10)

-





 306    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
WF Adv VT Sm Cap Val, Cl 2         Wells Fargo Advantage VT Small Cap Value Fund - Class 2(11)
WF Adv VT Total Return Bond, Cl 2  Wells Fargo Advantage VT Total Return Bond Fund - Class 2(12)








    (1) Columbia Federal Securities Fund, Variable Series, Class A is scheduled to be merged into Columbia Variable Portfolio - Short Duration U.S. Government Fund (Class 1) on April 29, 2011.




    (2) Columbia Large Cap Growth Fund, Variable Series, Class A is scheduled to be merged into Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) on April 29, 2011.


    (3) Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct. 2, 2009.




    (4) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap Growth Fund - Class IB Shares on Sept. 24, 2010.




    (5) Wells Fargo Advantage VT Large Company Core Fund merged into Evergreen VA Fundamental Large Cap Fund - Class 2 on July 16, 2010. In addition, Evergreen VA Fundamental Large Cap Fund - Class 2 changed its name to Wells Fargo Advantage VT Core Equity Fund - Class 2.




    (6) Evergreen VA International Equity Fund - Class 2 merged into Wells Fargo Advantage VT International Core Fund on July 16, 2010. In addition, Wells Fargo Advantage VT International Core Fund changed its name to Wells Fargo Advantage VT International Equity Fund - Class 2. The historical financial information for Evergreen VA International Equity Fund - Class 2 was retained from the inception date to the date of the merger.




    (7) Wells Fargo Advantage VT C&B Large Cap Value Fund merged into Wells Fargo Advantage VT Equity Income Fund on July 16, 2010. In addition, Wells Fargo Advantage VT Equity Income Fund changed its name to Wells Fargo Advantage VT Intrinsic Value Fund - Class 2.




    (8) Wells Fargo Advantage VT Large Company Growth Fund merged into Evergreen VA Omega Fund - Class 2 on July 16, 2010. In addition, Evergreen VA Omega Fund - Class 2 changed its name to Wells Fargo Advantage VT Omega Growth Fund - Class 2.




    (9) Evergreen VA Growth Fund - Class 2 merged into Wells Fargo Advantage VT Small Cap Growth Fund - Class 2 on July 16, 2010.




   (10) Evergreen VA Special Values Fund - Class 1 merged into Wells Fargo Advantage VT Small Cap Value Fund - Class 1 on July 16, 2010.




   (11) Evergreen VA Special Values Fund - Class 2 merged into Wells Fargo Advantage VT Small Cap Value Fund - Class 2 on July 16, 2010.




   (12) Evergreen VA Core Bond Fund - Class 2 merged into Wells Fargo Advantage VT Total Return Bond Fund - Class 2 on July 16, 2010.


The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:


     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.


The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels as of Dec. 31, 2010.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    307

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.


3. VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.




PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
EG Essential                   0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG New Solutions               0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG New Solutions Select        1.00% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Pathways                    1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Pathways Select             1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Privilege                   1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
AccessChoice Select            1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Builder Select                 1.25% to 1.95%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Endeavor Select                0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------

FlexChoice                     1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice Select              1.55% to 2.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------

Galaxy                         1.00% to 1.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------

Innovations                    0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Select             0.85% to 1.85%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------

Innovations Classic            0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------

Innovations Classic Select     0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)

---------------------------------------------------------------------------------------------------------



 308    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
New Solutions                  0.85% to 1.20%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Personal Portfolio             1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Personal Portfolio Plus        1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------

Personal Portfolio Plus(2)     1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Pinnacle                       1.00% to 1.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Platinum                       1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Preferred                      1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Signature                      1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Signature Select               1.30% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Signature One                  1.35% to 1.45%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Signature One Select           1.30% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Advantage                1.05% to 1.50%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Advantage Select         0.90% to 1.75%
                               (depending on the contract and death benefit                  0.15%
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Builder                  1.10% to 1.55%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Choice                   1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Choice Select            1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------




4. CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 to $40 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.


5. WITHDRAWAL CHARGES

RiverSource Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life. Charges by RiverSource Life for withdrawals are not identified on an individual division basis.


6. RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).


On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.


The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.


FEE AGREEMENT:                                  FEES PAID TO:
----------------------------------------------------------------------------------------------
Investment Management Services Agreement        Columbia Management Investment Advisers, LLC
----------------------------------------------------------------------------------------------
Administrative Services Agreement               Ameriprise Financial
----------------------------------------------------------------------------------------------
Transfer Agency and Servicing Agreement         Columbia Management Investment Services Corp.
                                                  (previously RiverSource Service
                                                  Corporation)
----------------------------------------------------------------------------------------------
Plan and Agreement of Distribution Pursuant to  Columbia Management Investment Distributors,
  Rule 12b-1                                      Inc.
                                                  (previously RiverSource Distributors, Inc.)
----------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    309

During the second quarter of 2010, assets of policyholders participating in the Portfolio Navigator program were reallocated to affiliated fund of funds investment options that corresponded to their model portfolio, pursuant to their consent. This reallocation in part resulted in a movement of assets from non-affiliated funds and RiverSource Life's general account to affiliated funds.


7. INVESTMENT TRANSACTIONS

The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2010 were as follows:




DIVISION                               PURCHASES
-----------------------------------------------------
AB VPS Bal Wealth Strategy, Cl B       $      243,920
AB VPS Global Thematic Gro, Cl B              381,057
AB VPS Gro & Inc, Cl B                        693,686
AB VPS Inter Bond, Cl B                       305,318
AB VPS Intl Val, Cl B                      21,841,525
AB VPS Lg Cap Gro, Cl B                       379,072
AC VP Inc & Gro, Cl I                          12,850
AC VP Inflation Prot, Cl II                10,889,755
AC VP Intl, Cl II                                 434
AC VP Mid Cap Val, Cl II                       33,889
AC VP Ultra, Cl II                            952,007
AC VP Val, Cl I                                18,878
AC VP Val, Cl II                               32,954
Col VP Asset Alloc, Cl 1                       39,963
Col Federal Sec, VS Cl A                      328,189
Col VP Hi Inc, Cl 1                            49,575
Col VP Hi Inc, Cl 2                         2,606,456
Col Lg Cap Gro, VS Cl A                         3,790
Col VP Marsico Gro, Cl 1                   27,672,465
Col VP Marsico Intl Opp, Cl 2                  60,208
Col VP Sm Cap Val, Cl 2                    18,370,535
Col VP Sm Co Gro, Cl 1                            459
CS Commodity Return                           622,877
CS U.S. Eq Flex I                               7,978
Drey IP MidCap Stock, Serv                     13,397
Drey IP Tech Gro, Serv                        248,755
Drey Soc Resp Gro, Init                         8,798
Drey VIF Appr, Serv                            17,061
Drey VIF Intl Eq, Serv                         16,298
Drey VIF Intl Val, Serv                        14,005
EV VT Floating-Rate Inc                    16,726,414
Fid VIP Bal, Serv Cl                            8,893
Fid VIP Bal, Serv Cl 2                          4,127
Fid VIP Contrafund, Serv Cl                   209,920
Fid VIP Contrafund, Serv Cl 2              10,565,497
Fid VIP Dyn Appr, Serv Cl 2                    42,199
Fid VIP Gro & Inc, Serv Cl                     89,679
Fid VIP Gro & Inc, Serv Cl 2                    2,648
Fid VIP Gro, Serv Cl                           12,625
Fid VIP Gro, Serv Cl 2                        138,354
Fid VIP Hi Inc, Serv Cl                       807,235
Fid VIP Hi Inc, Serv Cl 2                     159,855
Fid VIP Invest Gr, Serv Cl 2               28,780,245
Fid VIP Mid Cap, Serv Cl                      315,898
Fid VIP Mid Cap, Serv Cl 2                  7,488,176
Fid VIP Overseas, Serv Cl                      84,735
Fid VIP Overseas, Serv Cl 2                 2,410,001
FTVIPT Frank Global Real Est, Cl 2            322,028
FTVIPT Frank Inc Sec, Cl 2                  3,121,199
FTVIPT Frank Rising Divd, Cl 2                 63,251
FTVIPT Frank Sm Cap Val, Cl 2                 427,611
FTVIPT Frank Sm Mid Cap Gro, Cl 2             483,067
FTVIPT Mutual Shares Sec, Cl 2              2,381,791
FTVIPT Temp Dev Mkts Sec, Cl 2                369,085
FTVIPT Temp For Sec, Cl 2                   1,190,022
FTVIPT Temp Global Bond, Cl 2              22,006,537
FTVIPT Temp Gro Sec, Cl 2                     361,220
GS VIT Mid Cap Val, Inst                    5,357,100
GS VIT Strategic Gro, Inst                      5,526
GS VIT Strategic Intl Eq, Inst                  9,781
GS VIT Structd U.S. Eq, Inst                  133,315
Invesco VI Basic Val, Ser II                1,467,116
Invesco VI Cap Appr, Ser I                    150,987
Invesco VI Cap Appr, Ser II                   129,475
Invesco VI Cap Dev, Ser I                       7,892
Invesco VI Cap Dev, Ser II                      7,508
Invesco VI Core Eq, Ser I                     368,516
Invesco VI Core Eq, Ser II                     21,936
Invesco VI Global Hlth, Ser II                 91,462
Invesco VI Intl Gro, Ser I                     30,277
Invesco VI Intl Gro, Ser II                27,150,922
Invesco VI Mid Cap Core Eq, Ser II            138,451
Invesco VanK VI Comstock, Ser II           12,244,431
Invesco VanK VI Gro & Inc, Ser II             100,890
Janus Aspen Bal, Inst                         134,587
Janus Aspen Enterprise, Serv                   46,306
Janus Aspen Global Tech, Serv                   4,240
Janus Aspen Janus, Serv                    23,591,498
Janus Aspen Overseas, Serv                    516,887
Janus Aspen World, Inst                        15,699
JPM Ins Trust U.S. Eq, Cl 1                     5,902
Lazard Retire Intl Eq, Serv                     2,980
Lazard Retire U.S. Strategic, Serv              6,169
LM CB Var Sm Cap Gro, Cl I                    139,985
LVIP Baron Gro Opp, Serv Cl                    23,345
MFS Inv Gro Stock, Serv Cl                     72,414
MFS Inv Trust, Init Cl                        154,833
MFS Inv Trust, Serv Cl                         22,397
MFS New Dis, Init Cl                           49,445
MFS New Dis, Serv Cl                          343,870
MFS Research, Init Cl                          39,316
MFS Total Return, Init Cl                      26,195
MFS Total Return, Serv Cl                   2,963,824
MFS Utilities, Init Cl                        402,122
MFS Utilities, Serv Cl                        658,582
MS UIF Global Real Est, Cl II               5,239,481
MS UIF Mid Cap Gro, Cl II                      24,678
MS UIF U.S. Real Est, Cl I                    105,199
MS UIF U.S. Real Est, Cl II                   634,212
Oppen Cap Appr VA                               3,414
Oppen Cap Appr VA, Serv                     3,524,319
Oppen Global Sec VA                             1,128
Oppen Global Sec VA, Serv                     849,851
Oppen Global Strategic Inc VA                   6,892
Oppen Global Strategic Inc VA, Srv         67,188,151
Oppen Hi Inc VA                                14,020
Oppen Hi Inc VA, Serv                         472,411
Oppen Main St VA                                1,398
Oppen Main St Sm Mid Cap VA, Serv             271,819
PIMCO VIT All Asset, Advisor Cl            20,796,262
Put VT Div Inc, Cl IA                         192,501
Put VT Div Inc, Cl IB                         108,467
Put VT Global Eq, Cl IA                        10,137
Put VT Global Hlth Care, Cl IB                199,725
Put VT Gro & Inc, Cl IA                        92,142
Put VT Gro & Inc, Cl IB                       294,481
Put VT Hi Yield, Cl IA                         50,220
Put VT Hi Yield, Cl IB                         29,954



 310    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

DIVISION                               PURCHASES
-----------------------------------------------------
Put VT Inc, Cl IB                      $       37,653
Put VT Intl Eq, Cl IB                       1,121,255
Put VT Intl Gro, Cl IB                         78,643
Put VT Intl Val, Cl IB                            149
Put VT Multi-Cap Gro, Cl IA                    17,749
Put VT Multi-Cap Gro, Cl IB                 4,483,586
Put VT Research, Cl IB                         11,856
Put VT Sm Cap Val, Cl IB                      124,570
Put VT Voyager, Cl IA                           4,800
Put VT Voyager, Cl IB                          17,337
Royce Micro-Cap, Invest Cl                     96,844
Royce Sm-Cap, Invest Cl                        17,474
Col VP Bal, Cl 3                            5,571,924
Col VP Cash Mgmt, Cl 3                    171,649,092
Col VP Div Bond, Cl 3                     514,288,923
Col VP Div Eq Inc, Cl 3                   487,422,035
Col VP Dyn Eq, Cl 3                        68,143,217
Col VP Global Inflation Prot Sec, Cl
  3                                       383,026,759
Col VP Hi Yield Bond, Cl 3                 33,074,858
Col VP Inc Opp, Cl 3                      245,281,136
Col VP Mid Cap Gro Opp, Cl 3                4,985,302
Col VP Mid Cap Val Opp, Cl 3                1,428,572
Col VP S&P 500, Cl 3                       13,997,659
Col VP Short Duration, Cl 3               102,966,181
Col VP Lg Cap Gro, Cl 3                     4,141,322
Col VP Select Lg Cap Val, Cl 3                105,579
Col VP Select Sm Cap Val, Cl 3              2,368,340
Col VP Emer Mkts Opp, Cl 3                121,288,090
Col VP Intl Opp, Cl 3                       1,163,722
VP Aggr, Cl 2                              34,532,366
VP Aggr, Cl 4                             397,385,411
VP Conserv, Cl 2                           33,024,580
VP Conserv, Cl 4                          320,604,491
VP Davis NY Venture, Cl 3                 302,193,820
VP GS Mid Cap Val, Cl 3                        87,164
VP Mod, Cl 2                              286,492,146
VP Mod, Cl 4                            2,347,134,573
VP Mod Aggr, Cl 2                         178,868,259
VP Mod Aggr, Cl 4                       1,291,311,695
VP Mod Conserv, Cl 2                       71,539,155
VP Mod Conserv, Cl 4                      419,566,652
VP Ptnrs Sm Cap Val, Cl 3                  67,315,077
Third Ave Val                                 110,092
Wanger Intl                                10,234,113
Wanger USA                                  5,584,452
WF Adv VT Core Eq, Cl 1                        81,487
WF Adv VT Core Eq, Cl 2                     1,681,573
WF Adv VT Index Asset Alloc, Cl 2             476,277
WF Adv VT Intl Eq, Cl 1                       173,431
WF Adv VT Intl Eq, Cl 2                     3,475,414
WF Adv VT Intrinsic Val, Cl 2               2,288,251
WF Adv VT Omega Gro, Cl 1                     131,920
WF Adv VT Omega Gro, Cl 2                  29,717,357
WF Adv VT Sm Cap Gro, Cl 2                  7,871,921
WF Adv VT Sm Cap Val, Cl 1                  3,641,361
WF Adv VT Sm Cap Val, Cl 2                  8,870,479
WF Adv VT Total Return Bond, Cl 2          36,634,811
-----------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    311

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2010:




                                                AB VPS            AB VPS
                                              BAL WEALTH      GLOBAL THEMATIC       AB VPS            AB VPS            AB VPS
                                               STRATEGY,           GRO,           GRO & INC,        INTER BOND,        INTL VAL,
SUBACCOUNT                                       CL B              CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.11             $0.53             $1.04             $  --             $1.04
1.05%                                             1.11              1.07              0.89                --              0.74
1.10%                                             1.10              0.52              1.03                --                --
1.15%                                             1.10              1.07              1.04                --              1.22
1.20%                                             1.10              1.25              1.13                --              0.74
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.10              0.52              1.01                --              0.74
1.30%                                             1.10              1.74              1.39                --              1.21
1.35%                                             1.10              0.51              1.00                --              1.20
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.10              0.79              1.29              1.56              1.20
1.45%                                             1.10              1.22              1.11                --              1.19
1.50%                                             1.09              0.47              1.28              1.43              1.19
1.55%                                             1.09              1.71              1.36                --              1.19
1.60%                                             1.09              0.50              1.27              1.54              1.18
1.65%                                             1.09              1.69              1.35                --              1.18
1.70%                                             1.09              1.60              1.26                --              1.17
1.75%                                             1.09              1.20              1.09                --              1.17
1.80%                                             1.09              1.59              1.24                --              1.17
1.85%                                             1.09              1.67              1.33                --              1.16
1.90%                                             1.08              1.04              0.99                --              1.16
1.95%                                             1.08              1.03              0.99                --              1.16
2.00%                                             1.08              1.03              0.99                --              1.15
2.05%                                             1.08              1.03              0.98                --              1.15
2.10%                                             1.08              1.03              0.98                --              1.14
2.15%                                             1.08              1.03              0.98                --              1.14
2.20%                                             1.08              1.02              0.97                --              1.14
2.25%                                               --              1.20              1.12                --              1.03
-----------------------------------------------------------------------------------------------------------------------------------







 312    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                AB VPS             AC VP             AC VP             AC VP             AC VP
                                              LG CAP GRO,       INC & GRO,      INFLATION PROT,        INTL,         MID CAP VAL,
SUBACCOUNT                                       CL B              CL I              CL II             CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.65             $  --             $  --             $  --             $1.24
1.05%                                               --                --              1.22              1.02              1.02
1.10%                                             0.64                --                --                --                --
1.15%                                               --                --              1.27              1.45              1.01
1.20%                                             1.20                --              1.21              1.01              1.01
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.63                --              1.21              1.01              1.01
1.30%                                             1.45                --              1.26              1.44              1.01
1.35%                                             0.63                --              1.25              1.43              1.01
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.75              1.30              1.25              1.00              1.00
1.45%                                             1.18                --              1.24              1.42              1.00
1.50%                                             0.62                --              1.24              1.42              1.00
1.55%                                             1.42                --              1.24              1.41              1.00
1.60%                                             0.66                --              1.23              0.99              1.00
1.65%                                             1.41                --              1.23              1.40              1.00
1.70%                                             1.26                --              1.22              1.40              0.99
1.75%                                             1.15                --              1.22              1.39              0.99
1.80%                                             1.25                --              1.21              1.39              0.99
1.85%                                             1.39                --              1.21              1.39              0.99
1.90%                                               --                --              1.21              1.38              0.99
1.95%                                               --                --              1.20              1.38              0.98
2.00%                                               --                --              1.20              1.37              0.98
2.05%                                               --                --              1.19              1.37              0.98
2.10%                                               --                --              1.19              1.36              0.98
2.15%                                               --                --              1.19              1.36              0.98
2.20%                                               --                --              1.18              1.35              0.98
2.25%                                               --                --                --                --              1.22
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    313

                                                 AC VP             AC VP             AC VP            COL VP              COL
                                                ULTRA,             VAL,              VAL,          ASSET ALLOC,      FEDERAL SEC,
SUBACCOUNT                                       CL II             CL I              CL II             CL 1             VS CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.19             $  --             $1.15             $  --             $  --
1.05%                                             1.02                --              1.01                --                --
1.10%                                               --                --                --                --                --
1.15%                                             1.08                --              1.19              1.60              1.27
1.20%                                             1.01                --              1.00                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.01                --              1.00              1.59              1.26
1.30%                                             1.07                --              1.18                --                --
1.35%                                             1.06                --              1.17                --                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.00              1.90              1.17                --                --
1.45%                                             1.06                --              1.17                --                --
1.50%                                             1.05                --              1.16                --                --
1.55%                                             1.05                --              1.16                --                --
1.60%                                             0.99                --              1.15                --                --
1.65%                                             1.04                --              1.15                --                --
1.70%                                             1.04                --              1.15                --                --
1.75%                                             1.03                --              1.14                --                --
1.80%                                             1.03                --              1.14                --                --
1.85%                                             1.03                --              1.13                --                --
1.90%                                             1.02                --              1.13                --                --
1.95%                                             1.02                --              1.13                --                --
2.00%                                             1.02                --              1.12                --                --
2.05%                                             1.01                --              1.12                --                --
2.10%                                             1.01                --              1.12                --                --
2.15%                                             1.01                --              1.11                --                --
2.20%                                             1.00                --              1.11                --                --
2.25%                                             1.17                --              1.14                --                --
-----------------------------------------------------------------------------------------------------------------------------------







 314    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                                        COL VP
                                                COL VP            COL VP            COL LG            COL VP         MARSICO INTL
                                                HI INC,           HI INC,          CAP GRO,        MARSICO GRO,          OPP,
SUBACCOUNT                                       CL 1              CL 2             VS CL A            CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.13             $  --             $1.22             $1.13
1.05%                                               --              1.26                --              1.02              0.89
1.10%                                               --                --                --                --                --
1.15%                                             1.26              1.26              1.18              1.01              0.89
1.20%                                               --              1.26                --              1.01              0.89
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.26              1.25              1.17              1.01              0.89
1.30%                                               --              1.25                --              1.01              0.88
1.35%                                               --              1.25                --              1.01              0.88
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                               --              1.24                --              1.00              0.88
1.45%                                               --              1.24                --              1.00              0.88
1.50%                                               --              1.24                --              1.00              0.88
1.55%                                               --              1.24                --              1.00              0.88
1.60%                                               --              1.23                --              1.00              0.87
1.65%                                               --              1.23                --              0.99              0.87
1.70%                                               --              1.23                --              0.99              0.87
1.75%                                               --              1.22                --              0.99              0.87
1.80%                                               --              1.22                --              0.99              0.87
1.85%                                               --              1.22                --              0.99              0.87
1.90%                                               --              1.22                --              0.99              0.86
1.95%                                               --              1.21                --              0.98              0.86
2.00%                                               --              1.21                --              0.98              0.86
2.05%                                               --              1.21                --              0.98              0.86
2.10%                                               --              1.20                --              0.98              0.86
2.15%                                               --              1.20                --              0.98              0.86
2.20%                                               --              1.20                --              0.97              0.86
2.25%                                               --              1.11                --              1.21              1.12
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    315

                                                COL VP            COL VP                                CS          DREY IP MIDCAP
                                              SM CAP VAL,       SM CO GRO,            CS              U.S. EQ           STOCK,
SUBACCOUNT                                       CL 2              CL 1        COMMODITY RETURN       FLEX I             SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.33             $  --             $1.19             $  --             $  --
1.05%                                             1.10                --              0.99                --              0.98
1.10%                                               --                --                --                --                --
1.15%                                             1.52              1.93              0.98                --              1.29
1.20%                                             1.09                --              0.98                --              0.97
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.09              1.92              0.98                --              0.97
1.30%                                             1.51                --              0.98                --              1.28
1.35%                                             1.50                --              0.98                --              1.27
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.08                --              0.98              1.22              0.96
1.45%                                             1.49                --              0.97                --              1.26
1.50%                                             1.49                --              0.97              1.22              1.26
1.55%                                             1.48                --              0.97                --              1.25
1.60%                                             1.07                --              0.97              1.22              0.95
1.65%                                             1.47                --              0.97                --              1.25
1.70%                                             1.47                --              0.97                --              1.24
1.75%                                             1.46                --              0.96                --              1.24
1.80%                                             1.46                --              0.96                --              1.23
1.85%                                             1.45                --              0.96                --              1.23
1.90%                                             1.45                --              0.96                --              1.23
1.95%                                             1.44                --              0.96                --              1.22
2.00%                                             1.44                --              0.95                --              1.22
2.05%                                             1.43                --              0.95                --              1.21
2.10%                                             1.43                --              0.95                --              1.21
2.15%                                             1.42                --              0.95                --              1.20
2.20%                                             1.42                --              0.95                --              1.20
2.25%                                             1.31                --              1.17                --                --
-----------------------------------------------------------------------------------------------------------------------------------







 316    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                DREY IP            DREY              DREY            DREY VIF          DREY VIF
                                               TECH GRO,       SOC RESP GRO,       VIF APPR,         INTL EQ,          INTL VAL,
SUBACCOUNT                                       SERV              INIT              SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $1.11             $1.05
1.05%                                             1.28                --              1.13              0.84              0.90
1.10%                                               --                --                --                --                --
1.15%                                             1.42                --              1.23              0.84              1.29
1.20%                                             1.27              0.72              1.12              0.83              0.90
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.27              0.72              1.12              0.83              0.90
1.30%                                             1.41                --              1.22              0.83              1.28
1.35%                                             1.40                --              1.21              0.83              1.27
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.40              0.85              1.21              0.83              0.89
1.45%                                             1.39              0.70              1.20              0.83              1.27
1.50%                                             1.39              0.70              1.20              0.82              1.26
1.55%                                             1.38                --              1.20              0.82              1.26
1.60%                                             1.38              1.50              1.19              0.82              0.88
1.65%                                             1.37              0.69              1.19              0.82              1.25
1.70%                                             1.37              0.69              1.18              0.82              1.25
1.75%                                             1.37                --              1.18              0.82              1.24
1.80%                                             1.36              1.48              1.18              0.82              1.24
1.85%                                             1.36                --              1.17              0.81              1.23
1.90%                                             1.35                --              1.17              0.81              1.23
1.95%                                             1.35                --              1.16              0.81              1.22
2.00%                                             1.34                --              1.16              0.81              1.22
2.05%                                             1.34                --              1.16              0.81              1.22
2.10%                                             1.33                --              1.15              0.81              1.21
2.15%                                             1.33                --              1.15              0.81              1.21
2.20%                                             1.33                --              1.15              0.80              1.20
2.25%                                               --                --                --              1.09              1.03
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    317

                                                 EV VT            FID VIP           FID VIP           FID VIP           FID VIP
                                             FLOATING-RATE         BAL,              BAL,           CONTRAFUND,       CONTRAFUND,
SUBACCOUNT                                        INC             SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.11             $  --             $  --             $1.45             $1.63
1.05%                                             1.10                --                --                --              1.05
1.10%                                               --                --                --              1.43              1.62
1.15%                                             1.09              1.32                --                --              1.44
1.20%                                             1.09                --                --                --              1.52
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.09              1.30                --              1.41              1.59
1.30%                                             1.09                --                --                --              1.90
1.35%                                             1.08                --                --              1.39              1.58
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.08                --              1.38                --              1.77
1.45%                                             1.08                --                --                --              1.50
1.50%                                             1.08                --              1.33                --              1.76
1.55%                                             1.08                --                --                --              1.86
1.60%                                             1.07                --              1.36                --              1.74
1.65%                                             1.07                --                --                --              1.84
1.70%                                             1.07                --              1.31                --              1.73
1.75%                                             1.07                --                --                --              1.47
1.80%                                             1.07                --              1.30                --              1.71
1.85%                                             1.06                --                --                --              1.82
1.90%                                             1.06                --                --                --              1.37
1.95%                                             1.06                --                --                --              1.36
2.00%                                             1.06                --                --                --              1.36
2.05%                                             1.06                --                --                --              1.35
2.10%                                             1.06                --                --                --              1.35
2.15%                                             1.05                --                --                --              1.34
2.20%                                             1.05                --                --                --              1.34
2.25%                                             1.09                --                --                --              1.19
-----------------------------------------------------------------------------------------------------------------------------------







 318    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                               DYN APPR,        GRO & INC,        GRO & INC,           GRO,              GRO,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $1.12
1.05%                                               --                --                --                --              1.03
1.10%                                               --                --                --                --              1.11
1.15%                                               --              1.00                --              0.86              1.15
1.20%                                             1.38                --                --                --              1.16
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.37              0.99                --              0.85              1.10
1.30%                                               --                --                --                --              1.50
1.35%                                               --                --                --                --              1.09
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.35              1.00              1.12                --              1.06
1.45%                                             1.35                --                --                --              1.14
1.50%                                             1.34              0.98              1.11                --              1.05
1.55%                                               --                --                --                --              1.48
1.60%                                             1.59              0.99              1.10                --              1.04
1.65%                                             1.32                --                --                --              1.46
1.70%                                             1.31                --              1.10                --              1.03
1.75%                                               --                --                --                --              1.11
1.80%                                             1.56                --              1.08                --              1.02
1.85%                                               --                --                --                --              1.44
1.90%                                               --                --                --                --              1.09
1.95%                                               --                --                --                --              1.09
2.00%                                               --                --                --                --              1.08
2.05%                                               --                --                --                --              1.08
2.10%                                               --                --                --                --              1.08
2.15%                                               --                --                --                --              1.07
2.20%                                               --                --                --                --              1.07
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    319

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                                HI INC,           HI INC,         INVEST GR,         MID CAP,          MID CAP,
SUBACCOUNT                                      SERV CL          SERV CL 2         SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.36             $  --             $1.06             $2.76             $2.24
1.05%                                               --                --              1.24                --              1.19
1.10%                                             1.35                --                --              2.73              2.22
1.15%                                               --                --              1.28              3.67              1.89
1.20%                                               --              1.67              1.24                --              2.46
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.32              1.66              1.23              3.63              2.45
1.30%                                               --                --              1.27                --              2.63
1.35%                                             1.31                --              1.26              2.66              2.18
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                               --              1.64              1.22              3.59              2.41
1.45%                                               --              1.63              1.25                --              2.40
1.50%                                               --              1.62              1.25              2.48              2.39
1.55%                                               --                --              1.25                --              2.58
1.60%                                               --              1.68              1.21              2.46              2.25
1.65%                                               --              1.60              1.24                --              2.35
1.70%                                               --              1.59              1.23                --              2.34
1.75%                                               --                --              1.23                --              1.96
1.80%                                               --              1.65              1.23                --              2.21
1.85%                                               --                --              1.22                --              2.51
1.90%                                               --                --              1.22                --              1.79
1.95%                                               --                --              1.21                --              1.79
2.00%                                               --                --              1.21                --              1.78
2.05%                                               --                --              1.21                --              1.78
2.10%                                               --                --              1.20                --              1.77
2.15%                                               --                --              1.20                --              1.76
2.20%                                               --                --              1.19                --              1.76
2.25%                                               --                --              1.04                --              1.28
-----------------------------------------------------------------------------------------------------------------------------------







 320    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                 FTVIPT FRANK
                                                FID VIP           FID VIP           GLOBAL       FTVIPT FRANK INC    FTVIPT FRANK
                                               OVERSEAS,         OVERSEAS,         REAL EST,           SEC,          RISING DIVD,
SUBACCOUNT                                      SERV CL          SERV CL 2           CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.47             $1.39             $1.16             $  --
1.05%                                               --              0.94              0.72              1.19              1.03
1.10%                                               --              1.46              1.37                --                --
1.15%                                               --              1.35              1.13              1.41              1.24
1.20%                                               --              1.47              2.10              2.07              1.03
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.44              2.09              2.06              1.03
1.30%                                               --              1.98              1.51              1.39              1.23
1.35%                                               --              1.43              1.35              1.39              1.23
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.15              1.96              1.93              1.74              1.02
1.45%                                               --              1.44              1.81              1.73              1.22
1.50%                                             0.98              1.44              1.80              1.72              1.22
1.55%                                               --              1.94              1.48              1.37              1.21
1.60%                                             0.91              1.93              1.99              1.69              1.01
1.65%                                               --              1.93              1.77              1.69              1.20
1.70%                                               --              1.30              1.76              1.68              1.20
1.75%                                               --              1.41              1.11              1.35              1.19
1.80%                                               --              1.29              1.38              1.75              1.19
1.85%                                               --              1.90              1.41              1.34              1.19
1.90%                                               --              1.28              1.08              1.34              1.18
1.95%                                               --              1.28                --              1.33              1.18
2.00%                                               --              1.27              1.07              1.33              1.18
2.05%                                               --              1.27              1.07              1.33              1.17
2.10%                                               --              1.26              1.06              1.32              1.17
2.15%                                               --              1.26              1.06              1.32              1.16
2.20%                                               --              1.26              1.06              1.31              1.16
2.25%                                               --              1.12                --              1.14                --
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    321

                                                FTVIPT            FTVIPT            FTVIPT            FTVIPT            FTVIPT
                                               FRANK SM          FRANK SM           MUTUAL           TEMP DEV            TEMP
                                               CAP VAL,        MID CAP GRO,       SHARES SEC,        MKTS SEC,         FOR SEC,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.66             $1.00             $1.57             $2.79             $1.35
1.05%                                               --              1.12              0.96                --                --
1.10%                                             1.65              0.99              1.56              2.76              1.34
1.15%                                             2.68              1.33              1.64                --              1.42
1.20%                                             1.63              0.72              1.66                --              1.59
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --              1.32
1.25%                                               --                --              1.65                --                --
1.25%                                               --                --              1.62                --              1.41
1.25%                                             2.64              1.32                --              2.72                --
1.30%                                             2.14              1.88              1.54                --              1.99
1.35%                                             1.61              0.97              1.52              2.69              1.30
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.77              0.65              1.61                --              1.61
1.45%                                             1.59              0.70              1.53                --              1.56
1.50%                                             1.75              0.64              1.52                --              1.59
1.55%                                             2.10              1.84              1.51                --              1.95
1.60%                                             1.74              1.35              1.61                --              1.58
1.65%                                             1.56              0.63              1.50                --              1.93
1.70%                                             1.72              0.63              1.49                --              1.56
1.75%                                             1.61              1.35              1.26                --              1.53
1.80%                                             1.71              1.33              1.27                --              1.52
1.85%                                             2.05              1.79              1.48                --              1.90
1.90%                                               --              1.28              1.16                --                --
1.95%                                               --              1.28              1.16                --                --
2.00%                                               --              1.27              1.15                --                --
2.05%                                               --              1.27              1.15                --                --
2.10%                                               --              1.26              1.14                --                --
2.15%                                               --              1.26              1.14                --                --
2.20%                                               --              1.26              1.14                --                --
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------







 322    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                FTVIPT            FTVIPT            GS VIT                              GS VIT
                                                 TEMP              TEMP               MID             GS VIT           STRATEGIC
                                             GLOBAL BOND,        GRO SEC,          CAP VAL,       STRATEGIC GRO,       INTL EQ,
SUBACCOUNT                                       CL 2              CL 2              INST              INST              INST
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.14             $1.09             $1.30             $  --             $  --
1.05%                                             1.61              0.88              1.12                --                --
1.10%                                               --                --                --                --                --
1.15%                                             1.90              1.16              1.59                --                --
1.20%                                             1.60              0.88              3.08                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.59              0.87              3.06                --                --
1.30%                                             1.88              1.15              1.57                --                --
1.35%                                             1.88              1.14              1.57                --                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.87              0.87              2.69              0.93              1.06
1.45%                                             1.86              1.13              2.99                --                --
1.50%                                             1.86              1.13              2.98              0.81              0.85
1.55%                                             1.85              1.13              1.55                --                --
1.60%                                             1.85              0.86              2.12              0.83              0.81
1.65%                                             1.84              1.12              2.93                --                --
1.70%                                             1.83              1.12              2.91                --                --
1.75%                                             1.83              1.11              1.52                --                --
1.80%                                             1.82              1.11              2.09                --                --
1.85%                                             1.82              1.10              1.51                --                --
1.90%                                             1.81              1.10              1.51                --                --
1.95%                                             1.80              1.10              1.50                --                --
2.00%                                             1.80              1.09              1.50                --                --
2.05%                                             1.79              1.09              1.49                --                --
2.10%                                             1.78              1.09              1.49                --                --
2.15%                                             1.78              1.08              1.48                --                --
2.20%                                             1.77              1.08              1.48                --                --
2.25%                                             1.12              1.07              1.29                --                --
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    323

                                                GS VIT          INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                           STRUCTD U.S. EQ,     BASIC VAL,         CAP APPR,         CAP APPR,         CAP DEV,
SUBACCOUNT                                       INST             SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.14             $0.95             $0.68             $1.26             $  --
1.05%                                             0.79              0.78                --              0.84                --
1.10%                                               --              0.94              0.67              1.25                --
1.15%                                             0.78              0.92              0.83              1.02                --
1.20%                                             0.85              1.00              0.56              1.04                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.84              0.93              0.82              1.23                --
1.30%                                             0.78              1.26                --              1.30                --
1.35%                                             0.78              0.92              0.65              1.22                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.91              1.15              0.91              1.00              1.69
1.45%                                             0.83              0.98              0.54              1.02                --
1.50%                                             0.82              1.14              0.54              0.99              1.20
1.55%                                             0.77              1.23                --              1.27                --
1.60%                                             0.83              1.13              0.59              0.98              1.18
1.65%                                             0.81              1.22              0.53              1.26                --
1.70%                                             0.80              1.12              0.53              0.97                --
1.75%                                             0.77              0.96                --              1.00                --
1.80%                                             1.38              1.11              1.29              0.96                --
1.85%                                             0.76              1.20                --              1.24                --
1.90%                                             0.76              0.88                --              0.97                --
1.95%                                             0.76              0.87                --              0.78                --
2.00%                                             0.76              0.87                --              0.97                --
2.05%                                             0.76              0.87                --              0.96                --
2.10%                                             0.76              0.87                --              0.96                --
2.15%                                             0.75              0.86                --              0.96                --
2.20%                                             0.75              0.86                --              0.95                --
2.25%                                             1.12                --                --              1.16                --
-----------------------------------------------------------------------------------------------------------------------------------







 324    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                               CAP DEV,          CORE EQ,          CORE EQ,        GLOBAL HLTH,        INTL GRO,
SUBACCOUNT                                      SER II             SER I            SER II            SER II             SER I
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.35             $1.11             $1.09             $1.09             $  --
1.05%                                             0.95                --                --              0.95                --
1.10%                                             1.34              1.10              1.09                --                --
1.15%                                             1.29              1.10                --              0.95                --
1.20%                                             1.37              1.10              1.08              0.95                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.32              1.09              1.08              0.95                --
1.30%                                             1.79                --              1.08              0.94                --
1.35%                                             1.31              1.09              1.08              0.94                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.64              1.45              1.07              0.94              1.82
1.45%                                             1.35              1.08              1.07              0.94                --
1.50%                                             1.62              1.08              1.07              0.94                --
1.55%                                             1.75                --              1.07              0.94                --
1.60%                                             1.61              1.08              1.06              0.93                --
1.65%                                             1.74              1.07              1.06              0.93                --
1.70%                                             1.60              1.07              1.06              0.93                --
1.75%                                             1.32                --              1.06              0.93                --
1.80%                                             1.58              1.07              1.05              0.93                --
1.85%                                             1.71                --              1.05              0.93                --
1.90%                                             1.23                --                --              0.92                --
1.95%                                             1.22                --                --              0.92                --
2.00%                                             1.22                --                --              0.92                --
2.05%                                             1.22                --                --              0.92                --
2.10%                                             1.21                --                --              0.92                --
2.15%                                             1.21                --                --              0.92                --
2.20%                                             1.20                --                --              0.91                --
2.25%                                             1.22                --                --              1.07                --
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    325

                                                                INVESCO VI          INVESCO           INVESCO
                                              INVESCO VI          MID CAP           VANK VI           VANK VI         JANUS ASPEN
                                               INTL GRO,         CORE EQ,          COMSTOCK,        GRO & INC,           BAL,
SUBACCOUNT                                      SER II            SER II            SER II            SER II             INST
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.14             $  --             $1.57             $1.59             $  --
1.05%                                             0.91              1.15              0.98                --                --
1.10%                                               --                --              1.55              1.58                --
1.15%                                             0.91              1.38              1.19                --                --
1.20%                                             0.91              1.14              1.31              1.40                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.91              1.14              1.53              1.56                --
1.30%                                             0.91              1.37              1.58              1.66                --
1.35%                                             0.90              1.36              1.52              1.55                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.90              1.13              1.51              1.54              2.37
1.45%                                             0.90              1.35              1.29              1.37                --
1.50%                                             0.90              1.35              1.50              1.53                --
1.55%                                             0.90              1.35              1.55              1.63                --
1.60%                                             0.90              1.12              1.49              1.52                --
1.65%                                             0.89              1.34              1.54              1.61                --
1.70%                                             0.89              1.33              1.48              1.49                --
1.75%                                             0.89              1.33              1.26              1.34                --
1.80%                                             0.89              1.32              1.46              1.48                --
1.85%                                             0.89              1.32              1.51              1.59                --
1.90%                                             0.89              1.31              1.13                --                --
1.95%                                             0.89              1.31              1.13                --                --
2.00%                                             0.88              1.31              1.13                --                --
2.05%                                             0.88              1.30              1.12                --                --
2.10%                                             0.88              1.30              1.12                --                --
2.15%                                             0.88              1.29              1.11                --                --
2.20%                                             0.88              1.29              1.11                --                --
2.25%                                             1.13                --              1.15                --                --
-----------------------------------------------------------------------------------------------------------------------------------







 326    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                              JANUS ASPEN      GLOBAL TECH,         JANUS,           OVERSEAS,          WORLD,
SUBACCOUNT                                 ENTERPRISE, SERV        SERV              SERV              SERV              INST
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $1.17             $  --             $  --
1.05%                                               --                --              0.96                --                --
1.10%                                               --                --                --                --                --
1.15%                                             0.75              0.56              0.72                --                --
1.20%                                               --                --              0.95                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.75              0.56              0.71                --                --
1.30%                                               --                --              0.95                --                --
1.35%                                               --                --              0.95                --                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.68              0.52              0.66              1.66              1.39
1.45%                                               --                --              0.94                --                --
1.50%                                             0.67              0.51              0.66              1.65                --
1.55%                                               --                --              0.94                --                --
1.60%                                             0.55              0.51              0.64              1.49                --
1.65%                                               --                --              0.94                --                --
1.70%                                               --                --              0.94                --                --
1.75%                                               --                --              0.93                --                --
1.80%                                               --                --              0.93                --                --
1.85%                                               --                --              0.93                --                --
1.90%                                               --                --              0.93                --                --
1.95%                                               --                --              0.93                --                --
2.00%                                               --                --              0.93                --                --
2.05%                                               --                --              0.92                --                --
2.10%                                               --                --              0.92                --                --
2.15%                                               --                --              0.92                --                --
2.20%                                               --                --              0.92                --                --
2.25%                                               --                --              1.16                --                --
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    327

                                                JPM INS           LAZARD         LAZARD RETIRE       LM CB VAR        LVIP BARON
                                            TRUST U.S. EQ,    RETIRE INTL EQ,   U.S. STRATEGIC,     SM CAP GRO,        GRO OPP,
SUBACCOUNT                                       CL 1              SERV              SERV              CL I             SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $1.33             $  --
1.05%                                               --                --                --              1.06                --
1.10%                                               --                --                --                --                --
1.15%                                               --                --                --              1.06                --
1.20%                                               --                --                --              1.06                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --              1.05                --
1.30%                                               --                --                --              1.05                --
1.35%                                               --                --                --              1.05                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.48              1.02              1.04              1.05              2.05
1.45%                                               --                --                --              1.05                --
1.50%                                             1.48              1.00              1.03              1.04              1.70
1.55%                                               --                --                --              1.04                --
1.60%                                             1.48              0.99              1.10              1.04              1.69
1.65%                                               --                --                --              1.04                --
1.70%                                               --                --                --              1.04                --
1.75%                                               --                --                --              1.03                --
1.80%                                               --                --                --              1.03                --
1.85%                                               --                --                --              1.03                --
1.90%                                               --                --                --              1.03                --
1.95%                                               --                --                --              1.03                --
2.00%                                               --                --                --              1.03                --
2.05%                                               --                --                --              1.02                --
2.10%                                               --                --                --              1.02                --
2.15%                                               --                --                --              1.02                --
2.20%                                               --                --                --              1.02                --
2.25%                                               --                --                --              1.31                --
-----------------------------------------------------------------------------------------------------------------------------------







 328    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                MFS INV           MFS INV           MFS INV             MFS               MFS
                                              GRO STOCK,          TRUST,            TRUST,           NEW DIS,          NEW DIS,
SUBACCOUNT                                      SERV CL           INIT CL           SERV CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.76             $  --             $  --             $  --             $1.36
1.05%                                             1.08                --                --                --              1.32
1.10%                                             0.75                --                --                --              1.34
1.15%                                             1.23              1.05              0.98              1.88              1.23
1.20%                                             1.25              1.05                --                --              1.56
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.74              1.04              0.97              1.86              1.22
1.30%                                             1.49                --                --                --              2.11
1.35%                                             0.73                --                --                --              1.31
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.48              1.01              1.20              1.88              1.51
1.45%                                             1.23              1.00                --                --              1.53
1.50%                                             1.22              1.00              1.19              1.25              1.50
1.55%                                             1.47                --                --                --              2.07
1.60%                                             1.46              1.57              1.18              1.14              1.48
1.65%                                             1.45              0.98                --                --              2.05
1.70%                                             1.18              0.98              1.17                --              1.47
1.75%                                             1.20                --                --                --              1.50
1.80%                                             1.18              1.55              1.16                --              1.46
1.85%                                             1.43                --                --                --              2.02
1.90%                                             1.17                --                --                --              1.51
1.95%                                             1.16                --                --                --              1.51
2.00%                                             1.16                --                --                --              1.50
2.05%                                             1.16                --                --                --              1.50
2.10%                                             1.15                --                --                --              1.49
2.15%                                             1.15                --                --                --              1.49
2.20%                                             1.14                --                --                --              1.48
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    329

                                                  MFS               MFS               MFS               MFS               MFS
                                               RESEARCH,       TOTAL RETURN,     TOTAL RETURN,      UTILITIES,        UTILITIES,
SUBACCOUNT                                      INIT CL           INIT CL           SERV CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $1.47             $  --             $2.60
1.05%                                               --                --              1.07                --              1.40
1.10%                                               --                --              1.45                --              2.57
1.15%                                               --              1.52              1.38              2.06              1.68
1.20%                                               --                --              1.28              1.59              2.38
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.51              1.36              2.04              1.66
1.30%                                               --                --              1.42                --              2.90
1.35%                                               --                --              1.42                --              2.52
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.06                --              1.27              2.12              2.45
1.45%                                               --                --              1.26              1.54              2.34
1.50%                                             0.87                --              1.26              1.40              2.42
1.55%                                               --                --              1.39                --              2.84
1.60%                                             0.90                --              1.25              1.61              2.35
1.65%                                               --                --              1.38              1.38              2.75
1.70%                                               --                --              1.24              1.37              2.38
1.75%                                               --                --              1.23                --              2.29
1.80%                                               --                --              1.21              2.83              2.31
1.85%                                               --                --              1.36                --              2.71
1.90%                                               --                --              1.16                --              2.02
1.95%                                               --                --              1.15                --              2.01
2.00%                                               --                --              1.15                --              2.00
2.05%                                               --                --              1.15                --              2.00
2.10%                                               --                --              1.14                --              1.99
2.15%                                               --                --              1.14                --              1.98
2.20%                                               --                --              1.13                --              1.98
2.25%                                               --                --              1.08                --              1.17
-----------------------------------------------------------------------------------------------------------------------------------







 330    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             MS UIF GLOBAL        MS UIF            MS UIF            MS UIF             OPPEN
                                               REAL EST,       MID CAP GRO,     U.S. REAL EST,    U.S. REAL EST,       CAP APPR
SUBACCOUNT                                       CL II             CL II             CL I              CL II              VA
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.25             $1.35             $2.31             $  --             $  --
1.05%                                             0.79              1.21                --              1.01                --
1.10%                                               --                --              2.29                --                --
1.15%                                             0.79              1.20                --              1.77                --
1.20%                                             0.79              1.20              1.84              1.00                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.79              1.20              2.26              1.00                --
1.30%                                             0.79              1.20              2.46              1.75                --
1.35%                                             0.78              1.20              2.24              1.74                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.78              1.19              2.24              0.99              1.48
1.45%                                             0.78              1.19              1.81              1.73                --
1.50%                                             0.78              1.19              2.22              1.72                --
1.55%                                             0.78              1.19              2.41              1.72                --
1.60%                                             0.78              1.18              2.20              0.98                --
1.65%                                             0.78              1.18              2.39              1.71                --
1.70%                                             0.77              1.18              2.18              1.70                --
1.75%                                             0.77              1.18              1.77              1.70                --
1.80%                                             0.77              1.18              2.16              1.69                --
1.85%                                             0.77              1.17              2.36              1.68                --
1.90%                                             0.77              1.17                --              1.68                --
1.95%                                             0.77              1.17                --              1.67                --
2.00%                                             0.77              1.17                --              1.67                --
2.05%                                             0.76              1.16                --              1.66                --
2.10%                                             0.76              1.16                --              1.66                --
2.15%                                             0.76              1.16                --              1.65                --
2.20%                                             0.76              1.16                --              1.65                --
2.25%                                             1.23              1.33                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    331

                                                                                                                     OPPEN GLOBAL
                                               OPPEN CAP           OPPEN             OPPEN         OPPEN GLOBAL      STRATEGIC INC
                                               APPR VA,         GLOBAL SEC      GLOBAL SEC VA,     STRATEGIC INC          VA,
SUBACCOUNT                                       SERV               VA               SERV               VA                SRV
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.11             $  --             $1.64             $  --             $1.70
1.05%                                             0.95                --              1.04                --              1.27
1.10%                                             1.10                --              1.63                --              1.69
1.15%                                             1.09                --              1.47                --              1.40
1.20%                                             1.13                --              1.63                --              1.67
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.09                --              1.62                --              1.66
1.30%                                             1.41                --              2.17                --              1.49
1.35%                                             1.08                --              1.60                --              1.65
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.32              2.09              1.60              1.87              1.64
1.45%                                             1.11                --              1.60                --              1.63
1.50%                                             1.31                --              1.59                --              1.62
1.55%                                             1.38                --              2.13                --              1.56
1.60%                                             1.30                --              1.89                --              1.52
1.65%                                             1.37                --              1.56                --              1.60
1.70%                                             1.28                --              1.56                --              1.60
1.75%                                             1.09                --              1.55                --              1.38
1.80%                                             1.27                --              1.86                --              1.50
1.85%                                             1.34                --              2.08                --              1.42
1.90%                                             1.04                --              1.40                --              1.33
1.95%                                             1.03                --              1.40                --              1.33
2.00%                                             1.03                --              1.39                --              1.32
2.05%                                             1.03                --              1.39                --              1.32
2.10%                                             1.02                --              1.38                --              1.32
2.15%                                             1.02                --              1.38                --              1.31
2.20%                                             1.02                --              1.37                --              1.31
2.25%                                             1.12                --              1.16                --              1.12
-----------------------------------------------------------------------------------------------------------------------------------







 332    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 OPPEN             OPPEN             OPPEN             OPPEN           PIMCO VIT
                                                HI INC          HI INC VA,          MAIN ST         MAIN ST SM        ALL ASSET,
SUBACCOUNT                                        VA               SERV               VA         MID CAP VA, SERV     ADVISOR CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $0.41             $  --             $1.63             $1.11
1.05%                                               --                --                --              0.99              1.16
1.10%                                               --              0.41                --              1.62                --
1.15%                                               --                --                --              1.42              1.16
1.20%                                               --              0.35                --              1.46              1.15
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.40                --              1.60              1.15
1.30%                                               --              0.38                --              2.04              1.15
1.35%                                               --              0.40                --              1.58              1.15
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.39              0.41              1.02              1.90              1.14
1.45%                                               --              0.35                --              1.43              1.14
1.50%                                               --              0.35                --              1.88              1.14
1.55%                                               --              0.40                --              2.00              1.14
1.60%                                               --              0.37                --              1.86              1.14
1.65%                                               --              0.40                --              1.98              1.13
1.70%                                               --                --                --              1.85              1.13
1.75%                                               --              0.34                --              1.40              1.13
1.80%                                               --                --                --              1.83              1.13
1.85%                                               --              0.36                --              1.95              1.13
1.90%                                               --                --                --              1.35              1.12
1.95%                                               --                --                --              1.34              1.12
2.00%                                               --                --                --              1.34              1.12
2.05%                                               --                --                --              1.33              1.12
2.10%                                               --                --                --              1.33              1.12
2.15%                                               --                --                --              1.32              1.11
2.20%                                               --                --                --              1.32              1.11
2.25%                                               --                --                --              1.27              1.10
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    333

                                                                                                      PUT VT
                                                PUT VT            PUT VT            PUT VT          GLOBAL HLTH         PUT VT
                                               DIV INC,          DIV INC,         GLOBAL EQ,           CARE,          GRO & INC,
SUBACCOUNT                                       CL IA             CL IB             CL IA             CL IB             CL IA
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $1.41             $  --
1.05%                                               --                --                --              1.05                --
1.10%                                               --                --                --              1.40                --
1.15%                                               --                --                --              1.19                --
1.20%                                               --                --                --              1.20                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --              1.19                --
1.30%                                               --                --                --              1.44                --
1.35%                                               --                --                --              1.37                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             2.20              1.71              1.17              1.18              2.28
1.45%                                               --                --                --              1.17                --
1.50%                                               --                --                --              1.17                --
1.55%                                               --                --                --              1.41                --
1.60%                                               --                --                --              1.35                --
1.65%                                               --                --                --              1.15                --
1.70%                                               --                --                --              1.15                --
1.75%                                               --                --                --              1.27                --
1.80%                                               --                --                --              1.32                --
1.85%                                               --                --                --              1.38                --
1.90%                                               --                --                --              1.14                --
1.95%                                               --                --                --              1.13                --
2.00%                                               --                --                --              1.13                --
2.05%                                               --                --                --              1.12                --
2.10%                                               --                --                --              1.12                --
2.15%                                               --                --                --              1.12                --
2.20%                                               --                --                --              1.11                --
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------







 334    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                              GRO & INC,         HI YIELD,         HI YIELD,           INC,            INTL EQ,
SUBACCOUNT                                       CL IB             CL IA             CL IB             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.08             $  --             $  --             $  --             $1.31
1.05%                                               --                --                --                --              0.87
1.10%                                             1.07                --                --                --              1.30
1.15%                                             1.03                --                --              1.64              1.19
1.20%                                             1.14                --                --                --              0.86
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.02                --                --              1.63              1.18
1.30%                                             1.37                --                --                --              1.71
1.35%                                             1.04                --                --                --              1.27
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.22              2.38              1.76              1.41              1.20
1.45%                                             1.12                --                --                --              0.76
1.50%                                             1.07                --                --              1.40              0.75
1.55%                                             1.34                --                --                --              1.68
1.60%                                             1.04                --                --              1.39              1.33
1.65%                                             1.33                --                --                --              0.74
1.70%                                             1.05                --                --              1.37              0.74
1.75%                                             1.10                --                --                --              1.35
1.80%                                             1.02                --                --              1.30              1.29
1.85%                                             1.31                --                --                --              1.64
1.90%                                               --                --                --                --              1.21
1.95%                                               --                --                --                --              1.21
2.00%                                               --                --                --                --              1.21
2.05%                                               --                --                --                --              1.20
2.10%                                               --                --                --                --              1.20
2.15%                                               --                --                --                --              1.19
2.20%                                               --                --                --                --              1.19
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    335

                                                PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL GRO,         INTL VAL,      MULTI-CAP GRO,    MULTI-CAP GRO,   PUT VT RESEARCH,
SUBACCOUNT                                       CL IB             CL IB             CL IA             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.96             $  --             $  --             $1.13             $1.13
1.05%                                               --                --                --              1.13                --
1.10%                                             0.95                --                --              1.13              1.12
1.15%                                               --                --                --              1.13                --
1.20%                                               --                --                --              1.13              1.17
1.25%                                               --                --                --              1.13                --
1.25%                                               --                --                --              1.13                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.94                --                --                --              1.10
1.30%                                               --                --                --              1.13              1.40
1.35%                                             0.93                --                --              1.13              1.09
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.13              1.21              2.12              1.13              1.39
1.45%                                               --                --                --              1.13              1.15
1.50%                                               --                --                --              1.13              1.14
1.55%                                               --                --                --              1.13              1.37
1.60%                                               --                --                --              1.13              1.36
1.65%                                               --                --                --              1.13              1.36
1.70%                                               --                --                --              1.13                --
1.75%                                               --                --                --              1.13              1.12
1.80%                                               --                --                --              1.13                --
1.85%                                               --                --                --              1.13              1.34
1.90%                                               --                --                --              1.13                --
1.95%                                               --                --                --              1.13                --
2.00%                                               --                --                --              1.13                --
2.05%                                               --                --                --              1.13                --
2.10%                                               --                --                --              1.13                --
2.15%                                               --                --                --              1.13                --
2.20%                                               --                --                --              1.13                --
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------







 336    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                PUT VT            PUT VT            PUT VT             ROYCE             ROYCE
                                              SM CAP VAL,        VOYAGER,          VOYAGER,         MICRO-CAP,          SM-CAP,
SUBACCOUNT                                       CL IB             CL IA             CL IB           INVEST CL         INVEST CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                             0.87                --                --                --                --
1.10%                                               --                --                --                --                --
1.15%                                             1.22                --                --                --                --
1.20%                                             0.87                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.87                --                --                --                --
1.30%                                             1.21                --                --                --                --
1.35%                                             1.20                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.20              1.78              1.67              3.67              3.21
1.45%                                             1.20                --                --                --                --
1.50%                                             1.19                --                --              3.05              2.66
1.55%                                             1.19                --                --                --                --
1.60%                                             1.18                --                --              3.17              3.03
1.65%                                             1.18                --                --                --                --
1.70%                                             1.18                --                --                --                --
1.75%                                             1.17                --                --                --                --
1.80%                                             1.17                --                --                --                --
1.85%                                             1.16                --                --                --                --
1.90%                                             1.16                --                --                --                --
1.95%                                             1.16                --                --                --                --
2.00%                                             1.15                --                --                --                --
2.05%                                             1.15                --                --                --                --
2.10%                                             1.15                --                --                --                --
2.15%                                             1.14                --                --                --                --
2.20%                                             1.14                --                --                --                --
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    337

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                                 BAL,           CASH MGMT,         DIV BOND,        DIV EQ INC,         DYN EQ,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.08             $1.14             $1.37             $1.57             $0.90
1.05%                                               --              1.05              1.22              0.98              0.90
1.10%                                             1.07              1.08              1.35              1.56              0.90
1.15%                                             1.13              1.15              1.51              1.60              1.05
1.20%                                               --              1.07              1.27              1.72              0.68
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.11              1.13              1.50              1.58              0.68
1.30%                                               --              1.05              1.28              2.04              1.04
1.35%                                             1.04              1.10              1.33              1.52              1.03
1.40%                                               --                --                --              1.56                --
1.40%                                               --                --                --              1.69                --
1.40%                                             2.11              1.31              1.94                --              1.53
1.45%                                               --              1.05              1.24              1.68              0.66
1.50%                                             0.98              1.08              1.43              1.67              0.66
1.55%                                               --              1.03              1.25              2.00              1.02
1.60%                                             1.02              1.07              1.42              1.64              0.67
1.65%                                               --              1.02              1.24              1.64              0.65
1.70%                                             1.12              1.00              1.26              1.63              0.64
1.75%                                               --              1.02              1.22              1.49              1.01
1.80%                                             1.10              0.99              1.21              1.49              1.29
1.85%                                               --              1.01              1.22              1.94              1.00
1.90%                                               --              1.02              1.20              1.34              1.00
1.95%                                               --              1.02              1.19              1.34              0.99
2.00%                                               --              1.01              1.19              1.33              0.99
2.05%                                               --              1.01              1.19              1.33              0.99
2.10%                                               --              1.01              1.18              1.32              0.98
2.15%                                               --              1.00              1.18              1.32              0.98
2.20%                                               --              1.00              1.17              1.31              0.98
2.25%                                               --              0.98              1.04              1.17              1.17
-----------------------------------------------------------------------------------------------------------------------------------







 338    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             COL VP GLOBAL                                            COL VP            COL VP
                                               INFLATION          COL VP            COL VP            MID CAP           MID CAP
                                               PROT SEC,      HI YIELD BOND,       INC OPP,          GRO OPP,          VAL OPP,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.01             $1.16             $1.14             $1.79             $1.28
1.05%                                             1.19              1.36              1.35              1.19              0.92
1.10%                                               --                --                --              1.78                --
1.15%                                             1.18              1.74              1.52              1.42              0.91
1.20%                                             1.18              1.67              1.34              1.46              0.91
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.18              1.72              1.34              1.75              0.91
1.30%                                             1.17              1.55              1.52              1.79              0.91
1.35%                                             1.17              1.54              1.52              1.74              0.91
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.17              1.64              1.33              1.73              0.91
1.45%                                             1.16              1.60              1.51              1.43              0.90
1.50%                                             1.16              1.58              1.50              1.72              0.90
1.55%                                             1.16              1.52              1.50              1.76              0.90
1.60%                                             1.16              1.58              1.31              1.70              0.90
1.65%                                             1.15              1.56              1.49              1.74              0.90
1.70%                                             1.15              1.55              1.48              1.69              0.90
1.75%                                             1.15              1.50              1.48              1.40              0.89
1.80%                                             1.15              1.64              1.47              1.67              0.89
1.85%                                             1.14              1.49              1.47              1.72              0.89
1.90%                                             1.14              1.49              1.46              1.35              0.89
1.95%                                             1.14              1.48              1.46              1.35              0.89
2.00%                                             1.14              1.48              1.45              1.35              0.89
2.05%                                             1.13              1.47              1.45              1.34              0.88
2.10%                                             1.13              1.47              1.44              1.34              0.88
2.15%                                             1.13              1.46              1.44              1.33              0.88
2.20%                                             1.12              1.46              1.43              1.33              0.88
2.25%                                             1.00              1.14              1.13                --              1.26
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    339

                                                                                                      COL VP            COL VP
                                                COL VP            COL VP            COL VP           SELECT LG         SELECT SM
                                               S&P 500,       SHORT DURATION,     LG CAP GRO,        CAP VAL,          CAP VAL,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.92             $1.29             $1.10             $  --             $1.56
1.05%                                             0.99              1.10              0.93              0.97                --
1.10%                                             0.91              1.27              1.09                --              1.54
1.15%                                             0.93              1.10              1.11              1.17              1.69
1.20%                                             1.23              1.28              1.16              0.96              1.32
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.92                --                --                --                --
1.25%                                             0.90              1.27                --                --                --
1.25%                                               --              1.27                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --              1.07              0.96              1.68
1.30%                                             1.50              1.08              1.34              1.16                --
1.35%                                             0.89              1.26              1.06              1.16              1.50
1.40%                                               --              1.25                --                --              1.42
1.40%                                               --              1.25                --                --              1.29
1.40%                                             1.49                --              0.48              0.95                --
1.45%                                             1.21              1.23              1.14              1.15              1.29
1.50%                                             1.21              1.22              0.47              1.15              1.28
1.55%                                             1.46              1.06              1.32              1.14                --
1.60%                                             1.46              1.23              0.49              0.94              1.42
1.65%                                             1.45              1.21              1.31              1.14              1.26
1.70%                                             1.13              1.20              1.07              1.13              1.25
1.75%                                             1.18              1.05              1.12              1.13                --
1.80%                                             1.12              1.06              1.07              1.13              1.56
1.85%                                             1.43              1.04              1.29              1.12                --
1.90%                                             1.11              1.04              1.06              1.12                --
1.95%                                             1.11              1.04              1.06              1.11                --
2.00%                                             1.10              1.04              1.05              1.11                --
2.05%                                             1.10              1.03              1.05              1.11                --
2.10%                                             1.10              1.03              1.05              1.10                --
2.15%                                             1.09              1.03              1.04              1.10                --
2.20%                                             1.09              1.02              1.04              1.10                --
2.25%                                             1.15              1.00              1.19                --                --
-----------------------------------------------------------------------------------------------------------------------------------







 340    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                COL VP
                                                 EMER             COL VP              VP                VP                VP
                                               MKTS OPP,         INTL OPP,           AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                       CL 3              CL 3              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.24             $1.15             $1.12             $1.12             $1.04
1.05%                                             1.45              1.00              1.12              1.12              1.04
1.10%                                               --                --                --                --                --
1.15%                                             3.20              1.47              1.12              1.12              1.04
1.20%                                             1.44              0.99              1.12              1.12              1.04
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             3.17              0.99              1.12              1.12              1.04
1.30%                                             2.59              1.46              1.12              1.12              1.04
1.35%                                             2.58              1.45              1.12              1.12              1.04
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             2.57              1.63              1.12              1.12              1.04
1.45%                                             2.56              1.44              1.12              1.12              1.04
1.50%                                             2.55              1.44              1.12              1.12              1.04
1.55%                                             2.55              1.43              1.12              1.12              1.04
1.60%                                             2.54              0.97              1.12              1.12              1.04
1.65%                                             2.53              1.42              1.12              1.12              1.04
1.70%                                             2.52              1.42              1.12              1.12              1.04
1.75%                                             2.51              1.41              1.12              1.12              1.04
1.80%                                             2.50              1.41              1.11              1.11              1.04
1.85%                                             2.50              1.41              1.11              1.11              1.04
1.90%                                             2.49              1.40              1.11              1.11              1.04
1.95%                                             2.48              1.40              1.11              1.11              1.04
2.00%                                             2.47              1.39              1.11              1.11              1.04
2.05%                                             2.46              1.39              1.11              1.11              1.04
2.10%                                             2.45              1.38              1.11              1.11              1.04
2.15%                                             2.45              1.38              1.11              1.11              1.04
2.20%                                             2.44              1.37              1.11              1.11              1.04
2.25%                                             1.22              1.13              1.11              1.11              1.04
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    341

                                                                    VP                VP
                                                  VP             DAVIS NY           GS MID              VP                VP
                                               CONSERV,          VENTURE,          CAP VAL,            MOD,              MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.04             $1.13             $1.29             $1.09             $1.09
1.05%                                             1.04              0.87              1.13              1.09              1.09
1.10%                                               --                --                --                --                --
1.15%                                             1.04              0.86              1.34              1.09              1.09
1.20%                                             1.04              0.86              1.12              1.09              1.09
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.04              0.86              1.12              1.09              1.09
1.30%                                             1.04              0.86              1.32              1.09              1.09
1.35%                                             1.04              0.86              1.32              1.09              1.09
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.04              0.85              1.32              1.09              1.09
1.45%                                             1.04              0.85              1.31              1.09              1.09
1.50%                                             1.04              0.85              1.31              1.09              1.09
1.55%                                             1.04              0.85              1.30              1.09              1.09
1.60%                                             1.04              0.85              1.30              1.09              1.09
1.65%                                             1.04              0.85              1.29              1.09              1.09
1.70%                                             1.04              0.84              1.29              1.09              1.09
1.75%                                             1.04              0.84              1.29              1.09              1.09
1.80%                                             1.04              0.84              1.28              1.09              1.09
1.85%                                             1.04              0.84              1.28              1.09              1.09
1.90%                                             1.04              0.84              1.27              1.09              1.09
1.95%                                             1.04              0.84              1.27              1.09              1.09
2.00%                                             1.04              0.84              1.26              1.09              1.09
2.05%                                             1.04              0.83              1.26              1.09              1.09
2.10%                                             1.04              0.83              1.26              1.08              1.08
2.15%                                             1.04              0.83              1.25              1.08              1.08
2.20%                                             1.04              0.83              1.25              1.08              1.08
2.25%                                             1.04              1.12              1.27              1.08              1.08
-----------------------------------------------------------------------------------------------------------------------------------







 342    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                                          VP
                                                  VP                VP                VP                VP             PTNRS SM
                                               MOD AGGR,         MOD AGGR,       MOD CONSERV,      MOD CONSERV,        CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.11             $1.11             $1.07             $1.07             $1.69
1.05%                                             1.11              1.11              1.07              1.07              1.12
1.10%                                               --                --                --                --              1.68
1.15%                                             1.11              1.11              1.07              1.07              1.51
1.20%                                             1.11              1.11              1.07              1.07              1.67
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.11              1.11              1.07              1.07              1.67
1.30%                                             1.11              1.11              1.07              1.07              2.16
1.35%                                             1.11              1.11              1.07              1.07              1.64
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.11              1.11              1.07              1.07              1.64
1.45%                                             1.11              1.11              1.07              1.07              1.64
1.50%                                             1.11              1.11              1.07              1.07              1.63
1.55%                                             1.11              1.11              1.07              1.07              2.12
1.60%                                             1.11              1.11              1.06              1.07              1.96
1.65%                                             1.11              1.11              1.06              1.07              1.61
1.70%                                             1.11              1.11              1.06              1.07              1.60
1.75%                                             1.11              1.11              1.06              1.06              1.56
1.80%                                             1.10              1.11              1.06              1.06              1.92
1.85%                                             1.10              1.11              1.06              1.06              2.07
1.90%                                             1.10              1.11              1.06              1.06              1.44
1.95%                                             1.10              1.10              1.06              1.06              1.44
2.00%                                             1.10              1.10              1.06              1.06              1.43
2.05%                                             1.10              1.10              1.06              1.06              1.43
2.10%                                             1.10              1.10              1.06              1.06              1.42
2.15%                                             1.10              1.10              1.06              1.06              1.42
2.20%                                             1.10              1.10              1.06              1.06              1.41
2.25%                                             1.10              1.10              1.06              1.06              1.30
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    343

                                                 THIRD                                            WF ADV VT CORE    WF ADV VT CORE
                                                  AVE             WANGER            WANGER              EQ,               EQ,
SUBACCOUNT                                        VAL              INTL               USA              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.27             $1.32             $1.41             $1.75
1.05%                                               --              1.24              1.07                --              1.23
1.10%                                               --                --                --              1.40              1.73
1.15%                                               --              2.22              1.45                --              1.42
1.20%                                               --              1.23              1.06                --              1.48
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.23              1.06              1.37              1.71
1.30%                                               --              2.20              1.43                --              1.82
1.35%                                               --              2.19              1.43              1.36              1.70
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             2.29              2.43              1.91                --              1.69
1.45%                                               --              2.18              1.42                --              1.46
1.50%                                             2.27              1.58              1.88                --              1.67
1.55%                                               --              2.16              1.41                --              1.79
1.60%                                             2.43              1.19              1.44                --              1.66
1.65%                                               --              2.15              1.40                --              1.77
1.70%                                               --              2.14              1.39                --              1.65
1.75%                                               --              2.13              1.39                --              1.43
1.80%                                               --              2.13              1.39                --              1.63
1.85%                                               --              2.12              1.38                --              1.74
1.90%                                               --              2.11              1.38                --              1.35
1.95%                                               --              2.11              1.37                --                --
2.00%                                               --              2.10              1.37                --              1.34
2.05%                                               --              2.09              1.36                --              1.34
2.10%                                               --              2.09              1.36                --              1.34
2.15%                                               --              2.08              1.35                --              1.33
2.20%                                               --              2.07              1.35                --              1.33
2.25%                                               --              1.25              1.30                --                --
-----------------------------------------------------------------------------------------------------------------------------------







 344    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            WF ADV VT INDEX      WF ADV VT         WF ADV VT         WF ADV VT      WF ADV VT OMEGA
                                             ASSET ALLOC,        INTL EQ,          INTL EQ,       INTRINSIC VAL,         GRO,
SUBACCOUNT                                       CL 2              CL 1              CL 2              CL 2              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.51             $1.72             $  --             $1.09
1.05%                                             1.03                --              1.21              0.93                --
1.10%                                               --              1.50              1.70                --              1.08
1.15%                                             1.19                --              1.38              1.10                --
1.20%                                             1.12                --              1.51              1.17                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.11              1.49              1.68              1.16              1.06
1.30%                                             1.18                --              1.88              1.09                --
1.35%                                             1.17              1.48              1.67              1.08              1.05
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.09                --              1.66              1.14                --
1.45%                                             1.08                --              1.48              1.13                --
1.50%                                             1.08                --              1.65              1.13                --
1.55%                                             1.16                --              1.84              1.07                --
1.60%                                             1.42                --              1.63              1.12                --
1.65%                                             1.06                --              1.82              1.11                --
1.70%                                             1.05                --              1.62              1.10                --
1.75%                                             1.14                --              1.45              1.05                --
1.80%                                             1.40                --              1.60              1.35                --
1.85%                                             1.13                --              1.80              1.05                --
1.90%                                             1.13                --              1.31              1.04                --
1.95%                                               --                --                --                --                --
2.00%                                             1.12                --              1.30              1.04                --
2.05%                                             1.12                --              1.30              1.03                --
2.10%                                             1.12                --              1.29              1.03                --
2.15%                                             1.11                --              1.29              1.03                --
2.20%                                             1.11                --              1.28              1.02                --
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------







                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    345

                                            WF ADV VT OMEGA      WF ADV VT         WF ADV VT         WF ADV VT      WF ADV VT TOTAL
                                                 GRO,           SM CAP GRO,       SM CAP VAL,       SM CAP VAL,      RETURN BOND,
SUBACCOUNT                                       CL 2              CL 2              CL 1              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $2.03             $1.28             $1.22             $1.22             $1.00
1.05%                                             1.26              1.26                --                --              1.30
1.10%                                             2.01              1.28              1.22              1.22              1.00
1.15%                                             1.49              1.67                --              1.22              1.33
1.20%                                             1.53              0.63                --              1.22              1.72
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.98              0.63              1.22              1.22              1.71
1.30%                                             2.09              1.65                --              1.22              1.32
1.35%                                             1.97              1.65              1.22              1.22              1.32
1.40%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.96              0.62                --              1.22              1.67
1.45%                                             1.50              0.61                --              1.22              1.66
1.50%                                             1.94              0.61                --              1.22              1.64
1.55%                                             2.05              1.63                --              1.22              1.30
1.60%                                             1.93              2.55                --              1.22              1.30
1.65%                                             2.04              0.60                --              1.22              1.62
1.70%                                             1.91              0.60                --              1.22              1.61
1.75%                                             1.47              1.61                --              1.22              1.28
1.80%                                             1.89              2.52                --              1.22              1.28
1.85%                                             2.00              1.59                --              1.22              1.27
1.90%                                             1.42              1.59                --              1.22              1.27
1.95%                                               --                --                --                --                --
2.00%                                             1.41              1.58                --              1.22              1.26
2.05%                                             1.41              1.57                --              1.22              1.26
2.10%                                             1.40              1.57                --              1.22              1.25
2.15%                                             1.40              1.56                --              1.21              1.25
2.20%                                             1.39              1.56                --              1.21              1.24
2.25%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 346    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2010:


                                                AB VPS            AB VPS
                                              BAL WEALTH      GLOBAL THEMATIC       AB VPS            AB VPS            AB VPS
                                               STRATEGY,           GRO,           GRO & INC,        INTER BOND,        INTL VAL,
SUBACCOUNT                                       CL B              CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                              5,115            79,846           415,893                --            18,343
1.05%                                                 --            10,011            71,137                --           192,865
1.10%                                            370,317           779,228         2,862,092                --                --
1.15%                                             14,829                --            80,691                --         2,872,123
1.20%                                            101,351            22,557           149,864                --           429,631
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                              2,482           331,415         1,010,068                --            66,217
1.30%                                             65,281            68,531           147,990                --         1,948,605
1.35%                                            185,895         1,540,025         4,403,772                --         3,305,692
1.40%                                                 --                --                --                --                --
1.40%                                                 --                --                --                --                --
1.40%                                             17,723           427,595           138,076           472,727         1,886,923
1.45%                                             39,533           144,316           201,142                --         1,831,042
1.50%                                             62,354           288,718           187,989           188,500         2,632,770
1.55%                                             31,245           176,764           197,397                --         1,098,198
1.60%                                             12,454         1,156,097           251,892           762,483         1,758,667
1.65%                                              7,830            42,731           236,161                --         2,294,437
1.70%                                              2,207           106,946            55,522                --         8,702,647
1.75%                                            142,302            17,919           114,082                --         3,595,730
1.80%                                             22,456            11,330            73,927                --           822,861
1.85%                                                 --            11,742            24,453                --           820,846
1.90%                                                 --            28,497           124,377                --         7,882,023
1.95%                                              6,935                --             6,720                --         3,019,960
2.00%                                                 --            10,974                --                --           165,720
2.05%                                                 --                --            79,729                --           506,140
2.10%                                              9,628                --               760                --         1,143,185
2.15%                                                 --            12,553                --                --           817,859
2.20%                                                 --                --                --                --            15,160
2.25%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,099,937         5,267,795        10,833,734         1,423,710        47,827,644
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    347

                                                AB VPS             AC VP             AC VP             AC VP             AC VP
                                              LG CAP GRO,       INC & GRO,      INFLATION PROT,        INTL,         MID CAP VAL,
SUBACCOUNT                                       CL B              CL I              CL II             CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                            209,618               --                 --              --                --
1.05%                                                 --               --                 --              --                --
1.10%                                          1,455,321               --                 --              --                --
1.15%                                                 --               --          4,240,116              --                --
1.20%                                             86,181               --                 --              --             5,990
1.25%                                                 --               --                 --              --                --
1.25%                                                 --               --                 --              --                --
1.25%                                                 --               --                 --              --                --
1.25%                                                 --               --                 --              --                --
1.25%                                                 --               --                 --              --                --
1.25%                                                 --               --                 --              --                --
1.25%                                            553,423               --                 --              --                --
1.30%                                             70,974               --          3,071,772              --                --
1.35%                                          2,897,584               --          5,128,478              --             8,648
1.40%                                                 --               --                 --              --                --
1.40%                                                 --               --                 --              --                --
1.40%                                            876,599          364,449          2,182,033              --            16,454
1.45%                                            103,438               --          2,227,461           9,609                --
1.50%                                            301,322               --          4,250,141              --               643
1.55%                                             99,224               --          1,801,645              --                --
1.60%                                          1,121,046               --          1,954,805              --            26,542
1.65%                                            109,618               --          2,949,387              --                --
1.70%                                              2,670               --         12,466,696             158                --
1.75%                                                 --               --          5,323,118             689                --
1.80%                                                 --               --          1,069,119              --                --
1.85%                                                 --               --          1,322,722              --                --
1.90%                                                 --               --         11,843,625              --                --
1.95%                                                 --               --          4,200,765              --                --
2.00%                                                 --               --            348,250              --                --
2.05%                                                 --               --            895,407              --                --
2.10%                                                 --               --          1,914,604              --             6,937
2.15%                                                 --               --          1,217,428              --                --
2.20%                                                 --               --              8,318              --                --
2.25%                                                 --               --                 --              --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          7,887,018          364,449         68,415,890          10,456            65,214
-----------------------------------------------------------------------------------------------------------------------------------





 348    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 AC VP             AC VP             AC VP            COL VP          COL FEDERAL
                                                ULTRA,             VAL,              VAL,          ASSET ALLOC,          SEC,
SUBACCOUNT                                       CL II             CL I              CL II             CL 1             VS CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --               --                --               --                 --
1.05%                                              8,366               --             6,461               --                 --
1.10%                                                 --               --                --               --                 --
1.15%                                          1,993,942               --            51,036           26,104            133,857
1.20%                                            236,605               --                --               --                 --
1.25%                                                 --               --                --               --                 --
1.25%                                                 --               --                --               --                 --
1.25%                                                 --               --                --               --                 --
1.25%                                                 --               --                --               --                 --
1.25%                                                 --               --                --               --                 --
1.25%                                                 --               --                --               --                 --
1.25%                                                 --               --                --           45,426            545,164
1.30%                                          1,531,476               --            30,200               --                 --
1.35%                                          2,321,913               --            68,234               --                 --
1.40%                                                 --               --                --               --                 --
1.40%                                                 --               --                --               --                 --
1.40%                                                  2          317,598            12,710               --                 --
1.45%                                          2,613,748               --            33,550               --                 --
1.50%                                          1,714,709               --            73,394               --                 --
1.55%                                            578,280               --            17,805               --                 --
1.60%                                             54,155               --            61,332               --                 --
1.65%                                          1,852,963               --               632               --                 --
1.70%                                          5,776,716               --            76,177               --                 --
1.75%                                          4,343,633               --                --               --                 --
1.80%                                            186,166               --            37,977               --                 --
1.85%                                            239,258               --                --               --                 --
1.90%                                          4,147,489               --            16,221               --                 --
1.95%                                          4,070,606               --            15,023               --                 --
2.00%                                             52,969               --                --               --                 --
2.05%                                            143,453               --                --               --                 --
2.10%                                            830,018               --                --               --                 --
2.15%                                          1,096,598               --                --               --                 --
2.20%                                             18,955               --                --               --                 --
2.25%                                                 --               --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         33,812,020          317,598           500,752           71,530            679,021
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    349

                                                                                                                        COL VP
                                                COL VP            COL VP            COL LG            COL VP            MARSICO
                                                HI INC,           HI INC,          CAP GRO,        MARSICO GRO,        INTL OPP,
SUBACCOUNT                                       CL 1              CL 2             VS CL A            CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                 --               --             45,342               --
1.05%                                                --             42,833               --            307,481           39,077
1.10%                                                --                 --               --                 --               --
1.15%                                            15,982            790,457          167,775            169,276               --
1.20%                                                --             60,818               --            450,815           24,875
1.25%                                                --                 --               --                 --               --
1.25%                                                --                 --               --                 --               --
1.25%                                                --                 --               --                 --               --
1.25%                                                --                 --               --                 --               --
1.25%                                                --                 --               --                 --               --
1.25%                                                --                 --               --                 --               --
1.25%                                           264,121            162,383           98,958            101,668               --
1.30%                                                --            477,689               --            106,328               --
1.35%                                                --            963,023               --            235,677           23,728
1.40%                                                --                 --               --                 --               --
1.40%                                                --                 --               --                 --               --
1.40%                                                --             23,669               --            271,791           27,327
1.45%                                                --            790,075               --            576,974           19,536
1.50%                                                --            801,506               --            183,109           66,004
1.55%                                                --            336,193               --            101,827               --
1.60%                                                --            115,227               --            149,055               --
1.65%                                                --            590,203               --            448,440               --
1.70%                                                --          2,071,011               --          1,822,004           43,731
1.75%                                                --          1,841,868               --            734,735               --
1.80%                                                --            128,353               --             75,043               --
1.85%                                                --             76,943               --            140,477            7,303
1.90%                                                --          1,848,623               --          1,574,395           69,778
1.95%                                                --          1,604,264               --            837,950           29,792
2.00%                                                --             30,151               --             17,497               --
2.05%                                                --             91,206               --             65,761               --
2.10%                                                --            500,900               --            230,636           15,695
2.15%                                                --            474,949               --            107,374               --
2.20%                                                --              1,717               --             10,488               --
2.25%                                                --                 --               --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           280,103         13,824,061          266,733          8,764,143          366,846
-----------------------------------------------------------------------------------------------------------------------------------





 350    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                COL VP            COL VP              CS                CS              DREY IP
                                              SM CAP VAL,       SM CO GRO,         COMMODITY          U.S. EQ        MIDCAP STOCK,
SUBACCOUNT                                       CL 2              CL 1             RETURN            FLEX I             SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                             30,033              --                 --                --               --
1.05%                                            199,405              --             18,439                --               --
1.10%                                                 --              --                 --                --               --
1.15%                                             57,501           4,187                 --                --               --
1.20%                                            345,621              --             92,900                --               --
1.25%                                                 --              --                 --                --               --
1.25%                                                 --              --                 --                --               --
1.25%                                                 --              --                 --                --               --
1.25%                                                 --              --                 --                --               --
1.25%                                                 --              --                 --                --               --
1.25%                                                 --              --                 --                --               --
1.25%                                             74,969          56,928              1,989                --               --
1.30%                                             50,578              --             15,239                --              594
1.35%                                            130,721              --              6,019                --           14,974
1.40%                                                 --              --                 --                --               --
1.40%                                                 --              --                 --                --               --
1.40%                                            143,635              --             22,713            28,859               --
1.45%                                            238,826              --             23,697                --              757
1.50%                                             86,221              --             44,924             6,956           23,682
1.55%                                             64,363              --             10,359                --               --
1.60%                                             89,849              --             78,115           104,267               --
1.65%                                            242,311              --             18,746                --               --
1.70%                                            961,854              --            455,664                --           18,585
1.75%                                            352,762              --             36,342                --               --
1.80%                                             28,192              --             20,477                --               --
1.85%                                             67,731              --                 --                --               --
1.90%                                            720,733              --             33,086                --               --
1.95%                                            428,162              --              9,549                --           11,051
2.00%                                             13,532              --                 --                --               --
2.05%                                             19,928              --                 --                --               --
2.10%                                            136,034              --             10,518                --               --
2.15%                                             34,173              --                 --                --               --
2.20%                                              3,343              --                 --                --               --
2.25%                                                 --              --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          4,520,477          61,115            898,776           140,082           69,643
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    351

                                                DREY IP          DREY SOC          DREY VIF          DREY VIF          DREY VIF
                                               TECH GRO,         RESP GRO,           APPR,           INTL EQ,          INTL VAL,
SUBACCOUNT                                       SERV              INIT              SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --               --                --                --
1.05%                                                 --                --               --            12,946             7,653
1.10%                                                 --                --               --                --                --
1.15%                                            581,697                --            8,502                --                --
1.20%                                             49,810           193,958               --             7,612                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --           379,085               --                --                --
1.30%                                            408,033                --          142,745                --             1,653
1.35%                                            673,015                --           14,460                --            15,032
1.40%                                                 --                --               --                --                --
1.40%                                                 --                --               --                --                --
1.40%                                            304,387           138,951           32,045                --                --
1.45%                                            473,419           374,488           14,071            59,498             1,911
1.50%                                            570,014            72,230           21,358             1,440            33,183
1.55%                                            222,383                --               --                --                --
1.60%                                            353,385                --          120,857            46,916                --
1.65%                                            500,940            21,127               --                --                --
1.70%                                          1,659,705           226,372            1,456            18,365            14,270
1.75%                                            865,364                --           10,848             5,915            14,353
1.80%                                            199,196                --           39,914             2,127             8,446
1.85%                                            162,556                --               --                --                --
1.90%                                          1,653,473                --           47,736                --            21,050
1.95%                                            728,277                --               --                --            24,857
2.00%                                             24,678                --               --                --                --
2.05%                                             90,015                --           67,856                --                --
2.10%                                            246,120                --               --                --                --
2.15%                                            196,075                --               --                --             4,471
2.20%                                              3,084                --               --                --                --
2.25%                                                 --                --               --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          9,965,626         1,406,211          521,848           154,819           146,879
-----------------------------------------------------------------------------------------------------------------------------------





 352    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 EV VT            FID VIP           FID VIP           FID VIP           FID VIP
                                             FLOATING-RATE         BAL,              BAL,           CONTRAFUND,       CONTRAFUND,
SUBACCOUNT                                        INC             SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                             19,482               --               --             126,103            873,276
1.05%                                            120,523               --               --                  --            242,838
1.10%                                                 --               --               --           1,651,607          5,190,700
1.15%                                             72,356            4,236               --                  --          5,776,864
1.20%                                            258,652               --               --                  --          2,105,714
1.25%                                                 --               --               --                  --                 --
1.25%                                                 --               --               --                  --                 --
1.25%                                                 --               --               --                  --                 --
1.25%                                                 --               --               --                  --                 --
1.25%                                                 --               --               --                  --                 --
1.25%                                                 --               --               --                  --                 --
1.25%                                             39,327          183,303               --             571,260          1,176,846
1.30%                                             96,558               --               --                  --          4,528,847
1.35%                                            135,879               --               --           2,522,805         10,349,454
1.40%                                                 --               --               --                  --                 --
1.40%                                                 --               --               --                  --                 --
1.40%                                            156,218               --           23,985                  --          3,363,090
1.45%                                            447,326               --               --                  --          5,202,633
1.50%                                            282,434               --            8,544                  --          4,414,361
1.55%                                             77,495               --               --                  --          2,269,445
1.60%                                             91,408               --               --                  --          2,603,746
1.65%                                            280,145               --               --                  --          4,273,413
1.70%                                          1,158,258               --           10,643                  --         13,956,800
1.75%                                            473,228               --               --                  --          7,138,232
1.80%                                             49,802               --               --                  --          1,216,077
1.85%                                             36,415               --               --                  --          1,171,398
1.90%                                            718,910               --               --                  --         14,844,459
1.95%                                            507,373               --               --                  --          5,902,688
2.00%                                             23,096               --               --                  --            304,314
2.05%                                             23,348               --               --                  --          1,031,307
2.10%                                             99,750               --               --                  --          2,267,197
2.15%                                            415,039               --               --                  --          1,608,725
2.20%                                              1,786               --               --                  --             31,059
2.25%                                                 --               --               --                  --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          5,584,808          187,539           43,172           4,871,775        101,843,483
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    353

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                               DYN APPR,        GRO & INC,        GRO & INC,           GRO,              GRO,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                 --               --                --             48,268
1.05%                                                --                 --               --                --              4,766
1.10%                                                --                 --               --                --            763,975
1.15%                                                --             92,484               --           110,245                 --
1.20%                                            27,535                 --               --                --             98,638
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                           137,707            145,285               --            30,548            133,431
1.30%                                                --                 --               --                --            122,830
1.35%                                                --                 --               --                --            468,649
1.40%                                                --                 --               --                --                 --
1.40%                                                --                 --               --                --                 --
1.40%                                            49,984            588,037           45,521                --            187,112
1.45%                                           196,109                 --               --                --            296,705
1.50%                                            70,562            199,405           31,065                --            115,243
1.55%                                                --                 --               --                --             79,709
1.60%                                                --          1,499,879               --                --             24,282
1.65%                                               574                 --               --                --             23,470
1.70%                                            60,515                 --           36,108                --            128,111
1.75%                                                --                 --               --                --            148,251
1.80%                                                --                 --               --                --                 --
1.85%                                                --                 --               --                --             17,963
1.90%                                                --                 --               --                --             14,685
1.95%                                                --                 --               --                --             12,128
2.00%                                                --                 --               --                --                 --
2.05%                                                --                 --               --                --              8,164
2.10%                                                --                 --               --                --             44,356
2.15%                                                --                 --               --                --                 --
2.20%                                                --                 --               --                --                 --
2.25%                                                --                 --               --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           542,986          2,525,090          112,694           140,793          2,740,736
-----------------------------------------------------------------------------------------------------------------------------------





 354    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                                HI INC,           HI INC,         INVEST GR,         MID CAP,          MID CAP,
SUBACCOUNT                                      SERV CL          SERV CL 2         SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                             80,443               --             28,455            70,857           350,387
1.05%                                                 --               --            238,485                --           135,158
1.10%                                            460,176               --                 --         1,118,308         2,535,428
1.15%                                                 --               --          2,222,549            90,272           686,553
1.20%                                                 --           24,978            288,254                --         1,184,074
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                            225,016          190,685             79,398           577,585         1,215,505
1.30%                                                 --               --          1,489,360                --           868,255
1.35%                                          1,282,947               --          2,454,783         1,554,314         2,409,780
1.40%                                                 --               --                 --                --                --
1.40%                                                 --               --                 --                --                --
1.40%                                                 --           89,323            257,052           509,040         1,102,902
1.45%                                                 --          121,326          2,375,483                --         1,657,964
1.50%                                                 --           94,110          2,077,077           288,062           924,271
1.55%                                                 --               --            812,638                --           666,986
1.60%                                                 --               --            232,646         1,212,344           501,137
1.65%                                                 --           19,273          1,826,541                --           844,439
1.70%                                                 --           89,643          6,647,682                --         2,095,758
1.75%                                                 --               --          5,395,959                --         1,065,752
1.80%                                                 --               --            417,277                --           168,354
1.85%                                                 --               --            285,176                --           238,691
1.90%                                                 --               --          5,352,694                --         2,111,562
1.95%                                                 --               --          4,472,905                --           898,896
2.00%                                                 --               --             77,835                --            36,914
2.05%                                                 --               --            323,277                --           166,147
2.10%                                                 --               --          1,192,818                --           253,530
2.15%                                                 --               --          1,393,948                --           231,423
2.20%                                                 --               --             13,026                --             5,807
2.25%                                                 --               --                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,048,582          629,338         39,955,318         5,420,782        22,355,673
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    355

                                                                                    FTVIPT            FTVIPT            FTVIPT
                                                FID VIP           FID VIP        FRANK GLOBAL          FRANK         FRANK RISING
                                               OVERSEAS,         OVERSEAS,         REAL EST,         INC SEC,            DIVD,
SUBACCOUNT                                      SERV CL          SERV CL 2           CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                --             62,283            75,517             1,686               --
1.05%                                                --             29,721             3,299           240,007           27,063
1.10%                                                --            248,247           168,088                --               --
1.15%                                                --            762,095             6,110           319,551           16,280
1.20%                                                --            115,452           157,957           767,030               --
1.25%                                                --                 --                --                --               --
1.25%                                                --                 --                --                --               --
1.25%                                                --                 --                --                --               --
1.25%                                                --                 --                --                --               --
1.25%                                                --                 --                --                --               --
1.25%                                                --                 --                --                --               --
1.25%                                                --             63,786           360,740         1,130,475            2,883
1.30%                                                --            496,072           104,330           837,276           29,148
1.35%                                                --          1,237,587           156,661           385,852           27,987
1.40%                                                --                 --                --                --               --
1.40%                                                --                 --                --                --               --
1.40%                                           161,560            624,653           309,779           611,442               --
1.45%                                                --            479,736           327,698         1,877,482           12,775
1.50%                                            76,166            975,878           188,051         2,124,012           76,348
1.55%                                                --            395,594            20,427           130,109               --
1.60%                                           469,828            681,094           344,128           129,724               --
1.65%                                                --            492,965            78,974           432,616            6,935
1.70%                                                --          2,248,585           258,012         1,831,873          112,962
1.75%                                                --            728,508            31,971           620,498          211,237
1.80%                                                --            422,010            57,941           141,083               --
1.85%                                                --            252,820            91,743           259,061               --
1.90%                                                --          2,807,628           172,306         1,139,890           95,521
1.95%                                                --            643,604                --           551,177           21,401
2.00%                                                --             83,894            43,183            32,652               --
2.05%                                                --            174,173             4,924           324,187           17,339
2.10%                                                --            440,655            25,450           154,837           17,122
2.15%                                                --            161,872               677            15,226           51,932
2.20%                                                --                 --                --                --               --
2.25%                                                --                 --                --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           707,554         14,628,912         2,987,966        14,057,746          726,933
-----------------------------------------------------------------------------------------------------------------------------------





 356    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                FTVIPT            FTVIPT            FTVIPT            FTVIPT            FTVIPT
                                             FRANK SM CAP    FRANK SM MID CAP    MUTUAL SHARES     TEMP DEV MKTS         TEMP
                                                 VAL,              GRO,              SEC,              SEC,            FOR SEC,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            114,179           283,904         1,184,482               --            250,665
1.05%                                                 --             2,627            63,304               --                 --
1.10%                                            743,352         2,096,226         6,740,500          117,978          2,813,993
1.15%                                                 --           136,965           421,127               --             39,374
1.20%                                            256,343         1,280,761         2,487,452               --            547,836
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --            656,073
1.25%                                                 --                --         1,143,491               --                 --
1.25%                                                 --                --         2,271,797               --            172,225
1.25%                                            375,344         1,841,934                --          124,620                 --
1.30%                                            276,688            77,347         2,046,885               --            377,708
1.35%                                            607,279         3,024,983         8,194,054          209,486          3,134,432
1.40%                                                 --                --                --               --                 --
1.40%                                                 --                --                --               --                 --
1.40%                                            165,443           956,661         3,186,177               --            517,479
1.45%                                            446,242         1,935,278         2,360,178               --            542,680
1.50%                                            185,854           834,075         2,740,928               --            259,439
1.55%                                            258,578           118,526         1,539,965               --            330,387
1.60%                                             18,687            37,167         1,204,803               --            442,990
1.65%                                            113,520           424,514         1,885,658               --            261,194
1.70%                                            166,359           738,283         1,353,385               --            160,769
1.75%                                             20,852            49,730           673,966               --             48,548
1.80%                                             15,597             8,360            31,198               --                 --
1.85%                                             63,821                --           187,529               --             91,197
1.90%                                                 --            36,361           289,427               --                 --
1.95%                                                 --             6,734           182,007               --                 --
2.00%                                                 --                --                --               --                 --
2.05%                                                 --                --            18,512               --                 --
2.10%                                                 --            21,264           128,002               --                 --
2.15%                                                 --                --            18,569               --                 --
2.20%                                                 --                --                --               --                 --
2.25%                                                 --                --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,828,138        13,911,700        40,353,396          452,084         10,646,989
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    357

                                                FTVIPT                                                                  GS VIT
                                              TEMP GLOBAL         FTVIPT            GS VIT            GS VIT           STRATEGIC
                                                 BOND,         TEMP GRO SEC,     MID CAP VAL,     STRATEGIC GRO,       INTL EQ,
SUBACCOUNT                                       CL 2              CL 2              INST              INST              INST
                                           ----------------------------------------------------------------------------------------
1.00%                                             28,325                --            10,949               --                --
1.05%                                            238,412           138,843           109,577               --                --
1.10%                                                 --                --                --               --                --
1.15%                                          1,323,381           103,221         1,697,779               --                --
1.20%                                            467,384           524,147           372,546               --                --
1.25%                                                 --                --                --               --                --
1.25%                                                 --                --                --               --                --
1.25%                                                 --                --                --               --                --
1.25%                                                 --                --                --               --                --
1.25%                                                 --                --                --               --                --
1.25%                                                 --                --                --               --                --
1.25%                                             52,339            26,114           409,024               --                --
1.30%                                            982,115           418,174         1,240,855               --                --
1.35%                                          1,764,183            65,889         2,030,650               --                --
1.40%                                                 --                --                --               --                --
1.40%                                                 --                --                --               --                --
1.40%                                            821,133            51,024           831,986          104,510            37,248
1.45%                                            931,975           215,383         1,130,817               --                --
1.50%                                          1,457,049           187,806         1,102,943           47,810             8,270
1.55%                                            772,423            26,942           617,378               --                --
1.60%                                            702,179           134,058           775,928          314,291           201,763
1.65%                                          1,091,282           162,048           685,311               --                --
1.70%                                          4,937,851           268,974         2,832,954               --                --
1.75%                                          1,964,404           427,962         2,204,479               --                --
1.80%                                            425,551            36,023           350,624               --                --
1.85%                                            436,131                --           432,234               --                --
1.90%                                          4,186,147           119,176         4,764,483               --                --
1.95%                                          1,586,873           234,025         1,903,825               --                --
2.00%                                            115,491                --            87,367               --                --
2.05%                                            310,118                --           281,157               --                --
2.10%                                            804,521           134,148           671,312               --                --
2.15%                                            442,906            13,263           475,743               --                --
2.20%                                              5,282                --            11,890               --                --
2.25%                                                 --                --                --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         25,847,455         3,287,220        25,031,811          466,611           247,281
-----------------------------------------------------------------------------------------------------------------------------------





 358    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                GS VIT            INVESCO           INVESCO           INVESCO           INVESCO
                                           STRUCTD U.S. EQ,    VI BASIC VAL,     VI CAP APPR,      VI CAP APPR,       VI CAP DEV,
SUBACCOUNT                                       INST             SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --           467,566            65,333             5,770               --
1.05%                                             15,360                --                --            31,827               --
1.10%                                                 --         2,460,064           726,075            59,436               --
1.15%                                                 --           827,266            89,678             8,988               --
1.20%                                            372,934           638,917           545,441             5,843               --
1.25%                                                 --                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                            695,429           447,046           911,703            39,949               --
1.30%                                                 --           939,412                --            12,868               --
1.35%                                              1,067         3,898,697         1,303,904            75,154               --
1.40%                                                 --                --                --                --               --
1.40%                                                 --                --                --                --               --
1.40%                                            347,799           314,807           820,769           112,509           97,201
1.45%                                            875,563         1,467,343         1,197,504            11,671               --
1.50%                                            755,912         1,225,384         1,666,925            47,220           27,358
1.55%                                                 --           766,299                --            25,116               --
1.60%                                            500,552            45,036         1,143,310           175,306          291,606
1.65%                                             33,146           995,076           183,679            81,127               --
1.70%                                            322,082         1,829,919           204,751           379,515               --
1.75%                                                 --         1,547,161                --             3,666               --
1.80%                                                 --            37,216                --            23,348               --
1.85%                                                 --           113,032                --             4,616               --
1.90%                                                 --         2,907,265                --           106,794               --
1.95%                                                 --         1,918,110                --                --               --
2.00%                                                 --            16,893                --             2,864               --
2.05%                                                 --           102,392                --            69,508               --
2.10%                                                 --           641,591                --            34,189               --
2.15%                                             27,659           469,464                --                --               --
2.20%                                                 --                --                --                --               --
2.25%                                                 --                --                --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,947,503        24,075,956         8,859,072         1,317,284          416,165
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    359

                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                              VI CAP DEV,       VI CORE EQ,       VI CORE EQ,     VI GLOBAL HLTH,    VI INTL GRO,
SUBACCOUNT                                      SER II             SER I            SER II            SER II             SER I
                                           ----------------------------------------------------------------------------------------
1.00%                                             41,801            32,867            1,793             1,802                --
1.05%                                                 --                --               --             5,082                --
1.10%                                            366,871           536,719           89,942                --                --
1.15%                                                 --           108,103               --                --                --
1.20%                                             30,123           871,346            7,774             8,177                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                                 --                --               --                --                --
1.25%                                             74,198         1,983,426            6,663                --                --
1.30%                                             55,708                --            7,797                --                --
1.35%                                            282,193         1,167,565           35,992                --                --
1.40%                                                 --                --               --                --                --
1.40%                                                 --                --               --                --                --
1.40%                                             49,494         2,966,671            4,954                --           674,913
1.45%                                            102,528         1,687,833           23,532            32,914                --
1.50%                                              3,779         1,416,947              310             5,861                --
1.55%                                             11,433                --           14,794                --                --
1.60%                                             69,121         1,216,976               --                --                --
1.65%                                             19,030           161,097           16,972            21,823                --
1.70%                                             86,308           269,138           12,191            28,536                --
1.75%                                             24,605                --               --            17,866                --
1.80%                                             33,798            11,941               --             9,744                --
1.85%                                             13,974                --               --            34,431                --
1.90%                                              8,587                --               --            24,616                --
1.95%                                              1,692                --               --                --                --
2.00%                                                 --                --               --                --                --
2.05%                                                 --                --               --                --                --
2.10%                                                 --                --               --                --                --
2.15%                                                 --                --               --            33,464                --
2.20%                                                 --                --               --                --                --
2.25%                                                 --                --               --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,275,243        12,430,629          222,714           224,316           674,913
-----------------------------------------------------------------------------------------------------------------------------------





 360    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                  INVESCO           INVESCO           INVESCO
                                                INVESCO       VI MID CAP CORE       VANK VI           VANK VI            JANUS
                                             VI INTL GRO,           EQ,            COMSTOCK,        GRO & INC,        ASPEN BAL,
SUBACCOUNT                                      SER II            SER II            SER II            SER II             INST
                                           ----------------------------------------------------------------------------------------
1.00%                                             36,144                --             77,089          215,944                --
1.05%                                            213,986                --            125,655               --                --
1.10%                                                 --                --            653,040          440,273                --
1.15%                                             40,301           163,112          7,213,904               --                --
1.20%                                            374,000                --            664,375          199,476                --
1.25%                                                 --                --                 --               --                --
1.25%                                                 --                --                 --               --                --
1.25%                                                 --                --                 --               --                --
1.25%                                                 --                --                 --               --                --
1.25%                                                 --                --                 --               --                --
1.25%                                                 --                --                 --               --                --
1.25%                                             85,195                --            131,355           32,344                --
1.30%                                             47,226           153,865          4,011,116           71,317                --
1.35%                                            110,055           282,625          7,522,190          277,991                --
1.40%                                                 --                --                 --               --                --
1.40%                                                 --                --                 --               --                --
1.40%                                            196,861                --          2,625,564          153,503         1,252,637
1.45%                                            385,396           187,933          4,490,377          118,727                --
1.50%                                            129,629           257,058          5,505,231           52,819                --
1.55%                                             75,490            87,667          2,199,050          106,854                --
1.60%                                             71,319                --          2,573,983            1,125                --
1.65%                                            305,017           196,170          3,998,194           93,198                --
1.70%                                          1,470,962           426,088         16,064,450          103,359                --
1.75%                                            487,748           299,072          8,098,951           15,455                --
1.80%                                             41,904             5,831          1,221,913               --                --
1.85%                                            101,622            22,615          1,141,869           20,946                --
1.90%                                            984,419           569,102         18,929,142               --                --
1.95%                                            575,002           366,865          7,634,798               --                --
2.00%                                             40,944             3,486            315,115               --                --
2.05%                                             28,688            19,109          1,140,502               --                --
2.10%                                            178,703           161,760          2,697,158               --                --
2.15%                                             76,280            90,757          2,019,085               --                --
2.20%                                              3,339                --             33,970               --                --
2.25%                                                 --                --                 --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          6,060,230         3,293,115        101,088,076        1,903,331         1,252,637
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    361

                                                 JANUS             JANUS
                                                 ASPEN         ASPEN GLOBAL          JANUS             JANUS             JANUS
                                              ENTERPRISE,          TECH,         ASPEN JANUS,     ASPEN OVERSEAS,    ASPEN WORLD,
SUBACCOUNT                                       SERV              SERV              SERV              SERV              INST
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --               --             38,667                --               --
1.05%                                                 --               --            266,745                --               --
1.10%                                                 --               --                 --                --               --
1.15%                                             37,238           32,160            173,390                --               --
1.20%                                                 --               --            361,551                --               --
1.25%                                                 --               --                 --                --               --
1.25%                                                 --               --                 --                --               --
1.25%                                                 --               --                 --                --               --
1.25%                                                 --               --                 --                --               --
1.25%                                                 --               --                 --                --               --
1.25%                                                 --               --                 --                --               --
1.25%                                            110,446           76,589            359,910                --               --
1.30%                                                 --               --            110,255                --               --
1.35%                                                 --               --            249,836                --               --
1.40%                                                 --               --                 --                --               --
1.40%                                                 --               --                 --                --               --
1.40%                                            418,246          240,462            961,734           339,452          731,846
1.45%                                                 --               --            447,538                --               --
1.50%                                            142,371           46,134            735,245           182,096               --
1.55%                                                 --               --             93,654                --               --
1.60%                                            919,427          235,856          1,620,725         1,753,984               --
1.65%                                                 --               --            440,431                --               --
1.70%                                                 --               --          1,565,454                --               --
1.75%                                                 --               --            699,286                --               --
1.80%                                                 --               --             51,236                --               --
1.85%                                                 --               --            130,727                --               --
1.90%                                                 --               --          1,257,483                --               --
1.95%                                                 --               --            809,610                --               --
2.00%                                                 --               --             15,758                --               --
2.05%                                                 --               --             34,643                --               --
2.10%                                                 --               --            193,339                --               --
2.15%                                                 --               --             98,038                --               --
2.20%                                                 --               --              7,206                --               --
2.25%                                                 --               --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,627,728          631,201         10,722,461         2,275,532          731,846
-----------------------------------------------------------------------------------------------------------------------------------





 362    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                    LAZARD
                                                JPM INS           LAZARD          RETIRE U.S.          LM CB          LVIP BARON
                                            TRUST U.S. EQ,    RETIRE INTL EQ,     STRATEGIC,      VAR SM CAP GRO,      GRO OPP,
SUBACCOUNT                                       CL 1              SERV              SERV              CL I             SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                --                --                --                --
1.05%                                                --                --                --             9,350                --
1.10%                                                --                --                --                --                --
1.15%                                                --                --                --                --                --
1.20%                                                --                --                --             1,473                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.30%                                                --                --                --             1,151                --
1.35%                                                --                --                --                --                --
1.40%                                                --                --                --                --                --
1.40%                                                --                --                --                --                --
1.40%                                           187,880            30,752             8,794            10,085           196,471
1.45%                                                --                --                --                --                --
1.50%                                            98,348            29,980            51,615            20,047            34,749
1.55%                                                --                --                --                --                --
1.60%                                            58,992            42,848           123,425            17,607           216,382
1.65%                                                --                --                --             9,628                --
1.70%                                                --                --                --            79,674                --
1.75%                                                --                --                --             3,202                --
1.80%                                                --                --                --            10,352                --
1.85%                                                --                --                --                --                --
1.90%                                                --                --                --                --                --
1.95%                                                --                --                --             8,535                --
2.00%                                                --                --                --                --                --
2.05%                                                --                --                --                --                --
2.10%                                                --                --                --                --                --
2.15%                                                --                --                --                --                --
2.20%                                                --                --                --             4,450                --
2.25%                                                --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           345,220           103,580           183,834           175,554           447,602
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    363

                                                MFS INV           MFS INV           MFS INV           MFS NEW           MFS NEW
                                              GRO STOCK,          TRUST,            TRUST,             DIS,              DIS,
SUBACCOUNT                                      SERV CL           INIT CL           SERV CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            128,181                --               --                 --           136,528
1.05%                                                 --                --               --                 --             4,589
1.10%                                            964,938                --               --                 --           825,006
1.15%                                             14,886                --           69,515             11,389            28,209
1.20%                                             53,775           265,899               --                 --           116,441
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                            210,208           541,468          229,999                996           277,125
1.30%                                             26,970                --               --                 --            37,139
1.35%                                            924,038                --               --                 --           718,611
1.40%                                                 --                --               --                 --                --
1.40%                                                 --                --               --                 --                --
1.40%                                             52,609           173,373          111,551            436,456            72,451
1.45%                                             22,002           722,697               --                 --            78,541
1.50%                                             29,910           537,718               --             58,064            38,943
1.55%                                             79,024                --               --                 --            72,195
1.60%                                                 --                --            9,529            539,626                --
1.65%                                             27,730                --               --                 --            77,042
1.70%                                             11,317           294,178           13,786                 --            91,720
1.75%                                             18,811                --               --                 --            72,870
1.80%                                                 --                --               --                 --                --
1.85%                                              2,373                --               --                 --             2,530
1.90%                                             14,492                --               --                 --                --
1.95%                                                 --                --               --                 --             8,196
2.00%                                                 --                --               --                 --                --
2.05%                                                 --                --               --                 --                --
2.10%                                             10,965                --               --                 --                --
2.15%                                                 --                --               --                 --                --
2.20%                                                 --                --               --                 --                --
2.25%                                                 --                --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,592,229         2,535,333          434,380          1,046,531         2,658,136
-----------------------------------------------------------------------------------------------------------------------------------





 364    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                  MFS               MFS               MFS               MFS               MFS
                                               RESEARCH,       TOTAL RETURN,     TOTAL RETURN,      UTILITIES,        UTILITIES,
SUBACCOUNT                                      INIT CL           INIT CL           SERV CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --               --          1,080,240                --            22,746
1.05%                                                 --               --             15,340                --            15,030
1.10%                                                 --               --          6,417,456                --           257,526
1.15%                                                 --           28,974            134,536            24,886            35,924
1.20%                                                 --               --          1,290,536           374,261            87,846
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --          113,098          2,358,245           495,681           195,406
1.30%                                                 --               --          1,544,190                --            80,875
1.35%                                                 --               --          8,366,513                --           127,036
1.40%                                                 --               --                 --                --                --
1.40%                                                 --               --                 --                --                --
1.40%                                            388,160               --          1,125,188           797,684            95,839
1.45%                                                 --               --          1,475,887           904,788            56,119
1.50%                                             95,130               --            734,690           600,650            65,707
1.55%                                                 --               --          1,297,516                --            50,506
1.60%                                          1,055,265               --            112,566           569,134            53,776
1.65%                                                 --               --          1,200,097            71,134            78,188
1.70%                                                 --               --            616,655           181,192            43,208
1.75%                                                 --               --            384,613                --           126,581
1.80%                                                 --               --             65,112                --            12,854
1.85%                                                 --               --            315,600                --            12,538
1.90%                                                 --               --             68,533                --            54,909
1.95%                                                 --               --            127,741                --            29,556
2.00%                                                 --               --              9,214                --                --
2.05%                                                 --               --             20,563                --                --
2.10%                                                 --               --             12,281                --            50,412
2.15%                                                 --               --              7,895                --           122,530
2.20%                                                 --               --                 --                --             2,094
2.25%                                                 --               --                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,538,555          142,072         28,781,207         4,019,410         1,677,206
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    365

                                                MS UIF
                                                GLOBAL            MS UIF            MS UIF            MS UIF             OPPEN
                                               REAL EST,       MID CAP GRO,     U.S. REAL EST,    U.S. REAL EST,       CAP APPR
SUBACCOUNT                                       CL II             CL II             CL I              CL II              VA
                                           ----------------------------------------------------------------------------------------
1.00%                                              7,248               --             3,710                 --               --
1.05%                                             52,669           31,467                --             71,854               --
1.10%                                                 --               --            81,636                 --               --
1.15%                                             28,341               --                --            122,239               --
1.20%                                            153,711           18,832            38,030            102,941               --
1.25%                                                 --               --                --                 --               --
1.25%                                                 --               --                --                 --               --
1.25%                                                 --               --                --                 --               --
1.25%                                                 --               --                --                 --               --
1.25%                                                 --               --                --                 --               --
1.25%                                                 --               --                --                 --               --
1.25%                                             22,392               --            11,001             11,610               --
1.30%                                             13,418               --            61,493            155,422               --
1.35%                                             53,347           29,901            77,092            156,076               --
1.40%                                                 --               --                --                 --               --
1.40%                                                 --               --                --                 --               --
1.40%                                             29,732               --            46,863                 --          784,852
1.45%                                            174,461            5,086            95,351             66,234               --
1.50%                                             16,908           15,816            48,705            166,920               --
1.55%                                             21,516               --            15,599             73,731               --
1.60%                                              4,358           16,372            12,598                 --               --
1.65%                                            124,432               --             9,357             34,637               --
1.70%                                            332,542           18,745            40,323            289,198               --
1.75%                                            195,204               --            10,555            199,344               --
1.80%                                              8,310           20,934                --             21,770               --
1.85%                                             30,694               --             3,689             15,354               --
1.90%                                            264,923               --                --            328,322               --
1.95%                                            172,948           14,582                --            147,699               --
2.00%                                              6,271               --                --              3,485               --
2.05%                                              6,221               --                --             20,042               --
2.10%                                             45,173               --                --             54,883               --
2.15%                                             55,157               --                --             48,604               --
2.20%                                              1,248               --                --                177               --
2.25%                                                 --               --                --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,821,224          171,735           556,002          2,090,542          784,852
-----------------------------------------------------------------------------------------------------------------------------------





 366    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                                     OPPEN GLOBAL
                                                 OPPEN             OPPEN             OPPEN             OPPEN           STRATEGIC
                                             CAP APPR VA,         GLOBAL        GLOBAL SEC VA,   GLOBAL STRATEGIC       INC VA,
SUBACCOUNT                                       SERV             SEC VA             SERV             INC VA              SRV
                                           ----------------------------------------------------------------------------------------
1.00%                                            217,324              --             110,499              --             703,800
1.05%                                             49,045              --              32,789              --             266,337
1.10%                                          1,387,618              --             817,024              --           2,305,578
1.15%                                          2,133,135              --              40,816              --           2,411,612
1.20%                                            266,209              --             424,093              --           1,025,695
1.25%                                                 --              --                  --              --                  --
1.25%                                                 --              --                  --              --                  --
1.25%                                                 --              --                  --              --                  --
1.25%                                                 --              --                  --              --                  --
1.25%                                                 --              --                  --              --                  --
1.25%                                                 --              --                  --              --                  --
1.25%                                            236,523              --             906,082              --           1,426,744
1.30%                                          1,516,381              --             197,109              --           2,349,441
1.35%                                          3,861,164              --             638,772              --           4,350,027
1.40%                                                 --              --                  --              --                  --
1.40%                                                 --              --                  --              --                  --
1.40%                                             77,515          17,222             370,926          10,259           2,738,043
1.45%                                          2,305,120              --             985,636              --           2,721,469
1.50%                                          1,783,394              --             599,341              --           2,281,153
1.55%                                          1,143,764              --             124,534              --           2,225,026
1.60%                                            116,831              --             126,663              --           1,498,118
1.65%                                          1,167,444              --             312,638              --           3,021,738
1.70%                                          5,659,447              --             468,897              --           6,879,805
1.75%                                          3,448,764              --              60,443              --           4,672,009
1.80%                                            183,471              --              71,542              --             772,234
1.85%                                            257,091              --              32,946              --             911,915
1.90%                                          6,424,420              --             127,177              --           6,318,598
1.95%                                          3,062,854              --               4,470              --           3,834,768
2.00%                                             76,653              --               3,188              --             263,094
2.05%                                            273,199              --              20,217              --             484,696
2.10%                                            987,604              --              14,074              --           1,289,999
2.15%                                            909,157              --                  --              --           1,052,849
2.20%                                             12,022              --                  --              --               9,788
2.25%                                                 --              --                  --              --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         37,556,149          17,222           6,489,876          10,259          55,814,536
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    367

                                                                                                       OPPEN
                                                 OPPEN             OPPEN             OPPEN          MAIN ST SM         PIMCO VIT
                                                HI INC          HI INC VA,          MAIN ST         MID CAP VA,       ALL ASSET,
SUBACCOUNT                                        VA               SERV               VA               SERV           ADVISOR CL
                                           ----------------------------------------------------------------------------------------
1.00%                                                --            279,937              --             116,715            23,960
1.05%                                                --                 --              --              23,924           173,853
1.10%                                                --          1,007,722              --             790,477                --
1.15%                                                --                 --              --              19,055           120,508
1.20%                                                --            386,772              --             360,371           317,772
1.25%                                                --                 --              --                  --                --
1.25%                                                --                 --              --                  --                --
1.25%                                                --                 --              --                  --                --
1.25%                                                --                 --              --                  --                --
1.25%                                                --                 --              --                  --                --
1.25%                                                --                 --              --                  --                --
1.25%                                                --            254,174              --             201,556            50,351
1.30%                                                --            167,048              --             217,369           130,508
1.35%                                                --            752,849              --             569,801           203,483
1.40%                                                --                 --              --                  --                --
1.40%                                                --                 --              --                  --                --
1.40%                                           547,956            465,687          72,992             140,099           167,481
1.45%                                                --            166,281              --             342,346           274,163
1.50%                                                --             16,286              --             103,759           191,217
1.55%                                                --            403,724              --             136,382            97,825
1.60%                                                --              7,526              --              79,377           105,551
1.65%                                                --            245,376              --              56,971           406,871
1.70%                                                --                 --              --             184,949         1,089,501
1.75%                                                --             64,126              --             355,880           602,970
1.80%                                                --                 --              --                  --            87,966
1.85%                                                --              4,931              --              22,453           100,523
1.90%                                                --                 --              --              24,495           852,608
1.95%                                                --                 --              --              26,098           706,267
2.00%                                                --                 --              --                 163            12,318
2.05%                                                --                 --              --                  --            28,889
2.10%                                                --                 --              --                  --           113,948
2.15%                                                --                 --              --                  --           141,436
2.20%                                                --                 --              --                  --             5,082
2.25%                                                --                 --              --                  --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           547,956          4,222,439          72,992           3,772,240         6,005,051
-----------------------------------------------------------------------------------------------------------------------------------







 368    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                      PUT VT
                                                PUT VT            PUT VT            PUT VT            GLOBAL            PUT VT
                                               DIV INC,          DIV INC,         GLOBAL EQ,        HLTH CARE,        GRO & INC,
SUBACCOUNT                                       CL IA             CL IB             CL IA             CL IB             CL IA
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                --                --              3,265                --
1.05%                                                --                --                --                 --                --
1.10%                                                --                --                --            148,672                --
1.15%                                                --                --                --                 --                --
1.20%                                                --                --                --             60,398                --
1.25%                                                --                --                --                 --                --
1.25%                                                --                --                --                 --                --
1.25%                                                --                --                --                 --                --
1.25%                                                --                --                --                 --                --
1.25%                                                --                --                --                 --                --
1.25%                                                --                --                --                 --                --
1.25%                                                --                --                --             55,324                --
1.30%                                                --                --                --             63,734                --
1.35%                                                --                --                --             30,098                --
1.40%                                                --                --                --                 --                --
1.40%                                                --                --                --                 --                --
1.40%                                           600,118           396,747           353,546             94,409         1,270,149
1.45%                                                --                --                --            202,506                --
1.50%                                                --                --                --            167,237                --
1.55%                                                --                --                --             27,433                --
1.60%                                                --                --                --             45,706                --
1.65%                                                --                --                --             44,460                --
1.70%                                                --                --                --             22,602                --
1.75%                                                --                --                --             45,180                --
1.80%                                                --                --                --                 --                --
1.85%                                                --                --                --             54,884                --
1.90%                                                --                --                --             44,154                --
1.95%                                                --                --                --              2,134                --
2.00%                                                --                --                --              1,622                --
2.05%                                                --                --                --              3,329                --
2.10%                                                --                --                --                 --                --
2.15%                                                --                --                --              4,258                --
2.20%                                                --                --                --                 --                --
2.25%                                                --                --                --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           600,118           396,747           353,546          1,121,405         1,270,149
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    369

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                              GRO & INC,         HI YIELD,         HI YIELD,           INC,            INTL EQ,
SUBACCOUNT                                       CL IB             CL IA             CL IB             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            163,085               --                --               --             210,281
1.05%                                                 --               --                --               --                  --
1.10%                                            991,262               --                --               --           1,226,581
1.15%                                             88,645               --                --           18,786              55,859
1.20%                                             17,287               --                --               --           1,666,365
1.25%                                                 --               --                --               --                  --
1.25%                                                 --               --                --               --                  --
1.25%                                                 --               --                --               --                  --
1.25%                                                 --               --                --               --                  --
1.25%                                                 --               --                --               --                  --
1.25%                                                 --               --                --               --                  --
1.25%                                            399,602               --                --            4,634           2,315,391
1.30%                                             51,524               --                --               --             195,520
1.35%                                            750,876               --                --               --           1,167,571
1.40%                                                 --               --                --               --                  --
1.40%                                                 --               --                --               --                  --
1.40%                                          1,063,241          245,450           202,504               --           1,199,252
1.45%                                             17,265               --                --               --           2,733,132
1.50%                                             53,031               --                --           15,757             966,194
1.55%                                             82,180               --                --               --             252,398
1.60%                                                 --               --                --               --              21,068
1.65%                                             38,823               --                --               --             681,911
1.70%                                             49,857               --                --            2,326             876,541
1.75%                                                 --               --                --               --              48,780
1.80%                                                 --               --                --               --              11,887
1.85%                                              1,637               --                --               --              28,937
1.90%                                                 --               --                --               --               9,594
1.95%                                                 --               --                --               --                  --
2.00%                                                 --               --                --               --                  --
2.05%                                                 --               --                --               --                  --
2.10%                                                 --               --                --               --                  --
2.15%                                                 --               --                --               --                  --
2.20%                                                 --               --                --               --                  --
2.25%                                                 --               --                --               --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,768,315          245,450           202,504           41,503          13,667,262
-----------------------------------------------------------------------------------------------------------------------------------





 370    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL GRO,         INTL VAL,      MULTI-CAP GRO,    MULTI-CAP GRO,       RESEARCH,
SUBACCOUNT                                       CL IB             CL IB             CL IA             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                                19               --                 --             20,528            3,210
1.05%                                                --               --                 --                 --               --
1.10%                                           226,747               --                 --            336,429           66,323
1.15%                                                --               --                 --             90,709               --
1.20%                                                --               --                 --            424,224           17,799
1.25%                                                --               --                 --            651,541               --
1.25%                                                --               --                 --            105,952               --
1.25%                                                --               --                 --                 --               --
1.25%                                                --               --                 --                 --               --
1.25%                                                --               --                 --                 --               --
1.25%                                                --               --                 --                 --               --
1.25%                                            74,062               --                 --                 --               --
1.30%                                                --               --                 --              4,565            7,460
1.35%                                           448,813               --                 --            409,408           24,730
1.40%                                                --               --                 --                 --               --
1.40%                                                --               --                 --                 --               --
1.40%                                           114,898            4,109            836,066            347,353            2,908
1.45%                                                --               --                 --            863,744               --
1.50%                                                --               --                 --            622,036            6,110
1.55%                                                --               --                 --                768               --
1.60%                                                --               --                 --                 --               --
1.65%                                                --               --                 --             33,437               --
1.70%                                                --               --                 --            124,744               --
1.75%                                                --               --                 --                 --               --
1.80%                                                --               --                 --                 --               --
1.85%                                                --               --                 --              2,288               --
1.90%                                                --               --                 --              9,074               --
1.95%                                                --               --                 --             18,028               --
2.00%                                                --               --                 --                 --               --
2.05%                                                --               --                 --                 --               --
2.10%                                                --               --                 --                 --               --
2.15%                                                --               --                 --                 --               --
2.20%                                                --               --                 --                 --               --
2.25%                                                --               --                 --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           864,539            4,109            836,066          4,064,828          128,540
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    371

                                                PUT VT            PUT VT            PUT VT             ROYCE             ROYCE
                                              SM CAP VAL,        VOYAGER,          VOYAGER,         MICRO-CAP,          SM-CAP,
SUBACCOUNT                                       CL IB             CL IA             CL IB           INVEST CL         INVEST CL
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                --                --                --                --
1.05%                                               267                --                --                --                --
1.10%                                                --                --                --                --                --
1.15%                                            11,003                --                --                --                --
1.20%                                            45,336                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.30%                                            20,399                --                --                --                --
1.35%                                            37,938                --                --                --                --
1.40%                                                --                --                --                --                --
1.40%                                                --                --                --                --                --
1.40%                                            13,314           186,470           685,643           137,533           179,351
1.45%                                            16,766                --                --                --                --
1.50%                                            56,094                --                --            89,514            99,352
1.55%                                            12,569                --                --                --                --
1.60%                                            56,691                --                --           365,438           196,228
1.65%                                            36,749                --                --                --                --
1.70%                                           298,858                --                --                --                --
1.75%                                            34,128                --                --                --                --
1.80%                                             8,365                --                --                --                --
1.85%                                             8,155                --                --                --                --
1.90%                                            84,414                --                --                --                --
1.95%                                            69,651                --                --                --                --
2.00%                                             1,688                --                --                --                --
2.05%                                               554                --                --                --                --
2.10%                                            18,900                --                --                --                --
2.15%                                             3,143                --                --                --                --
2.20%                                                --                --                --                --                --
2.25%                                                --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           834,982           186,470           685,643           592,485           474,931
-----------------------------------------------------------------------------------------------------------------------------------





 372    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                                 BAL,           CASH MGMT,         DIV BOND,        DIV EQ INC,         DYN EQ,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                             73,552           576,063           644,970           223,368           203,295
1.05%                                                 --           344,385           374,402           304,399            29,735
1.10%                                            378,152         4,812,534         2,329,412           998,320         1,587,583
1.15%                                             26,309           814,863           617,526         3,549,652         2,312,446
1.20%                                                 --         1,772,190         1,313,613           984,091         1,241,576
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                             85,184         2,075,399           548,765           956,895         2,512,229
1.30%                                                 --         2,125,596         1,076,154         2,144,002         2,282,861
1.35%                                            437,710         4,962,232         2,543,523         4,483,853         5,032,910
1.40%                                                 --                --                --           294,606                --
1.40%                                                 --                --                --         2,123,073                --
1.40%                                            880,268         4,614,594         2,609,408                --         3,074,421
1.45%                                                 --         2,911,049         2,221,285         3,252,763         3,592,293
1.50%                                             83,080         2,902,127         2,259,850         2,634,620         6,904,184
1.55%                                                 --         4,248,435           906,388           944,113         1,842,504
1.60%                                            914,699         1,372,984           832,567         1,778,188         3,124,414
1.65%                                                 --         2,114,909         1,362,785         2,715,813         3,157,322
1.70%                                              8,877         3,587,342         4,009,488        10,952,835         9,784,414
1.75%                                                 --         2,600,950         2,027,292         5,035,769         2,788,045
1.80%                                                 --           834,494           178,236           679,312           618,601
1.85%                                                 --           302,959           263,733           559,268           889,855
1.90%                                                 --         2,910,075         3,451,246        10,250,591         7,800,599
1.95%                                                 --         1,062,621         1,810,786         4,515,064         2,659,287
2.00%                                                 --            26,711            31,318           138,175           255,965
2.05%                                                 --           397,737           228,571           658,354           351,572
2.10%                                                 --         1,265,544           533,398         1,424,407         1,374,800
2.15%                                                 --         1,158,687           689,370         1,238,428           713,846
2.20%                                                 --            60,689            10,537            28,104                --
2.25%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,887,831        49,855,169        32,874,623        62,868,063        64,134,757
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    373

                                             COL VP GLOBAL        COL VP                              COL VP            COL VP
                                               INFLATION         HI YIELD           COL VP            MID CAP           MID CAP
                                               PROT SEC,           BOND,           INC OPP,          GRO OPP,          VAL OPP,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                             46,109                --            37,051               521                --
1.05%                                            268,600             6,516           172,620                --             6,614
1.10%                                                 --                --                --            48,251                --
1.15%                                            352,109           479,141           130,919           139,369                --
1.20%                                            381,536           289,796           250,859            28,866                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                            238,812           279,967            59,596             3,332                --
1.30%                                            251,481           301,614            94,895            77,171                --
1.35%                                            508,269           398,610           161,542           214,030             4,190
1.40%                                                 --                --                --                --                --
1.40%                                                 --                --                --                --                --
1.40%                                            288,059         1,400,086           131,768         1,008,989                --
1.45%                                            489,235           677,709           255,954            39,574                --
1.50%                                            395,034           557,818           150,476           149,151             2,777
1.55%                                            197,218           136,555            82,295           119,885                --
1.60%                                            183,297         1,699,468            58,406           201,388                --
1.65%                                            609,834           858,388           243,813            46,560                --
1.70%                                          2,737,275         2,244,141         1,435,960           313,501           170,637
1.75%                                          1,026,908           930,917           503,163            62,193           123,865
1.80%                                             99,447         1,531,580            33,383            91,493           792,510
1.85%                                            123,157           460,938            65,268            81,647                --
1.90%                                          2,122,767         1,428,596           967,093           547,724           167,187
1.95%                                            988,224           626,089           460,878                --                --
2.00%                                             28,228           154,462             9,982            31,767                --
2.05%                                            144,503           159,638            52,693            28,913                --
2.10%                                            378,248           385,391           183,853            61,978             8,097
2.15%                                            255,864           310,909            79,170               362                --
2.20%                                              6,186             1,418             3,643                --                --
2.25%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         12,120,400        15,319,747         5,625,280         3,296,665         1,275,877
-----------------------------------------------------------------------------------------------------------------------------------





 374    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                      COL VP            COL VP
                                                COL VP            COL VP            COL VP           SELECT LG         SELECT SM
                                               S&P 500,       SHORT DURATION,     LG CAP GRO,        CAP VAL,          CAP VAL,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                            403,730           312,951             5,537              --                  --
1.05%                                            186,006           160,415             9,323              --                  --
1.10%                                          2,258,202         2,509,055            28,776              --              92,297
1.15%                                            175,083           553,009            73,860           4,450              15,048
1.20%                                            651,165         1,387,954             7,633              --              42,016
1.25%                                                 --                --                --              --                  --
1.25%                                                 --                --                --              --                  --
1.25%                                            122,937                --                --              --                  --
1.25%                                          1,538,055           674,392                --              --                  --
1.25%                                                 --           746,906                --              --                  --
1.25%                                                 --                --                --              --                  --
1.25%                                                 --                --            13,533              --             164,131
1.30%                                            743,650         1,449,954            25,197              --                  --
1.35%                                          3,025,229         2,386,376            82,468          13,142              88,353
1.40%                                                 --           269,533                --              --              47,754
1.40%                                                 --           892,851                --              --             105,249
1.40%                                             95,731                --           197,825              --                  --
1.45%                                            375,392         1,141,390             3,582           9,052             314,945
1.50%                                            596,433         1,343,347           185,577           7,056             146,950
1.55%                                            499,589           815,914            31,600          14,163                  --
1.60%                                             37,788           537,014           194,393              --             209,299
1.65%                                            292,483           995,207                --              --              23,203
1.70%                                            408,386         2,680,979           330,853           2,095              37,156
1.75%                                            669,214         1,497,666            79,183           6,366                  --
1.80%                                             24,624           187,792                --              --                  --
1.85%                                             11,171           355,654             4,074              --                  --
1.90%                                            211,128         2,722,442           360,878              --                  --
1.95%                                             14,002           591,198            10,016          11,935                  --
2.00%                                             20,343            30,289                --              --                  --
2.05%                                             13,018           415,259            19,792           7,758                  --
2.10%                                                 --           475,432            52,358              --                  --
2.15%                                                 --           192,784                --              --                  --
2.20%                                                 --             2,543               553              --                  --
2.25%                                                 --                --                --              --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         12,373,359        25,328,306         1,717,011          76,017           1,286,401
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    375

                                                COL VP            COL VP              VP                VP                VP
                                            EMER MKTS OPP,       INTL OPP,           AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                       CL 3              CL 3              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                             12,220               --         13,419,300         15,180,895        5,530,241
1.05%                                            123,943               --            508,838         35,635,876          947,184
1.10%                                                 --               --                 --                 --               --
1.15%                                            658,972               --                 --          3,062,780          167,611
1.20%                                            307,119           66,462          5,915,982         30,516,692        5,000,028
1.25%                                                 --               --                 --                 --               --
1.25%                                                 --               --                 --                 --               --
1.25%                                                 --               --                 --                 --               --
1.25%                                                 --               --                 --                 --               --
1.25%                                                 --               --                 --                 --               --
1.25%                                                 --               --                 --                 --               --
1.25%                                             65,218            5,359          1,239,013          8,890,784          507,924
1.30%                                            587,352               --            209,109          1,263,794           50,207
1.35%                                            956,109            3,388             21,905         10,791,021          658,992
1.40%                                                 --               --                 --                 --               --
1.40%                                                 --               --                 --                 --               --
1.40%                                            473,563          507,411                 --          9,511,163          124,828
1.45%                                            670,295               --          2,845,280         35,539,932        2,695,734
1.50%                                          1,117,241               --            633,292          5,346,015          726,571
1.55%                                            311,798              585          1,266,114          5,832,971        2,428,431
1.60%                                            503,513            6,160                 --          2,891,404          299,243
1.65%                                            682,299              437             22,323         11,689,554          404,739
1.70%                                          2,740,612           13,421          3,678,238         68,261,951        2,475,927
1.75%                                          1,189,474            9,852            395,551         44,968,180          888,470
1.80%                                            249,948               --            374,644            981,342          258,391
1.85%                                            231,148               --            103,005          4,620,524               --
1.90%                                          2,330,448            1,622          2,127,796         45,458,782        2,840,327
1.95%                                          1,023,014            5,351            310,687         19,052,006          689,372
2.00%                                             49,545               --            167,053            132,080          682,542
2.05%                                            195,042               --                 --            448,103           30,085
2.10%                                            415,907               --                 --          5,722,307               --
2.15%                                            249,232               --                 --          4,381,325          315,773
2.20%                                              6,941               --                 --            265,931               --
2.25%                                                 --               --                 --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         15,150,953          620,048         33,238,130        370,445,412       27,722,620
-----------------------------------------------------------------------------------------------------------------------------------





 376    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                    VP
                                                  VP             DAVIS NY             VP                VP                VP
                                               CONSERV,          VENTURE,       GS MID CAP VAL,        MOD,              MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
1.00%                                           2,526,026           48,280              --           56,612,591         57,303,287
1.05%                                          22,295,401          294,919           2,222            7,271,525        241,302,772
1.10%                                                  --               --              --                   --                 --
1.15%                                             614,498           65,262             637               86,238          8,331,048
1.20%                                          25,867,247          460,440           4,525           82,870,342        192,523,801
1.25%                                                  --               --              --                   --                 --
1.25%                                                  --               --              --                   --                 --
1.25%                                                  --               --              --                   --                 --
1.25%                                                  --               --              --                   --                 --
1.25%                                                  --               --              --                   --                 --
1.25%                                                  --               --              --                   --                 --
1.25%                                           7,571,848          119,551              --            7,273,926         83,343,651
1.30%                                             490,240           85,242              --              261,234          6,400,032
1.35%                                          11,345,787          158,393              --            1,905,415         90,364,231
1.40%                                                  --               --              --                   --                 --
1.40%                                                  --               --              --                   --                 --
1.40%                                           9,047,914          242,742              --            1,228,549         64,190,438
1.45%                                          20,921,230          622,096              --           30,458,476        131,140,938
1.50%                                          10,041,926          128,314              --            2,490,625         60,332,196
1.55%                                           4,048,500           83,894           6,145           24,756,826         43,541,856
1.60%                                           3,042,758          114,118              --              568,095         16,510,021
1.65%                                           6,713,331          486,801              --            3,413,081         42,713,343
1.70%                                          58,932,420        2,012,358           7,044           32,170,457        516,524,988
1.75%                                          25,315,510          763,555          41,612            5,114,603        180,530,655
1.80%                                           1,813,866           61,344              --            3,193,482          8,841,279
1.85%                                           6,523,086          141,915              --              349,001         18,282,438
1.90%                                          34,074,500        1,481,257           8,040            2,407,334        248,213,963
1.95%                                          10,680,714          912,437              --            7,344,461        114,756,532
2.00%                                             174,897           20,643              --            1,181,313          3,976,917
2.05%                                           3,336,004           42,881              --              988,775         16,443,909
2.10%                                           8,040,004          242,558           5,181            1,347,494         37,727,751
2.15%                                           5,897,933           89,894              --            1,811,732         19,918,726
2.20%                                                  --            5,735              --               47,010            257,447
2.25%                                                  --               --              --                   --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         279,315,640        8,684,629          75,406          275,152,585      2,203,472,219
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    377

                                                                                                                          VP
                                                  VP                VP                VP                VP             PTNRS SM
                                               MOD AGGR,         MOD AGGR,       MOD CONSERV,      MOD CONSERV,        CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                          40,503,007         41,590,054      12,869,208         16,063,149           44,890
1.05%                                           3,300,951        126,812,361       2,064,151         37,757,019            4,587
1.10%                                                  --                 --              --                 --          322,562
1.15%                                             410,469          4,255,883              --          1,915,290        1,907,954
1.20%                                          40,350,548        109,669,929      19,275,904         35,135,491          107,556
1.25%                                                  --                 --              --                 --               --
1.25%                                                  --                 --              --                 --               --
1.25%                                                  --                 --              --                 --               --
1.25%                                                  --                 --              --                 --               --
1.25%                                                  --                 --              --                 --               --
1.25%                                                  --                 --              --                 --               --
1.25%                                           5,079,901         48,578,562       2,099,353         10,072,007          227,148
1.30%                                                  --          4,133,670          47,519          1,837,924          999,247
1.35%                                             846,124         38,639,336         991,489         18,179,221        2,371,396
1.40%                                                  --                 --              --                 --               --
1.40%                                                  --                 --              --                 --               --
1.40%                                             226,967         35,113,714         860,320         10,626,662        1,363,617
1.45%                                          25,767,014         77,624,412       6,556,568         24,507,216        1,651,726
1.50%                                             588,272         22,515,512         450,089         14,825,635        1,582,663
1.55%                                          16,512,056         22,169,049       3,852,178          8,343,720          603,403
1.60%                                             379,809         11,465,545         637,945          5,295,296        1,052,622
1.65%                                             770,624         29,839,346       2,379,502          9,394,321        1,664,827
1.70%                                          25,057,049        254,807,297       6,738,692         81,004,150        5,827,675
1.75%                                           3,153,250         99,381,493       1,440,651         29,558,851        2,898,304
1.80%                                           2,800,362          8,758,542       1,276,858          4,024,887          541,592
1.85%                                             324,047          6,113,613              --          3,754,515          414,863
1.90%                                             774,227        154,365,165       1,479,573         43,744,488        6,248,122
1.95%                                           3,683,118         62,717,698       1,054,443         12,979,923        2,533,409
2.00%                                           1,505,757          2,178,128         619,577            100,126          135,967
2.05%                                                  --          7,565,600              --          3,623,848          374,674
2.10%                                             185,387         19,237,707         209,308          7,950,886          965,632
2.15%                                             533,696          9,578,782         258,601          4,072,780          679,216
2.20%                                                  --             69,144              --             60,972           10,262
2.25%                                                  --                 --              --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         172,752,635      1,197,180,542      65,161,929        384,828,377       34,533,914
-----------------------------------------------------------------------------------------------------------------------------------





 378    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 THIRD                                                WF ADV            WF ADV
                                                  AVE             WANGER            WANGER          VT CORE EQ,       VT CORE EQ,
SUBACCOUNT                                        VAL              INTL               USA              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                --             15,147             9,972           21,363            418,294
1.05%                                                --            119,091            69,813               --                 --
1.10%                                                --                 --                --          212,633          1,590,509
1.15%                                                --            812,447         1,308,589               --             69,081
1.20%                                                --            187,291           164,974               --            750,285
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --                 --                --               --                 --
1.25%                                                --             35,004            30,074           64,378            408,862
1.30%                                                --            635,122           891,211               --            473,941
1.35%                                                --            944,441         1,472,108          392,607          1,504,166
1.40%                                                --                 --                --               --                 --
1.40%                                                --                 --                --               --                 --
1.40%                                            89,731            214,902           787,280               --            406,708
1.45%                                                --            967,772           998,989               --            730,398
1.50%                                            57,694          1,137,721           923,850               --            425,257
1.55%                                                --            255,164           474,857               --            407,054
1.60%                                           355,185            488,007         1,298,394               --             73,235
1.65%                                                --            732,911         1,167,271               --            290,332
1.70%                                                --          2,429,513         4,208,344               --            411,671
1.75%                                                --          1,827,013         1,983,952               --            111,225
1.80%                                                --            100,409           441,935               --              7,635
1.85%                                                --            106,839           384,204               --             49,407
1.90%                                                --          1,842,802         3,654,656               --            339,543
1.95%                                                --          1,714,557         1,664,326               --                 --
2.00%                                                --             21,694            82,796               --                 --
2.05%                                                --             63,201           224,793               --             16,993
2.10%                                                --            360,337           586,665               --             27,725
2.15%                                                --            421,160           427,406               --                 --
2.20%                                                --              7,310             7,846               --                217
2.25%                                                --                 --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           502,610         15,439,855        23,264,305          690,981          8,512,538
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    379

                                                WF ADV                                                WF ADV
                                               VT INDEX           WF ADV            WF ADV         VT INTRINSIC         WF ADV
                                             ASSET ALLOC,       VT INTL EQ,       VT INTL EQ,          VAL,          VT OMEGA GRO,
SUBACCOUNT                                       CL 2              CL 1              CL 2              CL 2              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --           20,318            192,297                --            70,634
1.05%                                                 --               --                 --             7,210                --
1.10%                                                 --          313,066          1,215,969                --           439,836
1.15%                                                 --               --            637,176           171,437                --
1.20%                                            838,366               --            739,931           657,159                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                          2,079,826           95,064            354,204         1,592,106           215,131
1.30%                                                 --               --            641,081            97,261                --
1.35%                                              1,329          343,717          1,960,566            71,624           970,509
1.40%                                                 --               --                 --                --                --
1.40%                                                 --               --                 --                --                --
1.40%                                            843,702               --            323,855         1,173,043                --
1.45%                                          2,712,588               --            926,909         1,287,252                --
1.50%                                          1,829,000               --            690,396         1,097,320                --
1.55%                                                 --               --            347,014            36,518                --
1.60%                                             48,576               --             54,148         1,071,101                --
1.65%                                            131,837               --            211,494           388,174                --
1.70%                                            822,207               --          1,408,178         1,341,901                --
1.75%                                                 --               --            162,075           248,368                --
1.80%                                                 --               --              7,859           421,324                --
1.85%                                                 --               --             60,848           428,418                --
1.90%                                                 --               --          1,966,977           930,551                --
1.95%                                                 --               --                 --                --                --
2.00%                                                 --               --              1,668            90,229                --
2.05%                                                 --               --            103,697           109,340                --
2.10%                                             11,916               --            187,033           169,614                --
2.15%                                                 --               --                 --               694                --
2.20%                                                 --               --                453                --                --
2.25%                                                 --               --                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          9,319,347          772,165         12,193,828        11,390,644         1,696,110
-----------------------------------------------------------------------------------------------------------------------------------





 380    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                                        WF ADV
                                                WF ADV            WF ADV            WF ADV            WF ADV           VT TOTAL
                                             VT OMEGA GRO,    VT SM CAP GRO,    VT SM CAP VAL,    VT SM CAP VAL,     RETURN BOND,
SUBACCOUNT                                       CL 2              CL 2              CL 1              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            291,705            65,097            37,809           349,987           468,900
1.05%                                              6,291                --                --                --             5,448
1.10%                                          1,079,512           802,372         1,101,319         1,560,113         2,029,263
1.15%                                          1,503,962           266,924                --            18,091         1,481,282
1.20%                                          1,629,252         1,388,816                --           430,869           787,402
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                          1,378,399         1,163,374           460,636           240,196         1,181,092
1.30%                                            871,117           336,811                --           558,770         1,855,770
1.35%                                          2,032,805           789,058         1,611,277         1,452,725         3,891,442
1.40%                                                 --                --                --                --                --
1.40%                                                 --                --                --                --                --
1.40%                                          2,121,127           785,258                --           655,251         2,233,501
1.45%                                          2,749,826         2,035,821                --           613,704           895,200
1.50%                                          2,038,060         2,262,077                --           309,067         1,865,803
1.55%                                            746,919           368,173                --           281,303         1,287,790
1.60%                                          1,622,769             6,201                --            23,097         1,343,668
1.65%                                          1,082,341           440,674                --           223,549         1,315,228
1.70%                                          4,102,548         2,412,364                --           253,411         5,465,830
1.75%                                            353,390            35,911                --            72,313           416,286
1.80%                                            552,328             4,653                --                --           483,311
1.85%                                            513,587            35,471                --            66,580           917,068
1.90%                                          5,237,525           844,059                --           253,208         5,622,885
1.95%                                                 --                --                --                --                --
2.00%                                            114,083             2,744                --                --           284,760
2.05%                                            439,409            34,033                --           101,873           615,551
2.10%                                            543,433            79,531                --            26,199           908,318
2.15%                                                338                --                --                --             2,548
2.20%                                                414                --                --                --                --
2.25%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         31,011,140        14,159,422         3,211,041         7,490,306        35,358,346
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    381

The following is a summary of net assets at Dec. 31, 2010:



                                                AB VPS            AB VPS
                                              BAL WEALTH      GLOBAL THEMATIC       AB VPS            AB VPS            AB VPS
                                               STRATEGY,           GRO,           GRO & INC,        INTER BOND,        INTL VAL,
SUBACCOUNT                                       CL B              CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                         $    5,663        $   42,225        $   433,062       $       --        $    19,123
1.05%                                                 89            10,703             63,657               --            143,699
1.10%                                            409,050           407,721          2,948,684               --                 --
1.15%                                             16,376                79             84,184               --          3,499,886
1.20%                                            111,781            28,108            170,046               --            317,729
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                              2,732           170,662          1,024,414               --             48,856
1.30%                                             71,826           119,195            205,997               --          2,350,919
1.35%                                            204,177           784,750          4,418,699               --          3,975,075
1.40%                                                 --                --                 --               --                 --
1.40%                                                 --                --                 --               --                 --
1.40%                                             19,485           338,042            178,798          738,228          2,261,283
1.45%                                             43,372           176,650            224,188               --          2,187,550
1.50%                                             68,269           135,769            241,500          270,337          3,134,319
1.55%                                             34,227           301,430            269,393               --          1,302,829
1.60%                                             13,613           577,570            320,742        1,170,568          2,079,758
1.65%                                              8,543            72,299            319,746               --          2,704,239
1.70%                                              2,404           170,938             70,113               --         10,222,915
1.75%                                            154,929            21,457            124,448               --          4,209,883
1.80%                                             24,433            17,960             91,827               --          1,020,484
1.85%                                                 87            19,551             32,586               --            954,479
1.90%                                                 87            29,527            123,457               --          9,136,206
1.95%                                              7,515                81              6,646               --          3,489,035
2.00%                                                 87            11,330                 73               --            190,791
2.05%                                                 87                77             78,334               --            580,765
2.10%                                             10,412                76                745               --          1,307,584
2.15%                                                 87            12,868                 86               --            932,176
2.20%                                                 87                76                 73               --             17,233
2.25%                                                 --                88                 83               --                 75
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,209,418        $3,449,232        $11,431,581       $2,179,133        $56,086,891
-----------------------------------------------------------------------------------------------------------------------------------





 382    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                AB VPS             AC VP             AC VP                               AC VP
                                              LG CAP GRO,       INC & GRO,      INFLATION PROT,        AC VP         MID CAP VAL,
SUBACCOUNT                                       CL B              CL I              CL II          INTL, CL II          CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                         $  136,203         $     --         $        --         $    --           $    91
1.05%                                                 --               --               2,437              77                76
1.10%                                            935,698               --                  --              --                --
1.15%                                                 --               --           5,378,985              71                75
1.20%                                            103,572               --               2,057              76             6,064
1.25%                                                 --               --                  --              --                --
1.25%                                                 --               --                  --              --                --
1.25%                                                 --               --                  --              --                --
1.25%                                                 --               --                  --              --                --
1.25%                                                 --               --                  --              --                --
1.25%                                                 --               --                  --              --                --
1.25%                                            350,191               --               2,415              76                75
1.30%                                            102,925               --           3,858,492              70                75
1.35%                                          1,814,257               --           6,420,181              70             8,705
1.40%                                                 --               --                  --              --                --
1.40%                                                 --               --                  --              --                --
1.40%                                            659,196          473,614           2,722,542              75            16,531
1.45%                                            121,890               --           2,769,200          13,674                75
1.50%                                            185,914               --           5,267,692              70               719
1.55%                                            141,059               --           2,225,581              70                74
1.60%                                            738,329               --           2,406,804              75            26,472
1.65%                                            154,611               --           3,619,019              69                91
1.70%                                              3,367               --          15,246,522             315               118
1.75%                                                113               --           6,488,294           1,032                73
1.80%                                                105               --           1,298,868              69                73
1.85%                                                120               --           1,601,639              68                73
1.90%                                                 --               --          14,291,969             127                88
1.95%                                                 --               --           5,052,564              67                73
2.00%                                                 --               --             417,462              67                73
2.05%                                                 --               --           1,069,820              88                73
2.10%                                                 --               --           2,279,911              66             6,794
2.15%                                                 --               --           1,444,856              66                73
2.20%                                                 --               --               9,840              66                72
2.25%                                                 --               --                  --              --                90
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $5,447,550         $473,614         $83,877,150         $16,504           $66,796
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    383

                                                 AC VP             AC VP             AC VP            COL VP
                                                ULTRA,             VAL,              VAL,          ASSET ALLOC,    COL FEDERAL SEC,
SUBACCOUNT                                       CL II             CL I              CL II             CL 1             VS CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        88        $     --          $     85          $     --          $     --
1.05%                                               8,508              --             6,494                --                --
1.10%                                                  --              --                --                --                --
1.15%                                           2,147,040              --            60,690            41,712           170,063
1.20%                                             238,899              --                75                --                --
1.25%                                                  --              --                --                --                --
1.25%                                                  --              --                --                --                --
1.25%                                                  --              --                --                --                --
1.25%                                                  --              --                --                --                --
1.25%                                                  --              --                --                --                --
1.25%                                                  --              --                --                --                --
1.25%                                                  74              --                75            72,026           687,265
1.30%                                           1,632,635              --            35,556                --                --
1.35%                                           2,467,003              --            80,070                --                --
1.40%                                                  --              --                --                --                --
1.40%                                                  --              --                --                --                --
1.40%                                                  76         604,269            14,862                --                --
1.45%                                           2,758,837              --            39,101                --                --
1.50%                                           1,803,689              --            85,270                --                --
1.55%                                             606,248              --            20,623                --                --
1.60%                                              53,691              --            70,783                --                --
1.65%                                           1,929,681              --               726                --                --
1.70%                                           5,996,220              --            87,323                --                --
1.75%                                           4,493,670              --                81                --                --
1.80%                                             191,881              --            43,247                --                --
1.85%                                             245,867              --                56                --                --
1.90%                                           4,247,847              --            18,350                --                --
1.95%                                           4,155,531              --            16,936                --                --
2.00%                                              53,892              --                56                --                --
2.05%                                             145,462              --                56                --                --
2.10%                                             838,772              --                56                --                --
2.15%                                           1,104,565              --                56                --                --
2.20%                                              19,028              --                56                --                --
2.25%                                                  86              --                84                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $35,139,290        $604,269          $580,767          $113,738          $857,328
-----------------------------------------------------------------------------------------------------------------------------------





 384    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                                        COL VP
                                                COL VP            COL VP            COL LG            COL VP            MARSICO
                                                HI INC,           HI INC,          CAP GRO,        MARSICO GRO,        INTL OPP,
SUBACCOUNT                                       CL 1              CL 2             VS CL A            CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $        85        $     --         $   55,391         $     83
1.05%                                                --              54,159              --            312,689           34,872
1.10%                                                --                  --              --                 --               --
1.15%                                            20,170             994,676         198,156            171,510               66
1.20%                                                --              76,360              --            455,874           22,074
1.25%                                                --                  --              --                 --               --
1.25%                                                --                  --              --                 --               --
1.25%                                                --                  --              --                 --               --
1.25%                                                --                  --              --                 --               --
1.25%                                                --                  --              --                 --               --
1.25%                                                --                  --              --                 --               --
1.25%                                           331,808             203,411         116,206            102,365               66
1.30%                                                --             596,922              --            107,178               66
1.35%                                                --           1,200,609              --            236,981           20,942
1.40%                                                --                  --              --                 --               --
1.40%                                                --                  --              --                 --               --
1.40%                                                --              29,518              --            272,672           24,076
1.45%                                                --             980,395              --            577,751           17,179
1.50%                                                --             992,287              --            183,085           57,936
1.55%                                                --             415,248              --            101,643               66
1.60%                                                --             141,988              --            148,565               66
1.65%                                                --             725,549              --            445,994               65
1.70%                                                --           2,539,939              --          1,808,682           38,105
1.75%                                                --           2,253,695              --            727,991               65
1.80%                                                --             156,692              --             73,929               64
1.85%                                                --              93,708              --            138,626            6,330
1.90%                                                --           2,246,218              --          1,551,823           60,382
1.95%                                                --           1,944,777              --            824,329           25,723
2.00%                                                --              36,466              --             17,172               64
2.05%                                                --             110,049              --             64,492               64
2.10%                                                --             602,929              --            225,568           13,477
2.15%                                                --             570,401              --            104,588               64
2.20%                                                --               2,050              --             10,251               64
2.25%                                                --                  83              --                 89               81
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $351,978         $16,968,214        $314,362         $8,719,238         $322,040
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    385

                                                COL VP            COL VP              CS                CS              DREY IP
                                              SM CAP VAL,       SM CO GRO,         COMMODITY           U.S.          MIDCAP STOCK,
SUBACCOUNT                                       CL 2              CL 1             RETURN           EQ FLEX I           SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   39,881         $     --          $     87          $     --           $    --
1.05%                                            219,115               --            18,229                --                73
1.10%                                                 --               --                --                --                --
1.15%                                             87,507            8,080                97                --               128
1.20%                                            377,300               --            91,338                --                73
1.25%                                                 --               --                --                --                --
1.25%                                                 --               --                --                --                --
1.25%                                                 --               --                --                --                --
1.25%                                                 --               --                --                --                --
1.25%                                                 --               --                --                --                --
1.25%                                                 --               --                --                --                --
1.25%                                             81,703          109,054             2,022                --                73
1.30%                                             76,289               --            14,928                --               886
1.35%                                            196,314               --             5,883                --            19,030
1.40%                                                 --               --                --                --                --
1.40%                                                 --               --                --                --                --
1.40%                                            155,378               --            22,163            35,291                73
1.45%                                            356,425               --            23,081                --               957
1.50%                                            128,262               --            43,675             8,496            29,796
1.55%                                             95,423               --            10,054                --               125
1.60%                                             96,282               --            75,649           127,225                72
1.65%                                            356,757               --            18,121                --               124
1.70%                                          1,411,577               --           439,800                --            23,075
1.75%                                            515,960               --            35,045                --               123
1.80%                                             41,134               --            19,694                --               123
1.85%                                             98,430               --                72                --               122
1.90%                                          1,043,790               --            31,696                --               122
1.95%                                            617,988               --             9,130                --            13,495
2.00%                                             19,476               --                71                --               120
2.05%                                             28,566               --                71                --               120
2.10%                                            194,391               --             9,997                --               120
2.15%                                             48,721               --                71                --               120
2.20%                                              4,752               --                72                --               119
2.25%                                                 97               --                86                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $6,291,518         $117,134          $871,132          $171,012           $89,069
-----------------------------------------------------------------------------------------------------------------------------------





 386    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                DREY IP          DREY SOC            DREY            DREY VIF          DREY VIF
                                               TECH GRO,         RESP GRO,         VIF APPR,         INTL EQ,          INTL VAL,
SUBACCOUNT                                       SERV              INIT              SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $       --         $     --          $     81          $     77
1.05%                                                 104               --              170            10,852             6,918
1.10%                                                  --               --               --                --                --
1.15%                                             826,763               --           10,458                63               128
1.20%                                              63,375          140,318              169             6,346                68
1.25%                                                  --               --               --                --                --
1.25%                                                  --               --               --                --                --
1.25%                                                  --               --               --                --                --
1.25%                                                  --               --               --                --                --
1.25%                                                  --               --               --                --                --
1.25%                                                  --               --               --                --                --
1.25%                                                  92          272,749              168                63                67
1.30%                                             574,123               --          173,569                62             2,238
1.35%                                             943,891               --           17,524                62            19,156
1.40%                                                  --               --               --                --                --
1.40%                                                  --               --               --                --                --
1.40%                                             425,427          117,750           38,707                62                67
1.45%                                             659,592          263,632           16,939            49,147             2,419
1.50%                                             791,453           50,577           25,626             1,251            41,864
1.55%                                             307,759               --              118                62               124
1.60%                                             487,356              109          144,044            38,546                66
1.65%                                             688,574           14,555              118                61                80
1.70%                                           2,273,924          155,123            1,723            15,031            17,805
1.75%                                           1,181,742               --           12,800             4,894            17,807
1.80%                                             271,074              107           46,943             1,795            10,447
1.85%                                             220,438               --              116                61               121
1.90%                                           2,235,402               --           55,759                91            25,858
1.95%                                             981,286               --              115                61            30,431
2.00%                                              33,146               --              115                61               120
2.05%                                             120,491               --           78,483                61                71
2.10%                                             328,322               --              114                61               119
2.15%                                             260,682               --              114                60             5,402
2.20%                                               4,088               --              113                60               119
2.25%                                                  --               --               --                80                75
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $13,679,104       $1,014,920         $624,005          $128,974          $181,647
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    387

                                                 EV VT            FID VIP           FID VIP           FID VIP           FID VIP
                                             FLOATING-RATE         BAL,              BAL,           CONTRAFUND,       CONTRAFUND,
SUBACCOUNT                                        INC             SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   21,459         $     --           $    --         $  182,508       $  1,422,580
1.05%                                            132,474               --                --                 --            255,571
1.10%                                                 --               --                --          2,365,198          8,385,516
1.15%                                             79,052            5,578                --                 --          8,296,023
1.20%                                            281,812               --                --                 --          3,210,773
1.25%                                                 --               --                --                 --                 --
1.25%                                                 --               --                --                 --                 --
1.25%                                                 --               --                --                 --                 --
1.25%                                                 --               --                --                 --                 --
1.25%                                                 --               --                --                 --                 --
1.25%                                                 --               --                --                 --                 --
1.25%                                             42,795          238,618                --            805,334          1,876,859
1.30%                                            104,933               --                --                 --          8,586,565
1.35%                                            147,362               --                --          3,518,360         16,363,833
1.40%                                                 --               --                --                 --                 --
1.40%                                                 --               --                --                 --                 --
1.40%                                            169,022               --            33,147                 --          5,955,502
1.45%                                            483,169               --                --                 --          7,799,650
1.50%                                            304,548               --            11,375                 --          7,751,998
1.55%                                             83,408               --                --                 --          4,218,602
1.60%                                             98,247               --                78                 --          4,518,580
1.65%                                            300,607               --                --                 --          7,880,916
1.70%                                          1,240,171               --            13,918                 --         24,104,319
1.75%                                            505,665               --                --                 --         10,463,335
1.80%                                             52,906               --                78                 --          2,075,192
1.85%                                             38,769               --                --                 --          2,126,274
1.90%                                            764,477               --                --                 --         20,277,229
1.95%                                            537,902               --                --                 --          8,036,606
2.00%                                             24,462               --                --                 --            412,895
2.05%                                             24,696               --                --                 --          1,394,724
2.10%                                            105,280               --                --                 --          3,055,927
2.15%                                            437,122               --                --                 --          2,161,076
2.20%                                              2,028               --                --                 --             41,587
2.25%                                              2,168               --                --                 --                116
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $5,984,534         $244,196           $58,596         $6,871,400       $160,672,248
-----------------------------------------------------------------------------------------------------------------------------------





 388    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                               DYN APPR,        GRO & INC,        GRO & INC,           GRO,              GRO,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $       --         $     --          $     --         $   54,102
1.05%                                                --                 --               --                --              4,884
1.10%                                                --                 --               --                --            849,192
1.15%                                                --             92,343               --            94,849                117
1.20%                                            37,982                 --               --                --            114,223
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                                --                 --               --                --                 --
1.25%                                           189,037            143,440               --            25,987            146,615
1.30%                                                --                 --               --                --            184,759
1.35%                                                --                 --               --                --            509,896
1.40%                                                --                 --               --                --                 --
1.40%                                                --                 --               --                --                 --
1.40%                                            67,676            586,109           50,931                --            197,897
1.45%                                           264,016                 --               --                --            345,726
1.50%                                            94,545            194,537           34,518                --            120,685
1.55%                                                --                 --               --                --            117,583
1.60%                                                66          1,483,155               67                --             25,172
1.65%                                               760                 --               --                --             34,349
1.70%                                            79,377                 --           39,825                --            131,632
1.75%                                                --                 --               --                --            165,055
1.80%                                                65                 --               66                --                102
1.85%                                                --                 --               --                --             25,874
1.90%                                                --                 --               --                --             16,030
1.95%                                                --                 --               --                --             13,194
2.00%                                                --                 --               --                --                110
2.05%                                                --                 --               --                --              8,823
2.10%                                                --                 --               --                --             47,773
2.15%                                                --                 --               --                --                169
2.20%                                                --                 --               --                --                109
2.25%                                                --                 --               --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $733,524         $2,499,584         $125,407          $120,836         $3,114,071
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    389

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                                HI INC,           HI INC,         INVEST GR,         MID CAP,          MID CAP,
SUBACCOUNT                                      SERV CL          SERV CL 2         SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $  109,308        $       --        $    30,199       $   195,252       $   785,471
1.05%                                                 --                --            296,600                --           160,942
1.10%                                            618,910                --                 --         3,049,448         5,635,886
1.15%                                                 --                --          2,844,958           331,549         1,294,650
1.20%                                                 --            41,709            355,835                --         2,911,735
1.25%                                                 --                --                 --                --                --
1.25%                                                 --                --                 --                --                --
1.25%                                                 --                --                 --                --                --
1.25%                                                 --                --                 --                --                --
1.25%                                                 --                --                 --                --                --
1.25%                                                 --                --                 --                --                --
1.25%                                            297,843           316,678             97,874         2,097,746         2,974,784
1.30%                                                 --                --          1,887,480                --         2,284,467
1.35%                                          1,680,191                --          3,100,668         4,127,649         5,242,752
1.40%                                                 --                --                 --                --                --
1.40%                                                 --                --                 --                --                --
1.40%                                                 --           146,194            314,509         1,828,361         2,660,342
1.45%                                                 --           197,568          2,980,093                --         3,979,265
1.50%                                                 --           152,407          2,597,437           713,564         2,207,638
1.55%                                                 --                --          1,012,680                --         1,720,585
1.60%                                                 --                71            282,206         2,977,760         1,125,616
1.65%                                                 --            30,785          2,261,399                --         1,987,803
1.70%                                                 --           142,446          8,202,990                --         4,909,532
1.75%                                                 --                --          6,636,282                --         2,087,250
1.80%                                                 --               117            511,104                --           371,450
1.85%                                                 --                --            348,395                --           599,502
1.90%                                                 --                --          6,517,452                --         3,788,158
1.95%                                                 --                --          5,428,940                --         1,607,317
2.00%                                                 --                --             94,139                --            65,786
2.05%                                                 --                --            389,682                --           294,985
2.10%                                                 --                --          1,433,254                --           448,855
2.15%                                                 --                --          1,669,204                --           408,274
2.20%                                                 --                --             15,566                --            10,213
2.25%                                                 --                --                 79                --               157
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,706,252        $1,027,975        $49,309,025       $15,321,329       $49,563,415
-----------------------------------------------------------------------------------------------------------------------------------





 390    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                 FTVIPT FRANK
                                                FID VIP           FID VIP           GLOBAL       FTVIPT FRANK INC    FTVIPT FRANK
                                               OVERSEAS,         OVERSEAS,         REAL EST,           SEC,          RISING DIVD,
SUBACCOUNT                                      SERV CL          SERV CL 2           CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $    91,675       $  104,723        $     2,043        $     --
1.05%                                                --              28,047            2,397            285,454          28,024
1.10%                                                --             362,470          231,087                 --              --
1.15%                                                --           1,026,207            6,910            449,802          20,248
1.20%                                                --             169,664          331,421          1,588,304             103
1.25%                                                --                  --               --                 --              --
1.25%                                                --                  --               --                 --              --
1.25%                                                --                  --               --                 --              --
1.25%                                                --                  --               --                 --              --
1.25%                                                --                  --               --                 --              --
1.25%                                                --                  --               --                 --              --
1.25%                                                --              92,121          752,744          2,328,320           2,957
1.30%                                                --             982,007          157,842          1,166,827          35,890
1.35%                                                --           1,768,677          210,773            535,940          34,346
1.40%                                                --                  --               --                 --              --
1.40%                                                --                  --               --                 --              --
1.40%                                           185,731           1,226,709          597,963          1,062,060              88
1.45%                                                --             692,593          593,221          3,243,282          15,574
1.50%                                            74,990           1,403,875          338,418          3,649,364          92,765
1.55%                                                --             767,729           30,301            178,331             124
1.60%                                           466,984           1,316,165          684,632            219,023             102
1.65%                                                --             949,066          140,117            731,411           8,343
1.70%                                                --           2,918,864          454,527          3,080,202         135,445
1.75%                                                --           1,029,442           35,479            839,147         252,405
1.80%                                                --             544,105           79,723            247,047             121
1.85%                                                --             479,072          129,478            348,014             121
1.90%                                                --           3,596,218          185,649          1,526,255         113,004
1.95%                                                --             821,614               --            735,518          25,231
2.00%                                                --             106,800           46,214             43,429             120
2.05%                                                --             220,857            5,253            429,741          20,309
2.10%                                                --             556,950           27,027            204,568          19,975
2.15%                                                --             203,901              718             20,057          60,341
2.20%                                                --                 116               82                 67             119
2.25%                                                --                  81               --                 85              --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $727,705         $21,355,025       $5,146,699        $22,914,291        $865,755
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    391

                                                FTVIPT            FTVIPT            FTVIPT            FTVIPT
                                               FRANK SM        FRANK SM MID         MUTUAL           TEMP DEV           FTVIPT
                                               CAP VAL,          CAP GRO,         SHARES SEC,        MKTS SEC,       TEMP FOR SEC,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $  189,947        $   285,171       $ 1,862,806       $       96        $   338,714
1.05%                                                 --              3,044            60,440               --                 --
1.10%                                          1,225,702          2,083,488        10,488,954          326,046          3,762,788
1.15%                                                 99            182,032           690,156               --             56,039
1.20%                                            416,597            918,640         4,125,497               --            871,648
1.25%                                                 --                 --                --               --                 --
1.25%                                                 --                 --                --               --                 --
1.25%                                                 --                 --                --               --                 --
1.25%                                                 --                 --                --               --            863,434
1.25%                                                 --                 --         1,886,557               --                 --
1.25%                                                 --                 --         3,681,552               --            242,350
1.25%                                            991,872          2,422,174                --          338,962                 --
1.30%                                            591,942            145,014         3,162,424               --            750,573
1.35%                                            979,916          2,927,959        12,417,210          563,816          4,081,574
1.40%                                                 --                 --                --               --                 --
1.40%                                                 --                 --                --               --                 --
1.40%                                            292,649            621,612         5,141,678               --            830,996
1.45%                                            709,832          1,361,011         3,619,428               --            848,136
1.50%                                            325,847            536,078         4,170,385               --            413,108
1.55%                                            542,164            217,816         2,332,729               --            643,540
1.60%                                             32,470             50,273         1,939,406               --            698,905
1.65%                                            177,463            268,543         2,822,854               --            504,831
1.70%                                            286,497            464,368         2,015,191               --            251,447
1.75%                                             33,491             67,107           852,114               --             74,264
1.80%                                             26,627             11,110            39,628               --                 90
1.85%                                            130,688                123           277,368               --            173,487
1.90%                                                 --             46,571           335,821               --                 --
1.95%                                                 --              8,596           210,364               --                 --
2.00%                                                 --                 98                86               --                 --
2.05%                                                 --                 98            21,256               --                 --
2.10%                                                 --             26,874           146,515               --                 --
2.15%                                                 --                105            21,172               --                 --
2.20%                                                 --                 96               109               --                 --
2.25%                                                 --                 --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $6,953,803        $12,648,001       $62,321,700       $1,228,920        $15,405,924
-----------------------------------------------------------------------------------------------------------------------------------





 392    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                FTVIPT            FTVIPT                                                GS VIT
                                              TEMP GLOBAL        TEMP GRO           GS VIT            GS VIT           STRATEGIC
                                                 BOND,             SEC,          MID CAP VAL,     STRATEGIC GRO,       INTL EQ,
SUBACCOUNT                                       CL 2              CL 2              INST              INST              INST
                                           ----------------------------------------------------------------------------------------
1.00%                                         $    32,349       $       80        $    14,269        $     --          $     --
1.05%                                             383,427          122,502            122,475              --                --
1.10%                                                  --               --                 --              --                --
1.15%                                           2,516,907          119,464          2,694,213              --                --
1.20%                                             746,132          459,133          1,146,047              --                --
1.25%                                                  --               --                 --              --                --
1.25%                                                  --               --                 --              --                --
1.25%                                                  --               --                 --              --                --
1.25%                                                  --               --                 --              --                --
1.25%                                                  --               --                 --              --                --
1.25%                                                  --               --                 --              --                --
1.25%                                              83,259           22,822          1,268,015              --                --
1.30%                                           1,849,260          479,165          1,949,585              --                --
1.35%                                           3,310,577           75,248          3,179,761              --                --
1.40%                                                  --               --                 --              --                --
1.40%                                                  --               --                 --              --                --
1.40%                                           1,535,907           44,296          2,237,472          97,615            39,363
1.45%                                           1,736,844          244,335          3,384,701              --                --
1.50%                                           2,707,116          212,292          3,283,324          38,492             7,025
1.55%                                           1,430,318           30,361            953,795              --                --
1.60%                                           1,296,085          115,252          1,643,526         259,545           163,450
1.65%                                           2,007,179          181,400          2,007,259              --                --
1.70%                                           9,052,219          300,107          8,253,000              --                --
1.75%                                           3,589,361          475,897          3,360,803              --                --
1.80%                                             819,030           39,927            731,014              --                --
1.85%                                             791,581               84            654,622              --                --
1.90%                                           7,572,575          131,200          7,192,100              --                --
1.95%                                           2,860,872          256,772          2,864,548              --                --
2.00%                                             207,570              110            131,007              --                --
2.05%                                             555,443               84            420,166              --                --
2.10%                                           1,435,308          145,711            999,877              --                --
2.15%                                             787,921           14,363            706,123              --                --
2.20%                                               9,366              109             17,593              --                --
2.25%                                                  84               79                 94              --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $47,316,690       $3,470,793        $49,215,389        $395,652          $209,838
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    393

                                                GS VIT          INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                           STRUCTD U.S. EQ,     BASIC VAL,         CAP APPR,         CAP APPR,         CAP DEV,
SUBACCOUNT                                       INST             SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       84        $   443,600       $   44,745        $    7,260         $     --
1.05%                                             12,060                 59               --            26,892               --
1.10%                                                 --          2,314,211          486,943            74,206               --
1.15%                                                 58            763,109           74,164             9,211               --
1.20%                                            316,444            640,102          304,124             6,049               --
1.25%                                                 --                 --               --                --               --
1.25%                                                 --                 --               --                --               --
1.25%                                                 --                 --               --                --               --
1.25%                                                 --                 --               --                --               --
1.25%                                                 --                 --               --                --               --
1.25%                                                 --                 --               --                --               --
1.25%                                            587,114            415,075          771,006            49,171               --
1.30%                                                 58          1,179,453               --            16,736               --
1.35%                                                885          3,589,390          851,570            91,945               --
1.40%                                                 --                 --               --                --               --
1.40%                                                 --                 --               --                --               --
1.40%                                            315,663            362,719          748,562           112,077          164,685
1.45%                                            723,330          1,450,796          649,916            11,854               --
1.50%                                            621,221          1,400,277          899,981            46,622           32,824
1.55%                                                 57            943,211               --            32,009               --
1.60%                                            416,243             51,020          678,717           171,608          345,491
1.65%                                             26,790          1,215,097           97,704           102,588               --
1.70%                                            258,979          2,055,835          108,150           367,945               --
1.75%                                                 57          1,490,196               --             3,650               --
1.80%                                                 75             41,459               77            22,450               --
1.85%                                                 57            135,849               --             5,745               --
1.90%                                                 86          2,550,676               --           103,747               --
1.95%                                                 56          1,677,252               --                97               --
2.00%                                                 56             14,722               --             2,769               --
2.05%                                                 56             88,944               --            66,943               --
2.10%                                                 56            555,413               --            32,862               --
2.15%                                             20,807            405,048               --                72               --
2.20%                                                 56                 53               --                72               --
2.25%                                                 83                 --               --               114               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $3,300,431        $23,783,566       $5,715,659        $1,364,694         $543,000
-----------------------------------------------------------------------------------------------------------------------------------





 394    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                               CAP DEV,          CORE EQ,          CORE EQ,        GLOBAL HLTH,        INTL GRO,
SUBACCOUNT                                      SER II             SER I            SER II            SER II             SER I
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   56,324        $    36,349        $  1,960          $  2,037         $       --
1.05%                                                 95                 --              --             4,916                 --
1.10%                                            490,096            590,765          97,857                --                 --
1.15%                                                 97            118,710              --                71                 --
1.20%                                             41,369            954,635           8,419             7,825                 --
1.25%                                                 --                 --              --                --                 --
1.25%                                                 --                 --              --                --                 --
1.25%                                                 --                 --              --                --                 --
1.25%                                                 --                 --              --                --                 --
1.25%                                                 --                 --              --                --                 --
1.25%                                                 --                 --              --                --                 --
1.25%                                             97,809          2,168,063           7,184                71                 --
1.30%                                             99,621                 --           8,405                71                 --
1.35%                                            368,783          1,270,228          38,704                71                 --
1.40%                                                 --                 --              --                --                 --
1.40%                                                 --                 --              --                --                 --
1.40%                                             81,029          4,308,540           5,315                71          1,230,549
1.45%                                            138,314          1,827,714          25,187            30,921                 --
1.50%                                              6,135          1,530,788             331             5,567                 --
1.55%                                             20,041                 --          15,762                70                 --
1.60%                                            111,292          1,308,615             105                70                 --
1.65%                                             33,098            172,832          18,003            20,354                 --
1.70%                                            137,802            288,052          12,897            26,564                 --
1.75%                                             32,488                 --             111            16,603                 --
1.80%                                             53,518             12,720             104             9,037                 --
1.85%                                             23,923                 --             104            31,879                 --
1.90%                                             10,539                 --              --            22,747                 --
1.95%                                              2,165                 --              --                69                 --
2.00%                                                 91                 --              --                69                 --
2.05%                                                 91                 --              --                69                 --
2.10%                                                 91                 --              --                68                 --
2.15%                                                 91                 --              --            30,636                 --
2.20%                                                 90                 --              --                68                 --
2.25%                                                 90                 --              --                78                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,805,082        $14,588,011        $240,448          $210,002         $1,230,549
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    395

                                                                INVESCO VI          INVESCO           INVESCO
                                              INVESCO VI          MID CAP           VANK VI         VANK VI GRO          JANUS
                                               INTL GRO,         CORE EQ,          COMSTOCK,          & INC,          ASPEN BAL,
SUBACCOUNT                                      SER II            SER II            SER II            SER II             INST
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   41,482        $       --       $    120,654       $  344,428        $       --
1.05%                                            196,014                87            122,778               --                --
1.10%                                                 --                --          1,014,018          696,346                --
1.15%                                             36,725           225,428          8,592,240               --                --
1.20%                                            340,299                87            869,397          278,513                --
1.25%                                                 --                --                 --               --                --
1.25%                                                 --                --                 --               --                --
1.25%                                                 --                --                 --               --                --
1.25%                                                 --                --                 --               --                --
1.25%                                                 --                --                 --               --                --
1.25%                                                 --                --                 --               --                --
1.25%                                             77,262                86            201,240           50,522                --
1.30%                                             42,805           210,537          6,334,734          118,252                --
1.35%                                             99,484           385,447         11,438,776          430,614                --
1.40%                                                 --                --                 --               --                --
1.40%                                                 --                --                 --               --                --
1.40%                                            177,660                86          3,976,219          236,868         2,969,550
1.45%                                            347,548           254,626          5,771,766          162,836                --
1.50%                                            116,562           347,067          8,267,550           80,800                --
1.55%                                             67,676           117,974          3,405,187          173,707                --
1.60%                                             64,043                84          3,833,432            1,707                --
1.65%                                            272,911           262,235          6,141,469          150,312                --
1.70%                                          1,314,093           567,663         23,726,655          154,200                --
1.75%                                            434,770           397,130         10,189,231           20,745                --
1.80%                                             37,298             7,720          1,872,132               75                --
1.85%                                             90,271            29,841          1,726,381           33,253                --
1.90%                                            872,773           748,127         21,445,180               --                --
1.95%                                            508,572           480,691          8,621,278               --                --
2.00%                                             36,179             4,554            354,625               --                --
2.05%                                             25,277            24,885          1,279,192               --                --
2.10%                                            157,415           209,837          3,015,166               --                --
2.15%                                             66,844           117,337          2,249,473               --                --
2.20%                                              2,929               128             37,725               --                --
2.25%                                                137                --                 85               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $5,427,029        $4,391,657       $134,606,583       $2,933,178        $2,969,550
-----------------------------------------------------------------------------------------------------------------------------------





 396    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                   JANUS
                                                 JANUS         ASPEN GLOBAL          JANUS             JANUS             JANUS
                                                 ASPEN             TECH,         ASPEN JANUS,     ASPEN OVERSEAS,    ASPEN WORLD,
SUBACCOUNT                                 ENTERPRISE, SERV        SERV              SERV              SERV              INST
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --          $     --         $   45,180        $       --        $       --
1.05%                                                --                --            255,590                --                --
1.10%                                                --                --                 --                --                --
1.15%                                            27,946            18,099            125,186                --                --
1.20%                                                --                --            344,442                --                --
1.25%                                                --                --                 --                --                --
1.25%                                                --                --                 --                --                --
1.25%                                                --                --                 --                --                --
1.25%                                                --                --                 --                --                --
1.25%                                                --                --                 --                --                --
1.25%                                                --                --                 --                --                --
1.25%                                            82,335            42,667            257,186                --                --
1.30%                                                --                --            104,664                --                --
1.35%                                                --                --            236,579                --                --
1.40%                                                --                --                 --                --                --
1.40%                                                --                --                 --                --                --
1.40%                                           282,561           124,211            638,724           565,053         1,016,477
1.45%                                                --                --            422,458                --                --
1.50%                                            95,156            23,582            483,020           300,002                --
1.55%                                                --                --             87,866                --                --
1.60%                                           507,753           119,277          1,040,404         2,611,749                --
1.65%                                                --                --            412,693                --                --
1.70%                                                --                --          1,463,812                --                --
1.75%                                                --                --            652,919                --                --
1.80%                                                --                --             47,598                --                --
1.85%                                                --                --            121,608                --                --
1.90%                                                --                --          1,167,236                --                --
1.95%                                                --                --            750,354                --                --
2.00%                                                --                --             14,564                --                --
2.05%                                                --                --             31,956                --                --
2.10%                                                --                --            178,155                --                --
2.15%                                                --                --             90,081                --                --
2.20%                                                --                --              6,618                --                --
2.25%                                                --                --                114                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $995,751          $327,836         $8,979,007        $3,476,804        $1,016,477
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    397

                                                                                                       LM CB
                                                JPM INS        LAZARD RETIRE     LAZARD RETIRE        VAR SM          LVIP BARON
                                            TRUST U.S. EQ,       INTL EQ,       U.S. STRATEGIC,      CAP GRO,          GRO OPP,
SUBACCOUNT                                       CL 1              SERV              SERV              CL I             SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --          $     --          $     --          $     98          $     --
1.05%                                                --                --                --             9,926                --
1.10%                                                --                --                --                --                --
1.15%                                                --                --                --                79                --
1.20%                                                --                --                --             1,632                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                --                --
1.25%                                                --                --                --                78                --
1.30%                                                --                --                --             1,289                --
1.35%                                                --                --                --                78                --
1.40%                                                --                --                --                --                --
1.40%                                                --                --                --                --                --
1.40%                                           278,885            31,408             9,110            10,569           403,697
1.45%                                                --                --                --                78                --
1.50%                                           145,584            29,997            53,182            20,932            59,058
1.55%                                                --                --                --                78                --
1.60%                                            87,271            42,449           135,903            18,407           365,730
1.65%                                                --                --                --             9,999                --
1.70%                                                --                --                --            82,582                --
1.75%                                                --                --                --             3,315                --
1.80%                                                --                --                --            10,790                --
1.85%                                                --                --                --                78                --
1.90%                                                --                --                --               126                --
1.95%                                                --                --                --             8,843                --
2.00%                                                --                --                --                76                --
2.05%                                                --                --                --                76                --
2.10%                                                --                --                --                76                --
2.15%                                                --                --                --                76                --
2.20%                                                --                --                --             4,605                --
2.25%                                                --                --                --                96                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $511,740          $103,854          $198,195          $183,982          $828,485
-----------------------------------------------------------------------------------------------------------------------------------





 398    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                  MFS               MFS               MFS               MFS               MFS
                                            INV GRO STOCK,      INV TRUST,        INV TRUST,         NEW DIS,          NEW DIS,
SUBACCOUNT                                      SERV CL           INIT CL           SERV CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   97,380        $       --         $     --         $       --        $  185,506
1.05%                                                 81                --               --                 --             6,047
1.10%                                            725,348                --               --                 --         1,109,046
1.15%                                             18,278                95           68,205             21,418            34,724
1.20%                                             67,224           278,074               --                 --           181,628
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                            155,616           564,450          223,367              1,850           337,714
1.30%                                             40,318                --               --                 --            78,420
1.35%                                            676,453                --               --                 --           940,745
1.40%                                                 --                --               --                 --                --
1.40%                                                 --                --               --                 --                --
1.40%                                             78,028           175,118          133,572            820,141           109,429
1.45%                                             27,019           726,025               --                 --           120,503
1.50%                                             36,596           537,092              119             72,684            58,300
1.55%                                            115,825                --               --                 --           149,454
1.60%                                                 60                78           11,215            616,179                 1
1.65%                                             40,322                84               --                 --           158,232
1.70%                                             13,394           287,629           16,160                 --           134,901
1.75%                                             22,608                --               --                 --           109,278
1.80%                                                 86                77               76                 --                96
1.85%                                              3,409                --               --                 --             5,112
1.90%                                             16,925                --               --                 --               106
1.95%                                                 76                --               --                 --            12,450
2.00%                                                 59                --               --                 --                77
2.05%                                                 86                --               --                 --               103
2.10%                                             12,636                --               --                 --                77
2.15%                                                 58                --               --                 --                76
2.20%                                                 58                --               --                 --                76
2.25%                                                 --                --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,147,943        $2,568,722         $452,714         $1,532,272        $3,732,101
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    399

                                                  MFS               MFS               MFS               MFS               MFS
                                               RESEARCH,       TOTAL RETURN,     TOTAL RETURN,      UTILITIES,        UTILITIES,
SUBACCOUNT                                      INIT CL           INIT CL           SERV CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --         $     --         $ 1,586,686       $       --        $   59,059
1.05%                                                 --               --              16,401               --            21,090
1.10%                                                 --               --           9,327,397               --           662,968
1.15%                                                 --           44,132             185,380           51,347            60,324
1.20%                                                 --               --           1,649,868          593,693           209,127
1.25%                                                 --               --                  --               --                --
1.25%                                                 --               --                  --               --                --
1.25%                                                 --               --                  --               --                --
1.25%                                                 --               --                  --               --                --
1.25%                                                 --               --                  --               --                --
1.25%                                                 --               --                  --               --                --
1.25%                                                 --          170,351           3,216,514        1,035,771           324,814
1.30%                                                 --               --           2,188,526               --           234,392
1.35%                                                 --               --          11,842,014               --           320,062
1.40%                                                 --               --                  --               --                --
1.40%                                                 --               --                  --               --                --
1.40%                                            411,661               --           1,433,779        1,690,560           234,442
1.45%                                                 --               --           1,853,416        1,397,223           131,225
1.50%                                             82,523               --             927,980          840,635           159,296
1.55%                                                 --               --           1,803,029               --           143,513
1.60%                                            953,178               --             140,950          916,960           126,253
1.65%                                                 --               --           1,654,580           97,976           215,373
1.70%                                                 --               --             765,345          248,097           102,904
1.75%                                                 --               --             472,709               --           289,716
1.80%                                                 --               --              78,732              131            29,650
1.85%                                                 --               --             428,234               --            33,987
1.90%                                                 --               --              79,324               --           110,823
1.95%                                                 --               --             147,367               --            59,450
2.00%                                                 --               --              10,681               --               153
2.05%                                                 --               --              23,565               --               117
2.10%                                                 --               --              14,027               --           100,336
2.15%                                                 --               --               8,988               --           243,070
2.20%                                                 --               --                  86               --             4,294
2.25%                                                 --               --                  80               --               114
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,447,362         $214,483         $39,855,658       $6,872,393        $3,876,552
-----------------------------------------------------------------------------------------------------------------------------------





 400    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                MS UIF            MS UIF            MS UIF            MS UIF             OPPEN
                                           GLOBAL REAL EST,    MID CAP GRO,     U.S. REAL EST,    U.S. REAL EST,       CAP APPR
SUBACCOUNT                                       CL II             CL II             CL I              CL II              VA
                                           ----------------------------------------------------------------------------------------
1.00%                                         $    9,070         $    101         $    8,576        $       --        $       --
1.05%                                             41,677           38,032                 --            72,448                --
1.10%                                                 --               --            187,153                --                --
1.15%                                             22,428               88                 --           215,847                --
1.20%                                            121,417           22,637             70,025           103,048                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                                 --               --                 --                --                --
1.25%                                             17,633               87             24,907            11,605                --
1.30%                                             10,591               87            151,370           271,604                --
1.35%                                             41,931           35,743            173,015           271,886                --
1.40%                                                 --               --                 --                --                --
1.40%                                                 --               --                 --                --                --
1.40%                                             23,397               87            104,761               110         1,163,155
1.45%                                            136,021            6,058            172,468           114,653                --
1.50%                                             13,194           18,803            107,994           287,901                --
1.55%                                             16,757               87             37,654           126,749                --
1.60%                                              3,389           19,392             27,697               148                --
1.65%                                             96,756               87             22,410            59,177                --
1.70%                                            257,351           22,123             87,926           491,925                --
1.75%                                            150,620               86             18,686           338,069                --
1.80%                                              6,414           24,629                102            36,817                --
1.85%                                             23,644               86              8,700            25,832                --
1.90%                                            203,650              104                 --           550,893                --
1.95%                                            132,447           17,053                 --           247,184                --
2.00%                                              4,829               85                 --             5,813                --
2.05%                                              4,757               85                 --            33,275                --
2.10%                                             34,482               85                 --            90,888                --
2.15%                                             42,090               85                 --            80,307                --
2.20%                                                954               85                 --               399                --
2.25%                                                 92               99                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,415,591         $205,894         $1,203,444        $3,436,578        $1,163,155
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    401

                                                                                                                     OPPEN GLOBAL
                                               OPPEN CAP           OPPEN             OPPEN             OPPEN           STRATEGIC
                                               APPR VA,           GLOBAL        GLOBAL SEC VA,   GLOBAL STRATEGIC       INC VA,
SUBACCOUNT                                       SERV             SEC VA             SERV             INC VA              SRV
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   240,946         $    --         $   181,715         $    --         $ 1,196,845
1.05%                                              46,582              --              34,177              --             338,673
1.10%                                           1,525,297              --           1,331,834              --           3,886,098
1.15%                                           2,327,217              --              60,179              --           3,380,028
1.20%                                             302,152              --             691,270              --           1,708,759
1.25%                                                  --              --                  --              --                  --
1.25%                                                  --              --                  --              --                  --
1.25%                                                  --              --                  --              --                  --
1.25%                                                  --              --                  --              --                  --
1.25%                                                  --              --                  --              --                  --
1.25%                                                  --              --                  --              --                  --
1.25%                                             256,632              --           1,470,507              --           2,413,013
1.30%                                           2,136,933              --             427,797              --           3,494,088
1.35%                                           4,153,703              --           1,019,044              --           7,174,459
1.40%                                                  --              --                  --              --                  --
1.40%                                                  --              --                  --              --                  --
1.40%                                             102,538          36,074             594,189          19,176           4,483,947
1.45%                                           2,577,348              --           1,581,497              --           4,436,044
1.50%                                           2,339,457              --             951,840              --           3,703,125
1.55%                                           1,573,602              --             264,981              --           3,461,655
1.60%                                             151,363              --             239,255              --           2,277,297
1.65%                                           1,593,458              --             486,244              --           4,841,707
1.70%                                           7,271,450              --             731,857              --          10,973,311
1.75%                                           3,762,941              --              93,711              --           6,468,060
1.80%                                             233,605              --             132,897              --           1,154,743
1.85%                                             345,382              --              68,456              --           1,298,420
1.90%                                           6,666,755              --             178,361              --           8,424,889
1.95%                                           3,167,820              --               6,249              --           5,096,926
2.00%                                              79,015              --               4,441              --             348,472
2.05%                                             280,645              --              28,072              --             639,796
2.10%                                           1,011,188              --              19,475              --           1,697,080
2.15%                                             927,858              --                 140              --           1,380,335
2.20%                                              12,225              --                 139              --              12,833
2.25%                                                 164              --                 140              --                  83
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $43,086,276         $36,074         $10,598,467         $19,176         $84,290,686
-----------------------------------------------------------------------------------------------------------------------------------





 402    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                    OPPEN MAIN
                                                 OPPEN             OPPEN             OPPEN             ST SM           PIMCO VIT
                                                HI INC          HI INC VA,          MAIN ST         MID CAP VA,       ALL ASSET,
SUBACCOUNT                                        VA               SERV               VA               SERV           ADVISOR CL
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $  114,432          $    --         $  190,622        $   26,697
1.05%                                                --                 --               --             23,616           201,593
1.10%                                                --            408,389               --          1,279,904                --
1.15%                                                --                 --               --             26,983           139,202
1.20%                                                --            136,549               --            525,897           366,061
1.25%                                                --                 --               --                 --                --
1.25%                                                --                 --               --                 --                --
1.25%                                                --                 --               --                 --                --
1.25%                                                --                 --               --                 --                --
1.25%                                                --                 --               --                 --                --
1.25%                                                --                 --               --                 --                --
1.25%                                                --            101,683               --            322,200            57,770
1.30%                                                --             63,430               --            442,388           149,949
1.35%                                                --            298,523               --            902,978           233,143
1.40%                                                --                 --               --                 --                --
1.40%                                                --                 --               --                 --                --
1.40%                                           215,225            189,623           74,450            265,603           191,703
1.45%                                                --             57,627               --            499,641           313,054
1.50%                                                --              5,625               --            195,001           218,060
1.55%                                                --            162,467               --            272,118           111,145
1.60%                                                --              2,791               --            147,955           120,058
1.65%                                                --             97,943               --            112,760           461,303
1.70%                                                --                 --               --            341,769         1,233,391
1.75%                                                --             21,753               --            499,294           681,323
1.80%                                                --                 --               --             25,660            99,028
1.85%                                                --              1,793               --             43,754           113,178
1.90%                                                --                 --               --             32,968           958,224
1.95%                                                --                 --               --             35,010           791,875
2.00%                                                --                 --               --                287            13,798
2.05%                                                --                 --               --                 69            32,262
2.10%                                                --                 --               --                 69           127,111
2.15%                                                --                 --               --                 81           157,412
2.20%                                                --                 --               --                 68             5,649
2.25%                                                --                 --               --                 94                82
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $215,225         $1,662,628          $74,450         $6,186,789        $6,803,071
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    403

                                                                                                      PUT VT
                                                PUT VT            PUT VT            PUT VT            GLOBAL            PUT VT
                                               DIV INC,          DIV INC,         GLOBAL EQ,        HLTH CARE,        GRO & INC,
SUBACCOUNT                                       CL IA             CL IB             CL IA             CL IB             CL IA
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --         $     --          $     --         $    4,606        $       --
1.05%                                                 --               --                --                 80                --
1.10%                                                 --               --                --            208,640                --
1.15%                                                 --               --                --                 60                --
1.20%                                                 --               --                --             72,165                --
1.25%                                                 --               --                --                 --                --
1.25%                                                 --               --                --                 --                --
1.25%                                                 --               --                --                 --                --
1.25%                                                 --               --                --                 --                --
1.25%                                                 --               --                --                 --                --
1.25%                                                 --               --                --                 --                --
1.25%                                                 --               --                --             65,965                --
1.30%                                                 --               --                --             91,866                --
1.35%                                                 --               --                --             41,454                --
1.40%                                                 --               --                --                 --                --
1.40%                                                 --               --                --                 --                --
1.40%                                          1,326,130          677,720           414,216            110,839         2,897,949
1.45%                                                 --               --                --            237,041                --
1.50%                                                 --               --                --            194,913                --
1.55%                                                 --               --                --             38,805                --
1.60%                                                 --               --                --             61,431                --
1.65%                                                 --               --                --             51,059                --
1.70%                                                 --               --                --             26,021                --
1.75%                                                 --               --                --             57,122                --
1.80%                                                 --               --                --                 82                --
1.85%                                                 --               --                --             75,803                --
1.90%                                                 --               --                --             50,063                --
1.95%                                                 --               --                --              2,469                --
2.00%                                                 --               --                --              1,826                --
2.05%                                                 --               --                --              3,737                --
2.10%                                                 --               --                --                 56                --
2.15%                                                 --               --                --              4,746                --
2.20%                                                 --               --                --                 56                --
2.25%                                                 --               --                --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,326,130         $677,720          $414,216         $1,400,905        $2,897,949
-----------------------------------------------------------------------------------------------------------------------------------





 404    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                              GRO & INC,         HI YIELD,         HI YIELD,           INC,            INTL EQ,
SUBACCOUNT                                       CL IB             CL IA             CL IB             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                         $  176,453         $     --          $     --           $    --         $   275,414
1.05%                                                 --               --                --                --                  87
1.10%                                          1,061,146               --                --                --           1,592,823
1.15%                                             91,347               --                --            30,896              66,584
1.20%                                             19,726               --                --                --           1,432,952
1.25%                                                 --               --                --                --                  --
1.25%                                                 --               --                --                --                  --
1.25%                                                 --               --                --                --                  --
1.25%                                                 --               --                --                --                  --
1.25%                                                 --               --                --                --                  --
1.25%                                                 --               --                --                --                  --
1.25%                                            407,267               --                --             7,537           2,731,965
1.30%                                             70,480               --                --                --             334,227
1.35%                                            782,779               --                --                --           1,483,795
1.40%                                                 --               --                --                --                  --
1.40%                                                 --               --                --                --                  --
1.40%                                          1,301,411          585,293           357,115                88           1,443,116
1.45%                                             19,353               --                --                --           2,067,328
1.50%                                             56,589               --                --            22,058             727,061
1.55%                                            110,209               --                --                --             423,016
1.60%                                                111               --                --                93              27,963
1.65%                                             51,655               --                --                --             504,880
1.70%                                             52,259               --                --             3,286             645,268
1.75%                                                105               --                --                --              65,609
1.80%                                                 95               --                --                76              15,345
1.85%                                              2,142               --                --                --              47,343
1.90%                                                 --               --                --                --              11,654
1.95%                                                 --               --                --                --                  61
2.00%                                                 --               --                --                --                  62
2.05%                                                 --               --                --                --                  62
2.10%                                                 --               --                --                --                  90
2.15%                                                 --               --                --                --                  61
2.20%                                                 --               --                --                --                  61
2.25%                                                 --               --                --                --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $4,203,127         $585,293          $357,115           $64,034         $13,896,827
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    405

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL GRO,         INTL VAL,      MULTI-CAP GRO,    MULTI-CAP GRO,       RESEARCH,
SUBACCOUNT                                       CL IB             CL IB             CL IA             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                          $    101           $   --          $       --        $   23,199         $  3,615
1.05%                                                --               --                  --                82               --
1.10%                                           215,884               --                  --           380,103           74,005
1.15%                                                --               --                  --           102,471               --
1.20%                                                --               --                  --           479,167           20,749
1.25%                                                --               --                  --           735,770               --
1.25%                                                --               --                  --           119,658               --
1.25%                                                --               --                  --                --               --
1.25%                                                --               --                  --                --               --
1.25%                                                --               --                  --                --               --
1.25%                                                --               --                  --                --               --
1.25%                                            69,398               --                  --                --               69
1.30%                                                --               --                  --             5,155           10,487
1.35%                                           416,233               --                  --           462,246           27,008
1.40%                                                --               --                  --                --               --
1.40%                                                --               --                  --                --               --
1.40%                                           129,779            4,970           1,771,614           392,129            4,030
1.45%                                                --               --                  --           974,958               93
1.50%                                                --               --                  --           702,035            6,972
1.55%                                                --               --                  --               867               86
1.60%                                                --               --                  --                --               67
1.65%                                                --               --                  --            37,722               67
1.70%                                                --               --                  --           140,711               --
1.75%                                                --               --                  --                82               66
1.80%                                                --               --                  --                82               --
1.85%                                                --               --                  --             2,580               66
1.90%                                                --               --                  --            10,230               --
1.95%                                                --               --                  --            20,322               --
2.00%                                                --               --                  --                82               --
2.05%                                                --               --                  --                82               --
2.10%                                                --               --                  --                82               --
2.15%                                                --               --                  --                82               --
2.20%                                                --               --                  --                82               --
2.25%                                                --               --                  --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $831,395           $4,970          $1,771,614        $4,589,979         $147,380
-----------------------------------------------------------------------------------------------------------------------------------





 406    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                PUT VT            PUT VT            PUT VT             ROYCE             ROYCE
                                              SM CAP VAL,        VOYAGER,          VOYAGER,         MICRO-CAP,          SM-CAP,
SUBACCOUNT                                       CL IB             CL IA             CL IB           INVEST CL         INVEST CL
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --          $     --         $       --        $       --        $       --
1.05%                                               233                --                 --                --                --
1.10%                                                --                --                 --                --                --
1.15%                                            13,414                --                 --                --                --
1.20%                                            39,312                --                 --                --                --
1.25%                                                --                --                 --                --                --
1.25%                                                --                --                 --                --                --
1.25%                                                --                --                 --                --                --
1.25%                                                --                --                 --                --                --
1.25%                                                --                --                 --                --                --
1.25%                                                --                --                 --                --                --
1.25%                                                79                --                 --                --                --
1.30%                                            24,636                --                 --                --                --
1.35%                                            45,630                --                 --                --                --
1.40%                                                --                --                 --                --                --
1.40%                                                --                --                 --                --                --
1.40%                                            15,981           331,717          1,148,232           504,736           576,051
1.45%                                            20,055                --                 --                --                --
1.50%                                            66,840                --                 --           273,422           264,432
1.55%                                            14,910                --                 --                --                --
1.60%                                            67,122                --                 --         1,156,730           595,472
1.65%                                            43,320                --                 --                --                --
1.70%                                           351,522                --                 --                --                --
1.75%                                            40,020                --                 --                --                --
1.80%                                             9,760                --                 --                --                --
1.85%                                             9,480                --                 --                --                --
1.90%                                            98,013                --                 --                --                --
1.95%                                            80,461                --                 --                --                --
2.00%                                             1,940                --                 --                --                --
2.05%                                               636                --                 --                --                --
2.10%                                            21,683                --                 --                --                --
2.15%                                             3,589                --                 --                --                --
2.20%                                               138                --                 --                --                --
2.25%                                                --                --                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $968,774          $331,717         $1,148,232        $1,934,888        $1,435,955
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    407

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                                 BAL,           CASH MGMT,         DIV BOND,        DIV EQ INC,         DYN EQ,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   79,318        $   655,848       $   881,317       $   350,823       $   183,630
1.05%                                                 --            363,005           457,707           296,712            26,742
1.10%                                            404,359          5,194,157         3,155,949         1,554,848         1,427,307
1.15%                                             29,618            933,671           933,463         5,684,148         2,419,141
1.20%                                                 --          1,887,998         1,664,454         1,696,404           847,858
1.25%                                                 --                 --                --                --                --
1.25%                                                 --                 --                --                --                --
1.25%                                                 --                 --                --                --                --
1.25%                                                 --                 --                --                --                --
1.25%                                                 --                 --                --                --                --
1.25%                                                 --                 --                --                --                --
1.25%                                             94,819          2,376,577           820,294         1,549,623         1,706,292
1.30%                                                 --          2,232,083         1,376,596         4,373,254         2,365,001
1.35%                                            454,917          5,447,062         3,373,179         6,834,772         5,196,251
1.40%                                                 --                 --                --           460,104                --
1.40%                                                 --                 --                --         3,580,969                --
1.40%                                          1,861,359          6,063,242         5,080,444                --         4,692,898
1.45%                                                 --          3,045,413         2,763,880         5,456,604         2,387,860
1.50%                                             81,583          3,167,106         3,242,509         4,395,410         4,564,333
1.55%                                                 --          4,375,199         1,136,283         1,888,317         1,877,097
1.60%                                            929,655          1,471,439         1,183,315         2,920,697         2,092,545
1.65%                                                 --          2,160,520         1,695,487         4,458,436         2,053,624
1.70%                                              9,944          3,588,435         5,037,144        17,883,555         6,307,741
1.75%                                                 --          2,664,365         2,469,079         7,486,698         2,802,519
1.80%                                                 71            830,187           216,244         1,009,089           800,562
1.85%                                                 --            304,526           321,689         1,086,201           888,568
1.90%                                                 --          2,969,051         4,136,372        13,735,170         7,763,517
1.95%                                                 --          1,080,469         2,163,239         6,029,207         2,637,765
2.00%                                                 --             27,062            37,274           183,915           253,053
2.05%                                                 --            401,817           271,071           873,303           346,379
2.10%                                                 --          1,274,113           630,792         1,883,238         1,349,996
2.15%                                                 --          1,162,506           812,336         1,631,780           698,682
2.20%                                                 --             60,705            12,381            36,900                86
2.25%                                                 --              2,024                79                87                87
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $3,945,643        $53,738,580       $43,872,577       $97,340,264       $55,689,534
-----------------------------------------------------------------------------------------------------------------------------------





 408    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             COL VP GLOBAL                                            COL VP            COL VP
                                               INFLATION          COL VP            COL VP            MID CAP           MID CAP
                                               PROT SEC,      HI YIELD BOND,       INC OPP,          GRO OPP,          VAL OPP,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                         $    46,712       $        87       $   42,336        $      933        $       94
1.05%                                             318,916             8,847          233,123                92             6,073
1.10%                                                  --                --               --            85,677                --
1.15%                                             415,902           832,240          198,776           198,403                69
1.20%                                             449,397           485,203          335,287            42,132                69
1.25%                                                  --                --               --                --                --
1.25%                                                  --                --               --                --                --
1.25%                                                  --                --               --                --                --
1.25%                                                  --                --               --                --                --
1.25%                                                  --                --               --                --                --
1.25%                                                  --                --               --                --                --
1.25%                                             280,785           480,584           79,616             5,843                69
1.30%                                             294,971           466,485          144,339           138,328                69
1.35%                                             594,587           614,468          244,864           372,130             3,874
1.40%                                                  --                --               --                --                --
1.40%                                                  --                --               --                --                --
1.40%                                             336,473         2,297,807          174,719         1,750,415                68
1.45%                                             569,895         1,082,740          385,355            56,733                69
1.50%                                             459,027           878,722          225,733           256,227             2,575
1.55%                                             228,665           207,728          123,020           210,515                68
1.60%                                             212,082         2,680,132           76,833           343,025                67
1.65%                                             703,700         1,342,516          362,314            81,149                96
1.70%                                           3,151,064         3,488,137        2,126,850           529,505           152,933
1.75%                                           1,179,390         1,397,200          742,777            87,264           110,812
1.80%                                             148,161         2,511,618           49,123           153,301           707,684
1.85%                                             140,925           687,366           95,826           140,059                67
1.90%                                           2,420,960         2,123,037        1,413,638           741,579           148,752
1.95%                                           1,124,391           927,265          671,586                73                66
2.00%                                              32,066           228,017           14,507            42,728                66
2.05%                                             163,720           234,855           76,348            38,683                66
2.10%                                             427,445           565,084          265,206            82,691             7,153
2.15%                                             288,339           454,370          113,798               552                66
2.20%                                               6,952             2,063            5,223                70                66
2.25%                                                  75                86               85                --                93
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $13,994,600       $23,996,657       $8,201,282        $5,358,107        $1,141,084
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    409

                                                                                                      COL VP            COL VP
                                                COL VP            COL VP            COL VP           SELECT LG         SELECT SM
                                               S&P 500,       SHORT DURATION,     LG CAP GRO,        CAP VAL,          CAP VAL,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   371,392       $   405,094       $    6,073          $    --         $       88
1.05%                                             184,843           176,255            8,679               74                 --
1.10%                                           2,053,010         3,194,597           31,289               --            142,346
1.15%                                             162,276           607,394           82,234            5,227             25,494
1.20%                                             801,855         1,777,011            8,897               74             55,554
1.25%                                                  --                --               --               --                 --
1.25%                                                  --                --               --               --                 --
1.25%                                             112,777                --               --               --                 --
1.25%                                           1,378,157           855,665               --               --                 --
1.25%                                                  --           950,994               --               --                 --
1.25%                                                  --                --               --               --                 --
1.25%                                                  --                --           14,510               74            274,976
1.30%                                           1,114,169         1,570,304           33,887              114                 --
1.35%                                           2,681,818         2,995,547           87,603           15,233            132,904
1.40%                                                  --           337,211               --               --             68,006
1.40%                                                  --         1,111,892               --               --            136,183
1.40%                                             142,290                --           94,565               73                 --
1.45%                                             454,149         1,408,924            4,085           10,422            405,220
1.50%                                             718,960         1,645,166           87,812            8,097            188,057
1.55%                                             731,089           866,729           41,643           16,199                 --
1.60%                                              55,076           657,994           95,292               71            296,602
1.65%                                             424,651         1,202,311               90               59             29,221
1.70%                                             459,515         3,220,195          355,332            2,430             46,532
1.75%                                             792,448         1,577,169           88,340            7,187                 --
1.80%                                              27,524           198,247               89               58                 81
1.85%                                              15,922           368,571            5,241               57                 --
1.90%                                             234,400         2,844,119          382,454              161                 --
1.95%                                              15,493           615,671           10,575           13,291                 --
2.00%                                              22,439            31,422               90               56                 --
2.05%                                              14,310           429,579           20,699            8,584                 --
2.10%                                                 111           490,196           54,677               55                 --
2.15%                                                  58           198,064               55               55                 --
2.20%                                                  58             2,603              628              160                 --
2.25%                                                  85                76               88               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $12,968,875       $29,739,000       $1,514,927          $87,811         $1,801,264
-----------------------------------------------------------------------------------------------------------------------------------





 410    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                COL VP
                                                 EMER             COL VP              VP                VP                VP
                                               MKTS OPP,         INTL OPP,           AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                       CL 3              CL 3              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $    15,121        $     85         $15,045,083      $ 17,020,033       $ 5,777,256
1.05%                                             179,096              76             570,254        39,936,677           989,105
1.10%                                                  --              --                  --                --                --
1.15%                                           2,107,244              76                  12         3,430,069           174,903
1.20%                                             440,727          65,835           6,623,129        34,165,377         5,215,500
1.25%                                                  --              --                  --                --                --
1.25%                                                  --              --                  --                --                --
1.25%                                                  --              --                  --                --                --
1.25%                                                  --              --                  --                --                --
1.25%                                                  --              --                  --                --                --
1.25%                                                  --              --                  --                --                --
1.25%                                             206,340           5,289           1,386,645         9,950,130           529,677
1.30%                                           1,520,234              66             233,934         1,413,863            52,336
1.35%                                           2,466,490           4,997              24,498        12,068,278           686,727
1.40%                                                  --              --                  --                --                --
1.40%                                                  --              --                  --                --                --
1.40%                                           1,217,395         826,421                  12        10,633,237           130,038
1.45%                                           1,717,672              92           3,179,763        39,717,336         2,807,149
1.50%                                           2,853,540              74             707,506         5,972,506           756,359
1.55%                                             793,715             913           1,414,020         6,514,479         2,527,171
1.60%                                           1,277,407           5,981                  12         3,227,970           311,288
1.65%                                           1,725,167             624              24,914        13,045,748           420,893
1.70%                                           6,906,594          19,055           4,103,403        76,150,834         2,573,739
1.75%                                           2,987,689          13,933             441,130        50,149,163           923,267
1.80%                                             625,649              72             417,683         1,094,156           268,424
1.85%                                             576,722              72             114,794         5,149,294                10
1.90%                                           5,795,462           2,342           2,370,533        50,644,642         2,948,482
1.95%                                           2,535,179           7,471             346,013        21,218,772           715,389
2.00%                                             122,376              70             185,974           147,042           708,015
2.05%                                             480,019              70                  12           498,692            31,198
2.10%                                           1,020,496              70                  12         6,366,055                 6
2.15%                                             609,468              83                  12         4,872,532           327,216
2.20%                                              16,917              69                  12           295,643                10
2.25%                                                  89              83                  12                11                10
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $38,196,808        $953,919         $37,189,372      $413,682,539       $28,874,168
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    411

                                                                    VP                VP
                                                  VP             DAVIS NY           GS MID              VP                VP
                                               CONSERV,          VENTURE,          CAP VAL,            MOD,              MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
1.00%                                        $  2,640,049       $   54,627          $    94        $ 61,897,558     $   62,652,766
1.05%                                          23,281,868          254,966            2,593           7,947,102        263,718,438
1.10%                                                  --               --               --                  --                 --
1.15%                                             641,251           56,375              920              94,180          9,098,161
1.20%                                          26,984,790          396,555            5,071          90,474,262        210,188,990
1.25%                                                  --               --               --                  --                 --
1.25%                                                  --               --               --                  --                 --
1.25%                                                  --               --               --                  --                 --
1.25%                                                  --               --               --                  --                 --
1.25%                                                  --               --               --                  --                 --
1.25%                                                  --               --               --                  --                 --
1.25%                                           7,896,108          102,589               84           7,938,896         90,963,665
1.30%                                             511,048           73,190               68             285,003          6,982,469
1.35%                                          11,823,292          135,627               68           2,078,111         98,553,344
1.40%                                                  --               --               --                  --                 --
1.40%                                                  --               --               --                  --                 --
1.40%                                           9,426,028          207,231               69           1,339,447         69,986,092
1.45%                                          21,785,788          530,465               68          33,194,698        142,922,724
1.50%                                          10,453,578          109,180               68           2,713,517         65,731,756
1.55%                                           4,212,965           71,170            8,004          26,963,971         47,423,149
1.60%                                           3,165,246           96,878               68             618,489         17,974,668
1.65%                                           6,981,175          411,926              118           3,714,687         46,487,931
1.70%                                          61,258,312        1,699,854            9,088          34,998,023        561,917,660
1.75%                                          26,307,057          644,183           53,481           5,562,454        196,339,131
1.80%                                           1,884,175           51,643               66           3,472,037          9,612,516
1.85%                                           6,773,793          119,102               66             379,289         19,868,816
1.90%                                          35,371,890        1,242,101           10,328           2,615,410        269,669,989
1.95%                                          11,084,032          763,581               66           7,976,692        124,637,268
2.00%                                             181,428           17,297               65           1,282,495          4,317,590
2.05%                                           3,459,391           35,837               65           1,073,125         17,846,948
2.10%                                           8,334,298          201,925            6,505           1,461,845         40,928,629
2.15%                                           6,111,761           74,854               65           1,964,859         21,602,496
2.20%                                                  11            4,757               65              50,967            279,113
2.25%                                                  11               83               93                  11                 11
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $290,569,345       $7,355,996          $97,246        $300,097,128     $2,399,704,320
-----------------------------------------------------------------------------------------------------------------------------------





 412    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                                          VP
                                                  VP                VP                VP                VP             PTNRS SM
                                               MOD AGGR,         MOD AGGR,       MOD CONSERV,      MOD CONSERV,        CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                        $ 45,008,293     $   46,257,526      $13,764,059      $ 17,195,786       $    76,049
1.05%                                           3,666,711        140,985,792        2,206,748        40,401,933             5,112
1.10%                                                  --                 --               --                --           541,800
1.15%                                             455,615          4,728,265               11         2,048,086         2,890,239
1.20%                                          44,773,534        121,799,859       20,585,619        37,557,815           179,882
1.25%                                                  --                 --               --                --                --
1.25%                                                  --                 --               --                --                --
1.25%                                                  --                 --               --                --                --
1.25%                                                  --                 --               --                --                --
1.25%                                                  --                 --               --                --                --
1.25%                                                  --                 --               --                --                --
1.25%                                           5,634,990         53,934,601        2,241,287        10,763,045           378,224
1.30%                                                  11          4,587,666           50,713         1,963,290         2,160,062
1.35%                                             937,897         42,868,391        1,057,769        19,412,580         3,898,247
1.40%                                                  --                 --               --                --                --
1.40%                                                  --                 --               --                --                --
1.40%                                             251,499         38,944,616          917,541        11,343,736         2,240,827
1.45%                                          28,540,689         86,057,598        6,989,957        26,150,696         2,702,733
1.50%                                             651,395         24,953,633          479,677        15,814,833         2,578,695
1.55%                                          18,278,230         24,562,376        4,104,055         8,897,419         1,278,700
1.60%                                             420,262         12,698,181          679,389         5,644,633         2,060,270
1.65%                                             852,424         33,036,644        2,533,664        10,010,317         2,677,510
1.70%                                          27,705,303        281,988,329        7,171,438        86,283,535         9,331,308
1.75%                                           3,485,481        109,948,813        1,532,635        31,475,758         4,534,051
1.80%                                           3,094,526          9,686,608        1,357,959         4,284,596         1,042,354
1.85%                                             357,926          6,758,874               11         3,995,174           858,356
1.90%                                             854,897        170,602,096        1,572,415        46,532,512         9,004,173
1.95%                                           4,065,740         69,293,256        1,120,564        13,803,095         3,638,861
2.00%                                           1,661,446          2,405,519          657,977           106,434           194,658
2.05%                                                  11          8,352,589               11         3,850,766           534,495
2.10%                                             204,408         21,230,363          222,121         8,445,721         1,372,949
2.15%                                             588,517         10,567,711          274,345         4,324,756           962,587
2.20%                                                  11             76,256               11            64,722            14,490
2.25%                                                  11                 11               11                11                95
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $191,489,827     $1,326,325,573      $69,519,987      $410,371,249       $55,156,727
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    413

                                                 THIRD                                                WF ADV            WF ADV
                                                  AVE             WANGER            WANGER          VT CORE EQ,       VT CORE EQ,
SUBACCOUNT                                        VAL              INTL               USA              CL 1              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $    19,317       $    13,128        $ 30,163         $   731,153
1.05%                                                 --            148,024            74,983              --                  88
1.10%                                                 --                 --                --         297,045           2,756,864
1.15%                                                 --          1,805,355         1,892,833              --              98,301
1.20%                                                 --            230,956           175,991              --           1,112,932
1.25%                                                 --                 --                --              --                  --
1.25%                                                 --                 --                --              --                  --
1.25%                                                 --                 --                --              --                  --
1.25%                                                 --                 --                --              --                  --
1.25%                                                 --                 --                --              --                  --
1.25%                                                 --                 --                --              --                  --
1.25%                                                 --             42,998            31,931          88,518             699,896
1.30%                                                 --          1,397,233         1,276,293              --             864,872
1.35%                                                 --          2,070,765         2,101,210         534,127           2,553,433
1.40%                                                 --                 --                --              --                  --
1.40%                                                 --                 --                --              --                  --
1.40%                                            205,686            521,285         1,501,376              --             687,527
1.45%                                                 --          2,107,958         1,416,086              --           1,064,231
1.50%                                            130,892          1,800,319         1,736,787              --             712,045
1.55%                                                 --            551,888           668,797              --             727,403
1.60%                                            862,812            628,404         1,865,021              --             121,752
1.65%                                                 --          1,575,115         1,633,073              --             514,721
1.70%                                                 --          5,204,185         5,867,892              --             678,719
1.75%                                                 --          3,900,455         2,757,253              --             158,623
1.80%                                                 --            213,633           612,034              --              12,469
1.85%                                                 --            226,493           530,421              --              86,213
1.90%                                                 --          3,895,282         5,028,526              --             459,578
1.95%                                                 --          3,612,032         2,282,720              --                  --
2.00%                                                 --             45,487           113,159              --                  91
2.05%                                                 --            132,272           306,176              --              22,772
2.10%                                                 --            751,600           796,412              --              37,029
2.15%                                                 --            875,360           578,173              --                  67
2.20%                                                 --             15,179            10,584              --                 354
2.25%                                                 --                153               159              --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,199,390        $31,771,748       $33,271,018        $949,853         $14,101,133
-----------------------------------------------------------------------------------------------------------------------------------





 414    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                WF ADV                                                WF ADV
                                               VT INDEX           WF ADV            WF ADV         VT INTRINSIC         WF ADV
                                             ASSET ALLOC,       VT INTL EQ,       VT INTL EQ,          VAL,          VT OMEGA GRO,
SUBACCOUNT                                       CL 2              CL 1              CL 2              CL 2              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $   30,739        $   330,096       $        --       $   77,223
1.05%                                                  78               --                 87             6,701               --
1.10%                                                  --          470,305          2,069,803                --          475,839
1.15%                                                  61               --            876,363           188,158               --
1.20%                                             939,075               --          1,114,609           766,506               --
1.25%                                                  --               --                 --                --               --
1.25%                                                  --               --                 --                --               --
1.25%                                                  --               --                 --                --               --
1.25%                                                  --               --                 --                --               --
1.25%                                                  --               --                 --                --               --
1.25%                                                  --               --                 --                --               --
1.25%                                           2,317,119          141,491            595,240         1,847,073          229,221
1.30%                                                  60               --          1,202,252           105,681               --
1.35%                                               1,617          507,309          3,267,616            77,568        1,022,490
1.40%                                                  --               --                 --                --               --
1.40%                                                  --               --                 --                --               --
1.40%                                             919,080               --            537,510         1,335,560               --
1.45%                                           2,938,855               --          1,371,559         1,457,567               --
1.50%                                           1,970,895               --          1,136,267         1,235,868               --
1.55%                                                  59               --            638,047            39,022               --
1.60%                                              68,905               --             88,365         1,200,841               --
1.65%                                             139,777               --            385,787           430,129               --
1.70%                                             866,975               --          2,278,838         1,478,928               --
1.75%                                                  58               --            234,731           261,895               --
1.80%                                                  53               --             12,600           570,059               --
1.85%                                                  82               --            109,245           448,744               --
1.90%                                                  58               --          2,573,418           971,474               --
1.95%                                                  --               --                 --                --               --
2.00%                                                  57               --              2,168            93,567               --
2.05%                                                  57               --            134,310           113,006               --
2.10%                                              13,292               --            241,439           174,714               --
2.15%                                                  57               --                 65               765               --
2.20%                                                  56               --                645                52               --
2.25%                                                  --               --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $10,176,326       $1,149,844        $19,201,060       $12,803,878       $1,804,773
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    415

                                                                  WF ADV            WF ADV            WF ADV            WF ADV
                                                WF ADV             VT SM             VT SM             VT SM           VT TOTAL
                                             VT OMEGA GRO,       CAP GRO,          CAP VAL,          CAP VAL,        RETURN BOND,
SUBACCOUNT                                       CL 2              CL 2              CL 1              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   590,886       $    83,265       $   46,224        $  427,404        $   470,734
1.05%                                               7,944                95               --                --              7,077
1.10%                                           2,168,353         1,025,831        1,345,792         1,904,323          2,036,265
1.15%                                           2,244,483           445,974               --            22,078          1,974,336
1.20%                                           2,487,976           873,715               --           525,679          1,357,158
1.25%                                                  --                --               --                --                 --
1.25%                                                  --                --               --                --                 --
1.25%                                                  --                --               --                --                 --
1.25%                                                  --                --               --                --                 --
1.25%                                                  --                --               --                --                 --
1.25%                                                  --                --               --                --                 --
1.25%                                           2,734,009           728,023          562,502           292,989          2,024,690
1.30%                                           1,823,482           557,124               --           681,426          2,449,039
1.35%                                           3,998,128         1,301,154        1,966,687         1,771,200          5,118,150
1.40%                                                  --                --               --                --                 --
1.40%                                                  --                --               --                --                 --
1.40%                                           4,154,308           483,469               --           798,715          3,721,953
1.45%                                           4,124,694         1,246,546               --           747,902          1,484,712
1.50%                                           3,958,200         1,377,577               --           376,562          3,067,360
1.55%                                           1,532,881           598,989               --           342,658          1,671,371
1.60%                                           3,125,183            15,843               --            28,128          1,753,219
1.65%                                           2,203,733           264,072               --           272,183          2,135,304
1.70%                                           7,834,420         1,437,696               --           308,469          8,822,710
1.75%                                             518,837            57,658               --            88,004            533,102
1.80%                                           1,045,912            11,703               --                87            620,808
1.85%                                           1,029,270            56,562               --            80,990          1,166,588
1.90%                                           7,435,056         1,341,544               --           307,938          7,129,033
1.95%                                                  --                --               --                --                 --
2.00%                                             160,874             4,413               --                87            358,623
2.05%                                             617,555            53,555               --           123,807            772,644
2.10%                                             761,187           124,720               --            31,832          1,136,391
2.15%                                                 542                81               --                87              3,177
2.20%                                                 576                80               --                87              2,238
2.25%                                                  --                --               --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $54,558,489       $12,089,689       $3,921,205        $9,132,635        $49,816,682
-----------------------------------------------------------------------------------------------------------------------------------





 416    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

9. FINANCIAL HIGHLIGHTS


The following is a summary for each period in the five year period ended Dec. 31, 2010 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

AB VPS BAL WEALTH STRATEGY, CL B
2010                  1,100             $1.11  to  $1.08        $1,209       2.63%     1.00%  to 2.20%   9.20%     to   7.89%
2009                  1,367             $1.01  to  $1.00        $1,382       0.91%     1.00%  to 2.20%  23.21%     to  21.75%
2008                  1,717             $0.82  to  $0.82        $1,413          --     1.00%  to 2.20% (17.72%)(8) to (17.98%)(8)
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL THEMATIC GRO, CL B
2010                  5,268             $0.53  to  $1.20        $3,449       1.97%     1.00%  to 2.25%  17.40%     to  15.94%
2009                  6,173             $0.45  to  $1.04        $3,379          --     1.00%  to 2.25%  51.62%     to   3.29%(11)
2008                  7,480             $0.30  to  $0.59        $2,645          --     1.00%  to 2.20% (47.99%)    to (48.61%)
2007                  9,654             $0.57  to  $1.15        $6,773          --     1.00%  to 2.20%  18.69%     to  14.69%(7)
2006                  10,904            $0.48  to  $1.57        $6,040          --     1.00%  to 1.85%   7.31%     to   6.40%
----------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2010                  10,834            $1.04  to  $1.12       $11,432          --     1.00%  to 2.25%  11.68%     to  10.29%
2009                  13,976            $0.93  to  $1.02       $13,203       3.41%     1.00%  to 2.25%  19.15%     to   1.95%(11)
2008                  19,115            $0.78  to  $0.75       $15,181       1.83%     1.00%  to 2.20% (41.29%)    to (41.98%)
2007                  23,636            $1.33  to  $1.29       $32,029       1.21%     1.00%  to 2.20%   3.81%     to   2.56%
2006                  26,530            $1.28  to  $1.26       $34,617       1.17%     1.00%  to 2.20%  15.82%     to  14.45%
----------------------------------------------------------------------------------------------------------------------------

AB VPS INTER BOND, CL B
2010                  1,424             $1.56  to  $1.54        $2,179       5.10%     1.40%  to 1.60%   7.41%     to   7.20%
2009                  1,686             $1.45  to  $1.43        $2,403       3.48%     1.40%  to 1.60%  16.56%     to  16.32%
2008                  2,640             $1.25  to  $1.23        $3,203       5.07%     1.40%  to 1.60%  (7.88%)    to  (8.07%)
2007                  2,485             $1.35  to  $1.34        $3,273       4.65%     1.40%  to 1.60%   3.14%     to   2.93%
2006                  2,758             $1.31  to  $1.30        $3,526       3.80%     1.40%  to 1.60%   2.15%     to   1.95%
----------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2010                  47,828            $1.04  to  $1.03       $56,087       2.22%     1.00%  to 2.25%   3.26%     to   1.97%
2009                  140,194           $1.01  to  $1.01      $148,815       0.99%     1.00%  to 2.25%   1.61%(11) to   1.50%(11)
2008                  177,554           $0.54  to  $0.85      $143,374       0.88%     1.05%  to 2.20% (53.77%)    to (54.30%)
2007                  107,316           $1.17  to  $1.85      $191,755       0.98%     1.05%  to 2.20%   4.47%     to   3.27%
2006                  74,390            $1.12  to  $1.80      $132,164       1.22%     1.05%  to 2.20%  12.43%(6)  to  32.19%
----------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2010                  7,887             $0.65  to  $1.39        $5,448       0.28%     1.00%  to 1.85%   8.74%     to   7.82%
2009                  10,055            $0.60  to  $1.29        $6,448          --     1.00%  to 1.85%  35.74%     to  34.59%
2008                  12,149            $0.44  to  $0.96        $5,728          --     1.00%  to 1.85% (40.42%)    to (40.93%)
2007                  16,073            $0.74  to  $1.62       $12,656          --     1.00%  to 1.85%  12.48%     to  11.52%
2006                  18,654            $0.66  to  $1.45       $12,981          --     1.00%  to 1.85%  (1.63%)    to  (2.46%)
----------------------------------------------------------------------------------------------------------------------------

AC VP INC & GRO, CL I
2010                  364               $1.30  to  $1.30          $474       1.50%     1.40%  to 1.40%  12.56%     to  12.56%
2009                  424               $1.15  to  $1.15          $490       4.99%     1.40%  to 1.40%  16.46%     to  16.46%
2008                  555               $0.99  to  $0.99          $550       2.20%     1.40%  to 1.40% (35.50%)    to (35.50%)
2007                  747               $1.54  to  $1.54        $1,148       1.97%     1.40%  to 1.40%  (1.46%)    to  (1.46%)
2006                  962               $1.56  to  $1.56        $1,501       2.03%     1.40%  to 1.40%  15.47%     to  15.47%
----------------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    417

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

AC VP INFLATION PROT, CL II
2010                  68,416            $1.22  to  $1.18       $83,877       1.69%     1.05%  to 2.20%   4.00%     to   2.81%
2009                  73,414            $1.17  to  $1.15       $87,020       1.78%     1.05%  to 2.20%   9.09%     to   7.84%
2008                  72,179            $1.08  to  $1.07       $78,899       4.99%     1.05%  to 2.20%  (2.63%)    to  (3.74%)
2007                  117,536           $1.10  to  $1.11      $132,760       4.51%     1.05%  to 2.20%   8.35%     to   7.11%
2006                  129,374           $1.02  to  $1.03      $135,725       3.47%     1.05%  to 2.20%   2.17%(6)  to  (0.63%)
----------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2010                  10                $1.02  to  $1.35           $17       1.94%     1.05%  to 2.20%  11.96%     to  10.67%
2009                  23                $0.91  to  $1.22           $31       4.51%     1.05%  to 2.20%  32.24%     to  30.71%
2008                  114               $0.69  to  $0.94          $109       0.64%     1.05%  to 2.20% (45.48%)    to (46.10%)
2007                  114               $1.26  to  $1.74          $202       0.23%     1.05%  to 2.20%  16.68%     to  15.33%
2006                  38                $1.08  to  $1.50           $59       1.19%     1.05%  to 2.20%   8.20%(6)  to  22.03%
----------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2010                  65                $1.24  to  $1.22           $67       2.00%     1.00%  to 2.25%  17.80%     to  16.33%
2009                  77                $1.05  to  $1.05           $67       3.85%     1.00%  to 2.25%   4.44%(11) to   4.33%(11)
2008                  59                $0.67  to  $0.66           $40       0.07%     1.05%  to 2.20% (25.30%)    to (26.15%)
2007                  74                $0.90  to  $0.89           $68       1.99%     1.05%  to 2.20% (10.40%)(7) to (11.10%)(7)
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2010                  33,812            $1.19  to  $1.17       $35,139       0.36%     1.00%  to 2.25%  14.66%     to  13.24%
2009                  38,929            $1.03  to  $1.03       $35,507       0.18%     1.00%  to 2.25%   2.99%(11) to   2.88%(11)
2008                  42,320            $0.67  to  $0.67       $29,169          --     1.05%  to 2.20% (42.26%)    to (42.92%)
2007                  45,157            $1.15  to  $1.18       $54,243          --     1.05%  to 2.20%  19.57%     to  18.20%
2006                  117,963           $0.97  to  $1.00      $118,724          --     1.05%  to 2.20%  (2.84%)(6) to  (5.49%)
----------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2010                  318               $1.90  to  $1.90          $604       2.17%     1.40%  to 1.40%  11.85%     to  11.85%
2009                  373               $1.70  to  $1.70          $634       5.82%     1.40%  to 1.40%  18.20%     to  18.20%
2008                  456               $1.44  to  $1.44          $656       2.56%     1.40%  to 1.40% (27.80%)    to (27.80%)
2007                  588               $1.99  to  $1.99        $1,172       1.72%     1.40%  to 1.40%  (6.46%)    to  (6.46%)
2006                  816               $2.13  to  $2.13        $1,739       1.49%     1.40%  to 1.40%  17.01%     to  17.01%
----------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2010                  501               $1.15  to  $1.14          $581       2.04%     1.00%  to 2.25%  11.92%     to  10.53%
2009                  573               $1.03  to  $1.03          $596       5.51%     1.00%  to 2.25%   2.48%(11) to   2.37%(11)
2008                  353               $0.76  to  $0.86          $311       2.25%     1.05%  to 2.20% (27.57%)    to (28.39%)
2007                  349               $1.05  to  $1.20          $426       1.35%     1.05%  to 2.20%  (6.30%)    to  (7.38%)
2006                  335               $1.12  to  $1.29          $439       1.01%     1.05%  to 2.20%  12.30%(6)  to  15.90%
----------------------------------------------------------------------------------------------------------------------------

COL VP ASSET ALLOC, CL 1
2010                  72                $1.60  to  $1.59          $114       2.88%     1.15%  to 1.25%  12.13%     to  12.02%
2009                  180               $1.42  to  $1.42          $256       4.24%     1.15%  to 1.25%  22.58%     to  22.46%
2008                  261               $1.16  to  $1.16          $302       3.12%     1.15%  to 1.25% (29.14%)    to (29.21%)
2007                  530               $1.64  to  $1.63          $866       2.73%     1.15%  to 1.25%   7.92%     to   7.81%
2006                  539               $1.52  to  $1.51          $817       2.46%     1.15%  to 1.25%  10.51%     to  10.40%
----------------------------------------------------------------------------------------------------------------------------

COL FEDERAL SEC, VS CL A
2010                  679               $1.27  to  $1.26          $857       5.00%     1.15%  to 1.25%   3.85%     to   3.75%
2009                  882               $1.22  to  $1.22        $1,073       6.53%     1.15%  to 1.25%   0.74%     to   0.64%
2008                  1,204             $1.21  to  $1.21        $1,455       5.99%     1.15%  to 1.25%   6.85%     to   6.75%
2007                  1,652             $1.14  to  $1.13        $1,870       5.79%     1.15%  to 1.25%   4.97%     to   4.86%
2006                  1,622             $1.08  to  $1.08        $1,751       5.60%     1.15%  to 1.25%   2.53%     to   2.43%
----------------------------------------------------------------------------------------------------------------------------



 418    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

COL VP HI INC, CL 1
2010                  280               $1.26  to  $1.26          $352       7.38%     1.15%  to 1.25%  10.67%     to  10.57%
2009                  364               $1.14  to  $1.14          $414      10.08%     1.15%  to 1.25%  42.50%     to  42.36%
2008                  490               $0.80  to  $0.80          $392      10.27%     1.15%  to 1.25% (25.64%)    to (25.71%)
2007                  653               $1.08  to  $1.07          $702       5.06%     1.15%  to 1.25%   0.67%     to   0.57%
2006                  646               $1.07  to  $1.07          $691       3.76%     1.15%  to 1.25%   6.90%(5)  to   6.83%(5)
----------------------------------------------------------------------------------------------------------------------------

COL VP HI INC, CL 2
2010                  13,824            $1.13  to  $1.11       $16,968       7.84%     1.00%  to 2.25%  10.79%     to   9.41%
2009                  15,796            $1.02  to  $1.02       $17,611      10.17%     1.00%  to 2.25%   1.79%(11) to   1.69%(11)
2008                  19,037            $0.80  to  $0.78       $14,998      10.14%     1.05%  to 2.20% (25.54%)    to (26.40%)
2007                  25,829            $1.08  to  $1.06       $27,506       7.19%     1.05%  to 2.20%   0.63%     to  (0.52%)
2006                  49,073            $1.07  to  $1.06       $52,288       3.76%     1.05%  to 2.20%   7.01%(6)  to   6.18%(5)
----------------------------------------------------------------------------------------------------------------------------

COL LG CAP GRO, VS CL A
2010                  267               $1.18  to  $1.17          $314       0.59%     1.15%  to 1.25%  16.15%     to  16.04%
2009                  424               $1.02  to  $1.01          $430       0.66%     1.15%  to 1.25%  33.27%     to  33.14%
2008                  719               $0.76  to  $0.76          $548       0.26%     1.15%  to 1.25% (41.12%)    to (41.17%)
2007                  899               $1.30  to  $1.29        $1,164       0.38%     1.15%  to 1.25%  14.44%     to  14.33%
2006                  970               $1.13  to  $1.13        $1,098       0.35%     1.15%  to 1.25%   8.98%     to   8.87%
----------------------------------------------------------------------------------------------------------------------------

COL VP MARSICO GRO, CL 1
2010                  8,764             $1.22  to  $1.21        $8,719       0.19%     1.00%  to 2.25%  20.34%     to  18.84%
2009                  326,335           $1.02  to  $1.01      $271,853       0.89%     1.00%  to 2.25%   0.98%(11) to   0.88%(11)
2008                  224,766           $0.67  to  $0.66      $150,149       0.35%     1.05%  to 2.20% (40.08%)    to (40.77%)
2007                  136,002           $1.13  to  $1.12      $152,479       0.02%     1.05%  to 2.20%  12.45%(7)  to  11.59%(7)
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

COL VP MARSICO INTL OPP, CL 2
2010                  367               $1.13  to  $1.12          $322       0.68%     1.00%  to 2.25%  12.60%     to  11.19%
2009                  367               $1.01  to  $1.00          $287       1.88%     1.00%  to 2.25%   0.16%(11) to   0.06%(11)
2008                  184               $0.58  to  $0.57          $107       1.52%     1.05%  to 2.20% (49.03%)    to (49.61%)
2007                  49                $1.14  to  $1.13           $57       0.16%     1.05%  to 2.20%  14.06%(7)  to  13.19%(7)
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

COL VP SM CAP VAL, CL 2
2010                  4,520             $1.33  to  $1.31        $6,292       2.02%     1.00%  to 2.25%  25.21%     to  23.66%
2009                  186,061           $1.06  to  $1.06      $201,778       1.01%     1.00%  to 2.25%   7.28% (11)to   7.17% (11)
2008                  127,803           $0.71  to  $0.94      $113,726       0.49%     1.05%  to 2.20% (28.91%)    to (29.72%)
2007                  94,685            $1.00  to  $1.34      $119,998       0.08%     1.05%  to 2.20%  (3.60%)    to  (4.71%)
2006                  158               $1.04  to  $1.40          $224       0.33%     1.05%  to 2.20%   3.74%(6)  to  16.77%
----------------------------------------------------------------------------------------------------------------------------

COL VP SM CO GRO, CL 1
2010                  61                $1.93  to  $1.92          $117          --     1.15%  to 1.25%  26.91%     to  26.79%
2009                  85                $1.52  to  $1.51          $129          --     1.15%  to 1.25%  24.22%     to  24.10%
2008                  92                $1.22  to  $1.22          $112          --     1.15%  to 1.25% (41.50%)    to (41.56%)
2007                  107               $2.09  to  $2.08          $223          --     1.15%  to 1.25%  12.16%     to  12.04%
2006                  131               $1.87  to  $1.86          $245          --     1.15%  to 1.25%  11.12%     to  11.01%
----------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2010                  899               $1.19  to  $1.17          $871       7.50%     1.00%  to 2.25%  15.49%     to  14.06%
2009                  686               $1.03  to  $1.03          $579      12.70%     1.00%  to 2.25%   1.50%(11) to   1.39%(11)
2008                  489               $0.72  to  $0.71          $351       1.34%     1.05%  to 2.20% (34.42%)    to (35.18%)
2007                  264               $1.10  to  $1.10          $292       9.54%     1.05%  to 2.20%  10.54% (7) to   9.70%(7)
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    419

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX I
2010                  140               $1.22  to  $1.22          $171       0.15%     1.40%  to 1.60%  12.87%     to  12.64%
2009                  173               $1.08  to  $1.08          $187          --     1.40%  to 1.60%   8.34%(10) to   8.29%(10)
2008                  258               $0.82  to  $0.53          $149          --     1.40%  to 1.60% (39.17%)    to (39.29%)
2007                  270               $1.35  to  $0.87          $255          --     1.40%  to 1.60%  10.12%     to   9.90%
2006                  408               $1.23  to  $0.79          $346          --     1.40%  to 1.60%   0.48%     to   0.28%
----------------------------------------------------------------------------------------------------------------------------

DREY IP MIDCAP STOCK, SERV
2010                  70                $0.98  to  $1.20           $89       0.89%     1.05%  to 2.20%  25.63%     to  24.19%
2009                  73                $0.78  to  $0.97           $75       0.96%     1.05%  to 2.20%  33.92%     to  32.39%
2008                  72                $0.58  to  $0.73           $55       0.76%     1.05%  to 2.20% (41.08%)    to (41.75%)
2007                  73                $0.99  to  $1.25           $96       0.30%     1.05%  to 2.20%   0.32%     to  (0.84%)
2006                  75                $0.98  to  $1.26           $99       0.20%     1.05%  to 2.20%  (1.72%)(6) to   5.34%
----------------------------------------------------------------------------------------------------------------------------

DREY IP TECH GRO, SERV
2010                  9,966             $1.28  to  $1.33       $13,679          --     1.05%  to 2.20%  28.30%     to  26.84%
2009                  13,031            $1.00  to  $1.04       $14,023       0.19%     1.05%  to 2.20%  55.44%     to  53.66%
2008                  16,569            $0.64  to  $0.68       $11,541          --     1.05%  to 2.20% (41.86%)    to (42.53%)
2007                  17,239            $1.11  to  $1.18       $20,781          --     1.05%  to 2.20%  13.24%     to  11.94%
2006                  35,608            $0.98  to  $1.06       $37,934          --     1.05%  to 2.20%  (2.07%)(6) to   1.78%
----------------------------------------------------------------------------------------------------------------------------

DREY SOC RESP GRO, INIT
2010                  1,406             $0.72  to  $1.48        $1,015       0.88%     1.20%  to 1.80%  13.45%     to  12.77%
2009                  1,559             $0.64  to  $1.31          $999       1.00%     1.20%  to 1.80%  32.16%     to  31.36%
2008                  1,941             $0.48  to  $1.00          $945       0.78%     1.20%  to 1.80% (35.21%)    to (35.60%)
2007                  2,566             $0.74  to  $1.55        $1,935       0.54%     1.20%  to 1.80%   6.49%     to   5.86%
2006                  2,879             $0.70  to  $1.46        $2,037       0.11%     1.20%  to 1.80%   7.90%     to   7.26%
----------------------------------------------------------------------------------------------------------------------------

DREY VIF APPR, SERV
2010                  522               $1.13  to  $1.15          $624       1.88%     1.05%  to 2.20%  13.84%     to  12.54%
2009                  554               $0.99  to  $1.02          $586       2.26%     1.05%  to 2.20%  20.96%     to  19.56%
2008                  672               $0.82  to  $0.85          $589       1.74%     1.05%  to 2.20% (30.46%)    to (31.25%)
2007                  731               $1.18  to  $1.24          $927       1.26%     1.05%  to 2.20%   5.73%     to   4.52%
2006                  684               $1.12  to  $1.18          $826       1.33%     1.05%  to 2.20%  12.07%(6)  to  13.68%
----------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2010                  155               $1.11  to  $1.09          $129       1.53%     1.00%  to 2.25%   8.65%     to   7.30%
2009                  154               $1.02  to  $1.02          $119       2.56%     1.00%  to 2.25%   1.32%(11) to   1.21%(11)
2008                  50                $0.62  to  $0.61           $32       1.57%     1.05%  to 2.20% (42.96%)    to (43.61%)
2007                  20                $1.10  to  $1.09           $23          --     1.05%  to 2.20%   9.88%(7)  to   9.04%(7)
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2010                  147               $1.05  to  $1.03          $182       1.62%     1.00%  to 2.25%   3.17%     to   1.89%
2009                  191               $1.02  to  $1.02          $232       3.77%     1.00%  to 2.25%   1.40%(11) to   1.29%(11)
2008                  217               $0.68  to  $0.92          $206       2.20%     1.05%  to 2.20% (38.14%)    to (38.84%)
2007                  306               $1.10  to  $1.51          $472       1.40%     1.05%  to 2.20%   2.82%     to   1.66%
2006                  211               $1.07  to  $1.49          $320       1.24%     1.05%  to 2.20%   6.35%(6)  to  19.72%
----------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2010                  5,585             $1.11  to  $1.09        $5,985       4.03%     1.00%  to 2.25%   8.32%     to   6.69%
2009                  130,395           $1.02  to  $1.02      $130,494       4.79%     1.00%  to 2.25%   2.11%(11) to   2.00%(11)
2008                  95,579            $0.71  to  $0.70       $67,320       5.75%     1.05%  to 2.20% (27.90%)    to (28.73%)
2007                  70,167            $0.99  to  $0.98       $68,931       6.34%     1.05%  to 2.20%  (1.36%)(7) to  (2.12%)(7)
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------



 420    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

FID VIP BAL, SERV CL
2010                  188               $1.32  to  $1.30          $244       1.52%     1.15%  to 1.25%  16.64%     to  16.52%
2009                  234               $1.13  to  $1.12          $262       1.58%     1.15%  to 1.25%  36.78%     to  36.64%
2008                  382               $0.83  to  $0.82          $313       1.46%     1.15%  to 1.25% (34.78%)    to (34.84%)
2007                  479               $1.27  to  $1.26          $601       2.95%     1.15%  to 1.25%   7.65%     to   7.54%
2006                  499               $1.18  to  $1.17          $582       1.91%     1.15%  to 1.25%  10.37%     to  10.26%
----------------------------------------------------------------------------------------------------------------------------

FID VIP BAL, SERV CL 2
2010                  43                $1.38  to  $1.30           $59       1.23%     1.40%  to 1.80%  16.12%     to  15.66%
2009                  58                $1.19  to  $1.12           $69       1.51%     1.40%  to 1.80%  36.40%     to  35.86%
2008                  120               $0.87  to  $0.82          $104       1.14%     1.40%  to 1.80% (35.06%)    to (35.32%)
2007                  277               $1.34  to  $1.28          $368       3.02%     1.40%  to 1.80%   7.20%     to   6.77%
2006                  247               $1.25  to  $1.19          $301       1.74%     1.40%  to 1.80%   9.95%     to   9.51%
----------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL
2010                  4,872             $1.45  to  $1.39        $6,871       1.02%     1.00%  to 1.35%  15.94%     to  15.54%
2009                  6,344             $1.25  to  $1.21        $7,738       1.22%     1.00%  to 1.35%  34.32%     to  33.85%
2008                  9,274             $0.93  to  $0.90        $8,451       0.72%     1.00%  to 1.35% (43.19%)    to (43.39%)
2007                  13,814            $1.64  to  $1.59       $22,224       0.84%     1.00%  to 1.35%  16.33%     to  15.92%
2006                  15,108            $1.41  to  $1.37       $20,941       1.11%     1.00%  to 1.35%  10.48%     to  10.10%
----------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2010                  101,843           $1.63  to  $1.19      $160,672       0.86%     1.00%  to 2.25%  15.76%     to  14.32%
2009                  170,078           $1.41  to  $1.04      $228,932       0.99%     1.00%  to 2.25%  34.12%     to   3.59%(11)
2008                  272,162           $1.05  to  $0.88      $271,440       0.83%     1.00%  to 2.20% (43.26%)    to (43.94%)
2007                  258,353           $1.85  to  $1.58      $460,760       0.69%     1.00%  to 2.20%  16.13%     to  14.74%
2006                  269,792           $1.59  to  $1.37      $418,463       1.12%     1.00%  to 2.20%  10.33%     to   9.01%
----------------------------------------------------------------------------------------------------------------------------

FID VIP DYN APPR, SERV CL 2
2010                  543               $1.38  to  $1.56          $734       0.24%     1.20%  to 1.80%  16.58%     to  15.89%
2009                  899               $1.18  to  $1.35        $1,047       0.02%     1.20%  to 1.80%  34.17%     to  33.37%
2008                  1,260             $0.88  to  $1.01        $1,105       0.42%     1.20%  to 1.80% (42.05%)    to (42.40%)
2007                  1,556             $1.52  to  $1.76        $2,417       0.12%     1.20%  to 1.80%   5.45%     to   4.81%
2006                  1,613             $1.44  to  $1.68        $2,387       0.27%     1.20%  to 1.80%  12.46%     to  11.79%
----------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2010                  2,525             $1.00  to  $0.99        $2,500       0.54%     1.15%  to 1.60%  13.35%     to  12.84%
2009                  3,458             $0.88  to  $0.88        $3,025       0.94%     1.15%  to 1.60%  25.71%     to  25.14%
2008                  4,294             $0.70  to  $0.70        $3,000       0.98%     1.15%  to 1.60% (42.44%)    to (42.70%)
2007                  5,750             $1.22  to  $1.22        $7,005       1.65%     1.15%  to 1.60%  10.71%     to  10.21%
2006                  6,546             $1.10  to  $1.11        $7,229       0.83%     1.15%  to 1.60%  11.72%     to  11.22%
----------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2010                  113               $1.12  to  $1.08          $125       0.36%     1.40%  to 1.80%  12.96%     to  12.51%
2009                  178               $0.99  to  $0.96          $175       0.85%     1.40%  to 1.80%  25.25%     to  24.77%
2008                  219               $0.79  to  $0.77          $172       0.52%     1.40%  to 1.80% (42.71%)    to (42.93%)
2007                  531               $1.38  to  $1.35          $730       1.30%     1.40%  to 1.80%  10.29%     to   9.86%
2006                  798               $1.25  to  $1.23          $996       0.70%     1.40%  to 1.80%  11.29%     to  10.86%
----------------------------------------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL
2010                  141               $0.86  to  $0.85          $121       0.18%     1.15%  to 1.25%  22.64%     to  22.52%
2009                  144               $0.70  to  $0.69          $101       0.36%     1.15%  to 1.25%  26.68%     to  26.56%
2008                  147               $0.55  to  $0.55           $81       0.65%     1.15%  to 1.25% (47.84%)    to (47.89%)
2007                  187               $1.06  to  $1.05          $198       0.66%     1.15%  to 1.25%  25.41%     to  25.29%
2006                  243               $0.85  to  $0.84          $205       0.29%     1.15%  to 1.25%   5.52%     to   5.41%
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    421

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL 2
2010                  2,741             $1.12  to  $1.07        $3,114       0.03%     1.00%  to 2.20%  22.63%     to  21.17%
2009                  3,566             $0.91  to  $0.88        $3,296       0.20%     1.00%  to 2.20%  26.69%     to  25.18%
2008                  3,980             $0.72  to  $0.71        $2,929       0.52%     1.00%  to 2.20% (47.83%)    to (48.46%)
2007                  4,959             $1.38  to  $1.37        $7,008       0.38%     1.00%  to 2.20%  25.39%     to  23.89%
2006                  5,423             $1.10  to  $1.10        $6,097       0.16%     1.00%  to 2.20%   5.52%     to   4.26%
----------------------------------------------------------------------------------------------------------------------------

FID VIP HI INC, SERV CL
2010                  2,049             $1.36  to  $1.31        $2,706       7.51%     1.00%  to 1.35%  12.66%     to  12.26%
2009                  2,315             $1.21  to  $1.17        $2,731       8.17%     1.00%  to 1.35%  42.35%     to  41.85%
2008                  2,896             $0.85  to  $0.82        $2,417       7.70%     1.00%  to 1.35% (25.81%)    to (26.07%)
2007                  3,798             $1.14  to  $1.11        $4,279       8.21%     1.00%  to 1.35%   1.63%     to   1.27%
2006                  3,734             $1.12  to  $1.10        $4,149       8.07%     1.00%  to 1.35%  10.08%     to   9.69%
----------------------------------------------------------------------------------------------------------------------------

FID VIP HI INC, SERV CL 2
2010                  629               $1.67  to  $1.65        $1,028       7.49%     1.20%  to 1.80%  12.32%     to  11.65%
2009                  748               $1.49  to  $1.48        $1,090       7.19%     1.20%  to 1.80%  41.75%     to  40.92%
2008                  1,011             $1.05  to  $1.05        $1,042       6.73%     1.20%  to 1.80% (26.04%)    to (26.48%)
2007                  1,581             $1.42  to  $1.43        $2,210       7.40%     1.20%  to 1.80%   1.31%     to   0.71%
2006                  1,815             $1.40  to  $1.42        $2,506       8.69%     1.20%  to 1.80%   9.70%     to   9.05%
----------------------------------------------------------------------------------------------------------------------------

FID VIP INVEST GR, SERV CL 2
2010                  39,955            $1.06  to  $1.04       $49,309       1.49%     1.00%  to 2.25%   6.48%     to   5.15%
2009                  201,937           $0.99  to  $0.99      $235,281       8.45%     1.00%  to 2.25%  (1.12%)(11)to  (1.23%)(11)
2008                  181,670           $1.02  to  $1.00      $186,243       3.86%     1.05%  to 2.20%  (4.47%)    to  (5.56%)
2007                  187,623           $1.07  to  $1.06      $202,610       2.39%     1.05%  to 2.20%   2.99%     to   1.81%
2006                  68,197            $1.04  to  $1.04       $72,153       3.13%     1.05%  to 2.20%   4.37%(6)  to   1.88%
----------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2010                  5,421             $2.76  to  $2.46       $15,321       0.24%     1.00%  to 1.60%  27.42%     to  26.66%
2009                  7,006             $2.16  to  $1.94       $15,585       0.55%     1.00%  to 1.60%  38.62%     to  37.79%
2008                  9,170             $1.56  to  $1.41       $14,784       0.34%     1.00%  to 1.60% (40.11%)    to (40.47%)
2007                  12,971            $2.61  to  $2.36       $35,213       0.71%     1.00%  to 1.60%  14.33%     to  13.64%
2006                  15,989            $2.28  to  $2.08       $37,793       0.27%     1.00%  to 1.60%  11.47%     to  10.81%
----------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2010                  22,356            $2.24  to  $1.28       $49,563       0.07%     1.00%  to 2.25%  27.29%     to  25.70%
2009                  79,692            $1.76  to  $1.02      $129,650       0.42%     1.00%  to 2.25%  38.36%     to   1.44%(11)
2008                  107,921           $1.27  to  $1.02      $127,460       0.26%     1.00%  to 2.20% (40.21%)    to (40.92%)
2007                  76,055            $2.13  to  $1.73      $155,334       0.49%     1.00%  to 2.20%  14.18%     to  12.81%
2006                  58,113            $1.86  to  $1.53      $107,088       0.15%     1.00%  to 2.20%  11.29%     to   9.96%
----------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2010                  708               $1.15  to  $0.91          $728       1.20%     1.40%  to 1.60%  11.42%     to  11.20%
2009                  867               $1.03  to  $0.82          $761       1.62%     1.40%  to 1.60%  24.68%     to  24.43%
2008                  1,856             $0.83  to  $0.66        $1,273       2.27%     1.40%  to 1.60% (44.65%)    to (44.76%)
2007                  2,253             $1.49  to  $1.19        $2,820       3.19%     1.40%  to 1.60%  15.57%     to  15.34%
2006                  1,776             $1.29  to  $1.04        $1,979       0.79%     1.40%  to 1.60%  16.31%     to  16.08%
----------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2010                  14,629            $1.47  to  $1.12       $21,355       0.98%     1.00%  to 2.25%  11.71%     to  10.33%
2009                  22,843            $1.32  to  $1.01       $29,145       1.89%     1.00%  to 2.25%  24.96%     to   1.47%(11)
2008                  24,644            $1.06  to  $0.92       $25,327       2.60%     1.00%  to 2.20% (44.52%)    to (45.18%)
2007                  23,508            $1.90  to  $1.68       $44,136       2.82%     1.00%  to 2.20%  15.88%     to  14.49%
2006                  26,417            $1.64  to  $1.47       $43,371       0.68%     1.00%  to 2.20%  16.60%     to  15.22%
----------------------------------------------------------------------------------------------------------------------------



 422    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2010                  2,988             $1.39  to  $1.06        $5,147       2.64%     1.00%  to 2.20%  19.77%     to  18.34%
2009                  4,996             $1.16  to  $0.89        $6,794      14.22%     1.00%  to 2.20%  17.90%     to  16.50%
2008                  6,199             $0.98  to  $0.77        $7,105       1.08%     1.00%  to 2.20% (42.97%)    to (43.65%)
2007                  8,046             $1.72  to  $1.36       $16,392       2.13%     1.00%  to 2.20% (21.65%)    to (22.59%)
2006                  6,095             $2.20  to  $1.76       $17,487       1.99%     1.00%  to 2.20%  19.39%     to  17.97%
----------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK INC SEC, CL 2
2010                  14,058            $1.16  to  $1.14       $22,914       6.68%     1.00%  to 2.25%  11.56%     to  10.16%
2009                  15,924            $1.04  to  $1.04       $23,670       8.05%     1.00%  to 2.25%   3.66%(11) to   3.55%(11)
2008                  18,729            $0.79  to  $0.90       $20,865       5.48%     1.05%  to 2.20% (30.39%)    to (31.20%)
2007                  23,205            $1.14  to  $1.30       $37,538       3.38%     1.05%  to 2.20%   2.67%     to   1.49%
2006                  22,695            $1.11  to  $1.29       $36,224       3.57%     1.05%  to 2.20%  11.39%(6)  to  15.69%
----------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK RISING DIVD, CL 2
2010                  727               $1.03  to  $1.16          $866       1.64%     1.05%  to 2.20%  19.39%     to  18.02%
2009                  746               $0.87  to  $0.98          $749       1.49%     1.05%  to 2.20%  16.12%     to  14.80%
2008                  1,111             $0.75  to  $0.86          $964       1.85%     1.05%  to 2.20% (27.86%)    to (28.69%)
2007                  1,164             $1.03  to  $1.20        $1,412       2.47%     1.05%  to 2.20%  (3.71%)    to  (4.82%)
2006                  780               $1.07  to  $1.26          $993       1.08%     1.05%  to 2.20%   7.96%(6)  to  14.59%
----------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2010                  3,828             $1.66  to  $2.05        $6,954       0.76%     1.00%  to 1.85%  26.95%     to  25.87%
2009                  4,825             $1.31  to  $1.63        $6,963       1.71%     1.00%  to 1.85%  27.87%     to  26.79%
2008                  5,913             $1.02  to  $1.28        $6,703       1.16%     1.00%  to 1.85% (33.68%)    to (34.25%)
2007                  7,074             $1.54  to  $1.95       $11,951       0.64%     1.00%  to 1.85%  (3.36%)    to  (4.18%)
2006                  7,825             $1.60  to  $2.04       $13,758       0.64%     1.00%  to 1.85%  15.82%     to  14.84%
----------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM MID CAP GRO, CL 2
2010                  13,912            $1.00  to  $1.26       $12,648          --     1.00%  to 2.20%  26.35%     to  24.85%
2009                  16,697            $0.79  to  $1.01       $12,245          --     1.00%  to 2.20%  42.15%     to  40.45%
2008                  20,487            $0.56  to  $0.72       $10,708          --     1.00%  to 2.20% (43.07%)    to (43.75%)
2007                  25,432            $0.98  to  $1.27       $23,347          --     1.00%  to 2.20%  10.13%     to   8.80%
2006                  29,402            $0.89  to  $1.17       $24,298          --     1.00%  to 2.20%   7.61%     to   6.33%
----------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2010                  40,353            $1.57  to  $1.14       $62,322       1.53%     1.00%  to 2.20%  10.09%     to   8.77%
2009                  51,247            $1.43  to  $1.05       $72,174       1.89%     1.00%  to 2.20%  24.79%     to  23.31%
2008                  62,660            $1.14  to  $0.85       $70,942       2.87%     1.00%  to 2.20% (37.74%)    to (38.48%)
2007                  84,105            $1.84  to  $1.38      $153,569       1.68%     1.00%  to 2.20%   2.44%     to   1.22%
2006                  120,060           $1.79  to  $1.36      $207,311       1.24%     1.00%  to 2.20%  17.21%     to  15.81%
----------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV MKTS SEC, CL 2
2010                  452               $2.79  to  $2.69        $1,229       1.69%     1.00%  to 1.35%  16.41%     to  16.01%
2009                  538               $2.40  to  $2.32        $1,262       4.54%     1.00%  to 1.35%  70.88%     to  70.28%
2008                  661               $1.40  to  $1.36          $927       2.86%     1.00%  to 1.35% (53.18%)    to (53.34%)
2007                  954               $2.99  to  $2.92        $2,855       2.21%     1.00%  to 1.35%  27.50%     to  27.05%
2006                  843               $2.35  to  $2.30        $1,996       1.20%     1.00%  to 1.35%  26.82%     to  26.38%
----------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2010                  10,647            $1.35  to  $1.90       $15,406       1.88%     1.00%  to 1.85%   7.33%     to   6.42%
2009                  13,232            $1.26  to  $1.79       $17,729       3.63%     1.00%  to 1.85%  35.68%     to  34.53%
2008                  17,025            $0.93  to  $1.33       $16,811       2.42%     1.00%  to 1.85% (40.97%)    to (41.47%)
2007                  20,887            $1.57  to  $2.27       $35,247       1.98%     1.00%  to 1.85%  14.30%     to  13.33%
2006                  22,383            $1.38  to  $2.00       $33,069       1.25%     1.00%  to 1.85%  20.24%     to  19.23%
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    423

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

FTVIPT TEMP GLOBAL BOND, CL 2
2010                  25,847            $1.14  to  $1.12       $47,317       0.58%     1.00%  to 2.25%  13.31%     to  11.90%
2009                  149,278           $1.01  to  $1.00      $237,224      14.66%     1.00%  to 2.25%   0.79%(11) to   0.68%(11)
2008                  140,067           $1.21  to  $1.36      $191,200       3.73%     1.05%  to 2.20%   5.10%     to   3.89%
2007                  157,788           $1.15  to  $1.31      $207,049       2.81%     1.05%  to 2.20%   9.84%     to   8.58%
2006                  103,036           $1.05  to  $1.21      $124,797       2.76%     1.05%  to 2.20%   4.68%(6)  to  10.32%
----------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP GRO SEC, CL 2
2010                  3,287             $1.09  to  $1.07        $3,471       1.39%     1.00%  to 2.25%   6.32%     to   5.00%
2009                  3,685             $1.02  to  $1.02        $3,685       3.19%     1.00%  to 2.25%   3.09%(11) to   2.98%(11)
2008                  3,541             $0.64  to  $0.80        $2,776       1.78%     1.05%  to 2.20% (42.93%)    to (43.59%)
2007                  3,887             $1.12  to  $1.42        $5,432       1.36%     1.05%  to 2.20%   1.27%     to   0.11%
2006                  2,957             $1.11  to  $1.42        $4,151       1.30%     1.05%  to 2.20%  10.85%(6)  to  19.17%
----------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2010                  25,032            $1.30  to  $1.29       $49,215       0.43%     1.00%  to 2.25%  23.76%     to  22.23%
2009                  72,480            $1.05  to  $1.05      $113,332       1.73%     1.00%  to 2.25%   4.55% (11)to   4.44%(11)
2008                  85,198            $0.69  to  $0.93      $101,943       1.09%     1.05%  to 2.20% (37.71%)    to (38.42%)
2007                  84,709            $1.10  to  $1.51      $165,284       0.83%     1.05%  to 2.20%   2.12%     to   0.95%
2006                  70,189            $1.08  to  $1.49      $136,205       1.28%     1.05%  to 2.20%   8.18%(6)  to  13.64%
----------------------------------------------------------------------------------------------------------------------------

GS VIT STRATEGIC GRO, INST
2010                  467               $0.93  to  $0.83          $396       0.38%     1.40%  to 1.60%   9.20%     to   8.98%
2009                  691               $0.86  to  $0.76          $533       0.52%     1.40%  to 1.60%  45.69%     to  45.40%
2008                  590               $0.59  to  $0.52          $315       0.11%     1.40%  to 1.60% (42.57%)    to (42.68%)
2007                  879               $1.02  to  $0.91          $821       0.16%     1.40%  to 1.60%   8.59%     to   8.37%
2006                  1,191             $0.94  to  $0.84        $1,033       0.12%     1.40%  to 1.60%   7.05%     to   6.84%
----------------------------------------------------------------------------------------------------------------------------

GS VIT STRATEGIC INTL EQ, INST
2010                  247               $1.06  to  $0.81          $210       1.48%     1.40%  to 1.60%   8.83%     to   8.61%
2009                  299               $0.97  to  $0.75          $233       1.76%     1.40%  to 1.60%  26.90%     to  26.64%
2008                  389               $0.77  to  $0.59          $244       2.86%     1.40%  to 1.60% (46.71%)    to (46.82%)
2007                  527               $1.44  to  $1.11          $616       1.09%     1.40%  to 1.60%   6.38%     to   6.16%
2006                  709               $1.35  to  $1.04          $785       1.48%     1.40%  to 1.60%  20.41%     to  20.17%
----------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2010                  3,948             $1.14  to  $1.12        $3,300       1.31%     1.00%  to 2.25%  11.72%     to  10.34%
2009                  5,282             $1.02  to  $1.02        $3,976       1.84%     1.00%  to 2.25%   1.70%(11) to   1.59%(11)
2008                  7,116             $0.59  to  $0.58        $4,500       1.44%     1.05%  to 2.20% (37.66%)    to (38.36%)
2007                  9,161             $0.94  to  $0.93        $9,424       1.00%     1.05%  to 2.20%  (6.03%)(7) to  (6.75%)(7)
2006                  10,305            $1.05  to  $1.75       $10,954       1.08%     1.20%  to 1.80%  11.55%     to  10.88%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI BASIC VAL, SER II
2010                  24,076            $0.95  to  $0.86       $23,784       0.35%     1.00%  to 2.20%   5.88%     to   4.62%
2009                  27,607            $0.90  to  $0.82       $25,899       1.17%     1.00%  to 2.20%  46.27%     to  44.53%
2008                  32,005            $0.61  to  $0.57       $20,639       0.53%     1.00%  to 2.20% (52.38%)    to (52.95%)
2007                  30,365            $1.29  to  $1.21       $41,494       0.33%     1.00%  to 2.20%   0.35%     to  (0.85%)
2006                  33,599            $1.28  to  $1.22       $45,913       0.12%     1.00%  to 2.20%  11.82%     to  10.49%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER I
2010                  8,859             $0.68  to  $1.29        $5,716       0.73%     1.00%  to 1.80%  14.34%     to  13.44%
2009                  10,987            $0.60  to  $1.14        $6,340       0.61%     1.00%  to 1.80%  19.87%     to  18.92%
2008                  13,207            $0.50  to  $0.96        $6,419          --     1.00%  to 1.80% (43.07%)    to (43.52%)
2007                  17,511            $0.88  to  $1.69       $14,982          --     1.00%  to 1.80%  10.89%     to  10.00%
2006                  21,315            $0.79  to  $1.54       $16,424       0.06%     1.00%  to 1.80%   5.24%     to   4.41%
----------------------------------------------------------------------------------------------------------------------------



 424    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER II
2010                  1,317             $1.26  to  $1.16        $1,365       0.14%     1.00%  to 2.25%  14.06%     to  12.65%
2009                  12,459            $1.10  to  $1.03       $11,036       0.29%     1.00%  to 2.25%  19.52%     to   3.21%(11)
2008                  12,067            $0.92  to  $0.72        $9,011          --     1.00%  to 2.20% (43.20%)    to (43.88%)
2007                  12,785            $1.62  to  $1.28       $16,934          --     1.00%  to 2.20%  10.62%     to   9.29%
2006                  12,568            $1.47  to  $1.17       $15,218          --     1.00%  to 2.20%   5.01%     to   3.76%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER I
2010                  416               $1.69  to  $1.18          $543          --     1.40%  to 1.60%  17.13%     to  16.89%
2009                  542               $1.45  to  $1.01          $598          --     1.40%  to 1.60%  40.39%     to  40.11%
2008                  734               $1.03  to  $0.72          $573          --     1.40%  to 1.60% (47.76%)    to (47.87%)
2007                  1,084             $1.97  to  $1.39        $1,645          --     1.40%  to 1.60%   9.30%     to   9.07%
2006                  1,490             $1.80  to  $1.27        $2,073          --     1.40%  to 1.60%  14.91%     to  14.68%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER II
2010                  1,275             $1.35  to  $1.22        $1,805          --     1.00%  to 2.25%  17.29%     to  15.84%
2009                  1,506             $1.15  to  $1.06        $1,826          --     1.00%  to 2.25%  40.58%     to   5.98%(11)
2008                  1,765             $0.82  to  $0.75        $1,546          --     1.00%  to 2.20% (47.66%)    to (48.28%)
2007                  1,989             $1.56  to  $1.45        $3,393          --     1.00%  to 2.20%   9.44%     to   8.13%
2006                  1,900             $1.43  to  $1.34        $2,962          --     1.00%  to 2.20%  15.10%     to  13.73%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER I
2010                  12,431            $1.11  to  $1.07       $14,588       0.94%     1.00%  to 1.80%   8.47%     to   7.60%
2009                  14,864            $1.02  to  $0.99       $16,093       1.75%     1.00%  to 1.80%  27.02%     to  26.01%
2008                  18,619            $0.80  to  $0.79       $15,915       1.89%     1.00%  to 1.80% (30.84%)    to (31.39%)
2007                  25,151            $1.16  to  $1.15       $31,183       1.02%     1.00%  to 1.80%   7.04%     to   6.18%
2006                  31,151            $1.08  to  $1.08       $36,389       0.77%     1.00%  to 1.80%   8.43%(5)  to   7.85%(5)
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER II
2010                  223               $1.09  to  $1.05          $240       0.76%     1.00%  to 1.85%   8.16%     to   7.24%
2009                  252               $1.01  to  $0.98          $253       1.46%     1.00%  to 1.85%  26.71%     to  25.63%
2008                  362               $0.80  to  $0.78          $287       1.92%     1.00%  to 1.85% (31.02%)    to (31.60%)
2007                  354               $1.16  to  $1.14          $407       1.07%     1.00%  to 1.85%   6.80%     to   5.89%
2006                  309               $1.08  to  $1.08          $335       0.79%     1.00%  to 1.85%   8.26%(5)  to   7.65%(5)
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI GLOBAL HLTH, SER II
2010                  224               $1.09  to  $1.07          $210          --     1.00%  to 2.25%   3.96%     to   2.66%
2009                  198               $1.04  to  $1.04          $180       0.14%     1.00%  to 2.25%   3.49%(11) to   3.38%(11)
2008                  141               $0.73  to  $0.71          $102          --     1.05%  to 2.20% (29.54%)    to (30.34%)
2007                  29                $1.03  to  $1.02           $31          --     1.05%  to 2.20%   3.06%(7)  to   2.28%(7)
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER I
2010                  675               $1.82  to  $1.82        $1,231       2.24%     1.40%  to 1.40%  11.30%     to  11.30%
2009                  773               $1.64  to  $1.64        $1,266       1.50%     1.40%  to 1.40%  33.36%     to  33.36%
2008                  836               $1.23  to  $1.23        $1,027       0.50%     1.40%  to 1.40% (41.21%)    to (41.21%)
2007                  1,067             $2.09  to  $2.09        $2,229       0.37%     1.40%  to 1.40%  13.12%     to  13.12%
2006                  1,395             $1.85  to  $1.85        $2,577       0.96%     1.40%  to 1.40%  26.46%     to  26.46%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER II
2010                  6,060             $1.14  to  $1.13        $5,427       0.13%     1.00%  to 2.25%  11.49%     to  10.10%
2009                  260,649           $1.03  to  $1.03      $210,889       1.92%     1.00%  to 2.25%   2.38%(11) to   2.27%(11)
2008                  108,308           $0.61  to  $0.60       $65,963       0.62%     1.05%  to 2.20% (41.17%)    to (41.84%)
2007                  61,258            $1.05  to  $1.04       $63,779       0.89%     1.05%  to 2.20%   4.47%(7)  to   3.67%(7)
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    425

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

INVESCO VI MID CAP CORE EQ, SER II
2010                  3,293             $1.15  to  $1.29        $4,392       0.33%     1.05%  to 2.20%  12.58%     to  11.31%
2009                  3,783             $1.02  to  $1.16        $4,507       1.05%     1.05%  to 2.20%  28.50%     to  27.02%
2008                  4,201             $0.80  to  $0.91        $3,920       1.20%     1.05%  to 2.20% (29.43%)    to (30.24%)
2007                  5,197             $1.13  to  $1.31        $6,915       0.05%     1.05%  to 2.20%   8.14%     to   6.89%
2006                  6,276             $1.04  to  $1.22        $7,771       0.67%     1.05%  to 2.20%   4.41%(6)  to   8.57%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VANK VI COMSTOCK, SER II
2010                  101,088           $1.57  to  $1.15      $134,607       0.18%     1.00%  to 2.25%  14.54%     to  13.12%
2009                  194,053           $1.37  to  $1.02      $223,145       4.51%     1.00%  to 2.25%  27.13%     to   1.76%(11)
2008                  230,506           $1.08  to  $0.78      $209,476       2.18%     1.00%  to 2.20% (36.44%)    to (37.20%)
2007                  205,570           $1.69  to  $1.24      $297,558       1.62%     1.00%  to 2.20%  (3.30%)    to  (4.47%)
2006                  206,921           $1.75  to  $1.30      $312,163       1.05%     1.00%  to 2.20%  14.89%     to  13.53%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VANK VI GRO & INC, SER II
2010                  1,903             $1.59  to  $1.59        $2,933       0.11%     1.00%  to 1.85%  11.08%     to  10.14%
2009                  2,424             $1.44  to  $1.44        $3,382       3.62%     1.00%  to 1.85%  22.87%     to  21.83%
2008                  2,648             $1.17  to  $1.18        $3,023       2.07%     1.00%  to 1.85% (32.89%)    to (33.46%)
2007                  3,827             $1.74  to  $1.78        $6,521       1.36%     1.00%  to 1.85%   1.50%     to   0.63%
2006                  3,915             $1.72  to  $1.77        $6,595       0.97%     1.00%  to 1.85%  14.82%     to  13.85%
----------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN BAL, INST
2010                  1,253             $2.37  to  $2.37        $2,970       2.78%     1.40%  to 1.40%   6.88%     to   6.88%
2009                  1,456             $2.22  to  $2.22        $3,230       2.95%     1.40%  to 1.40%  24.14%     to  24.14%
2008                  1,819             $1.79  to  $1.79        $3,250       2.52%     1.40%  to 1.40% (17.01%)    to (17.01%)
2007                  2,498             $2.15  to  $2.15        $5,378       2.35%     1.40%  to 1.40%   8.99%     to   8.99%
2006                  3,777             $1.98  to  $1.98        $7,461       2.01%     1.40%  to 1.40%   9.19%     to   9.19%
----------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
2010                  1,628             $0.75  to  $0.55          $996          --     1.15%  to 1.60%  24.09%     to  23.53%
2009                  1,877             $0.61  to  $0.45          $928          --     1.15%  to 1.60%  42.79%     to  42.15%
2008                  2,527             $0.43  to  $0.31          $870       0.06%     1.15%  to 1.60% (44.50%)    to (44.75%)
2007                  3,234             $0.77  to  $0.57        $2,056       0.07%     1.15%  to 1.60%  20.34%     to  19.80%
2006                  3,954             $0.64  to  $0.48        $2,097          --     1.15%  to 1.60%  12.01%     to  11.51%
----------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2010                  631               $0.56  to  $0.51          $328          --     1.15%  to 1.60%  22.98%     to  22.42%
2009                  726               $0.46  to  $0.41          $307          --     1.15%  to 1.60%  55.10%     to  54.41%
2008                  802               $0.30  to  $0.27          $219       0.08%     1.15%  to 1.60% (44.61%)    to (44.86%)
2007                  1,050             $0.53  to  $0.49          $518       0.27%     1.15%  to 1.60%  20.30%     to  19.76%
2006                  1,532             $0.44  to  $0.41          $629          --     1.15%  to 1.60%   6.60%     to   6.12%
----------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2010                  10,722            $1.17  to  $1.16        $8,979       0.03%     1.00%  to 2.25%  13.12%     to  11.72%
2009                  293,286           $1.04  to  $1.04      $234,923       0.38%     1.00%  to 2.25%   3.54%(11) to   3.43%(11)
2008                  245,828           $0.63  to  $0.62      $146,734       0.63%     1.05%  to 2.20% (40.50%)    to (41.18%)
2007                  174,801           $1.06  to  $1.05      $175,179       0.66%     1.05%  to 2.20%   5.92%(7)  to   5.11%(7)
2006                  6,143             $0.70  to  $0.64        $3,993       0.28%     1.15%  to 1.60%   9.86%     to   9.37%
----------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
2010                  2,276             $1.66  to  $1.49        $3,477       0.52%     1.40%  to 1.60%  23.28%     to  23.04%
2009                  2,693             $1.35  to  $1.21        $3,339       0.41%     1.40%  to 1.60%  76.58%     to  76.23%
2008                  3,518             $0.76  to  $0.69        $2,478       1.11%     1.40%  to 1.60% (52.89%)    to (52.99%)
2007                  3,917             $1.62  to  $1.46        $5,905       0.44%     1.40%  to 1.60%  26.23%     to  25.98%
2006                  4,251             $1.29  to  $1.16        $5,112       1.87%     1.40%  to 1.60%  44.60%     to  44.31%
----------------------------------------------------------------------------------------------------------------------------



 426    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

JANUS ASPEN WORLD, INST
2010                  732               $1.39  to  $1.39        $1,016       0.61%     1.40%  to 1.40%  14.23%     to  14.23%
2009                  841               $1.22  to  $1.22        $1,023       1.42%     1.40%  to 1.40%  35.79%     to  35.79%
2008                  962               $0.90  to  $0.90          $866       1.14%     1.40%  to 1.40% (45.43%)    to (45.43%)
2007                  1,308             $1.64  to  $1.64        $2,156       0.70%     1.40%  to 1.40%   8.10%     to   8.10%
2006                  1,907             $1.52  to  $1.52        $2,903       1.68%     1.40%  to 1.40%  16.57%     to  16.57%
----------------------------------------------------------------------------------------------------------------------------

JPM INS TRUST U.S. EQ, CL 1
2010                  345               $1.48  to  $1.48          $512       0.95%     1.40%  to 1.60%  12.00%     to  11.77%
2009                  459               $1.33  to  $1.32          $608          --     1.40%  to 1.60%  32.54%(9)  to  32.35%(9)
2008                  --                   --         --            --          --     --           --     --             --
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
2010                  104               $1.02  to  $0.99          $104       1.15%     1.40%  to 1.60%   5.24%     to   5.03%
2009                  171               $0.97  to  $0.94          $163       2.16%     1.40%  to 1.60%  19.77%     to  19.53%
2008                  335               $0.81  to  $0.79          $266       0.98%     1.40%  to 1.60% (37.89%)    to (38.02%)
2007                  542               $1.30  to  $1.27          $696       2.40%     1.40%  to 1.60%   9.24%     to   9.02%
2006                  610               $1.19  to  $1.17          $716       1.02%     1.40%  to 1.60%  20.83%     to  20.59%
----------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE U.S. STRATEGIC, SERV
2010                  184               $1.04  to  $1.10          $198       0.70%     1.40%  to 1.60%  11.28%     to  11.05%
2009                  192               $0.93  to  $0.99          $186       0.87%     1.40%  to 1.60%  25.08%     to  24.83%
2008                  213               $0.74  to  $0.79          $165       0.66%     1.40%  to 1.60% (36.19%)    to (36.31%)
2007                  381               $1.17  to  $1.25          $463       1.12%     1.40%  to 1.60%  (2.34%)    to  (2.54%)
2006                  375               $1.19  to  $1.28          $467       0.67%     1.40%  to 1.60%  15.86%     to  15.62%
----------------------------------------------------------------------------------------------------------------------------

LM CB VAR SM CAP GRO, CL I
2010                  176               $1.33  to  $1.31          $184          --     1.00%  to 2.25%  23.94%     to  22.40%
2009                  188               $1.07  to  $1.07          $160          --     1.00%  to 2.25%   7.21%(11) to   7.09%(11)
2008                  39                $0.61  to  $0.59           $24          --     1.05%  to 2.20% (41.33%)    to (42.00%)
2007                  23                $1.03  to  $1.03           $25          --     1.05%  to 2.20%   3.26%(7)  to   2.46%(7)
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

LVIP BARON GRO OPP, SERV CL
2010                  448               $2.05  to  $1.69          $828          --     1.40%  to 1.60%  24.63%     to  24.38%
2009                  766               $1.65  to  $1.36        $1,101          --     1.40%  to 1.60%  36.40%     to  36.13%
2008                  888               $1.21  to  $1.00          $934          --     1.40%  to 1.60% (39.98%)    to (40.10%)
2007                  1,284             $2.01  to  $1.67        $2,241          --     1.40%  to 1.60%   1.96%     to   1.76%
2006                  1,601             $1.97  to  $1.64        $2,747          --     1.40%  to 1.60%  13.92%     to  13.70%
----------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2010                  2,592             $0.76  to  $1.14        $2,148       0.30%     1.00%  to 2.20%  11.04%     to   9.71%
2009                  3,639             $0.68  to  $1.04        $2,690       0.45%     1.00%  to 2.20%  37.71%     to  36.08%
2008                  4,743             $0.50  to  $0.77        $2,549       0.30%     1.00%  to 2.20% (37.61%)    to (38.35%)
2007                  5,740             $0.80  to  $1.24        $4,916       0.08%     1.00%  to 2.20%   9.92%     to   8.60%
2006                  6,710             $0.72  to  $1.15        $5,196          --     1.00%  to 2.20%   6.24%     to   4.98%
----------------------------------------------------------------------------------------------------------------------------

MFS INV TRUST, INIT CL
2010                  2,535             $1.05  to  $1.55        $2,569       1.25%     1.15%  to 1.80%   9.83%     to   9.11%
2009                  3,227             $0.96  to  $1.42        $2,990       1.70%     1.15%  to 1.80%  25.44%     to  24.63%
2008                  4,021             $0.77  to  $1.14        $2,984       0.85%     1.15%  to 1.80% (33.84%)    to (34.28%)
2007                  4,718             $1.16  to  $1.73        $5,305       0.86%     1.15%  to 1.80%   9.04%     to   8.33%
2006                  5,745             $1.06  to  $1.60        $5,937       0.51%     1.15%  to 1.80%  11.70%     to  10.98%
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    427

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

MFS INV TRUST, SERV CL
2010                  434               $0.98  to  $1.16          $453       1.07%     1.15%  to 1.80%   9.61%     to   8.90%
2009                  500               $0.90  to  $1.06          $472       1.24%     1.15%  to 1.80%  25.11%     to  24.30%
2008                  687               $0.72  to  $0.85          $526       0.52%     1.15%  to 1.80% (34.02%)    to (34.45%)
2007                  920               $1.08  to  $1.30        $1,072       0.58%     1.15%  to 1.80%   8.77%     to   8.06%
2006                  986               $1.00  to  $1.21        $1,061       0.26%     1.15%  to 1.80%  11.41%     to  10.69%
----------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, INIT CL
2010                  1,047             $1.88  to  $1.14        $1,532          --     1.15%  to 1.60%  34.78%     to  34.18%
2009                  1,168             $1.40  to  $0.85        $1,287          --     1.15%  to 1.60%  61.32%     to  60.59%
2008                  1,357             $0.86  to  $0.53          $928          --     1.15%  to 1.60% (40.02%)    to (40.29%)
2007                  1,688             $1.44  to  $0.89        $1,915          --     1.15%  to 1.60%   1.34%     to   0.88%
2006                  3,011             $1.42  to  $0.88        $3,213          --     1.15%  to 1.60%  11.92%     to  11.42%
----------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2010                  2,658             $1.36  to  $1.48        $3,732          --     1.00%  to 2.20%  34.59%     to  32.99%
2009                  3,523             $1.01  to  $1.11        $3,657          --     1.00%  to 2.20%  61.30%     to  59.38%
2008                  3,949             $0.63  to  $0.70        $2,529          --     1.00%  to 2.20% (40.12%)    to (40.85%)
2007                  4,591             $1.05  to  $1.18        $4,922          --     1.00%  to 2.20%   1.23%     to   0.02%
2006                  5,005             $1.03  to  $1.18        $5,310          --     1.00%  to 2.20%  11.81%     to  10.49%
----------------------------------------------------------------------------------------------------------------------------

MFS RESEARCH, INIT CL
2010                  1,539             $1.06  to  $0.90        $1,447       0.92%     1.40%  to 1.60%  14.29%     to  14.06%
2009                  1,751             $0.93  to  $0.79        $1,444       1.48%     1.40%  to 1.60%  28.73%     to  28.47%
2008                  2,026             $0.72  to  $0.62        $1,307       0.55%     1.40%  to 1.60% (36.98%)    to (37.10%)
2007                  2,286             $1.14  to  $0.98        $2,346       0.70%     1.40%  to 1.60%  11.62%     to  11.40%
2006                  2,837             $1.02  to  $0.88        $2,618       0.53%     1.40%  to 1.60%   8.94%     to   8.73%
----------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, INIT CL
2010                  142               $1.52  to  $1.51          $214       2.65%     1.15%  to 1.25%   8.67%     to   8.56%
2009                  133               $1.40  to  $1.39          $186       4.28%     1.15%  to 1.25%  16.68%     to  16.56%
2008                  318               $1.20  to  $1.19          $379       2.87%     1.15%  to 1.25% (23.02%)    to (23.10%)
2007                  294               $1.56  to  $1.55          $456       1.92%     1.15%  to 1.25%   3.02%     to   2.91%
2006                  165               $1.51  to  $1.50          $248       2.40%     1.15%  to 1.25%  10.62%     to  10.51%
----------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
2010                  28,781            $1.47  to  $1.08       $39,856       2.67%     1.00%  to 2.25%   8.54%     to   7.19%
2009                  36,996            $1.35  to  $1.01       $47,506       3.71%     1.00%  to 2.25%  16.55%     to   0.39%(11)
2008                  46,241            $1.16  to  $0.92       $51,120       3.03%     1.00%  to 2.20% (23.09%)    to (24.02%)
2007                  59,963            $1.51  to  $1.21       $86,301       2.34%     1.00%  to 2.20%   2.90%     to   1.67%
2006                  62,963            $1.47  to  $1.19       $88,340       2.13%     1.00%  to 2.20%  10.52%     to   9.20%
----------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, INIT CL
2010                  4,019             $2.06  to  $2.83        $6,872       3.28%     1.15%  to 1.80%  12.51%     to  11.78%
2009                  4,963             $1.83  to  $2.53        $7,490       5.21%     1.15%  to 1.80%  31.69%     to  30.85%
2008                  6,567             $1.39  to  $1.93        $7,513       1.57%     1.15%  to 1.80% (38.38%)    to (38.78%)
2007                  8,128             $2.26  to  $3.16       $15,074       0.97%     1.15%  to 1.80%  26.43%     to  25.60%
2006                  9,740             $1.79  to  $2.51       $14,337       2.02%     1.15%  to 1.80%  29.77%     to  28.92%
----------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2010                  1,677             $2.60  to  $1.17        $3,877       3.12%     1.00%  to 2.25%  12.38%     to  10.99%
2009                  2,019             $2.31  to  $1.05        $4,166       4.67%     1.00%  to 2.25%  31.55%     to   4.76%(11)
2008                  2,168             $1.76  to  $1.37        $3,438       1.33%     1.00%  to 2.20% (38.43%)    to (39.16%)
2007                  2,738             $2.85  to  $2.25        $7,068       0.75%     1.00%  to 2.20%  26.28%     to  24.77%
2006                  2,426             $2.26  to  $1.81        $5,055       1.85%     1.00%  to 2.20%  29.66%     to  28.12%
----------------------------------------------------------------------------------------------------------------------------



 428    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

MS UIF GLOBAL REAL EST, CL II
2010                  1,821             $1.25  to  $1.23        $1,416       3.22%     1.00%  to 2.25%  21.10%     to  19.60%
2009                  59,812            $1.03  to  $1.03       $38,631       0.02%     1.00%  to 2.25%   2.30%(11) to   2.19%(11)
2008                  79,804            $0.47  to  $0.46       $37,021       2.59%     1.05%  to 2.20% (44.93%)    to (45.56%)
2007                  32,609            $0.85  to  $0.84       $27,624       0.27%     1.05%  to 2.20% (14.49%)(7) to (15.15%)(7)
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

MS UIF MID CAP GRO, CL II
2010                  172               $1.35  to  $1.33          $206          --     1.00%  to 2.25%  30.96%     to  29.33%
2009                  152               $1.03  to  $1.03          $141          --     1.00%  to 2.25%   3.80%(11) to   3.69%(11)
2008                  88                $0.59  to  $0.58           $53       0.68%     1.05%  to 2.20% (47.37%)    to (47.97%)
2007                  36                $1.13  to  $1.12           $42          --     1.05%  to 2.20%  12.51%(7)  to  11.65%(7)
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

MS UIF U.S. REAL EST, CL I
2010                  556               $2.31  to  $2.36        $1,203       2.20%     1.00%  to 1.85%  28.67%     to  27.58%
2009                  701               $1.80  to  $1.85        $1,185       3.34%     1.00%  to 1.85%  27.08%     to  26.00%
2008                  862               $1.41  to  $1.47        $1,173       3.44%     1.00%  to 1.85% (38.51%)    to (39.04%)
2007                  941               $2.30  to  $2.41        $2,100       1.10%     1.00%  to 1.85% (17.90%)    to (18.60%)
2006                  1,065             $2.80  to  $2.96        $2,898       1.10%     1.00%  to 1.85%  36.68%     to  35.52%
----------------------------------------------------------------------------------------------------------------------------

MS UIF U.S. REAL EST, CL II
2010                  2,091             $1.01  to  $1.65        $3,437       1.88%     1.05%  to 2.20%  28.17%     to  26.71%
2009                  3,072             $0.79  to  $1.30        $4,006       3.08%     1.05%  to 2.20%  27.15%     to  25.69%
2008                  3,456             $0.62  to  $1.03        $3,576       2.76%     1.05%  to 2.20% (38.70%)    to (39.41%)
2007                  3,433             $1.01  to  $1.71        $5,835       0.92%     1.05%  to 2.20% (18.14%)    to (19.08%)
2006                  2,928             $1.23  to  $2.11        $6,148       1.00%     1.05%  to 2.20%  24.39%(6)  to  34.68%
----------------------------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA
2010                  785               $1.48  to  $1.48        $1,163       0.18%     1.40%  to 1.40%   7.90%     to   7.90%
2009                  878               $1.37  to  $1.37        $1,206       0.32%     1.40%  to 1.40%  42.51%     to  42.51%
2008                  1,062             $0.96  to  $0.96        $1,024       0.16%     1.40%  to 1.40% (46.28%)    to (46.28%)
2007                  1,515             $1.79  to  $1.79        $2,719       0.25%     1.40%  to 1.40%  12.55%     to  12.55%
2006                  2,159             $1.59  to  $1.59        $3,441       0.41%     1.40%  to 1.40%   6.45%     to   6.45%
----------------------------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA, SERV
2010                  37,556            $1.11  to  $1.12       $43,086          --     1.00%  to 2.25%   8.06%     to   6.72%
2009                  40,933            $1.03  to  $1.05       $43,733       0.01%     1.00%  to 2.25%  42.72%     to   4.25%(11)
2008                  47,883            $0.72  to  $0.68       $36,063          --     1.00%  to 2.20% (46.20%)    to (46.85%)
2007                  47,465            $1.34  to  $1.27       $66,969       0.01%     1.00%  to 2.20%  12.72%     to  11.37%
2006                  55,501            $1.19  to  $1.14       $69,738       0.17%     1.00%  to 2.20%   6.61%     to   5.34%
----------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA
2010                  17                $2.09  to  $2.09           $36       1.54%     1.40%  to 1.40%  14.35%     to  14.35%
2009                  43                $1.83  to  $1.83           $79       2.24%     1.40%  to 1.40%  37.83%     to  37.83%
2008                  63                $1.33  to  $1.33           $84       1.74%     1.40%  to 1.40% (41.02%)    to (41.02%)
2007                  101               $2.25  to  $2.25          $228       1.79%     1.40%  to 1.40%   4.83%     to   4.83%
2006                  162               $2.15  to  $2.15          $348       0.99%     1.40%  to 1.40%  16.06%     to  16.06%
----------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2010                  6,490             $1.64  to  $1.16       $10,598       1.30%     1.00%  to 2.25%  14.55%     to  13.13%
2009                  8,089             $1.44  to  $1.02       $11,524       2.00%     1.00%  to 2.25%  37.97%     to   1.71%(11)
2008                  9,580             $1.04  to  $0.89        $9,965       1.32%     1.00%  to 2.20% (40.93%)    to (41.63%)
2007                  11,637            $1.76  to  $1.53       $20,603       1.14%     1.00%  to 2.20%   5.02%     to   3.76%
2006                  11,164            $1.68  to  $1.47       $18,921       0.81%     1.00%  to 2.20%  16.20%     to  14.81%
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    429

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA
2010                  10                $1.87  to  $1.87           $19      11.42%     1.40%  to 1.40%  13.37%     to  13.37%
2009                  47                $1.65  to  $1.65           $78       0.54%     1.40%  to 1.40%  17.18%     to  17.18%
2008                  120               $1.41  to  $1.41          $169       5.58%     1.40%  to 1.40% (15.40%)    to (15.40%)
2007                  186               $1.66  to  $1.66          $309       4.32%     1.40%  to 1.40%   8.16%     to   8.16%
2006                  269               $1.54  to  $1.54          $414       4.11%     1.40%  to 1.40%   6.00%     to   6.00%
----------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA, SRV
2010                  55,815            $1.70  to  $1.12       $84,291      16.55%     1.00%  to 2.25%  13.63%     to  12.21%
2009                  286,715           $1.50  to  $1.00      $375,946       0.22%     1.00%  to 2.25%  17.23%     to  (0.38%)(11)
2008                  246,018           $1.28  to  $1.00      $277,035       4.65%     1.00%  to 2.20% (15.33%)    to (16.35%)
2007                  243,687           $1.51  to  $1.20      $326,586       2.63%     1.00%  to 2.20%   8.46%     to   7.16%
2006                  137,943           $1.39  to  $1.12      $172,640       3.37%     1.00%  to 2.20%   6.17%     to   4.91%
----------------------------------------------------------------------------------------------------------------------------

OPPEN HI INC VA
2010                  548               $0.39  to  $0.39          $215       6.39%     1.40%  to 1.40%  13.22%     to  13.22%
2009                  618               $0.35  to  $0.35          $215          --     1.40%  to 1.40%  23.58%     to  23.58%
2008                  763               $0.28  to  $0.28          $214       8.20%     1.40%  to 1.40% (78.97%)    to (78.97%)
2007                  1,012             $1.33  to  $1.33        $1,351       7.65%     1.40%  to 1.40%  (1.50%)    to  (1.50%)
2006                  1,307             $1.36  to  $1.36        $1,770       8.35%     1.40%  to 1.40%   7.91%     to   7.91%
----------------------------------------------------------------------------------------------------------------------------

OPPEN HI INC VA, SERV
2010                  4,222             $0.41  to  $0.36        $1,663       5.97%     1.00%  to 1.85%  13.31%     to  12.34%
2009                  5,362             $0.36  to  $0.32        $1,872          --     1.00%  to 1.85%  24.70%     to  23.64%
2008                  4,159             $0.29  to  $0.26        $1,165       7.44%     1.00%  to 1.85% (78.79%)    to (78.97%)
2007                  4,203             $1.36  to  $1.24        $5,577       6.89%     1.00%  to 1.85%  (1.46%)    to  (2.30%)
2006                  4,234             $1.38  to  $1.27        $5,710       7.23%     1.00%  to 1.85%   8.15%     to   7.23%
----------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST VA
2010                  73                $1.02  to  $1.02           $74       1.38%     1.40%  to 1.40%  14.49%     to  14.49%
2009                  144               $0.89  to  $0.89          $128       1.95%     1.40%  to 1.40%  26.50%     to  26.50%
2008                  195               $0.70  to  $0.70          $138       1.62%     1.40%  to 1.40% (39.33%)    to (39.33%)
2007                  285               $1.16  to  $1.16          $331       1.16%     1.40%  to 1.40%   2.97%     to   2.97%
2006                  404               $1.13  to  $1.13          $456       1.06%     1.40%  to 1.40%  13.43%     to  13.43%
----------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM MID CAP VA, SERV
2010                  3,772             $1.63  to  $1.27        $6,187       0.44%     1.00%  to 2.25%  21.83%     to  20.32%
2009                  4,770             $1.34  to  $1.06        $6,414       0.65%     1.00%  to 2.25%  35.52%     to   6.52%(11)
2008                  5,240             $0.99  to  $0.82        $5,276       0.28%     1.00%  to 2.20% (38.62%)    to (39.35%)
2007                  5,845             $1.61  to  $1.35        $9,703       0.16%     1.00%  to 2.20%  (2.38%)    to  (3.54%)
2006                  5,995             $1.65  to  $1.40       $10,200       0.02%     1.00%  to 2.20%  13.52%     to  12.18%
----------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2010                  6,005             $1.11  to  $1.10        $6,803       4.54%     1.00%  to 2.25%  11.88%     to  10.50%
2009                  145,831           $0.99  to  $0.99      $148,993       6.38%     1.00%  to 2.25%  (1.40%)(11)to  (1.50%)(11)
2008                  199,633           $0.86  to  $0.85      $170,610       6.17%     1.05%  to 2.20% (16.79%)    to (17.74%)
2007                  166,071           $1.04  to  $1.03      $171,531      11.89%     1.05%  to 2.20%   3.70%(7)  to   2.91%(7)
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IA
2010                  600               $2.20  to  $2.20        $1,326      14.43%     1.40%  to 1.40%  11.45%     to  11.45%
2009                  688               $1.97  to  $1.97        $1,364       7.42%     1.40%  to 1.40%  52.68%     to  52.68%
2008                  832               $1.29  to  $1.29        $1,080       6.58%     1.40%  to 1.40% (31.96%)    to (31.96%)
2007                  1,101             $1.90  to  $1.90        $2,099       5.26%     1.40%  to 1.40%   2.74%     to   2.74%
2006                  1,459             $1.85  to  $1.85        $2,704       6.40%     1.40%  to 1.40%   5.13%     to   5.13%
----------------------------------------------------------------------------------------------------------------------------



 430    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IB
2010                  397               $1.71  to  $1.71          $678      15.10%     1.40%  to 1.40%  11.11%     to  11.11%
2009                  498               $1.54  to  $1.54          $765       7.32%     1.40%  to 1.40%  53.20%     to  53.20%
2008                  646               $1.00  to  $1.00          $648       6.62%     1.40%  to 1.40% (31.78%)    to (31.78%)
2007                  999               $1.47  to  $1.47        $1,469       5.19%     1.40%  to 1.40%   2.68%     to   2.68%
2006                  1,382             $1.43  to  $1.43        $1,980       6.06%     1.40%  to 1.40%   4.82%     to   4.82%
----------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL EQ, CL IA
2010                  354               $1.17  to  $1.17          $414       2.46%     1.40%  to 1.40%   8.69%     to   8.69%
2009                  384               $1.08  to  $1.08          $414       0.18%     1.40%  to 1.40%  28.35%     to  28.35%
2008                  422               $0.84  to  $0.84          $354       2.96%     1.40%  to 1.40% (46.00%)    to (46.00%)
2007                  572               $1.56  to  $1.56          $890       2.38%     1.40%  to 1.40%   7.84%     to   7.84%
2006                  786               $1.44  to  $1.44        $1,133       0.61%     1.40%  to 1.40%  21.80%     to  21.80%
----------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2010                  1,121             $1.41  to  $1.11        $1,401       2.03%     1.00%  to 2.20%   1.45%     to   0.24%
2009                  1,447             $1.39  to  $1.11        $1,782      11.70%     1.00%  to 2.20%  24.75%     to  23.25%
2008                  1,921             $1.12  to  $0.90        $1,912          --     1.00%  to 2.20% (17.89%)    to (18.88%)
2007                  2,212             $1.36  to  $1.11        $2,705       0.81%     1.00%  to 2.20%  (1.59%)    to  (2.77%)
2006                  2,593             $1.38  to  $1.14        $3,242       0.30%     1.00%  to 2.20%   1.77%     to   0.56%
----------------------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IA
2010                  1,270             $2.28  to  $2.28        $2,898       1.80%     1.40%  to 1.40%  13.12%     to  13.12%
2009                  1,361             $2.01  to  $2.01        $2,746       3.07%     1.40%  to 1.40%  28.35%     to  28.35%
2008                  1,504             $1.57  to  $1.57        $2,360       2.64%     1.40%  to 1.40% (39.42%)    to (39.42%)
2007                  1,940             $2.59  to  $2.59        $5,023       1.61%     1.40%  to 1.40%  (7.11%)    to  (7.11%)
2006                  2,471             $2.79  to  $2.79        $6,889       4.44%     1.40%  to 1.40%  14.58%     to  14.58%
----------------------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IB
2010                  3,768             $1.08  to  $1.31        $4,203       1.64%     1.00%  to 1.85%  13.24%     to  12.28%
2009                  4,814             $0.96  to  $1.17        $4,751       2.87%     1.00%  to 1.85%  28.52%     to  27.43%
2008                  6,171             $0.74  to  $0.92        $4,745       2.27%     1.00%  to 1.85% (39.31%)    to (39.82%)
2007                  8,110             $1.22  to  $1.52       $10,311       1.33%     1.00%  to 1.85%  (6.98%)    to  (7.77%)
2006                  9,523             $1.32  to  $1.65       $13,139       1.57%     1.00%  to 1.85%  14.76%     to  13.79%
----------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IA
2010                  245               $2.38  to  $2.38          $585       8.04%     1.40%  to 1.40%  12.95%     to  12.95%
2009                  305               $2.11  to  $2.11          $644      10.48%     1.40%  to 1.40%  48.23%     to  48.23%
2008                  394               $1.42  to  $1.42          $562       9.91%     1.40%  to 1.40% (27.04%)    to (27.04%)
2007                  499               $1.95  to  $1.95          $975       8.39%     1.40%  to 1.40%   1.87%     to   1.87%
2006                  651               $1.91  to  $1.91        $1,247       8.35%     1.40%  to 1.40%   9.07%     to   9.07%
----------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2010                  203               $1.76  to  $1.76          $357       7.85%     1.40%  to 1.40%  12.46%     to  12.46%
2009                  255               $1.57  to  $1.57          $399      11.22%     1.40%  to 1.40%  48.10%     to  48.10%
2008                  379               $1.06  to  $1.06          $401      10.13%     1.40%  to 1.40% (27.10%)    to (27.10%)
2007                  517               $1.45  to  $1.45          $751       8.11%     1.40%  to 1.40%   1.36%     to   1.36%
2006                  677               $1.43  to  $1.43          $970       8.13%     1.40%  to 1.40%   9.00%     to   9.00%
----------------------------------------------------------------------------------------------------------------------------

PUT VT INC, CL IB
2010                  42                $1.64  to  $1.30           $64      10.48%     1.15%  to 1.80%   8.61%     to   7.91%
2009                  52                $1.51  to  $1.20           $75       6.19%     1.15%  to 1.80%  44.98%     to  44.05%
2008                  83                $1.04  to  $0.84           $80       8.58%     1.15%  to 1.80% (24.80%)    to (25.28%)
2007                  240               $1.39  to  $1.12          $294       4.95%     1.15%  to 1.80%   4.01%     to   3.34%
2006                  224               $1.34  to  $1.08          $265       3.98%     1.15%  to 1.80%   3.33%     to   2.66%
----------------------------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    431

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2010                  13,667            $1.31  to  $1.19       $13,897       3.66%     1.00%  to 2.20%   8.93%     to   7.64%
2009                  16,249            $1.20  to  $1.11       $15,487          --     1.00%  to 2.20%  23.39%     to  21.92%
2008                  18,835            $0.97  to  $0.91       $14,539       2.21%     1.00%  to 2.20% (44.51%)    to (45.18%)
2007                  23,406            $1.76  to  $1.66       $31,981       2.81%     1.00%  to 2.20%   7.28%     to   6.00%
2006                  25,068            $1.64  to  $1.56       $31,943       0.61%     1.00%  to 2.20%  26.45%     to  24.95%
----------------------------------------------------------------------------------------------------------------------------

PUT VT INTL GRO, CL IB
2010                  865               $0.96  to  $1.13          $831       3.01%     1.00%  to 1.40%  11.09%     to  10.64%
2009                  1,257             $0.87  to  $1.02        $1,091       1.54%     1.00%  to 1.40%  36.99%     to  36.44%
2008                  1,501             $0.63  to  $0.75          $956       1.80%     1.00%  to 1.40% (43.05%)    to (43.28%)
2007                  2,550             $1.11  to  $1.32        $2,842       0.84%     1.00%  to 1.40%  12.08%     to  11.63%
2006                  2,492             $0.99  to  $1.18        $2,502       1.34%     1.00%  to 1.40%  24.88%     to  24.38%
----------------------------------------------------------------------------------------------------------------------------

PUT VT INTL VAL, CL IB
2010                  4                 $1.21  to  $1.21            $5       3.27%     1.40%  to 1.40%   5.64%     to   5.64%
2009                  4                 $1.15  to  $1.15            $5          --     1.40%  to 1.40%  24.44%     to  24.44%
2008                  4                 $0.92  to  $0.92            $4       1.85%     1.40%  to 1.40% (46.77%)    to (46.77%)
2007                  4                 $1.73  to  $1.73            $7       1.91%     1.40%  to 1.40%   5.51%     to   5.51%
2006                  8                 $1.64  to  $1.64           $13       1.17%     1.40%  to 1.40%  25.46%     to  25.46%
----------------------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IA
2010                  836               $2.12  to  $2.12        $1,772       0.60%     1.40%  to 1.40%  18.21%     to  18.21%
2009                  940               $1.79  to  $1.79        $1,684       0.68%     1.40%  to 1.40%  30.64%     to  30.64%
2008                  1,071             $1.37  to  $1.37        $1,469       0.31%     1.40%  to 1.40% (39.47%)    to (39.47%)
2007                  1,280             $2.27  to  $2.27        $2,901       0.17%     1.40%  to 1.40%   4.54%     to   4.54%
2006                  1,595             $2.17  to  $2.17        $3,458       0.19%     1.40%  to 1.40%   7.32%     to   7.32%
----------------------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IB
2010                  4,065             $1.13  to  $1.13        $4,590          --     1.00%  to 2.20%  13.01%(14) to  12.65%(14)
2009                  --                   --         --            --          --     --           --     --             --
2008                  --                   --         --            --          --     --           --     --             --
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

PUT VT RESEARCH, CL IB
2010                  129               $1.13  to  $1.34          $147       1.21%     1.00%  to 1.85%  15.22%     to  14.24%
2009                  171               $0.98  to  $1.17          $167       1.27%     1.00%  to 1.85%  31.86%     to  30.75%
2008                  243               $0.74  to  $0.90          $181       0.99%     1.00%  to 1.85% (39.16%)    to (39.67%)
2007                  252               $1.22  to  $1.48          $309       0.39%     1.00%  to 1.85%  (0.45%)    to  (1.30%)
2006                  360               $1.22  to  $1.50          $442       0.54%     1.00%  to 1.85%  10.21%     to   9.28%
----------------------------------------------------------------------------------------------------------------------------

PUT VT SM CAP VAL, CL IB
2010                  835               $0.87  to  $1.14          $969       0.30%     1.05%  to 2.20%  24.67%     to  23.25%
2009                  929               $0.70  to  $0.92          $871       1.74%     1.05%  to 2.20%  30.15%     to  28.67%
2008                  996               $0.54  to  $0.72          $721       1.55%     1.05%  to 2.20% (40.00%)    to (40.68%)
2007                  1,187             $0.90  to  $1.21        $1,441       0.95%     1.05%  to 2.20% (13.64%)    to (14.63%)
2006                  25,782            $1.04  to  $1.42       $35,564       0.02%     1.05%  to 2.20%   4.43%(6)  to  14.75%
----------------------------------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IA
2010                  186               $1.78  to  $1.78          $332       1.47%     1.40%  to 1.40%  19.39%     to  19.39%
2009                  201               $1.49  to  $1.49          $299       1.12%     1.40%  to 1.40%  62.01%     to  62.01%
2008                  219               $0.92  to  $0.92          $201       0.30%     1.40%  to 1.40% (37.75%)    to (37.75%)
2007                  287               $1.47  to  $1.47          $423       0.03%     1.40%  to 1.40%   4.31%     to   4.31%
2006                  412               $1.41  to  $1.41          $583       0.40%     1.40%  to 1.40%   4.24%     to   4.24%
----------------------------------------------------------------------------------------------------------------------------



 432    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IB
2010                  686               $1.67  to  $1.67        $1,148       1.31%     1.40%  to 1.40%  19.12%     to  19.12%
2009                  831               $1.41  to  $1.41        $1,168       0.85%     1.40%  to 1.40%  61.62%     to  61.62%
2008                  1,004             $0.87  to  $0.87          $874          --     1.40%  to 1.40% (37.91%)    to (37.91%)
2007                  1,304             $1.40  to  $1.40        $1,826          --     1.40%  to 1.40%   4.04%     to   4.04%
2006                  1,946             $1.35  to  $1.35        $2,620       0.12%     1.40%  to 1.40%   3.97%     to   3.97%
----------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2010                  592               $3.67  to  $3.17        $1,935       1.77%     1.40%  to 1.60%  28.16%     to  27.90%
2009                  768               $2.86  to  $2.47        $1,945          --     1.40%  to 1.60%  55.85%     to  55.53%
2008                  959               $1.84  to  $1.59        $1,560       2.35%     1.40%  to 1.60% (44.06%)    to (44.17%)
2007                  1,211             $3.28  to  $2.85        $3,545       1.23%     1.40%  to 1.60%   2.52%     to   2.32%
2006                  1,661             $3.20  to  $2.79        $4,760       0.17%     1.40%  to 1.60%  19.39%     to  19.15%
----------------------------------------------------------------------------------------------------------------------------

ROYCE SM-CAP, INVEST CL
2010                  475               $3.21  to  $3.03        $1,436       0.11%     1.40%  to 1.60%  18.85%     to  18.61%
2009                  583               $2.70  to  $2.56        $1,482          --     1.40%  to 1.60%  33.32%     to  33.06%
2008                  692               $2.03  to  $1.92        $1,326       0.56%     1.40%  to 1.60% (28.19%)    to (28.34%)
2007                  918               $2.82  to  $2.68        $2,468       0.04%     1.40%  to 1.60%  (3.50%)    to  (3.70%)
2006                  1,189             $2.92  to  $2.79        $3,321       0.06%     1.40%  to 1.60%  13.97%     to  13.74%
----------------------------------------------------------------------------------------------------------------------------

COL VP BAL, CL 3
2010                  2,888             $1.08  to  $1.10        $3,946          --     1.00%  to 1.80%  11.41%     to  10.52%
2009                  4,004             $0.97  to  $0.99        $4,734          --     1.00%  to 1.80%  22.99%     to  22.01%
2008                  4,838             $0.79  to  $0.81        $4,671       0.24%     1.00%  to 1.80% (30.61%)    to (31.17%)
2007                  5,727             $1.13  to  $1.18        $8,314       2.85%     1.00%  to 1.80%   0.72%     to  (0.09%)
2006                  6,381             $1.13  to  $1.18        $9,672       2.49%     1.00%  to 1.80%  13.25%     to  12.35%
----------------------------------------------------------------------------------------------------------------------------

COL VP CASH MGMT, CL 3
2010                  49,855            $1.14  to  $0.98       $53,739       0.01%     1.00%  to 2.25%  (0.98%)    to  (2.24%)
2009                  107,328           $1.15  to  $1.00      $114,381       0.05%     1.00%  to 2.25%  (0.84%)    to  (0.19%)(11)
2008                  68,113            $1.16  to  $1.04       $74,835       2.21%     1.00%  to 2.20%   1.23%     to   0.12%
2007                  44,459            $1.15  to  $1.04       $48,814       4.72%     1.00%  to 2.20%   3.78%     to   2.54%
2006                  31,639            $1.10  to  $1.02       $34,059       4.40%     1.00%  to 2.20%   3.45%     to   2.22%
----------------------------------------------------------------------------------------------------------------------------

COL VP DIV BOND, CL 3
2010                  32,875            $1.37  to  $1.04       $43,873       1.34%     1.00%  to 2.25%   7.25%     to   5.90%
2009                  373,592           $1.27  to  $0.99      $444,902       4.29%     1.00%  to 2.25%  13.28%     to  (1.51%)(11)
2008                  344,544           $1.12  to  $0.99      $365,065       0.41%     1.00%  to 2.20%  (7.25%)    to  (8.35%)
2007                  314,829           $1.21  to  $1.08      $364,190       4.76%     1.00%  to 2.20%   4.15%     to   2.90%
2006                  168,698           $1.16  to  $1.05      $190,300       4.43%     1.00%  to 2.20%   3.37%     to   2.15%
----------------------------------------------------------------------------------------------------------------------------

COL VP DIV EQ INC, CL 3
2010                  62,868            $1.57  to  $1.17       $97,340          --     1.00%  to 2.25%  15.67%     to  14.23%
2009                  309,560           $1.36  to  $1.03      $396,604          --     1.00%  to 2.25%  26.19%     to   2.38%(11)
2008                  274,600           $1.08  to  $0.92      $282,334       0.07%     1.00%  to 2.20% (41.06%)    to (41.76%)
2007                  184,562           $1.83  to  $1.58      $328,157       1.60%     1.00%  to 2.20%   6.94%     to   5.66%
2006                  144,108           $1.71  to  $1.50      $243,744       1.43%     1.00%  to 2.20%  18.56%     to  17.15%
----------------------------------------------------------------------------------------------------------------------------

COL VP DYN EQ, CL 3
2010                  64,135            $0.90  to  $1.17       $55,690          --     1.00%  to 2.25%  16.17%     to  14.72%
2009                  74,790            $0.78  to  $1.02       $55,969          --     1.00%  to 2.25%  22.92%     to   1.77%(11)
2008                  80,265            $0.63  to  $0.70       $48,990       0.22%     1.00%  to 2.20% (42.74%)    to (43.42%)
2007                  85,164            $1.10  to  $1.24       $91,451       1.31%     1.00%  to 2.20%   1.90%     to   0.68%
2006                  95,900            $1.08  to  $1.23      $102,345       1.19%     1.00%  to 2.20%   8.36%(4)  to  12.78%
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    433

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

COL VP GLOBAL INFLATION PROT SEC, CL 3
2010                  12,120            $1.01  to  $1.00       $13,995       0.28%     1.00%  to 2.25%   3.10%     to   1.80%
2009                  275,715           $0.98  to  $0.98      $311,131      10.00%     1.00%  to 2.25%  (1.89%)(11)to  (1.99%)(11)
2008                  141,282           $1.09  to  $1.06      $151,561       2.48%     1.05%  to 2.20%  (0.91%)    to  (2.04%)
2007                  145,074           $1.10  to  $1.08      $157,932       2.33%     1.05%  to 2.20%   6.80%     to   5.58%
2006                  108,657           $1.03  to  $1.02      $111,409       6.80%     1.05%  to 2.20%   2.99%(6)  to   2.21%(6)
----------------------------------------------------------------------------------------------------------------------------

COL VP HI YIELD BOND, CL 3
2010                  15,320            $1.16  to  $1.14       $23,997       8.10%     1.00%  to 2.25%  12.83%     to  11.41%
2009                  21,852            $1.03  to  $1.02       $30,256       9.88%     1.00%  to 2.25%   2.60%(11) to   2.50%(11)
2008                  26,185            $0.79  to  $0.87       $23,961       0.29%     1.05%  to 2.20% (25.96%)    to (26.80%)
2007                  32,755            $1.07  to  $1.19       $40,773       7.38%     1.05%  to 2.20%   0.82%     to  (0.37%)
2006                  41,667            $1.06  to  $1.19       $51,788       7.47%     1.05%  to 2.20%   5.95%(6)  to   8.41%
----------------------------------------------------------------------------------------------------------------------------

COL VP INC OPP, CL 3
2010                  5,625             $1.14  to  $1.13        $8,201       1.05%     1.00%  to 2.25%  11.93%     to  10.53%
2009                  177,566           $1.02  to  $1.02      $230,138       4.64%     1.00%  to 2.25%   2.27%(11) to   2.16%(11)
2008                  109,815           $0.86  to  $0.93      $101,773       0.19%     1.05%  to 2.20% (19.66%)    to (20.58%)
2007                  92,767            $1.07  to  $1.17      $107,789       6.91%     1.05%  to 2.20%   1.56%     to   0.40%
2006                  36,591            $1.05  to  $1.17       $42,427       6.49%     1.05%  to 2.20%   4.97%(6)  to   5.64%
----------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP GRO OPP, CL 3
2010                  3,297             $1.79  to  $1.33        $5,358          --     1.00%  to 2.20%  25.03%     to  23.54%
2009                  3,990             $1.43  to  $1.07        $5,193          --     1.00%  to 2.20%  61.78%     to  59.85%
2008                  5,180             $0.89  to  $0.67        $4,189       0.02%     1.00%  to 2.20% (45.40%)    to (46.04%)
2007                  5,283             $1.62  to  $1.25        $7,905       0.05%     1.00%  to 2.20%  12.60%     to  11.25%
2006                  6,311             $1.44  to  $1.12        $8,457       0.24%     1.00%  to 2.20%  (1.06%)    to  (2.24%)
----------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP VAL OPP, CL 3
2010                  1,276             $1.28  to  $1.26        $1,141          --     1.00%  to 2.25%  21.30%     to  19.78%
2009                  1,084             $1.05  to  $1.05          $806          --     1.00%  to 2.25%   4.86%(11) to   4.75%(11)
2008                  1,102             $0.54  to  $0.53          $592          --     1.05%  to 2.20% (45.68%)    to (46.31%)
2007                  1,087             $1.00  to  $0.99        $1,082       0.80%     1.05%  to 2.20%  (0.42%)(7) to  (1.19%)(7)
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

COL VP S&P 500, CL 3
2010                  12,373            $0.92  to  $1.15       $12,969          --     1.00%  to 2.25%  13.57%     to  12.15%
2009                  14,682            $0.81  to  $1.02       $13,477          --     1.00%  to 2.25%  24.74%     to   1.82%(11)
2008                  15,982            $0.65  to  $0.79       $11,502       0.08%     1.00%  to 2.20% (37.72%)    to (38.46%)
2007                  18,396            $1.04  to  $1.28       $21,205       1.62%     1.00%  to 2.20%   3.97%     to   2.71%
2006                  19,754            $1.00  to  $1.24       $21,856       1.45%     1.00%  to 2.20%  14.12%     to  12.76%
----------------------------------------------------------------------------------------------------------------------------

COL VP SHORT DURATION, CL 3
2010                  25,328            $1.29  to  $1.00       $29,739       0.60%     1.00%  to 2.25%   1.98%     to   0.71%
2009                  75,083            $1.27  to  $0.99       $85,320       2.68%     1.00%  to 2.25%   4.48%     to  (0.93%)(11)
2008                  48,407            $1.22  to  $0.98       $53,512       0.13%     1.00%  to 2.20%  (3.61%)    to  (4.76%)
2007                  46,267            $1.26  to  $1.03       $53,706       4.18%     1.00%  to 2.20%   4.27%     to   3.02%
2006                  42,415            $1.21  to  $1.00       $47,909       3.80%     1.00%  to 2.20%   2.81%     to   1.59%
----------------------------------------------------------------------------------------------------------------------------

COL VP LG CAP GRO, CL 3
2010                  1,717             $1.10  to  $1.19        $1,515          --     1.00%  to 2.25%  16.00%     to  14.55%
2009                  4,412             $0.95  to  $1.04        $3,472          --     1.00%  to 2.25%  35.63%     to   3.94%(11)
2008                  20,079            $0.70  to  $0.68       $11,992       0.24%     1.00%  to 2.20% (44.90%)    to (45.56%)
2007                  15,299            $1.27  to  $1.24       $16,673       0.40%     1.00%  to 2.20%   2.04%     to   0.80%
2006                  1,089             $1.24  to  $1.23          $754       0.85%     1.00%  to 2.20%   9.98%     to   8.67%
----------------------------------------------------------------------------------------------------------------------------



 434    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

COL VP SELECT LG CAP VAL, CL 3
2010                  76                $0.97  to  $1.10           $88          --     1.05%  to 2.20%  19.26%     to  17.90%
2009                  85                $0.81  to  $0.93           $82          --     1.05%  to 2.20%  24.81%     to  23.38%
2008                  111               $0.65  to  $0.75           $87       0.08%     1.05%  to 2.20% (40.09%)    to (40.78%)
2007                  121               $1.08  to  $1.27          $158       1.41%     1.05%  to 2.20%  (1.49%)    to  (2.62%)
2006                  114               $1.10  to  $1.31          $152       1.26%     1.05%  to 2.20%  10.48%(6)  to  16.47%
----------------------------------------------------------------------------------------------------------------------------

COL VP SELECT SM CAP VAL, CL 3
2010                  1,286             $1.56  to  $1.56        $1,801          --     1.00%  to 1.80%  25.54%     to  24.54%
2009                  1,808             $1.24  to  $1.25        $2,013          --     1.00%  to 1.80%  38.43%     to  37.32%
2008                  2,157             $0.90  to  $0.91        $1,749          --     1.00%  to 1.80% (39.21%)    to (39.70%)
2007                  2,998             $1.48  to  $1.51        $3,973       0.16%     1.00%  to 1.80%  (5.14%)    to  (5.91%)
2006                  3,538             $1.56  to  $1.61        $4,952       0.04%     1.00%  to 1.80%  10.58%     to   9.70%
----------------------------------------------------------------------------------------------------------------------------

COL VP EMER MKTS OPP, CL 3
2010                  15,151            $1.24  to  $1.22       $38,197       1.65%     1.00%  to 2.25%  18.57%     to  17.09%
2009                  58,527            $1.04  to  $1.04      $115,789       0.35%     1.00%  to 2.25%   3.75%(11) to   3.64%(11)
2008                  81,531            $0.71  to  $1.22       $94,970       0.68%     1.05%  to 2.20% (54.19%)    to (54.72%)
2007                  49,517            $1.55  to  $2.70      $129,372       0.59%     1.05%  to 2.20%  36.66%     to  35.09%
2006                  44,758            $1.13  to  $2.00       $88,998       0.35%     1.05%  to 2.20%  10.52%(6)  to  31.00%
----------------------------------------------------------------------------------------------------------------------------

COL VP INTL OPP, CL 3
2010                  620               $1.15  to  $1.13          $954       1.44%     1.00%  to 2.25%  12.77%     to  11.36%
2009                  624               $1.02  to  $1.02          $892       1.57%     1.00%  to 2.25%   1.92%(11) to   1.81%(11)
2008                  764               $0.70  to  $0.99          $868       2.35%     1.05%  to 2.20% (41.06%)    to (41.73%)
2007                  879               $1.19  to  $1.70        $1,713       0.99%     1.05%  to 2.20%  11.50%     to  10.22%
2006                  1,422             $1.07  to  $1.54        $2,439       1.88%     1.05%  to 2.20%   6.51%(6)  to  21.48%
----------------------------------------------------------------------------------------------------------------------------

VP AGGR, CL 2
2010                  33,238            $1.12  to  $1.11       $37,189          --     1.00%  to 2.25%  13.30%(12) to  12.38%(12)
2009                  --                   --         --            --          --     --           --     --             --
2008                  --                   --         --            --          --     --           --     --             --
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

VP AGGR, CL 4
2010                  370,445           $1.12  to  $1.11      $413,683          --     1.00%  to 2.25%  13.30%(12) to  12.38%(12)
2009                  --                   --         --            --          --     --           --     --             --
2008                  --                   --         --            --          --     --           --     --             --
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

VP CONSERV, CL 2
2010                  27,723            $1.04  to  $1.04       $28,874          --     1.00%  to 2.25%   5.26%(12) to   4.39%(12)
2009                  --                   --         --            --          --     --           --     --             --
2008                  --                   --         --            --          --     --           --     --             --
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

VP CONSERV, CL 4
2010                  279,316           $1.04  to  $1.04      $290,569          --     1.00%  to 2.25%   5.26%(12) to   4.39%(12)
2009                  --                   --         --            --          --     --           --     --             --
2008                  --                   --         --            --          --     --           --     --             --
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    435

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 3
2010                  8,685             $1.13  to  $1.12        $7,356          --     1.00%  to 2.25%  10.42%     to   9.04%
2009                  345,533           $1.03  to  $1.02      $266,940          --     1.00%  to 2.25%   2.30%(11) to   2.19%(11)
2008                  192,517           $0.60  to  $0.59      $115,006       0.03%     1.05%  to 2.20% (39.22%)    to (39.92%)
2007                  123,336           $0.99  to  $0.98      $121,922       1.08%     1.05%  to 2.20%  (0.81%)(7) to  (1.57%)(7)
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 3
2010                  75                $1.29  to  $1.27           $97          --     1.00%  to 2.25%  20.65%     to  19.15%
2009                  32                $1.07  to  $1.06           $35          --     1.00%  to 2.25%   5.94%(11) to   5.82%(11)
2008                  66                $0.69  to  $0.78           $53          --     1.05%  to 2.20% (37.35%)    to (38.06%)
2007                  39                $1.10  to  $1.26           $52       1.04%     1.05%  to 2.20%   4.92%     to   3.71%
2006                  27                $1.05  to  $1.22           $35       2.10%     1.05%  to 2.20%   5.22%(6)  to  13.30%
----------------------------------------------------------------------------------------------------------------------------

VP MOD, CL 2
2010                  275,153           $1.09  to  $1.08      $300,097          --     1.00%  to 2.25%   9.50%(12) to   8.60%(12)
2009                  --                   --         --            --          --     --           --     --             --
2008                  --                   --         --            --          --     --           --     --             --
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

VP MOD, CL 4
2010                  2,203,472         $1.09  to  $1.08    $2,399,704          --     1.00%  to 2.25%   9.50%(12) to   8.60%(12)
2009                  --                   --         --            --          --     --           --     --             --
2008                  --                   --         --            --          --     --           --     --             --
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 2
2010                  172,753           $1.11  to  $1.10      $191,490          --     1.00%  to 2.25%  11.29%(12) to  10.38%(12)
2009                  --                   --         --            --          --     --           --     --             --
2008                  --                   --         --            --          --     --           --     --             --
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 4
2010                  1,197,181         $1.11  to  $1.10    $1,326,326          --     1.00%  to 2.25%  11.39%(12) to  10.48%(12)
2009                  --                   --         --            --          --     --           --     --             --
2008                  --                   --         --            --          --     --           --     --             --
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 2
2010                  65,162            $1.07  to  $1.06       $69,520          --     1.00%  to 2.25%   7.11%(12) to   6.23%(12)
2009                  --                   --         --            --          --     --           --     --             --
2008                  --                   --         --            --          --     --           --     --             --
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 4
2010                  384,828           $1.07  to  $1.06      $410,371          --     1.00%  to 2.25%   7.21%(12) to   6.33%(12)
2009                  --                   --         --            --          --     --           --     --             --
2008                  --                   --         --            --          --     --           --     --             --
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------



 436    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 3
2010                  34,534            $1.69  to  $1.30       $55,157          --     1.00%  to 2.25%  23.20%     to  21.66%
2009                  49,240            $1.38  to  $1.07       $63,861          --     1.00%  to 2.25%  35.19%     to   6.43%(11)
2008                  57,085            $1.02  to  $0.87       $55,054       0.11%     1.00%  to 2.20% (32.25%)    to (33.06%)
2007                  62,013            $1.50  to  $1.30       $88,943       0.83%     1.00%  to 2.20%  (5.85%)    to  (6.98%)
2006                  57,275            $1.59  to  $1.40       $88,019       0.41%     1.00%  to 2.20%  19.06%     to  17.64%
----------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2010                  503               $2.29  to  $2.43        $1,199       3.72%     1.40%  to 1.60%  12.48%     to  12.26%
2009                  688               $2.04  to  $2.16        $1,455          --     1.40%  to 1.60%  43.33%     to  43.05%
2008                  940               $1.42  to  $1.51        $1,390       0.82%     1.40%  to 1.60% (44.44%)    to (44.55%)
2007                  1,398             $2.56  to  $2.73        $3,723       1.99%     1.40%  to 1.60%  (6.14%)    to  (6.32%)
2006                  1,978             $2.72  to  $2.91        $5,629       1.25%     1.40%  to 1.60%  14.18%     to  13.95%
----------------------------------------------------------------------------------------------------------------------------

WANGER INTL
2010                  15,440            $1.27  to  $1.25       $31,772       1.21%     1.00%  to 2.25%  23.68%     to  22.14%
2009                  73,364            $1.03  to  $1.03      $112,927       3.87%     1.00%  to 2.25%   2.34%(11) to   2.23%(11)
2008                  99,753            $0.68  to  $1.16      $104,911       0.85%     1.05%  to 2.20% (46.17%)    to (46.79%)
2007                  56,589            $1.26  to  $2.17      $113,660       0.80%     1.05%  to 2.20%  15.09%     to  13.77%
2006                  46,575            $1.09  to  $1.91       $84,164       0.44%     1.05%  to 2.20%   9.50%(6)  to  34.19%
----------------------------------------------------------------------------------------------------------------------------

WANGER USA
2010                  23,264            $1.32  to  $1.30       $33,271          --     1.00%  to 2.25%  22.13%     to  20.61%
2009                  82,793            $1.08  to  $1.08       $92,855          --     1.00%  to 2.25%   8.11%(11) to   7.99%(11)
2008                  79,992            $0.62  to  $0.80       $64,723          --     1.05%  to 2.20% (40.32%)    to (41.00%)
2007                  66,995            $1.05  to  $1.36       $92,330          --     1.05%  to 2.20%   4.28%     to   3.08%
2006                  39,559            $1.00  to  $1.32       $54,125       0.20%     1.05%  to 2.20%   0.44%(6)  to   5.53%
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT CORE EQ, CL 1
2010                  691               $1.41  to  $1.36          $950       0.53%     1.00%  to 1.35%  15.31%     to  14.90%
2009                  906               $1.22  to  $1.18        $1,084       1.24%     1.00%  to 1.35%  34.70%     to  34.23%
2008                  1,005             $0.91  to  $0.88          $895       1.27%     1.00%  to 1.35% (33.52%)    to (33.75%)
2007                  1,456             $1.37  to  $1.33        $1,957       1.11%     1.00%  to 1.35%   7.21%     to   6.83%
2006                  1,524             $1.28  to  $1.25        $1,916       1.26%     1.00%  to 1.35%  11.55%     to  11.17%
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT CORE EQ, CL 2
2010                  8,513             $1.75  to  $1.33       $14,101       0.38%     1.00%  to 2.20%  15.02%     to  13.65%
2009                  12,750            $1.52  to  $1.17       $18,236       1.04%     1.00%  to 2.20%  34.40%     to  32.79%
2008                  13,036            $1.13  to  $0.88       $14,026       1.26%     1.00%  to 2.20% (33.67%)    to (34.47%)
2007                  13,774            $1.70  to  $1.34       $22,549       0.81%     1.00%  to 2.20%   6.93%     to   5.65%
2006                  15,401            $1.59  to  $1.27       $23,638       1.11%     1.00%  to 2.20%  11.28%     to   9.97%
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT INDEX ASSET ALLOC, CL 2
2010                  9,319             $1.03  to  $1.11       $10,176       1.76%     1.05%  to 2.20%  12.10%     to  10.83%
2009                  11,142            $0.92  to  $1.00       $10,893       2.00%     1.05%  to 2.20%  14.23%     to  12.92%
2008                  15,185            $0.81  to  $0.89       $13,082       2.39%     1.05%  to 2.20% (29.84%)    to (30.66%)
2007                  20,946            $1.15  to  $1.28       $25,887       2.19%     1.05%  to 2.20%   6.46%     to   5.26%
2006                  25,783            $1.08  to  $1.21       $29,992       2.29%     1.05%  to 2.20%   8.78%(6)  to   9.71%
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL EQ, CL 1
2010                  772               $1.51  to  $1.48        $1,150       1.00%     1.00%  to 1.35%  15.63%     to  15.22%
2009                  1,085             $1.31  to  $1.28        $1,401       3.63%     1.00%  to 1.35%  14.79%     to  14.39%
2008                  1,357             $1.14  to  $1.12        $1,531          --     1.00%  to 1.35% (42.07%)    to (42.27%)
2007                  2,523             $1.97  to  $1.94        $4,927       2.58%     1.00%  to 1.35%  13.85%     to  13.45%
2006                  2,404             $1.73  to  $1.71        $4,126       3.99%     1.00%  to 1.35%  21.94%     to  21.51%
----------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    437

                                                                                     FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                    -----------------------------------------------------
                      ------------------------------------------------                  EXPENSE RATIO
                          UNITS     ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      LOWEST TO         TOTAL RETURN
                          (000S)       LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)    HIGHEST(2)    LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

WF ADV VT INTL EQ, CL 2
2010                  12,194            $1.72  to  $1.28       $19,201       0.81%     1.00%  to 2.20%  15.34%     to  13.97%
2009                  15,437            $1.49  to  $1.13       $21,192       3.06%     1.00%  to 2.20%  14.33%     to  12.96%
2008                  15,059            $1.30  to  $1.00       $18,267          --     1.00%  to 2.20% (42.18%)    to (42.87%)
2007                  16,065            $2.25  to  $1.74       $34,071       2.17%     1.00%  to 2.20%  13.58%     to  12.22%
2006                  17,374            $1.98  to  $1.55       $32,562       3.61%     1.00%  to 2.20%  21.67%     to  20.22%
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTRINSIC VAL, CL 2
2010                  11,391            $0.93  to  $1.02       $12,804       0.84%     1.05%  to 2.20%  12.64%     to  11.35%
2009                  20,897            $0.83  to  $0.92       $20,560       1.93%     1.05%  to 2.20%  15.63%     to  14.32%
2008                  12,653            $0.71  to  $0.80       $11,025       1.89%     1.05%  to 2.20% (37.13%)    to (37.85%)
2007                  15,557            $1.13  to  $1.29       $21,663       1.48%     1.05%  to 2.20%   1.72%     to   0.54%
2006                  17,876            $1.12  to  $1.29       $24,591       1.54%     1.05%  to 2.20%  12.22%(6)  to  16.01%
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT OMEGA GRO, CL 1
2010                  1,696             $1.09  to  $1.05        $1,805       0.90%     1.00%  to 1.35%  18.60%     to  18.19%
2009                  2,147             $0.92  to  $0.89        $1,933       1.48%     1.00%  to 1.35%  42.54%     to  42.04%
2008                  2,756             $0.65  to  $0.63        $1,748          --     1.00%  to 1.35% (27.92%)    to (28.17%)
2007                  3,925             $0.90  to  $0.87        $3,460       0.52%     1.00%  to 1.35%  10.84%     to  10.45%
2006                  4,869             $0.81  to  $0.79        $3,883          --     1.00%  to 1.35%   4.96%     to   4.60%
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT OMEGA GRO, CL 2
2010                  31,011            $2.03  to  $1.39       $54,558       0.35%     1.00%  to 2.20%  18.29%     to  16.88%
2009                  17,016            $1.71  to  $1.19       $25,468       1.10%     1.00%  to 2.20%  42.16%     to  40.46%
2008                  20,004            $1.20  to  $0.85       $21,189          --     1.00%  to 2.20% (28.13%)    to (28.99%)
2007                  24,361            $1.68  to  $1.19       $36,073       0.28%     1.00%  to 2.20%  10.62%     to   9.29%
2006                  26,098            $1.52  to  $1.09       $35,221          --     1.00%  to 2.20%   4.65%     to   3.41%
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO, CL 2
2010                  14,159            $1.28  to  $1.56       $12,090          --     1.00%  to 2.20%  27.91%(13) to  24.02%
2009                  6,870             $1.00  to  $1.26        $3,392          --     1.05%  to 2.20%  51.05%     to  49.32%
2008                  8,437             $0.66  to  $0.84        $2,768          --     1.05%  to 2.20% (42.04%)    to (42.70%)
2007                  10,497            $1.14  to  $1.47        $5,957          --     1.05%  to 2.20%  12.61%     to  11.32%
2006                  12,727            $1.02  to  $1.32        $6,434          --     1.05%  to 2.20%   2.08%(6)  to  20.08%
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP VAL, CL 1
2010                  3,211             $1.22  to  $1.22        $3,921          --     1.00%  to 1.35%  22.25%(13) to  22.06%(13)
2009                  --                   --         --            --          --     --           --     --             --
2008                  --                   --         --            --          --     --           --     --             --
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP VAL, CL 2
2010                  7,490             $1.22  to  $1.21        $9,133          --     1.00%  to 2.20%  22.12%(13) to  21.45%(13)
2009                  --                   --         --            --          --     --           --     --             --
2008                  --                   --         --            --          --     --           --     --             --
2007                  --                   --         --            --          --     --           --     --             --
2006                  --                   --         --            --          --     --           --     --             --
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT TOTAL RETURN BOND, CL 2
2010                  35,358            $1.00  to  $1.24       $49,817       3.42%     1.00%  to 2.20%   0.39%(13) to   4.71%
2009                  41,984            $1.23  to  $1.19       $58,458       4.51%     1.05%  to 2.20%  10.82%     to   9.56%
2008                  43,415            $1.11  to  $1.08       $55,060       4.78%     1.05%  to 2.20%   1.31%     to   0.15%
2007                  63,005            $1.09  to  $1.08       $79,204       4.55%     1.05%  to 2.20%   5.06%     to   3.86%
2006                  52,495            $1.04  to  $1.04       $63,183       4.42%     1.05%  to 2.20%   4.37%(6)  to   1.57%
----------------------------------------------------------------------------------------------------------------------------





 438    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

    (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.


    (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


    (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.


    (4) New subaccount operations commenced on March 17, 2006.


    (5) New subaccount operations commenced on April 28, 2006.


    (6) New subaccount operations commenced on May 1, 2006.


    (7) New subaccount operations commenced on May 1, 2007.


    (8) New subaccount operations commenced on Sept. 26, 2008.


    (9) New subaccount operations commenced on April 24, 2009.



   (10) New subaccount operations commenced on Oct. 2, 2009.



   (11) New subaccount operations commenced on Nov. 30, 2009.



   (12) New subaccount operations commenced on May 7, 2010.



   (13) New subaccount operations commenced on July 16, 2010.



   (14) New subaccount operations commenced on Sept. 24, 2010.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    439

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2010 and 2009, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments, and in 2008 the Company adopted new accounting guidance related to the measurement of fair value.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 23, 2011

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2010          2009

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2010, $24,818;
  2009, $25,142)                                                         $ 26,442       $25,999
  Common and preferred stocks, at fair value (cost: 2010, $1; 2009,
  $30)                                                                          2            23
Commercial mortgage loans, at cost (less allowance for loan losses:
2010, $36; 2009, $30)                                                       2,470         2,532
Policy loans                                                                  729           715
Trading securities and other investments                                      496           310
-------------------------------------------------------------------------------------------------
    Total investments                                                      30,139        29,579
Cash and cash equivalents                                                      76           811
Restricted cash                                                                66           184
Reinsurance recoverables                                                    1,829         1,688
Deferred income taxes, net                                                     --            63
Other receivables                                                             166           332
Accrued investment income                                                     309           303
Deferred acquisition costs                                                  4,578         4,285
Deferred sales inducement costs                                               545           524
Other assets                                                                1,123           936
Separate account assets                                                    63,795        54,267
-------------------------------------------------------------------------------------------------
Total assets                                                             $102,626       $92,972
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                   $ 29,680       $30,383
Policy claims and other policyholders' funds                                  134           123
Deferred income taxes, net                                                    514            --
Borrowings under repurchase agreements                                        397            --
Line of credit with Ameriprise Financial, Inc.                                  3           300
Other liabilities                                                           1,555         1,955
Separate account liabilities                                               63,795        54,267
-------------------------------------------------------------------------------------------------
Total liabilities                                                          96,078        87,028
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,460         2,445
Retained earnings                                                           3,410         3,114
Accumulated other comprehensive income, net of tax                            675           382
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                  6,548         5,944
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                               $102,626       $92,972
=================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2010          2009          2008

REVENUES
Premiums                                                          $  489        $  450        $  438
Net investment income                                              1,629         1,526         1,252
Policy and contract charges                                        1,389         1,156         1,352
Other revenues                                                       272           233           255
Net realized investment gains (losses)                                16            59          (442)
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,795         3,424         2,855
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   1,203           841           673
Interest credited to fixed accounts                                  909           903           790
Amortization of deferred acquisition costs                            53           145           861
Other insurance and operating expenses                               582           550           649
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    2,747         2,439         2,973
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                               1,048           985          (118)
Income tax provision (benefit)                                       252           245          (189)
-------------------------------------------------------------------------------------------------------
Net income                                                        $  796        $  740        $   71
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                      $   44        $  121
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (22)          (53)
  Portion of loss recognized in other comprehensive income            (6)           (9)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (28)          (62)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                     $   16        $   59
=======================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2010          2009          2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                        $   796      $    740       $    71
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Capitalization of deferred acquisition and sales inducement
  costs                                                              (494)         (640)         (674)
  Amortization of deferred acquisition and sales inducement
  costs                                                                50           155           982
  Depreciation, amortization and accretion, net                       (79)          (68)           61
  Deferred income tax expense (benefit)                               416           (81)         (234)
  Contractholder and policyholder charges, non-cash                  (259)         (259)         (248)
  Net realized investment gains                                       (46)         (135)           (7)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses          29            76           449
Change in operating assets and liabilities:
  Trading securities and equity method investments, net                29           136          (110)
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 302           282           308
  Policy claims and other policyholders' funds                         11           (49)           81
  Reinsurance recoverables                                           (141)          (96)         (302)
  Other receivables                                                   (53)           (5)           20
  Accrued investment income                                            (6)          (64)           14
  Derivatives collateral, net                                          55        (1,928)        1,591
  Other assets and liabilities, net                                   439           684            41
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 1,049        (1,252)        2,043
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               1,268         5,215           246
  Maturities, sinking fund payments and calls                       3,719         3,486         2,510
  Purchases                                                        (4,970)      (13,696)       (1,684)
Proceeds from sales and maturities of commercial mortgage
loans                                                                 207           279           263
Funding of commercial mortgage loans                                 (154)         (104)         (110)
Proceeds from sales of other investments                               95            43            19
Purchase of other investments                                        (256)          (11)         (140)
Purchase of land, buildings, equipment and software                   (15)          (14)          (18)
Change in policy loans, net                                           (14)            7           (25)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by investing activities                  (120)       (4,795)        1,061
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           1,593         4,863         2,913
  Net transfers (to) from separate accounts                        (1,337)          195            91
  Surrenders and other benefits                                    (1,338)       (1,923)       (2,931)
Change in borrowings under repurchase agreements, net                 397            --            --
Proceeds from line of credit with Ameriprise Financial, Inc.           13           500            --
Payments on line of credit with Ameriprise Financial, Inc.           (310)           --            --
Deferred premium options, net                                        (182)          (82)          (77)
Tax adjustment on share-based incentive compensation plan              --            (2)            2
Cash dividend to Ameriprise Financial, Inc.                          (500)           --          (775)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by financing activities                (1,664)        3,551          (777)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                 (735)       (2,496)        2,327
Cash and cash equivalents at beginning of period                      811         3,307           980
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of period                        $    76      $    811       $ 3,307
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                          $   112      $     72       $   168
  Interest paid on borrowings                                           3             1            --
Non-cash transactions:
  Capital contributions from Ameriprise Financial, Inc.           $    14      $    331       $   322


See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2010
(IN MILLIONS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                               SHARES        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2008                      $ 3         $2,031        $3,188          $ (156)        $5,066
Change in accounting principles, net of
tax                                               --             --           (30)             --            (30)
Comprehensive loss:
  Net income                                      --             --            71              --             71
  Other comprehensive income (loss), net
  of tax:
    Change in net unrealized securities
    losses                                        --             --            --            (562)          (562)
    Change in net unrealized derivatives
    losses                                        --             --            --               2              2
                                                                                                       ------------
Total comprehensive loss                                                                                    (489)
Tax adjustment on share-based incentive
compensation plan                                 --              2            --              --              2
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (775)             --           (775)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             83            --              --             83
Non-cash dividend to Ameriprise Financial,
Inc.                                              --             --          (118)             --           (118)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                    $ 3          2,116         2,336            (716)         3,739
Change in accounting principles, net of
tax                                               --             --            38             (38)            --
Comprehensive income:
  Net income                                      --             --           740              --            740
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --           1,109          1,109
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              23             23
    Change in net unrealized derivatives
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,876
Tax adjustment on share-based incentive
compensation plan                                 --             (2)           --              --             (2)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --            331            --              --            331
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                    $ 3         $2,445        $3,114          $  382         $5,944
Comprehensive income:
  Net income                                      --             --           796              --            796
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                         --             --            --             285            285
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --               4              4
    Change in net unrealized derivatives
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,089
Tax adjustment on share-based incentive
compensation plan                                 --              1            --              --              1
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (500)                          (500)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             14            --              --             14
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2010                    $ 3         $2,460        $3,410          $  675         $6,548
===================================================================================================================




See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. Effective in March and September 2010, RiverSource Life of NY withdrew its Certificates of Authority from North Dakota and Delaware, respectively, as it does not conduct business in these states. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. ("RTA"). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the "Company"). All material intercompany transactions and balances have been eliminated in consolidation.

In the third quarter of 2010, the Company made adjustments for revisions to the valuations of reserves, deferred acquisition costs ("DAC") and deferred sales inducement costs ("DSIC") related to insurance and living benefit guarantees which resulted in a $32 million pretax charge ($21 million after-tax). In the second quarter of 2010, the Company made an adjustment for revisions to certain calculations in its valuation of DAC and DSIC which resulted in a $33 million pretax benefit ($21 million after-tax).

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity ("EIA") may have their interest calculated based on an increase in a broad-based stock market index. The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account", as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity's losses, or the rights to receive the entity's returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

- If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

  (i) the entity does not have an explicit or implicit obligation to fund the investment company's losses; and

  (ii) the investment company is not a securitization entity, asset backed financing entity, or an entity formally considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

- If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

  (i) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance; and

  (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE's expected losses or receive a majority of a VIE's expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE's variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will absorb a majority of the VIE's expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE's primary beneficiary.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities as follows. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria, and the Company does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). The Company's Consolidated Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Trading Securities and Other Investments
Trading securities and other investments include separate account and mutual fund seed money, equity method investments, trading bonds, interests in affordable housing partnerships and syndicated loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. Affordable housing partnerships are accounted for under the equity method.

FINANCING RECEIVABLES

Commercial Mortgage Loans and Syndicated Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Syndicated loans represent the Company's investment in below investment grade loan syndications. Syndicated loans are reflected in trading securities and other investments at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.


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Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in trading securities and other investments. Syndicated loans are charged off when management determines that the loans are uncollectible.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms. Loans restructured at an interest rate equal to or greater than interest rates for new loans with comparable risk at the time the contract is modified are excluded from restructured loans. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to the borrower, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructure or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2010 and 2009 was $66 million and $184 million, respectively, consisting of cash that has been pledged to counterparties.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premiums, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted

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amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 8 for additional information on reinsurance.

LAND, BUILDINGS, EQUIPMENT AND SOFTWARE
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years. During 2009, the Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial.

At December 31, 2010 and 2009, land, buildings, equipment and software were $191 million and $190 million, respectively, net of accumulated depreciation of $59 million and $52 million, respectively. Depreciation and amortization expense for the years ended December 31, 2010, 2009 and 2008 was $14 million, $8 million and $5 million, respectively.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is reclassified to earnings over

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the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

See Note 16 for information regarding the Company's fair value measurement of derivative instruments and the impact of derivatives on the Consolidated Statements of Income.

The equity component of EIA obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the EIA embedded derivatives is reflected in interest credited to fixed accounts. The changes in the fair value of the GMAB and GMWB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life ("UL") contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Company's Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing the Company's annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.


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The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder and policyholder and are not reported in the Company's Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB

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liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for EIAs are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 to for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.


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Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of trading securities and certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company's share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are net of DAC.

INCOME TAXES
Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among the Company's deferred tax assets are a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes and future deductible capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Receivables
In July 2010, the Financial Accounting Standards Board ("FASB") updated the accounting standards for disclosures on the credit quality of financing receivables and the allowance for credit losses. The standard requires additional disclosure related to the credit quality of financing receivables, troubled debt restructurings and significant purchases or sales of financing receivables during the period. The standard requires that these disclosures and existing disclosures be presented on a disaggregated basis, similar to the manner that the entity uses to evaluate its credit losses. Disclosures of information as of the end of a reporting period are effective for interim and annual periods ending after December 15, 2010 and disclosures of

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activity that occurred during a reporting period are effective for interim and annual periods beginning after December 15, 2010. In January 2011, the effective date of the disclosures related to troubled debt restructurings was deferred until the FASB clarifies guidance for determining what constitutes a troubled debt restructuring. The adoption of the standard did not impact the Company's consolidated financial condition and results of operations. See Note 2 and Note 6 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of VIEs. The standard amends the guidance on the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model and requires additional disclosures about an enterprise's involvement in VIEs. Under the new qualitative model, the primary beneficiary must have both the power to direct the activities of the VIE and the obligation to absorb losses or the right to receive gains that could be potentially significant to the VIE. In February 2010, the FASB amended this guidance to defer application of the consolidation requirements for certain investment funds. The standards are effective for interim and annual reporting periods beginning after November 15, 2009. The Company adopted the standard effective January 1, 2010 which did not impact its consolidated financial condition and results of operations.

Subsequent Events
In February 2010, the FASB amended the accounting standards related to the recognition and disclosure of subsequent events. The amendments remove the requirement to disclose the date through which subsequent events are evaluated for Securities and Exchange Commission ("SEC") filers. The standard is effective upon issuance and shall be applied prospectively. The Company adopted the standard in the first quarter of 2010. The adoption did not have any effect on the Company's consolidated financial condition and results of operations.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in the first quarter of 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company will adopt in the first quarter of 2011. The adoption did not have any effect on the Company's consolidated financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. The Company adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $30 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives the Company uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, the Company recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price the Company would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the fair value of the Company's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, the Company considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, the Company adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk, and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of the Company's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $4 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of the Company not fulfilling these liabilities. As the Company's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income. The Company adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $38 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 5 for the Company's required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The standard is effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted if it is at the beginning of an entity's annual reporting period. The standard is to be applied prospectively; however, retrospective application to all prior periods presented is permitted but not required. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments
In April 2010, the FASB updated the accounting standards regarding accounting for investment funds determined to be VIEs. Under this standard an insurance enterprise would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, the enterprise would not consider the interests held through separate accounts in evaluating its economic interests in a VIE, unless the separate account contract holder is a related party. The standard is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2010. The adoption of the standard is not expected to have a material impact on the Company's consolidated financial condition and results of operations.

4. VARIABLE INTEREST ENTITIES

RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA's maximum exposure to loss as a result of its investment in the affordable housing partnerships is limited to the carrying values. The carrying values are reflected in trading securities and other investments and were $244 million and $28 million as of December 31, 2010 and 2009, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $188 million and $1 million recorded in other liabilities as of December 31, 2010 and 2009, respectively, related to the affordable housing partnerships.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

5. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,792       $1,218         $ (56)       $15,954        $  1
Residential mortgage backed securities               4,364          308          (139)         4,533         (30)
Commercial mortgage backed securities                3,817          282            (4)         4,095          --
Asset backed securities                                883           43           (18)           908          --
State and municipal obligations                        809           18           (57)           770          --
Foreign government bonds and obligations                91           16            --            107          --
U.S. government and agencies obligations                55            7            --             62          --
Other structured investments                             7            6            --             13           6
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            24,818        1,898          (274)        26,442         (23)
Common stocks                                            1            1            --              2          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $24,819       $1,899         $(274)       $26,444        $(23)
====================================================================================================================




                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,245       $  855         $(106)       $14,994        $  1
Residential mortgage backed securities               5,249          185          (238)         5,196         (41)
Commercial mortgage backed securities                3,874          182           (16)         4,040          --
Asset backed securities                                877           32           (29)           880          --
State and municipal obligations                        647           12           (46)           613          --
U.S. government and agencies obligations               152            7            (1)           158          --
Foreign government bonds and obligations                94           14            (1)           107          --
Other structured investments                             4            7            --             11           7
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            25,142        1,294          (437)        25,999         (33)
Common and preferred stocks                             30           --            (7)            23          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $25,172       $1,294         $(444)       $26,022        $(33)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At both December 31, 2010 and 2009, fixed maturity securities comprised approximately 88% of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2010 and 2009, approximately $1.2 billion and $1.1 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2010                         DECEMBER 31, 2009
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 8,067       $ 8,647          33%        $ 9,194       $ 9,520          37%
AA                                           1,360         1,426           5           1,081         1,084           4
A                                            4,025         4,259          16           4,182         4,326          17
BBB                                          9,831        10,721          41           9,276         9,826          38
Below investment grade                       1,535         1,389           5           1,409         1,243           4
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $24,818       $26,442         100%        $25,142       $25,999         100%
==========================================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2010 and 2009, approximately 29% and 33%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 107         $1,785         $(44)          13           $153          $ (12)         120
Residential mortgage
  backed securities           71            310           (7)          45            282           (132)         116
Commercial mortgage
  backed securities           10            238           (4)          --             --             --           10
Asset backed
  securities                  10            186           (6)          15             69            (12)          25
State and municipal
  obligations                 20            256           (9)           2             87            (48)          22
U.S. government and
  agencies obligations         1             15           --           --             --             --            1
Common stocks                  2              1           --            1             --             --            3
------------------------------------------------------------------------------------------------------------------------
  Total                      221         $2,791         $(70)          76           $591          $(204)         297
========================================================================================================================

                             DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $1,938         $ (56)
Residential mortgage
  backed securities           592          (139)
Commercial mortgage
  backed securities           238            (4)
Asset backed
  securities                  255           (18)
State and municipal
  obligations                 343           (57)
U.S. government and
  agencies obligations         15            --
Common stocks                   1            --
--------------------------------------------------
  Total                    $3,382         $(274)
==================================================






                                                                DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                  92         $1,088         $(18)           85         $1,313         $ (88)         177
Residential mortgage
  backed securities           34          1,184          (34)           53            363          (204)          87
Commercial mortgage
  backed securities           24            353           (4)           18            297           (12)          42
Asset backed
  securities                   6             70           (1)           16             87           (28)          22
State and municipal
  obligations                 13            232           (9)            2             99           (37)          15
U.S. government and
  agencies obligations         2             89           (1)           --             --            --            2
Foreign government
  bonds and
  obligations                 --             --           --             1              4            (1)           1
Common and preferred
  stocks                      --             --           --             2             23            (7)           2
------------------------------------------------------------------------------------------------------------------------
  Total                      171         $3,016         $(67)          177         $2,186         $(377)         348
========================================================================================================================

                             DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $2,401         $(106)
Residential mortgage
  backed securities         1,547          (238)
Commercial mortgage
  backed securities           650           (16)
Asset backed
  securities                  157           (29)
State and municipal
  obligations                 331           (46)
U.S. government and
  agencies obligations         89            (1)
Foreign government
  bonds and
  obligations                   4            (1)
Common and preferred
  stocks                       23            (7)
--------------------------------------------------
  Total                    $5,202         $(444)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities at December 31, 2010 are attributable to credit spreads. The primary driver of lower unrealized losses at December 31, 2010 was the decline of interest rates during the period.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                        YEARS ENDED DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other
  comprehensive income                                                     $ 82          $102
Additional amount related to credit losses for which an other-than-
  temporary impairment was not previously recognized                         14             7
Reductions for securities sold during the period (realized)                  --           (58)
Additional increases to the amount related to credit losses for which
  an other-than-temporary impairment was previously recognized               12            31
-------------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31 for which a portion of other-than-temporary impairment was
  recognized in other comprehensive income                                 $108          $ 82
=================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities (losses) gains on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                         COMPREHEN-
                                                                                         SIVE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                              (LOSSES)      DEFERRED      (LOSSES)
(IN MILLIONS)                                                   GAINS      INCOME TAX       GAINS
----------------------------------------------------------------------------------------------------
Balance at January 1, 2008                                     $  (179)       $  63        $  (116)
  Net unrealized securities losses arising during the
  period                                                        (1,598)         559         (1,039)
  Reclassification of losses included in net income                431         (151)           280
  Impact on DAC, DSIC and benefit reserves                         303         (106)           197
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                    (1,043)         365           (678)
  Cumulative effect of accounting change                           (58)          20            (38)(1)
  Net unrealized securities gains arising during the
  period(3)                                                      2,378         (832)         1,546
  Reclassification of gains included in net income                 (73)          26            (47)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                    (566)         199           (367)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                       638         (222)           416(2)
  Net unrealized securities gains arising during the
  period(3)                                                        794         (278)           516
  Reclassification of gains included in net income                 (20)           7            (13)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                    (328)         114           (214)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                   $ 1,084        $(379)       $   705(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) At December 31, 2010 and 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Securities Gains included $(12) million and $(16) million, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.
(3) In 2010 and 2009, net unrealized securities gains arising during the period include other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                         $ 51          $185          $  13
Gross realized investment losses from sales                          (4)          (50)            (6)
Other-than-temporary impairments                                    (28)          (62)          (440)


The other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. The other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The other-than-temporary impairments for the year ended December 31, 2008 related to losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities.

Available-for-Sale securities by contractual maturity at December 31, 2010 were as follows:

                                                                         AMORTIZED
(IN MILLIONS)                                                              COST       FAIR VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $ 1,047       $ 1,066
Due after one year through five years                                       5,359         5,671
Due after five years through 10 years                                       5,615         6,106
Due after 10 years                                                          3,726         4,050
-------------------------------------------------------------------------------------------------
                                                                           15,747        16,893
-------------------------------------------------------------------------------------------------
Residential mortgage backed securities                                      4,364         4,533
Commercial mortgage backed securities                                       3,817         4,095
Asset backed securities                                                       883           908
Other structured investments                                                    7            13
Common stocks                                                                   1             2
-------------------------------------------------------------------------------------------------
  Total                                                                   $24,819       $26,444
=================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments are not due at a single maturity date. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

At both December 31, 2010 and 2009, bonds carried at $7 million were on deposit with various states as required by law.

Trading Securities
Net recognized gains (losses) related to trading securities held at December 31, 2010, 2009 and 2008 were nil, nil and $9 million, respectively.

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,482        $1,371        $1,043
Income on commercial mortgage loans                                  152           160           173
Trading securities and other investments                              40            35            55
-------------------------------------------------------------------------------------------------------
                                                                   1,674         1,566         1,271
Less: investment expenses                                            (45)          (40)          (19)
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,629        $1,526        $1,252
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                    $19          $ 73          $(433)
Commercial mortgage loans                                            (6)          (13)            (1)
Trading securities and other investments                              3            (1)            (8)
-------------------------------------------------------------------------------------------------------
  Total                                                             $16          $ 59          $(442)
=======================================================================================================



6. FINANCING RECEIVABLES

The Company's financing receivables include commercial mortgage loans, syndicated loans and policy loans. The Company does not hold any loans acquired with deteriorated credit quality. See Note 2 for information regarding the Company's accounting policies related to loans and the allowance for loan losses.

ALLOWANCE FOR LOAN LOSSES

The following table presents a rollforward of the allowance for loan losses for the year ended December 31, 2010 and the ending balance of the allowance for loan losses as of December 31, 2010 by impairment method and type of loan:

                                                                COMMERCIAL
                                                                 MORTGAGE     SYNDICATED
(IN MILLIONS)                                                      LOANS         LOANS         TOTAL
-------------------------------------------------------------------------------------------------------
Beginning balance                                                   $30           $12           $42
  Charge-offs                                                        (1)           (2)           (3)
  Provisions                                                          7            (5)            2
-------------------------------------------------------------------------------------------------------
Ending balance                                                      $36           $ 5           $41
=======================================================================================================
Ending balance: Individually evaluated for impairment               $ 8           $--           $ 8
Ending balance: Collectively evaluated for impairment                28             5            33


The recorded investment in financing receivables as of December 31, 2010 by impairment method and type of loan was as follows:

                                                                COMMERCIAL
                                                                 MORTGAGE     SYNDICATED
(IN MILLIONS)                                                      LOANS         LOANS         TOTAL
-------------------------------------------------------------------------------------------------------
Ending balance: Individually evaluated for impairment             $   75         $ --         $   75
Ending balance: Collectively evaluated for impairment              2,431          205          2,636
-------------------------------------------------------------------------------------------------------
Ending balance                                                    $2,506         $205         $2,711
=======================================================================================================



As of December 31, 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $19 million.

During the year ended December 31, 2010, the Company purchased $59 million and sold $2 million of syndicated loans.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CREDIT QUALITY INFORMATION

Nonperforming loans, which are generally loans 90 days or more past due, were $8 million as of December 31, 2010. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 3% of commercial mortgage loans as of December 31, 2010. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure in the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region as of December 31, 2010 were as follows:

                                                                              PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)                                  LOANS         LOANS      COMMITMENTS
-------------------------------------------------------------------------------------------------------
South Atlantic                                                    $  590           24%          $ 4
Pacific                                                              530           21            15
Mountain                                                             286           11            --
West North Central                                                   251           10            --
East North Central                                                   240           10            --
Middle Atlantic                                                      212            8            --
West South Central                                                   183            7            --
New England                                                          148            6             2
East South Central                                                    66            3            --
                                                               ------------  ------------  ------------
                                                                   2,506          100%           21
                                                                             ------------
Less: allowance for loan losses                                      (36)                        --
                                                               ------------                ------------
  Total                                                           $2,470                        $21
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type as of December 31, 2010 were as follows:

                                                                              PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)                                  LOANS         LOANS      COMMITMENTS
-------------------------------------------------------------------------------------------------------
Retail                                                            $  820           33%          $10
Office                                                               717           29            --
Industrial                                                           456           18             6
Apartments                                                           326           13            --
Hotel                                                                 57            2            --
Mixed Use                                                             43            2            --
Other                                                                 87            3             5
                                                               ------------  ------------  ------------
                                                                   2,506          100%           21
                                                                             ------------
Less: allowance for loan losses                                      (36)                        --
                                                               ------------                ------------
  Total                                                           $2,470                        $21
=======================================================================================================



Syndicated Loans
The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans as of December 31, 2010 were $1 million.

7. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2010, 2009 and 2008, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and variable universal life contracts. During the third quarter of 2008, the Company converted to a new industry standard valuation system that provided enhanced modeling capabilities.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The total pretax impacts on the Company's assets and liabilities attributable to the review of valuation assumptions during the third quarter of 2010, 2009 and 2008 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                                           FUTURE
BALANCE SHEET IMPACT             REINSURANCE                                  OTHER        POLICY         OTHER
DEBIT (CREDIT) (IN MILLIONS)    RECOVERABLES       DAC          DSIC         ASSETS       BENEFITS     LIABILITIES      TOTAL
--------------------------------------------------------------------------------------------------------------------------------
2010 period                         $(21)         $323           $52           $--          $(266)         $--          $ 88
2009 period                          (65)          119             9            --             71           --           134
2008 period                           92           (81)           (6)            1             95            5           106


The total pretax impacts on the Company's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2010, 2009 and 2008 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX                                                  CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN MILLIONS)            PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2010 period                                  $--          $(21)         $(214)        $323           $--          $ 88
2009 period                                   --           (65)            80          119            --           134
2008 period                                    2            95             89          (81)            1           106


The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,285        $4,324        $4,334
Cumulative effect of accounting change                                --            --            36
Capitalization of acquisition costs                                  459           558           587
Amortization, excluding the impact of valuation assumptions
review and valuation system conversion                              (376)         (264)         (780)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          323           119           (81)
Impact of change in net unrealized securities (gains) losses        (113)         (452)          228
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,578        $4,285        $4,324
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $524          $518          $ 511
Cumulative effect of accounting change                               --            --              9
Capitalization of sales inducement costs                             35            82             87
Amortization, excluding the impact of valuation assumptions
review and valuation system conversion                              (49)          (19)          (115)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          52             9             (6)
Impact of change in net unrealized securities (gains) losses        (17)          (66)            32
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $545          $524          $ 518
=======================================================================================================



As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

Effective January 1, 2008, the Company adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $36 million and $9 million to DAC and DSIC, respectively. See
Note 3 for additional information regarding the Company's adoption of fair value accounting standards.

8. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2001 (2002 for RiverSource Life of NY) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

For existing LTC policies, the Company retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. ("Genworth"). For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 (August 2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

At December 31, 2010 and 2009, traditional life and universal life insurance in force aggregated $192.0 billion and $192.8 billion, respectively, of which $134.0 billion and $131.2 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 681         $ 659         $ 641
Reinsurance ceded                                                   (192)         (209)         (203)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 489         $ 450         $ 438
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $67 million, $62 million and $61 million of reinsurance ceded for the years ended December 31, 2010, 2009 and 2008, respectively.

Reinsurance recovered from reinsurers was $166 million, $167 million and $142 million for the years ended December 31, 2010, 2009 and 2008, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.4 billion and $1.3 billion related to LTC risk ceded to Genworth as of December 31, 2010 and 2009, respectively. Included in future policy benefits is $657 million and $667 million related to assumed reinsurance arrangements as of December 31, 2010 and 2009, respectively.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $16,520       $16,558
Equity indexed annuities accumulated host values                              100           159
Equity indexed annuities embedded derivatives                                   3             9
Variable annuity fixed sub-accounts                                         4,868         6,127
Variable annuity GMWB                                                         337           204
Variable annuity GMAB                                                         104           100
Other variable annuity guarantees                                              13            12
-------------------------------------------------------------------------------------------------
  Total annuities                                                          21,945        23,169
VUL/UL insurance                                                            2,588         2,526
VUL/UL insurance additional liabilities                                       143            69
Other life, DI and LTC insurance                                            5,004         4,619
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             29,680        30,383
Policy claims and other policyholders' funds                                  134           123
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $29,814       $30,506
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $57,862       $48,982
VUL insurance variable sub-accounts                                         5,887         5,239
Other insurance variable sub-accounts                                          46            46
-------------------------------------------------------------------------------------------------
  Total                                                                   $63,795       $54,267
=================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities. The Company may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2010 and 2009, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, the Company's EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 16 for additional information regarding the Company's derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company's variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 16 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. The Company also offers term and whole life insurance as well as disability products. The Company no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models (of the five that are available prior to withdrawal).

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2010                            DECEMBER 31, 2009
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN                      WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE      NET AMOUNT       AVERAGE       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                    $37,714        $36,028         $173            62           $30,938        $28,415
  Five/six-year reset                   13,689         11,153          312            62            13,919         11,223
  One-year ratchet                       7,741          7,242          287            63             7,081          6,400
  Five-year ratchet                      1,466          1,414            8            60             1,256          1,171
  Other                                    680            649           61            67               549            516
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $61,290        $56,486         $841            62           $53,743        $47,725
===========================================================================================================================
GGU DEATH BENEFIT                      $   970        $   912         $ 79            64           $   853        $   775
GMIB                                   $   597        $   561         $ 76            64           $   628        $   582
GMWB:
  GMWB                                 $ 4,341        $ 4,317         $106            64           $ 4,196        $ 4,067
  GMWB for life                         20,374         20,259          129            63            14,988         14,333
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $24,715        $24,576         $235            63           $19,184        $18,400
===========================================================================================================================
GMAB                                   $ 3,540        $ 3,523         $ 22            56           $ 2,926        $ 2,853
                                         DECEMBER 31, 2009
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                    $  974           61
  Five/six-year reset                     929           61
  One-year ratchet                        873           63
  Five-year ratchet                        38           59
  Other                                    95           67
---------------------------------------------------------------
    Total -- GMDB                      $2,909           61
===============================================================
GGU DEATH BENEFIT                      $   70           63
GMIB                                   $  126           63
GMWB:
  GMWB                                 $  454           64
  GMWB for life                           795           63
---------------------------------------------------------------
    Total -- GMWB                      $1,249           63
===============================================================
GMAB                                   $  153           56


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Changes in additional liabilities were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008                $ 24           $ 3         $   136        $  33          $ 4
Incurred claims                                       58            10           1,335          334            6
Paid claims                                          (27)           (1)             --           --           (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008                55            12           1,471          367            7
Incurred claims                                       12            (5)         (1,267)        (267)           8
Paid claims                                          (61)           (1)             --           --           --
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009                 6             6             204          100           15
Incurred claims                                       17             3             133            4           59
Paid claims                                          (18)           (1)             --           --           (6)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2010              $  5           $ 8         $   337        $ 104          $68
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $32,665       $29,379
  Bond                                                                     22,755        16,537
  Other                                                                     2,253         2,889
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $57,673       $48,805
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2010, 2009 and 2008.

11. LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance of $3 million and $300 million as of December 31, 2010 and 2009, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement was established by reference to LIBOR plus 28 basis points. In January 2011, an amendment to this agreement increased the interest rate to LIBOR plus 115 basis points. Amounts borrowed may be repaid at any time with no prepayment penalty. The outstanding balance at December 31, 2010 was paid in full with a payment in January 2011. The outstanding balance at December 31, 2009 was paid in full during the first quarter of 2010. RiverSource Life Insurance Company borrowed $200 million in January 2011 and an additional $100 million in February 2011 under this line of credit.

The Company has a revolving credit agreement with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR. There were no amounts outstanding on this line of credit at December 31, 2010 and 2009.

In September 2008, RiverSource Life Insurance Company, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company's statutory admitted assets as of the prior year end. The interest rate for any borrowing was established by reference to LIBOR plus 28 basis points. In January 2011, an amendment to this agreement increased the interest rate to LIBOR plus 115 basis points. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2010 and 2009.

12. BORROWINGS UNDER REPURCHASE AGREEMENTS

During 2010, the Company entered into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $412 million at December 31, 2010. The amount of the Company's liability as of December 31, 2010 was $397 million. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2010 was 0.3%.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

13. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. The Company's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from nationally-recognized pricing services. Observable inputs used to value these securities can include: reported trades, benchmark yields, issuer spreads and broker/dealer quotes. Level 3 securities primarily include corporate bonds, non-agency residential mortgage backed securities and asset backed securities. The fair value of these Level 3 securities is typically based on a single broker quote, except for the valuation of non-agency residential mortgage backed securities. Effective March 31, 2010, the Company returned to using prices from nationally-recognized pricing services to determine the fair value of non-agency residential mortgage backed securities because the difference between these prices and the results of the Company's discounted cash flows was not significant. The Company continues to classify its non-agency residential mortgage backed securities as Level 3 because it believes the market for these securities is still inactive and their valuation includes significant unobservable inputs.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchanged-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. The Company settled these Level 3 derivatives in the second quarter of 2009 and has not entered into any additional derivative instruments that have significant unobservable inputs since then.

LIABILITIES

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits. The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its EIAs. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

Other Liabilities
The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                              $--         $14,637       $1,317        $15,954
     Residential mortgage backed securities                  --           1,915        2,618          4,533
     Commercial mortgage backed securities                   --           4,065           30          4,095
     Asset backed securities                                 --             681          227            908
     State and municipal obligations                         --             770           --            770
     U.S. government and agencies obligations                11              51           --             62
     Foreign government bonds and obligations                --             107           --            107
     Other structured investments                            --              --           13             13
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               11          22,226        4,205         26,442
  Common stocks                                               1               1           --              2
  Trading securities                                         --              26           --             26
  Cash equivalents                                           --              76           --             76
  Other assets:
    Interest rate derivatives                                --             366           --            366
    Equity derivatives                                       32             323           --            355
    Credit derivatives                                       --               4           --              4
-------------------------------------------------------------------------------------------------------------
  Total other assets                                         32             693           --            725
  Separate account assets                                    --          63,795           --         63,795
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $44         $86,817       $4,205        $91,066
=============================================================================================================

Liabilities
  Future policy benefits:
    EIA embedded derivatives                                $--         $     3       $   --        $     3
    GMWB and GMAB embedded derivatives                       --              --          421            421
-------------------------------------------------------------------------------------------------------------
  Total future policy benefits                               --               3          421            424
  Other liabilities:
    Interest rate derivatives                                --             379           --            379
    Equity derivatives                                       18             647           --            665
    Credit derivatives                                       --               1           --              1
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                    18           1,027           --          1,045
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $18         $ 1,030       $  421        $ 1,469
=============================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                              $--         $13,755       $1,239        $14,994
     Residential mortgage backed securities                  --           2,424        2,772          5,196
     Commercial mortgage backed securities                   --           3,968           72          4,040
     Asset backed securities                                 --             665          215            880
     State and municipal obligations                         --             613           --            613
     U.S. government and agencies obligations                11             147           --            158
     Foreign government bonds and obligations                --             107           --            107
     Other structured investments                            --              --           11             11
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               11          21,679        4,309         25,999
  Common and preferred stocks                                --              23           --             23
  Trading securities                                         --              36           --             36
  Cash equivalents                                            2             801           --            803
  Other assets                                               --             615           --            615
  Separate account assets                                    --          54,267           --         54,267
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $13         $77,421       $4,309        $81,743
=============================================================================================================

Liabilities
  Future policy benefits                                    $--         $     9       $  299        $   308
  Other liabilities                                          --             757           --            757
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $--         $   766       $  299        $ 1,065
=============================================================================================================



The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS          PURCHASES,
                                                              INCLUDED IN            SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET      COMPREHENSI-  SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2010         INCOME       VE INCOME        NET         LEVEL 3        2010
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities              $1,239          $ 1          $ 30          $  22         $  25        $1,317
    Residential mortgage backed
    securities                              2,772           54           190           (398)           --         2,618
    Commercial mortgage backed
    securities                                 72            1            10             91          (144)           30
    Asset backed securities                   215            6            22             (3)          (13)          227
    Other structured investments               11            2            --             --            --            13
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          4,309           64(1)        252           (288)         (132)(3)     4,205
Future policy benefits:
  GMWB and GMAB embedded derivatives         (299)           4(2)         --           (126)           --          (421)


(1) Represents a $21 million loss included in net realized investment gains (losses) and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents securities with a fair value of $157 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service and securities with a fair value of $25 million that were transferred to Level 3 as the fair value of the securities is now based on broker quotes.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET      COMPREHENSI-  SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2009         INCOME       VE INCOME        NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities              $ 1,086       $   --         $194         $   20         $(61)        $1,239
    Residential mortgage backed
    securities                                 520           65          156          2,031           --          2,772
    Commercial mortgage backed
    securities                                   3           --            8             61           --             72
    Asset backed securities                     95            7           10            112           (9)           215
    Other structured investments                 9            2           --             --           --             11
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                           1,713           74(1)       368          2,224          (70)(3)      4,309

Other assets                                   200          (37)(2)       --           (163)          --             --
Future policy benefits:
  GMWB and GMAB embedded derivatives        (1,832)       1,611(2)        --            (78)          --           (299)


(1) Represents a $7 million loss included in net realized investment gains (losses) and an $81 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents securities with a fair value of $79 million that were transferred to Level 2 as the fair value of the securities are now obtained from a nationally-recognized pricing service and a security with a fair value of $9 million that was transferred to Level 3 as the fair value of the security is now based on broker quotes.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31:

                                                          2010                                      2009
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN MILLIONS)                              INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Residential mortgage backed
    securities                               $78          $(26)         $ --           $80          $(31)        $   --
    Asset backed securities                    5            --            --             1            --             --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                            83           (26)           --            81           (31)            --
Future policy benefits                        --            --           (15)           --            --          1,582


During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2010                        2009
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,470       $ 2,558       $ 2,532       $ 2,519
  Policy loans                                                729           805           715           790
  Other investments                                           210           224           226           245
  Restricted cash                                              66            66           184           184

FINANCIAL LIABILITIES
  Future policy benefits                                  $15,328       $15,768       $15,540       $15,657
  Separate account liabilities                                395           395           406           406
  Line of credit with Ameriprise Financial                      3             3           300           300
  Borrowings under repurchase agreements                      397           397            --            --

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Other Investments
Other investments primarily consist of syndicated loans and an investment in Federal Home Loan Bank of Des Moines ("FHLB"). The fair value of syndicated loans is obtained from a nationally-recognized pricing service. The carrying value of the investment in FHLB is considered a reasonable estimate of the fair value, as this represents the stated exit price for this investment.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

Line of Credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company's nonperformance risk specific to this liability; however, due to the short-term nature of the line of credit, the carrying value is used as an approximation of the fair value.

Borrowings under Repurchase Agreements
The fair value of borrowings under agreements to repurchase is determined by discounting cash flows. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk.

14. RELATED PARTY TRANSACTIONS

Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2010, 2009 and 2008, the Company received $136 million, $87 million and $101 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

The Company participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Company's share of the total net periodic pension cost was $1 million in 2010, $2 million in 2009 and $1 million in 2008.

The Company participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $1 million in 2010 and $3 million in both 2009 and 2008.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The Company also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. The Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were $1 million, $2 million and nil in 2010, 2009 and 2008, respectively.

The Company participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations was nil in both 2010 and 2009 and $1 million in 2008.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $527 million, $580 million and $673 million for 2010, 2009 and 2008, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                        $500           $--          $775
Cash dividends paid to RiverSource Life Insurance Company
from RiverSource Life of NY                                          28            --            77
Cash dividend paid to RiverSource Life Insurance Company from
RTA                                                                  63            22            --
Non-cash dividend paid to Ameriprise Financial from RTA              --            --           118


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2010, the Company received a non-cash capital contribution of $14 million comprised of affordable housing partnership investments from Ameriprise Financial.

During 2009, RiverSource Life Insurance Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial. As part of the transaction, RiverSource Life Insurance Company entered into an agreement to lease the buildings to Ameriprise Financial. In addition, RiverSource Life Insurance Company received a non-cash capital contribution of $200 million consisting of a reduction of the outstanding balance due to Ameriprise Financial under a line of credit. See Note 11 for more information on the Company's lines of credit.

During 2008, the Company received a non-cash capital contribution of $83 million comprised of below investment grade syndicated bank loans from Ameriprise Financial. In addition, RiverSource Life Insurance Company received a $239 million contribution from Ameriprise Financial, consisting of all the issued and outstanding shares of RTA.

There were no amounts included in other liabilities at December 31, 2010 and 2009 payable to Ameriprise Financial for federal income taxes.

During 2009, the Company sold corporate bonds of $27 million to Ameriprise Financial and recognized a gain of $9 million.

15. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $810 million and $433 million as of December 31, 2010 and 2009, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $1,200        $1,793        $(1,184)
Statutory net income (loss)(1)                                     1,112         1,887         (1,407)
Statutory capital and surplus                                      3,735         3,371          2,529


(1) An increase in statutory reserves for variable annuity guaranteed benefits contributed significantly to the loss in 2008, but was substantially offset by unrealized gains on derivatives which are not included in the statutory income statement, but recorded directly to surplus. These impacts were substantially reversed in 2009 and 2010.

16. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2010           2009         LOCATION         2010           2009
-----------------------------------------------------------------------------------------------------------------
                                                (IN MILLIONS)                                (IN MILLIONS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets       $366           $176       liabilities       $  379         $  280
                                                                       Other
  Equity contracts        Other assets        354            425       liabilities          665            474
                                                                       Other
  Credit contracts        Other assets          4             12       liabilities            1             --
                                                                       Future
  Embedded                                                             policy
  derivatives(1)          N/A                  --             --       benefits             421            299
                                         ---------------------------                  ---------------------------
    Total GMWB and GMAB                       724            613                          1,466          1,053
                                         ---------------------------                  ---------------------------
OTHER DERIVATIVES:
EQUITY
                                                                       Other
  GMDB                    Other assets         --             --       liabilities           --              2
                                                                       Other
  EIA                     Other assets          1              2       liabilities           --             --
                                                                       Future
  EIA embedded                                                         policy
  derivatives             N/A                  --             --       benefits               3              9
                                         ---------------------------                  ---------------------------
    Total other                                 1              2                              3             11
                                         ---------------------------                  ---------------------------
Total derivatives                            $725           $615                         $1,469         $1,064
                                         ===========================                  ===========================



N/A Not applicable

(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 13 for additional information regarding the Company's fair value measurement of derivative instruments.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

DERIVATIVES NOT DESIGNATED AS HEDGES
The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the years ended December 31:

                                    LOCATION OF
                                    GAIN (LOSS)            AMOUNT OF GAIN (LOSS)
                                        ON                     ON DERIVATIVES
                                    DERIVATIVES             RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED          RECOGNIZED        -------------------------------
AS HEDGING INSTRUMENTS               IN INCOME            2010               2009
-------------------------------------------------------------------------------------
                                                               (IN MILLIONS)
GMWB AND GMAB
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Interest rate contracts          expenses               $  95             $  (435)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Equity contracts                 expenses                (370)             (1,245)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Credit contracts                 expenses                 (44)                (65)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Embedded derivatives(1)          expenses                (121)              1,533
-------------------------------------------------------------------------------------
    Total GMWB and GMAB                                    (440)               (212)
-------------------------------------------------------------------------------------

OTHER DERIVATIVES:
EQUITY
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  GMDB                             expenses                  (4)                (10)
                                   Interest
                                   credited to
                                   fixed
  EIA                              accounts                   2                   4
                                   Interest
                                   credited to
                                   fixed
  EIA embedded derivatives         accounts                   7                   7
-------------------------------------------------------------------------------------
    Total other                                               5                   1
-------------------------------------------------------------------------------------
Total derivatives                                         $(435)            $  (211)
=====================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate and credit risk related to various products and transactions of the Company.

The majority of the Company's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options, total return swaps, interest rate swaptions, interest rate swaps, variance swaps and credit default swaps. At December 31, 2010 and 2009, the gross notional amount of derivative contracts for the Company's GMWB and GMAB provisions was $55.5 billion and $38.7 billion, respectively. The Company had previously entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written in 2009. As of December 31, 2010, the Company did not have any outstanding hedges on its GMDB provisions. At December 31, 2009, the gross notional amount of derivative contracts for the Company's GMDB provisions was $77 million. The deferred premium associated with the above options is paid or received semi-annually over the life of the option contract.

The following is a summary of the payments the Company is scheduled to make and receive for these options:

                                                                         PREMIUMS      PREMIUMS
(IN MILLIONS)                                                             PAYABLE     RECEIVABLE
-------------------------------------------------------------------------------------------------
2011                                                                       $266           $10
2012                                                                        245             9
2013                                                                        223             8
2014                                                                        197             7
2015                                                                        174             6
2016-2025                                                                   546             7


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EIAs have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and occasionally enters into futures contracts. The gross notional amount of these derivative contracts was $89 million and $129 million at December 31, 2010 and 2009, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA product obligations is also considered an embedded derivative. These embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CASH FLOW HEDGES
The Company has amounts classified in accumulated other comprehensive income
(loss) related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the years ended December 31, 2010 and 2009, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2010, the Company expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income
(loss) to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2010 and 2009, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2010, 2009 and 2008, amounts recognized in earnings on derivative transactions that were ineffective were not material.

The following is a summary of unrealized derivatives losses included in accumulated other comprehensive income (loss) related to cash flow hedges:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at January 1                     $(34)         $(38)         $(40)
Unrealized derivative losses arising during the period               --            --            (1)
Reclassification of realized losses(1)                                6             6             5
Income tax benefit                                                   (2)           (2)           (2)
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at December 31                   $(30)         $(34)         $(38)
=======================================================================================================



(1) Loss reclassified from Accumulated Other Comprehensive Income (Loss) to Net Investment Income on Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is 8 years and relates to interest credited on forecasted fixed premium product sales.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2010 and 2009, the Company held $25 million and $88 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2010 and 2009, the Company had accepted additional collateral consisting of various securities with a fair value of $23 million and $22 million, respectively, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $25 million and $53 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of the Company's parent, Ameriprise Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2010 and 2009, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $412 million and $296 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2010 and 2009 was $406 million and $269 million, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2010 and 2009 were triggered, the additional fair value of assets needed to settle these derivative liabilities would have been $6 million and $27 million, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

17. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that is will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision (benefit) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $(167)        $325          $  42
  State                                                                3            1              3
-------------------------------------------------------------------------------------------------------
    Total current income tax                                        (164)         326             45
Deferred income tax
  Federal                                                            417          (80)          (236)
  State                                                               (1)          (1)             2
-------------------------------------------------------------------------------------------------------
    Total deferred income tax                                        416          (81)          (234)
-------------------------------------------------------------------------------------------------------
Total income tax provision (benefit)                               $ 252         $245          $(189)
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2010          2009          2008
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%         35.0%          35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (6.6)         (7.2)          56.6
  State taxes, net of federal benefit                               0.1            --           (3.7)
  Low income housing credit                                        (1.4)         (2.0)          27.9
  Foreign tax credit, net of addback                               (1.1)         (1.0)          15.3
  Taxes applicable to prior years                                  (1.9)          0.1           29.2
  Other, net                                                                       --           (0.2)
-------------------------------------------------------------------------------------------------------
Income tax provision                                               24.1%         24.9%         160.1%
=======================================================================================================



The Company's effective tax rate was 24.1% and 24.9% for the years ended December 31, 2010 and 2009, respectively. The decrease in the effective tax rate primarily reflects benefits from tax planning and completion of certain audits which offset the impact of an increase in pretax income relative to tax advantaged items for 2010.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,306        $1,390
  Investment related                                                         159           163
  Net operating loss and tax credit carryforwards                             31           185
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,496         1,738
-------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
  DAC                                                                      1,429         1,264
  Net unrealized gains on Available-for-Sale securities                      364           203
  DSIC                                                                       191           193
  Other                                                                       26            15
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      2,010         1,675
-------------------------------------------------------------------------------------------------
Net deferred income tax assets (liabilities)                              $ (514)       $   63
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in deferred income tax assets are a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes and future deductible

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, (i) future taxable income exclusive of reversing temporary differences and carryforwards, (ii) future reversals of existing taxable temporary differences,
(iii) taxable income in prior carryback years, and (iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2010 and 2009.

The Company has tax benefits related to capital loss carryforwards of $29 million which expire beginning December 31, 2015 as well as tax credit carryforwards of $2 million which expire beginning December 31, 2019.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $ (77)        $(89)         $  97
Additions (reductions) based on tax positions related to the
current year                                                          --            1           (165)
Additions for tax positions of prior years                           322           18             38
Reductions for tax positions of prior years                         (196)          (7)           (59)
Settlements                                                           34           --             --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $  83         $(77)         $ (89)
=======================================================================================================



If recognized, approximately $39 million, $49 million and $30 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2010, 2009 and 2008, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net reduction of $8 million, $1 million and $14 million in interest and penalties for the year ended December 31, 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, the Company had a receivable of $24 million and $16 million, respectively, related to the accrual of interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $25 million to $35 million in the next 12 months.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS") completed its field examination of the Company's income tax returns for 2005 through 2007 during the third and fourth quarters of 2010. The IRS had completed its field examination of the 1997 through 2004 tax returns in recent years. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. In the fourth quarter of 2010, the IRS commenced an examination of the Company's income tax returns for 2008 and 2009. The Company or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2009.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

The items comprising other comprehensive income (loss) are presented net of the following income tax provision (benefit) amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $157          $587          $(302)
Net unrealized derivative gains                                       2             2              2
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $159          $589          $(300)
=======================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

18. COMMITMENTS AND CONTINGENCIES

At December 31, 2010 and 2009, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 6 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2010, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. The SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

S-6318 K (4/11)

PART C.

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          RiverSource Variable Annuity Account
               Report of Independent Registered Public Accounting Firm dated April 22, 2011
               Statements of Assets and Liabilities for the year ended Dec. 31, 2010
               Statements of Operations for the year ended Dec. 31, 2010 Statements of Changes in Net Assets for the two years ended Dec. 31, 2010
               Notes to Financial Statements

          RiverSource Life Insurance Company
               Report of Independent Registered Public Accounting Firm dated February 23, 2011
               Consolidated Balance Sheets as of Dec. 31, 2010 and 2009 Consolidated Statements of Income for the years ended Dec. 31, 2010, 2009 and 2008
               Consolidated Statements of Cash Flows for the years ended Dec. 31, 2010, 2009 and 2008
               Consolidated Statements of Shareholder's Equity for the three years ended Dec. 31, 2010, 2009 and 2008
               Notes to Consolidated Financial Statements

     (b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as
     Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration

     Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit 1.3 to Registrant's Post - Effective Amendment No. 2 to Registation Statement No. 333 - 74865, filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or about April 27, 2004 is incorporated by reference.

1.20 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as
     Exhibit 1.20 to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

1.21 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6)
     to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

1.22 Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 408 additional subaccounts dated April 6, 2011 filed electronically as Exhibit 1.22to Registrant's Post-Effective Amendment No.12 to Registration Statement No. 333-139760 is filed electronically herewith.

2.   Not applicable.

3.1 Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance, filed as Exhibit
     3.2 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

3.2  Not applicable.

4.1  Form of Deferred Annuity Contract (form 43431) filed electronically as
     Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2  Form of Roth IRA Endorsement (form 43094) filed electronically as Exhibit
     4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3  Form of SEP-IRA Endorsement (form 43433) filed electronically as Exhibit
     4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4 Form of TSA Endorsement (form 43413) filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5  Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit
     Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6 Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7  Form of 8% Performance Credit Rider (form 240187), filed electronically as
     Exhibit 4.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

4.8 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9  Form of Roth IRA Endorsement (form 272109) filed electronically as Exhibit
     4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.10 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.11 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.12 Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.13 Form of Enhanced Death Benefit Rider (form 272871) filed electronically as
     Exhibit 4.13 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base)(form 272873) filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875-E) filed electronically as Exhibit
     4.17 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.18 Form of Deferred Variable Annuity Contract (form 272876 DPSIG) filed electronically as Exhibit 4.18 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.19 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-E) filed as Exhibit 4.22 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.20 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.21 Form of Annuity Endorsement (form 273566) filed electronically as Exhibit
     4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.22 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life(SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

4.23 Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as Exhibit
     4.26 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.24 Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as Exhibit
     4.27 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.25 Form of MVA Endorsement (form 44182) filed as Exhibit 4.25 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.26 Form of Withdrawal Charges Endorsement (form 44189) filed as Exhibit 4.26 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.27 Form of Age Endorsement (form 240496) filed as Exhibit 4.27 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.28 Form of Benefit Protector(SM) Death Benefit Rider (form 271155) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.29 Form of Benefit Protector Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.30 Form of TSA Plan Endorsement - RVSL (form 272865) filed as Exhibit 4.30 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.31 Form of TSA Plan Endorsement - AEL (form 272865) filed as Exhibit 4.31 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.32 Form of 401 Plan Endorsement - RVSL (form 272866) filed as Exhibit 4.32 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.33 Form of 401 Plan Endorsement - AEL (form 272866) filed as Exhibit 4.33 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.34 Form of Unisex Endorsement (form 272867) filed as Exhibit 4.34 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.35 Form of Fixed and Variable Annuity Contract (form 272876) filed as Exhibit
     4.35 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.36 Form of Pre-election endorsement (form 273566) filed electronically as
     Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.37 Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed as
     Exhibit 4.37 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.38 Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed as
     Exhibit 4.38 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.39 Form of Contract Data Pages - AEL (form 273954 DPSIG) filed as Exhibit 4.39 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.40 Form of MAV GMIB Rider - RVSL (form 273961) filed as Exhibit 4.40 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.41 Form of MAV GMIB Rider - AEL (form 273961) filed as Exhibit 4.41 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.42 Form of 5% GMIB Rider - RVSL (form 273962) filed as Exhibit 4.42 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of 5% GMIB Rider - AEL (form 273962) filed as Exhibit 4.43 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.44 Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed as
     Exhibit 4.44 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.45 Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed as
     Exhibit 4.45 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.46 Form of Unisex Endorsement - RVSL (form 273964) filed as Exhibit 4.46 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.47 Form of Unisex Endorsement - AEL (form 273964) filed as Exhibit 4.47 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.48 Form of 5% Death Benefit Rider - RVSL (form 273965) filed as Exhibit 4.48 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.49 Form of 5% Death Benefit Rider - AEL (form 273965) filed as Exhibit 4.49 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.50 Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed as Exhibit 4.50 to RiverSource Variable Annuity

     Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.51 Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed as Exhibit 4.51 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.52 Form of Contract Data Pages - RVSL (form 273954 DPSIG) filed as Exhibit
     4.52 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.53 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed as Exhibit 4.52 to Registrant's Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.54 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-SG) filed electronically as Exhibit 4.51 to Registrant's Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.55 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 275062-sg) filed electronically as Exhibit 4.59 to Registrant's Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.56 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 275062-jt) filed electronically as Exhibit 4.60 to Registrant's Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.57 Form of Deferred Annuity Contract (form 411265) filed as Exhibit 4.55 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.58 Form of Deferred Annuity Contract (form 411265) data pages for RiverSource Signature Select Variable Annuity filed electronically as Exhibit 4.58 to Registrant's Post-Effective Amendment No.7 under Registration Statement No.333- 139760 on or about Nov.25, 2009 is incorporated herein by reference.

4.59 Form of Guarantee Period Accounts Endorsement (form 411272) filed as
     Exhibit 4.57 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.60 Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed as Exhibit 4.58 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.61 Form of 5% Accumulation Death Benefit Rider (form 411279) filed as Exhibit
     4.59 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.62 Form of Enhanced Death Benefit Rider (form 411280) filed as Exhibit 4.60 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.63 Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed as Exhibit 4.61 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.64 Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed as
     Exhibit 4.62 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.65 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed as Exhibit 4.63 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.66 Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed as Exhibit 4.64 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.67 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages(R) Rider (form 411284-sg) filed as Exhibit 4.65 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.68 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages(R) Rider (form 411284-jt) filed as Exhibit 4.66 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.69 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.48 to RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on or about July 12, 2010 is incorporated herein by reference.

4.70 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.49 to RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on or about July 12, 2010 is incorporated herein by reference.

5.   Form of Variable Annuity Application (form 43432) filed electronically as
     Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

5.2 Form of Application (form 270234) filed as Exhibit 5.2 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.3 Form of Application (form 271843) filed as Exhibit 5.3 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.4 Form of Application (form 272878)filed as Exhibit 5.4 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.5 Form of Application (form 273630) filed as Exhibit 5.5 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.6 Form of Application - RVSL (form 273967) filed as Exhibit 5.6 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.7 Form of Application - AEL (form 273967) filed as Exhibit 5.7 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 filed on or about April 24, 2007, is incorporated by reference.

8.2 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.3 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated June 5, 2007, by and among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.5 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.6 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as
     Exhibit 8.6 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.7 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.8 Copy of Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities, LLC, and Lazard Retirement Series, Inc., dated Jan. 1, 2007, filed electronically Exhibit 8.7 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about April 24, 2007 is incorporated by reference.

8.9 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006 filed electronically as Exhibit 8.9 to Registration Statement No. 8.9 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139760 on or about Apr.24, 2007 is incorporated by reference.

8.10 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P.
     and Columbia Mangement Distributors, Inc., dated April 2, 2007 filed electronically as Exhibit 8.11 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.12 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, between American Enterprise Life Insurance Company and J.P. Morgan Series Trust II filed as Exhibit 8.14 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.15 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company IDS Life Insurance Company of New York and American Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

8.16 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.17 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.17 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.18 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.19 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.20 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Signature Select Variable Annuity is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Signature Variable Annuity is filed electronically herewith.

11.  None.

12.  Not applicable.

13. Power of Attorney to sign Amendment to this Registration Statement, Dated Dec.17, 2010 filed electronically as Exhibit 13 to RiverSource Variable Account 10's Post-Effective Amendment No.64 to Registration Statement No. 333-79311 filed on or about April 22, 2011, is incorporated herein by reference.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Company

                                                                     Position and Offices
Name                               Principal Business Address*          With Depositor
----                               ---------------------------   -----------------------------
Gumer Cruz Alvero                                                Director and Executive
                                                                 Vice President - Annuities
Brian Joseph McGrane                                             Director, Executive Vice
                                                                 President and Chief Financial
                                                                 Officer
Richard T. Moore                                                 Secretary
Kevin Eugene Palmer                                              Director, Vice President and
                                                                 Chief Actuary
Bridget Mary Sperl                                               Director, Executive Vice
                                                                 President - Client Service
Jon Stenberg                                                     Director
William Frederick "Ted" Truscott                                 Director
John Robert Woerner                                              Chairman of the Board and
                                                                 President

* The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 26.

Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                 Jurisdiction of
Name of Subsidiary                                                Incorporation
------------------                                               ---------------
Advisory Capital Strategies Group Inc.                           Minnesota
AEXP Affordable Housing LLC                                      Delaware
American Enterprise Investment Services Inc.                     Minnesota
American Express Property Casualty Insurance Agency
   of Pennsylvania, Inc.                                         Pennsylvania
Ameriprise Advisor Services, Inc.                                Michicgan
Ameriprise Auto & Home Insurance Agency, Inc.                    Wisconsin
Ameriprise Bank, FSB                                             USA
Ameriprise Captive Insurance Company                             Vermont
Ameriprise Capital Trusts I-IV                                   Delaware
Ameriprise Certificate Company                                   Delaware
Ameriprise Financial Services, Inc.                              Delaware
Ameriprise Holdings, Inc.                                        Delaware
Ameriprise India Private Ltd.                                    India
Ameriprise Insurance Agency of Massachusetts, Inc.               Massachusetts
Ameriprise Insurance Agency                                      Wisconsin
Ameriprise Trust Company                                         Minnesota
AMPF Holding Corporation                                         Michigan
AMPF Property Corporation                                        Michigan
AMPF Realty Corporation                                          Michigan
Brecek & Young Advisors, Inc.                                    California
Brecek & Young Financial Group Insurance Agency of Texas, Inc.   Texas
Brecek & Young Financial Services Group of Montana, Inc.         Montana
Boston Equity General Partner LLC                                Delaware
4230 W. Green Oaks, Inc.                                         Michigan
IDS Capital Holdings Inc.                                        Minnesota
IDS Futures Corporation                                          Minnesota
IDS Management Corporation                                       Minnesota
IDS Property Casualty Insurance Company                          Wisconsin
Investors Syndicate Development Corporation                      Nevada
J. & W. Seligman & Co. Incorporated                              New York
Kenwood Capital Management LLC (47.7% owned)                     Delaware
Realty Assets Inc.                                               Nebraska
RiverSource CDO Seed Investments, LLC                            Minnesota
RiverSource Distributors, Inc.                                   Delaware
RiverSource Fund Distributors, Inc.                              Delaware
RiverSource Investments, LLC                                     Minnesota
RiverSource Life Insurance Company                               Minnesota
RiverSource Life Insurance Co. of New York                       New York
RiverSource REO 1, LLC                                           Minnesota
RiverSource Service Corporation                                  Minnesota
RiverSource Services, Inc.                                       Delaware
RiverSource Tax Advantaged Investments, Inc.                     Delaware
Securities America Advisors, Inc.                                Nebraska
Securities America Financial Corporation                         Nebraska
Securities America, Inc.                                         Nebraska
Seligman Asia, Inc.                                              Delaware
Seligman Focus Partners LLC                                      Delaware
Seligman Health Partners LLC                                     Delaware
Seligman Health Plus Partners LLC                                Delaware
Seligman Partners LLC                                            Delaware
Threadneedle Asset Management Holdings SARL                      England

Item 27. Number of Contract owners

     As of March 31, 2011 there were 29,539 nonqualified and 42,670 qualified contract holders.

Item 28. Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of

1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Annuity Account 10
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 8
RiverSource of New York Variable Annuity Account

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal       Positions and Offices
Business Address*           with Underwriter
-------------------   --------------------------
Lynn Abbott           President
Gumer C. Alvero       Director and Vice President
Thomas R. Moore       Secretary
David K. Stewart      Chief Financial Officer
William F. Truscott   Chairman of the Board and
                      Chief Executive officer
John R. Woerner       Director and Vice President

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474


Item 29(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                                 NET UNDERWRITING
NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE
UNDERWRITER                        COMMISSIONS         REDEMPTION     COMMISSIONS   COMPENSATION
-----------------                ----------------   ---------------   -----------   ------------
RiverSource Distributors, Inc.     $391,347,519           None            None          None

Item 30. Location of Accounts and Records

     RiverSource Life Insurance Company
     829 Ameriprise Financial Center
     Minneapolis, MN  55402

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

     (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub.

          avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

     (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 22nd day of April, 2011.

                                        RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                                           (Registrant)

                                        By RiverSource Life Insurance Company
                                           (Sponsor)


                                        By /s/ John R. Woerner*
                                           -------------------------------------
                                           John R. Woerner
                                           Chairman of the Board and President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 2011.

              Signature                                 Title
-------------------------------------   ----------------------------------------


/s/ Gumer C. Alvero*                    Director and Executive Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Richard N. Bush*                    Senior Vice President -- Corporate Tax
-------------------------------------
Richard N. Bush


/s/ Brian J. McGrane*                   Director, Executive Vice President and
-------------------------------------   Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                    Director, Vice President and Chief
-------------------------------------   Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Director and Executive Vice President -
-------------------------------------   Client Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------
David K. Stewart



/s/ William F. "Ted" Truscott*          Director
-------------------------------------
William F. "Ted" Truscott


/s/ John R. Woerner*                    Chairman of the Board and President
-------------------------------------
John R. Woerner

* Signed pursuant to Power of Attorney dated Dec. 17, 2010 filed electronically as Exhibit 13 to RiverSource Variable Account 10's Post-Effective Amendment No.64 to Registration Statement No. 333-79311 filed on or about April 22, 2011, is incorporated herein by reference.

herewith, by:


/s/  Rodney J. Vessels
-------------------------------------
Rodney J. Vessels
Assistant General Counsel

              CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 12
                    TO REGISTRATION STATEMENT No. 333-139760

This Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.
The prospectuses for:

          RiverSource(R) Signature Select Variable Annuity
          RiverSource(R) Signature Variable Annuity

Part B.

     Combined Statement of Additional Information and Financial Statements for:

          RiverSource Variable Annuity Account

Part C.

     Other Information.

     The signatures.

     Exhibits.

                                  EXHIBIT INDEX

1.22 Resolution of the Board of Directors of RiverSource Life dated April 6,
     2011.

9.   Opinion of Counsel and Consent

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Select Variable Annuity.

10.2 Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Variable Annuity.